UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-52579
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 32	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 168	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America’s EXCLUSIVE Annuity® II
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 49. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Fund
•	Invesco

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•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
•	Wells Fargo Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. GTOs are referred to as Target Term Options in some jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option[4]	0.15%
Total Variable Account Charges (including this option only)	1.35%
One-Year Step Up Death Benefit Option[5]	0.10%
Total Variable Account Charges (including this option only)	1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option[6]	0.20%
Total Variable Account Charges (including this option only)	1.40%
5% Enhanced Death Benefit Option[7]	0.15%
Total Variable Account Charges (including this option only)	1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.50%
Beneficiary Protector Option	0.40%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	1.70%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed.
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[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	This option may not be elected with another death benefit option.
[5]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[6]	This option may not be elected with another death benefit option.
[7]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	3.15%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.15%)	$625	$1,851	$3,047	$5,908	*	$1,851	$3,047	$5,908	$625	$1,851	$3,047	$5,908
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$322	$ 984	$1,670	$3,494	*	$ 984	$1,670	$3,494	$322	$ 984	$1,670	$3,494
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
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Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets. This option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
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•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the
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identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
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Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
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Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the GTOs will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
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(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
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Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
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•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge
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associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or contingent annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
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(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTOs at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s) or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
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The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
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Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
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Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-52579
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
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Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
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Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
55

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
56

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
57

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
58

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
59

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
60

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The Fund seeks growth of capital.
61

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
62

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2)
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.
63

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	16.917054	15.762343	-6.83%	17,121
2014	15.716509	16.917054	7.64%	15,242
2013	11.557598	15.716509	35.98%	24,711
2012	9.874545	11.557598	17.04%	21,299
2011	10.937267	9.874545	-9.72%	20,574
2010	8.744818	10.937267	25.07%	64,566
2009	6.204371	8.744818	40.95%	41,149
2008*	10.000000	6.204371	-37.96%	41,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.864996	13.360512	-3.64%	275,559
2014	13.585119	13.864996	2.06%	327,082
2013	15.024082	13.585119	-9.58%	396,357
2012	14.161086	15.024082	6.09%	742,807
2011	12.826176	14.161086	10.41%	740,564
2010	12.349734	12.826176	3.86%	674,489
2009	11.341243	12.349734	8.89%	691,028
2008	11.664298	11.341243	-2.77%	648,504
2007	10.782991	11.664298	8.17%	617,795
2006	10.743070	10.782991	0.37%	620,296
64

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	22.787737	21.248827	-6.75%	182,723
2014	20.501156	22.787737	11.15%	196,098
2013	15.277461	20.501156	34.19%	224,067
2012	13.476424	15.277461	13.36%	228,767
2011	13.228101	13.476424	1.88%	225,097
2010	11.729347	13.228101	12.78%	249,304
2009	10.052611	11.729347	16.68%	329,607
2008	15.554749	10.052611	-35.37%	410,167
2007	15.755326	15.554749	-1.27%	523,547
2006	13.618988	15.755326	15.69%	676,341
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	20.133170	19.606568	-2.62%	132,885
2014	17.503134	20.133170	15.03%	149,034
2013	13.615345	17.503134	28.55%	148,986
2012	11.846752	13.615345	14.93%	140,265
2011	12.074087	11.846752	-1.88%	138,863
2010	10.247605	12.074087	17.82%	152,033
2009	7.981902	10.247605	28.39%	215,961
2008	10.679075	7.981902	-25.26%	187,451
2007	11.064576	10.679075	-3.48%	140,010
2006*	10.000000	11.064576	10.65%	65,234
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.774027	-2.26%	8,489
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.426362	15.088680	-2.19%	351,775
2014	15.317744	15.426362	0.71%	477,564
2013	13.550365	15.317744	13.04%	503,409
2012	12.472250	13.550365	8.64%	524,484
2011	13.100288	12.472250	-4.79%	534,371
2010	12.080182	13.100288	8.44%	353,567
2009*	10.000000	12.080182	20.80%	230,448
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.226563	-7.73%	4,756
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.802068	-1.98%	23,073
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.775566	11.806570	-7.58%	49,267
2014	12.242868	12.775566	4.35%	10,179
2013*	10.000000	12.242868	22.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.896909	10.495243	-3.69%	9,113
2014*	10.000000	10.896909	8.97%	6,127
65

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	25.227398	24.344043	-3.50%	71,325
2014	24.289802	25.227398	3.86%	97,712
2013	17.471304	24.289802	39.03%	109,700
2012	15.278847	17.471304	14.35%	125,517
2011	15.377498	15.278847	-0.64%	133,232
2010	12.369464	15.377498	24.32%	127,096
2009	10.013642	12.369464	23.53%	129,925
2008	14.670723	10.013642	-31.74%	251,070
2007	14.947780	14.670723	-1.85%	192,467
2006	13.223234	14.947780	13.04%	246,690
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.953434	18.127744	-4.36%	55,118
2014	16.908935	18.953434	12.09%	59,022
2013	12.739110	16.908935	32.73%	66,422
2012	11.515259	12.739110	10.63%	73,702
2011	11.550728	11.515259	-0.31%	83,358
2010	10.182340	11.550728	13.44%	93,249
2009	7.705099	10.182340	32.15%	103,891
2008	11.892933	7.705099	-35.21%	127,095
2007	11.168633	11.892933	6.49%	179,811
2006	10.351504	11.168633	7.89%	228,859
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	22.134999	22.111501	-0.11%	1,389,998
2014	19.752217	22.134999	12.06%	1,476,548
2013	15.142300	19.752217	30.44%	1,538,004
2012	13.242551	15.142300	14.35%	1,744,884
2011	13.156042	13.242551	0.66%	1,975,637
2010	11.595206	13.156042	13.46%	2,215,924
2009	9.289668	11.595206	24.82%	2,248,660
2008	14.958510	9.289668	-37.90%	2,565,023
2007	14.385200	14.958510	3.99%	3,073,234
2006	12.605780	14.385200	14.12%	3,437,429
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.893100	21.096440	-3.64%	220,022
2014	20.500202	21.893100	6.79%	249,572
2013	17.133379	20.500202	19.65%	274,617
2012	15.703984	17.133379	9.10%	324,285
2011	14.580318	15.703984	7.71%	331,737
2010	12.797113	14.580318	13.93%	272,659
2009	10.568422	12.797113	21.09%	282,514
2008	15.183971	10.568422	-30.40%	341,135
2007	14.346155	15.183971	5.84%	321,599
2006	12.465876	14.346155	15.08%	454,697
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.918673	9.702417	-2.18%	75,893
2014*	10.000000	9.918673	-0.81%	23,689
66

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	18.310304	18.046529	-1.44%	346,705
2014	17.855420	18.310304	2.55%	392,114
2013	17.887155	17.855420	-0.18%	459,104
2012	16.500735	17.887155	8.40%	514,007
2011	16.329532	16.500735	1.05%	567,062
2010	15.232405	16.329532	7.20%	686,775
2009	12.801405	15.232405	18.99%	810,910
2008	13.975403	12.801405	-8.40%	999,169
2007	13.423384	13.975403	4.11%	1,148,323
2006	13.044103	13.423384	2.91%	1,339,470
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	14.338825	14.122582	-1.51%	32,568
2014	13.908050	14.338825	3.10%	72,813
2013	12.414356	13.908050	12.03%	71,344
2012	11.250785	12.414356	10.34%	72,161
2011	11.419590	11.250785	-1.48%	179,733
2010	10.252378	11.419590	11.38%	98,268
2009	8.358168	10.252378	22.66%	69,888
2008	11.291189	8.358168	-25.98%	85,647
2007	10.519576	11.291189	7.34%	26,270
2006*	10.000000	10.519576	5.20%	8,455
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	14.207983	13.986047	-1.56%	47,514
2014	13.739696	14.207983	3.41%	53,626
2013	11.993074	13.739696	14.56%	54,898
2012	10.724695	11.993074	11.83%	40,113
2011	10.978165	10.724695	-2.31%	42,736
2010	9.702572	10.978165	13.15%	30,486
2009	7.625956	9.702572	27.23%	18,789
2008	11.471058	7.625956	-33.52%	13,124
2007	10.539579	11.471058	8.84%	59,957
2006*	10.000000	10.539579	5.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.406679	14.185988	-1.53%	15,880
2014	13.905654	14.406679	3.60%	17,948
2013	11.584251	13.905654	20.04%	18,269
2012	10.153311	11.584251	14.09%	22,614
2011	10.561122	10.153311	-3.86%	6,931
2010	9.214958	10.561122	14.61%	5,848
2009	7.097840	9.214958	29.83%	4,391
2008	11.601646	7.097840	-38.82%	8,069
2007	10.559747	11.601646	9.87%	12,684
2006*	10.000000	10.559747	5.60%	3,229
67

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.695765	8.374559	-21.70%	84,719
2014	12.410031	10.695765	-13.81%	130,308
2013	10.117745	12.410031	22.66%	160,773
2012	9.777986	10.117745	3.47%	155,950
2011	10.439308	9.777986	-6.33%	175,140
2010	8.867305	10.439308	17.73%	225,740
2009	6.081720	8.867305	45.80%	280,753
2008	13.500848	6.081720	-54.95%	218,128
2007	9.383035	13.500848	43.89%	277,389
2006*	10.000000	9.383035	-6.17%	62,767
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	23.318282	22.096499	-5.24%	579,402
2014	21.723175	23.318282	7.34%	655,739
2013	17.175680	21.723175	26.48%	739,078
2012	14.834974	17.175680	15.78%	789,851
2011	14.886926	14.834974	-0.35%	903,911
2010	13.092259	14.886926	13.71%	1,114,441
2009	10.190835	13.092259	28.47%	1,307,220
2008	18.002932	10.190835	-43.39%	1,579,722
2007	17.968073	18.002932	0.19%	2,065,849
2006	15.144659	17.968073	18.64%	2,600,880
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	21.507384	22.747946	5.77%	496,253
2014	19.578164	21.507384	9.85%	517,472
2013	14.548704	19.578164	34.57%	554,983
2012	12.855879	14.548704	13.17%	617,652
2011	12.993343	12.855879	-1.06%	736,310
2010	10.600829	12.993343	22.57%	824,683
2009	8.372807	10.600829	26.61%	987,979
2008	16.060924	8.372807	-47.87%	1,232,076
2007	12.813873	16.060924	25.34%	1,563,356
2006	12.151083	12.813873	5.45%	1,749,896
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.550114	15.737377	-4.91%	290,846
2014	16.573026	16.550114	-0.14%	127,290
2013	15.843684	16.573026	4.60%	156,256
2012	14.043042	15.843684	12.82%	186,916
2011	13.676299	14.043042	2.68%	236,911
2010	12.165048	13.676299	12.42%	291,939
2009	8.563916	12.165048	42.05%	373,506
2008	11.567096	8.563916	-25.96%	432,182
2007	11.405362	11.567096	1.42%	607,521
2006	10.382924	11.405362	9.85%	1,486,098
68

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.550316	14.274250	-1.90%	320,074
2014	13.925749	14.550316	4.48%	361,469
2013	14.366349	13.925749	-3.07%	416,252
2012	13.748136	14.366349	4.50%	542,467
2011	12.979067	13.748136	5.93%	647,717
2010	12.199820	12.979067	6.39%	726,082
2009	10.674834	12.199820	14.29%	818,555
2008	11.178437	10.674834	-4.51%	519,198
2007	10.857668	11.178437	2.95%	350,720
2006	10.536126	10.857668	3.05%	315,622
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.687983	16.240435	-2.68%	135,542
2014	15.905133	16.687983	4.92%	156,699
2013	11.831501	15.905133	34.43%	210,628
2012	10.436160	11.831501	13.37%	222,728
2011	11.830540	10.436160	-11.79%	304,599
2010	9.303679	11.830540	27.16%	322,728
2009	6.725459	9.303679	38.34%	284,251
2008	11.253265	6.725459	-40.24%	262,245
2007	9.863182	11.253265	14.09%	327,147
2006*	10.000000	9.863182	-1.37%	249,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.225959	17.613290	2.25%	151,114
2014	18.984497	17.225959	-9.26%	83,110
2013	14.738062	18.984497	28.81%	93,662
2012	12.375401	14.738062	19.09%	108,380
2011	15.132512	12.375401	-18.22%	136,945
2010	13.555045	15.132512	11.64%	153,129
2009	10.850910	13.555045	24.92%	179,400
2008	19.565247	10.850910	-44.54%	207,920
2007	16.896770	19.565247	15.79%	255,347
2006	14.499246	16.896770	16.54%	295,835
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	22.854658	21.890605	-4.22%	18,116
2014	21.681259	22.854658	5.41%	23,000
2013	16.822770	21.681259	28.88%	28,223
2012	13.396840	16.822770	25.57%	31,669
2011	14.875465	13.396840	-9.94%	33,124
2010	11.906264	14.875465	24.94%	40,781
2009	7.656370	11.906264	55.51%	54,009
2008	15.872344	7.656370	-51.76%	51,592
2007	15.214228	15.872344	4.33%	90,482
2006	13.252038	15.214228	14.81%	117,172
69

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.748465	11.812893	-7.34%	44,773
2014	12.545987	12.748465	1.61%	52,301
2013	10.259562	12.545987	22.29%	44,687
2012	9.003906	10.259562	13.95%	13,783
2011	9.255758	9.003906	-2.72%	10,311
2010	8.496860	9.255758	8.93%	30,871
2009	6.602655	8.496860	28.69%	6,713
2008*	10.000000	6.602655	-33.97%	30,465
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.486773	14.221543	-8.17%	545,378
2014	14.983267	15.486773	3.36%	662,094
2013	13.309689	14.983267	12.57%	648,740
2012	11.958652	13.309689	11.30%	645,565
2011	11.821730	11.958652	1.16%	658,472
2010	10.619457	11.821730	11.32%	668,605
2009	7.926819	10.619457	33.97%	533,630
2008	11.405666	7.926819	-30.50%	599,687
2007	11.126930	11.405666	2.51%	682,436
2006*	10.000000	11.126930	11.27%	379,194
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.599338	14.273637	-8.50%	47,513
2014	15.699158	15.599338	-0.64%	61,987
2013	11.663216	15.699158	34.60%	80,258
2012	9.971622	11.663216	16.96%	96,919
2011	10.486815	9.971622	-4.91%	102,556
2010	8.277889	10.486815	26.68%	149,004
2009	6.487052	8.277889	27.61%	154,238
2008	9.802409	6.487052	-33.82%	245,245
2007	10.164026	9.802409	-3.56%	140,280
2006*	10.000000	10.164026	1.64%	123,976
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.353141	7.429355	-20.57%	50,308
2014*	10.000000	9.353141	-6.47%	46,882
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.664341	8.004571	-7.61%	48,219
2014*	10.000000	8.664341	-13.36%	66,264
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	10.004307	9.458763	-5.45%	429,712
2014*	10.000000	10.004307	0.04%	504,214
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.252727	10.316974	0.63%	6,255
2014	9.915253	10.252727	3.40%	6,921
2013*	10.000000	9.915253	-0.85%	557
70

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.247788	14.745481	3.49%	10,036
2014	13.331810	14.247788	6.87%	3,868
2013	9.652441	13.331810	38.12%	8,741
2012*	10.000000	9.652441	-3.48%	2,839
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.996975	13.973084	-0.17%	8,877
2014	13.155112	13.996975	6.40%	7,644
2013	9.747086	13.155112	34.96%	10,323
2012*	10.000000	9.747086	-2.53%	9,026
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	29.286860	26.520300	-9.45%	95,395
2014	31.290052	29.286860	-6.40%	123,870
2013	25.309292	31.290052	23.63%	142,116
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.792716	-2.07%	13,679
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	15.243046	16.857910	10.59%	236,840
2014	14.223755	15.243046	7.17%	252,878
2013	10.999236	14.223755	29.32%	273,281
2012	8.988590	10.999236	22.37%	355,948
2011	9.776182	8.988590	-8.06%	430,134
2010	9.292757	9.776182	5.20%	644,835
2009	6.441522	9.292757	44.26%	782,979
2008	11.707458	6.441522	-44.98%	868,601
2007	8.673028	11.707458	34.99%	875,530
2006	8.044709	8.673028	7.81%	954,051
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.731925	7.994023	3.39%	216,021
2014	7.156853	7.731925	8.04%	170,222
2013	5.350251	7.156853	33.77%	183,319
2012	4.545048	5.350251	17.72%	183,554
2011	5.036169	4.545048	-9.75%	128,883
2010	4.097605	5.036169	22.91%	141,750
2009	2.643381	4.097605	55.01%	253,456
2008	4.775364	2.643381	-44.65%	287,640
2007	3.971844	4.775364	20.23%	348,257
2006	3.728118	3.971844	6.54%	436,999
71

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.777784	11.512917	-9.90%	295,659
2014	14.713550	12.777784	-13.16%	340,226
2013	13.031196	14.713550	12.91%	439,317
2012	11.653771	13.031196	11.82%	550,341
2011	17.432478	11.653771	-33.15%	273,321
2010	14.113259	17.432478	23.52%	319,689
2009	7.977040	14.113259	76.92%	383,247
2008	16.901767	7.977040	-52.80%	429,222
2007	13.363752	16.901767	26.47%	595,755
2006	9.224320	13.363752	44.88%	760,515
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.827966	24.840435	-3.82%	99,583
2014	22.710707	25.827966	13.73%	92,885
2013	17.374326	22.710707	30.71%	81,119
2012	14.608992	17.374326	18.93%	104,298
2011	14.473302	14.608992	0.94%	74,140
2010	11.865912	14.473302	21.97%	105,570
2009	9.479322	11.865912	25.18%	103,134
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.459663	7.471650	-21.02%	3,784
2014*	10.000000	9.459663	-5.40%	11,990
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	17.073973	16.711524	-2.12%	204,181
2014	15.681467	17.073973	8.88%	264,908
2013	11.705286	15.681467	33.97%	302,956
2012	10.223967	11.705286	14.49%	308,209
2011	10.396378	10.223967	-1.66%	344,828
2010	9.461369	10.396378	9.88%	385,350
2009	7.820481	9.461369	20.98%	434,295
2008	11.769084	7.820481	-33.55%	440,579
2007	11.072036	11.769084	6.30%	329,513
2006*	10.000000	11.072036	10.72%	260,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	15.065684	15.825647	5.04%	130,626
2014	15.077883	15.065684	-0.08%	145,166
2013	11.956778	15.077883	26.10%	113,224
2012	10.439213	11.956778	14.54%	37,190
2011	10.756923	10.439213	-2.95%	38,505
2010*	10.000000	10.756923	7.57%	3,212
72

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.923961	21.680514	-5.42%	424,343
2014	20.511545	22.923961	11.76%	470,565
2013	15.739785	20.511545	30.32%	511,159
2012	13.894150	15.739785	13.28%	612,879
2011	13.972200	13.894150	-0.56%	715,566
2010	12.463678	13.972200	12.10%	889,671
2009*	10.000000	12.463678	24.64%	7,237
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.811017	14.777298	-0.23%	385,471
2014	14.278344	14.811017	3.73%	389,134
2013	11.722228	14.278344	21.81%	391,727
2012	10.253438	11.722228	14.32%	317,710
2011	10.282176	10.253438	-0.28%	286,849
2010	9.290525	10.282176	10.67%	323,034
2009	7.619334	9.290525	21.93%	374,691
2008	10.981885	7.619334	-30.62%	425,422
2007	10.472825	10.981885	4.86%	499,797
2006*	10.000000	10.472825	4.73%	205,647
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.885924	11.716163	-1.43%	249,611
2014	11.459768	11.885924	3.72%	238,733
2013	11.905379	11.459768	-3.74%	257,986
2012	11.480144	11.905379	3.70%	322,671
2011	10.990144	11.480144	4.46%	390,021
2010	10.494946	10.990144	4.72%	526,644
2009	9.471637	10.494946	10.80%	608,123
2008	10.636755	9.471637	-10.95%	657,340
2007	10.454871	10.636755	1.74%	776,207
2006*	10.000000	10.454871	4.55%	144,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.665392	16.490098	5.26%	153,621
2014	15.569850	15.665392	0.61%	153,054
2013	12.250255	15.569850	27.10%	171,099
2012	10.156210	12.250255	20.62%	160,099
2011	11.334491	10.156210	-10.40%	185,735
2010	10.307303	11.334491	9.97%	227,957
2009	7.367390	10.307303	39.90%	266,221
2008	12.152287	7.367390	-39.37%	262,267
2007	10.755666	12.152287	12.98%	256,462
2006*	10.000000	10.755666	7.56%	225,261
73

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.980441	15.751944	5.15%	141,577
2014	14.030568	14.980441	6.77%	140,525
2013	10.956614	14.030568	28.06%	220,810
2012	9.446186	10.956614	15.99%	249,562
2011	10.030959	9.446186	-5.83%	313,523
2010	8.589921	10.030959	16.78%	401,681
2009	6.264678	8.589921	37.12%	418,260
2008	11.366340	6.264678	-44.88%	301,663
2007	10.281776	11.366340	10.55%	303,225
2006*	10.000000	10.281776	2.82%	160,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.587356	13.570176	-0.13%	138,724
2014	12.476372	13.587356	8.90%	142,915
2013	9.496885	12.476372	31.37%	121,932
2012	8.211406	9.496885	15.65%	123,337
2011	8.500979	8.211406	-3.41%	142,163
2010	7.753245	8.500979	9.64%	147,236
2009	6.004590	7.753245	29.12%	136,515
2008	9.812784	6.004590	-38.81%	131,095
2007*	10.000000	9.812784	-1.87%	85,350
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	21.645744	20.828388	-3.78%	133,628
2014	21.363795	21.645744	1.32%	158,624
2013	20.195022	21.363795	5.79%	69,285
2012	17.843468	20.195022	13.18%	100,776
2011	17.395585	17.843468	2.57%	119,714
2010	15.559975	17.395585	11.80%	138,725
2009	10.787009	15.559975	44.25%	173,402
2008	15.161801	10.787009	-28.85%	224,912
2007	14.880516	15.161801	1.89%	269,821
2006	13.616913	14.880516	9.28%	378,655
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	20.074243	18.584062	-7.42%	78,461
2014	18.611689	20.074243	7.86%	86,053
2013	13.887973	18.611689	34.01%	103,990
2012	11.866032	13.887973	17.04%	75,220
2011	12.295754	11.866032	-3.49%	80,602
2010	10.749552	12.295754	14.38%	101,577
2009	8.463794	10.749552	27.01%	131,911
2008	13.596107	8.463794	-37.75%	180,028
2007	14.074146	13.596107	-3.40%	321,678
2006	12.289836	14.074146	14.52%	310,960
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.181186	-8.19%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.380040	-6.20%	2,317
74

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.397681	13.093989	-2.27%	225,377
2014	12.720883	13.397681	5.32%	267,746
2013	8.952411	12.720883	42.09%	316,789
2012	7.748625	8.952411	15.54%	413,022
2011	8.873553	7.748625	-12.68%	476,840
2010	7.768792	8.873553	14.22%	650,284
2009	5.140642	7.768792	51.12%	818,512
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.352951	15.119595	-1.52%	30,825
2014	14.049768	15.352951	9.28%	26,936
2013	10.247697	14.049768	37.10%	29,516
2012	9.302740	10.247697	10.16%	30,113
2011	9.724722	9.302740	-4.34%	33,660
2010	7.964638	9.724722	22.10%	8,031
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	7,013
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.929453	12.550261	-2.93%	3,768
2014	12.523331	12.929453	3.24%	466
2013	9.789829	12.523331	27.92%	2,315
2012	8.530964	9.789829	14.76%	2,273
2011	9.222635	8.530964	-7.50%	1,841
2010	8.120150	9.222635	13.58%	1,841
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	69,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.776593	12.489561	-2.25%	71,190
2014	12.398930	12.776593	3.05%	62,740
2013	10.945235	12.398930	13.28%	52,372
2012	9.975148	10.945235	9.73%	49,661
2011	10.233697	9.975148	-2.53%	66,936
2010	9.381701	10.233697	9.08%	100,840
2009	7.924860	9.381701	18.38%	114,196
2008*	10.000000	7.924860	-20.75%	136,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.020707	12.693535	-2.51%	14,805
2014	12.587557	13.020707	3.44%	12,526
2013	10.507937	12.587557	19.79%	11,488
2012	9.359029	10.507937	12.28%	34,996
2011	9.810720	9.359029	-4.60%	52,772
2010	8.835230	9.810720	11.04%	44,654
2009	7.202203	8.835230	22.67%	28,166
2008*	10.000000	7.202203	-27.98%	34,678
75

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	12.045260	11.813376	-1.93%	71,098
2014	11.797908	12.045260	2.10%	74,251
2013	11.379856	11.797908	3.67%	58,264
2012	10.714917	11.379856	6.21%	87,034
2011	10.693892	10.714917	0.20%	106,261
2010	10.134560	10.693892	5.52%	184,671
2009	9.075933	10.134560	11.66%	184,192
2008*	10.000000	9.075933	-9.24%	4,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.945078	10.349399	-5.44%	0
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.949995	10.291004	-6.02%	0
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.911961	12.621042	-2.25%	95,792
2014	12.497626	12.911961	3.32%	112,401
2013	10.737610	12.497626	16.39%	122,683
2012	9.671916	10.737610	11.02%	170,819
2011	10.022954	9.671916	-3.50%	300,813
2010	9.108906	10.022954	10.03%	311,181
2009	7.560267	9.108906	20.48%	262,786
2008*	10.000000	7.560267	-24.40%	182,549
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.950251	12.601942	-2.69%	18,082
2014	12.535692	12.950251	3.31%	45,375
2013	10.209409	12.535692	22.79%	43,133
2012	9.018302	10.209409	13.21%	52,987
2011	9.574904	9.018302	-5.81%	57,309
2010	8.552690	9.574904	11.95%	98,727
2009	6.838895	8.552690	25.06%	61,368
2008*	10.000000	6.838895	-31.61%	128,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.594251	12.310589	-2.25%	82,644
2014	12.247258	12.594251	2.83%	82,483
2013	11.143623	12.247258	9.90%	97,214
2012	10.249814	11.143623	8.72%	113,564
2011	10.402177	10.249814	-1.46%	111,060
2010	9.656186	10.402177	7.73%	106,283
2009	8.305104	9.656186	16.27%	106,046
2008*	10.000000	8.305104	-16.95%	46,092
76

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.648693	12.406906	-1.91%	87,962
2014	12.186274	12.648693	3.79%	106,363
2013	12.574661	12.186274	-3.09%	65,571
2012	11.811888	12.574661	6.46%	155,133
2011	11.215326	11.811888	5.32%	98,431
2010	10.603308	11.215326	5.77%	82,463
2009	9.865476	10.603308	7.48%	15,758
2008*	10.000000	9.865476	-1.35%	1,740
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.458526	13.228253	-1.71%	47,419
2014	12.987966	13.458526	3.62%	50,169
2013	13.420672	12.987966	-3.22%	59,757
2012	12.681415	13.420672	5.83%	107,653
2011	12.103098	12.681415	4.78%	114,966
2010	11.330708	12.103098	6.82%	32,378
2009	9.849433	11.330708	15.04%	24,793
2008*	10.000000	9.849433	-1.51%	2,795
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	21.560674	17.894432	-17.00%	49,568
2014	23.094243	21.560674	-6.64%	68,483
2013	23.201731	23.094243	-0.46%	87
2012	20.034657	23.201731	15.81%	87
2011	26.122563	20.034657	-23.31%	87
2010	22.758326	26.122563	14.78%	211
2009	14.104539	22.758326	61.35%	984
2008	33.799667	14.104539	-58.27%	1,520
2007	23.500696	33.799667	43.82%	1,625
2006	17.397252	23.500696	35.08%	1,696
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	16.985562	16.763486	-1.31%	397,858
2014	16.440683	16.985562	3.31%	461,459
2013	17.343752	16.440683	-5.21%	525,482
2012	17.034217	17.343752	1.82%	703,049
2011	16.074348	17.034217	5.97%	801,670
2010	15.527093	16.074348	3.52%	921,973
2009	15.304243	15.527093	1.46%	1,067,808
2008	14.380053	15.304243	6.43%	1,587,917
2007	13.583305	14.380053	5.87%	1,674,663
2006	13.303332	13.583305	2.10%	1,905,194
77

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.948266	13.359592	-4.22%	160,879
2014	14.181278	13.948266	-1.64%	156,063
2013	12.181234	14.181278	16.42%	18,402
2012	10.664936	12.181234	14.22%	22,242
2011	11.962338	10.664936	-10.85%	23,735
2010	10.687119	11.962338	11.93%	1,147
2009	8.338511	10.687119	28.17%	1,147
2008	15.645882	8.338511	-46.70%	1,147
2007	12.455693	15.645882	25.61%	1,411
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.929175	9.673775	-2.57%	15,510
2014	10.712643	9.929175	-7.31%	19,451
2013	8.960091	10.712643	19.56%	17,371
2012	7.671954	8.960091	16.79%	12,395
2011	8.909825	7.671954	-13.89%	14,622
2010	8.396757	8.909825	6.11%	15,666
2009	6.608175	8.396757	27.07%	15,649
2008	11.752968	6.608175	-43.77%	11,260
2007	10.875421	11.752968	8.07%	20,174
2006*	10.000000	10.875421	8.75%	5,777
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.621159	19.192205	-2.19%	36,635
2014	18.916416	19.621159	3.73%	39,048
2013	15.046368	18.916416	25.72%	47,891
2012	13.139880	15.046368	14.51%	66,208
2011	13.843384	13.139880	-5.08%	89,433
2010	12.223295	13.843384	13.25%	122,644
2009	9.725789	12.223295	25.68%	143,175
2008	15.586769	9.725789	-37.60%	172,321
2007	14.889933	15.586769	4.68%	116,748
2006	12.895102	14.889933	15.47%	216,197
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.626845	15.412504	-1.37%	35,339
2014	15.123207	15.626845	3.33%	30,363
2013	13.495265	15.123207	12.06%	34,356
2012	12.487474	13.495265	8.07%	29,819
2011	12.527985	12.487474	-0.32%	9,284
2010	11.546847	12.527985	8.50%	2,580
2009*	10.000000	11.546847	15.47%	2,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.850910	17.542888	-1.73%	4,300
2014	17.172696	17.850910	3.95%	4,591
2013	14.545637	17.172696	18.06%	6,859
2012	13.116007	14.545637	10.90%	2,801
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
78

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.362461	14.227679	-0.94%	238,082
2014	13.992546	14.362461	2.64%	255,407
2013	13.509738	13.992546	3.57%	247,998
2012	13.001322	13.509738	3.91%	322,441
2011	12.784205	13.001322	1.70%	312,332
2010	12.219414	12.784205	4.62%	360,850
2009	11.337840	12.219414	7.78%	422,236
2008	12.211001	11.337840	-7.15%	338,577
2007	11.728967	12.211001	4.11%	308,249
2006	11.181789	11.728967	4.89%	408,314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.811519	10.259308	-5.11%	865
2014	10.756350	10.811519	0.51%	865
2013*	10.000000	10.756350	7.56%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.573602	17.304614	-1.53%	566,603
2014	16.910871	17.573602	3.92%	719,957
2013	14.676003	16.910871	15.23%	774,578
2012	13.405294	14.676003	9.48%	760,074
2011	13.573262	13.405294	-1.24%	761,592
2010	12.386263	13.573262	9.58%	890,230
2009	10.523064	12.386263	17.71%	1,029,148
2008	13.867663	10.523064	-24.12%	864,011
2007	13.285144	13.867663	4.38%	899,262
2006	12.075166	13.285144	10.02%	1,127,049
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.914861	18.551498	-1.92%	165,659
2014	18.240405	18.914861	3.70%	213,977
2013	15.086021	18.240405	20.91%	213,978
2012	13.422684	15.086021	12.39%	244,031
2011	13.880562	13.422684	-3.30%	270,563
2010	12.451067	13.880562	11.48%	330,164
2009	10.131069	12.451067	22.90%	352,068
2008	14.945964	10.131069	-32.22%	409,812
2007	14.251945	14.945964	4.87%	528,523
2006	12.593401	14.251945	13.17%	513,363
79

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.244570	16.044730	-1.23%	234,187
2014	15.697880	16.244570	3.48%	231,752
2013	14.379415	15.697880	9.17%	238,838
2012	13.471382	14.379415	6.74%	220,773
2011	13.359130	13.471382	0.84%	241,065
2010	12.460165	13.359130	7.21%	263,444
2009	11.008504	12.460165	13.19%	350,449
2008	13.115336	11.008504	-16.06%	430,796
2007	12.540694	13.115336	4.58%	500,257
2006	11.706575	12.540694	7.13%	549,827
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.900968	23.778499	3.83%	811,907
2014	21.304365	22.900968	7.49%	919,639
2013	15.773594	21.304365	35.06%	1,074,302
2012	13.452045	15.773594	17.26%	1,297,851
2011	13.926167	13.452045	-3.40%	1,533,634
2010	12.955200	13.926167	7.49%	2,124,785
2009*	10.000000	12.955200	29.55%	4,096
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.145777	10.038220	-1.06%	0
2014*	10.000000	10.145777	1.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	44.403887	42.759249	-3.70%	139,368
2014	41.073881	44.403887	8.11%	151,616
2013	31.246287	41.073881	31.45%	162,230
2012	26.922495	31.246287	16.06%	173,299
2011	27.960209	26.922495	-3.71%	202,310
2010	22.424067	27.960209	24.69%	268,793
2009	16.596330	22.424067	35.11%	301,649
2008	26.438587	16.596330	-37.23%	394,750
2007	24.880577	26.438587	6.26%	415,506
2006	22.915733	24.880577	8.57%	674,837
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	11.333659	11.197655	-1.20%	3,627,675
2014	11.471311	11.333659	-1.20%	3,698,721
2013	11.610641	11.471311	-1.20%	1,652,592
2012	11.752046	11.610641	-1.20%	1,574,838
2011	11.894382	11.752046	-1.20%	1,929,217
2010	12.038832	11.894382	-1.20%	1,799,778
2009	12.179942	12.038832	-1.16%	2,397,928
2008	12.079795	12.179942	0.83%	4,218,312
2007	11.668105	12.079795	3.53%	4,728,112
2006	11.297619	11.668105	3.28%	2,927,858
80

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	19.180985	18.403075	-4.06%	275,736
2014	18.688167	19.180985	2.64%	306,483
2013	19.130243	18.688167	-2.31%	312,673
2012	17.250057	19.130243	10.90%	354,891
2011	16.541368	17.250057	4.28%	336,414
2010	15.139348	16.541368	9.26%	378,307
2009	12.319676	15.139348	22.89%	528,020
2008	15.076201	12.319676	-18.28%	546,463
2007	14.585737	15.076201	3.36%	783,112
2006	14.081135	14.585737	3.58%	766,664
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	18.277013	17.968962	-1.69%	162,012
2014	18.687409	18.277013	-2.20%	182,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.032827	8.467549	-6.26%	115,687
2014*	10.000000	9.032827	-9.67%	132,845
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.798219	15.122761	2.19%	71,696
2014	13.562588	14.798219	9.11%	75,934
2013	10.187900	13.562588	33.12%	105,590
2012	8.862484	10.187900	14.96%	120,788
2011	9.238387	8.862484	-4.07%	133,369
2010	8.094976	9.238387	14.12%	225,372
2009	6.313352	8.094976	28.22%	51,666
2008*	10.000000	6.313352	-36.87%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.505402	15.793467	-4.31%	22,304
2014	15.115965	16.505402	9.19%	27,778
2013	11.296246	15.115965	33.81%	25,573
2012	9.705248	11.296246	16.39%	35,974
2011	10.431033	9.705248	-6.96%	45,438
2010*	10.000000	10.431033	4.31%	85,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.831759	13.196162	-4.60%	10,155
2014	12.698969	13.831759	8.92%	10,523
2013	9.518933	12.698969	33.41%	10,523
2012	8.193456	9.518933	16.18%	10,523
2011	8.830785	8.193456	-7.22%	11,465
2010	7.927560	8.830785	11.39%	11,836
2009	6.297572	7.927560	25.88%	17,082
2008*	10.000000	6.297572	-37.02%	1,730
81

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.858251	14.652782	-1.38%	52,104
2014	14.455442	14.858251	2.79%	60,637
2013	10.530030	14.455442	37.28%	69,327
2012	9.275768	10.530030	13.52%	93,102
2011	9.802822	9.275768	-5.38%	110,278
2010	7.823609	9.802822	25.30%	126,378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.599000	14.373958	-1.54%	196,143
2014	14.246386	14.599000	2.48%	240,262
2013	10.403142	14.246386	36.94%	274,218
2012	9.184736	10.403142	13.27%	289,888
2011	9.729110	9.184736	-5.60%	328,426
2010	7.786307	9.729110	24.95%	466,294
2009	6.219739	7.786307	25.19%	580,191
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.560003	16.848653	-4.05%	319,401
2014	15.188249	17.560003	15.62%	350,381
2013	11.330294	15.188249	34.05%	366,626
2012	9.857019	11.330294	14.95%	407,154
2011	10.213593	9.857019	-3.49%	440,078
2010	8.641112	10.213593	18.20%	519,492
2009	6.703532	8.641112	28.90%	637,675
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	22.595899	22.493548	-0.45%	58,962
2014	22.244920	22.595899	1.58%	61,944
2013	15.603980	22.244920	42.56%	71,161
2012	13.922999	15.603980	12.07%	79,900
2011	14.183713	13.922999	-1.84%	89,878
2010	11.443667	14.183713	23.94%	125,289
2009	9.087220	11.443667	25.93%	151,634
2008	17.166371	9.087220	-47.06%	169,747
2007	15.832320	17.166371	8.43%	193,255
2006	15.526190	15.832320	1.97%	237,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	53.159643	49.358576	-7.15%	88,897
2014	50.274961	53.159643	5.74%	106,944
2013	36.242979	50.274961	38.72%	120,259
2012	30.457117	36.242979	19.00%	143,311
2011	32.472819	30.457117	-6.21%	168,931
2010	25.960286	32.472819	25.09%	189,350
2009	20.818097	25.960286	24.70%	220,628
2008	31.056789	20.818097	-32.97%	303,460
2007	33.763890	31.056789	-8.02%	404,174
2006	29.134444	33.763890	15.89%	578,547
82

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	41.791428	40.614743	-2.82%	142,389
2014	41.957017	41.791428	-0.39%	147,772
2013	30.137923	41.957017	39.22%	174,796
2012	26.410500	30.137923	14.11%	202,043
2011	28.304046	26.410500	-6.69%	234,148
2010	22.859607	28.304046	23.82%	291,043
2009	17.176615	22.859607	33.09%	375,098
2008	28.126986	17.176615	-38.93%	473,153
2007	27.876127	28.126986	0.90%	589,402
2006	25.182239	27.876127	10.70%	745,503
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	19.635288	19.581125	-0.28%	200,943
2014	17.721044	19.635288	10.80%	235,566
2013	13.681120	17.721044	29.53%	258,568
2012	12.124275	13.681120	12.84%	231,635
2011	12.206686	12.124275	-0.68%	251,082
2010	10.890161	12.206686	12.09%	278,547
2009	8.741250	10.890161	24.58%	276,565
2008	15.138387	8.741250	-42.26%	340,712
2007	14.164409	15.138387	6.88%	468,647
2006	12.616582	14.164409	12.27%	530,479
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.532431	13.588828	-6.49%	410,186
2014	11.412418	14.532431	27.34%	443,453
2013	11.209667	11.412418	1.81%	441,688
2012	9.799163	11.209667	14.39%	461,317
2011	9.312555	9.799163	5.23%	497,287
2010	7.240299	9.312555	28.62%	560,185
2009	5.601154	7.240299	29.26%	702,064
2008*	10.000000	5.601154	-43.99%	29,298
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.078829	13.043723	-0.27%	91,744
2014	11.706766	13.078829	11.72%	71,518
2013*	10.000000	11.706766	17.07%	7,400
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.617677	10.454496	-1.54%	69,938
2014	10.693812	10.617677	-0.71%	73,855
2013	10.812296	10.693812	-1.10%	107,188
2012	10.571451	10.812296	2.28%	75,444
2011	10.562393	10.571451	0.09%	118,358
2010	10.438093	10.562393	1.19%	287,637
2009	9.863610	10.438093	5.82%	321,518
2008*	10.000000	9.863610	-1.36%	43,502
83

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.992859	12.210246	-6.02%	16,952
2014	12.578175	12.992859	3.30%	8,954
2013*	10.000000	12.578175	25.78%	9,243
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.951670	14.195691	-5.06%	6,493
2014	16.475527	14.951670	-9.25%	5,372
2013	13.885408	16.475527	18.65%	8,760
2012	11.754706	13.885408	18.13%	8,559
2011	13.585442	11.754706	-13.48%	10,088
2010	12.929827	13.585442	5.07%	10,120
2009*	10.000000	12.929827	29.30%	5,981
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.581718	-4.18%	2,574
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.741356	10.631953	-1.02%	494,076
2014	10.805900	10.741356	-0.60%	507,763
2013	10.870093	10.805900	-0.59%	566,550
2012	10.518068	10.870093	3.35%	369,909
2011	10.614801	10.518068	-0.91%	401,245
2010	10.204416	10.614801	4.02%	522,553
2009	9.113768	10.204416	11.97%	517,015
2008	10.655363	9.113768	-14.47%	474,409
2007	10.294293	10.655363	3.51%	985,053
2006	9.998849	10.294293	2.95%	1,137,130
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.904006	20.557399	-1.66%	89,973
2014	19.167918	20.904006	9.06%	117,649
2013	14.098972	19.167918	35.95%	128,546
2012	12.858771	14.098972	9.64%	137,264
2011	13.428283	12.858771	-4.24%	169,880
2010	11.062852	13.428283	21.38%	184,785
2009	8.519760	11.062852	29.85%	23,859
2008	14.240089	8.519760	-40.17%	23,062
2007	13.394228	14.240089	6.32%	96,060
2006	11.922729	13.394228	12.34%	37,665
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	23.306126	24.547611	5.33%	74,306
2014	22.299357	23.306126	4.51%	69,158
2013	16.597563	22.299357	34.35%	85,870
2012	14.426823	16.597563	15.05%	97,296
2011	14.443430	14.426823	-0.11%	120,678
2010	11.468790	14.443430	25.94%	143,851
2009	8.753721	11.468790	31.02%	157,386
2008	17.395944	8.753721	-49.68%	192,665
2007	16.559762	17.395944	5.05%	228,261
2006	16.279198	16.559762	1.72%	287,819
84

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.848412	19.356705	2.70%	551,725
2014	18.649840	18.848412	1.06%	597,258
2013	14.827379	18.649840	25.78%	251,487
2012	12.376095	14.827379	19.81%	319,982
2011	13.658449	12.376095	-9.39%	372,391
2010	11.921033	13.658449	14.57%	478,131
2009	8.632507	11.921033	38.09%	576,880
2008	14.608429	8.632507	-40.91%	714,971
2007	13.907967	14.608429	5.04%	899,289
2006	11.960386	13.907967	16.28%	1,078,241
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.183059	9.833433	-3.43%	71,589
2014	10.022240	10.183059	1.60%	95,911
2013	10.157406	10.022240	-1.33%	73,523
2012*	10.000000	10.157406	1.57%	7,806
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.040141	9.209072	1.87%	2,194
2014*	10.000000	9.040141	-9.60%	2,415
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	22.375891	22.843182	2.09%	181,723
2014	20.457971	22.375891	9.37%	236,253
2013	15.713605	20.457971	30.19%	257,059
2012	13.608873	15.713605	15.47%	291,051
2011	13.775808	13.608873	-1.21%	333,709
2010	12.008692	13.775808	14.72%	407,854
2009	9.474608	12.008692	26.75%	484,154
2008	15.585693	9.474608	-39.21%	602,824
2007	15.107682	15.585693	3.16%	804,008
2006	13.293323	15.107682	13.65%	972,356
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	17.217537	16.007412	-7.03%	74,452
2014	15.568754	17.217537	10.59%	79,720
2013	11.174456	15.568754	39.32%	73,595
2012	9.586203	11.174456	16.57%	39,129
2011	9.921909	9.586203	-3.38%	55,283
2010	8.137614	9.921909	21.93%	84,128
2009	6.003438	8.137614	35.55%	110,836
2008	9.773861	6.003438	-38.58%	85,657
2007	10.014381	9.773861	-2.40%	90,730
2006*	10.000000	10.014381	0.14%	55,793
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.707524	9.364189	-3.54%	4,509
2014*	10.000000	9.707524	-2.92%	3,886
85

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.975670	10.982981	-8.29%	36,617
2014	12.084754	11.975670	-0.90%	46,245
2013	13.091230	12.084754	-7.69%	54,899
2012	12.591802	13.091230	3.97%	64,336
2011	11.754996	12.591802	7.12%	67,708
2010	10.878232	11.754996	8.06%	85,850
2009*	10.000000	10.878232	8.78%	48,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.650049	11.534283	-0.99%	676,660
2014	11.703976	11.650049	-0.46%	775,360
2013	11.873704	11.703976	-1.43%	833,117
2012	11.364804	11.873704	4.48%	813,913
2011	11.387689	11.364804	-0.20%	743,484
2010	10.957755	11.387689	3.92%	481,227
2009*	10.000000	10.957755	9.58%	270,515
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.715698	31.909083	11.12%	117,363
2014	22.148664	28.715698	29.65%	108,875
2013	14.894138	22.148664	48.71%	111,878
2012	11.508013	14.894138	29.42%	60,400
2011	10.551642	11.508013	9.06%	37,755
2010*	10.000000	10.551642	5.52%	15,277
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	13.077949	12.836884	-1.84%	20,241
2014	12.272752	13.077949	6.56%	15,159
2013	12.461315	12.272752	-1.51%	15,863
2012	11.525043	12.461315	8.12%	23,322
2011	11.041085	11.525043	4.38%	43,684
2010	10.429972	11.041085	5.86%	26,969
2009	9.628030	10.429972	8.33%	26,726
2008	10.852448	9.628030	-11.28%	37,910
2007	10.416914	10.852448	4.18%	87,669
2006*	10.000000	10.416914	4.17%	7,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	43.755548	42.748180	-2.30%	7,960
2014	43.027363	43.755548	1.69%	8,651
2013	47.725912	43.027363	-9.84%	9,848
2012	40.951512	47.725912	16.54%	10,273
2011	38.724157	40.951512	5.75%	10,967
2010	35.714045	38.724157	8.43%	15,705
2009	27.761196	35.714045	28.65%	18,949
2008	33.047924	27.761196	-16.00%	25,767
2007	31.400371	33.047924	5.25%	34,221
2006	28.681058	31.400371	9.48%	46,734
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.231434	-17.69%	340
86

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	55.780242	47.399393	-15.02%	32,160
2014	56.692978	55.780242	-1.61%	34,726
2013	51.224224	56.692978	10.68%	37,012
2012	39.941803	51.224224	28.25%	55,196
2011	54.437435	39.941803	-26.63%	20,268
2010	43.438941	54.437435	25.32%	21,830
2009	20.624175	43.438941	110.62%	25,163
2008	59.271173	20.624175	-65.20%	28,439
2007	43.595964	59.271173	35.96%	37,353
2006	31.631833	43.595964	37.82%	61,195
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	42.789066	28.135256	-34.25%	37,338
2014	53.536619	42.789066	-20.08%	43,509
2013	49.022812	53.536619	9.21%	53,879
2012	47.994516	49.022812	2.14%	72,929
2011	58.141223	47.994516	-17.45%	19,022
2010	45.534579	58.141223	27.69%	21,918
2009	29.255507	45.534579	55.64%	23,780
2008	54.963626	29.255507	-46.77%	25,550
2007	38.274579	54.963626	43.60%	47,018
2006	31.116907	38.274579	23.00%	85,008
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.376393	5.492918	-34.42%	35,210
2014	10.511920	8.376393	-20.32%	47,950
2013	9.646448	10.511920	8.97%	42,503
2012*	10.000000	9.646448	-3.54%	13,990
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.710466	22.750669	-4.05%	20,279
2014	24.457696	23.710466	-3.06%	20,983
2013	16.477775	24.457696	48.43%	37,338
2012	15.461387	16.477775	6.57%	20,066
2011	16.402783	15.461387	-5.74%	26,492
2010	13.095791	16.402783	25.25%	55,418
2009*	10.000000	13.095791	30.96%	64,154
87

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.459556	10.863699	-5.20%	0
2014	11.413061	11.459556	0.41%	0
2013	12.829804	11.413061	-11.04%	0
2012	12.292390	12.829804	4.37%	0
2011	11.316305	12.292390	8.63%	0
2010	11.075263	11.316305	2.18%	0
2009	10.338268	11.075263	7.13%	0
2008	10.807779	10.338268	-4.34%	0
2007	10.156560	10.807779	6.41%	0
2006	10.285066	10.156560	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	14.438337	13.245216	-8.26%	0
2014	13.203330	14.438337	9.35%	0
2013	10.000921	13.203330	32.02%	0
2012	8.967462	10.000921	11.52%	0
2011	8.946801	8.967462	0.23%	0
2010	8.063572	8.946801	10.95%	0
2009	7.024654	8.063572	14.79%	0
2008	11.048864	7.024654	-36.42%	0
2007	11.376616	11.048864	-2.88%	0
2006	9.995371	11.376616	13.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	17.476169	16.743397	-4.19%	0
2014	15.443229	17.476169	13.16%	0
2013	12.210580	15.443229	26.47%	0
2012	10.799757	12.210580	13.06%	0
2011	11.187844	10.799757	-3.47%	0
2010	9.651560	11.187844	15.92%	0
2009	7.641367	9.651560	26.31%	0
2008	10.392087	7.641367	-26.47%	0
2007	10.945504	10.392087	-5.06%	0
2006*	10.000000	10.945504	9.46%	0
88

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.695667	-3.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	20.513599	19.474653	-5.06%	0
2014	20.076342	20.513599	2.18%	0
2013	14.678076	20.076342	36.78%	0
2012	13.047872	14.678076	12.49%	0
2011	13.347872	13.047872	-2.25%	0
2010	10.913380	13.347872	22.31%	0
2009	8.980381	10.913380	21.52%	0
2008	13.374065	8.980381	-32.85%	0
2007	13.852287	13.374065	-3.45%	0
2006	12.455279	13.852287	11.22%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	11.457471	10.780844	-5.91%	0
2014	10.389787	11.457471	10.28%	0
2013	7.956359	10.389787	30.58%	0
2012	7.310660	7.956359	8.83%	0
2011	7.453633	7.310660	-1.92%	0
2010	6.678660	7.453633	11.60%	0
2009	5.136997	6.678660	30.01%	0
2008	8.059862	5.136997	-36.26%	0
2007	7.694269	8.059862	4.75%	0
2006	7.248388	7.694269	6.15%	0
89

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	13.995756	13.754472	-1.72%	0
2014	12.694690	13.995756	10.25%	0
2013	9.891981	12.694690	28.33%	0
2012	8.793647	9.891981	12.49%	0
2011	8.879689	8.793647	-0.97%	0
2010	7.954894	8.879689	11.63%	0
2009	6.478090	7.954894	22.80%	0
2008	10.603414	6.478090	-38.91%	0
2007	10.365796	10.603414	2.29%	0
2006	9.232631	10.365796	12.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	13.654503	12.944525	-5.20%	0
2014	12.996223	13.654503	5.07%	0
2013	11.040513	12.996223	17.71%	0
2012	10.286369	11.040513	7.33%	0
2011	9.707156	10.286369	5.97%	0
2010	8.660039	9.707156	12.09%	0
2009	7.269545	8.660039	19.13%	0
2008	10.616604	7.269545	-31.53%	0
2007	10.196819	10.616604	4.12%	0
2006	9.005763	10.196819	13.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	13.385955	12.979455	-3.04%	0
2014	13.268264	13.385955	0.89%	0
2013	13.510663	13.268264	-1.79%	0
2012	12.669128	13.510663	6.64%	0
2011	12.743469	12.669128	-0.58%	0
2010	12.082892	12.743469	5.47%	0
2009	10.321568	12.082892	17.06%	0
2008	11.453642	10.321568	-9.88%	0
2007	11.183290	11.453642	2.42%	0
2006	11.045689	11.183290	1.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	12.446517	12.060246	-3.10%	0
2014	12.271328	12.446517	1.43%	0
2013	11.133657	12.271328	10.22%	0
2012	10.256609	11.133657	8.55%	0
2011	10.581476	10.256609	-3.07%	0
2010	9.656190	10.581476	9.58%	0
2009	8.001673	9.656190	20.68%	0
2008	10.987795	8.001673	-27.18%	0
2007	10.406328	10.987795	5.59%	0
2006*	10.000000	10.406328	4.06%	0
90

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	12.332845	11.943561	-3.16%	0
2014	12.122699	12.332845	1.73%	0
2013	10.755752	12.122699	12.71%	0
2012	9.776925	10.755752	10.01%	0
2011	10.172379	9.776925	-3.89%	0
2010	9.138264	10.172379	11.32%	0
2009	7.300625	9.138264	25.17%	0
2008	11.162831	7.300625	-34.60%	0
2007	10.426103	11.162831	7.07%	0
2006*	10.000000	10.426103	4.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	12.505231	12.114196	-3.13%	0
2014	12.269044	12.505231	1.93%	0
2013	10.388999	12.269044	18.10%	0
2012	9.255916	10.388999	12.24%	0
2011	9.785865	9.255916	-5.42%	0
2010	8.678912	9.785865	12.75%	0
2009	6.794969	8.678912	27.73%	0
2008	11.289897	6.794969	-39.81%	0
2007	10.446041	11.289897	8.08%	0
2006*	10.000000	10.446041	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	9.283086	7.150495	-22.97%	0
2014	10.948546	9.283086	-15.21%	0
2013	9.073083	10.948546	20.67%	0
2012	8.913122	9.073083	1.79%	0
2011	9.672351	8.913122	-7.85%	0
2010	8.350939	9.672351	15.82%	0
2009	5.821893	8.350939	43.44%	0
2008	13.137711	5.821893	-55.69%	0
2007	9.281768	13.137711	41.54%	0
2006*	10.000000	9.281768	-7.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	14.030547	13.080028	-6.77%	0
2014	13.285928	14.030547	5.60%	0
2013	10.677453	13.285928	24.43%	0
2012	9.374462	10.677453	13.90%	0
2011	9.561855	9.374462	-1.96%	0
2010	8.547432	9.561855	11.87%	0
2009	6.762759	8.547432	26.39%	0
2008	12.144305	6.762759	-44.31%	0
2007	12.321441	12.144305	-1.44%	0
2006	10.555716	12.321441	16.73%	0
91

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	11.869069	12.350391	4.06%	0
2014	10.982243	11.869069	8.08%	0
2013	8.295234	10.982243	32.39%	0
2012	7.450934	8.295234	11.33%	0
2011	7.654311	7.450934	-2.66%	0
2010	6.347556	7.654311	20.59%	0
2009	5.095996	6.347556	24.56%	0
2008	9.936765	5.095996	-48.72%	0
2007	8.058978	9.936765	23.30%	0
2006	7.767612	8.058978	3.75%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.198241	15.153263	-6.45%	0
2014	16.487680	16.198241	-1.76%	0
2013	16.021499	16.487680	2.91%	0
2012	14.434928	16.021499	10.99%	0
2011	14.288717	14.434928	1.02%	0
2010	12.918876	14.288717	10.60%	0
2009	9.244095	12.918876	39.75%	0
2008	12.691556	9.244095	-27.16%	0
2007	12.721185	12.691556	-0.23%	0
2006	11.770806	12.721185	8.07%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	12.026621	11.607337	-3.49%	0
2014	11.699839	12.026621	2.79%	0
2013	12.268733	11.699839	-4.64%	0
2012	11.934549	12.268733	2.80%	0
2011	11.451833	11.934549	4.22%	0
2010	10.941422	11.451833	4.66%	0
2009	9.731239	10.941422	12.44%	0
2008	10.358069	9.731239	-6.05%	0
2007	10.227336	10.358069	1.28%	0
2006	10.087380	10.227336	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	14.485293	13.868466	-4.26%	0
2014	14.033081	14.485293	3.22%	0
2013	10.610607	14.033081	32.26%	0
2012	9.513668	10.610607	11.53%	0
2011	10.962106	9.513668	-13.21%	0
2010	8.762439	10.962106	25.10%	0
2009	6.438424	8.762439	36.10%	0
2008	10.950780	6.438424	-41.21%	0
2007	9.756903	10.950780	12.24%	0
2006*	10.000000	9.756903	-2.43%	0
92

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	11.209427	11.275794	0.59%	0
2014	12.557233	11.209427	-10.73%	0
2013	9.908744	12.557233	26.73%	0
2012	8.457495	9.908744	17.16%	0
2011	10.511918	8.457495	-19.54%	0
2010	9.570889	10.511918	9.83%	0
2009	7.787736	9.570889	22.90%	0
2008	14.273871	7.787736	-45.44%	0
2007	12.531063	14.273871	13.91%	0
2006	10.929475	12.531063	14.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	18.583766	17.511523	-5.77%	0
2014	17.919877	18.583766	3.70%	0
2013	14.132977	17.919877	26.79%	0
2012	11.440478	14.132977	23.53%	0
2011	12.912043	11.440478	-11.40%	0
2010	10.504629	12.912043	22.92%	0
2009	6.866244	10.504629	52.99%	0
2008	14.469677	6.866244	-52.55%	0
2007	14.099296	14.469677	2.63%	0
2006	12.482441	14.099296	12.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0
93

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	13.539982	12.188571	-9.98%	0
2014	13.851053	13.539982	-2.25%	0
2013	10.459478	13.851053	32.43%	0
2012	9.089988	10.459478	15.07%	0
2011	9.716735	9.089988	-6.45%	0
2010	7.796103	9.716735	24.64%	0
2009	6.210129	7.796103	25.54%	0
2008	9.538874	6.210129	-34.90%	0
2007	10.054554	9.538874	-5.13%	0
2006*	10.000000	10.054554	0.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.569806	7.788890	-9.11%	0
2014*	10.000000	8.569806	-14.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	19.104702	19.451805	1.82%	0
2014	18.170751	19.104702	5.14%	0
2013	13.372305	18.170751	35.88%	0
2012	12.132933	13.372305	10.21%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.293015	21.641709	-10.91%	0
2014	26.382184	24.293015	-7.92%	0
2013	21.690550	26.382184	21.63%	0
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.686401	-3.14%	0
94

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	16.164744	17.587781	8.80%	0
2014	15.332084	16.164744	5.43%	0
2013	12.051344	15.332084	27.22%	0
2012	10.010772	12.051344	20.38%	0
2011	11.066831	10.010772	-9.54%	0
2010	10.692615	11.066831	3.50%	0
2009	7.533825	10.692615	41.93%	0
2008	13.918876	7.533825	-45.87%	0
2007	10.481825	13.918876	32.79%	0
2006	9.882088	10.481825	6.07%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	11.424262	11.620251	1.72%	0
2014	10.748570	11.424262	6.29%	0
2013	8.167452	10.748570	31.60%	0
2012	7.052719	8.167452	15.81%	0
2011	7.943237	7.052719	-11.21%	0
2010	6.569138	7.943237	20.92%	0
2009	4.307514	6.569138	52.50%	0
2008	7.910212	4.307514	-45.54%	0
2007	6.688093	7.910212	18.27%	0
2006	6.380763	6.688093	4.82%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	13.775507	12.210620	-11.36%	0
2014	16.123831	13.775507	-14.56%	0
2013	14.515186	16.123831	11.08%	0
2012	13.195199	14.515186	10.00%	0
2011	20.063172	13.195199	-34.23%	0
2010	16.509985	20.063172	21.52%	0
2009	9.485235	16.509985	74.06%	0
2008	20.429517	9.485235	-53.57%	0
2007	16.420222	20.429517	24.42%	0
2006	11.519963	16.420222	42.54%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	21.702029	20.534173	-5.38%	0
2014	19.396799	21.702029	11.88%	0
2013	15.083191	19.396799	28.60%	0
2012	12.891730	15.083191	17.00%	0
2011	12.981794	12.891730	-0.69%	0
2010	10.818077	12.981794	20.00%	0
2009	8.784492	10.818077	23.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
95

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
2010	13.337878	14.418845	8.10%	0
2009	11.206165	13.337878	19.02%	0
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	20.898667	19.444886	-6.96%	0
2014	19.007140	20.898667	9.95%	0
2013	14.825253	19.007140	28.21%	0
2012	13.302773	14.825253	11.44%	0
2011	13.597268	13.302773	-2.17%	0
2010	12.328706	13.597268	10.29%	0
2009*	10.000000	12.328706	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0
96

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.103931	16.191440	-5.33%	0
2014	17.159027	17.103931	-0.32%	0
2013	16.487257	17.159027	4.07%	0
2012	14.807799	16.487257	11.34%	0
2011	14.673117	14.807799	0.92%	0
2010	13.340729	14.673117	9.99%	0
2009	9.400540	13.340729	41.91%	0
2008	13.430772	9.400540	-30.01%	0
2007	13.399738	13.430772	0.23%	0
2006	12.463071	13.399738	7.52%	0
97

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	13.627373	12.411351	-8.92%	0
2014	12.842511	13.627373	6.11%	0
2013	9.740640	12.842511	31.84%	0
2012	8.459791	9.740640	15.14%	0
2011	8.910210	8.459791	-5.06%	0
2010	7.917841	8.910210	12.53%	0
2009	6.336820	7.917841	24.95%	0
2008	10.347466	6.336820	-38.76%	0
2007	10.888605	10.347466	-4.97%	0
2006	9.664193	10.888605	12.67%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.081422	-9.19%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.278148	-7.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.015445	11.552888	-3.85%	0
2014	11.596296	12.015445	3.61%	0
2013	8.295171	11.596296	39.80%	0
2012	7.298207	8.295171	13.66%	0
2011	8.495147	7.298207	-14.09%	0
2010	7.559816	8.495147	12.37%	0
2009	5.084689	7.559816	48.68%	0
2008*	10.000000	5.084689	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	13.769253	13.340351	-3.11%	0
2014	12.807892	13.769253	7.51%	0
2013	9.495529	12.807892	34.88%	0
2012	8.762149	9.495529	8.37%	0
2011	9.310111	8.762149	-5.89%	0
2010	7.750430	9.310111	20.12%	0
2009	6.062056	7.750430	27.85%	0
2008*	10.000000	6.062056	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
98

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
99

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	11.344452	10.947374	-3.50%	0
2014	11.109608	11.344452	2.11%	0
2013	11.652403	11.109608	-4.66%	0
2012	11.126194	11.652403	4.73%	0
2011	10.737632	11.126194	3.62%	0
2010	10.318745	10.737632	4.06%	0
2009	9.758691	10.318745	5.74%	0
2008*	10.000000	9.758691	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.169910	15.652206	-18.35%	0
2014	20.871677	19.169910	-8.15%	0
2013	21.314084	20.871677	-2.08%	0
2012	18.708337	21.314084	13.93%	0
2011	24.794479	18.708337	-24.55%	0
2010	21.956290	24.794479	12.93%	0
2009	13.831355	21.956290	58.74%	0
2008	33.693189	13.831355	-58.95%	0
2007	23.813945	33.693189	41.49%	0
2006	17.918416	23.813945	32.90%	0
100

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.259307	11.903059	-2.91%	0
2014	12.061356	12.259307	1.64%	0
2013	12.933376	12.061356	-6.74%	0
2012	12.912182	12.933376	0.16%	0
2011	12.384534	12.912182	4.26%	0
2010	12.159802	12.384534	1.85%	0
2009	12.182521	12.159802	-0.19%	0
2008	11.635178	12.182521	4.70%	0
2007	11.172362	11.635178	4.14%	0
2006	11.121681	11.172362	0.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.382811	12.610296	-5.77%	0
2014	13.830412	13.382811	-3.24%	0
2013	12.075311	13.830412	14.53%	0
2012	10.746577	12.075311	12.36%	0
2011	12.252101	10.746577	-12.29%	0
2010	11.125937	12.252101	10.12%	0
2009	8.823813	11.125937	26.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	15.886473	15.287470	-3.77%	0
2014	15.568011	15.886473	2.05%	0
2013	12.586691	15.568011	23.69%	0
2012	11.173181	12.586691	12.65%	0
2011	11.964834	11.173181	-6.62%	0
2010	10.738307	11.964834	11.42%	0
2009	8.684887	10.738307	23.64%	0
2008	14.148318	8.684887	-38.62%	0
2007	13.739493	14.148318	2.98%	0
2006	12.094067	13.739493	13.61%	0
101

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.629024	11.333328	-2.54%	0
2014	11.515999	11.629024	0.98%	0
2013	11.301659	11.515999	1.90%	0
2012	11.055827	11.301659	2.22%	0
2011	11.049669	11.055827	0.06%	0
2010	10.735313	11.049669	2.93%	0
2009	10.124734	10.735313	6.03%	0
2008	11.084019	10.124734	-8.65%	0
2007	10.822672	11.084019	2.41%	0
2006	10.487114	10.822672	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	14.228950	13.784217	-3.13%	0
2014	13.917737	14.228950	2.24%	0
2013	12.277167	13.917737	13.36%	0
2012	11.399184	12.277167	7.70%	0
2011	11.731588	11.399184	-2.83%	0
2010	10.881725	11.731588	7.81%	0
2009	9.397013	10.881725	15.80%	0
2008	12.587849	9.397013	-25.35%	0
2007	12.258669	12.587849	2.69%	0
2006	11.325043	12.258669	8.24%	0
102

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	15.314781	14.777275	-3.51%	0
2014	15.011812	15.314781	2.02%	0
2013	12.620018	15.011812	18.95%	0
2012	11.413816	12.620018	10.57%	0
2011	11.997088	11.413816	-4.86%	0
2010	10.938546	11.997088	9.68%	0
2009	9.046885	10.938546	20.91%	0
2008	13.566652	9.046885	-33.32%	0
2007	13.150794	13.566652	3.16%	0
2006	11.811103	13.150794	11.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.152912	12.780704	-2.83%	0
2014	12.919494	13.152912	1.81%	0
2013	12.029153	12.919494	7.40%	0
2012	11.455494	12.029153	5.01%	0
2011	11.546560	11.455494	-0.79%	0
2010	10.946741	11.546560	5.48%	0
2009	9.830579	10.946741	11.35%	0
2008	11.904923	9.830579	-17.42%	0
2007	11.571698	11.904923	2.88%	0
2006	10.979319	11.571698	5.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	20.877733	21.326702	2.15%	0
2014	19.741893	20.877733	5.75%	0
2013	14.857195	19.741893	32.88%	0
2012	12.879503	14.857195	15.36%	0
2011	13.552476	12.879503	-4.97%	0
2010	12.814927	13.552476	5.76%	0
2009*	10.000000	12.814927	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	21.454587	20.325326	-5.26%	0
2014	20.172330	21.454587	6.36%	0
2013	15.598185	20.172330	29.32%	0
2012	13.661457	15.598185	14.18%	0
2011	14.421186	13.661457	-5.27%	0
2010	11.755908	14.421186	22.67%	0
2009	8.843928	11.755908	32.93%	0
2008	14.321306	8.843928	-38.25%	0
2007	13.700429	14.321306	4.53%	0
2006	12.825652	13.700429	6.82%	0
103

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.147471	7.919344	-2.80%	0
2014	8.382165	8.147471	-2.80%	0
2013	8.623628	8.382165	-2.80%	0
2012	8.872732	8.623628	-2.81%	0
2011	9.127609	8.872732	-2.79%	0
2010	9.390532	9.127609	-2.80%	0
2009	9.656987	9.390532	-2.76%	0
2008	9.735239	9.656987	-0.80%	0
2007	9.559098	9.735239	1.84%	0
2006	9.407511	9.559098	1.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.911839	13.131420	-5.61%	0
2014	13.777511	13.911839	0.97%	0
2013	14.335624	13.777511	-3.89%	0
2012	13.139948	14.335624	9.10%	0
2011	12.806930	13.139948	2.60%	0
2010	11.914299	12.806930	7.49%	0
2009	9.854736	11.914299	20.90%	0
2008	12.258317	9.854736	-19.61%	0
2007	12.055767	12.258317	1.68%	0
2006	11.829718	12.055767	1.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	16.662010	16.115774	-3.28%	0
2014	17.316655	16.662010	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.932297	8.237602	-7.78%	0
2014*	10.000000	8.932297	-10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	13.271949	13.343371	0.54%	0
2014	12.363965	13.271949	7.34%	0
2013	9.440268	12.363965	30.97%	0
2012	8.347581	9.440268	13.09%	0
2011	8.844581	8.347581	-5.62%	0
2010	7.877347	8.844581	12.28%	0
2009	6.244736	7.877347	26.14%	0
2008*	10.000000	6.244736	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	15.293471	14.396721	-5.86%	0
2014	14.236597	15.293471	7.42%	0
2013	10.814070	14.236597	31.65%	0
2012	9.444264	10.814070	14.50%	0
2011	10.317367	9.444264	-8.46%	0
2010*	10.000000	10.317367	3.17%	0
104

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	13.325641	12.928480	-2.98%	0
2014	13.177852	13.325641	1.12%	0
2013	9.757245	13.177852	35.06%	0
2012	8.736839	9.757245	11.68%	0
2011	9.384987	8.736839	-6.91%	0
2010	7.613254	9.384987	23.27%	0
2009	6.161456	7.613254	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
2010	7.576931	9.314391	22.93%	0
2009	6.152116	7.576931	23.16%	0
2008*	10.000000	6.152116	-38.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
2010	8.408810	9.778223	16.29%	0
2009	6.630696	8.408810	26.82%	0
2008*	10.000000	6.630696	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.789987	11.546476	-2.07%	0
2014	11.797949	11.789987	-0.07%	0
2013	8.411881	11.797949	40.25%	0
2012	7.629523	8.411881	10.25%	0
2011	7.900091	7.629523	-3.42%	0
2010	6.478729	7.900091	21.94%	0
2009	5.229333	6.478729	23.89%	0
2008	10.041738	5.229333	-47.92%	0
2007	9.414637	10.041738	6.66%	0
2006	9.384246	9.414637	0.32%	0
105

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	18.672455	17.056432	-8.65%	0
2014	17.949884	18.672455	4.03%	0
2013	13.152752	17.949884	36.47%	0
2012	11.235337	13.152752	17.07%	0
2011	12.175792	11.235337	-7.72%	0
2010	9.893930	12.175792	23.06%	0
2009	8.064801	9.893930	22.68%	0
2008	12.229773	8.064801	-34.06%	0
2007	13.516037	12.229773	-9.52%	0
2006	11.854253	13.516037	14.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	18.956008	18.123853	-4.39%	0
2014	19.344469	18.956008	-2.01%	0
2013	14.123711	19.344469	36.96%	0
2012	12.581103	14.123711	12.26%	0
2011	13.704719	12.581103	-8.20%	0
2010	11.250488	13.704719	21.81%	0
2009	8.592740	11.250488	30.93%	0
2008	14.303051	8.592740	-39.92%	0
2007	14.410196	14.303051	-0.74%	0
2006	13.231327	14.410196	8.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.706635	13.447448	-1.89%	0
2014	12.574000	13.706635	9.01%	0
2013	9.867147	12.574000	27.43%	0
2012	8.888578	9.867147	11.01%	0
2011	9.096005	8.888578	-2.28%	0
2010	8.248436	9.096005	10.28%	0
2009	6.729807	8.248436	22.57%	0
2008	11.847340	6.729807	-43.20%	0
2007	11.268563	11.847340	5.14%	0
2006	10.201905	11.268563	10.46%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.032743	11.989107	-8.01%	0
2014	10.402982	13.032743	25.28%	0
2013	10.386398	10.402982	0.16%	0
2012	9.229249	10.386398	12.54%	0
2011	8.914948	9.229249	3.53%	0
2010	7.045037	8.914948	26.54%	0
2009	5.539956	7.045037	27.17%	0
2008*	10.000000	5.539956	-44.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
106

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
2010	12.789798	13.220877	3.37%	0
2009*	10.000000	12.789798	27.90%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.557292	-4.43%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	0
2008	9.873439	8.308151	-15.85%	0
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	17.564203	16.993244	-3.25%	0
2014	16.370562	17.564203	7.29%	0
2013	12.239414	16.370562	33.75%	0
2012	11.346989	12.239414	7.86%	0
2011	12.044243	11.346989	-5.79%	0
2010	10.085747	12.044243	19.42%	0
2009	7.895143	10.085747	27.75%	0
2008	13.413996	7.895143	-41.14%	0
2007	12.826024	13.413996	4.58%	0
2006	11.604312	12.826024	10.53%	0
107

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	11.773812	12.200162	3.62%	0
2014	11.450708	11.773812	2.82%	0
2013	8.663035	11.450708	32.18%	0
2012	7.654261	8.663035	13.18%	0
2011	7.788949	7.654261	-1.73%	0
2010	6.286480	7.788949	23.90%	0
2009	4.877209	6.286480	28.90%	0
2008	9.852451	4.877209	-50.50%	0
2007	9.534100	9.852451	3.34%	0
2006	9.526496	9.534100	0.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	16.989382	17.164939	1.03%	0
2014	17.087154	16.989382	-0.57%	0
2013	13.808431	17.087154	23.74%	0
2012	11.715709	13.808431	17.86%	0
2011	13.142222	11.715709	-10.85%	0
2010	11.659063	13.142222	12.72%	0
2009	8.581803	11.659063	35.86%	0
2008	14.762294	8.581803	-41.87%	0
2007	14.287084	14.762294	3.33%	0
2006	12.488041	14.287084	14.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	9.826905	9.335789	-5.00%	0
2014	9.830931	9.826905	-0.04%	0
2013	10.127559	9.830931	-2.93%	0
2012*	10.000000	10.127559	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	14.059644	14.120815	0.44%	0
2014	13.066116	14.059644	7.60%	0
2013	10.201029	13.066116	28.09%	0
2012	8.980389	10.201029	13.59%	0
2011	9.239885	8.980389	-2.81%	0
2010	8.187059	9.239885	12.86%	0
2009	6.565778	8.187059	24.69%	0
2008	10.978937	6.565778	-40.20%	0
2007	10.818360	10.978937	1.48%	0
2006	9.675327	10.818360	11.81%	0
108

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	14.944730	13.669258	-8.53%	0
2014	13.736021	14.944730	8.80%	0
2013	10.021114	13.736021	37.07%	0
2012	8.738607	10.021114	14.68%	0
2011	9.193247	8.738607	-4.95%	0
2010	7.663967	9.193247	19.95%	0
2009	5.747137	7.663967	33.35%	0
2008	9.511102	5.747137	-39.57%	0
2007	9.906509	9.511102	-3.99%	0
2006*	10.000000	9.906509	-0.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
2010	10.838809	11.081664	2.24%	0
2009*	10.000000	10.838809	8.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0
109

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	11.352307	10.962562	-3.43%	0
2014	10.828683	11.352307	4.84%	0
2013	11.176070	10.828683	-3.11%	0
2012	10.506918	11.176070	6.37%	0
2011	10.230911	10.506918	2.70%	0
2010	9.823676	10.230911	4.15%	0
2009	9.217569	9.823676	6.58%	0
2008	10.560867	9.217569	-12.72%	0
2007	10.304780	10.560867	2.49%	0
2006*	10.000000	10.304780	3.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	21.915733	21.064298	-3.89%	0
2014	21.905826	21.915733	0.05%	0
2013	24.698135	21.905826	-11.31%	0
2012	21.541984	24.698135	14.65%	0
2011	20.704699	21.541984	4.04%	0
2010	19.409428	20.704699	6.67%	0
2009	15.335483	19.409428	26.57%	0
2008	18.556578	15.335483	-17.36%	0
2007	17.923217	18.556578	3.53%	0
2006	16.639741	17.923217	7.71%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.141933	-18.58%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	32.184096	26.905048	-16.40%	0
2014	33.249519	32.184096	-3.20%	0
2013	30.536617	33.249519	8.88%	0
2012	24.203432	30.536617	26.17%	0
2011	33.530198	24.203432	-27.82%	0
2010	27.195437	33.530198	23.29%	0
2009	13.124124	27.195437	107.22%	0
2008	38.341062	13.124124	-65.77%	0
2007	28.667512	38.341062	33.74%	0
2006	21.141424	28.667512	35.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	24.248718	15.685389	-35.31%	0
2014	30.839934	24.248718	-21.37%	0
2013	28.704629	30.839934	7.44%	0
2012	28.566428	28.704629	0.48%	0
2011	35.174908	28.566428	-18.79%	0
2010	28.000916	35.174908	25.62%	0
2009	18.286568	28.000916	53.12%	0
2008	34.923264	18.286568	-47.64%	0
2007	24.721668	34.923264	41.27%	0
2006	20.428335	24.721668	21.02%	0
110

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.615413	20.404409	-5.60%	0
2014	22.663860	21.615413	-4.63%	0
2013	15.520235	22.663860	46.03%	0
2012	14.803292	15.520235	4.84%	0
2011	15.962720	14.803292	-7.26%	0
2010	12.953957	15.962720	23.23%	0
2009*	10.000000	12.953957	29.54%	0
111

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
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•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
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•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro
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rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
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Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
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Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
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If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
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For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
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For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Reserve AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the Ivy Funds Variable Insurance Portfolios.
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. GTOs are referred to as Target Term Options in some jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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4

Table of Contents (continued)
5

Table of Contents (continued)
6

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option[4]	0.15%
Total Variable Account Charges (including this option only)	1.35%
One-Year Step Up Death Benefit Option[5]	0.10%
Total Variable Account Charges (including this option only)	1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option[6]	0.20%
Total Variable Account Charges (including this option only)	1.40%
5% Enhanced Death Benefit Option[7]	0.15%
Total Variable Account Charges (including this option only)	1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.50%
Beneficiary Protector Option	0.40%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	1.70%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed.
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[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	This option may not be elected with another death benefit option.
[5]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[6]	This option may not be elected with another death benefit option.
[7]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.45%	1.35%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.35%)	$436	$1,316	$2,207	$4,486	*	$1,316	$2,207	$4,486	$436	$1,316	$2,207	$4,486
Minimum Total Underlying Mutual Fund Operating Expenses (0.45%)	$341	$1,040	$1,761	$3,667	*	$1,040	$1,761	$3,667	$341	$1,040	$1,761	$3,667
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
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Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets. This option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
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•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the
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identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
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(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
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Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the GTOs will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
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(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
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Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Ivy Funds Variable Insurance Portfolios - Balanced
•	Ivy Funds Variable Insurance Portfolios - Bond
•	Ivy Funds Variable Insurance Portfolios - Core Equity
•	Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
•	Ivy Funds Variable Insurance Portfolios - Growth
•	Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
•	Ivy Funds Variable Insurance Portfolios - Money Market
•	Ivy Funds Variable Insurance Portfolios - Value
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge
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associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or contingent annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
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(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTOs at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Ivy Funds Variable Insurance Portfolios - Money Market
to any other Sub-Account(s) or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
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•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
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•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to
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have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Waddell & Reed, Inc.
In an action filed on February 18, 2016 in the United States District Court for the District of Kansas, Saket Kapor(sic), Peter Brockett and Hieu Phan v. Ivy Investment Management Company, et. al. (Case No. 2:16-cv-02106-JWL-TJJ), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Waddell & Reed Advisors Funds, the Ivy Funds Variable Insurance Portfolios and the InvestEd Portfolios (Waddell & Reed Investment Management Company), the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. were sued in a putative derivative action by three mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. On behalf of the mutual funds, Plaintiffs seek monetary damages and demand a jury trial.
With respect to Waddell & Reed Investment Management Company, the allegations generally involve claims that the investment manager breached its duties to the mutual funds with respect to certain private placement investments held within the mutual fund defendants’ Asset Strategy Funds. The Asset Strategy Funds are an indirect investor in Haymon Holdings, LLC, the private equity portfolio company at issue in the litigation. This investment is held within Media Group Holdings ("MGH"), a holding company created primarily to hold several of Asset Strategy's media-related private equity investments. All were made in the latter half of 2013 and together comprise a nominal percentage of fund holdings.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-52579
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.
Ivy Funds Variable Insurance Portfolios - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Funds Variable Insurance Portfolios - Global Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
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Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates, LLC
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Funds Variable Insurance Portfolios - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	29.286860	26.520300	-9.45%	95,395
2014	31.290052	29.286860	-6.40%	123,870
2013	25.309292	31.290052	23.63%	142,116
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
2008	24.107427	17.674192	-26.69%	3,340
2007	16.932234	24.107427	42.38%	3,269
2006	14.263441	16.932234	18.71%	1,604
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	20.641481	20.327450	-1.52%	59
2014	19.421080	20.641481	6.28%	63
2013	15.891071	19.421080	22.21%	5
2012	14.393951	15.891071	10.40%	5
2011	14.101184	14.393951	2.08%	106
2010	12.187343	14.101184	15.70%	180
2009	10.894499	12.187343	11.87%	270
2008	13.957586	10.894499	-21.95%	117
2007	12.429399	13.957586	12.29%	147
2006	11.311806	12.429399	9.88%	413
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	16.195487	16.033257	-1.00%	144
2014	15.710820	16.195487	3.08%	152
2013	16.241128	15.710820	-3.27%	223
2012	15.540629	16.241128	4.51%	223
2011	14.657750	15.540629	6.02%	306
2010	13.990719	14.657750	4.77%	1,900
2009	13.214006	13.990719	5.88%	1,832
2008	13.332908	13.214006	-0.89%	1,832
2007	12.771687	13.332908	4.39%	1,614
2006	12.400171	12.771687	3.00%	762
51

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	18.565151	18.215096	-1.89%	141
2014	17.132500	18.565151	8.36%	148
2013	12.988199	17.132500	31.91%	20
2012	11.084368	12.988199	17.18%	20
2011	11.035256	11.084368	0.45%	20
2010	9.238765	11.035256	19.45%	2,163
2009	7.539773	9.238765	22.53%	2,504
2008	11.699359	7.539773	-35.55%	1,918
2007	10.385371	11.699359	12.65%	2,019
2006	8.984926	10.385371	15.59%	1,965
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.925169	19.281403	-3.23%	115
2014	18.360605	19.925169	8.52%	119
2013	14.337669	18.360605	28.06%	254
2012	12.822563	14.337669	11.82%	254
2011	13.616581	12.822563	-5.83%	254
2010	11.842989	13.616581	14.98%	1,630
2009	10.168397	11.842989	16.47%	1,630
2008	16.059891	10.168397	-36.68%	1,630
2007	13.927831	16.059891	15.31%	1,376
2006	12.161212	13.927831	14.53%	628
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.338595	9.490970	-23.08%	104
2014	13.963246	12.338595	-11.64%	85
2013	11.062212	13.963246	26.22%	0
2012	11.044965	11.062212	0.16%	0
2011	12.295281	11.044965	-10.17%	0
2010	10.204060	12.295281	20.49%	0
2009	7.351862	10.204060	38.80%	0
2008	13.817893	7.351862	-46.79%	0
2007	9.244437	13.817893	49.47%	0
2006*	10.000000	9.244437	-7.56%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.317165	9.922740	-3.82%	0
2014	10.423272	10.317165	-1.02%	0
2013	10.369002	10.423272	0.52%	0
2012	9.862979	10.369002	5.13%	0
2011*	10.000000	9.862979	-1.37%	0
52

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.729705	15.046864	2.15%	12
2014	14.767543	14.729705	-0.26%	12
2013	12.536555	14.767543	17.80%	12
2012	10.748764	12.536555	16.63%	12
2011	11.738553	10.748764	-8.43%	12
2010	10.350505	11.738553	13.41%	190
2009	8.256069	10.350505	25.37%	404
2008	14.444150	8.256069	-42.84%	37
2007	12.053681	14.444150	19.83%	101
2006	10.083529	12.053681	19.54%	680
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.649201	8.931744	-23.33%	112
2014	13.558311	11.649201	-14.08%	91
2013	12.729840	13.558311	6.51%	91
2012	12.646540	12.729840	0.66%	91
2011	16.294435	12.646540	-22.39%	91
2010	14.088146	16.294435	15.66%	91
2009	8.211874	14.088146	71.56%	91
2008	21.567268	8.211874	-61.92%	91
2007	15.212637	21.567268	41.77%	0
2006	12.269102	15.212637	23.99%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.245005	18.259484	5.88%	0
2014	15.610640	17.245005	10.47%	0
2013	11.578714	15.610640	34.82%	178
2012	10.394903	11.578714	11.39%	178
2011	10.302143	10.394903	0.90%	240
2010	9.262002	10.302143	11.23%	240
2009	7.377185	9.262002	25.55%	240
2008	11.447833	11.717152	21.44%	62
2007	9.426908	11.447833	21.44%	62
2006	9.083547	9.426908	3.78%	160
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	25.994052	24.011499	-7.63%	89
2014	25.818009	25.994052	0.68%	90
2013	23.648612	25.818009	9.17%	0
2012	20.175574	23.648612	17.21%	0
2011	19.399657	20.175574	4.00%	0
2010	17.095068	19.399657	13.48%	0
2009	11.817089	17.095068	44.66%	0
2008	15.298564	11.817089	-22.76%	1,462
2007	14.909699	15.298564	2.61%	1,462
2006	13.685516	14.909699	8.95%	31
53

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.671408	18.274406	-2.13%	0
2014	18.629315	18.671408	0.23%	0
2013	15.094965	18.629315	23.41%	0
2012	13.481959	15.094965	11.96%	0
2011	15.845652	13.481959	-14.92%	0
2010	14.056891	15.845652	12.73%	1,162
2009	10.387686	14.056891	35.32%	1,162
2008	18.209601	10.387686	-42.95%	1,162
2007	16.774794	18.209601	8.55%	1,162
2006	13.098654	16.774794	28.07%	535
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.145385	10.111031	-0.34%	0
2014	10.169461	10.145385	-0.24%	0
2013	10.348631	10.169461	-1.73%	0
2012	10.132959	10.348631	2.13%	0
2011*	10.000000	10.132959	1.33%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.811231	21.370332	-10.25%	0
2014	24.527379	23.811231	-2.92%	0
2013	15.783676	24.527379	55.40%	0
2012	14.284267	15.783676	10.50%	0
2011	15.547749	14.284267	-8.13%	0
2010	11.171963	15.547749	39.17%	0
2009	8.003237	11.171963	39.59%	0
2008	15.588775	8.003237	-48.66%	0
2007	14.817761	15.588775	5.20%	0
2006	13.358941	14.817761	10.92%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	24.227587	22.553302	-6.91%	49
2014	22.732884	24.227587	6.58%	49
2013	17.707638	22.732884	28.38%	0
2012	15.783008	17.707638	12.19%	0
2011	16.064261	15.783008	-1.75%	0
2010	12.359027	16.064261	29.98%	0
2009	8.529179	12.359027	44.90%	0
2008	13.537212	8.529179	-36.99%	0
2007	12.167455	13.537212	11.26%	0
2006	11.344145	12.167455	7.26%	0
54

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.396627	10.273921	-1.18%	109
2014	10.520791	10.396627	-1.18%	114
2013	10.646444	10.520791	-1.18%	262
2012	10.773953	10.646444	-1.18%	262
2011	10.902264	10.773953	-1.18%	262
2010	11.026382	10.902264	-1.13%	262
2009	11.047768	11.026382	-0.19%	262
2008	10.942913	11.047768	0.96%	262
2007	10.587809	10.942913	3.35%	0
2006	10.272515	10.587809	3.07%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.959231	22.733545	3.53%	57
2014	17.074909	21.959231	28.61%	62
2013	17.089164	17.074909	-0.08%	6
2012	14.693830	17.089164	16.30%	6
2011	14.162571	14.693830	3.75%	6
2010	11.154422	14.162571	26.97%	90
2009	9.132678	11.154422	22.14%	191
2008	14.451912	9.132678	-36.81%	14
2007	17.428504	14.451912	-17.08%	35
2006	13.559914	17.428504	28.53%	237
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.198275	26.098089	-4.05%	54
2014	26.750044	27.198275	1.68%	56
2013	17.312708	26.750044	54.51%	12
2012	13.708353	17.312708	26.29%	12
2011	14.723734	13.708353	-6.90%	42
2010	13.216844	14.723734	11.40%	208
2009	9.300091	13.216844	42.12%	407
2008	14.238658	9.300091	-34.68%	74
2007	11.588637	14.238658	22.87%	151
2006	10.873008	11.588637	6.58%	923
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	19.716204	19.846317	0.66%	7
2014	19.642550	19.716204	0.37%	7
2013	13.867849	19.642550	41.64%	7
2012	13.347348	13.867849	3.90%	7
2011	15.111435	13.347348	-11.67%	31
2010	11.870403	15.111435	27.30%	124
2009	8.918006	11.870403	33.11%	236
2008	14.840515	8.918006	-39.91%	44
2007	13.233103	14.840515	12.15%	77
2006	12.749111	13.233103	3.80%	447
55

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.740716	19.347281	-6.72%	6
2014	19.610731	20.740716	5.76%	6
2013	14.864808	19.610731	31.93%	168
2012	12.682597	14.864808	17.21%	168
2011	14.718680	12.682597	-13.83%	168
2010	11.784563	14.718680	24.90%	248
2009	9.235729	11.784563	27.60%	343
2008	12.655021	9.235729	-27.02%	179
2007	13.361412	12.655021	-5.29%	46
2006	11.573723	13.361412	15.45%	310
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	22.186851	21.062413	-5.07%	0
2014	20.241130	22.186851	9.61%	0
2013	15.137716	20.241130	33.71%	0
2012	12.888532	15.137716	17.45%	0
2011	14.074640	12.888532	-8.43%	96
2010	12.000501	14.074640	17.28%	96
2009	9.591048	12.000501	25.12%	96
2008	14.667394	9.591048	-34.61%	96
2007	14.570214	14.667394	0.67%	96
2006	12.616841	14.570214	15.48%	96
56

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.293015	21.641709	-10.91%	0
2014	26.382184	24.293015	-7.92%	0
2013	21.690550	26.382184	21.63%	0
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
2008	22.417819	16.168989	-27.87%	0
2007	16.005782	22.417819	40.06%	0
2006	13.704227	16.005782	16.79%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	16.500532	15.986293	-3.12%	0
2014	15.780525	16.500532	4.56%	0
2013	13.124667	15.780525	20.24%	0
2012	12.084311	13.124667	8.61%	0
2011	12.032915	12.084311	0.43%	0
2010	10.570796	12.032915	13.83%	0
2009	9.604960	10.570796	10.06%	0
2008	12.508307	9.604960	-23.21%	0
2007	11.323087	12.508307	10.47%	0
2006	10.474097	11.323087	8.11%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.462956	12.138308	-2.60%	0
2014	12.288969	12.462956	1.42%	0
2013	12.912917	12.288969	-4.83%	0
2012	12.559860	12.912917	2.81%	0
2011	12.040709	12.559860	4.31%	0
2010	11.681880	12.040709	3.07%	0
2009	11.214898	11.681880	4.16%	0
2008	11.502043	11.214898	-2.50%	0
2007	11.200188	11.502043	2.70%	0
2006	11.052868	11.200188	1.33%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	15.647327	15.103581	-3.48%	0
2014	14.677554	15.647327	6.61%	0
2013	11.310140	14.677554	29.77%	0
2012	9.811496	11.310140	15.27%	0
2011	9.928474	9.811496	-1.18%	0
2010	8.448798	9.928474	17.51%	0
2009	7.008546	8.448798	20.55%	0
2008	11.054510	7.008546	-36.60%	0
2007	9.975291	11.054510	10.82%	0
2006	8.771760	9.975291	13.72%	0
57

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	16.741978	15.938623	-4.80%	0
2014	15.681313	16.741978	6.76%	0
2013	12.446879	15.681313	25.99%	0
2012	11.315218	12.446879	10.00%	0
2011	12.213336	11.315218	-7.35%	0
2010	10.797206	12.213336	13.12%	0
2009	9.423117	10.797206	14.58%	0
2008	15.128349	9.423117	-37.71%	0
2007	13.337066	15.128349	13.43%	0
2006	11.836465	13.337066	12.68%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.709293	8.103983	-24.33%	0
2014	12.319247	10.709293	-13.07%	0
2013	9.920355	12.319247	24.18%	0
2012	10.068369	9.920355	-1.47%	0
2011	11.392391	10.068369	-11.62%	0
2010	9.610222	11.392391	18.54%	0
2009	7.038022	9.610222	36.55%	0
2008	13.446447	7.038022	-47.66%	0
2007	9.144739	13.446447	47.04%	0
2006*	10.000000	9.144739	-8.55%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.717821	9.194902	-5.38%	0
2014	9.979392	9.717821	-2.62%	0
2013	10.090842	9.979392	-1.10%	0
2012	9.756787	10.090842	3.42%	0
2011*	10.000000	9.756787	-2.43%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	12.604622	12.667471	0.50%	0
2014	12.845085	12.604622	-1.87%	0
2013	11.083902	12.845085	15.89%	0
2012	9.660011	11.083902	14.74%	0
2011	10.723001	9.660011	-9.91%	0
2010	9.610451	10.723001	11.58%	0
2009	7.791929	9.610451	23.34%	0
2008	13.857069	7.791929	-43.77%	0
2007	11.755038	13.857069	17.88%	0
2006	9.995073	11.755038	17.61%	0
58

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	9.960782	7.513268	-24.57%	0
2014	11.784349	9.960782	-15.47%	0
2013	11.246488	11.784349	4.78%	0
2012	11.357378	11.246488	-0.98%	0
2011	14.874127	11.357378	-23.64%	0
2010	13.071587	14.874127	13.79%	0
2009	7.744754	13.071587	68.78%	0
2008	20.676931	7.744754	-62.54%	0
2007	14.825960	20.676931	39.46%	0
2006	12.153472	14.825960	21.99%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	14.753025	15.367929	4.17%	0
2014	13.574641	14.753025	8.68%	0
2013	10.234198	13.574641	32.64%	0
2012	9.339422	10.234198	9.58%	0
2011	9.408117	9.339422	-0.73%	0
2010	8.597336	9.408117	9.43%	0
2009	6.960452	8.597336	23.52%	0
2008	10.979339	11.237671	19.46%	0
2007	9.190708	10.979339	19.46%	0
2006	9.001334	9.190708	2.10%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.514869	17.734456	-9.12%	0
2014	19.701728	19.514869	-0.95%	0
2013	18.343203	19.701728	7.41%	0
2012	15.907452	18.343203	15.31%	0
2011	15.546743	15.907452	2.32%	0
2010	13.925222	15.546743	11.64%	0
2009	9.784136	13.925222	42.32%	0
2008	12.875368	9.784136	-24.01%	0
2007	12.755755	12.875368	0.94%	0
2006	11.900546	12.755755	7.19%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.688369	15.106014	-3.71%	0
2014	15.910735	15.688369	-1.40%	0
2013	13.104183	15.910735	21.42%	0
2012	11.897000	13.104183	10.15%	0
2011	14.212861	11.897000	-16.29%	0
2010	12.815641	14.212861	10.90%	0
2009	9.626346	12.815641	33.13%	0
2008	17.153451	9.626346	-43.88%	0
2007	16.063325	17.153451	6.79%	0
2006	12.748863	16.063325	26.00%	0
59

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.556023	9.369435	-1.95%	0
2014	9.736367	9.556023	-1.85%	0
2013	10.071015	9.736367	-3.32%	0
2012	10.023879	10.071015	0.47%	0
2011*	10.000000	10.023879	0.24%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.006596	17.664730	-11.71%	0
2014	20.947761	20.006596	-4.49%	0
2013	13.701710	20.947761	52.88%	0
2012	12.604701	13.701710	8.70%	0
2011	13.945237	12.604701	-9.61%	0
2010	10.185138	13.945237	36.92%	0
2009	7.416376	10.185138	37.33%	0
2008	14.684333	7.416376	-49.49%	0
2007	14.189117	14.684333	3.49%	0
2006	13.002256	14.189117	9.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	20.718385	18.974108	-8.42%	0
2014	19.760219	20.718385	4.85%	0
2013	15.645266	19.760219	26.30%	0
2012	14.174905	15.645266	10.37%	0
2011	14.664542	14.174905	-3.34%	0
2010	11.467602	14.664542	27.88%	0
2009	8.044204	11.467602	42.56%	0
2008	12.978190	8.044204	-38.02%	0
2007	11.858028	12.978190	9.45%	0
2006	11.237173	11.858028	5.53%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.183314	7.955780	-2.78%	0
2014	8.417360	8.183314	-2.78%	0
2013	8.658101	8.417360	-2.78%	0
2012	8.906424	8.658101	-2.79%	0
2011	9.160439	8.906424	-2.77%	0
2010	9.417230	9.160439	-2.73%	0
2009	9.590812	9.417230	-1.81%	0
2008	9.656159	9.590812	-0.68%	0
2007	9.497453	9.656159	1.67%	0
2006	9.365891	9.497453	1.40%	0
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Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	18.525549	18.868296	1.85%	0
2014	14.641807	18.525549	26.53%	0
2013	14.895315	14.641807	-1.70%	0
2012	13.018733	14.895315	14.41%	0
2011	12.754096	13.018733	2.07%	0
2010	10.210136	12.754096	24.92%	0
2009	8.497343	10.210136	20.16%	0
2008	13.669019	8.497343	-37.84%	0
2007	16.757405	13.669019	-18.43%	0
2006	13.251580	16.757405	26.46%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	24.826620	23.436417	-5.60%	0
2014	24.819517	24.826620	0.03%	0
2013	16.327302	24.819517	52.01%	0
2012	13.141340	16.327302	24.24%	0
2011	14.346713	13.141340	-8.40%	0
2010	13.090188	14.346713	9.60%	0
2009	9.362521	13.090188	39.81%	0
2008	14.570724	9.362521	-35.74%	0
2007	12.055072	14.570724	20.87%	0
2006	11.496340	12.055072	4.86%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	15.934468	15.779824	-0.97%	0
2014	16.136418	15.934468	-1.25%	0
2013	11.579790	16.136418	39.35%	0
2012	11.329111	11.579790	2.21%	0
2011	13.037331	11.329111	-13.10%	0
2010	10.409485	13.037331	25.24%	0
2009	7.949149	10.409485	30.95%	0
2008	13.446624	7.949149	-40.88%	0
2007	12.188637	13.446624	10.32%	0
2006	11.935708	12.188637	2.12%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.426807	15.992621	-8.23%	0
2014	16.748635	17.426807	4.05%	0
2013	12.904157	16.748635	29.79%	0
2012	11.191394	12.904157	15.30%	0
2011	13.201648	11.191394	-15.23%	0
2010	10.743728	13.201648	22.88%	0
2009	8.558615	10.743728	25.53%	0
2008	11.920731	8.558615	-28.20%	0
2007	12.794570	11.920731	-6.83%	0
2006	11.264615	12.794570	13.58%	0
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Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.749023	16.576514	-6.61%	0
2014	16.459056	17.749023	7.84%	0
2013	12.511644	16.459056	31.55%	0
2012	10.828361	12.511644	15.55%	0
2011	12.019229	10.828361	-9.91%	0
2010	10.416479	12.019229	15.39%	0
2009	8.462112	10.416479	23.10%	0
2008	13.154524	8.462112	-35.67%	0
2007	13.283672	13.154524	-0.97%	0
2006	11.691521	13.283672	13.62%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
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•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
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Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
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The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution.
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Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
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•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified
70

plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number
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of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
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These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life
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expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America® America’s EXCLUSIVE Annuity® II
Waddell & Reed Advisors Select Reserve AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through Waddell & Reed, all inquiries and requests should be made to the Service Center by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	16.917054	15.762343	-6.83%	17,121
2014	15.716509	16.917054	7.64%	15,242
2013	11.557598	15.716509	35.98%	24,711
2012	9.874545	11.557598	17.04%	21,299
2011	10.937267	9.874545	-9.72%	20,574
2010	8.744818	10.937267	25.07%	64,566
2009	6.204371	8.744818	40.95%	41,149
2008*	10.000000	6.204371	-37.96%	41,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.864996	13.360512	-3.64%	275,559
2014	13.585119	13.864996	2.06%	327,082
2013	15.024082	13.585119	-9.58%	396,357
2012	14.161086	15.024082	6.09%	742,807
2011	12.826176	14.161086	10.41%	740,564
2010	12.349734	12.826176	3.86%	674,489
2009	11.341243	12.349734	8.89%	691,028
2008	11.664298	11.341243	-2.77%	648,504
2007	10.782991	11.664298	8.17%	617,795
2006	10.743070	10.782991	0.37%	620,296

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	22.787737	21.248827	-6.75%	182,723
2014	20.501156	22.787737	11.15%	196,098
2013	15.277461	20.501156	34.19%	224,067
2012	13.476424	15.277461	13.36%	228,767
2011	13.228101	13.476424	1.88%	225,097
2010	11.729347	13.228101	12.78%	249,304
2009	10.052611	11.729347	16.68%	329,607
2008	15.554749	10.052611	-35.37%	410,167
2007	15.755326	15.554749	-1.27%	523,547
2006	13.618988	15.755326	15.69%	676,341
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	20.133170	19.606568	-2.62%	132,885
2014	17.503134	20.133170	15.03%	149,034
2013	13.615345	17.503134	28.55%	148,986
2012	11.846752	13.615345	14.93%	140,265
2011	12.074087	11.846752	-1.88%	138,863
2010	10.247605	12.074087	17.82%	152,033
2009	7.981902	10.247605	28.39%	215,961
2008	10.679075	7.981902	-25.26%	187,451
2007	11.064576	10.679075	-3.48%	140,010
2006*	10.000000	11.064576	10.65%	65,234
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.774027	-2.26%	8,489
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.426362	15.088680	-2.19%	351,775
2014	15.317744	15.426362	0.71%	477,564
2013	13.550365	15.317744	13.04%	503,409
2012	12.472250	13.550365	8.64%	524,484
2011	13.100288	12.472250	-4.79%	534,371
2010	12.080182	13.100288	8.44%	353,567
2009*	10.000000	12.080182	20.80%	230,448
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.226563	-7.73%	4,756
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.802068	-1.98%	23,073
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.775566	11.806570	-7.58%	49,267
2014	12.242868	12.775566	4.35%	10,179
2013*	10.000000	12.242868	22.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.896909	10.495243	-3.69%	9,113
2014*	10.000000	10.896909	8.97%	6,127

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	25.227398	24.344043	-3.50%	71,325
2014	24.289802	25.227398	3.86%	97,712
2013	17.471304	24.289802	39.03%	109,700
2012	15.278847	17.471304	14.35%	125,517
2011	15.377498	15.278847	-0.64%	133,232
2010	12.369464	15.377498	24.32%	127,096
2009	10.013642	12.369464	23.53%	129,925
2008	14.670723	10.013642	-31.74%	251,070
2007	14.947780	14.670723	-1.85%	192,467
2006	13.223234	14.947780	13.04%	246,690
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.953434	18.127744	-4.36%	55,118
2014	16.908935	18.953434	12.09%	59,022
2013	12.739110	16.908935	32.73%	66,422
2012	11.515259	12.739110	10.63%	73,702
2011	11.550728	11.515259	-0.31%	83,358
2010	10.182340	11.550728	13.44%	93,249
2009	7.705099	10.182340	32.15%	103,891
2008	11.892933	7.705099	-35.21%	127,095
2007	11.168633	11.892933	6.49%	179,811
2006	10.351504	11.168633	7.89%	228,859
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	22.134999	22.111501	-0.11%	1,389,998
2014	19.752217	22.134999	12.06%	1,476,548
2013	15.142300	19.752217	30.44%	1,538,004
2012	13.242551	15.142300	14.35%	1,744,884
2011	13.156042	13.242551	0.66%	1,975,637
2010	11.595206	13.156042	13.46%	2,215,924
2009	9.289668	11.595206	24.82%	2,248,660
2008	14.958510	9.289668	-37.90%	2,565,023
2007	14.385200	14.958510	3.99%	3,073,234
2006	12.605780	14.385200	14.12%	3,437,429
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.893100	21.096440	-3.64%	220,022
2014	20.500202	21.893100	6.79%	249,572
2013	17.133379	20.500202	19.65%	274,617
2012	15.703984	17.133379	9.10%	324,285
2011	14.580318	15.703984	7.71%	331,737
2010	12.797113	14.580318	13.93%	272,659
2009	10.568422	12.797113	21.09%	282,514
2008	15.183971	10.568422	-30.40%	341,135
2007	14.346155	15.183971	5.84%	321,599
2006	12.465876	14.346155	15.08%	454,697
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.918673	9.702417	-2.18%	75,893
2014*	10.000000	9.918673	-0.81%	23,689

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	18.310304	18.046529	-1.44%	346,705
2014	17.855420	18.310304	2.55%	392,114
2013	17.887155	17.855420	-0.18%	459,104
2012	16.500735	17.887155	8.40%	514,007
2011	16.329532	16.500735	1.05%	567,062
2010	15.232405	16.329532	7.20%	686,775
2009	12.801405	15.232405	18.99%	810,910
2008	13.975403	12.801405	-8.40%	999,169
2007	13.423384	13.975403	4.11%	1,148,323
2006	13.044103	13.423384	2.91%	1,339,470
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	14.338825	14.122582	-1.51%	32,568
2014	13.908050	14.338825	3.10%	72,813
2013	12.414356	13.908050	12.03%	71,344
2012	11.250785	12.414356	10.34%	72,161
2011	11.419590	11.250785	-1.48%	179,733
2010	10.252378	11.419590	11.38%	98,268
2009	8.358168	10.252378	22.66%	69,888
2008	11.291189	8.358168	-25.98%	85,647
2007	10.519576	11.291189	7.34%	26,270
2006*	10.000000	10.519576	5.20%	8,455
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	14.207983	13.986047	-1.56%	47,514
2014	13.739696	14.207983	3.41%	53,626
2013	11.993074	13.739696	14.56%	54,898
2012	10.724695	11.993074	11.83%	40,113
2011	10.978165	10.724695	-2.31%	42,736
2010	9.702572	10.978165	13.15%	30,486
2009	7.625956	9.702572	27.23%	18,789
2008	11.471058	7.625956	-33.52%	13,124
2007	10.539579	11.471058	8.84%	59,957
2006*	10.000000	10.539579	5.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.406679	14.185988	-1.53%	15,880
2014	13.905654	14.406679	3.60%	17,948
2013	11.584251	13.905654	20.04%	18,269
2012	10.153311	11.584251	14.09%	22,614
2011	10.561122	10.153311	-3.86%	6,931
2010	9.214958	10.561122	14.61%	5,848
2009	7.097840	9.214958	29.83%	4,391
2008	11.601646	7.097840	-38.82%	8,069
2007	10.559747	11.601646	9.87%	12,684
2006*	10.000000	10.559747	5.60%	3,229

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.695765	8.374559	-21.70%	84,719
2014	12.410031	10.695765	-13.81%	130,308
2013	10.117745	12.410031	22.66%	160,773
2012	9.777986	10.117745	3.47%	155,950
2011	10.439308	9.777986	-6.33%	175,140
2010	8.867305	10.439308	17.73%	225,740
2009	6.081720	8.867305	45.80%	280,753
2008	13.500848	6.081720	-54.95%	218,128
2007	9.383035	13.500848	43.89%	277,389
2006*	10.000000	9.383035	-6.17%	62,767
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	23.318282	22.096499	-5.24%	579,402
2014	21.723175	23.318282	7.34%	655,739
2013	17.175680	21.723175	26.48%	739,078
2012	14.834974	17.175680	15.78%	789,851
2011	14.886926	14.834974	-0.35%	903,911
2010	13.092259	14.886926	13.71%	1,114,441
2009	10.190835	13.092259	28.47%	1,307,220
2008	18.002932	10.190835	-43.39%	1,579,722
2007	17.968073	18.002932	0.19%	2,065,849
2006	15.144659	17.968073	18.64%	2,600,880
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	21.507384	22.747946	5.77%	496,253
2014	19.578164	21.507384	9.85%	517,472
2013	14.548704	19.578164	34.57%	554,983
2012	12.855879	14.548704	13.17%	617,652
2011	12.993343	12.855879	-1.06%	736,310
2010	10.600829	12.993343	22.57%	824,683
2009	8.372807	10.600829	26.61%	987,979
2008	16.060924	8.372807	-47.87%	1,232,076
2007	12.813873	16.060924	25.34%	1,563,356
2006	12.151083	12.813873	5.45%	1,749,896
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.550114	15.737377	-4.91%	290,846
2014	16.573026	16.550114	-0.14%	127,290
2013	15.843684	16.573026	4.60%	156,256
2012	14.043042	15.843684	12.82%	186,916
2011	13.676299	14.043042	2.68%	236,911
2010	12.165048	13.676299	12.42%	291,939
2009	8.563916	12.165048	42.05%	373,506
2008	11.567096	8.563916	-25.96%	432,182
2007	11.405362	11.567096	1.42%	607,521
2006	10.382924	11.405362	9.85%	1,486,098

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.550316	14.274250	-1.90%	320,074
2014	13.925749	14.550316	4.48%	361,469
2013	14.366349	13.925749	-3.07%	416,252
2012	13.748136	14.366349	4.50%	542,467
2011	12.979067	13.748136	5.93%	647,717
2010	12.199820	12.979067	6.39%	726,082
2009	10.674834	12.199820	14.29%	818,555
2008	11.178437	10.674834	-4.51%	519,198
2007	10.857668	11.178437	2.95%	350,720
2006	10.536126	10.857668	3.05%	315,622
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.687983	16.240435	-2.68%	135,542
2014	15.905133	16.687983	4.92%	156,699
2013	11.831501	15.905133	34.43%	210,628
2012	10.436160	11.831501	13.37%	222,728
2011	11.830540	10.436160	-11.79%	304,599
2010	9.303679	11.830540	27.16%	322,728
2009	6.725459	9.303679	38.34%	284,251
2008	11.253265	6.725459	-40.24%	262,245
2007	9.863182	11.253265	14.09%	327,147
2006*	10.000000	9.863182	-1.37%	249,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.225959	17.613290	2.25%	151,114
2014	18.984497	17.225959	-9.26%	83,110
2013	14.738062	18.984497	28.81%	93,662
2012	12.375401	14.738062	19.09%	108,380
2011	15.132512	12.375401	-18.22%	136,945
2010	13.555045	15.132512	11.64%	153,129
2009	10.850910	13.555045	24.92%	179,400
2008	19.565247	10.850910	-44.54%	207,920
2007	16.896770	19.565247	15.79%	255,347
2006	14.499246	16.896770	16.54%	295,835
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	22.854658	21.890605	-4.22%	18,116
2014	21.681259	22.854658	5.41%	23,000
2013	16.822770	21.681259	28.88%	28,223
2012	13.396840	16.822770	25.57%	31,669
2011	14.875465	13.396840	-9.94%	33,124
2010	11.906264	14.875465	24.94%	40,781
2009	7.656370	11.906264	55.51%	54,009
2008	15.872344	7.656370	-51.76%	51,592
2007	15.214228	15.872344	4.33%	90,482
2006	13.252038	15.214228	14.81%	117,172

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.748465	11.812893	-7.34%	44,773
2014	12.545987	12.748465	1.61%	52,301
2013	10.259562	12.545987	22.29%	44,687
2012	9.003906	10.259562	13.95%	13,783
2011	9.255758	9.003906	-2.72%	10,311
2010	8.496860	9.255758	8.93%	30,871
2009	6.602655	8.496860	28.69%	6,713
2008*	10.000000	6.602655	-33.97%	30,465
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.486773	14.221543	-8.17%	545,378
2014	14.983267	15.486773	3.36%	662,094
2013	13.309689	14.983267	12.57%	648,740
2012	11.958652	13.309689	11.30%	645,565
2011	11.821730	11.958652	1.16%	658,472
2010	10.619457	11.821730	11.32%	668,605
2009	7.926819	10.619457	33.97%	533,630
2008	11.405666	7.926819	-30.50%	599,687
2007	11.126930	11.405666	2.51%	682,436
2006*	10.000000	11.126930	11.27%	379,194
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.599338	14.273637	-8.50%	47,513
2014	15.699158	15.599338	-0.64%	61,987
2013	11.663216	15.699158	34.60%	80,258
2012	9.971622	11.663216	16.96%	96,919
2011	10.486815	9.971622	-4.91%	102,556
2010	8.277889	10.486815	26.68%	149,004
2009	6.487052	8.277889	27.61%	154,238
2008	9.802409	6.487052	-33.82%	245,245
2007	10.164026	9.802409	-3.56%	140,280
2006*	10.000000	10.164026	1.64%	123,976
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.353141	7.429355	-20.57%	50,308
2014*	10.000000	9.353141	-6.47%	46,882
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.664341	8.004571	-7.61%	48,219
2014*	10.000000	8.664341	-13.36%	66,264
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	10.004307	9.458763	-5.45%	429,712
2014*	10.000000	10.004307	0.04%	504,214
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.252727	10.316974	0.63%	6,255
2014	9.915253	10.252727	3.40%	6,921
2013*	10.000000	9.915253	-0.85%	557

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.247788	14.745481	3.49%	10,036
2014	13.331810	14.247788	6.87%	3,868
2013	9.652441	13.331810	38.12%	8,741
2012*	10.000000	9.652441	-3.48%	2,839
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.996975	13.973084	-0.17%	8,877
2014	13.155112	13.996975	6.40%	7,644
2013	9.747086	13.155112	34.96%	10,323
2012*	10.000000	9.747086	-2.53%	9,026
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	29.286860	26.520300	-9.45%	95,395
2014	31.290052	29.286860	-6.40%	123,870
2013	25.309292	31.290052	23.63%	142,116
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.792716	-2.07%	13,679
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	15.243046	16.857910	10.59%	236,840
2014	14.223755	15.243046	7.17%	252,878
2013	10.999236	14.223755	29.32%	273,281
2012	8.988590	10.999236	22.37%	355,948
2011	9.776182	8.988590	-8.06%	430,134
2010	9.292757	9.776182	5.20%	644,835
2009	6.441522	9.292757	44.26%	782,979
2008	11.707458	6.441522	-44.98%	868,601
2007	8.673028	11.707458	34.99%	875,530
2006	8.044709	8.673028	7.81%	954,051
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.731925	7.994023	3.39%	216,021
2014	7.156853	7.731925	8.04%	170,222
2013	5.350251	7.156853	33.77%	183,319
2012	4.545048	5.350251	17.72%	183,554
2011	5.036169	4.545048	-9.75%	128,883
2010	4.097605	5.036169	22.91%	141,750
2009	2.643381	4.097605	55.01%	253,456
2008	4.775364	2.643381	-44.65%	287,640
2007	3.971844	4.775364	20.23%	348,257
2006	3.728118	3.971844	6.54%	436,999

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.777784	11.512917	-9.90%	295,659
2014	14.713550	12.777784	-13.16%	340,226
2013	13.031196	14.713550	12.91%	439,317
2012	11.653771	13.031196	11.82%	550,341
2011	17.432478	11.653771	-33.15%	273,321
2010	14.113259	17.432478	23.52%	319,689
2009	7.977040	14.113259	76.92%	383,247
2008	16.901767	7.977040	-52.80%	429,222
2007	13.363752	16.901767	26.47%	595,755
2006	9.224320	13.363752	44.88%	760,515
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.827966	24.840435	-3.82%	99,583
2014	22.710707	25.827966	13.73%	92,885
2013	17.374326	22.710707	30.71%	81,119
2012	14.608992	17.374326	18.93%	104,298
2011	14.473302	14.608992	0.94%	74,140
2010	11.865912	14.473302	21.97%	105,570
2009	9.479322	11.865912	25.18%	103,134
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.459663	7.471650	-21.02%	3,784
2014*	10.000000	9.459663	-5.40%	11,990
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	17.073973	16.711524	-2.12%	204,181
2014	15.681467	17.073973	8.88%	264,908
2013	11.705286	15.681467	33.97%	302,956
2012	10.223967	11.705286	14.49%	308,209
2011	10.396378	10.223967	-1.66%	344,828
2010	9.461369	10.396378	9.88%	385,350
2009	7.820481	9.461369	20.98%	434,295
2008	11.769084	7.820481	-33.55%	440,579
2007	11.072036	11.769084	6.30%	329,513
2006*	10.000000	11.072036	10.72%	260,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	15.065684	15.825647	5.04%	130,626
2014	15.077883	15.065684	-0.08%	145,166
2013	11.956778	15.077883	26.10%	113,224
2012	10.439213	11.956778	14.54%	37,190
2011	10.756923	10.439213	-2.95%	38,505
2010*	10.000000	10.756923	7.57%	3,212

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.923961	21.680514	-5.42%	424,343
2014	20.511545	22.923961	11.76%	470,565
2013	15.739785	20.511545	30.32%	511,159
2012	13.894150	15.739785	13.28%	612,879
2011	13.972200	13.894150	-0.56%	715,566
2010	12.463678	13.972200	12.10%	889,671
2009*	10.000000	12.463678	24.64%	7,237
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.811017	14.777298	-0.23%	385,471
2014	14.278344	14.811017	3.73%	389,134
2013	11.722228	14.278344	21.81%	391,727
2012	10.253438	11.722228	14.32%	317,710
2011	10.282176	10.253438	-0.28%	286,849
2010	9.290525	10.282176	10.67%	323,034
2009	7.619334	9.290525	21.93%	374,691
2008	10.981885	7.619334	-30.62%	425,422
2007	10.472825	10.981885	4.86%	499,797
2006*	10.000000	10.472825	4.73%	205,647
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.885924	11.716163	-1.43%	249,611
2014	11.459768	11.885924	3.72%	238,733
2013	11.905379	11.459768	-3.74%	257,986
2012	11.480144	11.905379	3.70%	322,671
2011	10.990144	11.480144	4.46%	390,021
2010	10.494946	10.990144	4.72%	526,644
2009	9.471637	10.494946	10.80%	608,123
2008	10.636755	9.471637	-10.95%	657,340
2007	10.454871	10.636755	1.74%	776,207
2006*	10.000000	10.454871	4.55%	144,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.665392	16.490098	5.26%	153,621
2014	15.569850	15.665392	0.61%	153,054
2013	12.250255	15.569850	27.10%	171,099
2012	10.156210	12.250255	20.62%	160,099
2011	11.334491	10.156210	-10.40%	185,735
2010	10.307303	11.334491	9.97%	227,957
2009	7.367390	10.307303	39.90%	266,221
2008	12.152287	7.367390	-39.37%	262,267
2007	10.755666	12.152287	12.98%	256,462
2006*	10.000000	10.755666	7.56%	225,261

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.980441	15.751944	5.15%	141,577
2014	14.030568	14.980441	6.77%	140,525
2013	10.956614	14.030568	28.06%	220,810
2012	9.446186	10.956614	15.99%	249,562
2011	10.030959	9.446186	-5.83%	313,523
2010	8.589921	10.030959	16.78%	401,681
2009	6.264678	8.589921	37.12%	418,260
2008	11.366340	6.264678	-44.88%	301,663
2007	10.281776	11.366340	10.55%	303,225
2006*	10.000000	10.281776	2.82%	160,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.587356	13.570176	-0.13%	138,724
2014	12.476372	13.587356	8.90%	142,915
2013	9.496885	12.476372	31.37%	121,932
2012	8.211406	9.496885	15.65%	123,337
2011	8.500979	8.211406	-3.41%	142,163
2010	7.753245	8.500979	9.64%	147,236
2009	6.004590	7.753245	29.12%	136,515
2008	9.812784	6.004590	-38.81%	131,095
2007*	10.000000	9.812784	-1.87%	85,350
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	21.645744	20.828388	-3.78%	133,628
2014	21.363795	21.645744	1.32%	158,624
2013	20.195022	21.363795	5.79%	69,285
2012	17.843468	20.195022	13.18%	100,776
2011	17.395585	17.843468	2.57%	119,714
2010	15.559975	17.395585	11.80%	138,725
2009	10.787009	15.559975	44.25%	173,402
2008	15.161801	10.787009	-28.85%	224,912
2007	14.880516	15.161801	1.89%	269,821
2006	13.616913	14.880516	9.28%	378,655
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	20.074243	18.584062	-7.42%	78,461
2014	18.611689	20.074243	7.86%	86,053
2013	13.887973	18.611689	34.01%	103,990
2012	11.866032	13.887973	17.04%	75,220
2011	12.295754	11.866032	-3.49%	80,602
2010	10.749552	12.295754	14.38%	101,577
2009	8.463794	10.749552	27.01%	131,911
2008	13.596107	8.463794	-37.75%	180,028
2007	14.074146	13.596107	-3.40%	321,678
2006	12.289836	14.074146	14.52%	310,960
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.181186	-8.19%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.380040	-6.20%	2,317

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.397681	13.093989	-2.27%	225,377
2014	12.720883	13.397681	5.32%	267,746
2013	8.952411	12.720883	42.09%	316,789
2012	7.748625	8.952411	15.54%	413,022
2011	8.873553	7.748625	-12.68%	476,840
2010	7.768792	8.873553	14.22%	650,284
2009	5.140642	7.768792	51.12%	818,512
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.352951	15.119595	-1.52%	30,825
2014	14.049768	15.352951	9.28%	26,936
2013	10.247697	14.049768	37.10%	29,516
2012	9.302740	10.247697	10.16%	30,113
2011	9.724722	9.302740	-4.34%	33,660
2010	7.964638	9.724722	22.10%	8,031
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	7,013
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.929453	12.550261	-2.93%	3,768
2014	12.523331	12.929453	3.24%	466
2013	9.789829	12.523331	27.92%	2,315
2012	8.530964	9.789829	14.76%	2,273
2011	9.222635	8.530964	-7.50%	1,841
2010	8.120150	9.222635	13.58%	1,841
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	69,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.776593	12.489561	-2.25%	71,190
2014	12.398930	12.776593	3.05%	62,740
2013	10.945235	12.398930	13.28%	52,372
2012	9.975148	10.945235	9.73%	49,661
2011	10.233697	9.975148	-2.53%	66,936
2010	9.381701	10.233697	9.08%	100,840
2009	7.924860	9.381701	18.38%	114,196
2008*	10.000000	7.924860	-20.75%	136,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.020707	12.693535	-2.51%	14,805
2014	12.587557	13.020707	3.44%	12,526
2013	10.507937	12.587557	19.79%	11,488
2012	9.359029	10.507937	12.28%	34,996
2011	9.810720	9.359029	-4.60%	52,772
2010	8.835230	9.810720	11.04%	44,654
2009	7.202203	8.835230	22.67%	28,166
2008*	10.000000	7.202203	-27.98%	34,678

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	12.045260	11.813376	-1.93%	71,098
2014	11.797908	12.045260	2.10%	74,251
2013	11.379856	11.797908	3.67%	58,264
2012	10.714917	11.379856	6.21%	87,034
2011	10.693892	10.714917	0.20%	106,261
2010	10.134560	10.693892	5.52%	184,671
2009	9.075933	10.134560	11.66%	184,192
2008*	10.000000	9.075933	-9.24%	4,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.945078	10.349399	-5.44%	0
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.949995	10.291004	-6.02%	0
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.911961	12.621042	-2.25%	95,792
2014	12.497626	12.911961	3.32%	112,401
2013	10.737610	12.497626	16.39%	122,683
2012	9.671916	10.737610	11.02%	170,819
2011	10.022954	9.671916	-3.50%	300,813
2010	9.108906	10.022954	10.03%	311,181
2009	7.560267	9.108906	20.48%	262,786
2008*	10.000000	7.560267	-24.40%	182,549
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.950251	12.601942	-2.69%	18,082
2014	12.535692	12.950251	3.31%	45,375
2013	10.209409	12.535692	22.79%	43,133
2012	9.018302	10.209409	13.21%	52,987
2011	9.574904	9.018302	-5.81%	57,309
2010	8.552690	9.574904	11.95%	98,727
2009	6.838895	8.552690	25.06%	61,368
2008*	10.000000	6.838895	-31.61%	128,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.594251	12.310589	-2.25%	82,644
2014	12.247258	12.594251	2.83%	82,483
2013	11.143623	12.247258	9.90%	97,214
2012	10.249814	11.143623	8.72%	113,564
2011	10.402177	10.249814	-1.46%	111,060
2010	9.656186	10.402177	7.73%	106,283
2009	8.305104	9.656186	16.27%	106,046
2008*	10.000000	8.305104	-16.95%	46,092

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.648693	12.406906	-1.91%	87,962
2014	12.186274	12.648693	3.79%	106,363
2013	12.574661	12.186274	-3.09%	65,571
2012	11.811888	12.574661	6.46%	155,133
2011	11.215326	11.811888	5.32%	98,431
2010	10.603308	11.215326	5.77%	82,463
2009	9.865476	10.603308	7.48%	15,758
2008*	10.000000	9.865476	-1.35%	1,740
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.458526	13.228253	-1.71%	47,419
2014	12.987966	13.458526	3.62%	50,169
2013	13.420672	12.987966	-3.22%	59,757
2012	12.681415	13.420672	5.83%	107,653
2011	12.103098	12.681415	4.78%	114,966
2010	11.330708	12.103098	6.82%	32,378
2009	9.849433	11.330708	15.04%	24,793
2008*	10.000000	9.849433	-1.51%	2,795
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	21.560674	17.894432	-17.00%	49,568
2014	23.094243	21.560674	-6.64%	68,483
2013	23.201731	23.094243	-0.46%	87
2012	20.034657	23.201731	15.81%	87
2011	26.122563	20.034657	-23.31%	87
2010	22.758326	26.122563	14.78%	211
2009	14.104539	22.758326	61.35%	984
2008	33.799667	14.104539	-58.27%	1,520
2007	23.500696	33.799667	43.82%	1,625
2006	17.397252	23.500696	35.08%	1,696
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	16.985562	16.763486	-1.31%	397,858
2014	16.440683	16.985562	3.31%	461,459
2013	17.343752	16.440683	-5.21%	525,482
2012	17.034217	17.343752	1.82%	703,049
2011	16.074348	17.034217	5.97%	801,670
2010	15.527093	16.074348	3.52%	921,973
2009	15.304243	15.527093	1.46%	1,067,808
2008	14.380053	15.304243	6.43%	1,587,917
2007	13.583305	14.380053	5.87%	1,674,663
2006	13.303332	13.583305	2.10%	1,905,194

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.948266	13.359592	-4.22%	160,879
2014	14.181278	13.948266	-1.64%	156,063
2013	12.181234	14.181278	16.42%	18,402
2012	10.664936	12.181234	14.22%	22,242
2011	11.962338	10.664936	-10.85%	23,735
2010	10.687119	11.962338	11.93%	1,147
2009	8.338511	10.687119	28.17%	1,147
2008	15.645882	8.338511	-46.70%	1,147
2007	12.455693	15.645882	25.61%	1,411
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.929175	9.673775	-2.57%	15,510
2014	10.712643	9.929175	-7.31%	19,451
2013	8.960091	10.712643	19.56%	17,371
2012	7.671954	8.960091	16.79%	12,395
2011	8.909825	7.671954	-13.89%	14,622
2010	8.396757	8.909825	6.11%	15,666
2009	6.608175	8.396757	27.07%	15,649
2008	11.752968	6.608175	-43.77%	11,260
2007	10.875421	11.752968	8.07%	20,174
2006*	10.000000	10.875421	8.75%	5,777
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.621159	19.192205	-2.19%	36,635
2014	18.916416	19.621159	3.73%	39,048
2013	15.046368	18.916416	25.72%	47,891
2012	13.139880	15.046368	14.51%	66,208
2011	13.843384	13.139880	-5.08%	89,433
2010	12.223295	13.843384	13.25%	122,644
2009	9.725789	12.223295	25.68%	143,175
2008	15.586769	9.725789	-37.60%	172,321
2007	14.889933	15.586769	4.68%	116,748
2006	12.895102	14.889933	15.47%	216,197
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.626845	15.412504	-1.37%	35,339
2014	15.123207	15.626845	3.33%	30,363
2013	13.495265	15.123207	12.06%	34,356
2012	12.487474	13.495265	8.07%	29,819
2011	12.527985	12.487474	-0.32%	9,284
2010	11.546847	12.527985	8.50%	2,580
2009*	10.000000	11.546847	15.47%	2,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.850910	17.542888	-1.73%	4,300
2014	17.172696	17.850910	3.95%	4,591
2013	14.545637	17.172696	18.06%	6,859
2012	13.116007	14.545637	10.90%	2,801
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.362461	14.227679	-0.94%	238,082
2014	13.992546	14.362461	2.64%	255,407
2013	13.509738	13.992546	3.57%	247,998
2012	13.001322	13.509738	3.91%	322,441
2011	12.784205	13.001322	1.70%	312,332
2010	12.219414	12.784205	4.62%	360,850
2009	11.337840	12.219414	7.78%	422,236
2008	12.211001	11.337840	-7.15%	338,577
2007	11.728967	12.211001	4.11%	308,249
2006	11.181789	11.728967	4.89%	408,314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.811519	10.259308	-5.11%	865
2014	10.756350	10.811519	0.51%	865
2013*	10.000000	10.756350	7.56%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.573602	17.304614	-1.53%	566,603
2014	16.910871	17.573602	3.92%	719,957
2013	14.676003	16.910871	15.23%	774,578
2012	13.405294	14.676003	9.48%	760,074
2011	13.573262	13.405294	-1.24%	761,592
2010	12.386263	13.573262	9.58%	890,230
2009	10.523064	12.386263	17.71%	1,029,148
2008	13.867663	10.523064	-24.12%	864,011
2007	13.285144	13.867663	4.38%	899,262
2006	12.075166	13.285144	10.02%	1,127,049
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.914861	18.551498	-1.92%	165,659
2014	18.240405	18.914861	3.70%	213,977
2013	15.086021	18.240405	20.91%	213,978
2012	13.422684	15.086021	12.39%	244,031
2011	13.880562	13.422684	-3.30%	270,563
2010	12.451067	13.880562	11.48%	330,164
2009	10.131069	12.451067	22.90%	352,068
2008	14.945964	10.131069	-32.22%	409,812
2007	14.251945	14.945964	4.87%	528,523
2006	12.593401	14.251945	13.17%	513,363

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.244570	16.044730	-1.23%	234,187
2014	15.697880	16.244570	3.48%	231,752
2013	14.379415	15.697880	9.17%	238,838
2012	13.471382	14.379415	6.74%	220,773
2011	13.359130	13.471382	0.84%	241,065
2010	12.460165	13.359130	7.21%	263,444
2009	11.008504	12.460165	13.19%	350,449
2008	13.115336	11.008504	-16.06%	430,796
2007	12.540694	13.115336	4.58%	500,257
2006	11.706575	12.540694	7.13%	549,827
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.900968	23.778499	3.83%	811,907
2014	21.304365	22.900968	7.49%	919,639
2013	15.773594	21.304365	35.06%	1,074,302
2012	13.452045	15.773594	17.26%	1,297,851
2011	13.926167	13.452045	-3.40%	1,533,634
2010	12.955200	13.926167	7.49%	2,124,785
2009*	10.000000	12.955200	29.55%	4,096
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.145777	10.038220	-1.06%	0
2014*	10.000000	10.145777	1.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	44.403887	42.759249	-3.70%	139,368
2014	41.073881	44.403887	8.11%	151,616
2013	31.246287	41.073881	31.45%	162,230
2012	26.922495	31.246287	16.06%	173,299
2011	27.960209	26.922495	-3.71%	202,310
2010	22.424067	27.960209	24.69%	268,793
2009	16.596330	22.424067	35.11%	301,649
2008	26.438587	16.596330	-37.23%	394,750
2007	24.880577	26.438587	6.26%	415,506
2006	22.915733	24.880577	8.57%	674,837
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	11.333659	11.197655	-1.20%	3,627,675
2014	11.471311	11.333659	-1.20%	3,698,721
2013	11.610641	11.471311	-1.20%	1,652,592
2012	11.752046	11.610641	-1.20%	1,574,838
2011	11.894382	11.752046	-1.20%	1,929,217
2010	12.038832	11.894382	-1.20%	1,799,778
2009	12.179942	12.038832	-1.16%	2,397,928
2008	12.079795	12.179942	0.83%	4,218,312
2007	11.668105	12.079795	3.53%	4,728,112
2006	11.297619	11.668105	3.28%	2,927,858

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	19.180985	18.403075	-4.06%	275,736
2014	18.688167	19.180985	2.64%	306,483
2013	19.130243	18.688167	-2.31%	312,673
2012	17.250057	19.130243	10.90%	354,891
2011	16.541368	17.250057	4.28%	336,414
2010	15.139348	16.541368	9.26%	378,307
2009	12.319676	15.139348	22.89%	528,020
2008	15.076201	12.319676	-18.28%	546,463
2007	14.585737	15.076201	3.36%	783,112
2006	14.081135	14.585737	3.58%	766,664
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	18.277013	17.968962	-1.69%	162,012
2014	18.687409	18.277013	-2.20%	182,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.032827	8.467549	-6.26%	115,687
2014*	10.000000	9.032827	-9.67%	132,845
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.798219	15.122761	2.19%	71,696
2014	13.562588	14.798219	9.11%	75,934
2013	10.187900	13.562588	33.12%	105,590
2012	8.862484	10.187900	14.96%	120,788
2011	9.238387	8.862484	-4.07%	133,369
2010	8.094976	9.238387	14.12%	225,372
2009	6.313352	8.094976	28.22%	51,666
2008*	10.000000	6.313352	-36.87%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.505402	15.793467	-4.31%	22,304
2014	15.115965	16.505402	9.19%	27,778
2013	11.296246	15.115965	33.81%	25,573
2012	9.705248	11.296246	16.39%	35,974
2011	10.431033	9.705248	-6.96%	45,438
2010*	10.000000	10.431033	4.31%	85,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.831759	13.196162	-4.60%	10,155
2014	12.698969	13.831759	8.92%	10,523
2013	9.518933	12.698969	33.41%	10,523
2012	8.193456	9.518933	16.18%	10,523
2011	8.830785	8.193456	-7.22%	11,465
2010	7.927560	8.830785	11.39%	11,836
2009	6.297572	7.927560	25.88%	17,082
2008*	10.000000	6.297572	-37.02%	1,730

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.858251	14.652782	-1.38%	52,104
2014	14.455442	14.858251	2.79%	60,637
2013	10.530030	14.455442	37.28%	69,327
2012	9.275768	10.530030	13.52%	93,102
2011	9.802822	9.275768	-5.38%	110,278
2010	7.823609	9.802822	25.30%	126,378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.599000	14.373958	-1.54%	196,143
2014	14.246386	14.599000	2.48%	240,262
2013	10.403142	14.246386	36.94%	274,218
2012	9.184736	10.403142	13.27%	289,888
2011	9.729110	9.184736	-5.60%	328,426
2010	7.786307	9.729110	24.95%	466,294
2009	6.219739	7.786307	25.19%	580,191
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.560003	16.848653	-4.05%	319,401
2014	15.188249	17.560003	15.62%	350,381
2013	11.330294	15.188249	34.05%	366,626
2012	9.857019	11.330294	14.95%	407,154
2011	10.213593	9.857019	-3.49%	440,078
2010	8.641112	10.213593	18.20%	519,492
2009	6.703532	8.641112	28.90%	637,675
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	22.595899	22.493548	-0.45%	58,962
2014	22.244920	22.595899	1.58%	61,944
2013	15.603980	22.244920	42.56%	71,161
2012	13.922999	15.603980	12.07%	79,900
2011	14.183713	13.922999	-1.84%	89,878
2010	11.443667	14.183713	23.94%	125,289
2009	9.087220	11.443667	25.93%	151,634
2008	17.166371	9.087220	-47.06%	169,747
2007	15.832320	17.166371	8.43%	193,255
2006	15.526190	15.832320	1.97%	237,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	53.159643	49.358576	-7.15%	88,897
2014	50.274961	53.159643	5.74%	106,944
2013	36.242979	50.274961	38.72%	120,259
2012	30.457117	36.242979	19.00%	143,311
2011	32.472819	30.457117	-6.21%	168,931
2010	25.960286	32.472819	25.09%	189,350
2009	20.818097	25.960286	24.70%	220,628
2008	31.056789	20.818097	-32.97%	303,460
2007	33.763890	31.056789	-8.02%	404,174
2006	29.134444	33.763890	15.89%	578,547

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	41.791428	40.614743	-2.82%	142,389
2014	41.957017	41.791428	-0.39%	147,772
2013	30.137923	41.957017	39.22%	174,796
2012	26.410500	30.137923	14.11%	202,043
2011	28.304046	26.410500	-6.69%	234,148
2010	22.859607	28.304046	23.82%	291,043
2009	17.176615	22.859607	33.09%	375,098
2008	28.126986	17.176615	-38.93%	473,153
2007	27.876127	28.126986	0.90%	589,402
2006	25.182239	27.876127	10.70%	745,503
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	19.635288	19.581125	-0.28%	200,943
2014	17.721044	19.635288	10.80%	235,566
2013	13.681120	17.721044	29.53%	258,568
2012	12.124275	13.681120	12.84%	231,635
2011	12.206686	12.124275	-0.68%	251,082
2010	10.890161	12.206686	12.09%	278,547
2009	8.741250	10.890161	24.58%	276,565
2008	15.138387	8.741250	-42.26%	340,712
2007	14.164409	15.138387	6.88%	468,647
2006	12.616582	14.164409	12.27%	530,479
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.532431	13.588828	-6.49%	410,186
2014	11.412418	14.532431	27.34%	443,453
2013	11.209667	11.412418	1.81%	441,688
2012	9.799163	11.209667	14.39%	461,317
2011	9.312555	9.799163	5.23%	497,287
2010	7.240299	9.312555	28.62%	560,185
2009	5.601154	7.240299	29.26%	702,064
2008*	10.000000	5.601154	-43.99%	29,298
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.078829	13.043723	-0.27%	91,744
2014	11.706766	13.078829	11.72%	71,518
2013*	10.000000	11.706766	17.07%	7,400
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.617677	10.454496	-1.54%	69,938
2014	10.693812	10.617677	-0.71%	73,855
2013	10.812296	10.693812	-1.10%	107,188
2012	10.571451	10.812296	2.28%	75,444
2011	10.562393	10.571451	0.09%	118,358
2010	10.438093	10.562393	1.19%	287,637
2009	9.863610	10.438093	5.82%	321,518
2008*	10.000000	9.863610	-1.36%	43,502

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.992859	12.210246	-6.02%	16,952
2014	12.578175	12.992859	3.30%	8,954
2013*	10.000000	12.578175	25.78%	9,243
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.951670	14.195691	-5.06%	6,493
2014	16.475527	14.951670	-9.25%	5,372
2013	13.885408	16.475527	18.65%	8,760
2012	11.754706	13.885408	18.13%	8,559
2011	13.585442	11.754706	-13.48%	10,088
2010	12.929827	13.585442	5.07%	10,120
2009*	10.000000	12.929827	29.30%	5,981
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.581718	-4.18%	2,574
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.741356	10.631953	-1.02%	494,076
2014	10.805900	10.741356	-0.60%	507,763
2013	10.870093	10.805900	-0.59%	566,550
2012	10.518068	10.870093	3.35%	369,909
2011	10.614801	10.518068	-0.91%	401,245
2010	10.204416	10.614801	4.02%	522,553
2009	9.113768	10.204416	11.97%	517,015
2008	10.655363	9.113768	-14.47%	474,409
2007	10.294293	10.655363	3.51%	985,053
2006	9.998849	10.294293	2.95%	1,137,130
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.904006	20.557399	-1.66%	89,973
2014	19.167918	20.904006	9.06%	117,649
2013	14.098972	19.167918	35.95%	128,546
2012	12.858771	14.098972	9.64%	137,264
2011	13.428283	12.858771	-4.24%	169,880
2010	11.062852	13.428283	21.38%	184,785
2009	8.519760	11.062852	29.85%	23,859
2008	14.240089	8.519760	-40.17%	23,062
2007	13.394228	14.240089	6.32%	96,060
2006	11.922729	13.394228	12.34%	37,665
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	23.306126	24.547611	5.33%	74,306
2014	22.299357	23.306126	4.51%	69,158
2013	16.597563	22.299357	34.35%	85,870
2012	14.426823	16.597563	15.05%	97,296
2011	14.443430	14.426823	-0.11%	120,678
2010	11.468790	14.443430	25.94%	143,851
2009	8.753721	11.468790	31.02%	157,386
2008	17.395944	8.753721	-49.68%	192,665
2007	16.559762	17.395944	5.05%	228,261
2006	16.279198	16.559762	1.72%	287,819

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.848412	19.356705	2.70%	551,725
2014	18.649840	18.848412	1.06%	597,258
2013	14.827379	18.649840	25.78%	251,487
2012	12.376095	14.827379	19.81%	319,982
2011	13.658449	12.376095	-9.39%	372,391
2010	11.921033	13.658449	14.57%	478,131
2009	8.632507	11.921033	38.09%	576,880
2008	14.608429	8.632507	-40.91%	714,971
2007	13.907967	14.608429	5.04%	899,289
2006	11.960386	13.907967	16.28%	1,078,241
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.183059	9.833433	-3.43%	71,589
2014	10.022240	10.183059	1.60%	95,911
2013	10.157406	10.022240	-1.33%	73,523
2012*	10.000000	10.157406	1.57%	7,806
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.040141	9.209072	1.87%	2,194
2014*	10.000000	9.040141	-9.60%	2,415
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	22.375891	22.843182	2.09%	181,723
2014	20.457971	22.375891	9.37%	236,253
2013	15.713605	20.457971	30.19%	257,059
2012	13.608873	15.713605	15.47%	291,051
2011	13.775808	13.608873	-1.21%	333,709
2010	12.008692	13.775808	14.72%	407,854
2009	9.474608	12.008692	26.75%	484,154
2008	15.585693	9.474608	-39.21%	602,824
2007	15.107682	15.585693	3.16%	804,008
2006	13.293323	15.107682	13.65%	972,356
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	17.217537	16.007412	-7.03%	74,452
2014	15.568754	17.217537	10.59%	79,720
2013	11.174456	15.568754	39.32%	73,595
2012	9.586203	11.174456	16.57%	39,129
2011	9.921909	9.586203	-3.38%	55,283
2010	8.137614	9.921909	21.93%	84,128
2009	6.003438	8.137614	35.55%	110,836
2008	9.773861	6.003438	-38.58%	85,657
2007	10.014381	9.773861	-2.40%	90,730
2006*	10.000000	10.014381	0.14%	55,793
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.707524	9.364189	-3.54%	4,509
2014*	10.000000	9.707524	-2.92%	3,886

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.975670	10.982981	-8.29%	36,617
2014	12.084754	11.975670	-0.90%	46,245
2013	13.091230	12.084754	-7.69%	54,899
2012	12.591802	13.091230	3.97%	64,336
2011	11.754996	12.591802	7.12%	67,708
2010	10.878232	11.754996	8.06%	85,850
2009*	10.000000	10.878232	8.78%	48,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.650049	11.534283	-0.99%	676,660
2014	11.703976	11.650049	-0.46%	775,360
2013	11.873704	11.703976	-1.43%	833,117
2012	11.364804	11.873704	4.48%	813,913
2011	11.387689	11.364804	-0.20%	743,484
2010	10.957755	11.387689	3.92%	481,227
2009*	10.000000	10.957755	9.58%	270,515
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.715698	31.909083	11.12%	117,363
2014	22.148664	28.715698	29.65%	108,875
2013	14.894138	22.148664	48.71%	111,878
2012	11.508013	14.894138	29.42%	60,400
2011	10.551642	11.508013	9.06%	37,755
2010*	10.000000	10.551642	5.52%	15,277
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	13.077949	12.836884	-1.84%	20,241
2014	12.272752	13.077949	6.56%	15,159
2013	12.461315	12.272752	-1.51%	15,863
2012	11.525043	12.461315	8.12%	23,322
2011	11.041085	11.525043	4.38%	43,684
2010	10.429972	11.041085	5.86%	26,969
2009	9.628030	10.429972	8.33%	26,726
2008	10.852448	9.628030	-11.28%	37,910
2007	10.416914	10.852448	4.18%	87,669
2006*	10.000000	10.416914	4.17%	7,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	43.755548	42.748180	-2.30%	7,960
2014	43.027363	43.755548	1.69%	8,651
2013	47.725912	43.027363	-9.84%	9,848
2012	40.951512	47.725912	16.54%	10,273
2011	38.724157	40.951512	5.75%	10,967
2010	35.714045	38.724157	8.43%	15,705
2009	27.761196	35.714045	28.65%	18,949
2008	33.047924	27.761196	-16.00%	25,767
2007	31.400371	33.047924	5.25%	34,221
2006	28.681058	31.400371	9.48%	46,734
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.231434	-17.69%	340

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	55.780242	47.399393	-15.02%	32,160
2014	56.692978	55.780242	-1.61%	34,726
2013	51.224224	56.692978	10.68%	37,012
2012	39.941803	51.224224	28.25%	55,196
2011	54.437435	39.941803	-26.63%	20,268
2010	43.438941	54.437435	25.32%	21,830
2009	20.624175	43.438941	110.62%	25,163
2008	59.271173	20.624175	-65.20%	28,439
2007	43.595964	59.271173	35.96%	37,353
2006	31.631833	43.595964	37.82%	61,195
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	42.789066	28.135256	-34.25%	37,338
2014	53.536619	42.789066	-20.08%	43,509
2013	49.022812	53.536619	9.21%	53,879
2012	47.994516	49.022812	2.14%	72,929
2011	58.141223	47.994516	-17.45%	19,022
2010	45.534579	58.141223	27.69%	21,918
2009	29.255507	45.534579	55.64%	23,780
2008	54.963626	29.255507	-46.77%	25,550
2007	38.274579	54.963626	43.60%	47,018
2006	31.116907	38.274579	23.00%	85,008
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.376393	5.492918	-34.42%	35,210
2014	10.511920	8.376393	-20.32%	47,950
2013	9.646448	10.511920	8.97%	42,503
2012*	10.000000	9.646448	-3.54%	13,990
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.710466	22.750669	-4.05%	20,279
2014	24.457696	23.710466	-3.06%	20,983
2013	16.477775	24.457696	48.43%	37,338
2012	15.461387	16.477775	6.57%	20,066
2011	16.402783	15.461387	-5.74%	26,492
2010	13.095791	16.402783	25.25%	55,418
2009*	10.000000	13.095791	30.96%	64,154

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	16.803131	15.640341	-6.92%	2,614
2014	15.626494	16.803131	7.53%	2,877
2013	11.503040	15.626494	35.85%	2,313
2012	9.837919	11.503040	16.93%	6,876
2011	10.907709	9.837919	-9.81%	4,204
2010	8.730018	10.907709	24.94%	4,673
2009	6.200164	8.730018	40.80%	4,717
2008*	10.000000	6.200164	-38.00%	4,602
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.702115	13.190196	-3.74%	30,827
2014	13.439128	13.702115	1.96%	42,956
2013	14.877682	13.439128	-9.67%	56,676
2012	14.037333	14.877682	5.99%	88,942
2011	12.726928	14.037333	10.30%	97,458
2010	12.266583	12.726928	3.75%	150,695
2009	11.276296	12.266583	8.78%	194,161
2008	11.609253	11.276296	-2.87%	136,949
2007	10.743037	11.609253	8.06%	66,853
2006	10.714080	10.743037	0.27%	74,100
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	22.413965	20.879140	-6.85%	69,802
2014	20.185314	22.413965	11.04%	82,567
2013	15.057322	20.185314	34.06%	86,046
2012	13.295726	15.057322	13.25%	92,281
2011	13.063929	13.295726	1.77%	107,226
2010	11.595507	13.063929	12.66%	119,785
2009	9.947974	11.595507	16.56%	124,430
2008	15.408481	9.947974	-35.44%	156,483
2007	15.623076	15.408481	-1.37%	177,767
2006	13.518310	15.623076	15.57%	190,624
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.957197	19.415521	-2.71%	12,605
2014	17.367728	19.957197	14.91%	13,609
2013	13.523682	17.367728	28.42%	16,595
2012	11.778949	13.523682	14.81%	17,428
2011	12.017122	11.778949	-1.98%	17,387
2010	10.209581	12.017122	17.70%	10,960
2009	7.960349	10.209581	28.26%	14,868
2008	10.661044	7.960349	-25.33%	14,997
2007	11.057147	10.661044	-3.58%	18,770
2006*	10.000000	11.057147	10.57%	17,907

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.338093	14.987145	-2.29%	71,167
2014	15.245537	15.338093	0.61%	79,630
2013	13.500145	15.245537	12.93%	113,991
2012	12.438632	13.500145	8.53%	98,625
2011	13.078195	12.438632	-4.89%	96,049
2010	12.072012	13.078195	8.33%	65,476
2009*	10.000000	12.072012	20.72%	21,048
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.220316	-7.80%	473
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.795436	-2.05%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.754025	11.774721	-7.68%	17,619
2014	12.234599	12.754025	4.25%	18,838
2013*	10.000000	12.234599	22.35%	16,971
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.889543	10.477534	-3.78%	2,072
2014*	10.000000	10.889543	8.90%	2,072
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.905780	24.009353	-3.60%	16,300
2014	24.004434	24.905780	3.75%	18,107
2013	17.283516	24.004434	38.89%	24,270
2012	15.129971	17.283516	14.23%	19,746
2011	15.243060	15.129971	-0.74%	21,053
2010	12.273737	15.243060	24.19%	33,866
2009	9.946220	12.273737	23.40%	38,678
2008	14.586751	9.946220	-31.81%	40,136
2007	14.877364	14.586751	-1.95%	52,301
2006	13.174239	14.877364	12.93%	63,306
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.642529	17.812340	-4.45%	17,852
2014	16.648396	18.642529	11.98%	22,606
2013	12.555514	16.648396	32.60%	29,915
2012	11.360823	12.555514	10.52%	32,392
2011	11.407346	11.360823	-0.41%	35,939
2010	10.066125	11.407346	13.32%	36,586
2009	7.624873	10.066125	32.02%	40,903
2008	11.781058	7.624873	-35.28%	45,499
2007	11.074843	11.781058	6.38%	53,647
2006	10.274954	11.074843	7.78%	108,499

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	21.772004	21.726869	-0.21%	252,734
2014	19.447990	21.772004	11.95%	264,468
2013	14.924177	19.447990	30.31%	295,858
2012	13.065050	14.924177	14.23%	334,797
2011	12.992814	13.065050	0.56%	394,678
2010	11.462933	12.992814	13.35%	448,562
2009	9.192999	11.462933	24.69%	526,181
2008	14.817894	9.192999	-37.96%	758,411
2007	14.264491	14.817894	3.88%	876,863
2006	12.512627	14.264491	14.00%	1,070,225
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.534043	20.729432	-3.74%	49,031
2014	20.184421	21.534043	6.69%	56,209
2013	16.886551	20.184421	19.53%	60,658
2012	15.493470	16.886551	8.99%	80,574
2011	14.399406	15.493470	7.60%	88,823
2010	12.651120	14.399406	13.82%	82,667
2009	10.458431	12.651120	20.97%	94,118
2008	15.041197	10.458431	-30.47%	109,443
2007	14.225733	15.041197	5.73%	120,217
2006	12.373722	14.225733	14.97%	147,673
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.911931	9.686011	-2.28%	22,670
2014*	10.000000	9.911931	-0.88%	17,022
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	18.022179	17.744571	-1.54%	117,059
2014	17.592262	18.022179	2.44%	127,276
2013	17.641392	17.592262	-0.28%	141,264
2012	16.290555	17.641392	8.29%	178,180
2011	16.137809	16.290555	0.95%	193,217
2010	15.068808	16.137809	7.09%	220,225
2009	12.676743	15.068808	18.87%	242,731
2008	13.853324	12.676743	-8.49%	235,281
2007	13.319686	13.853324	4.01%	288,204
2006	12.956412	13.319686	2.80%	318,411
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	14.213505	13.984976	-1.61%	76,512
2014	13.800471	14.213505	2.99%	75,049
2013	12.330797	13.800471	11.92%	75,186
2012	11.186414	12.330797	10.23%	74,960
2011	11.365735	11.186414	-1.58%	74,997
2010	10.214361	11.365735	11.27%	8,948
2009	8.335607	10.214361	22.54%	17,444
2008	11.272131	8.335607	-26.05%	44,689
2007	10.512515	11.272131	7.23%	37,402
2006*	10.000000	10.512515	5.13%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	14.083822	13.849789	-1.66%	8,789
2014	13.633423	14.083822	3.30%	7,672
2013	11.912364	13.633423	14.45%	9,736
2012	10.663334	11.912364	11.71%	5,448
2011	10.926379	10.663334	-2.41%	4,470
2010	9.666584	10.926379	13.03%	4,470
2009	7.605353	9.666584	27.10%	4,470
2008	11.451684	7.605353	-33.59%	4,509
2007	10.532507	11.451684	8.73%	39
2006*	10.000000	10.532507	5.33%	39
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.280761	14.047762	-1.63%	26,856
2014	13.798089	14.280761	3.50%	23,619
2013	11.506275	13.798089	19.92%	33,243
2012	10.095206	11.506275	13.98%	26,511
2011	10.511308	10.095206	-3.96%	27,841
2010	9.180780	10.511308	14.49%	3,066
2009	7.078673	9.180780	29.70%	351
2008	11.582071	7.078673	-38.88%	1,574
2007	10.552664	11.582071	9.75%	0
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.602192	8.292869	-21.78%	30,149
2014	12.313942	10.602192	-13.90%	22,731
2013	10.049567	12.313942	22.53%	18,511
2012	9.721966	10.049567	3.37%	30,822
2011	10.390003	9.721966	-6.43%	50,167
2010	8.834360	10.390003	17.61%	47,721
2009	6.065267	8.834360	45.65%	49,906
2008	13.478023	6.065267	-55.00%	38,821
2007	9.376713	13.478023	43.74%	31,213
2006*	10.000000	9.376713	-6.23%	6,594
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	22.935748	21.711998	-5.34%	115,163
2014	21.388451	22.935748	7.23%	210,804
2013	16.928144	21.388451	26.35%	239,916
2012	14.636018	16.928144	15.66%	274,969
2011	14.702121	14.636018	-0.45%	300,149
2010	12.942820	14.702121	13.59%	236,727
2009	10.084737	12.942820	28.34%	284,351
2008	17.833606	10.084737	-43.45%	343,602
2007	17.817217	17.833606	0.09%	448,460
2006	15.032685	17.817217	18.52%	579,819

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	21.154500	22.352055	5.66%	117,823
2014	19.276439	21.154500	9.74%	227,106
2013	14.338988	19.276439	34.43%	232,977
2012	12.683421	14.338988	13.05%	254,606
2011	12.832010	12.683421	-1.16%	309,788
2010	10.479802	12.832010	22.45%	249,341
2009	8.285615	10.479802	26.48%	281,322
2008	15.909833	8.285615	-47.92%	354,747
2007	12.706253	15.909833	25.21%	450,834
2006	12.061208	12.706253	5.35%	588,881
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.278597	15.463526	-5.01%	103,242
2014	16.317658	16.278597	-0.24%	39,788
2013	15.615355	16.317658	4.50%	46,077
2012	13.854722	15.615355	12.71%	59,913
2011	13.506526	13.854722	2.58%	70,269
2010	12.026207	13.506526	12.31%	79,009
2009	8.474745	12.026207	41.91%	84,582
2008	11.458268	8.474745	-26.04%	122,973
2007	11.309562	11.458268	1.31%	192,424
2006	10.306110	11.309562	9.74%	349,759
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.379428	14.092325	-2.00%	89,349
2014	13.776139	14.379428	4.38%	95,446
2013	14.226412	13.776139	-3.17%	103,477
2012	13.628057	14.226412	4.39%	135,142
2011	12.878696	13.628057	5.82%	131,592
2010	12.117734	12.878696	6.28%	222,288
2009	10.613742	12.117734	14.17%	234,950
2008	11.125731	10.613742	-4.60%	157,673
2007	10.817475	11.125731	2.85%	149,534
2006	10.507730	10.817475	2.95%	75,578
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.542123	16.082195	-2.78%	52,585
2014	15.782099	16.542123	4.82%	58,419
2013	11.751865	15.782099	34.29%	62,601
2012	10.376435	11.751865	13.26%	56,801
2011	11.774747	10.376435	-11.88%	67,424
2010	9.269168	11.774747	27.03%	85,600
2009	6.707301	9.269168	38.20%	75,109
2008	11.234279	6.707301	-40.30%	59,551
2007	9.856561	11.234279	13.98%	65,898
2006*	10.000000	9.856561	-1.43%	50,583

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	16.943391	17.306829	2.15%	30,087
2014	18.692013	16.943391	-9.35%	13,060
2013	14.525678	18.692013	28.68%	16,573
2012	12.209441	14.525678	18.97%	22,537
2011	14.944699	12.209441	-18.30%	27,798
2010	13.400354	14.944699	11.52%	31,520
2009	10.737954	13.400354	24.79%	39,603
2008	19.381260	10.737954	-44.60%	42,146
2007	16.754919	19.381260	15.68%	49,435
2006	14.392045	16.754919	16.42%	66,859
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	22.563429	21.589785	-4.32%	11,034
2014	21.426666	22.563429	5.31%	11,481
2013	16.642052	21.426666	28.75%	11,070
2012	13.266379	16.642052	25.45%	11,543
2011	14.745505	13.266379	-10.03%	11,809
2010	11.814180	14.745505	24.81%	15,327
2009	7.604841	11.814180	55.35%	19,823
2008	15.781569	7.604841	-51.81%	30,204
2007	15.142626	15.781569	4.22%	45,563
2006	13.202987	15.142626	14.69%	35,789
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.662697	11.721534	-7.43%	18,370
2014	12.474214	12.662697	1.51%	18,381
2013	10.211201	12.474214	22.16%	14,200
2012	8.970568	10.211201	13.83%	4,124
2011	9.230806	8.970568	-2.82%	34,253
2010	8.482528	9.230806	8.82%	3,419
2009	6.598185	8.482528	28.56%	3,419
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.351469	14.083020	-8.26%	192,267
2014	14.867410	15.351469	3.26%	239,340
2013	13.220142	14.867410	12.46%	248,738
2012	11.890259	13.220142	11.18%	322,335
2011	11.765995	11.890259	1.06%	274,563
2010	10.580086	11.765995	11.21%	245,926
2009	7.905422	10.580086	33.83%	256,092
2008	11.386418	7.905422	-30.57%	169,973
2007	11.119465	11.386418	2.40%	192,802
2006*	10.000000	11.119465	11.19%	86,825

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.462911	14.134484	-8.59%	4,615
2014	15.577639	15.462911	-0.74%	6,016
2013	11.584643	15.577639	34.47%	7,801
2012	9.914503	11.584643	16.85%	7,289
2011	10.437304	9.914503	-5.01%	14,367
2010	8.247149	10.437304	26.56%	25,386
2009	6.469518	8.247149	27.48%	16,349
2008	9.785862	6.469518	-33.89%	16,050
2007	10.157203	9.785862	-3.66%	11,948
2006*	10.000000	10.157203	1.57%	3,732
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.346778	7.416775	-20.65%	6,297
2014*	10.000000	9.346778	-6.53%	6,497
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.658440	7.991008	-7.71%	4,594
2014*	10.000000	8.658440	-13.42%	120,370
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.997509	9.442761	-5.55%	75,447
2014*	10.000000	9.997509	-0.02%	108,663
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.235413	10.289133	0.52%	6,990
2014	9.908546	10.235413	3.30%	2,748
2013*	10.000000	9.908546	-0.91%	746
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.209216	14.690681	3.39%	0
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.959072	13.921142	-0.27%	0
2014	13.132793	13.959072	6.29%	0
2013	9.740391	13.132793	34.83%	0
2012*	10.000000	9.740391	-2.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.872336	26.118452	-9.54%	38,629
2014	30.878453	28.872336	-6.50%	41,794
2013	25.001652	30.878453	23.51%	39,282
2012	21.255696	25.001652	17.62%	35,337
2011	23.207443	21.255696	-8.41%	34,861
2010	21.635967	23.207443	7.26%	49,454
2009	17.530208	21.635967	23.42%	30,881
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.786097	-2.14%	1,247

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	15.014462	16.588300	10.48%	213,678
2014	14.024644	15.014462	7.06%	240,841
2013	10.856244	14.024644	29.19%	282,764
2012	8.880743	10.856244	22.24%	324,606
2011	9.668653	8.880743	-8.15%	408,973
2010	9.199859	9.668653	5.10%	497,551
2009	6.383581	9.199859	44.12%	557,813
2008	11.613943	6.383581	-45.04%	608,742
2007	8.612511	11.613943	34.85%	672,144
2006	7.996638	8.612511	7.70%	780,772
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.615877	7.866075	3.29%	71,285
2014	7.056562	7.615877	7.93%	100,892
2013	5.280623	7.056562	33.63%	113,667
2012	4.490449	5.280623	17.60%	106,450
2011	4.980700	4.490449	-9.84%	102,538
2010	4.056586	4.980700	22.78%	119,192
2009	2.619563	4.056586	54.86%	127,555
2008	4.737139	2.619563	-44.70%	150,230
2007	3.944077	4.737139	20.11%	172,937
2006	3.705791	3.944077	6.43%	216,746
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.586081	11.328696	-9.99%	88,008
2014	14.507498	12.586081	-13.24%	103,729
2013	12.861711	14.507498	12.80%	117,800
2012	11.513892	12.861711	11.71%	130,638
2011	17.240704	11.513892	-33.22%	111,127
2010	13.972112	17.240704	23.39%	129,305
2009	7.905262	13.972112	76.74%	140,891
2008	16.766719	7.905262	-52.85%	160,025
2007	13.270466	16.766719	26.35%	193,005
2006	9.169173	13.270466	44.73%	235,239
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.550631	24.548838	-3.92%	36,712
2014	22.489605	25.550631	13.61%	38,888
2013	17.222596	22.489605	30.58%	41,506
2012	14.496111	17.222596	18.81%	36,091
2011	14.375991	14.496111	0.84%	37,982
2010	11.798063	14.375991	21.85%	34,228
2009	9.434666	11.798063	25.05%	23,963
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.453265	7.459024	-21.10%	1,866
2014*	10.000000	9.453265	-5.47%	1,866

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	16.924707	16.548660	-2.22%	52,577
2014	15.560123	16.924707	8.77%	64,673
2013	11.626455	15.560123	33.83%	73,386
2012	10.165434	11.626455	14.37%	87,863
2011	10.347324	10.165434	-1.76%	80,358
2010	9.426253	10.347324	9.77%	56,712
2009	7.799359	9.426253	20.86%	46,857
2008	11.749223	7.799359	-33.62%	74,744
2007	11.064604	11.749223	6.19%	63,661
2006*	10.000000	11.064604	10.65%	25,006
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.994719	15.735157	4.94%	50,680
2014	15.022071	14.994719	-0.18%	34,432
2013	11.924574	15.022071	25.98%	37,074
2012	10.421665	11.924574	14.42%	14,515
2011	10.749702	10.421665	-3.05%	11,006
2010*	10.000000	10.749702	7.50%	1,110
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.792819	21.534658	-5.52%	129,252
2014	20.414865	22.792819	11.65%	160,924
2013	15.681451	20.414865	30.18%	184,179
2012	13.856715	15.681451	13.17%	219,846
2011	13.948645	13.856715	-0.66%	249,747
2010	12.455269	13.948645	11.99%	280,921
2009*	10.000000	12.455269	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.681544	14.633287	-0.33%	174,757
2014	14.167869	14.681544	3.63%	217,351
2013	11.643296	14.167869	21.68%	205,766
2012	10.194744	11.643296	14.21%	181,917
2011	10.233657	10.194744	-0.38%	170,989
2010	9.256045	10.233657	10.56%	195,803
2009	7.598753	9.256045	21.81%	191,959
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.782059	11.602023	-1.53%	34,026
2014	11.371131	11.782059	3.61%	41,897
2013	11.825276	11.371131	-3.84%	56,379
2012	11.414478	11.825276	3.60%	85,630
2011	10.938320	11.414478	4.35%	90,005
2010	10.456028	10.938320	4.61%	95,266
2009	9.446067	10.456028	10.69%	85,911

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.528434	16.329379	5.16%	91,953
2014	15.449373	15.528434	0.51%	101,696
2013	12.167775	15.449373	26.97%	120,100
2012	10.098071	12.167775	20.50%	149,515
2011	11.281017	10.098071	-10.49%	177,114
2010	10.269056	11.281017	9.85%	202,001
2009	7.347487	10.269056	39.76%	232,296
2008	12.131768	7.347487	-39.44%	230,209
2007	10.748441	12.131768	12.87%	247,092
2006*	10.000000	10.748441	7.48%	224,430
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.849473	15.598415	5.04%	74,639
2014	13.922005	14.849473	6.66%	252,351
2013	10.882845	13.922005	27.93%	287,145
2012	9.392119	10.882845	15.87%	285,310
2011	9.983628	9.392119	-5.92%	303,369
2010	8.558038	9.983628	16.66%	146,027
2009	6.247751	8.558038	36.98%	137,765
2008	11.347156	6.247751	-44.94%	126,360
2007	10.274872	11.347156	10.44%	145,705
2006*	10.000000	10.274872	2.75%	99,491
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.482238	13.451569	-0.23%	19,915
2014	12.392386	13.482238	8.79%	26,473
2013	9.442516	12.392386	31.24%	24,201
2012	8.172677	9.442516	15.54%	21,547
2011	8.469447	8.172677	-3.50%	23,187
2010	7.732300	8.469447	9.53%	24,668
2009	5.994429	7.732300	28.99%	28,398
2008	9.806149	5.994429	-38.87%	17,876
2007*	10.000000	9.806149	-1.94%	17,722
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	21.290775	20.466076	-3.87%	58,800
2014	21.034732	21.290775	1.22%	66,011
2013	19.904116	21.034732	5.68%	38,392
2012	17.604300	19.904116	13.06%	43,611
2011	17.179754	17.604300	2.47%	45,076
2010	15.382474	17.179754	11.68%	50,856
2009	10.674743	15.382474	44.10%	59,909
2008	15.019226	10.674743	-28.93%	81,821
2007	14.755589	15.019226	1.79%	107,197
2006	13.516216	14.755589	9.17%	156,528

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	19.744965	18.260705	-7.52%	24,298
2014	18.324947	19.744965	7.75%	25,099
2013	13.687848	18.324947	33.88%	26,394
2012	11.706913	13.687848	16.92%	14,983
2011	12.143143	11.706913	-3.59%	17,412
2010	10.626864	12.143143	14.27%	25,400
2009	8.375673	10.626864	26.88%	25,818
2008	13.468234	8.375673	-37.81%	33,229
2007	13.955987	13.468234	-3.49%	47,839
2006	12.198971	13.955987	14.40%	88,177
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.174966	-8.25%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.373686	-6.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.307515	12.992707	-2.37%	142,191
2014	12.648079	13.307515	5.21%	140,410
2013	8.910183	12.648079	41.95%	156,190
2012	7.719903	8.910183	15.42%	197,943
2011	8.849604	7.719903	-12.77%	233,863
2010	7.755653	8.849604	14.11%	257,080
2009	5.137150	7.755653	50.97%	291,566
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.249664	15.002665	-1.62%	0
2014	13.969381	15.249664	9.16%	34
2013	10.199373	13.969381	36.96%	108
2012	9.268273	10.199373	10.05%	2,164
2011	9.698486	9.268273	-4.44%	118
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.842453	12.453193	-3.03%	9,688
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.690633	12.392966	-2.35%	25,566
2014	12.327993	12.690633	2.94%	27,581
2013	10.893639	12.327993	13.17%	28,026
2012	9.938199	10.893639	9.61%	29,772
2011	10.206099	9.938199	-2.62%	11,660
2010	9.365872	10.206099	8.97%	13,627
2009	7.919500	9.365872	18.26%	8,738
2008*	10.000000	7.919500	-20.81%	9,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.933092	12.595360	-2.61%	65,637
2014	12.515531	12.933092	3.34%	67,088
2013	10.458384	12.515531	19.67%	68,455
2012	9.324356	10.458384	12.16%	66,152
2011	9.784260	9.324356	-4.70%	49,206
2010	8.820316	9.784260	10.93%	71,871
2009	7.197326	8.820316	22.55%	72,526
2008*	10.000000	7.197326	-28.03%	64,091
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.964218	11.722026	-2.02%	31,673
2014	11.730417	11.964218	1.99%	31,673
2013	11.326218	11.730417	3.57%	25,103
2012	10.675245	11.326218	6.10%	23,353
2011	10.665062	10.675245	0.10%	26,763
2010	10.117462	10.665062	5.41%	13,682
2009	9.069797	10.117462	11.55%	19,938
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.931527	10.263252	-6.11%	2,021
2014	10.964383	10.931527	-0.30%	0
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.825049	12.523394	-2.35%	25,847
2014	12.426087	12.825049	3.21%	26,266
2013	10.686963	12.426087	16.27%	25,003
2012	9.636061	10.686963	10.91%	19,484
2011	9.995903	9.636061	-3.60%	19,982
2010	9.093523	9.995903	9.92%	60,819
2009	7.555141	9.093523	20.36%	59,645
2008*	10.000000	7.555141	-24.45%	67,117

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.863113	12.504478	-2.79%	13,079
2014	12.463956	12.863113	3.20%	14,911
2013	10.161260	12.463956	22.66%	24,322
2012	8.984882	10.161260	13.09%	24,430
2011	9.549068	8.984882	-5.91%	22,413
2010	8.538248	9.549068	11.84%	26,538
2009	6.834262	8.538248	24.93%	32,687
2008*	10.000000	6.834262	-31.66%	9,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.509532	12.215391	-2.35%	25,325
2014	12.177203	12.509532	2.73%	25,420
2013	11.091106	12.177203	9.79%	31,547
2012	10.211873	11.091106	8.61%	35,909
2011	10.374143	10.211873	-1.56%	36,638
2010	9.639911	10.374143	7.62%	34,241
2009	8.299494	9.639911	16.15%	76,995
2008*	10.000000	8.299494	-17.01%	54,293
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.563599	12.310967	-2.01%	10,146
2014	12.116550	12.563599	3.69%	10,569
2013	12.515375	12.116550	-3.19%	10,903
2012	11.768140	12.515375	6.35%	13,033
2011	11.185077	11.768140	5.21%	13,676
2010	10.585430	11.185077	5.66%	10,097
2009	9.858821	10.585430	7.37%	10,507
2008*	10.000000	9.858821	-1.41%	3,227
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.368004	13.125979	-1.81%	40,326
2014	12.913677	13.368004	3.52%	40,863
2013	13.357432	12.913677	-3.32%	42,206
2012	12.634477	13.357432	5.72%	49,040
2011	12.070481	12.634477	4.67%	48,855
2010	11.311614	12.070481	6.71%	39,760
2009	9.842789	11.311614	14.92%	34,433
2008*	10.000000	9.842789	-1.57%	3,354
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	21.251769	17.620188	-17.09%	8,191
2014	22.786437	21.251769	-6.74%	13,569
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	664
2011	25.852862	19.807757	-23.38%	664
2010	22.546141	25.852862	14.67%	664
2009	13.987189	22.546141	61.19%	664
2008	33.552578	13.987189	-58.31%	664
2007	23.352634	33.552578	43.68%	2,170
2006	17.305110	23.352634	34.95%	2,767

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	16.707026	16.471901	-1.41%	145,876
2014	16.187452	16.707026	3.21%	155,938
2013	17.093915	16.187452	-5.30%	168,347
2012	16.805888	17.093915	1.71%	212,363
2011	15.874902	16.805888	5.86%	245,367
2010	15.349977	15.874902	3.42%	341,677
2009	15.144983	15.349977	1.35%	393,382
2008	14.244815	15.144983	6.32%	375,351
2007	13.469262	14.244815	5.76%	371,770
2006	13.204965	13.469262	2.00%	390,543
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.748426	13.154850	-4.32%	38,575
2014	13.992261	13.748426	-1.74%	45,836
2013	12.031039	13.992261	16.30%	13,619
2012	10.544124	12.031039	14.10%	14,734
2011	11.838799	10.544124	-10.94%	21,342
2010	10.587452	11.838799	11.82%	135
2009	8.269122	10.587452	28.04%	135
2008	15.531453	8.269122	-46.76%	135
2007	12.377189	15.531453	25.48%	135
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.842403	9.579509	-2.67%	6,205
2014	10.629783	9.842403	-7.41%	5,609
2013	8.899785	10.629783	19.44%	557
2012	7.628054	8.899785	16.67%	557
2011	8.867807	7.628054	-13.98%	6,213
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	109
2008	11.733135	6.590334	-43.83%	357
2007	10.868126	11.733135	7.96%	557
2006*	10.000000	10.868126	8.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.365849	18.923306	-2.29%	7,966
2014	18.689197	19.365849	3.62%	8,101
2013	14.880689	18.689197	25.59%	15,113
2012	13.008386	14.880689	14.39%	9,594
2011	13.718712	13.008386	-5.18%	9,882
2010	12.125482	13.718712	13.14%	24,240
2009	9.657744	12.125482	25.55%	33,964
2008	15.493447	9.657744	-37.67%	34,148
2007	14.815857	15.493447	4.57%	43,865
2006	12.843911	14.815857	15.35%	59,317

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.537445	15.308822	-1.47%	16,097
2014	15.051921	15.537445	3.23%	16,097
2013	13.445256	15.051921	11.95%	22,656
2012	12.453829	13.445256	7.96%	17,378
2011	12.506867	12.453829	-0.42%	18,350
2010	11.539047	12.506867	8.39%	15,920
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	551
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.175624	14.028384	-1.04%	22,508
2014	13.824513	14.175624	2.54%	22,729
2013	13.361029	13.824513	3.47%	32,387
2012	12.871264	13.361029	3.81%	56,302
2011	12.669107	12.871264	1.60%	57,850
2010	12.121663	12.669107	4.52%	50,394
2009	11.258535	12.121663	7.67%	61,184
2008	12.137877	11.258535	-7.24%	73,499
2007	11.670602	12.137877	4.00%	97,288
2006	11.137379	11.670602	4.79%	108,724
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.344999	17.062222	-1.63%	108,196
2014	16.707801	17.344999	3.81%	115,427
2013	14.514442	16.707801	15.11%	136,859
2012	13.271179	14.514442	9.37%	147,688
2011	13.451045	13.271179	-1.34%	166,516
2010	12.287158	13.451045	9.47%	194,613
2009	10.449446	12.287158	17.59%	260,925
2008	13.784623	10.449446	-24.19%	176,536
2007	13.219043	13.784623	4.28%	222,070
2006	12.027221	13.219043	9.91%	237,564

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.668782	18.291615	-2.02%	7,359
2014	18.021349	18.668782	3.59%	7,525
2013	14.919941	18.021349	20.79%	11,611
2012	13.288387	14.919941	12.28%	16,018
2011	13.755584	13.288387	-3.40%	43,197
2010	12.351443	13.755584	11.37%	62,616
2009	10.060199	12.351443	22.78%	65,520
2008	14.856478	10.060199	-32.28%	69,782
2007	14.181041	14.856478	4.76%	89,298
2006	12.543415	14.181041	13.06%	108,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.033270	15.819996	-1.33%	37,474
2014	15.509387	16.033270	3.38%	38,744
2013	14.221146	15.509387	9.06%	40,058
2012	13.336642	14.221146	6.63%	49,197
2011	13.238865	13.336642	0.74%	50,090
2010	12.360498	13.238865	7.11%	56,250
2009	10.931514	12.360498	13.07%	84,312
2008	13.036813	10.931514	-16.15%	145,789
2007	12.478314	13.036813	4.48%	112,483
2006	11.660102	12.478314	7.02%	103,436
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.769969	23.618552	3.73%	232,002
2014	21.203967	22.769969	7.39%	277,789
2013	15.715168	21.203967	34.93%	335,528
2012	13.415824	15.715168	17.14%	427,817
2011	13.902694	13.415824	-3.50%	525,217
2010	12.946450	13.902694	7.39%	690,646
2009*	10.000000	12.946450	29.46%	1,914
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	43.675478	42.015243	-3.80%	75,388
2014	40.441032	43.675478	8.00%	86,800
2013	30.796005	40.441032	31.32%	104,975
2012	26.561458	30.796005	15.94%	121,026
2011	27.613148	26.561458	-3.81%	143,279
2010	22.168141	27.613148	24.56%	167,194
2009	16.423543	22.168141	34.98%	195,403
2008	26.189909	16.423543	-37.29%	216,310
2007	24.671671	26.189909	6.15%	256,015
2006	22.746284	24.671671	8.46%	317,806

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	11.147745	11.002826	-1.30%	324,377
2014	11.294573	11.147745	-1.30%	356,026
2013	11.443331	11.294573	-1.30%	308,748
2012	11.594459	11.443331	-1.30%	325,608
2011	11.746742	11.594459	-1.30%	390,061
2010	11.901442	11.746742	-1.30%	499,362
2009	12.053139	11.901442	-1.26%	575,365
2008	11.966147	12.053139	0.73%	898,448
2007	11.570104	11.966147	3.42%	642,900
2006	11.214049	11.570104	3.18%	664,693
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	18.866403	18.082928	-4.15%	70,938
2014	18.400284	18.866403	2.53%	79,882
2013	18.854634	18.400284	-2.41%	90,382
2012	17.018800	18.854634	10.79%	106,666
2011	16.336106	17.018800	4.18%	110,886
2010	14.966630	16.336106	9.15%	122,460
2009	12.191449	14.966630	22.76%	133,307
2008	14.934416	12.191449	-18.37%	91,820
2007	14.463279	14.934416	3.26%	165,334
2006	13.977022	14.463279	3.48%	161,046
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	18.172462	17.848087	-1.78%	59,635
2014	18.599336	18.172462	-2.30%	67,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.026563	8.453107	-6.35%	63,678
2014*	10.000000	9.026563	-9.73%	71,419
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.698653	15.005825	2.09%	31,565
2014	13.484981	14.698653	9.00%	32,449
2013	10.139854	13.484981	32.99%	35,992
2012	8.829654	10.139854	14.84%	31,621
2011	9.213458	8.829654	-4.17%	39,201
2010	8.081308	9.213458	14.01%	47,305
2009	6.309071	8.081308	28.09%	2,484
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.427506	15.703014	-4.41%	13,742
2014	15.059861	16.427506	9.08%	16,422
2013	11.265723	15.059861	33.68%	18,833
2012	9.688842	11.265723	16.28%	3,562
2011	10.423944	9.688842	-7.05%	17,717
2010*	10.000000	10.423944	4.24%	19,659

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.738665	13.094066	-4.69%	0
2014	12.626278	13.738665	8.81%	0
2013	9.474025	12.626278	33.27%	0
2012	8.163084	9.474025	16.06%	1,127
2011	8.806953	8.163084	-7.31%	1,285
2010	7.914167	8.806953	11.28%	1,285
2009	6.293303	7.914167	25.76%	1,285
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.758263	14.539443	-1.48%	23,808
2014	14.372720	14.758263	2.68%	28,559
2013	10.480364	14.372720	37.14%	29,759
2012	9.241391	10.480364	13.41%	31,827
2011	9.776372	9.241391	-5.47%	54,439
2010	7.810388	9.776372	25.17%	62,847
2009	6.224956	7.810388	25.47%	73,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.500762	14.262772	-1.64%	82,545
2014	14.164867	14.500762	2.37%	96,899
2013	10.354080	14.164867	36.80%	99,592
2012	9.150703	10.354080	13.15%	99,321
2011	9.702858	9.150703	-5.69%	137,032
2010	7.773151	9.702858	24.83%	165,736
2009	6.215523	7.773151	25.06%	177,206
2008*	10.000000	6.215523	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.441873	16.718352	-4.15%	50,386
2014	15.101350	17.441873	15.50%	60,644
2013	11.276879	15.101350	33.91%	68,305
2012	9.820513	11.276879	14.83%	86,857
2011	10.186047	9.820513	-3.59%	139,646
2010	8.626530	10.186047	18.08%	139,466
2009	6.698993	8.626530	28.77%	142,914
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	22.240245	22.117092	-0.55%	32,191
2014	21.916969	22.240245	1.48%	28,131
2013	15.389494	21.916969	42.42%	33,157
2012	13.745569	15.389494	11.96%	23,377
2011	14.017124	13.745569	-1.94%	40,827
2010	11.320708	14.017124	23.82%	49,188
2009	8.998682	11.320708	25.80%	51,660
2008	17.016399	8.998682	-47.12%	65,780
2007	15.709991	17.016399	8.32%	72,020
2006	15.421797	15.709991	1.87%	108,093

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	52.287792	48.499920	-7.24%	28,991
2014	49.500513	52.287792	5.63%	33,328
2013	35.720804	49.500513	38.58%	39,331
2012	30.048777	35.720804	18.88%	44,719
2011	32.069864	30.048777	-6.30%	53,392
2010	25.664079	32.069864	24.96%	61,398
2009	20.601414	25.664079	24.57%	63,443
2008	30.764759	20.601414	-33.04%	81,638
2007	33.480497	30.764759	-8.11%	104,607
2006	28.919087	33.480497	15.77%	169,312
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	41.105889	39.908058	-2.91%	34,132
2014	41.310578	41.105889	-0.50%	43,917
2013	29.703615	41.310578	39.08%	54,498
2012	26.056338	29.703615	14.00%	70,268
2011	27.952739	26.056338	-6.78%	75,632
2010	22.598710	27.952739	23.69%	89,627
2009	16.997792	22.598710	32.95%	103,048
2008	27.862455	16.997792	-38.99%	134,060
2007	27.642106	27.862455	0.80%	160,141
2006	24.996065	27.642106	10.59%	227,327
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	19.313128	19.240360	-0.38%	62,025
2014	17.447950	19.313128	10.69%	64,593
2013	13.483928	17.447950	29.40%	68,153
2012	11.961658	13.483928	12.73%	74,617
2011	12.055137	11.961658	-0.78%	88,838
2010	10.765841	12.055137	11.98%	93,802
2009	8.650226	10.765841	24.46%	80,086
2008	14.995969	8.650226	-42.32%	97,363
2007	14.045448	14.995969	6.77%	120,135
2006	12.523258	14.045448	12.15%	147,488
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.434619	13.483703	-6.59%	90,683
2014	11.347081	14.434619	27.21%	104,203
2013	11.156789	11.347081	1.71%	113,309
2012	9.762846	11.156789	14.28%	119,889
2011	9.287398	9.762846	5.12%	156,241
2010	7.228034	9.287398	28.49%	130,816
2009	5.597338	7.228034	29.13%	146,535
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.056769	13.008544	-0.37%	11,247
2014	11.698844	13.056769	11.61%	9,521
2013*	10.000000	11.698844	16.99%	5,745

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.546244	10.373648	-1.64%	17,250
2014	10.632633	10.546244	-0.81%	12,758
2013	10.761332	10.632633	-1.20%	14,729
2012	10.532312	10.761332	2.17%	15,289
2011	10.533921	10.532312	-0.02%	15,506
2010	10.420495	10.533921	1.09%	19,187
2009	9.856957	10.420495	5.72%	22,001
2008*	10.000000	9.856957	-1.43%	1,001
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.866112	14.100165	-5.15%	3,311
2014	16.397851	14.866112	-9.34%	3,311
2013	13.833939	16.397851	18.53%	3,311
2012	11.723024	13.833939	18.01%	0
2011	13.562540	11.723024	-13.56%	118
2010	12.921098	13.562540	4.96%	0
2009*	10.000000	12.921098	29.21%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.580198	-4.20%	1,411
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.615156	10.496405	-1.12%	38,710
2014	10.689776	10.615156	-0.70%	25,756
2013	10.764190	10.689776	-0.69%	37,404
2012	10.426179	10.764190	3.24%	18,055
2011	10.532710	10.426179	-1.01%	39,931
2010	10.135756	10.532710	3.92%	179,630
2009	9.061609	10.135756	11.85%	120,266
2008	10.605123	9.061609	-14.55%	52,954
2007	10.256191	10.605123	3.40%	74,978
2006	9.971898	10.256191	2.85%	84,986
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.679506	20.316032	-1.76%	984
2014	18.981257	20.679506	8.95%	1,002
2013	13.975804	18.981257	35.82%	1,497
2012	12.759393	13.975804	9.53%	1,665
2011	13.337975	12.759393	-4.34%	2,453
2010	10.999572	13.337975	21.26%	1,361
2009	8.479606	10.999572	29.72%	1,486
2008	14.187383	8.479606	-40.23%	1,526
2007	13.358247	14.187383	6.21%	0
2006	11.902710	13.358247	12.23%	753

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.923800	24.120488	5.22%	31,349
2014	21.955792	22.923800	4.41%	32,882
2013	16.358392	21.955792	34.22%	35,483
2012	14.233377	16.358392	14.93%	43,270
2011	14.264164	14.233377	-0.22%	73,112
2010	11.337902	14.264164	25.81%	82,639
2009	8.662587	11.337902	30.88%	91,658
2008	17.232342	8.662587	-49.73%	114,486
2007	16.420733	17.232342	4.94%	125,185
2006	16.158843	16.420733	1.62%	160,791
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.570503	19.051988	2.59%	122,119
2014	18.393482	18.570503	0.96%	131,708
2013	14.638367	18.393482	25.65%	48,442
2012	12.230733	14.638367	19.69%	57,616
2011	13.511686	12.230733	-9.48%	62,685
2010	11.804875	13.511686	14.46%	77,384
2009	8.557055	11.804875	37.95%	91,107
2008	14.495447	8.557055	-40.97%	114,749
2007	13.814456	14.495447	4.93%	157,773
2006	11.891977	13.814456	16.17%	229,407
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.160577	9.801797	-3.53%	17,053
2014	10.010249	10.160577	1.50%	16,540
2013	10.155553	10.010249	-1.43%	15,462
2012*	10.000000	10.155553	1.56%	10,661
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.034020	9.193527	1.77%	4,857
2014*	10.000000	9.034020	-9.66%	2,013
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	22.008992	22.445888	1.99%	74,042
2014	20.142898	22.008992	9.26%	85,411
2013	15.487256	20.142898	30.06%	97,326
2012	13.426463	15.487256	15.35%	112,051
2011	13.604887	13.426463	-1.31%	127,790
2010	11.871691	13.604887	14.60%	137,000
2009	9.376011	11.871691	26.62%	165,003
2008	15.439159	9.376011	-39.27%	224,615
2007	14.980884	15.439159	3.06%	305,837
2006	13.195056	14.980884	13.53%	383,895

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	17.066987	15.851386	-7.12%	16,774
2014	15.448253	17.066987	10.48%	14,592
2013	11.099180	15.448253	39.18%	12,162
2012	9.531296	11.099180	16.45%	3,703
2011	9.875060	9.531296	-3.48%	5,137
2010	8.107393	9.875060	21.80%	12,325
2009	5.987212	8.107393	35.41%	11,445
2008	9.757357	5.987212	-38.64%	32,897
2007	10.007657	9.757357	-2.50%	34,485
2006*	10.000000	10.007657	0.08%	9,738
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.700922	9.348339	-3.63%	0
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.907130	10.909064	-8.38%	4,152
2014	12.027758	11.907130	-1.00%	85,850
2013	13.042689	12.027758	-7.78%	85,955
2012	12.557857	13.042689	3.86%	93,258
2011	11.735153	12.557857	7.01%	91,802
2010	10.870871	11.735153	7.95%	5,757
2009*	10.000000	10.870871	8.71%	1,797
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.583367	11.456652	-1.09%	109,089
2014	11.648781	11.583367	-0.56%	112,047
2013	11.829684	11.648781	-1.53%	126,631
2012	11.334165	11.829684	4.37%	84,933
2011	11.368465	11.334165	-0.30%	77,276
2010	10.950340	11.368465	3.82%	66,336
2009*	10.000000	10.950340	9.50%	30,820
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.580474	31.726679	11.01%	44,149
2014	22.066684	28.580474	29.52%	38,291
2013	14.854028	22.066684	48.56%	40,581
2012	11.488675	14.854028	29.29%	22,120
2011	10.544560	11.488675	8.95%	16,138
2010*	10.000000	10.544560	5.45%	5,136

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.963713	12.711875	-1.94%	4,572
2014	12.177871	12.963713	6.45%	4,569
2013	12.377498	12.177871	-1.61%	4,589
2012	11.459146	12.377498	8.01%	5,749
2011	10.989038	11.459146	4.28%	7,694
2010	10.391310	10.989038	5.75%	9,722
2009	9.602059	10.391310	8.22%	9,675
2008	10.834137	9.602059	-11.37%	15,394
2007	10.409923	10.834137	4.08%	5,999
2006*	10.000000	10.409923	4.10%	2,824
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	43.038039	42.004623	-2.40%	1,206
2014	42.364681	43.038039	1.59%	1,223
2013	47.038503	42.364681	-9.94%	1,766
2012	40.402661	47.038503	16.42%	1,783
2011	38.243765	40.402661	5.65%	1,986
2010	35.306707	38.243765	8.32%	2,053
2009	27.472344	35.306707	28.52%	2,069
2008	32.737222	27.472344	-16.08%	3,125
2007	31.136832	32.737222	5.14%	6,313
2006	28.469072	31.136832	9.37%	9,025
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.225852	-17.74%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	54.865338	46.574700	-15.11%	9,173
2014	55.819633	54.865338	-1.71%	20,365
2013	50.486228	55.819633	10.56%	22,134
2012	39.406309	50.486228	28.12%	27,639
2011	53.762017	39.406309	-26.70%	5,858
2010	42.943373	53.762017	25.19%	7,111
2009	20.409502	42.943373	110.41%	8,384
2008	58.713950	20.409502	-65.24%	9,876
2007	43.230067	58.713950	35.82%	12,290
2006	31.398017	43.230067	37.68%	15,006
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	42.087077	27.645589	-34.31%	4,724
2014	52.711778	42.087077	-20.16%	9,980
2013	48.316428	52.711778	9.10%	10,615
2012	47.351010	48.316428	2.04%	24,140
2011	57.419739	47.351010	-17.54%	3,698
2010	45.015030	57.419739	27.56%	3,700
2009	28.951032	45.015030	55.49%	3,702
2008	54.446893	28.951032	-46.83%	3,713
2007	37.953355	54.446893	43.46%	4,991
2006	30.886919	37.953355	22.88%	5,696

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.353783	5.472537	-34.49%	2,525
2014	10.494193	8.353783	-20.40%	1,812
2013	9.639938	10.494193	8.86%	3,011
2012*	10.000000	9.639938	-3.60%	1,384
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.574819	22.597610	-4.15%	2,001
2014	24.342431	23.574819	-3.15%	2,496
2013	16.416717	24.342431	48.28%	6,723
2012	15.419739	16.416717	6.47%	2,496
2011	16.375138	15.419739	-5.83%	4,794
2010	13.086941	16.375138	25.13%	4,808
2009*	10.000000	13.086941	30.87%	4,385

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	16.746501	15.579730	-6.97%	5,169
2014	15.581719	16.746501	7.48%	6,139
2013	11.475886	15.581719	35.78%	3,419
2012	9.819678	11.475886	16.87%	8,527
2011	10.893002	9.819678	-9.85%	7,619
2010	8.722650	10.893002	24.88%	7,179
2009	6.198064	8.722650	40.73%	5,215
2008*	10.000000	6.198064	-38.02%	4,534
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.621321	13.105780	-3.78%	39,320
2014	13.366657	13.621321	1.91%	48,221
2013	14.804972	13.366657	-9.72%	57,151
2012	13.975831	14.804972	5.93%	112,769
2011	12.677558	13.975831	10.24%	122,274
2010	12.225190	12.677558	3.70%	145,866
2009	11.243940	12.225190	8.73%	120,105
2008	11.581808	11.243940	-2.92%	136,499
2007	10.723102	11.581808	8.01%	94,816
2006	10.699603	10.723102	0.22%	100,307
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	22.376880	20.834029	-6.89%	18,807
2014	20.162123	22.376880	10.98%	20,941
2013	15.047642	20.162123	33.99%	21,875
2012	13.293928	15.047642	13.19%	21,402
2011	13.068760	13.293928	1.72%	25,410
2010	11.605666	13.068760	12.61%	31,896
2009	9.961739	11.605666	16.50%	33,552
2008	15.437641	9.961739	-35.47%	39,566
2007	15.660629	15.437641	-1.42%	50,277
2006	13.557656	15.660629	15.51%	73,927
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.869759	19.320661	-2.76%	13,219
2014	17.300391	19.869759	14.85%	11,658
2013	13.478073	17.300391	28.36%	7,693
2012	11.745193	13.478073	14.75%	4,416
2011	11.988741	11.745193	-2.03%	6,298
2010	10.190630	11.988741	17.64%	11,202
2009	7.949586	10.190630	28.19%	10,415
2008	10.652040	7.949586	-25.37%	3,461
2007	11.053441	10.652040	-3.63%	10,629
2006*	10.000000	11.053441	10.53%	5,373

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.294106	14.936588	-2.34%	91,127
2014	15.209523	15.294106	0.56%	86,740
2013	13.475079	15.209523	12.87%	87,561
2012	12.421855	13.475079	8.48%	80,538
2011	13.067152	12.421855	-4.94%	87,218
2010	12.067934	13.067152	8.28%	48,338
2009*	10.000000	12.067934	20.64%	15,004
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.792122	-2.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.743222	11.758795	-7.73%	0
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.885861	10.468677	-3.83%	933
2014*	10.000000	10.885861	8.86%	6,054
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.746371	23.843593	-3.65%	57,833
2014	23.862879	24.746371	3.70%	64,391
2013	17.190298	23.862879	38.82%	76,838
2012	15.056008	17.190298	14.18%	73,198
2011	15.176213	15.056008	-0.79%	66,746
2010	12.226094	15.176213	24.13%	67,607
2009	9.912640	12.226094	23.34%	68,636
2008	14.544896	9.912640	-31.85%	65,234
2007	14.842255	14.544896	-2.00%	71,271
2006	13.149784	14.842255	12.87%	93,739
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.524250	17.690355	-4.50%	24,118
2014	16.551165	18.524250	11.92%	24,642
2013	12.488505	16.551165	32.53%	23,279
2012	11.305934	12.488505	10.46%	23,961
2011	11.357968	11.305934	-0.46%	25,117
2010	10.027613	11.357968	13.27%	28,075
2009	7.599551	10.027613	31.95%	32,802
2008	11.747891	7.599551	-35.31%	36,018
2007	11.049299	11.747891	6.32%	39,158
2006	10.256425	11.049299	7.73%	43,183

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	21.759255	21.703149	-0.26%	213,118
2014	19.446442	21.759255	11.89%	271,389
2013	14.930538	19.446442	30.25%	298,253
2012	13.077254	14.930538	14.17%	304,459
2011	13.011532	13.077254	0.51%	329,634
2010	11.485265	13.011532	13.29%	319,770
2009	9.215577	11.485265	24.63%	353,220
2008	14.861839	9.215577	-37.99%	352,448
2007	14.314078	14.861839	3.83%	395,961
2006	12.562472	14.314078	13.94%	504,178
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.672969	20.852617	-3.79%	27,033
2014	20.324933	21.672969	6.63%	34,232
2013	17.012719	20.324933	19.47%	48,274
2012	15.617148	17.012719	8.94%	56,258
2011	14.521692	15.617148	7.54%	53,447
2010	12.765013	14.521692	13.76%	43,353
2009	10.557930	12.765013	20.90%	38,653
2008	15.192008	10.557930	-30.50%	46,347
2007	14.375687	15.192008	5.68%	73,896
2006	12.510464	14.375687	14.91%	83,315
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.908563	9.677816	-2.33%	101,355
2014*	10.000000	9.908563	-0.91%	11,180
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.879734	17.595412	-1.59%	75,952
2014	17.462055	17.879734	2.39%	86,358
2013	17.519704	17.462055	-0.33%	106,817
2012	16.186390	17.519704	8.24%	141,342
2011	16.042727	16.186390	0.90%	207,928
2010	14.987624	16.042727	7.04%	221,903
2009	12.614835	14.987624	18.81%	239,782
2008	13.792665	12.614835	-8.54%	250,742
2007	13.268123	13.792665	3.95%	279,665
2006	12.912779	13.268123	2.75%	304,591
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	14.151227	13.916656	-1.66%	0
2014	13.746966	14.151227	2.94%	0
2013	12.289221	13.746966	11.86%	0
2012	11.154354	12.289221	10.17%	0
2011	11.338883	11.154354	-1.63%	8,976
2010	10.195394	11.338883	11.22%	8,976
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	2,553
2006*	10.000000	10.508981	5.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	14.022071	13.782086	-1.71%	27,522
2014	13.580533	14.022071	3.25%	18,178
2013	11.872166	13.580533	14.39%	15,965
2012	10.632757	11.872166	11.66%	3,571
2011	10.900559	10.632757	-2.46%	2,166
2010	9.648611	10.900559	12.98%	4,572
2009	7.595069	9.648611	27.04%	9,121
2008	11.442011	7.595069	-33.62%	4,572
2007	10.528964	11.442011	8.67%	24,349
2006*	10.000000	10.528964	5.29%	6,095
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.218184	13.979113	-1.68%	5,170
2014	13.744581	14.218184	3.45%	7,473
2013	11.467459	13.744581	19.86%	7,491
2012	10.066257	11.467459	13.92%	7,511
2011	10.486471	10.066257	-4.01%	13,558
2010	9.163717	10.486471	14.43%	2,372
2009	7.069088	9.163717	29.63%	10,564
2008	11.572273	7.069088	-38.91%	10,564
2007	10.549111	11.572273	9.70%	10,564
2006*	10.000000	10.549111	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.555660	8.252280	-21.82%	13,527
2014	12.266121	10.555660	-13.94%	18,848
2013	10.015617	12.266121	22.47%	21,060
2012	9.694050	10.015617	3.32%	23,757
2011	10.365409	9.694050	-6.48%	28,460
2010	8.817909	10.365409	17.55%	44,164
2009	6.057053	8.817909	45.58%	41,367
2008	13.466625	6.057053	-55.02%	51,075
2007	9.373560	13.466625	43.67%	43,954
2006*	10.000000	9.373560	-6.26%	33,998
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	22.665829	21.445615	-5.38%	162,670
2014	21.147463	22.665829	7.18%	198,055
2013	16.745892	21.147463	26.28%	216,520
2012	14.485799	16.745892	15.60%	223,094
2011	14.558594	14.485799	-0.50%	236,437
2010	12.822952	14.558594	13.54%	246,642
2009	9.996397	12.822952	28.28%	295,829
2008	17.686387	9.996397	-43.48%	353,036
2007	17.679134	17.686387	0.04%	455,254
2006	14.923707	17.679134	18.46%	559,447

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	20.815277	21.982488	5.61%	98,620
2014	18.976948	20.815277	9.69%	100,236
2013	14.123356	18.976948	34.37%	89,148
2012	12.499038	14.123356	13.00%	103,300
2011	12.651861	12.499038	-1.21%	119,435
2010	10.337912	12.651861	22.38%	133,892
2009	8.177572	10.337912	26.42%	168,185
2008	15.710359	8.177572	-47.95%	226,644
2007	12.553328	15.710359	25.15%	310,289
2006	11.922071	12.553328	5.29%	342,097
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.370073	15.542531	-5.06%	80,623
2014	16.417672	16.370073	-0.29%	28,140
2013	15.719020	16.417672	4.44%	33,365
2012	13.953786	15.719020	12.65%	35,878
2011	13.609972	13.953786	2.53%	37,288
2010	12.124453	13.609972	12.25%	48,612
2009	8.548305	12.124453	41.83%	55,837
2008	11.563598	8.548305	-26.08%	64,249
2007	11.419344	11.563598	1.26%	84,224
2006	10.411407	11.419344	9.68%	284,732
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.294645	14.002143	-2.05%	32,049
2014	13.701852	14.294645	4.33%	34,848
2013	14.156871	13.701852	-3.21%	36,957
2012	13.568328	14.156871	4.34%	47,223
2011	12.828733	13.568328	5.77%	74,253
2010	12.076844	12.828733	6.23%	88,733
2009	10.583295	12.076844	14.11%	87,805
2008	11.099433	10.583295	-4.65%	63,270
2007	10.797409	11.099433	2.80%	55,587
2006	10.493546	10.797409	2.90%	71,553
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.469632	16.003604	-2.83%	21,526
2014	15.720897	16.469632	4.76%	29,998
2013	11.712215	15.720897	34.23%	33,271
2012	10.346673	11.712215	13.20%	51,155
2011	11.746913	10.346673	-11.92%	60,365
2010	9.251935	11.746913	26.97%	78,938
2009	6.698216	9.251935	38.13%	59,466
2008	11.224769	6.698216	-40.33%	59,035
2007	9.853242	11.224769	13.92%	63,486
2006*	10.000000	9.853242	-1.47%	40,781

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	18.126006	18.505429	2.09%	20,468
2014	20.006826	18.126006	-9.40%	5,183
2013	15.555301	20.006826	28.62%	6,125
2012	13.081522	15.555301	18.91%	6,220
2011	16.020275	13.081522	-18.34%	6,532
2010	14.372058	16.020275	11.47%	7,448
2009	11.522435	14.372058	24.73%	17,573
2008	20.807759	11.522435	-44.62%	21,530
2007	17.997284	20.807759	15.62%	21,820
2006	15.467025	17.997284	16.36%	26,819
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	22.418957	21.440675	-4.36%	2,052
2014	21.300268	22.418957	5.25%	2,016
2013	16.552264	21.300268	28.68%	2,043
2012	13.201500	16.552264	25.38%	2,512
2011	14.680826	13.201500	-10.08%	6,836
2010	11.768316	14.680826	24.75%	29,657
2009	7.579168	11.768316	55.27%	28,365
2008	15.736301	7.579168	-51.84%	15,987
2007	15.106887	15.736301	4.17%	25,934
2006	13.178479	15.106887	14.63%	21,558
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.620008	11.676101	-7.48%	12,241
2014	12.438455	12.620008	1.46%	12,635
2013	10.187087	12.438455	22.10%	12,737
2012	8.953922	10.187087	13.77%	17,503
2011	9.218340	8.953922	-2.87%	28,540
2010	8.475367	9.218340	8.77%	15,130
2009	6.595954	8.475367	28.49%	4,150
2008*	10.000000	6.595954	-34.04%	1,200
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.284102	14.014111	-8.31%	120,477
2014	14.809675	15.284102	3.20%	160,281
2013	13.175492	14.809675	12.40%	201,155
2012	11.856123	13.175492	11.13%	324,272
2011	11.738165	11.856123	1.00%	318,629
2010	10.560423	11.738165	11.15%	340,303
2009	7.894728	10.560423	33.77%	351,518
2008	11.376790	7.894728	-30.61%	124,305
2007	11.115728	11.376790	2.35%	150,973
2006*	10.000000	11.115728	11.16%	77,100

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.395158	14.065411	-8.64%	6,148
2014	15.517245	15.395158	-0.79%	6,020
2013	11.545575	15.517245	34.40%	20,110
2012	9.886094	11.545575	16.79%	20,964
2011	10.412660	9.886094	-5.06%	22,657
2010	8.231833	10.412660	26.49%	33,752
2009	6.460770	8.231833	27.41%	11,475
2008	9.777596	6.460770	-33.92%	42,995
2007	10.153798	9.777596	-3.71%	10,388
2006*	10.000000	10.153798	1.54%	33,355
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.343599	7.410485	-20.69%	13,859
2014*	10.000000	9.343599	-6.56%	13,012
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.655505	7.984248	-7.76%	11,745
2014*	10.000000	8.655505	-13.44%	12,304
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.994111	9.434766	-5.60%	58,889
2014*	10.000000	9.994111	-0.06%	118,547
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.226781	10.275245	0.47%	3,543
2014	9.905190	10.226781	3.25%	5,771
2013*	10.000000	9.905190	-0.95%	3,062
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.189934	14.663314	3.34%	0
2014	13.297860	14.189934	6.71%	0
2013	9.642499	13.297860	37.91%	2,410
2012*	10.000000	9.642499	-3.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.940168	13.895240	-0.32%	1,111
2014	13.121647	13.940168	6.24%	0
2013	9.737053	13.121647	34.76%	0
2012*	10.000000	9.737053	-2.63%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.667098	25.919646	-9.58%	50,509
2014	30.674498	28.667098	-6.54%	47,725
2013	24.849103	30.674498	23.44%	47,988
2012	21.136731	24.849103	17.56%	38,876
2011	23.089227	21.136731	-8.46%	22,878
2010	21.536641	23.089227	7.21%	36,868
2009	17.387222	21.536641	23.30%	11,501
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.782774	-2.17%	6,688

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.901256	16.454881	10.43%	79,510
2014	13.925952	14.901256	7.00%	96,577
2013	10.785306	13.925952	29.12%	105,543
2012	8.827190	10.785306	22.18%	116,218
2011	9.615212	8.827190	-8.20%	97,936
2010	9.153635	9.615212	5.04%	127,532
2009	6.354726	9.153635	44.04%	139,955
2008	11.567341	6.354726	-45.06%	171,044
2007	8.582315	11.567341	34.78%	176,269
2006	7.972641	8.582315	7.65%	181,586
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.558459	7.802824	3.23%	89,409
2014	7.006919	7.558459	7.87%	136,717
2013	5.246127	7.006919	33.56%	138,776
2012	4.463381	5.246127	17.54%	128,836
2011	4.953177	4.463381	-9.89%	17,780
2010	4.036206	4.953177	22.72%	21,061
2009	2.607720	4.036206	54.78%	21,192
2008	4.718130	2.607720	-44.73%	23,321
2007	3.930244	4.718130	20.05%	24,917
2006	3.694652	3.930244	6.38%	35,834
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.491225	11.237618	-10.04%	40,279
2014	14.405470	12.491225	-13.29%	47,615
2013	12.777721	14.405470	12.74%	53,275
2012	11.444515	12.777721	11.65%	89,103
2011	17.145500	11.444515	-33.25%	12,698
2010	13.901995	17.145500	23.33%	15,578
2009	7.869575	13.901995	76.65%	20,601
2008	16.699513	7.869575	-52.88%	21,874
2007	13.224007	16.699513	26.28%	24,508
2006	9.141690	13.224007	44.66%	44,120
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.412954	24.404181	-3.97%	16,723
2014	22.379755	25.412954	13.55%	17,673
2013	17.147153	22.379755	30.52%	21,754
2012	14.439939	17.147153	18.75%	13,089
2011	14.327528	14.439939	0.78%	22,855
2010	11.764239	14.327528	21.79%	11,374
2009	9.412391	11.764239	24.99%	12,737
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	16.850590	16.467843	-2.27%	36,874
2014	15.499830	16.850590	8.71%	40,030
2013	11.587269	15.499830	33.77%	36,867
2012	10.136310	11.587269	14.31%	33,088
2011	10.322888	10.136310	-1.81%	31,734
2010	9.408753	10.322888	9.72%	26,934
2009	7.788820	9.408753	20.80%	20,857
2008	11.739304	7.788820	-33.65%	27,704
2007	11.060891	11.739304	6.13%	11,170
2006*	10.000000	11.060891	10.61%	6,025
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.959329	15.690071	4.88%	33,670
2014	14.994200	14.959329	-0.23%	23,553
2013	11.908476	14.994200	25.91%	21,006
2012	10.412896	11.908476	14.36%	15,655
2011	10.746091	10.412896	-3.10%	8,623
2010*	10.000000	10.746091	7.46%	2,458
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.727478	21.462048	-5.57%	69,737
2014	20.366653	22.727478	11.59%	78,999
2013	15.652340	20.366653	30.12%	97,060
2012	13.838017	15.652340	13.11%	119,346
2011	13.936878	13.838017	-0.71%	139,649
2010	12.451066	13.936878	11.93%	168,203
2009*	10.000000	12.451066	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.617188	14.561756	-0.38%	116,713
2014	14.112912	14.617188	3.57%	74,980
2013	11.604010	14.112912	21.62%	76,367
2012	10.165503	11.604010	14.15%	36,135
2011	10.209472	10.165503	-0.43%	31,956
2010	9.238844	10.209472	10.51%	29,312
2009	7.588470	9.238844	21.75%	32,766
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.730420	11.545328	-1.58%	32,816
2014	11.327043	11.730420	3.56%	31,469
2013	11.785385	11.327043	-3.89%	41,988
2012	11.381759	11.785385	3.55%	72,141
2011	10.912484	11.381759	4.30%	74,687
2010	10.436622	10.912484	4.56%	83,519
2009	9.433308	10.436622	10.64%	99,907

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.460382	16.249589	5.10%	40,656
2014	15.389466	15.460382	0.46%	34,112
2013	12.126730	15.389466	26.91%	36,480
2012	10.069132	12.126730	20.43%	29,917
2011	11.254382	10.069132	-10.53%	30,123
2010	10.249994	11.254382	9.80%	35,118
2009	7.337562	10.249994	39.69%	28,878
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.784351	15.522153	4.99%	38,752
2014	13.867974	14.784351	6.61%	42,867
2013	10.846099	13.867974	27.86%	55,696
2012	9.365156	10.846099	15.81%	70,675
2011	9.960000	9.365156	-5.97%	80,193
2010	8.542120	9.960000	16.60%	95,714
2009	6.239296	8.542120	36.91%	111,023
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.429965	13.392624	-0.28%	14,019
2014	12.350590	13.429965	8.74%	12,563
2013	9.415433	12.350590	31.17%	12,707
2012	8.153379	9.415433	15.48%	19,553
2011	8.453715	8.153379	-3.55%	24,985
2010	7.721847	8.453715	9.48%	26,534
2009	5.989361	7.721847	28.93%	56,770
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.675241	19.864318	-3.92%	37,174
2014	20.436953	20.675241	1.17%	44,858
2013	19.348266	20.436953	5.63%	18,260
2012	17.121352	19.348266	13.01%	32,629
2011	16.716897	17.121352	2.42%	34,325
2010	14.975621	16.716897	11.63%	39,287
2009	10.397663	14.975621	44.03%	46,161
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	19.445842	17.974954	-7.56%	25,107
2014	18.056492	19.445842	7.69%	26,335
2013	13.494159	18.056492	33.81%	28,794
2012	11.547116	13.494159	16.86%	27,633
2011	11.983456	11.547116	-3.64%	29,020
2010	10.492443	11.983456	14.21%	26,933
2009	8.273910	10.492443	26.81%	28,505
2008	13.311361	8.273910	-37.84%	30,942
2007	13.800459	13.311361	-3.54%	39,924
2006	12.069113	13.800459	14.35%	53,337
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.171856	-8.28%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.370503	-6.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.262628	12.942314	-2.42%	61,852
2014	12.611803	13.262628	5.16%	74,797
2013	8.889130	12.611803	41.88%	83,010
2012	7.705574	8.889130	15.36%	102,822
2011	8.837654	7.705574	-12.81%	130,936
2010	7.749115	8.837654	14.05%	143,409
2009	5.135407	7.749115	50.90%	195,589
2008*	10.000000	5.135407	-48.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.198163	14.944431	-1.67%	1,901
2014	13.929269	15.198163	9.11%	1,901
2013	10.175248	13.929269	36.89%	12,258
2012	9.251044	10.175248	9.99%	1,340
2011	9.685356	9.251044	-4.48%	1,279
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.799134	12.404890	-3.08%	0
2014	12.415957	12.799134	3.09%	0
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.647807	12.344881	-2.40%	13,149
2014	12.292622	12.647807	2.89%	11,919
2013	10.867888	12.292622	13.11%	12,067
2012	9.919751	10.867888	9.56%	9,556
2011	10.192308	9.919751	-2.67%	12,418
2010	9.357952	10.192308	8.92%	14,612
2009	7.916818	9.357952	18.20%	22,037
2008*	10.000000	7.916818	-20.83%	12,756
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.889463	12.546506	-2.66%	27,989
2014	12.479625	12.889463	3.28%	28,824
2013	10.433676	12.479625	19.61%	32,890
2012	9.307046	10.433676	12.11%	31,602
2011	9.771043	9.307046	-4.75%	31,972
2010	8.812871	9.771043	10.87%	45,769
2009	7.194892	8.812871	22.49%	46,616
2008*	10.000000	7.194892	-28.05%	52,975

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.923875	11.676574	-2.07%	0
2014	11.696785	11.923875	1.94%	2,909
2013	11.299466	11.696785	3.52%	3,578
2012	10.655439	11.299466	6.04%	3,578
2011	10.650655	10.655439	0.04%	3,578
2010	10.108923	10.650655	5.36%	3,666
2009	9.066730	10.108923	11.49%	2,831
2008*	10.000000	9.066730	-9.33%	780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.922285	10.249384	-6.16%	2,105
2014	10.960668	10.922285	-0.35%	2,619
2013*	10.000000	10.960668	9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.781824	12.474867	-2.40%	35,820
2014	12.390488	12.781824	3.16%	38,227
2013	10.661747	12.390488	16.21%	41,719
2012	9.618214	10.661747	10.85%	48,754
2011	9.982416	9.618214	-3.65%	48,545
2010	9.085842	9.982416	9.87%	64,111
2009	7.552592	9.085842	20.30%	77,850
2008*	10.000000	7.552592	-24.47%	37,110
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.819720	12.455975	-2.84%	9,219
2014	12.428198	12.819720	3.15%	9,400
2013	10.137244	12.428198	22.60%	23,935
2012	8.968194	10.137244	13.04%	17,979
2011	9.536164	8.968194	-5.96%	18,061
2010	8.531026	9.536164	11.78%	20,107
2009	6.831944	8.531026	24.87%	19,732
2008*	10.000000	6.831944	-31.68%	13,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.467336	12.168029	-2.40%	5,009
2014	12.142261	12.467336	2.68%	5,025
2013	11.064882	12.142261	9.74%	5,041
2012	10.192902	11.064882	8.55%	5,055
2011	10.360114	10.192902	-1.61%	5,070
2010	9.631751	10.360114	7.56%	2,990
2009	8.296674	9.631751	16.09%	3,832
2008*	10.000000	8.296674	-17.03%	59,289

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.521223	12.263219	-2.06%	24,823
2014	12.081801	12.521223	3.64%	24,905
2013	12.485812	12.081801	-3.24%	25,332
2012	11.746298	12.485812	6.30%	25,332
2011	11.169967	11.746298	5.16%	25,332
2010	10.576480	11.169967	5.61%	25,332
2009	9.855478	10.576480	7.32%	25,332
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.322944	13.075110	-1.86%	1,619
2014	12.876674	13.322944	3.47%	4,475
2013	13.325910	12.876674	-3.37%	4,695
2012	12.611065	13.325910	5.67%	3,283
2011	12.054199	12.611065	4.62%	5,362
2010	11.302080	12.054199	6.65%	615
2009	9.839470	11.302080	14.86%	884
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	21.098791	17.484463	-17.13%	13,671
2014	22.633893	21.098791	-6.78%	41,239
2013	22.773826	22.633893	-0.61%	81
2012	19.695139	22.773826	15.63%	81
2011	25.718880	19.695139	-23.42%	81
2010	22.440645	25.718880	14.61%	288
2009	13.928802	22.440645	61.11%	288
2008	33.429532	13.928802	-58.33%	343
2007	23.278840	33.429532	43.60%	2,349
2006	17.259135	23.278840	34.88%	2,563
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	16.044572	15.810755	-1.46%	90,092
2014	15.553483	16.044572	3.16%	95,935
2013	16.432766	15.553483	-5.35%	115,885
2012	16.164092	16.432766	1.66%	132,278
2011	15.276366	16.164092	5.81%	151,529
2010	14.778718	15.276366	3.37%	208,819
2009	14.588744	14.778718	1.30%	243,813
2008	13.728590	14.588744	6.27%	333,571
2007	12.987757	13.728590	5.70%	325,572
2006	12.739345	12.987757	1.95%	319,813
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.649527	13.053592	-4.37%	25,033
2014	13.898650	13.649527	-1.79%	31,880
2013	11.956608	13.898650	16.24%	3,595
2012	10.484212	11.956608	14.04%	3,624
2011	11.777490	10.484212	-10.98%	3,653
2010	10.537955	11.777490	11.76%	890
2009	8.234631	10.537955	27.97%	904

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.799263	9.532700	-2.72%	574
2014	10.588556	9.799263	-7.45%	0
2013	8.869766	10.588556	19.38%	0
2012	7.606187	8.869766	16.61%	0
2011	8.846856	7.606187	-14.02%	12,696
2010	8.350063	8.846856	5.95%	0
2009	6.581420	8.350063	26.87%	0
2008	11.723228	6.581420	-43.86%	0
2007	10.864484	11.723228	7.90%	46
2006*	10.000000	10.864484	8.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.239359	18.790184	-2.33%	29,921
2014	18.576531	19.239359	3.57%	29,978
2013	14.798477	18.576531	25.53%	34,167
2012	12.943096	14.798477	14.33%	33,474
2011	13.656755	12.943096	-5.23%	33,549
2010	12.076832	13.656755	13.08%	38,485
2009	9.623865	12.076832	25.49%	39,702
2008	15.446943	9.623865	-37.70%	40,600
2007	14.778924	15.446943	4.52%	40,112
2006	12.818377	14.778924	15.29%	38,304
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.492881	15.257174	-1.52%	8,539
2014	15.016353	15.492881	3.17%	9,181
2013	13.420290	15.016353	11.89%	496
2012	12.437013	13.420290	7.91%	521
2011	12.496296	12.437013	-0.47%	548
2010	11.535143	12.496296	8.33%	577
2009*	10.000000	11.535143	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.697939	17.366154	-1.87%	3,929
2014	17.051415	17.697939	3.79%	4,230
2013	14.464860	17.051415	17.88%	4,526
2012	13.063036	14.464860	10.73%	0
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.90%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.083076	13.929738	-1.09%	23,302
2014	13.741215	14.083076	2.49%	22,761
2013	13.287252	13.741215	3.42%	35,161
2012	12.806695	13.287252	3.75%	97,615
2011	12.611921	12.806695	1.54%	103,259
2010	12.073063	12.611921	4.46%	83,283
2009	11.219083	12.073063	7.61%	85,157
2008	12.101477	11.219083	-7.29%	192,874
2007	11.641531	12.101477	3.95%	242,975
2006	11.115251	11.641531	4.73%	146,501
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.231749	16.942218	-1.68%	146,422
2014	16.607120	17.231749	3.76%	145,050
2013	14.434296	16.607120	15.05%	178,762
2012	13.204604	14.434296	9.31%	187,860
2011	13.390343	13.204604	-1.39%	215,108
2010	12.237903	13.390343	9.42%	298,911
2009	10.412824	12.237903	17.53%	315,073
2008	13.743287	10.412824	-24.23%	242,503
2007	13.186120	13.743287	4.23%	259,899
2006	12.003325	13.186120	9.85%	301,072
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.546877	18.162959	-2.07%	71,148
2014	17.912742	18.546877	3.54%	90,365
2013	14.837537	17.912742	20.73%	93,508
2012	13.221717	14.837537	12.22%	78,392
2011	13.693488	13.221717	-3.45%	101,385
2010	12.301916	13.693488	11.31%	106,877
2009	10.024929	12.301916	22.71%	121,779
2008	14.811897	10.024929	-32.32%	107,417
2007	14.145692	14.811897	4.71%	142,280
2006	12.518467	14.145692	13.00%	139,587

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.928511	15.708679	-1.38%	23,641
2014	15.415864	15.928511	3.33%	24,052
2013	14.142558	15.415864	9.00%	26,560
2012	13.269686	14.142558	6.58%	23,660
2011	13.179063	13.269686	0.69%	26,110
2010	12.310900	13.179063	7.05%	50,315
2009	10.893172	12.310900	13.01%	56,873
2008	12.997689	10.893172	-16.19%	139,667
2007	12.447195	12.997689	4.42%	62,381
2006	11.636906	12.447195	6.96%	86,526
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.704674	23.538890	3.67%	244,239
2014	21.153880	22.704674	7.33%	257,574
2013	15.685978	21.153880	34.86%	279,972
2012	13.397708	15.685978	17.08%	309,487
2011	13.890956	13.397708	-3.55%	344,276
2010	12.937705	13.890956	7.33%	416,369
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	43.296103	41.629180	-3.85%	57,684
2014	40.110083	43.296103	7.94%	61,106
2013	30.559456	40.110083	31.25%	65,115
2012	26.370825	30.559456	15.88%	68,879
2011	27.428840	26.370825	-3.86%	86,703
2010	22.031318	27.428840	24.50%	84,377
2009	16.330450	22.031318	34.91%	90,870
2008	26.054702	16.330450	-37.32%	95,850
2007	24.556798	26.054702	6.10%	116,522
2006	22.651820	24.556798	8.41%	155,959
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	11.021309	10.872525	-1.35%	305,040
2014	11.172134	11.021309	-1.35%	288,704
2013	11.325016	11.172134	-1.35%	223,095
2012	11.480419	11.325016	-1.35%	294,522
2011	11.637084	11.480419	-1.35%	316,213
2010	11.796315	11.637084	-1.35%	313,846
2009	11.952729	11.796315	-1.31%	446,246
2008	11.872477	11.952729	0.68%	861,803
2007	11.485385	11.872477	3.37%	621,501
2006	11.137564	11.485385	3.12%	589,758

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	18.298919	17.530122	-4.20%	64,607
2014	17.855870	18.298919	2.48%	70,644
2013	18.306060	17.855870	-2.46%	71,190
2012	16.532028	18.306060	10.73%	76,360
2011	15.876876	16.532028	4.13%	77,289
2010	14.553266	15.876876	9.09%	92,627
2009	11.860742	14.553266	22.70%	94,199
2008	14.536664	11.860742	-18.41%	72,511
2007	14.085245	14.536664	3.20%	179,463
2006	13.618583	14.085245	3.43%	133,129
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	18.120401	17.787934	-1.83%	21,590
2014	18.555448	18.120401	-2.34%	22,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.023426	8.445892	-6.40%	9,500
2014*	10.000000	9.023426	-9.77%	11,484
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.649078	14.947638	2.04%	19,668
2014	13.446306	14.649078	8.94%	18,783
2013	10.115899	13.446306	32.92%	19,330
2012	8.813259	10.115899	14.78%	19,696
2011	9.201018	8.813259	-4.21%	24,157
2010	8.074482	9.201018	13.95%	20,935
2009	6.306937	8.074482	28.03%	8,677
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.388658	15.657936	-4.46%	6,796
2014	15.031873	16.388658	9.03%	6,819
2013	11.250478	15.031873	33.61%	6,457
2012	9.680650	11.250478	16.22%	7,652
2011	10.420399	9.680650	-7.10%	11,522
2010*	10.000000	10.420399	4.20%	14,151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.692361	13.043322	-4.74%	0
2014	12.590098	13.692361	8.75%	0
2013	9.451663	12.590098	33.21%	0
2012	8.147953	9.451663	16.00%	0
2011	8.795065	8.147953	-7.36%	0
2010	7.907475	8.795065	11.22%	3,562
2009	6.291166	7.907475	25.69%	7,922
2008*	10.000000	6.291166	-37.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.708476	14.483057	-1.53%	12,052
2014	14.331504	14.708476	2.63%	14,069
2013	10.455602	14.331504	37.07%	16,719
2012	9.224248	10.455602	13.35%	17,210
2011	9.763175	9.224248	-5.52%	21,503
2010	7.803801	9.763175	25.11%	23,500
2009	6.222846	7.803801	25.41%	24,892
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.451836	14.207446	-1.69%	71,346
2014	14.124232	14.451836	2.32%	71,803
2013	10.329616	14.124232	36.74%	79,671
2012	9.133713	10.329616	13.09%	84,686
2011	9.689752	9.133713	-5.74%	98,234
2010	7.766574	9.689752	24.76%	107,722
2009	6.213418	7.766574	25.00%	115,630
2008*	10.000000	6.213418	-37.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.383024	16.653512	-4.20%	61,856
2014	15.058030	17.383024	15.44%	68,475
2013	11.250215	15.058030	33.85%	75,701
2012	9.802270	11.250215	14.77%	82,230
2011	10.172277	9.802270	-3.64%	89,658
2010	8.619231	10.172277	18.02%	93,873
2009	6.696728	8.619231	28.71%	115,663
2008*	10.000000	6.696728	-33.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	22.064377	21.931086	-0.60%	21,676
2014	21.754692	22.064377	1.42%	18,325
2013	15.283278	21.754692	42.34%	22,802
2012	13.657634	15.283278	11.90%	22,485
2011	13.934498	13.657634	-1.99%	23,362
2010	11.259668	13.934498	23.76%	27,520
2009	8.954701	11.259668	25.74%	28,776
2008	16.941859	8.954701	-47.14%	36,044
2007	15.649135	16.941859	8.26%	39,114
2006	15.369821	15.649135	1.82%	51,836
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	53.408083	49.513928	-7.29%	32,280
2014	50.586713	53.408083	5.58%	35,493
2013	36.523118	50.586713	38.51%	41,801
2012	30.739299	36.523118	18.82%	44,243
2011	32.823421	30.739299	-6.35%	49,883
2010	26.280420	32.823421	24.90%	56,231
2009	21.106873	26.280420	24.51%	66,401
2008	31.535594	21.106873	-33.07%	78,820
2007	34.336874	31.535594	-8.16%	105,464
2006	29.673774	34.336874	15.71%	135,023

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	41.122420	39.903872	-2.96%	28,582
2014	41.348152	41.122420	-0.55%	31,272
2013	29.745687	41.348152	39.01%	30,281
2012	26.106504	29.745687	13.94%	34,350
2011	28.020726	26.106504	-6.83%	39,817
2010	22.665147	28.020726	23.63%	44,889
2009	17.056405	22.665147	32.88%	53,165
2008	27.972742	17.056405	-39.02%	61,214
2007	27.765664	27.972742	0.75%	76,802
2006	25.120487	27.765664	10.53%	100,416
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	19.190611	19.108623	-0.43%	32,515
2014	17.346060	19.190611	10.63%	33,347
2013	13.411983	17.346060	29.33%	36,260
2012	11.903878	13.411983	12.67%	37,972
2011	12.002966	11.903878	-0.83%	41,904
2010	10.724675	12.002966	11.92%	48,248
2009	8.621508	10.724675	24.39%	65,825
2008	14.953776	8.621508	-42.35%	84,209
2007	14.013068	14.953776	6.71%	96,035
2006	12.500702	14.013068	12.10%	116,286
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.385852	13.431342	-6.64%	70,490
2014	11.314467	14.385852	27.15%	114,410
2013	11.130361	11.314467	1.65%	137,434
2012	9.744667	11.130361	14.22%	160,508
2011	9.274797	9.744667	5.07%	161,765
2010	7.221893	9.274797	28.43%	149,903
2009	5.595431	7.221893	29.07%	159,616
2008*	10.000000	5.595431	-44.05%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.045731	12.990960	-0.42%	3,675
2014	11.694886	13.045731	11.55%	3,103
2013*	10.000000	11.694886	16.95%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.510667	10.333404	-1.69%	14,059
2014	10.602135	10.510667	-0.86%	18,739
2013	10.735896	10.602135	-1.25%	19,012
2012	10.512764	10.735896	2.12%	14,530
2011	10.519687	10.512764	-0.07%	17,584
2010	10.411702	10.519687	1.04%	25,573
2009	9.853625	10.411702	5.66%	35,342
2008*	10.000000	9.853625	-1.46%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.959975	12.160852	-6.17%	132
2014	12.565419	12.959975	3.14%	13,021
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.823482	14.052606	-5.20%	1,782
2014	16.359131	14.823482	-9.39%	1,782
2013	13.808265	16.359131	18.47%	939
2012	11.707206	13.808265	17.95%	745
2011	13.551092	11.707206	-13.61%	745
2010	12.916734	13.551092	4.91%	745
2009*	10.000000	12.916734	29.12%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.579440	-4.21%	1,409
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.552575	10.429238	-1.17%	44,284
2014	10.632133	10.552575	-0.75%	42,213
2013	10.711573	10.632133	-0.74%	62,062
2012	10.380494	10.711573	3.19%	36,602
2011	10.491860	10.380494	-1.06%	61,274
2010	10.101568	10.491860	3.86%	64,057
2009	9.035620	10.101568	11.80%	57,445
2008	10.580072	9.035620	-14.60%	68,690
2007	10.237167	10.580072	3.35%	83,993
2006	9.958429	10.237167	2.80%	85,808
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.568075	20.196334	-1.81%	0
2014	18.888557	20.568075	8.89%	0
2013	13.914592	18.888557	35.75%	0
2012	12.709959	13.914592	9.48%	0
2011	13.293024	12.709959	-4.39%	610
2010	10.968053	13.293024	21.20%	4,771
2009	8.459602	10.968053	29.65%	373
2008	14.161115	8.459602	-40.26%	961
2007	13.340303	14.161115	6.15%	961
2006	11.892729	13.340303	12.17%	1,922
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	23.136178	24.331612	5.17%	17,769
2014	22.170433	23.136178	4.36%	39,927
2013	16.526682	22.170433	34.15%	40,515
2012	14.387112	16.526682	14.87%	50,136
2011	14.425526	14.387112	-0.27%	32,233
2010	11.471960	14.425526	25.75%	26,054
2009	8.769449	11.471960	30.82%	32,973
2008	17.453795	8.769449	-49.76%	44,330
2007	16.640228	17.453795	4.89%	43,121
2006	16.383114	16.640228	1.57%	70,927

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.432936	18.901275	2.54%	148,716
2014	18.266478	18.432936	0.91%	159,490
2013	14.544654	18.266478	25.59%	84,726
2012	12.158600	14.544654	19.62%	97,499
2011	13.438803	12.158600	-9.53%	114,284
2010	11.747140	13.438803	14.40%	128,518
2009	8.519524	11.747140	37.88%	143,013
2008	14.439213	8.519524	-41.00%	164,656
2007	13.767875	14.439213	4.88%	200,783
2006	11.857869	13.767875	16.11%	251,845
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.149378	9.786026	-3.58%	17,992
2014	10.004279	10.149378	1.45%	63,686
2013	10.154625	10.004279	-1.48%	63,875
2012*	10.000000	10.154625	1.55%	7,392
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.030960	9.185747	1.71%	934
2014*	10.000000	9.030960	-9.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	22.168648	22.597250	1.93%	64,681
2014	20.299315	22.168648	9.21%	75,792
2013	15.615420	20.299315	30.00%	79,565
2012	13.544448	15.615420	15.29%	95,047
2011	13.731396	13.544448	-1.36%	114,773
2010	11.988148	13.731396	14.54%	126,515
2009	9.472790	11.988148	26.55%	137,925
2008	15.606456	9.472790	-39.30%	153,753
2007	15.150935	15.606456	3.01%	182,930
2006	13.351587	15.150935	13.48%	207,177
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.992191	15.773911	-7.17%	9,055
2014	15.388351	16.992191	10.42%	22,689
2013	11.061742	15.388351	39.11%	12,694
2012	9.503968	11.061742	16.39%	15,901
2011	9.851723	9.503968	-3.53%	13,340
2010	8.092326	9.851723	21.74%	24,926
2009	5.979109	8.092326	35.34%	28,102
2008	9.749103	5.979109	-38.67%	14,393
2007	10.004288	9.749103	-2.55%	18,030
2006*	10.000000	10.004288	0.04%	9,038
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.697623	9.340431	-3.68%	1,013
2014*	10.000000	9.697623	-3.02%	1,078

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.872960	10.872244	-8.43%	4,746
2014	11.999326	11.872960	-1.05%	9,436
2013	13.018453	11.999326	-7.83%	9,578
2012	12.540903	13.018453	3.81%	6,082
2011	11.725233	12.540903	6.96%	17,462
2010	10.867188	11.725233	7.90%	12,446
2009*	10.000000	10.867188	8.64%	473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.550147	11.418016	-1.14%	131,563
2014	11.621253	11.550147	-0.61%	104,159
2013	11.807707	11.621253	-1.58%	68,736
2012	11.318862	11.807707	4.32%	83,701
2011	11.358857	11.318862	-0.35%	74,276
2010	10.946630	11.358857	3.77%	65,447
2009*	10.000000	10.946630	9.43%	18,699
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.513076	31.635835	10.95%	71,663
2014	22.025783	28.513076	29.45%	80,585
2013	14.833985	22.025783	48.48%	75,073
2012	11.478993	14.833985	29.23%	49,949
2011	10.541009	11.478993	8.90%	17,270
2010*	10.000000	10.541009	5.41%	5,783
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.906894	12.649745	-1.99%	844
2014	12.130637	12.906894	6.40%	844
2013	12.335750	12.130637	-1.66%	844
2012	11.426292	12.335750	7.96%	1,782
2011	10.963069	11.426292	4.23%	2,095
2010	10.372014	10.963069	5.70%	2,863
2009	9.589082	10.372014	8.16%	3,028
2008	10.824988	9.589082	-11.42%	3,432
2007	10.406425	10.824988	4.02%	7,789
2006*	10.000000	10.406425	4.06%	5,258
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	42.660572	41.615107	-2.45%	470
2014	42.014417	42.660572	1.54%	496
2013	46.673255	42.014417	-9.98%	521
2012	40.109303	46.673255	16.37%	9,259
2011	37.985266	40.109303	5.59%	9,792
2010	35.085823	37.985266	8.26%	10,024
2009	27.314305	35.085823	28.45%	10,059
2008	32.565389	27.314305	-16.12%	10,285
2007	30.989172	32.565389	5.09%	10,830
2006	28.348378	30.989172	9.32%	11,036
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.223058	-17.77%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	56.800058	48.192601	-15.15%	4,576
2014	57.817314	56.800058	-1.76%	12,582
2013	52.319526	57.817314	10.51%	14,191
2012	40.857991	52.319526	28.05%	14,662
2011	55.770790	40.857991	-26.74%	2,053
2010	44.570461	55.770790	25.13%	2,390
2009	21.193516	44.570461	110.30%	5,283
2008	61.000464	21.193516	-65.26%	5,546
2007	44.936453	61.000464	35.75%	11,756
2006	32.653846	44.936453	37.61%	16,286
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	39.121254	25.684375	-34.35%	4,631
2014	49.022134	39.121254	-20.20%	5,140
2013	44.957225	49.022134	9.04%	5,501
2012	44.081324	44.957225	1.99%	10,847
2011	53.481851	44.081324	-17.58%	929
2010	41.949101	53.481851	27.49%	989
2009	26.992877	41.949101	55.41%	1,056
2008	50.790086	26.992877	-46.85%	2,492
2007	35.422343	50.790086	43.38%	3,172
2006	28.841712	35.422343	22.82%	3,787
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.342503	5.462367	-34.52%	14,197
2014	10.485340	8.342503	-20.44%	7,922
2013	9.636684	10.485340	8.81%	8,966
2012*	10.000000	9.636684	-3.63%	185
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.507226	22.521403	-4.19%	8,213
2014	24.284944	23.507226	-3.20%	4,448
2013	16.386239	24.284944	48.20%	1,910
2012	15.398932	16.386239	6.41%	1,704
2011	16.361321	15.398932	-5.88%	1,613
2010	13.082528	16.361321	25.06%	21,457
2009*	10.000000	13.082528	30.78%	4,073

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	16.690007	15.519308	-7.01%	4,178
2014	15.537029	16.690007	7.42%	4,415
2013	11.448774	15.537029	35.71%	7,529
2012	9.801452	11.448774	16.81%	6,281
2011	10.878283	9.801452	-9.90%	6,594
2010	8.715275	10.878283	24.82%	14,774
2009	6.195961	8.715275	40.66%	3,851
2008*	10.000000	6.195961	-38.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.540956	13.021845	-3.83%	37,579
2014	13.294537	13.540956	1.85%	53,015
2013	14.732555	13.294537	-9.76%	58,802
2012	13.914531	14.732555	5.88%	75,234
2011	12.628349	13.914531	10.18%	79,623
2010	12.183910	12.628349	3.65%	81,566
2009	11.211657	12.183910	8.67%	81,859
2008	11.554412	11.211657	-2.97%	66,367
2007	10.703194	11.554412	7.95%	63,133
2006	10.685142	10.703194	0.17%	53,407
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	22.193280	20.652627	-6.94%	20,311
2014	20.006829	22.193280	10.93%	31,561
2013	14.939309	20.006829	33.92%	25,844
2012	13.204933	14.939309	13.13%	42,372
2011	12.987835	13.204933	1.67%	44,367
2010	11.539646	12.987835	12.55%	47,805
2009	9.910108	11.539646	16.44%	52,719
2008	15.365439	9.910108	-35.50%	61,106
2007	15.595327	15.365439	-1.47%	105,654
2006	13.507947	15.595327	15.45%	115,651
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.782645	19.226210	-2.81%	7,037
2014	17.233266	19.782645	14.79%	8,738
2013	13.432586	17.233266	28.29%	3,958
2012	11.711493	13.432586	14.70%	4,051
2011	11.960402	11.711493	-2.08%	4,324
2010	10.171685	11.960402	17.59%	4,846
2009	7.938834	10.171685	28.13%	12,575
2008	10.643035	7.938834	-25.41%	8,322
2007	11.049729	10.643035	-3.68%	4,642
2006*	10.000000	11.049729	10.50%	2,642

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.250235	14.886200	-2.39%	56,696
2014	15.173580	15.250235	0.51%	62,034
2013	13.450045	15.173580	12.81%	72,513
2012	12.405078	13.450045	8.42%	74,267
2011	13.056117	12.405078	-4.99%	82,122
2010	12.063857	13.056117	8.23%	30,396
2009*	10.000000	12.063857	20.64%	15,004
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.214075	-7.86%	1,381
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.788805	-2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.732461	11.742909	-7.77%	486
2014	12.226317	12.732461	4.14%	2,230
2013*	10.000000	12.226317	22.26%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	12,556
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.588023	23.679016	-3.70%	6,288
2014	23.722219	24.588023	3.65%	5,840
2013	17.097628	23.722219	38.75%	8,175
2012	14.982459	17.097628	14.12%	17,054
2011	15.109725	14.982459	-0.84%	17,361
2010	12.178690	15.109725	24.07%	17,761
2009	9.879210	12.178690	23.28%	18,470
2008	14.503198	9.879210	-31.88%	22,187
2007	14.807242	14.503198	-2.05%	19,649
2006	13.125399	14.807242	12.81%	28,852
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.372297	17.536353	-4.55%	3,036
2014	16.423717	18.372297	11.86%	3,067
2013	12.398623	16.423717	32.46%	3,067
2012	11.230274	12.398623	10.40%	6,146
2011	11.287657	11.230274	-0.51%	6,623
2010	9.970594	11.287657	13.21%	6,664
2009	7.560169	9.970594	31.88%	6,571
2008	11.692955	7.560169	-35.34%	6,690
2007	11.003223	11.692955	6.27%	6,691
2006	10.218827	11.003223	7.68%	6,604

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	21.580748	21.514199	-0.31%	116,472
2014	19.296686	21.580748	11.84%	133,605
2013	14.823074	19.296686	30.18%	133,737
2012	12.989724	14.823074	14.11%	174,025
2011	12.930981	12.989724	0.45%	199,113
2010	11.419938	12.930981	13.23%	205,616
2009	9.167807	11.419938	24.57%	213,353
2008	14.792314	9.167807	-38.02%	224,081
2007	14.254382	14.792314	3.77%	233,428
2006	12.516404	14.254382	13.89%	478,813
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.495154	20.671038	-3.83%	12,572
2014	20.168397	21.495154	6.58%	16,565
2013	16.890247	20.168397	19.41%	26,368
2012	15.512613	16.890247	8.88%	27,546
2011	14.431777	15.512613	7.49%	42,181
2010	12.692396	14.431777	13.70%	32,168
2009	10.503190	12.692396	20.84%	30,873
2008	15.120919	10.503190	-30.54%	32,881
2007	14.315710	15.120919	5.62%	37,236
2006	12.464569	14.315710	14.85%	44,490
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.905195	9.669611	-2.38%	2,286
2014*	10.000000	9.905195	-0.95%	1,532
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.738378	17.447452	-1.64%	73,820
2014	17.332785	17.738378	2.34%	81,754
2013	17.398823	17.332785	-0.38%	87,583
2012	16.082889	17.398823	8.18%	110,081
2011	15.948207	16.082889	0.84%	126,550
2010	14.906875	15.948207	6.99%	135,212
2009	12.553222	14.906875	18.75%	148,336
2008	13.732251	12.553222	-8.59%	166,494
2007	13.216733	13.732251	3.90%	210,380
2006	12.869267	13.216733	2.70%	251,502
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	14.089170	13.848607	-1.71%	0
2014	13.693625	14.089170	2.89%	0
2013	12.247736	13.693625	11.81%	1,549
2012	11.122350	12.247736	10.12%	1,689
2011	11.312070	11.122350	-1.68%	0
2010	10.176442	11.312070	11.16%	0
2009	8.313085	10.176442	22.41%	0
2008	11.253089	8.313085	-26.13%	1,576
2007	10.505459	11.253089	7.12%	2,232
2006*	10.000000	10.505459	5.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.960539	13.714650	-1.76%	10,861
2014	13.527796	13.960539	3.20%	11,287
2013	11.832049	13.527796	14.33%	2,491
2012	10.602215	11.832049	11.60%	2,491
2011	10.874747	10.602215	-2.51%	278
2010	9.630658	10.874747	12.92%	431
2009	7.584783	9.630658	26.97%	600
2008	11.432335	7.584783	-33.65%	809
2007	10.525423	11.432335	8.62%	975
2006*	10.000000	10.525423	5.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.155823	13.910753	-1.73%	0
2014	13.691236	14.155823	3.39%	0
2013	11.428736	13.691236	19.80%	0
2012	10.037368	11.428736	13.86%	0
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0
2008	11.562493	7.059531	-38.94%	0
2007	10.545563	11.562493	9.64%	0
2006*	10.000000	10.545563	5.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.509370	8.211919	-21.86%	10,752
2014	12.218532	10.509370	-13.99%	14,211
2013	9.981813	12.218532	22.41%	12,554
2012	9.666237	9.981813	3.26%	14,950
2011	10.340902	9.666237	-6.52%	30,075
2010	8.801514	10.340902	17.49%	25,447
2009	6.048851	8.801514	45.51%	36,779
2008	13.455244	6.048851	-55.04%	17,579
2007	9.370407	13.455244	43.59%	23,348
2006*	10.000000	9.370407	-6.30%	6,969
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	22.479889	21.258901	-5.43%	113,177
2014	20.984606	22.479889	7.13%	117,392
2013	16.625347	20.984606	26.22%	125,774
2012	14.388826	16.625347	15.54%	141,143
2011	14.468450	14.388826	-0.55%	182,428
2010	12.750014	14.468450	13.48%	198,257
2009	9.944576	12.750014	28.21%	207,801
2008	17.603654	9.944576	-43.51%	245,299
2007	17.605402	17.603654	-0.01%	272,747
2006	14.868984	17.605402	18.40%	358,874

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	20.644511	21.791086	5.55%	22,366
2014	18.830804	20.644511	9.63%	30,482
2013	14.021696	18.830804	34.30%	24,369
2012	12.415372	14.021696	12.94%	49,508
2011	12.573533	12.415372	-1.26%	40,359
2010	10.279106	12.573533	22.32%	45,357
2009	8.135167	10.279106	26.35%	39,915
2008	15.636843	8.135167	-47.97%	61,009
2007	12.500955	15.636843	25.09%	90,247
2006	11.878333	12.500955	5.24%	96,745
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.235810	15.407248	-5.10%	28,238
2014	16.291271	16.235810	-0.34%	16,137
2013	15.605919	16.291271	4.39%	17,025
2012	13.860429	15.605919	12.59%	18,709
2011	13.525764	13.860429	2.47%	20,943
2010	12.055544	13.525764	12.20%	36,392
2009	8.504019	12.055544	41.76%	44,112
2008	11.509516	8.504019	-26.11%	54,382
2007	11.371725	11.509516	1.21%	82,786
2006	10.373232	11.371725	9.63%	150,597
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.210353	13.912519	-2.10%	18,388
2014	13.627965	14.210353	4.27%	31,444
2013	14.087669	13.627965	-3.26%	42,155
2012	13.508871	14.087669	4.28%	39,121
2011	12.778972	13.508871	5.71%	46,892
2010	12.036092	12.778972	6.17%	52,956
2009	10.552916	12.036092	14.05%	61,219
2008	11.073183	10.552916	-4.70%	15,953
2007	10.777370	11.073183	2.74%	82,379
2006	10.479364	10.777370	2.84%	31,337
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.397370	15.925306	-2.88%	8,802
2014	15.659873	16.397370	4.71%	9,278
2013	11.672670	15.659873	34.16%	10,132
2012	10.316987	11.672670	13.14%	17,913
2011	11.719144	10.316987	-11.96%	16,675
2010	9.234738	11.719144	26.90%	24,706
2009	6.689160	9.234738	38.06%	9,625
2008	11.215287	6.689160	-40.36%	9,421
2007	9.849935	11.215287	13.86%	7,069
2006*	10.000000	9.849935	-1.50%	5,542

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.977318	18.344322	2.04%	34,149
2014	19.852777	17.977318	-9.45%	1,230
2013	15.443347	19.852777	28.55%	1,787
2012	12.993968	15.443347	18.85%	1,812
2011	15.921110	12.993968	-18.39%	1,843
2010	14.290321	15.921110	11.41%	2,302
2009	11.462720	14.290321	24.67%	2,379
2008	20.710438	11.462720	-44.65%	2,473
2007	17.922234	20.710438	15.56%	3,015
2006	15.410290	17.922234	16.30%	7,350
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	22.275383	21.292563	-4.41%	4,746
2014	21.174591	22.275383	5.20%	4,916
2013	16.462938	21.174591	28.62%	5,369
2012	13.136939	16.462938	25.32%	8,816
2011	14.616436	13.136939	-10.12%	5,500
2010	11.722632	14.616436	24.69%	5,882
2009	7.553572	11.722632	55.19%	9,500
2008	15.691143	7.553572	-51.86%	7,066
2007	15.071219	15.691143	4.11%	8,910
2006	13.154007	15.071219	14.58%	15,675
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.577409	11.630788	-7.53%	9,540
2014	12.402760	12.577409	1.41%	11,461
2013	10.162991	12.402760	22.04%	11,777
2012	8.937286	10.162991	13.71%	11,129
2011	9.205881	8.937286	-2.92%	12,589
2010	8.468198	9.205881	8.71%	9,603
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.217169	13.945670	-8.36%	66,754
2014	14.752286	15.217169	3.15%	81,986
2013	13.131082	14.752286	12.35%	90,942
2012	11.822160	13.131082	11.07%	92,003
2011	11.710454	11.822160	0.95%	68,701
2010	10.540823	11.710454	11.10%	70,137
2009	7.884068	10.540823	33.70%	69,477
2008	11.367190	7.884068	-30.64%	65,581
2007	11.112000	11.367190	2.30%	82,084
2006*	10.000000	11.112000	11.12%	13,939

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.327632	13.996619	-8.68%	342
2014	15.457027	15.327632	-0.84%	346
2013	11.506600	15.457027	34.33%	2,880
2012	9.857727	11.506600	16.73%	2,884
2011	10.388032	9.857727	-5.10%	4,792
2010	8.216525	10.388032	26.43%	339
2009	6.452025	8.216525	27.35%	11,857
2008	9.769322	6.452025	-33.96%	16,382
2007	10.150386	9.769322	-3.75%	470
2006*	10.000000	10.150386	1.50%	4,745
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.340420	7.404213	-20.73%	2,221
2014*	10.000000	9.340420	-6.60%	3,459
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.652545	7.977466	-7.80%	24,065
2014*	10.000000	8.652545	-13.47%	38,933
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.990710	9.426771	-5.64%	25,036
2014*	10.000000	9.990710	-0.09%	34,869
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.170716	14.636028	3.28%	0
2014	13.286584	14.170716	6.65%	0
2013	9.639190	13.286584	37.84%	0
2012*	10.000000	9.639190	-3.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.921263	13.869350	-0.37%	0
2014	13.110494	13.921263	6.18%	0
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	7,039
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.463271	25.722300	-9.63%	8,375
2014	30.471856	28.463271	-6.59%	11,558
2013	24.697448	30.471856	23.38%	15,748
2012	21.018406	24.697448	17.50%	15,346
2011	22.971594	21.018406	-8.50%	16,731
2010	21.437776	22.971594	7.15%	15,105
2009	17.387222	21.437776	23.30%	11,501
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.779457	-2.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.788861	16.322505	10.37%	45,205
2014	13.827926	14.788861	6.95%	41,186
2013	10.714814	13.827926	29.05%	47,737
2012	8.773952	10.714814	22.12%	91,890
2011	9.562054	8.773952	-8.24%	75,853
2010	9.107636	9.562054	4.99%	77,458
2009	6.326003	9.107636	43.97%	120,744
2008	11.520915	6.326003	-45.09%	135,393
2007	8.552224	11.520915	34.71%	76,012
2006	7.948696	8.552224	7.59%	61,281
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.501427	7.740020	3.18%	7,234
2014	6.957572	7.501427	7.82%	6,564
2013	5.211821	6.957572	33.50%	6,708
2012	4.436450	5.211821	17.48%	6,762
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	464
2009	2.595933	4.015918	54.70%	464
2008	4.699186	2.595933	-44.76%	464
2007	3.916461	4.699186	19.99%	548
2006	3.683574	3.916461	6.32%	548
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.397025	11.147213	-10.08%	24,784
2014	14.304090	12.397025	-13.33%	29,317
2013	12.694230	14.304090	12.68%	45,671
2012	11.375515	12.694230	11.59%	61,851
2011	17.050778	11.375515	-33.28%	6,937
2010	13.832197	17.050778	23.27%	6,937
2009	7.834034	13.832197	76.57%	7,022
2008	16.632567	7.834034	-52.90%	7,029
2007	13.177706	16.632567	26.22%	9,320
2006	9.114282	13.177706	44.58%	10,133
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.276026	24.260378	-4.02%	1,360
2014	22.270453	25.276026	13.50%	1,414
2013	17.072054	22.270453	30.45%	1,557
2012	14.384008	17.072054	18.69%	1,898
2011	14.279258	14.384008	0.73%	8,591
2010	11.730542	14.279258	21.73%	8,780
2009	9.390184	11.730542	24.92%	8,780
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.446852	7.446400	-21.18%	0
2014*	10.000000	9.446852	-5.53%	4,231

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	16.776699	16.387315	-2.32%	12,158
2014	15.439690	16.776699	8.66%	13,256
2013	11.548165	15.439690	33.70%	29,260
2012	10.107238	11.548165	14.26%	32,319
2011	10.298488	10.107238	-1.86%	37,606
2010	9.391265	10.298488	9.66%	30,461
2009	7.778283	9.391265	20.74%	29,042
2008	11.729383	7.778283	-33.69%	18,079
2007	11.057180	11.729383	6.08%	29,345
2006*	10.000000	11.057180	10.57%	16,020
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.924020	15.645110	4.83%	5,091
2014	14.966396	14.924020	-0.28%	5,886
2013	11.892421	14.966396	25.85%	6,477
2012	10.404132	11.892421	14.30%	4,786
2011	10.742489	10.404132	-3.15%	4,452
2010*	10.000000	10.742489	7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.662300	21.389647	-5.62%	41,103
2014	20.318544	22.662300	11.54%	49,868
2013	15.623287	20.318544	30.05%	53,767
2012	13.819345	15.623287	13.05%	74,520
2011	13.925107	13.819345	-0.76%	99,686
2010	12.446849	13.925107	11.88%	120,073
2009*	10.000000	12.446849	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.553097	14.490563	-0.43%	93,963
2014	14.058163	14.553097	3.52%	66,931
2013	11.564862	14.058163	21.56%	72,771
2012	10.136363	11.564862	14.09%	64,488
2011	10.185355	10.136363	-0.48%	54,431
2010	9.221689	10.185355	10.45%	55,064
2009	7.578222	9.221689	21.69%	61,505
2008	10.944829	7.578222	-30.76%	61,025
2007	10.458763	10.944829	4.65%	96,286
2006*	10.000000	10.458763	4.59%	63,636
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.678990	11.488878	-1.63%	1,001
2014	11.283092	11.678990	3.51%	5,305
2013	11.745615	11.283092	-3.94%	7,553
2012	11.349117	11.745615	3.49%	8,340
2011	10.886683	11.349117	4.25%	24,535
2010	10.417221	10.886683	4.51%	28,917
2009	9.420556	10.417221	10.58%	32,288
2008	10.600857	9.420556	-11.13%	43,521
2007	10.440837	10.600857	1.53%	58,887
2006*	10.000000	10.440837	4.41%	10,105

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.392570	16.170109	5.05%	9,216
2014	15.329730	15.392570	0.41%	9,975
2013	12.085782	15.329730	26.84%	10,720
2012	10.040218	12.085782	20.37%	8,081
2011	11.227749	10.040218	-10.58%	8,296
2010	10.230924	11.227749	9.74%	8,986
2009	7.327629	10.230924	39.62%	23,833
2008	12.111276	7.327629	-39.50%	29,641
2007	10.741225	12.111276	12.76%	6,877
2006*	10.000000	10.741225	7.41%	4,408
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.719560	15.446288	4.94%	42,116
2014	13.814202	14.719560	6.55%	41,499
2013	10.809513	13.814202	27.80%	51,027
2012	9.338308	10.809513	15.75%	42,221
2011	9.936478	9.338308	-6.02%	46,142
2010	8.526248	9.936478	16.54%	44,421
2009	6.230855	8.526248	36.84%	46,183
2008	11.327974	6.230855	-45.00%	36,368
2007	10.267965	11.327974	10.32%	18,586
2006*	10.000000	10.267965	2.68%	8,337
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.377837	13.333890	-0.33%	8,762
2014	12.308889	13.377837	8.68%	6,937
2013	9.388388	12.308889	31.11%	7,750
2012	8.134094	9.388388	15.42%	6,936
2011	8.437999	8.134094	-3.60%	7,096
2010	7.711392	8.437999	9.42%	8,289
2009	5.984290	7.711392	28.86%	16,396
2008	9.799507	5.984290	-38.93%	6,438
2007*	10.000000	9.799507	-2.00%	4,794
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.505634	19.691375	-3.97%	13,812
2014	20.279585	20.505634	1.11%	15,925
2013	19.209010	20.279585	5.57%	3,925
2012	17.006776	19.209010	12.95%	7,646
2011	16.613435	17.006776	2.37%	7,943
2010	14.890479	16.613435	11.57%	12,096
2009	10.343788	14.890479	43.96%	13,776
2008	14.568352	10.343788	-29.00%	17,873
2007	14.327225	14.568352	1.68%	25,425
2006	13.137103	14.327225	9.06%	37,339

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	19.286240	17.818383	-7.61%	8,479
2014	17.917375	19.286240	7.64%	8,837
2013	13.396973	17.917375	33.74%	12,673
2012	11.469793	13.396973	16.80%	5,297
2011	11.909239	11.469793	-3.69%	4,454
2010	10.432735	11.909239	14.15%	3,512
2009	8.231001	10.432735	26.75%	5,624
2008	13.249079	8.231001	-37.87%	7,154
2007	13.742893	13.249079	-3.59%	23,637
2006	12.024844	13.742893	14.29%	29,322
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.168739	-8.31%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.367333	-6.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.217866	12.892095	-2.46%	28,254
2014	12.575615	13.217866	5.11%	31,901
2013	8.868107	12.575615	41.81%	43,631
2012	7.691254	8.868107	15.30%	53,621
2011	8.825688	7.691254	-12.85%	60,393
2010	7.742536	8.825688	13.99%	69,081
2009	5.133661	7.742536	50.82%	90,948
2008*	10.000000	5.133661	-48.66%	3,328
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.146916	14.886489	-1.72%	0
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	1,502
2011	9.672275	9.233874	-4.53%	1,577
2010	7.937739	9.672275	21.85%	0
2009	6.120401	7.937739	29.69%	0
2008*	10.000000	6.120401	-38.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.755942	12.356765	-3.13%	1,371
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.605143	12.297011	-2.44%	7,842
2014	12.257368	12.605143	2.84%	9,040
2013	10.842213	12.257368	13.05%	10,638
2012	9.901343	10.842213	9.50%	12,572
2011	10.178550	9.901343	-2.72%	14,941
2010	9.350064	10.178550	8.86%	15,653
2009	7.914141	9.350064	18.14%	15,108
2008*	10.000000	7.914141	-20.86%	15,108
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.845981	12.497841	-2.71%	0
2014	12.443839	12.845981	3.23%	3,700
2013	10.409028	12.443839	19.55%	3,973
2012	9.289782	10.409028	12.05%	4,232
2011	9.757848	9.289782	-4.80%	13,207
2010	8.805424	9.757848	10.82%	4,795
2009	7.192456	8.805424	22.43%	5,097
2008*	10.000000	7.192456	-28.08%	5,099
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.883626	11.631259	-2.12%	0
2014	11.663208	11.883626	1.89%	0
2013	11.272747	11.663208	3.46%	0
2012	10.635656	11.272747	5.99%	0
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	3,873
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.738720	12.426494	-2.45%	7,266
2014	12.354957	12.738720	3.11%	7,604
2013	10.636554	12.354957	16.16%	7,934
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	0
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.425283	12.120834	-2.45%	19,210
2014	12.107456	12.425283	2.63%	20,006
2013	11.038758	12.107456	9.68%	20,818
2012	10.174002	11.038758	8.50%	21,621
2011	10.346130	10.174002	-1.66%	22,410
2010	9.623621	10.346130	7.51%	7,498
2009	8.293877	9.623621	16.03%	7,498
2008*	10.000000	8.293877	-17.06%	7,498
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.478981	12.215655	-2.11%	3,439
2014	12.047147	12.478981	3.58%	15,050
2013	12.456312	12.047147	-3.28%	17,482
2012	11.724510	12.456312	6.24%	15,806
2011	11.154881	11.724510	5.11%	17,817
2010	10.567560	11.154881	5.56%	12,475
2009	9.852148	10.567560	7.26%	16,022
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.277968	13.024363	-1.91%	2,865
2014	12.839722	13.277968	3.41%	3,259
2013	13.294413	12.839722	-3.42%	3,464
2012	12.587652	13.294413	5.61%	3,567
2011	12.037904	12.587652	4.57%	3,566
2010	11.292531	12.037904	6.60%	3,995
2009	9.836146	11.292531	14.81%	9,170
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.946977	17.349859	-17.17%	1,511
2014	22.482440	20.946977	-6.83%	6,377
2013	22.632906	22.482440	-0.66%	0
2012	19.583210	22.632906	15.57%	0
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0
2008	33.307042	13.870698	-58.36%	0
2007	23.205358	33.307042	43.53%	35
2006	17.213353	23.205358	34.81%	35

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.912923	15.673072	-1.51%	72,990
2014	15.433695	15.912923	3.11%	79,767
2013	16.314484	15.433695	-5.40%	84,871
2012	16.055896	16.314484	1.61%	99,297
2011	15.181780	16.055896	5.76%	159,465
2010	14.694661	15.181780	3.31%	166,510
2009	14.513118	14.694661	1.25%	191,390
2008	13.664343	14.513118	6.21%	281,866
2007	12.933561	13.664343	5.65%	266,808
2006	12.692608	12.933561	1.90%	180,184
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.551230	12.953023	-4.41%	8,547
2014	13.805555	13.551230	-1.84%	9,113
2013	11.882533	13.805555	16.18%	0
2012	10.424572	11.882533	13.99%	0
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	718
2009	8.200240	10.488624	27.91%	779
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.756230	9.486013	-2.77%	5,149
2014	10.547416	9.756230	-7.50%	5,264
2013	8.839774	10.547416	19.32%	4,143
2012	7.584319	8.839774	16.55%	3,630
2011	8.825898	7.584319	-14.07%	399
2010	8.334511	8.825898	5.90%	410
2009	6.572504	8.334511	26.81%	421
2008	11.713296	6.572504	-43.89%	432
2007	10.860812	11.713296	7.85%	448
2006*	10.000000	10.860812	8.61%	514
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.113658	18.657959	-2.38%	26,384
2014	18.464529	19.113658	3.52%	26,384
2013	14.716704	18.464529	25.47%	26,384
2012	12.878109	14.716704	14.28%	26,384
2011	13.595059	12.878109	-5.27%	26,757
2010	12.028363	13.595059	13.03%	27,172
2009	9.590102	12.028363	25.42%	27,172
2008	15.400568	9.590102	-37.73%	27,172
2007	14.742058	15.400568	4.47%	26,331
2006	12.792856	14.742058	15.24%	8,062

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.448431	15.205699	-1.57%	3,319
2014	14.980860	15.448431	3.12%	3,319
2013	13.395360	14.980860	11.84%	3,952
2012	12.420224	13.395360	7.85%	4,049
2011	12.485749	12.420224	-0.52%	4,147
2010	11.531239	12.485749	8.28%	6,657
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.991080	13.831726	-1.14%	42,009
2014	13.658383	13.991080	2.44%	44,890
2013	13.213856	13.658383	3.36%	44,947
2012	12.742431	13.213856	3.70%	48,755
2011	12.554982	12.742431	1.49%	54,546
2010	12.024651	12.554982	4.41%	61,709
2009	11.179749	12.024651	7.56%	66,324
2008	12.065159	11.179749	-7.34%	45,508
2007	11.612509	12.065159	3.90%	35,886
2006	11.093142	11.612509	4.68%	43,209
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.119195	16.823029	-1.73%	155,052
2014	16.507013	17.119195	3.71%	166,856
2013	14.354555	16.507013	14.99%	250,445
2012	13.138332	14.354555	9.26%	268,378
2011	13.329878	13.138332	-1.44%	297,934
2010	12.188811	13.329878	9.36%	333,322
2009	10.376310	12.188811	17.47%	362,668
2008	13.702051	10.376310	-24.27%	262,852
2007	13.153254	13.702051	4.17%	294,685
2006	11.979453	13.153254	9.80%	384,897

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.425665	18.035104	-2.12%	39,361
2014	17.804702	18.425665	3.49%	41,496
2013	14.755526	17.804702	20.66%	54,591
2012	13.155324	14.755526	12.16%	60,405
2011	13.631623	13.155324	-3.49%	61,037
2010	12.252537	13.631623	11.26%	70,909
2009	9.989754	12.252537	22.65%	94,115
2008	14.767442	9.989754	-32.35%	105,537
2007	14.110426	14.767442	4.66%	114,591
2006	12.493570	14.110426	12.94%	126,876
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.824478	15.598163	-1.43%	56,673
2014	15.322942	15.824478	3.27%	81,743
2013	14.064436	15.322942	8.95%	64,842
2012	13.203082	14.064436	6.52%	72,429
2011	13.119542	13.203082	0.64%	74,254
2010	12.261505	13.119542	7.00%	103,257
2009	10.854964	12.261505	12.96%	117,461
2008	12.958668	10.854964	-16.23%	108,068
2007	12.416152	12.958668	4.37%	157,709
2006	11.613758	12.416152	6.91%	181,274
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.639583	23.459513	3.62%	98,806
2014	21.103926	22.639583	7.28%	104,613
2013	15.656863	21.103926	34.79%	113,946
2012	13.379633	15.656863	17.02%	158,192
2011	13.879239	13.379633	-3.60%	179,509
2010	12.937705	13.879239	7.28%	239,988
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	408
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	42.940824	41.266647	-3.90%	16,009
2014	39.801118	42.940824	7.89%	17,498
2013	30.339423	39.801118	31.19%	19,451
2012	26.194264	30.339423	15.82%	27,227
2011	27.258994	26.194264	-3.91%	35,629
2010	21.905984	27.258994	24.44%	39,955
2009	16.245788	21.905984	34.84%	45,333
2008	25.932810	16.245788	-37.35%	53,209
2007	24.454381	25.932810	6.05%	79,500
2006	22.568763	24.454381	8.35%	116,919

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.930871	10.777838	-1.40%	189,202
2014	11.086075	10.930871	-1.40%	264,709
2013	11.243481	11.086075	-1.40%	316,022
2012	11.403562	11.243481	-1.40%	262,650
2011	11.565023	11.403562	-1.40%	273,407
2010	11.729216	11.565023	-1.40%	269,694
2009	11.890766	11.729216	-1.36%	321,001
2008	11.816919	11.890766	0.62%	533,671
2007	11.437465	11.816919	3.32%	415,830
2006	11.096705	11.437465	3.07%	329,257
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	18.148708	17.377412	-4.25%	24,537
2014	17.718275	18.148708	2.43%	26,763
2013	18.174214	17.718275	-2.51%	31,945
2012	16.421308	18.174214	10.67%	37,225
2011	15.778518	16.421308	4.07%	36,698
2010	14.470434	15.778518	9.04%	40,617
2009	11.799208	14.470434	22.64%	43,636
2008	14.468591	11.799208	-18.45%	62,338
2007	14.026433	14.468591	3.15%	93,379
2006	13.568574	14.026433	3.37%	98,185
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	18.068403	17.727889	-1.88%	5,755
2014	18.511590	18.068403	-2.39%	5,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.020295	8.438681	-6.45%	4,935
2014*	10.000000	9.020295	-9.80%	7,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.599663	14.889658	1.99%	9,579
2014	13.407747	14.599663	8.89%	7,279
2013	10.091991	13.407747	32.86%	11,582
2012	8.796906	10.091991	14.72%	15,669
2011	9.188587	8.796906	-4.26%	18,508
2010	8.067649	9.188587	13.89%	13,146
2009	6.304802	8.067649	27.96%	5,859
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.349912	15.612995	-4.51%	5,566
2014	15.003932	16.349912	8.97%	6,914
2013	11.235257	15.003932	33.54%	7,140
2012	9.672458	11.235257	16.16%	6,682
2011	10.416860	9.672458	-7.15%	9,929
2010*	10.000000	10.416860	4.17%	14,050

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.646136	12.992704	-4.79%	18,755
2014	12.553952	13.646136	8.70%	21,565
2013	9.429299	12.553952	33.14%	24,183
2012	8.132803	9.429299	15.94%	27,113
2011	8.783164	8.132803	-7.40%	54,227
2010	7.900785	8.783164	11.17%	55,220
2009	6.289031	7.900785	25.63%	57,222
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.658829	14.426844	-1.58%	3,994
2014	14.290362	14.658829	2.58%	4,027
2013	10.430873	14.290362	37.00%	4,157
2012	9.207097	10.430873	13.29%	4,323
2011	9.749946	9.207097	-5.57%	4,458
2010	7.797173	9.749946	25.04%	10,441
2009	6.220733	7.797173	25.34%	11,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.403078	14.152330	-1.74%	34,331
2014	14.083712	14.403078	2.27%	31,729
2013	10.305201	14.083712	36.67%	46,698
2012	9.116761	10.305201	13.04%	51,592
2011	9.676660	9.116761	-5.79%	52,985
2010	7.760008	9.676660	24.70%	55,288
2009	6.211307	7.760008	24.93%	60,447
2008*	10.000000	6.211307	-37.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.324375	16.588905	-4.25%	34,914
2014	15.014820	17.324375	15.38%	42,861
2013	11.223612	15.014820	33.78%	43,103
2012	9.784057	11.223612	14.71%	46,315
2011	10.158513	9.784057	-3.69%	57,851
2010	8.611937	10.158513	17.96%	60,675
2009	6.694455	8.611937	28.64%	74,855
2008*	10.000000	6.694455	-33.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	21.889905	21.746638	-0.65%	11,859
2014	21.593612	21.889905	1.37%	8,866
2013	15.177795	21.593612	42.27%	9,256
2012	13.570259	15.177795	11.85%	7,979
2011	13.852352	13.570259	-2.04%	8,903
2010	11.198962	13.852352	23.69%	10,301
2009	8.910934	11.198962	25.68%	10,504
2008	16.867623	8.910934	-47.17%	11,305
2007	15.588507	16.867623	8.21%	20,551
2006	15.318030	15.588507	1.77%	26,802

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	52.969902	49.082802	-7.34%	12,574
2014	50.197125	52.969902	5.52%	13,789
2013	36.260190	50.197125	38.44%	15,917
2012	30.533520	36.260190	18.76%	15,319
2011	32.620202	30.533520	-6.40%	16,360
2010	26.130932	32.620202	24.83%	18,438
2009	20.997459	26.130932	24.45%	21,047
2008	31.388067	20.997459	-33.10%	27,783
2007	34.193682	31.388067	-8.21%	36,537
2006	29.564986	34.193682	15.66%	48,067
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	40.785081	39.556465	-3.01%	20,194
2014	41.029765	40.785081	-0.60%	23,053
2013	29.531592	41.029765	38.94%	26,564
2012	25.931771	29.531592	13.88%	34,569
2011	27.847272	25.931771	-6.88%	45,488
2010	22.536251	27.847272	23.57%	51,046
2009	16.967998	22.536251	32.82%	54,114
2008	27.841912	16.967998	-39.06%	64,888
2007	27.649899	27.841912	0.69%	57,264
2006	25.028404	27.649899	10.47%	88,247
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	19.033161	18.942232	-0.48%	21,050
2014	17.212463	19.033161	10.58%	23,391
2013	13.315422	17.212463	29.27%	22,502
2012	11.824177	13.315422	12.61%	23,616
2011	11.928634	11.824177	-0.88%	24,650
2010	10.663668	11.928634	11.86%	25,338
2009	8.576821	10.663668	24.33%	22,139
2008	14.883829	8.576821	-42.37%	26,278
2007	13.954626	14.883829	6.66%	33,120
2006	12.454858	13.954626	12.04%	41,279
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.337324	13.379244	-6.68%	29,016
2014	11.282015	14.337324	27.08%	39,687
2013	11.104067	11.282015	1.60%	34,185
2012	9.726579	11.104067	14.16%	37,457
2011	9.262269	9.726579	5.01%	54,674
2010	7.215778	9.262269	28.36%	68,431
2009	5.593521	7.215778	29.00%	75,150
2008*	10.000000	5.593521	-44.06%	951
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.034700	12.973398	-0.47%	9,589
2014	11.690929	13.034700	11.49%	8,041
2013*	10.000000	11.690929	16.91%	2,342

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.475188	10.293303	-1.74%	19,048
2014	10.571704	10.475188	-0.91%	21,066
2013	10.710524	10.571704	-1.30%	21,741
2012	10.493248	10.710524	2.07%	23,224
2011	10.505471	10.493248	-0.12%	24,816
2010	10.402907	10.505471	0.99%	25,324
2009	9.850295	10.402907	5.61%	26,235
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.949016	12.144406	-6.21%	1,512
2014	12.561167	12.949016	3.09%	0
2013*	10.000000	12.561167	25.61%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.780942	14.005178	-5.25%	2,629
2014	16.320458	14.780942	-9.43%	2,629
2013	13.782602	16.320458	18.41%	2,629
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	0
2009*	10.000000	12.912369	29.12%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.578681	-4.21%	560
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.490360	10.362502	-1.22%	2,891
2014	10.574797	10.490360	-0.80%	22,816
2013	10.659198	10.574797	-0.79%	24,699
2012	10.334992	10.659198	3.14%	24,660
2011	10.451154	10.334992	-1.11%	26,582
2010	10.067484	10.451154	3.81%	22,110
2009	9.009695	10.067484	11.74%	24,417
2008	10.555062	9.009695	-14.64%	23,586
2007	10.218181	10.555062	3.30%	25,654
2006	9.944989	10.218181	2.75%	23,583
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.457226	20.077309	-1.86%	328
2014	18.796293	20.457226	8.84%	339
2013	13.853638	18.796293	35.68%	349
2012	12.660703	13.853638	9.42%	358
2011	13.248211	12.660703	-4.43%	368
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0
2008	14.134860	8.439623	-40.29%	425
2007	13.322362	14.134860	6.10%	425
2006	11.882732	13.322362	12.12%	425

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.946306	24.119692	5.11%	14,626
2014	21.999635	22.946306	4.30%	10,957
2013	16.407668	21.999635	34.08%	11,413
2012	14.290760	16.407668	14.81%	29,853
2011	14.336167	14.290760	-0.32%	35,659
2010	11.406673	14.336167	25.68%	16,315
2009	8.723969	11.406673	30.75%	16,584
2008	17.372133	8.723969	-49.78%	16,770
2007	16.570821	17.372133	4.84%	19,179
2006	16.323041	16.570821	1.52%	29,658
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.296407	18.751769	2.49%	48,528
2014	18.140382	18.296407	0.86%	50,484
2013	14.451565	18.140382	25.53%	24,200
2012	12.086923	14.451565	19.56%	28,194
2011	13.366337	12.086923	-9.57%	33,017
2010	11.689703	13.366337	14.34%	44,918
2009	8.482166	11.689703	37.82%	51,050
2008	14.383197	8.482166	-41.03%	78,218
2007	13.721463	14.383197	4.82%	96,454
2006	11.823860	13.721463	16.05%	111,291
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.138168	9.770259	-3.63%	9,630
2014	9.998294	10.138168	1.40%	10,406
2013	10.153699	9.998294	-1.53%	7,978
2012*	10.000000	10.153699	1.54%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.027900	9.177984	1.66%	0
2014*	10.000000	9.027900	-9.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	21.986841	22.400580	1.88%	23,984
2014	20.143043	21.986841	9.15%	31,281
2013	15.503064	20.143043	29.93%	36,678
2012	13.453826	15.503064	15.23%	53,716
2011	13.646425	13.453826	-1.41%	59,735
2010	11.919993	13.646425	14.48%	62,551
2009	9.423709	11.919993	26.49%	71,323
2008	15.533481	9.423709	-39.33%	65,297
2007	15.087777	15.533481	2.95%	92,806
2006	13.302642	15.087777	13.42%	116,533

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.917657	15.696760	-7.22%	4,068
2014	15.328616	16.917657	10.37%	13,427
2013	11.024374	15.328616	39.04%	6,507
2012	9.476668	11.024374	16.33%	4,016
2011	9.828402	9.476668	-3.58%	4,307
2010	8.077252	9.828402	21.68%	4,463
2009	5.971012	8.077252	35.27%	6,755
2008	9.740855	5.971012	-38.70%	2,644
2007	10.000925	9.740855	-2.60%	2,661
2006*	10.000000	10.000925	0.01%	2,173
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.838901	10.835564	-8.47%	185
2014	11.970971	11.838901	-1.10%	10,379
2013	12.994281	11.970971	-7.88%	5,186
2012	12.523974	12.994281	3.76%	6,856
2011	11.715321	12.523974	6.90%	7,205
2010	10.863506	11.715321	7.84%	10,441
2009*	10.000000	10.863506	8.64%	473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.516995	11.379469	-1.19%	23,751
2014	11.593767	11.516995	-0.66%	35,807
2013	11.785758	11.593767	-1.63%	40,039
2012	11.303572	11.785758	4.27%	45,353
2011	11.349250	11.303572	-0.40%	34,835
2010	10.942921	11.349250	3.71%	27,306
2009*	10.000000	10.942921	9.43%	18,699
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.445811	31.545211	10.90%	18,348
2014	21.984956	28.445811	29.39%	22,534
2013	14.813993	21.984956	48.41%	10,034
2012	11.469343	14.813993	29.16%	8,621
2011	10.537474	11.469343	8.84%	6,362
2010*	10.000000	10.537474	5.37%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.850270	12.587874	-2.04%	1,166
2014	12.083548	12.850270	6.35%	1,166
2013	12.294099	12.083548	-1.71%	1,239
2012	11.393500	12.294099	7.90%	1,239
2011	10.937141	11.393500	4.17%	1,239
2010	10.352730	10.937141	5.64%	789
2009	9.576107	10.352730	8.11%	1,612
2008	10.815830	9.576107	-11.46%	824
2007	10.402929	10.815830	3.97%	1,554
2006*	10.000000	10.402929	4.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	42.310672	41.252861	-2.50%	0
2014	41.690950	42.310672	1.49%	0
2013	46.337422	41.690950	-10.03%	0
2012	39.840934	46.337422	16.31%	0
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	68
2009	27.172779	34.886363	28.39%	647
2008	32.413104	27.172779	-16.17%	647
2007	30.859988	32.413104	5.03%	1,235
2006	28.244481	30.859988	9.26%	1,834
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.220270	-17.80%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	56.334025	47.772942	-15.20%	498
2014	57.372034	56.334025	-1.81%	641
2013	51.942908	57.372034	10.45%	449
2012	40.584488	51.942908	27.99%	1,724
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
2008	60.715138	21.083641	-65.27%	0
2007	44.749051	60.715138	35.68%	732
2006	32.534103	44.749051	37.55%	750
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	38.800263	25.460684	-34.38%	9,352
2014	48.644610	38.800263	-20.24%	9,717
2013	44.633626	48.644610	8.99%	9,802
2012	43.786283	44.633626	1.94%	10,447
2011	53.150799	43.786283	-17.62%	6,450
2010	41.710547	53.150799	27.43%	6,450
2009	26.852986	41.710547	55.33%	6,450
2008	50.552578	26.852986	-46.88%	6,450
2007	35.274668	50.552578	43.31%	6,635
2006	28.735989	35.274668	22.75%	6,638

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.331203	5.452194	-34.56%	2,890
2014	10.476472	8.331203	-20.48%	3,311
2013	9.633425	10.476472	8.75%	1,242
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.439797	22.445413	-4.24%	1,378
2014	24.227573	23.439797	-3.25%	56
2013	16.355805	24.227573	48.13%	7,070
2012	15.378152	16.355805	6.36%	787
2011	16.347518	15.378152	-5.93%	6,558
2010	13.078108	16.347518	25.00%	880
2009*	10.000000	13.078108	30.78%	4,073

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.233564	23.451680	-7.06%	0
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	0
2012	14.841377	17.326930	16.75%	0
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.461043	12.938426	-3.88%	0
2014	13.222784	13.461043	1.80%	0
2013	14.660477	13.222784	-9.81%	0
2012	13.853507	14.660477	5.83%	0
2011	12.579318	13.853507	10.13%	0
2010	12.142758	12.579318	3.60%	0
2009	11.179458	12.142758	8.62%	0
2008	11.527071	11.179458	-3.02%	0
2007	10.683311	11.527071	7.90%	0
2006	10.670686	10.683311	0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	22.011161	20.472741	-6.99%	998
2014	19.852724	22.011161	10.87%	684
2013	14.831750	19.852724	33.85%	690
2012	13.116528	14.831750	13.08%	696
2011	12.907424	13.116528	1.62%	703
2010	11.474011	12.907424	12.49%	710
2009	9.858737	11.474011	16.38%	716
2008	15.293548	9.858737	-35.54%	721
2007	15.530272	15.293548	-1.52%	734
2006	13.458402	15.530272	15.39%	742
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.695800	19.132100	-2.86%	0
2014	17.166323	19.695800	14.74%	0
2013	13.387193	17.166323	28.23%	0
2012	11.677860	13.387193	14.64%	0
2011	11.932093	11.677860	-2.13%	0
2010	10.152758	11.932093	17.53%	0
2009	7.928090	10.152758	28.06%	0
2008	10.634032	7.928090	-25.45%	0
2007	11.046020	10.634032	-3.73%	0
2006*	10.000000	11.046020	10.46%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.206461	14.835936	-2.44%	5,101
2014	15.137710	15.206461	0.45%	5,101
2013	13.425066	15.137710	12.76%	5,101
2012	12.388328	13.425066	8.37%	5,101
2011	13.045088	12.388328	-5.03%	5,101
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.785479	-2.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.878488	10.450984	-3.93%	0
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.430581	23.515456	-3.75%	0
2014	23.582274	24.430581	3.60%	0
2013	17.005377	23.582274	38.68%	0
2012	14.909191	17.005377	14.06%	0
2011	15.043438	14.909191	-0.89%	0
2010	12.131407	15.043438	24.00%	0
2009	9.845842	12.131407	23.21%	0
2008	14.461573	9.845842	-31.92%	0
2007	14.772279	14.461573	-2.10%	0
2006	13.101031	14.772279	12.76%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.221417	17.383511	-4.60%	0
2014	16.297102	18.221417	11.81%	0
2013	12.309273	16.297102	32.40%	0
2012	11.155011	12.309273	10.35%	0
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
2008	11.638187	7.520932	-35.38%	0
2007	10.957272	11.638187	6.21%	0
2006	10.181289	10.957272	7.62%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	21.403570	21.326747	-0.36%	13,304
2014	19.147966	21.403570	11.78%	12,590
2013	14.716283	19.147966	30.11%	12,635
2012	12.902704	14.716283	14.06%	12,646
2011	12.850866	12.902704	0.40%	13,187
2010	11.354934	12.850866	13.17%	13,209
2009	9.120253	11.354934	24.50%	14,862
2008	14.723077	9.120253	-38.05%	14,344
2007	14.194908	14.723077	3.72%	14,394
2006	12.470481	14.194908	13.83%	14,480
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.318699	20.490951	-3.88%	0
2014	20.012981	21.318699	6.52%	0
2013	16.768590	20.012981	19.35%	0
2012	15.408708	16.768590	8.83%	0
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
2008	15.050138	10.448718	-30.57%	0
2007	14.255975	15.050138	5.57%	0
2006	12.418841	14.255975	14.79%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.901823	9.661427	-2.43%	0
2014*	10.000000	9.901823	-0.98%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.598049	17.300638	-1.69%	741
2014	17.204381	17.598049	2.29%	741
2013	17.278688	17.204381	-0.43%	741
2012	15.979969	17.278688	8.13%	741
2011	15.854161	15.979969	0.79%	2,535
2010	14.826476	15.854161	6.93%	4,137
2009	12.491847	14.826476	18.69%	4,137
2008	13.672045	12.491847	-8.63%	4,137
2007	13.165512	13.672045	3.85%	2,343
2006	12.825871	13.165512	2.65%	2,343
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	14.027327	13.780812	-1.76%	0
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.899349	13.647608	-1.81%	0
2014	13.475332	13.899349	3.15%	0
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.093683	13.842663	-1.78%	0
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.463214	8.171698	-21.90%	0
2014	12.171054	10.463214	-14.03%	0
2013	9.948062	12.171054	22.35%	0
2012	9.638456	9.948062	3.21%	0
2011	10.316401	9.638456	-6.57%	845
2010	8.785117	10.316401	17.43%	845
2009	6.040655	8.785117	45.43%	845
2008	13.443845	6.040655	-55.07%	845
2007	9.367249	13.443845	43.52%	0
2006*	10.000000	9.367249	-6.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	22.295332	21.073659	-5.48%	4,598
2014	20.822881	22.295332	7.07%	4,598
2013	16.505584	20.822881	26.16%	4,858
2012	14.292433	16.505584	15.48%	4,858
2011	14.378804	14.292433	-0.60%	5,393
2010	12.677441	14.378804	13.42%	5,416
2009	9.892995	12.677441	28.15%	5,442
2008	17.521257	9.892995	-43.54%	7,185
2007	17.531934	17.521257	-0.06%	9,110
2006	14.814417	17.531934	18.34%	18,945

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	20.475058	21.601268	5.50%	6,932
2014	18.685707	20.475058	9.58%	6,585
2013	13.920714	18.685707	34.23%	6,737
2012	12.332230	13.920714	12.88%	6,729
2011	12.495657	12.332230	-1.31%	7,758
2010	10.220627	12.495657	22.26%	8,928
2009	8.093000	10.220627	26.29%	10,213
2008	15.563709	8.093000	-48.00%	9,549
2007	12.448828	15.563709	25.02%	10,335
2006	11.834788	12.448828	5.19%	10,514
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.102585	15.273067	-5.15%	964
2014	16.165795	16.102585	-0.39%	975
2013	15.493571	16.165795	4.34%	985
2012	13.767645	15.493571	12.54%	994
2011	13.442010	13.767645	2.42%	1,003
2010	11.986961	13.442010	12.14%	1,015
2009	8.459919	11.986961	41.69%	2,370
2008	11.455663	8.459919	-26.15%	2,379
2007	11.324289	11.455663	1.16%	2,399
2006	10.335185	11.324289	9.57%	2,410
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.126484	13.823402	-2.15%	0
2014	13.554408	14.126484	4.22%	0
2013	14.018752	13.554408	-3.31%	0
2012	13.449621	14.018752	4.23%	0
2011	12.729366	13.449621	5.66%	0
2010	11.995456	12.729366	6.12%	0
2009	10.522621	11.995456	14.00%	1,876
2008	11.046997	10.522621	-4.75%	0
2007	10.757370	11.046997	2.69%	0
2006	10.465216	10.757370	2.79%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.325407	15.847373	-2.93%	0
2014	15.599050	16.325407	4.66%	0
2013	11.633223	15.599050	34.09%	0
2012	10.287348	11.633223	13.08%	0
2011	11.691389	10.287348	-12.01%	0
2010	9.217537	11.691389	26.84%	0
2009	6.680093	9.217537	37.99%	0
2008	11.205785	6.680093	-40.39%	0
2007	9.846616	11.205785	13.80%	642
2006*	10.000000	9.846616	-1.53%	656

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.829743	18.184506	1.99%	1,767
2014	19.699795	17.829743	-9.49%	544
2013	15.332114	19.699795	28.49%	544
2012	12.906937	15.332114	18.79%	544
2011	15.822499	12.906937	-18.43%	843
2010	14.209012	15.822499	11.36%	1,414
2009	11.403279	14.209012	24.60%	1,429
2008	20.613530	11.403279	-44.68%	1,447
2007	17.847473	20.613530	15.50%	1,459
2006	15.353778	17.847473	16.24%	1,467
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	22.132743	21.145491	-4.46%	0
2014	21.049671	22.132743	5.15%	0
2013	16.374110	21.049671	28.55%	0
2012	13.072699	16.374110	25.25%	0
2011	14.552334	13.072699	-10.17%	0
2010	11.677127	14.552334	24.62%	0
2009	7.528076	11.677127	55.11%	388
2008	15.646148	7.528076	-51.89%	388
2007	15.035657	15.646148	4.06%	447
2006	13.129617	15.035657	14.52%	607
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.534961	11.585644	-7.57%	0
2014	12.367168	12.534961	1.36%	0
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.150356	13.877394	-8.40%	4,167
2014	14.694972	15.150356	3.10%	3,708
2013	13.086696	14.694972	12.29%	3,708
2012	11.788201	13.086696	11.02%	3,708
2011	11.682728	11.788201	0.90%	3,708
2010	10.521206	11.682728	11.04%	3,708
2009	7.873384	10.521206	33.63%	2,686
2008	11.357564	7.873384	-30.68%	0
2007	11.108263	11.357564	2.24%	0
2006*	10.000000	11.108263	11.08%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	24.199263	22.086651	-8.73%	0
2014	24.415928	24.199263	-0.89%	0
2013	18.185049	24.415928	34.26%	0
2012	15.587078	18.185049	16.67%	0
2011	16.433932	15.587078	-5.15%	0
2010	13.005172	16.433932	26.36%	0
2009	10.217490	13.005172	27.28%	0
2008	15.478667	10.217490	-33.99%	0
2007	16.090636	15.478667	-3.80%	0
2006	13.956702	16.090636	15.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.337239	7.397922	-20.77%	0
2014*	10.000000	9.337239	-6.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2015	8.649601	7.970707	-7.85%	0
2014*	10.000000	8.649601	-13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2015	17.037446	15.700213	-7.85%	0
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.987313	9.418784	-5.69%	0
2014*	10.000000	9.987313	-0.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.151458	14.608725	3.23%	0
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.902362	13.843501	-0.42%	0
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.260758	25.526333	-9.68%	1,071
2014	30.270409	28.260758	-6.64%	1,778
2013	24.546613	30.270409	23.32%	1,778
2012	20.900660	24.546613	17.44%	1,778
2011	22.854476	20.900660	-8.55%	1,558
2010	21.339290	22.854476	7.10%	1,558
2009	17.316121	21.339290	23.23%	1,068
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.776148	-2.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.677307	16.191162	10.31%	3,719
2014	13.730576	14.677307	6.90%	3,938
2013	10.644779	13.730576	28.99%	3,817
2012	8.721040	10.644779	22.06%	3,776
2011	9.509210	8.721040	-8.29%	3,807
2010	9.061898	9.509210	4.94%	3,671
2009	6.297416	9.061898	43.90%	3,536
2008	11.474682	6.297416	-45.12%	3,593
2007	8.522247	11.474682	34.64%	4,282
2006	7.924857	8.522247	7.54%	4,443
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.444889	7.677787	3.13%	1,378
2014	6.908634	7.444889	7.76%	1,378
2013	5.177780	6.908634	33.43%	1,378
2012	4.409716	5.177780	17.42%	1,378
2011	4.898570	4.409716	-9.98%	1,378
2010	3.995742	4.898570	22.59%	1,378
2009	2.584197	3.995742	54.62%	1,378
2008	4.680325	2.584197	-44.79%	1,378
2007	3.902724	4.680325	19.92%	1,378
2006	3.672506	3.902724	6.27%	1,378
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.303446	11.057443	-10.13%	2,637
2014	14.203327	12.303446	-13.38%	2,185
2013	12.611206	14.203327	12.62%	2,089
2012	11.306871	12.611206	11.54%	2,051
2011	16.956484	11.306871	-33.32%	2,597
2010	13.762660	16.956484	23.21%	2,597
2009	7.798599	13.762660	76.48%	3,281
2008	16.565770	7.798599	-52.92%	3,281
2007	13.131471	16.565770	26.15%	3,281
2006	9.086896	13.131471	44.51%	3,281

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.139692	24.117292	-4.07%	141
2014	22.161571	25.139692	13.44%	0
2013	16.997205	22.161571	30.38%	0
2012	14.328229	16.997205	18.63%	0
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	0
2009	9.368008	11.696896	24.86%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.903449	22.360524	-2.37%	2,613
2014	21.088869	22.903449	8.60%	0
2013	15.781466	21.088869	33.63%	0
2012	13.819348	15.781466	14.20%	0
2011	14.087976	13.819348	-1.91%	0
2010	12.853443	14.087976	9.60%	0
2009	10.651224	12.853443	20.68%	1,437
2008	16.069848	10.651224	-33.72%	3,000
2007	15.156623	16.069848	6.03%	3,059
2006	12.762021	15.156623	18.76%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.888759	15.600223	4.78%	0
2014	14.938609	14.888759	-0.33%	0
2013	11.876359	14.938609	25.78%	0
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.597245	21.317424	-5.66%	3,540
2014	20.270506	22.597245	11.48%	3,872
2013	15.594250	20.270506	29.99%	3,881
2012	13.800679	15.594250	13.00%	3,889
2011	13.913344	13.800679	-0.81%	4,593
2010	12.442635	13.913344	11.82%	4,604
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.489256	14.419688	-0.48%	0
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.325057	16.091026	5.00%	0
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.654992	15.370732	4.88%	0
2014	13.760579	14.654992	6.50%	0
2013	10.773015	13.760579	27.73%	0
2012	9.311508	10.773015	15.70%	0
2011	9.912974	9.311508	-6.07%	0
2010	8.510393	9.912974	16.48%	0
2009	6.222418	8.510393	36.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.325917	13.275404	-0.38%	531
2014	12.267337	13.325917	8.63%	0
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.337372	19.519889	-4.02%	763
2014	20.123389	20.337372	1.06%	763
2013	19.070736	20.123389	5.52%	1,060
2012	16.892929	19.070736	12.89%	1,060
2011	16.510569	16.892929	2.32%	1,060
2010	14.805788	16.510569	11.51%	1,060
2009	10.290167	14.805788	43.88%	1,060
2008	14.500192	10.290167	-29.03%	1,060
2007	14.267463	14.500192	1.63%	1,060
2006	13.088926	14.267463	9.00%	5,564

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	19.127972	17.663196	-7.66%	0
2014	17.779354	19.127972	7.59%	0
2013	13.300526	17.779354	33.67%	0
2012	11.393001	13.300526	16.74%	0
2011	11.835488	11.393001	-3.74%	0
2010	10.373383	11.835488	14.09%	0
2009	8.188324	10.373383	26.69%	0
2008	13.187082	8.188324	-37.91%	0
2007	13.685555	13.187082	-3.64%	0
2006	11.980731	13.685555	14.23%	932
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.165632	-8.34%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.364154	-6.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.173231	12.842049	-2.51%	1,822
2014	12.539515	13.173231	5.05%	1,822
2013	8.847134	12.539515	41.74%	2,250
2012	7.676969	8.847134	15.24%	2,250
2011	8.813764	7.676969	-12.90%	3,150
2010	7.735999	8.813764	13.93%	3,150
2009	5.131922	7.735999	50.74%	8,375
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.095767	14.828702	-1.77%	0
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	0
2010	7.931024	9.659198	21.79%	0
2009	6.118329	7.931024	29.63%	0
2008*	10.000000	6.118329	-38.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.562584	12.249274	-2.49%	0
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.695698	12.378242	-2.50%	0
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.436907	12.168285	-2.16%	0
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	1,006
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.796115	17.216154	-17.21%	1,047
2014	22.331847	20.796115	-6.88%	1,047
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	0
2007	23.132005	33.184857	43.46%	0
2006	17.167614	23.132005	34.74%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.782344	15.536582	-1.56%	271
2014	15.314807	15.782344	3.05%	271
2013	16.197017	15.314807	-5.45%	271
2012	15.948407	16.197017	1.56%	271
2011	15.087774	15.948407	5.70%	271
2010	14.611075	15.087774	3.26%	271
2009	14.437885	14.611075	1.20%	271
2008	13.600397	14.437885	6.16%	271
2007	12.879601	13.600397	5.60%	271
2006	12.646037	12.879601	1.85%	271
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.453640	12.853220	-4.46%	123
2014	13.713092	13.453640	-1.89%	133
2013	11.808942	13.713092	16.12%	142
2012	10.365269	11.808942	13.93%	150
2011	11.655675	10.365269	-11.07%	159
2010	10.439526	11.655675	11.65%	169
2009	8.165994	10.439526	27.84%	178
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.713412	9.439600	-2.82%	0
2014	10.506454	9.713412	-7.55%	0
2013	8.809907	10.506454	19.26%	0
2012	7.562534	8.809907	16.49%	0
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.988707	18.526582	-2.43%	0
2014	18.353126	18.988707	3.46%	0
2013	14.635334	18.353126	25.40%	0
2012	12.813421	14.635334	14.22%	0
2011	13.533627	12.813421	-5.32%	0
2010	11.980071	13.533627	12.97%	0
2009	9.556444	11.980071	25.36%	0
2008	15.354325	9.556444	-37.76%	0
2007	14.705289	15.354325	4.41%	0
2006	12.767402	14.705289	15.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.899593	13.734320	-1.19%	4,430
2014	13.575947	13.899593	2.38%	4,430
2013	13.140760	13.575947	3.31%	4,430
2012	12.678390	13.140760	3.65%	4,430
2011	12.498208	12.678390	1.44%	4,430
2010	11.976342	12.498208	4.36%	4,430
2009	11.140488	11.976342	7.50%	4,430
2008	12.028901	11.140488	-7.39%	0
2007	11.583512	12.028901	3.85%	0
2006	11.071052	11.583512	4.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.007247	16.704540	-1.78%	1,744
2014	16.407390	17.007247	3.66%	1,292
2013	14.275165	16.407390	14.94%	1,251
2012	13.072309	14.275165	9.20%	1,149
2011	13.269596	13.072309	-1.49%	1,132
2010	12.139841	13.269596	9.31%	1,111
2009	10.339873	12.139841	17.41%	1,053
2008	13.660867	10.339873	-24.31%	0
2007	13.120417	13.660867	4.12%	0
2006	11.955598	13.120417	9.74%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.305176	17.908093	-2.17%	0
2014	17.697242	18.305176	3.44%	0
2013	14.673907	17.697242	20.60%	0
2012	13.089201	14.673907	12.11%	0
2011	13.569976	13.089201	-3.54%	0
2010	12.203317	13.569976	11.20%	0
2009	9.954672	12.203317	22.59%	0
2008	14.723058	9.954672	-32.39%	0
2007	14.075186	14.723058	4.60%	0
2006	12.468670	14.075186	12.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.721058	15.488366	-1.48%	0
2014	15.230521	15.721058	3.22%	0
2013	13.986697	15.230521	8.89%	0
2012	13.136785	13.986697	6.47%	0
2011	13.060279	13.136785	0.59%	0
2010	12.212310	13.060279	6.94%	0
2009	10.816900	12.212310	12.90%	0
2008	12.919773	10.816900	-16.28%	0
2007	12.385198	12.919773	4.32%	0
2006	11.590666	12.385198	6.85%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.574603	23.380322	3.57%	22,546
2014	21.054033	22.574603	7.22%	26,067
2013	15.627770	21.054033	34.72%	28,686
2012	13.361565	15.627770	16.96%	29,370
2011	13.867515	13.361565	-3.65%	32,069
2010	12.933335	13.867515	7.22%	33,255
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	42.588391	40.907210	-3.95%	258
2014	39.494476	42.588391	7.83%	264
2013	30.120934	39.494476	31.12%	271
2012	26.018843	30.120934	15.77%	279
2011	27.090157	26.018843	-3.95%	288
2010	21.781329	27.090157	24.37%	0
2009	16.161541	21.781329	34.77%	256
2008	25.811450	16.161541	-37.39%	256
2007	24.352351	25.811450	5.99%	256
2006	22.485972	24.352351	8.30%	256

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.841146	10.683951	-1.45%	2,305
2014	11.000653	10.841146	-1.45%	2,316
2013	11.162510	11.000653	-1.45%	2,326
2012	11.327199	11.162510	-1.45%	6,675
2011	11.493389	11.327199	-1.45%	2,827
2010	11.662474	11.493389	-1.45%	4,125
2009	11.829103	11.662474	-1.41%	4,169
2008	11.761601	11.829103	0.57%	13,073
2007	11.389731	11.761601	3.26%	10,818
2006	11.055984	11.389731	3.02%	2,388
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	17.999801	17.226087	-4.30%	711
2014	17.581817	17.999801	2.38%	711
2013	18.043381	17.581817	-2.56%	711
2012	16.311379	18.043381	10.62%	711
2011	15.680829	16.311379	4.02%	6,997
2010	14.388142	15.680829	8.98%	6,997
2009	11.738054	14.388142	22.58%	11,144
2008	14.400908	11.738054	-18.49%	6,750
2007	13.967937	14.400908	3.10%	1,773
2006	13.518819	13.967937	3.32%	1,866
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	18.016517	17.668021	-1.93%	3,750
2014	18.467799	18.016517	-2.44%	4,188
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.017150	8.431452	-6.50%	651
2014*	10.000000	9.017150	-9.83%	651
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.550357	14.831845	1.93%	62
2014	13.369241	14.550357	8.83%	67
2013	10.068108	13.369241	32.79%	71
2012	8.780546	10.068108	14.66%	75
2011	9.176149	8.780546	-4.31%	80
2010	8.060818	9.176149	13.84%	85
2009	6.302657	8.060818	27.90%	0
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.311232	15.568161	-4.56%	0
2014	14.976034	16.311232	8.92%	0
2013	11.220043	14.976034	33.48%	0
2012	9.664277	11.220043	16.10%	0
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.600062	12.942254	-4.84%	0
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	0
2012	8.117705	9.407007	15.88%	0
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.609370	14.370879	-1.63%	0
2014	14.249373	14.609370	2.53%	0
2013	10.406227	14.249373	36.93%	0
2012	9.190016	10.406227	13.23%	0
2011	9.736789	9.190016	-5.62%	0
2010	7.790588	9.736789	24.98%	0
2009	6.218621	7.790588	25.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.354444	14.097397	-1.79%	0
2014	14.043276	14.354444	2.22%	0
2013	10.280814	14.043276	36.60%	0
2012	9.099807	10.280814	12.98%	0
2011	9.663566	9.099807	-5.83%	0
2010	7.753436	9.663566	24.64%	1,419
2009	6.209196	7.753436	24.87%	1,419
2008*	10.000000	6.209196	-37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.265856	16.524481	-4.29%	0
2014	14.971705	17.265856	15.32%	0
2013	11.197061	14.971705	33.71%	0
2012	9.765885	11.197061	14.65%	0
2011	10.144778	9.765885	-3.73%	0
2010	8.604649	10.144778	17.90%	0
2009	6.692181	8.604649	28.58%	0
2008*	10.000000	6.692181	-33.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	21.716559	21.563475	-0.70%	499
2014	21.433479	21.716559	1.32%	505
2013	15.072879	21.433479	42.20%	510
2012	13.483308	15.072879	11.79%	605
2011	13.770569	13.483308	-2.09%	609
2010	11.138481	13.770569	23.63%	615
2009	8.867311	11.138481	25.61%	1,523
2008	16.793597	8.867311	-47.20%	1,155
2007	15.528017	16.793597	8.15%	1,329
2006	15.266316	15.528017	1.71%	1,338

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	52.535111	48.655223	-7.39%	0
2014	49.810348	52.535111	5.47%	0
2013	35.999038	49.810348	38.37%	0
2012	30.329013	35.999038	18.70%	0
2011	32.418151	30.329013	-6.44%	150
2010	25.982239	32.418151	24.77%	150
2009	20.888577	25.982239	24.38%	240
2008	31.241186	20.888577	-33.14%	240
2007	34.051054	31.241186	-8.25%	240
2006	29.456548	34.051054	15.60%	887
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	40.450266	39.211839	-3.06%	432
2014	40.713586	40.450266	-0.65%	432
2013	29.318872	40.713586	38.86%	607
2012	25.758071	29.318872	13.82%	607
2011	27.674761	25.758071	-6.93%	432
2010	22.407994	27.674761	23.50%	432
2009	16.880000	22.407994	32.75%	118
2008	27.711600	16.880000	-39.09%	118
2007	27.534538	27.711600	0.64%	118
2006	24.936594	27.534538	10.42%	2,852
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	18.876893	18.777180	-0.53%	14,043
2014	17.079800	18.876893	10.52%	15,804
2013	13.219491	17.079800	29.20%	15,793
2012	11.744968	13.219491	12.55%	15,855
2011	11.854736	11.744968	-0.93%	15,820
2010	10.602976	11.854736	11.81%	15,778
2009	8.532324	10.602976	24.27%	16,518
2008	14.814157	8.532324	-42.40%	23,133
2007	13.896397	14.814157	6.60%	26,692
2006	12.409166	13.896397	11.98%	26,658
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.288901	13.327292	-6.73%	2,508
2014	11.249603	14.288901	27.02%	2,534
2013	11.077778	11.249603	1.55%	2,556
2012	9.708479	11.077778	14.10%	2,577
2011	9.249704	9.708479	4.96%	2,599
2010	7.209649	9.249704	28.30%	2,625
2009	5.591616	7.209649	28.94%	6,646
2008*	10.000000	5.591616	-44.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.938092	12.128012	-6.26%	0
2014	12.556928	12.938092	3.04%	0
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.738512	13.957882	-5.30%	0
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	0
2010	12.908002	13.528212	4.80%	0
2009*	10.000000	12.908002	29.08%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.577926	-4.22%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.428492	10.296162	-1.27%	2,472
2014	10.517779	10.428492	-0.85%	2,490
2013	10.607117	10.517779	-0.84%	2,508
2012	10.289693	10.607117	3.08%	2,530
2011	10.410601	10.289693	-1.16%	2,554
2010	10.033500	10.410601	3.76%	2,161
2009	8.983830	10.033500	11.68%	2,161
2008	10.530103	8.983830	-14.68%	2,161
2007	10.199219	10.530103	3.24%	2,161
2006	9.931551	10.199219	2.70%	2,161
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.254615	20.849308	-1.91%	0
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	0
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
2008	14.738047	8.795299	-40.32%	0
2007	13.897962	14.738047	6.04%	0
2006	12.402412	13.897962	12.06%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.757954	23.909582	5.06%	930
2014	21.830129	22.757954	4.25%	749
2013	16.289505	21.830129	34.01%	707
2012	14.195058	16.289505	14.75%	921
2011	14.247372	14.195058	-0.37%	929
2010	11.341777	14.247372	25.62%	1,011
2009	8.678735	11.341777	30.68%	1,038
2008	17.290851	8.678735	-49.81%	1,022
2007	16.501698	17.290851	4.78%	1,936
2006	16.263170	16.501698	1.47%	1,894
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.160813	18.603366	2.44%	1,939
2014	18.015081	18.160813	0.81%	2,682
2013	14.359018	18.015081	25.46%	2,682
2012	12.015625	14.359018	19.50%	2,682
2011	13.294223	12.015625	-9.62%	2,682
2010	11.632540	13.294223	14.28%	2,682
2009	8.444970	11.632540	37.75%	2,682
2008	14.327425	8.444970	-41.06%	3,103
2007	13.675231	14.327425	4.77%	6,037
2006	11.789981	13.675231	15.99%	14,516
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.126965	9.754510	-3.68%	5,292
2014	9.992316	10.126965	1.35%	0
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	21.806390	22.205458	1.83%	12,665
2014	19.987852	21.806390	9.10%	14,288
2013	15.391416	19.987852	29.86%	14,288
2012	13.363724	15.391416	15.17%	14,288
2011	13.561894	13.363724	-1.46%	14,288
2010	11.852164	13.561894	14.43%	15,385
2009	9.374830	11.852164	26.43%	15,801
2008	15.460789	9.374830	-39.36%	21,974
2007	15.024833	15.460789	2.90%	25,442
2006	13.253841	15.024833	13.36%	25,940

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.843402	15.619934	-7.26%	0
2014	15.269089	16.843402	10.31%	0
2013	10.987135	15.269089	38.97%	0
2012	9.449469	10.987135	16.27%	0
2011	9.805147	9.449469	-3.63%	0
2010	8.062226	9.805147	21.62%	0
2009	5.962922	8.062226	35.21%	0
2008	9.732608	5.962922	-38.73%	0
2007	9.997565	9.732608	-2.65%	5,080
2006*	10.000000	9.997565	-0.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.483946	11.341066	-1.24%	0
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	0
2010	10.939212	11.339656	3.66%	0
2009*	10.000000	10.939212	9.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.378629	31.454740	10.84%	0
2014	21.944157	28.378629	29.32%	0
2013	14.793998	21.944157	48.33%	0
2012	11.459676	14.793998	29.10%	0
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.793941	12.526336	-2.09%	0
2014	12.036674	12.793941	6.29%	0
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	0
2007	10.399424	10.806679	3.92%	0
2006*	10.000000	10.399424	3.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	41.963450	40.893569	-2.55%	0
2014	41.369793	41.963450	1.44%	0
2013	46.003812	41.369793	-10.07%	0
2012	39.574208	46.003812	16.25%	98
2011	37.516437	39.574208	5.48%	98
2010	34.687929	37.516437	8.15%	98
2009	27.031931	34.687929	28.32%	98
2008	32.261466	27.031931	-16.21%	98
2007	30.731273	32.261466	4.98%	98
2006	28.140902	30.731273	9.21%	98
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.217476	-17.83%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	55.871596	47.356738	-15.24%	0
2014	56.929967	55.871596	-1.86%	0
2013	51.568824	56.929967	10.40%	0
2012	40.312688	51.568824	27.92%	50
2011	55.082272	40.312688	-26.81%	50
2010	44.064804	55.082272	25.00%	50
2009	20.974288	44.064804	110.09%	659
2008	60.431031	20.974288	-65.29%	659
2007	44.562351	60.431031	35.61%	659
2006	32.414752	44.562351	37.48%	659
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	38.481739	25.238830	-34.41%	0
2014	48.269810	38.481739	-20.28%	0
2013	44.312202	48.269810	8.93%	0
2012	43.493077	44.312202	1.88%	0
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.372530	22.369647	-4.29%	0
2014	24.170308	23.372530	-3.30%	303
2013	16.325413	24.170308	48.05%	303
2012	15.357395	16.325413	6.30%	303
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.912140	24.999020	-7.11%	0
2014	25.078432	26.912140	7.31%	0
2013	18.498293	25.078432	35.57%	0
2012	15.852762	18.498293	16.69%	0
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.381563	12.855504	-3.93%	0
2014	13.151377	13.381563	1.75%	0
2013	14.588701	13.151377	-9.85%	128
2012	13.792695	14.588701	5.77%	1,754
2011	12.530438	13.792695	10.07%	1,830
2010	12.101716	12.530438	3.54%	3,365
2009	11.147327	12.101716	8.56%	2,479
2008	11.499777	11.147327	-3.06%	0
2007	10.663455	11.499777	7.84%	1,033
2006	10.656245	10.663455	0.07%	1,658
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	21.830395	20.294326	-7.04%	3,372
2014	19.699682	21.830395	10.82%	3,372
2013	14.724874	19.699682	33.79%	3,372
2012	13.028629	14.724874	13.02%	3,913
2011	12.827425	13.028629	1.57%	3,927
2010	11.408680	12.827425	12.44%	3,925
2009	9.807567	11.408680	16.33%	3,918
2008	15.221926	9.807567	-35.57%	4,300
2007	15.465441	15.221926	-1.57%	4,217
2006	13.409003	15.465441	15.34%	5,372
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.609373	19.038473	-2.91%	0
2014	17.099670	19.609373	14.68%	0
2013	13.341970	17.099670	28.16%	943
2012	11.644325	13.341970	14.58%	943
2011	11.903854	11.644325	-2.18%	943
2010	10.133858	11.903854	17.47%	943
2009	7.917341	10.133858	28.00%	943
2008	10.625020	7.917341	-25.48%	1,241
2007	11.042287	10.625020	-3.78%	442
2006*	10.000000	11.042287	10.42%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.162806	14.785838	-2.49%	6,744
2014	15.101908	15.162806	0.40%	4,952
2013	13.400106	15.101908	12.70%	4,112
2012	12.371587	13.400106	8.31%	3,420
2011	13.034055	12.371587	-5.08%	737
2010	12.055694	13.034055	8.12%	737
2009*	10.000000	12.055694	20.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.782161	-2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.273899	23.352786	-3.79%	0
2014	23.442931	24.273899	3.54%	0
2013	16.913468	23.442931	38.61%	0
2012	14.836151	16.913468	14.00%	1,758
2011	14.977337	14.836151	-0.94%	931
2010	12.084235	14.977337	23.94%	1,585
2009	9.812538	12.084235	23.15%	1,629
2008	14.420003	9.812538	-31.95%	0
2007	14.737340	14.420003	-2.15%	0
2006	13.076669	14.737340	12.70%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	18.071809	17.232035	-4.65%	0
2014	16.171494	18.071809	11.75%	0
2013	12.220595	16.171494	32.33%	0
2012	11.080282	12.220595	10.29%	316
2011	11.148183	11.080282	-0.61%	318
2010	9.857382	11.148183	13.09%	325
2009	7.481911	9.857382	31.75%	326
2008	11.583691	7.481911	-35.41%	347
2007	10.911525	11.583691	6.16%	326
2006	10.143929	10.911525	7.57%	316

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	21.227854	21.140921	-0.41%	993
2014	19.000414	21.227854	11.72%	993
2013	14.610282	19.000414	30.05%	993
2012	12.816278	14.610282	14.00%	3,498
2011	12.771239	12.816278	0.35%	2,580
2010	11.290301	12.771239	13.12%	4,036
2009	9.072925	11.290301	24.44%	4,113
2008	14.654133	9.072925	-38.09%	5,841
2007	14.135644	14.654133	3.67%	7,044
2006	12.424711	14.135644	13.77%	7,065
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	21.143634	20.312376	-3.93%	2,475
2014	19.858721	21.143634	6.47%	2,475
2013	16.647779	19.858721	19.29%	2,475
2012	15.305480	16.647779	8.77%	2,709
2011	14.253495	15.305480	7.38%	2,723
2010	12.548318	14.253495	13.59%	2,731
2009	10.394501	12.548318	20.72%	2,724
2008	14.979668	10.394501	-30.61%	2,740
2007	14.196462	14.979668	5.52%	2,729
2006	12.373260	14.196462	14.74%	3,836
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.898447	9.653232	-2.48%	0
2014*	10.000000	9.898447	-1.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.458698	17.154938	-1.74%	4,053
2014	17.076819	17.458698	2.24%	5,505
2013	17.159280	17.076819	-0.48%	5,497
2012	15.877601	17.159280	8.07%	6,330
2011	15.760573	15.877601	0.74%	5,683
2010	14.746442	15.760573	6.88%	6,924
2009	12.430716	14.746442	18.63%	5,157
2008	13.612057	12.430716	-8.68%	5,208
2007	13.114438	13.612057	3.79%	6,733
2006	12.782592	13.114438	2.60%	5,975
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.965784	13.713395	-1.81%	0
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.838310	13.580783	-1.86%	0
2014	13.422964	13.838310	3.09%	0
2013	11.752283	13.422964	14.22%	0
2012	10.541446	11.752283	11.49%	0
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
2008	11.412998	7.564266	-33.72%	0
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	14.031866	13.774953	-1.83%	0
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.417275	8.131683	-21.94%	609
2014	12.123776	10.417275	-14.08%	1,219
2013	9.914446	12.123776	22.28%	1,219
2012	9.610780	9.914446	3.16%	1,219
2011	10.291995	9.610780	-6.62%	1,219
2010	8.768775	10.291995	17.37%	1,219
2009	6.032463	8.768775	45.36%	714
2008	13.432461	6.032463	-55.09%	442
2007	9.364090	13.432461	43.45%	0
2006*	10.000000	9.364090	-6.36%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	22.112246	20.890010	-5.53%	1,585
2014	20.662372	22.112246	7.02%	1,339
2013	16.386659	20.662372	26.09%	886
2012	14.196678	16.386659	15.43%	886
2011	14.289703	14.196678	-0.65%	886
2010	12.605268	14.289703	13.36%	6,169
2009	9.841661	12.605268	28.08%	6,841
2008	17.439229	9.841661	-43.57%	7,818
2007	17.458770	17.439229	-0.11%	9,342
2006	14.760062	17.458770	18.28%	10,235

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	20.306812	21.412904	5.45%	778
2014	18.541565	20.306812	9.52%	778
2013	13.820322	18.541565	34.16%	778
2012	12.249518	13.820322	12.82%	1,058
2011	12.418141	12.249518	-1.36%	1,064
2010	10.162366	12.418141	22.20%	2,069
2009	8.050949	10.162366	26.23%	2,073
2008	15.490725	8.050949	-48.03%	2,030
2007	12.396773	15.490725	24.96%	6,736
2006	11.791270	12.396773	5.14%	7,656
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	15.970361	15.139964	-5.20%	0
2014	16.041182	15.970361	-0.44%	0
2013	15.381936	16.041182	4.29%	0
2012	13.675392	15.381936	12.48%	0
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	2,125
2009	8.416032	11.918726	41.62%	2,125
2008	11.402019	8.416032	-26.19%	2,125
2007	11.277015	11.402019	1.11%	2,701
2006	10.297247	11.277015	9.51%	2,806
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	14.043129	13.734844	-2.20%	0
2014	13.481268	14.043129	4.17%	0
2013	13.950172	13.481268	-3.36%	0
2012	13.390631	13.950172	4.18%	10,763
2011	12.679944	13.390631	5.60%	3,990
2010	11.954949	12.679944	6.06%	4,131
2009	10.492401	11.954949	13.94%	4,246
2008	11.020864	10.492401	-4.80%	0
2007	10.737396	11.020864	2.64%	0
2006	10.451062	10.737396	2.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.253720	15.769774	-2.98%	0
2014	15.538440	16.253720	4.60%	981
2013	11.593896	15.538440	34.02%	0
2012	10.257797	11.593896	13.03%	0
2011	11.663733	10.257797	-12.05%	1,842
2010	9.200402	11.663733	26.77%	1,676
2009	6.671050	9.200402	37.92%	0
2008	11.196312	6.671050	-40.42%	0
2007	9.843302	11.196312	13.75%	0
2006*	10.000000	9.843302	-1.57%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.683305	18.026005	1.94%	0
2014	19.547921	17.683305	-9.54%	0
2013	15.221616	19.547921	28.42%	0
2012	12.820436	15.221616	18.73%	0
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
2008	20.517005	11.344108	-44.71%	0
2007	17.772964	20.517005	15.44%	0
2006	15.297418	17.772964	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.990861	20.999266	-4.51%	0
2014	20.925345	21.990861	5.09%	0
2013	16.285665	20.925345	28.49%	0
2012	13.008694	16.285665	25.19%	0
2011	14.488426	13.008694	-10.21%	0
2010	11.631741	14.488426	24.56%	0
2009	7.502620	11.631741	55.04%	0
2008	15.601198	7.502620	-51.91%	0
2007	15.000119	15.601198	4.01%	0
2006	13.105208	15.000119	14.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.083890	13.809495	-8.45%	3,972
2014	14.637928	15.083890	3.05%	6,935
2013	13.042512	14.637928	12.23%	7,224
2012	11.754372	13.042512	10.96%	7,793
2011	11.655097	11.754372	0.85%	8,184
2010	10.501643	11.655097	10.98%	5,144
2009	7.862729	10.501643	33.56%	1,706
2008	11.347958	7.862729	-30.71%	6,271
2007	11.104529	11.347958	2.19%	5,569
2006*	10.000000	11.104529	11.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.193357	13.859929	-8.78%	0
2014	15.337180	15.193357	-0.94%	0
2013	11.428966	15.337180	34.20%	0
2012	9.801171	11.428966	16.61%	0
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
2008	9.752789	6.434554	-34.02%	0
2007	10.143557	9.752789	-3.85%	0
2006*	10.000000	10.143557	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.334052	7.391644	-20.81%	0
2014*	10.000000	9.334052	-6.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.646661	7.963949	-7.90%	0
2014*	10.000000	8.646661	-13.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.983907	9.410788	-5.74%	1,586
2014*	10.000000	9.983907	-0.16%	4,832
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	17.131536	17.676123	3.18%	0
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.883485	13.817684	-0.47%	0
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.059565	25.331730	-9.72%	614
2014	30.070173	28.059565	-6.69%	1,386
2013	24.396615	30.070173	23.26%	600
2012	20.783511	24.396615	17.38%	2,894
2011	22.737900	20.783511	-8.60%	2,923
2010	21.241206	22.737900	7.05%	3,123
2009	17.245268	21.241206	23.17%	2,754
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.772826	-2.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.566503	16.060772	10.26%	4,692
2014	13.633848	14.566503	6.84%	4,692
2013	10.575148	13.633848	28.92%	4,692
2012	8.668397	10.575148	22.00%	5,069
2011	9.456593	8.668397	-8.33%	6,858
2010	9.016324	9.456593	4.88%	9,922
2009	6.268928	9.016324	43.83%	8,660
2008	11.428589	6.268928	-45.15%	8,628
2007	8.492349	11.428589	34.58%	12,514
2006	7.901043	8.492349	7.48%	14,648
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.388539	7.615813	3.08%	0
2014	6.859828	7.388539	7.71%	0
2013	5.143812	6.859828	33.36%	0
2012	4.383012	5.143812	17.36%	0
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
2008	4.661468	2.572472	-44.81%	0
2007	3.888995	4.661468	19.86%	0
2006	3.661446	3.888995	6.21%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.210559	10.968387	-10.17%	0
2014	14.103267	12.210559	-13.42%	0
2013	12.528714	14.103267	12.57%	0
2012	11.238620	12.528714	11.48%	334
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
2008	16.499263	7.763332	-52.95%	0
2007	13.085427	16.499263	26.09%	0
2006	9.059618	13.085427	44.44%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	25.004015	23.974963	-4.12%	791
2014	22.053147	25.004015	13.38%	791
2013	16.922628	22.053147	30.32%	791
2012	14.272624	16.922628	18.57%	791
2011	14.183043	14.272624	0.63%	791
2010	11.663313	14.183043	21.60%	791
2009	9.345851	11.663313	24.80%	791
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.648929	21.125028	-2.42%	0
2014	19.943858	21.648929	8.55%	0
2013	14.932191	19.943858	33.56%	0
2012	13.082318	14.932191	14.14%	0
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
2008	15.243699	10.098507	-33.75%	0
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.853591	15.555483	4.73%	0
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.532409	21.245472	-5.71%	2,955
2014	20.222598	22.532409	11.42%	2,955
2013	15.565286	20.222598	29.92%	2,955
2012	13.782052	15.565286	12.94%	2,955
2011	13.901600	13.782052	-0.86%	3,126
2010	12.438437	13.901600	11.76%	9,471
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.425632	14.349082	-0.53%	7,567
2014	13.949176	14.425632	3.42%	0
2013	11.486841	13.949176	21.44%	0
2012	10.078216	11.486841	13.98%	0
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.576733	11.376737	-1.73%	0
2014	11.195652	11.576733	3.40%	0
2013	11.666419	11.195652	-4.04%	0
2012	11.284076	11.666419	3.39%	0
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.257817	16.012287	4.94%	0
2014	15.210958	15.257817	0.31%	0
2013	12.004302	15.210958	26.71%	0
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	1,295
2010	10.192912	11.174715	9.63%	1,311
2009	7.307804	10.192912	39.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.590661	15.295493	4.83%	1,388
2014	13.707124	14.590661	6.45%	0
2013	10.736608	13.707124	27.67%	0
2012	9.284769	10.736608	15.64%	0
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.274140	13.217109	-0.43%	4,418
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.170394	19.349793	-4.07%	0
2014	19.968287	20.170394	1.01%	0
2013	18.933351	19.968287	5.47%	0
2012	16.779774	18.933351	12.83%	0
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
2008	14.432295	10.236784	-29.07%	0
2007	14.207908	14.432295	1.58%	0
2006	13.040874	14.207908	8.95%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	18.970845	17.509211	-7.70%	0
2014	17.642254	18.970845	7.53%	840
2013	13.204640	17.642254	33.61%	0
2012	11.316625	13.204640	16.68%	0
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
2008	13.125312	8.145827	-37.94%	0
2007	13.628411	13.125312	-3.69%	1,209
2006	11.936752	13.628411	14.17%	1,209

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.162523	-8.37%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.360975	-6.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.128724	12.792166	-2.56%	1,232
2014	12.503488	13.128724	5.00%	1,232
2013	8.826188	12.503488	41.66%	1,232
2012	7.662684	8.826188	15.18%	1,232
2011	8.801821	7.662684	-12.94%	1,232
2010	7.729430	8.801821	13.87%	1,232
2009	5.130170	7.729430	50.67%	1,232
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.520180	12.201732	-2.54%	0
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	0
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.803545	11.541168	-2.22%	0
2014	11.596375	11.803545	1.79%	0
2013	11.219522	11.596375	3.36%	0
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.341521	12.026908	-2.55%	0
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.394872	12.121009	-2.21%	0
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	905
2008*	10.000000	9.845494	-1.55%	905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.188452	12.923440	-2.01%	2,630
2014	12.766100	13.188452	3.31%	3,768
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.646201	17.083360	-17.26%	0
2014	22.182126	20.646201	-6.92%	0
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0
2008	33.063004	13.755036	-58.40%	0
2007	23.058810	33.063004	43.39%	0
2006	17.121952	23.058810	34.67%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.652731	15.401169	-1.61%	0
2014	15.196750	15.652731	3.00%	0
2013	16.080324	15.196750	-5.49%	0
2012	15.841556	16.080324	1.51%	0
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	1,717
2009	14.362980	14.527898	1.15%	1,126
2008	13.536704	14.362980	6.10%	2,774
2007	12.825824	13.536704	5.54%	4,023
2006	12.599616	12.825824	1.80%	1,927
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.356723	12.754142	-4.51%	0
2014	13.621215	13.356723	-1.94%	0
2013	11.735773	13.621215	16.07%	0
2012	10.306277	11.735773	13.87%	0
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.864452	18.396014	-2.48%	2,288
2014	18.242287	18.864452	3.41%	2,288
2013	14.554321	18.242287	25.34%	2,288
2012	12.748966	14.554321	14.16%	2,288
2011	13.472382	12.748966	-5.37%	2,288
2010	11.931917	13.472382	12.91%	2,288
2009	9.522873	11.931917	25.30%	2,288
2008	15.308184	9.522873	-37.79%	2,288
2007	14.668581	15.308184	4.36%	2,288
2006	12.741978	14.668581	15.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.808656	13.637541	-1.24%	0
2014	13.493980	13.808656	2.33%	0
2013	13.068055	13.493980	3.26%	0
2012	12.614655	13.068055	3.59%	3,123
2011	12.441672	12.614655	1.39%	3,165
2010	11.928224	12.441672	4.30%	3,391
2009	11.101361	11.928224	7.45%	3,485
2008	11.992742	11.101361	-7.43%	0
2007	11.554601	11.992742	3.79%	0
2006	11.049006	11.554601	4.58%	1,967
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.896017	16.586868	-1.83%	0
2014	16.308356	16.896017	3.60%	0
2013	14.196190	16.308356	14.88%	0
2012	13.006607	14.196190	9.15%	0
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	10,950
2008	13.619819	10.303566	-24.35%	27,122
2007	13.087664	13.619819	4.07%	22,231
2006	11.931793	13.087664	9.69%	18,587

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.185452	17.781932	-2.22%	2,980
2014	17.590425	18.185452	3.38%	8,233
2013	14.592735	17.590425	20.54%	11,003
2012	13.023413	14.592735	12.05%	11,003
2011	13.508611	13.023413	-3.59%	11,003
2010	12.154289	13.508611	11.14%	11,003
2009	9.919721	12.154289	22.53%	11,003
2008	14.678830	9.919721	-32.42%	11,150
2007	14.040065	14.678830	4.55%	11,525
2006	12.443859	14.040065	12.83%	11,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.618186	15.379209	-1.53%	0
2014	15.138547	15.618186	3.17%	0
2013	13.909287	15.138547	8.84%	0
2012	13.070731	13.909287	6.42%	0
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0
2008	12.880912	10.778891	-16.32%	1,190
2007	12.354247	12.880912	4.26%	1,190
2006	11.567555	12.354247	6.80%	3,250
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.509777	23.301349	3.52%	963
2014	21.004229	22.509777	7.17%	963
2013	15.598716	21.004229	34.65%	8,851
2012	13.343510	15.598716	16.90%	9,214
2011	13.855790	13.343510	-3.70%	15,904
2010	12.928952	13.855790	7.17%	17,389
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	42.238554	40.550597	-4.00%	0
2014	39.189935	42.238554	7.78%	0
2013	29.903839	39.189935	31.05%	0
2012	25.844457	29.903839	15.71%	0
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	1,134
2009	16.077655	21.657282	34.70%	2,324
2008	25.690552	16.077655	-37.42%	4,974
2007	24.250660	25.690552	5.94%	6,176
2006	22.403405	24.250660	8.25%	6,318

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.752100	10.590820	-1.50%	0
2014	10.915836	10.752100	-1.50%	8,762
2013	11.082065	10.915836	-1.50%	15,307
2012	11.251291	11.082065	-1.50%	6,545
2011	11.422145	11.251291	-1.50%	4,677
2010	11.596067	11.422145	-1.50%	269
2009	11.767718	11.596067	-1.46%	276
2008	11.706507	11.767718	0.52%	24,409
2007	11.342165	11.706507	3.21%	25,015
2006	11.015384	11.342165	2.97%	25,799
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	17.852042	17.076017	-4.35%	1,237
2014	17.446337	17.852042	2.33%	1,965
2013	17.913443	17.446337	-2.61%	2,240
2012	16.202156	17.913443	10.56%	3,708
2011	15.583700	16.202156	3.97%	2,495
2010	14.306279	15.583700	8.93%	2,560
2009	11.677180	14.306279	22.51%	1,847
2008	14.333485	11.677180	-18.53%	878
2007	13.909639	14.333485	3.05%	1,852
2006	13.469205	13.909639	3.27%	1,868
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.964790	17.608352	-1.98%	871
2014	18.424127	17.964790	-2.49%	871
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.014013	8.424229	-6.54%	0
2014*	10.000000	9.014013	-9.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.501227	14.774261	1.88%	0
2014	13.330862	14.501227	8.78%	0
2013	10.044301	13.330862	32.72%	0
2012	8.764236	10.044301	14.61%	0
2011	9.163741	8.764236	-4.36%	4,794
2010	8.054001	9.163741	13.78%	4,794
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.272629	15.523440	-4.60%	0
2014	14.948168	16.272629	8.86%	0
2013	11.204849	14.948168	33.41%	0
2012	9.656095	11.204849	16.04%	0
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.554112	12.891985	-4.89%	0
2014	12.481965	13.554112	8.59%	0
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.560030	14.315071	-1.68%	0
2014	14.208473	14.560030	2.47%	0
2013	10.381617	14.208473	36.86%	0
2012	9.172945	10.381617	13.18%	0
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.305996	14.042679	-1.84%	3,442
2014	14.002987	14.305996	2.16%	3,442
2013	10.256516	14.002987	36.53%	3,442
2012	9.082922	10.256516	12.92%	3,442
2011	9.650508	9.082922	-5.88%	3,981
2010	7.746878	9.650508	24.57%	6,135
2009	6.207089	7.746878	24.81%	6,135
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.207586	16.460353	-4.34%	2,746
2014	14.928741	17.207586	15.26%	2,746
2013	11.170595	14.928741	33.64%	2,746
2012	9.747754	11.170595	14.60%	2,746
2011	10.131081	9.747754	-3.78%	2,746
2010	8.597378	10.131081	17.84%	2,746
2009	6.689909	8.597378	28.51%	2,746
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	21.544632	21.381899	-0.76%	0
2014	21.274592	21.544632	1.27%	0
2013	14.968726	21.274592	42.13%	0
2012	13.396958	14.968726	11.73%	0
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	3,581
2009	8.823919	11.078364	25.55%	3,581
2008	16.719936	8.823919	-47.23%	3,581
2007	15.467798	16.719936	8.10%	3,684
2006	15.214808	15.467798	1.66%	3,684

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	52.103740	48.231221	-7.43%	0
2014	49.426430	52.103740	5.42%	0
2013	35.739678	49.426430	38.30%	0
2012	30.125817	35.739678	18.63%	0
2011	32.217265	30.125817	-6.49%	76
2010	25.834325	32.217265	24.71%	3,779
2009	20.780205	25.834325	24.32%	4,712
2008	31.094922	20.780205	-33.17%	4,505
2007	33.908952	31.094922	-8.30%	4,783
2006	29.348465	33.908952	15.54%	4,862
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	40.118071	38.870081	-3.11%	0
2014	40.399731	40.118071	-0.70%	0
2013	29.107609	40.399731	38.79%	0
2012	25.585480	29.107609	13.77%	0
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	977
2009	16.792408	22.280410	32.68%	977
2008	27.581842	16.792408	-39.12%	2,857
2007	27.419590	27.581842	0.59%	3,195
2006	24.845062	27.419590	10.36%	3,191
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	18.721822	18.613485	-0.58%	0
2014	16.948094	18.721822	10.47%	0
2013	13.124213	16.948094	29.14%	9,180
2012	11.666244	13.124213	12.50%	9,351
2011	11.781243	11.666244	-0.98%	9,299
2010	10.542591	11.781243	11.75%	9,210
2009	8.488044	10.542591	24.21%	9,293
2008	14.744782	8.488044	-42.43%	9,116
2007	13.838380	14.744782	6.55%	9,710
2006	12.363615	13.838380	11.93%	9,669
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.240589	13.275487	-6.78%	0
2014	11.217255	14.240589	26.95%	1,114
2013	11.051541	11.217255	1.50%	1,114
2012	9.690417	11.051541	14.05%	1,114
2011	9.237175	9.690417	4.91%	1,114
2010	7.203521	9.237175	28.23%	1,114
2009	5.589702	7.203521	28.87%	1,116
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.012667	12.938332	-0.57%	1,941
2014	11.683009	13.012667	11.38%	1,941
2013*	10.000000	11.683009	16.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	2,822
2012	10.454338	10.659964	1.97%	3,374
2011	10.477107	10.454338	-0.22%	3,374
2010	10.385334	10.477107	0.88%	3,374
2009	9.843634	10.385334	5.50%	16,872
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.577168	-4.23%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.366908	10.230172	-1.32%	0
2014	10.460984	10.366908	-0.90%	0
2013	10.555181	10.460984	-0.89%	0
2012	10.244547	10.555181	3.03%	0
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
2008	10.505182	8.958025	-14.73%	0
2007	10.180267	10.505182	3.19%	860
2006	9.918119	10.180267	2.64%	1,152
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.237085	19.841106	-1.96%	0
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	0
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	0
2006	11.862757	13.286513	12.00%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.571024	23.701172	5.01%	0
2014	21.661813	22.571024	4.20%	0
2013	16.172103	21.661813	33.95%	0
2012	14.099927	16.172103	14.70%	0
2011	14.159062	14.099927	-0.42%	0
2010	11.277175	14.159062	25.56%	5,941
2009	8.633683	11.277175	30.62%	5,941
2008	17.209838	8.633683	-49.83%	5,941
2007	16.432771	17.209838	4.73%	9,835
2006	16.203447	16.432771	1.42%	9,835
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	18.026081	18.455979	2.38%	0
2014	17.890508	18.026081	0.76%	0
2013	14.266961	17.890508	25.40%	0
2012	11.944674	14.266961	19.44%	0
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	2,352
2008	14.271766	8.407890	-41.09%	3,906
2007	13.629059	14.271766	4.72%	3,906
2006	11.756121	13.629059	15.93%	3,906
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.115757	9.738777	-3.73%	0
2014	9.986329	10.115757	1.30%	0
2013	10.151842	9.986329	-1.63%	0
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	1,512
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	21.627270	22.011882	1.78%	905
2014	19.833738	21.627270	9.04%	905
2013	15.280495	19.833738	29.80%	905
2012	13.274169	15.280495	15.11%	905
2011	13.477836	13.274169	-1.51%	1,146
2010	11.784682	13.477836	14.37%	1,147
2009	9.326193	11.784682	26.36%	1,138
2008	15.388393	9.326193	-39.39%	1,122
2007	14.962113	15.388393	2.85%	1,441
2006	13.205210	14.962113	13.30%	2,202

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.769467	15.543485	-7.31%	0
2014	15.209775	16.769467	10.25%	0
2013	10.950001	15.209775	38.90%	0
2012	9.422319	10.950001	16.21%	0
2011	9.781928	9.422319	-3.68%	7,127
2010	8.047221	9.781928	21.56%	7,127
2009	5.954845	8.047221	35.14%	7,127
2008	9.724370	5.954845	-38.76%	0
2007	9.994196	9.724370	-2.70%	0
2006*	10.000000	9.994196	-0.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.770993	10.762483	-8.57%	0
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.450958	11.302749	-1.29%	0
2014	11.538994	11.450958	-0.76%	8,478
2013	11.741977	11.538994	-1.73%	8,478
2012	11.273050	11.741977	4.16%	10,208
2011	11.330057	11.273050	-0.50%	1,745
2010	10.935503	11.330057	3.61%	1,989
2009*	10.000000	10.935503	9.36%	2,044
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.311582	31.364509	10.78%	1,299
2014	21.903420	28.311582	29.26%	0
2013	14.774016	21.903420	48.26%	0
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.737777	12.465020	-2.14%	0
2014	11.989920	12.737777	6.24%	0
2013	12.211221	11.989920	-1.81%	0
2012	11.328212	12.211221	7.79%	0
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
2008	10.797546	9.550224	-11.55%	0
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	41.618939	40.537241	-2.60%	0
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	0
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
2008	32.110447	26.891737	-16.25%	0
2007	30.603032	32.110447	4.93%	0
2006	28.037652	30.603032	9.15%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.214694	-17.85%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	55.412702	46.943906	-15.28%	753
2014	56.491064	55.412702	-1.91%	753
2013	51.197222	56.491064	10.34%	753
2012	40.042554	51.197222	27.86%	753
2011	54.740934	40.042554	-26.85%	753
2010	43.813936	54.740934	24.94%	753
2009	20.865450	43.813936	109.98%	753
2008	60.148122	20.865450	-65.31%	753
2007	44.376351	60.148122	35.54%	753
2006	32.295777	44.376351	37.41%	753
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	38.165631	25.018762	-34.45%	0
2014	47.897657	38.165631	-20.32%	0
2013	43.992884	47.897657	8.88%	0
2012	43.201636	43.992884	1.83%	0
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	0
2006	28.525563	34.980940	22.63%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.308666	5.431921	-34.62%	0
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	882
2012*	10.000000	9.626904	-3.73%	1,055
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.305437	22.294117	-4.34%	0
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	1,234
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.739524	24.826064	-7.16%	0
2014	24.930243	26.739524	7.26%	0
2013	18.398317	24.930243	35.50%	0
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.302495	12.773056	-3.98%	0
2014	13.080316	13.302495	1.70%	0
2013	14.517248	13.080316	-9.90%	0
2012	13.732125	14.517248	5.72%	0
2011	12.481724	13.732125	10.02%	0
2010	12.060795	12.481724	3.49%	0
2009	11.115274	12.060795	8.51%	0
2008	11.472534	11.115274	-3.11%	0
2007	10.643627	11.472534	7.79%	0
2006	10.641817	10.643627	0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	21.651009	20.117327	-7.08%	0
2014	19.547713	21.651009	10.76%	0
2013	14.618692	19.547713	33.72%	0
2012	12.941263	14.618692	12.96%	0
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0
2008	15.150584	9.756634	-35.60%	0
2007	15.400828	15.150584	-1.62%	0
2006	13.359736	15.400828	15.28%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.523214	18.945209	-2.96%	0
2014	17.033183	19.523214	14.62%	0
2013	13.296843	17.033183	28.10%	0
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
2006*	10.000000	11.038582	10.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.119219	14.735844	-2.54%	0
2014	15.066151	15.119219	0.35%	0
2013	13.375164	15.066151	12.64%	0
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.778841	-2.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.118350	23.191359	-3.84%	0
2014	23.304532	24.118350	3.49%	0
2013	16.822141	23.304532	38.53%	0
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	0
2006	13.052374	14.702514	12.64%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	17.923319	17.081774	-4.70%	0
2014	16.046763	17.923319	11.69%	0
2013	12.132491	16.046763	32.26%	0
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
2006	10.106683	10.865963	7.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	21.053358	20.956496	-0.46%	0
2014	18.853784	21.053358	11.67%	0
2013	14.504898	18.853784	29.98%	0
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
2008	14.585446	9.025801	-38.12%	112
2007	14.076570	14.585446	3.62%	503
2006	12.379057	14.076570	13.71%	526
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	20.969981	20.135317	-3.98%	0
2014	19.705623	20.969981	6.42%	0
2013	16.527811	19.705623	19.23%	0
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
2006	12.327848	14.137200	14.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.320426	17.010429	-1.79%	0
2014	16.950169	17.320426	2.18%	0
2013	17.040665	16.950169	-0.53%	0
2012	15.775874	17.040665	8.02%	0
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
2008	13.552311	12.369872	-8.72%	0
2007	13.063536	13.552311	3.74%	0
2006	12.739427	13.063536	2.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.904418	13.646213	-1.86%	0
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	0
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
2006*	10.000000	10.494851	4.95%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.777530	13.514267	-1.91%	0
2014	13.370797	13.777530	3.04%	0
2013	11.712547	13.370797	14.16%	0
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
2006*	10.000000	10.514805	5.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.970192	13.707448	-1.88%	0
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
2006*	10.000000	10.534920	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.371444	8.091795	-21.98%	0
2014	12.076585	10.371444	-14.12%	0
2013	9.880869	12.076585	22.22%	0
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0
2006*	10.000000	9.360928	-6.39%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	21.930605	20.707893	-5.58%	0
2014	20.503045	21.930605	6.96%	0
2013	16.268555	20.503045	26.03%	0
2012	14.101524	16.268555	15.37%	0
2011	14.201119	14.101524	-0.70%	0
2010	12.533482	14.201119	13.31%	0
2009	9.790590	12.533482	28.02%	0
2008	17.357577	9.790590	-43.59%	101
2007	17.385893	17.357577	-0.16%	449
2006	14.705887	17.385893	18.22%	470

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	20.140058	21.226285	5.39%	0
2014	18.398648	20.140058	9.46%	0
2013	13.720761	18.398648	34.09%	0
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	109
2007	12.345038	15.418206	24.89%	485
2006	11.748014	12.345038	5.08%	507
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	15.839173	15.007976	-5.25%	0
2014	15.917511	15.839173	-0.49%	0
2013	15.271100	15.917511	4.23%	0
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
2006	10.259436	11.229923	9.46%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.960203	13.646815	-2.24%	0
2014	13.408465	13.960203	4.11%	0
2013	13.881887	13.408465	-3.41%	0
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0
2006	10.436937	10.717458	2.69%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.182331	15.692544	-3.03%	0
2014	15.478060	16.182331	4.55%	0
2013	11.554708	15.478060	33.95%	0
2012	10.228324	11.554708	12.97%	0
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0
2006*	10.000000	9.839985	-1.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.537943	17.868744	1.89%	0
2014	19.397083	17.537943	-9.58%	0
2013	15.111822	19.397083	28.36%	0
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	0
2006	15.241215	17.698704	16.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.849833	20.854005	-4.56%	0
2014	20.801711	21.849833	5.04%	0
2013	16.197658	20.801711	28.42%	0
2012	12.944989	16.197658	25.13%	0
2011	14.424782	12.944989	-10.26%	0
2010	11.586518	14.424782	24.50%	0
2009	7.477240	11.586518	54.96%	0
2008	15.556357	7.477240	-51.93%	0
2007	14.964645	15.556357	3.95%	0
2006	13.080838	14.964645	14.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.017640	13.741864	-8.50%	0
2014	14.581037	15.017640	2.99%	0
2013	12.998413	14.581037	12.18%	0
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0
2006*	10.000000	11.100789	11.01%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.126629	13.792042	-8.82%	0
2014	15.277579	15.126629	-0.99%	0
2013	11.390327	15.277579	34.13%	0
2012	9.773009	11.390327	16.55%	0
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
2006*	10.000000	10.140131	1.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.330878	7.385369	-20.85%	0
2014*	10.000000	9.330878	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.643706	7.957191	-7.94%	0
2014*	10.000000	8.643706	-13.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.980506	9.402808	-5.79%	0
2014*	10.000000	9.980506	-0.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	17.021772	17.553954	3.13%	0
2014	15.984086	17.021772	6.49%	0
2013	11.613834	15.984086	37.63%	0
2012	10.403343	11.613834	11.64%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.864637	13.791924	-0.52%	0
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	0
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.859664	25.138489	-9.77%	0
2014	29.871123	27.859664	-6.73%	0
2013	24.247409	29.871123	23.19%	0
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.769508	-2.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.456544	15.931450	10.20%	0
2014	13.537792	14.456544	6.79%	0
2013	10.505981	13.537792	28.86%	0
2012	8.616078	10.505981	21.93%	0
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
2008	11.382719	6.240588	-45.17%	0
2007	8.462578	11.382719	34.51%	0
2006	7.877344	8.462578	7.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.332799	7.554507	3.02%	0
2014	6.811529	7.332799	7.65%	0
2013	5.110192	6.811529	33.29%	0
2012	4.356575	5.110192	17.30%	0
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
2008	4.642758	2.560843	-44.84%	0
2007	3.875357	4.642758	19.80%	0
2006	3.650452	3.875357	6.16%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.118301	10.879987	-10.22%	0
2014	14.003825	12.118301	-13.46%	0
2013	12.446691	14.003825	12.51%	0
2012	11.170745	12.446691	11.42%	0
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
2008	16.432956	7.728195	-52.97%	0
2007	13.039486	16.432956	26.02%	0
2006	9.032380	13.039486	44.36%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.869075	23.833473	-4.16%	0
2014	21.945273	24.869075	13.32%	0
2013	16.848384	21.945273	30.25%	0
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.510083	20.978883	-2.47%	0
2014	19.826011	21.510083	8.49%	0
2013	14.851483	19.826011	33.50%	0
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
2006	12.095679	14.350718	18.64%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.818475	15.510831	4.67%	0
2014	14.883196	14.818475	-0.43%	0
2013	11.844304	14.883196	25.66%	0
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.467673	21.173676	-5.76%	0
2014	20.174731	22.467673	11.37%	0
2013	15.536317	20.174731	29.86%	0
2012	13.763403	15.536317	12.88%	0
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.362314	14.278856	-0.58%	0
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0
2006*	10.000000	10.448212	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.525887	11.321018	-1.78%	0
2014	11.152136	11.525887	3.35%	0
2013	11.626980	11.152136	-4.08%	0
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
2008	10.573953	9.382348	-11.27%	0
2007	10.430304	10.573953	1.38%	0
2006*	10.000000	10.430304	4.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.190783	15.933851	4.89%	0
2014	15.151816	15.190783	0.26%	0
2013	11.963698	15.151816	26.65%	0
2012	9.953969	11.963698	20.19%	0
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
2006*	10.000000	10.730389	7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.526530	15.220537	4.78%	0
2014	13.653806	14.526530	6.39%	0
2013	10.700274	13.653806	27.60%	0
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0
2006*	10.000000	10.257600	2.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.222582	13.159084	-0.48%	0
2014	12.184579	13.222582	8.52%	0
2013	9.307720	12.184579	30.91%	0
2012	8.076510	9.307720	15.24%	0
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.004605	19.181007	-4.12%	0
2014	19.814227	20.004605	0.96%	0
2013	18.796814	19.814227	5.41%	0
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	0
2006	12.992981	14.148553	8.89%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	18.814959	17.356511	-7.75%	0
2014	17.506170	18.814959	7.48%	0
2013	13.109442	17.506170	33.54%	0
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	0
2006	11.892899	13.571478	14.11%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.159414	-8.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.357799	-6.42%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.084350	12.742458	-2.61%	0
2014	12.467557	13.084350	4.95%	0
2013	8.805285	12.467557	41.59%	0
2012	7.648433	8.805285	15.13%	0
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.993858	14.713646	-1.87%	0
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.352990	12.073918	-2.26%	0
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.497387	16.951618	-17.30%	0
2014	22.033432	20.497387	-6.97%	0
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
2006	17.076429	22.985864	34.61%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.524155	15.266905	-1.66%	0
2014	15.079573	15.524155	2.95%	0
2013	15.964442	15.079573	-5.54%	0
2012	15.735406	15.964442	1.46%	0
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
2008	13.473320	14.288471	6.05%	0
2007	12.772282	13.473320	5.49%	0
2006	12.553370	12.772282	1.74%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.260414	12.655756	-4.56%	0
2014	13.529870	13.260414	-1.99%	0
2013	11.662995	13.529870	16.01%	0
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.628254	9.347340	-2.92%	0
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.741047	18.266390	-2.53%	0
2014	18.132153	18.741047	3.36%	0
2013	14.473795	18.132153	25.28%	0
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
2006	12.716604	14.631960	15.06%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.315747	15.052157	-1.72%	0
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.718329	13.541454	-1.29%	0
2014	13.412521	13.718329	2.28%	0
2013	12.995762	13.412521	3.21%	0
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
2006	11.027002	11.525753	4.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.785447	16.469958	-1.88%	0
2014	16.209859	16.785447	3.55%	0
2013	14.117621	16.209859	14.82%	0
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
2006	11.908017	13.054979	9.63%	917

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.066481	17.656631	-2.27%	0
2014	17.484223	18.066481	3.33%	0
2013	14.511989	17.484223	20.48%	0
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
2006	12.419064	14.005009	12.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.515994	15.270819	-1.58%	0
2014	15.047123	15.515994	3.12%	0
2013	13.832309	15.047123	8.78%	0
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	3,099
2007	12.323405	12.842197	4.21%	3,099
2006	11.544509	12.323405	6.75%	3,099
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.445127	23.222631	3.46%	0
2014	20.954534	22.445127	7.11%	0
2013	15.569712	20.954534	34.59%	0
2012	13.325468	15.569712	16.84%	0
2011	13.844074	13.325468	-3.75%	0
2010	12.924568	13.844074	7.11%	0
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	41.891571	40.197052	-4.05%	0
2014	38.887741	41.891571	7.72%	0
2013	29.688311	38.887741	30.99%	0
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	0
2006	22.321192	24.149432	8.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.663734	10.498451	-1.55%	0
2014	10.831621	10.663734	-1.55%	0
2013	11.002154	10.831621	-1.55%	0
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0
2006	10.974911	11.294770	2.91%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	17.705319	16.927068	-4.40%	0
2014	17.311737	17.705319	2.27%	0
2013	17.784276	17.311737	-2.66%	0
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
2006	13.419727	13.851522	3.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.913193	17.548857	-2.03%	0
2014	18.380552	17.913193	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.010884	8.417028	-6.59%	0
2014*	10.000000	9.010884	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.452171	14.716812	1.83%	0
2014	13.292519	14.452171	8.72%	0
2013	10.020501	13.292519	32.65%	0
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.234067	15.478785	-4.65%	0
2014	14.920323	16.234067	8.81%	0
2013	11.189652	14.920323	33.34%	0
2012	9.647912	11.189652	15.98%	0
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.508297	12.841877	-4.93%	0
2014	12.446089	13.508297	8.53%	0
2013	9.362511	12.446089	32.94%	0
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.510822	14.259454	-1.73%	0
2014	14.167633	14.510822	2.42%	0
2013	10.357034	14.167633	36.79%	0
2012	9.155877	10.357034	13.12%	0
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.257593	13.988065	-1.89%	0
2014	13.962704	14.257593	2.11%	0
2013	10.232209	13.962704	36.46%	0
2012	9.066008	10.232209	12.86%	0
2011	9.637421	9.066008	-5.93%	0
2010	7.740305	9.637421	24.51%	0
2009	6.204977	7.740305	24.74%	0
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.149372	16.396345	-4.39%	0
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	21.373933	21.201729	-0.81%	0
2014	21.116754	21.373933	1.22%	0
2013	14.865203	21.116754	42.05%	0
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
2006	15.163424	15.407749	1.61%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	51.675605	47.810610	-7.48%	0
2014	49.045178	51.675605	5.36%	0
2013	35.481994	49.045178	38.23%	0
2012	29.923836	35.481994	18.57%	0
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
2008	30.949250	20.672323	-33.21%	0
2007	33.767343	30.949250	-8.35%	0
2006	29.240705	33.767343	15.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	39.788453	38.531142	-3.16%	0
2014	40.088155	39.788453	-0.75%	0
2013	28.897775	40.088155	38.72%	0
2012	25.413955	28.897775	13.71%	0
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0
2008	27.452618	16.705232	-39.15%	0
2007	27.305066	27.452618	0.54%	0
2006	24.753824	27.305066	10.31%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	18.568011	18.451193	-0.63%	0
2014	16.817398	18.568011	10.41%	0
2013	13.029608	16.817398	29.07%	0
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
2008	14.675695	8.443977	-42.46%	0
2007	13.780579	14.675695	6.50%	0
2006	12.318206	13.780579	11.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.192433	13.223877	-6.82%	0
2014	11.185003	14.192433	26.89%	0
2013	11.025349	11.185003	1.45%	0
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.001653	12.920813	-0.62%	0
2014	11.679044	13.001653	11.32%	0
2013*	10.000000	11.679044	16.79%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.369443	10.173900	-1.89%	0
2014	10.480927	10.369443	-1.06%	0
2013	10.634719	10.480927	-1.45%	0
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.916211	12.095210	-6.36%	0
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.576406	-4.24%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.305677	10.164584	-1.37%	0
2014	10.404477	10.305677	-0.95%	0
2013	10.503486	10.404477	-0.94%	0
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
2006	9.904696	10.161335	2.59%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.127828	19.723973	-2.01%	0
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.385566	23.494484	4.95%	0
2014	21.494735	22.385566	4.14%	0
2013	16.055511	21.494735	33.88%	0
2012	14.005396	16.055511	14.64%	0
2011	14.071260	14.005396	-0.47%	0
2010	11.212926	14.071260	25.49%	0
2009	8.588847	11.212926	30.55%	0
2008	17.129200	8.588847	-49.86%	0
2007	16.364120	17.129200	4.68%	0
2006	16.143935	16.364120	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.892342	18.309745	2.33%	0
2014	17.766790	17.892342	0.71%	0
2013	14.175490	17.766790	25.33%	0
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
2008	14.216315	8.370969	-41.12%	0
2007	13.583024	14.216315	4.66%	0
2006	11.722343	13.583024	15.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	21.449622	21.820002	1.73%	0
2014	19.680818	21.449622	8.99%	0
2013	15.170370	19.680818	29.73%	0
2012	13.185198	15.170370	15.06%	0
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
2008	15.316318	9.277785	-39.43%	0
2007	14.899636	15.316318	2.80%	0
2006	13.156712	14.899636	13.25%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.695792	15.467335	-7.36%	0
2014	15.150638	16.695792	10.20%	0
2013	10.912968	15.150638	38.83%	0
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
2006*	10.000000	9.990835	-0.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	0
2013	11.720122	11.511662	-1.78%	0
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.244689	31.274517	10.73%	0
2014	21.862749	28.244689	29.19%	0
2013	14.754064	21.862749	48.18%	0
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.681826	12.403969	-2.19%	0
2014	11.943322	12.681826	6.18%	0
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
2006*	10.000000	10.392434	3.92%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	41.277195	40.183968	-2.65%	0
2014	40.734591	41.277195	1.33%	0
2013	45.343494	40.734591	-10.16%	0
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
2006	27.934804	30.475338	9.09%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.211898	-17.88%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	54.957401	46.534535	-15.33%	0
2014	56.055371	54.957401	-1.96%	0
2013	50.828154	56.055371	10.28%	0
2012	39.774116	50.828154	27.79%	0
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
2006	32.177181	44.191018	37.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	37.851963	24.800511	-34.48%	0
2014	47.528178	37.851963	-20.36%	0
2013	43.675691	47.528178	8.82%	0
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0
2006	28.420842	34.834877	22.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	0
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.568050	24.654327	-7.20%	0
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.223850	12.691092	-4.03%	2,104
2014	13.009583	13.223850	1.65%	2,637
2013	14.446093	13.009583	-9.94%	2,720
2012	13.671784	14.446093	5.66%	3,212
2011	12.433173	13.671784	9.96%	3,129
2010	12.019984	12.433173	3.44%	1,339
2009	11.083295	12.019984	8.45%	1,339
2008	11.445340	11.083295	-3.16%	2,731
2007	10.623823	11.445340	7.73%	357
2006	10.627401	10.623823	-0.03%	690
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	21.473083	19.941873	-7.13%	0
2014	19.396939	21.473083	10.70%	0
2013	14.513303	19.396939	33.65%	0
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	5,981
2009	9.706000	11.279060	16.21%	5,981
2008	15.079630	9.706000	-35.64%	5,981
2007	15.336528	15.079630	-1.68%	9,571
2006	13.310693	15.336528	15.22%	9,571
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.437454	18.852393	-3.01%	0
2014	16.966971	19.437454	14.56%	0
2013	13.251881	16.966971	28.03%	0
2012	11.577481	13.251881	14.46%	0
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.075762	14.686033	-2.59%	126
2014	15.030474	15.075762	0.30%	0
2013	13.350274	15.030474	12.59%	0
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.775523	-2.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.963615	23.030868	-3.89%	0
2014	23.166788	23.963615	3.44%	0
2013	16.731213	23.166788	38.46%	0
2012	14.691231	16.731213	13.89%	0
2011	14.846075	14.691231	-1.04%	0
2010	11.990480	14.846075	23.82%	0
2009	9.746305	11.990480	23.03%	0
2008	14.337260	9.746305	-32.02%	0
2007	14.667756	14.337260	-2.25%	0
2006	13.028113	14.667756	12.59%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	17.775870	16.932641	-4.74%	0
2014	15.922840	17.775870	11.64%	0
2013	12.044909	15.922840	32.20%	0
2012	10.932111	12.044909	10.18%	0
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
2008	11.475348	7.404379	-35.48%	0
2007	10.820520	11.475348	6.05%	0
2006	10.069512	10.820520	7.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	20.880380	20.773760	-0.51%	2,686
2014	18.708382	20.880380	11.61%	3,345
2013	14.400338	18.708382	29.92%	3,784
2012	12.644970	14.400338	13.88%	3,796
2011	12.613314	12.644970	0.25%	3,807
2010	11.162010	12.613314	13.00%	3,522
2009	8.978954	11.162010	24.31%	3,522
2008	14.517123	8.978954	-38.15%	3,522
2007	14.017785	14.517123	3.56%	3,974
2006	12.333598	14.017785	13.66%	5,788
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	20.797642	19.959696	-4.03%	0
2014	19.553599	20.797642	6.36%	1,022
2013	16.408637	19.553599	19.17%	1,057
2012	15.100978	16.408637	8.66%	908
2011	14.077306	15.100978	7.27%	971
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	174
2008	14.839651	10.286873	-30.68%	174
2007	14.078129	14.839651	5.41%	705
2006	12.282546	14.078129	14.62%	705
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.891704	9.636864	-2.58%	0
2014*	10.000000	9.891704	-1.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.183186	16.867074	-1.84%	437
2014	16.824404	17.183186	2.13%	1,197
2013	16.922824	16.824404	-0.58%	1,246
2012	15.674761	16.922824	7.96%	565
2011	15.575011	15.674761	0.64%	588
2010	14.587620	15.575011	6.77%	656
2009	12.309331	14.587620	18.51%	656
2008	13.492834	12.309331	-8.77%	656
2007	13.012844	13.492834	3.69%	3,772
2006	12.696417	13.012844	2.49%	3,772
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.843334	13.579361	-1.91%	0
2014	13.482030	13.843334	2.68%	0
2013	12.082984	13.482030	11.58%	0
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.717012	13.448064	-1.96%	0
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.908807	13.640274	-1.93%	0
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.325849	8.052120	-22.02%	0
2014	12.029602	10.325849	-14.16%	207
2013	9.847430	12.029602	22.16%	207
2012	9.555539	9.847430	3.05%	207
2011	10.243222	9.555539	-6.71%	207
2010	8.736084	10.243222	17.25%	207
2009	6.016095	8.736084	45.21%	207
2008	13.409697	6.016095	-55.14%	207
2007	9.357772	13.409697	43.30%	207
2006*	10.000000	9.357772	-6.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	21.750206	20.527121	-5.62%	4,026
2014	20.344721	21.750206	6.91%	4,378
2013	16.151117	20.344721	25.96%	9,350
2012	14.006873	16.151117	15.31%	9,376
2011	14.112961	14.006873	-0.75%	10,067
2010	12.462004	14.112961	13.25%	8,033
2009	9.739694	12.462004	27.95%	8,033
2008	17.276143	9.739694	-43.62%	9,904
2007	17.313177	17.276143	-0.21%	10,316
2006	14.651799	17.313177	18.16%	11,322

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	19.974399	21.040999	5.34%	2,363
2014	18.256591	19.974399	9.41%	2,722
2013	13.621732	18.256591	34.03%	3,098
2012	12.085795	13.621732	12.71%	3,098
2011	12.264579	12.085795	-1.46%	3,269
2010	10.046888	12.264579	22.07%	6,075
2009	7.967548	10.046888	26.10%	6,075
2008	15.345904	7.967548	-48.08%	6,108
2007	12.293412	15.345904	24.83%	10,358
2006	11.704811	12.293412	5.03%	11,863
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	15.708954	14.877017	-5.30%	0
2014	15.794660	15.708954	-0.54%	0
2013	15.160940	15.794660	4.18%	0
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
2008	11.295399	8.328857	-26.26%	0
2007	11.182974	11.295399	1.01%	0
2006	10.221727	11.182974	9.40%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.877715	13.559289	-2.29%	1,086
2014	13.336008	13.877715	4.06%	1,262
2013	13.813879	13.336008	-3.46%	1,306
2012	13.273322	13.813879	4.07%	2,140
2011	12.581595	13.273322	5.50%	2,041
2010	11.874274	12.581595	5.96%	1,493
2009	10.432191	11.874274	13.82%	1,493
2008	10.968752	10.432191	-4.89%	0
2007	10.697536	10.968752	2.54%	0
2006	10.422813	10.697536	2.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.111171	15.615599	-3.08%	0
2014	15.417818	16.111171	4.50%	0
2013	11.515585	15.417818	33.89%	0
2012	10.198879	11.515585	12.91%	0
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
2008	11.177345	6.652963	-40.48%	0
2007	9.836672	11.177345	13.63%	0
2006*	10.000000	9.836672	-1.63%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.393792	17.712870	1.83%	0
2014	19.247435	17.393792	-9.63%	0
2013	15.002850	19.247435	28.29%	0
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
2008	20.325159	11.226594	-44.77%	0
2007	17.624769	20.325159	15.32%	0
2006	15.185240	17.624769	16.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.709676	20.709707	-4.61%	0
2014	20.678784	21.709676	4.99%	0
2013	16.110116	20.678784	28.36%	0
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	4,759
2006	13.056524	14.929260	14.34%	5,239
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.951683	13.674555	-8.54%	0
2014	14.524375	14.951683	2.94%	0
2013	12.954481	14.524375	12.12%	0
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	15.060119	13.724426	-8.87%	0
2014	15.218138	15.060119	-1.04%	0
2013	11.351774	15.218138	34.06%	0
2012	9.744898	11.351774	16.49%	0
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	811
2009	6.417120	8.155480	27.09%	811
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.327694	7.379098	-20.89%	48
2014*	10.000000	9.327694	-6.72%	48
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.640754	7.950427	-7.99%	0
2014*	10.000000	8.640754	-13.59%	1,067
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.977110	9.394832	-5.84%	0
2014*	10.000000	9.977110	-0.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.912565	17.432481	3.07%	0
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.661144	24.946678	-9.81%	0
2014	29.673349	27.661144	-6.78%	0
2013	24.099106	29.673349	23.13%	0
2012	20.550976	24.099106	17.27%	0
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.766197	-2.34%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.347335	15.803069	10.15%	147
2014	13.442355	14.347335	6.73%	387
2013	10.437203	13.442355	28.79%	387
2012	8.564033	10.437203	21.87%	397
2011	9.352218	8.564033	-8.43%	240
2010	8.925862	9.352218	4.78%	240
2009	6.212331	8.925862	43.68%	240
2008	11.336953	6.212331	-45.20%	5,962
2007	8.432856	11.336953	34.44%	5,962
2006	7.853644	8.432856	7.38%	7,402
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.277358	7.493592	2.97%	0
2014	6.763459	7.277358	7.60%	0
2013	5.076707	6.763459	33.23%	0
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	0
2007	3.861747	4.624093	19.74%	0
2006	3.639474	3.861747	6.11%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	12.026751	10.792305	-10.26%	0
2014	13.905104	12.026751	-13.51%	870
2013	12.365220	13.905104	12.45%	895
2012	11.103275	12.365220	11.37%	162
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
2008	16.366939	7.693219	-53.00%	0
2007	12.993737	16.366939	25.96%	0
2006	9.005239	12.993737	44.29%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.734804	23.692742	-4.21%	63
2014	21.837872	24.734804	13.27%	63
2013	16.774444	21.837872	30.19%	63
2012	14.162045	16.774444	18.45%	67
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.372098	20.833715	-2.52%	104
2014	19.708839	21.372098	8.44%	104
2013	14.771217	19.708839	33.43%	104
2012	12.954465	14.771217	14.02%	111
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	0
2009	10.030303	12.085718	20.49%	0
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.783438	15.466300	4.62%	485
2014	14.855551	14.783438	-0.49%	706
2013	11.828295	14.855551	25.59%	731
2012	10.369104	11.828295	14.07%	663
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.403127	21.102132	-5.81%	0
2014	20.126996	22.403127	11.31%	577
2013	15.507422	20.126996	29.79%	604
2012	13.744802	15.507422	12.82%	631
2011	13.878093	13.744802	-0.96%	765
2010	12.430016	13.878093	11.65%	1,650
2009*	10.000000	12.430016	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.299178	14.208866	-0.63%	0
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.475254	11.265560	-1.83%	0
2014	11.108794	11.475254	3.30%	0
2013	11.587676	11.108794	-4.13%	0
2012	11.219328	11.587676	3.28%	0
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.124041	15.855794	4.84%	0
2014	15.092915	15.124041	0.21%	0
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.462710	15.145964	4.72%	189
2014	13.600737	14.462710	6.34%	189
2013	10.664096	13.600737	27.54%	189
2012	9.231445	10.664096	15.52%	202
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.171150	13.101235	-0.53%	0
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.840246	19.013755	-4.17%	0
2014	19.661418	19.840246	0.91%	0
2013	18.661326	19.661418	5.36%	0
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	0
2006	12.945246	14.089452	8.84%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	18.660310	17.205108	-7.80%	0
2014	17.371104	18.660310	7.42%	0
2013	13.014897	17.371104	33.47%	0
2012	11.165367	13.014897	16.56%	0
2011	11.616664	11.165367	-3.88%	0
2010	10.197096	11.616664	13.92%	0
2009	8.061443	10.197096	26.49%	0
2008	13.002593	8.061443	-38.00%	0
2007	13.514788	13.002593	-3.79%	0
2006	11.849219	13.514788	14.06%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.156301	-8.44%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.354615	-6.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	13.040063	12.692875	-2.66%	0
2014	12.431672	13.040063	4.89%	910
2013	8.784400	12.431672	41.52%	954
2012	7.634174	8.784400	15.07%	996
2011	8.777979	7.634174	-13.03%	1,037
2010	7.716333	8.777979	13.76%	1,380
2009	5.126680	7.716333	50.51%	1,701
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.943210	14.656493	-1.92%	0
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.435649	12.107042	-2.64%	0
2014	12.117125	12.435649	2.63%	0
2013	10.739944	12.117125	12.82%	0
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.723899	11.451654	-2.32%	0
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.567429	12.234537	-2.65%	0
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.311261	12.027027	-2.31%	0
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	0
2009	9.838832	10.531878	7.04%	0
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.349601	16.820841	-17.34%	0
2014	21.885691	20.349601	-7.02%	80
2013	22.076943	21.885691	-0.87%	0
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.396576	15.133747	-1.71%	4,135
2014	14.963244	15.396576	2.90%	5,437
2013	15.849345	14.963244	-5.59%	10,102
2012	15.629915	15.849345	1.40%	11,515
2011	14.808948	15.629915	5.54%	11,527
2010	14.362921	14.808948	3.11%	11,259
2009	14.214306	14.362921	1.05%	11,259
2008	13.410189	14.214306	6.00%	10,875
2007	12.718919	13.410189	5.43%	11,486
2006	12.507261	12.718919	1.69%	10,610
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.164777	12.558089	-4.61%	0
2014	13.439125	13.164777	-2.04%	0
2013	11.590653	13.439125	15.95%	0
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.618292	18.137522	-2.58%	0
2014	18.022544	18.618292	3.31%	868
2013	14.393605	18.022544	25.21%	868
2012	12.621030	14.393605	14.04%	868
2011	13.350715	12.621030	-5.47%	868
2010	11.836163	13.350715	12.80%	868
2009	9.456041	11.836163	25.17%	868
2008	15.216240	9.456041	-37.86%	868
2007	14.595369	15.216240	4.25%	868
2006	12.691229	14.595369	15.00%	1,736

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.628485	13.445935	-1.34%	2,119
2014	13.331440	13.628485	2.23%	2,441
2013	12.923764	13.331440	3.15%	2,778
2012	12.488088	12.923764	3.49%	2,778
2011	12.329323	12.488088	1.29%	2,778
2010	11.832509	12.329323	4.20%	2,778
2009	11.023466	11.832509	7.34%	2,778
2008	11.920695	11.023466	-7.53%	2,778
2007	11.496915	11.920695	3.69%	2,778
2006	11.004985	11.496915	4.47%	2,778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.675502	16.353768	-1.93%	0
2014	16.111865	16.675502	3.50%	0
2013	14.039404	16.111865	14.76%	0
2012	12.876064	14.039404	9.03%	0
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
2008	13.538003	10.231255	-24.43%	0
2007	13.022333	13.538003	3.96%	0
2006	11.884255	13.022333	9.58%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.948138	17.532063	-2.32%	0
2014	17.378519	17.948138	3.28%	0
2013	14.431578	17.378519	20.42%	0
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
2008	14.590644	9.850101	-32.49%	0
2007	13.969982	14.590644	4.44%	0
2006	12.394286	13.969982	12.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.414410	15.163137	-1.63%	4,987
2014	14.956216	15.414410	3.06%	5,239
2013	13.755720	14.956216	8.73%	5,503
2012	12.939592	13.755720	6.31%	5,503
2011	12.883786	12.939592	0.43%	5,503
2010	12.065634	12.883786	6.78%	5,789
2009	10.703273	12.065634	12.73%	6,397
2008	12.803569	10.703273	-16.40%	7,074
2007	12.292621	12.803569	4.16%	8,226
2006	11.521507	12.292621	6.69%	9,414
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.380650	23.144166	3.41%	1,452
2014	20.904961	22.380650	7.06%	404
2013	15.540760	20.904961	34.52%	423
2012	13.307463	15.540760	16.78%	442
2011	13.832370	13.307463	-3.79%	876
2010	12.920205	13.832370	7.06%	2,484
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	41.547154	39.846321	-4.09%	0
2014	38.587614	41.547154	7.67%	0
2013	29.474141	38.587614	30.92%	0
2012	25.499029	29.474141	15.59%	0
2011	26.589338	25.499029	-4.10%	0
2010	21.411209	26.589338	24.18%	0
2009	15.911129	21.411209	34.57%	137
2008	25.450372	15.911129	-37.48%	137
2007	24.048495	25.450372	5.83%	137
2006	22.239162	24.048495	8.14%	137

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.576054	10.406845	-1.60%	0
2014	10.748021	10.576054	-1.60%	0
2013	10.922779	10.748021	-1.60%	0
2012	11.100873	10.922779	-1.60%	0
2011	11.280871	11.100873	-1.60%	659
2010	11.464287	11.280871	-1.60%	59
2009	11.645810	11.464287	-1.56%	59
2008	11.597006	11.645810	0.42%	71
2007	11.247554	11.597006	3.11%	13,621
2006	10.934570	11.247554	2.86%	136
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	17.559771	16.779393	-4.44%	0
2014	17.178160	17.559771	2.22%	0
2013	17.656018	17.178160	-2.71%	0
2012	15.985585	17.656018	10.45%	0
2011	15.390983	15.985585	3.86%	0
2010	14.143714	15.390983	8.82%	0
2009	11.556220	14.143714	22.39%	0
2008	14.199439	11.556220	-18.61%	0
2007	13.793632	14.199439	2.94%	0
2006	13.370415	13.793632	3.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.861704	17.489521	-2.08%	0
2014	18.337031	17.861704	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.007739	8.409829	-6.64%	0
2014*	10.000000	9.007739	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.403325	14.659628	1.78%	1,722
2014	13.254315	14.403325	8.67%	1,722
2013	9.996772	13.254315	32.59%	1,722
2012	8.731647	9.996772	14.49%	1,722
2011	9.138925	8.731647	-4.46%	1,891
2010	8.040348	9.138925	13.66%	2,359
2009	6.296237	8.040348	27.70%	2,879
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.195599	15.434263	-4.70%	0
2014	14.892523	16.195599	8.75%	0
2013	11.174473	14.892523	33.27%	0
2012	9.639732	11.174473	15.92%	0
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.462609	12.791946	-4.98%	0
2014	12.410294	13.462609	8.48%	0
2013	9.340331	12.410294	32.87%	0
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.461772	14.204034	-1.78%	0
2014	14.126918	14.461772	2.37%	0
2013	10.332508	14.126918	36.72%	0
2012	9.138851	10.332508	13.06%	0
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	0
2009	6.212287	7.770807	25.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.209370	13.933674	-1.94%	0
2014	13.922552	14.209370	2.06%	216
2013	10.207959	13.922552	36.39%	216
2012	9.049132	10.207959	12.81%	216
2011	9.624361	9.049132	-5.98%	216
2010	7.733736	9.624361	24.45%	216
2009	6.202867	7.733736	24.68%	216
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.091435	16.332646	-4.44%	0
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	302
2008*	10.000000	6.685366	-33.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	21.204510	21.022986	-0.86%	0
2014	20.960019	21.204510	1.17%	0
2013	14.762360	20.960019	41.98%	0
2012	13.225715	14.762360	11.62%	0
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	0
2009	8.737691	10.958964	25.42%	153
2008	16.573416	8.737691	-47.28%	153
2007	15.347910	16.573416	7.98%	416
2006	15.112192	15.347910	1.56%	416

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	51.250733	47.393422	-7.53%	280
2014	48.666654	51.250733	5.31%	280
2013	35.226020	48.666654	38.16%	280
2012	29.723083	35.226020	18.51%	280
2011	31.818823	29.723083	-6.59%	280
2010	25.540730	31.818823	24.58%	280
2009	20.564933	25.540730	24.20%	382
2008	30.804160	20.564933	-33.24%	382
2007	33.626225	30.804160	-8.39%	883
2006	29.133262	33.626225	15.42%	976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	39.461390	38.194997	-3.21%	333
2014	39.778834	39.461390	-0.80%	333
2013	28.689353	39.778834	38.65%	333
2012	25.243514	28.689353	13.65%	333
2011	27.163192	25.243514	-7.07%	333
2010	22.027260	27.163192	23.32%	333
2009	16.618484	22.027260	32.55%	333
2008	27.323988	16.618484	-39.18%	333
2007	27.191015	27.323988	0.49%	333
2006	24.662918	27.191015	10.25%	894
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	18.415329	18.290183	-0.68%	0
2014	16.687582	18.415329	10.35%	812
2013	12.935602	16.687582	29.01%	851
2012	11.510291	12.935602	12.38%	888
2011	11.635530	11.510291	-1.08%	925
2010	10.422768	11.635530	11.64%	1,442
2009	8.400103	10.422768	24.08%	1,442
2008	14.606893	8.400103	-42.49%	1,442
2007	13.722966	14.606893	6.44%	1,442
2006	12.272927	13.722966	11.81%	1,442
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.144423	13.172447	-6.87%	1,105
2014	11.152817	14.144423	26.82%	770
2013	10.999223	11.152817	1.40%	797
2012	9.654362	10.999223	13.93%	696
2011	9.212138	9.654362	4.80%	782
2010	7.191287	9.212138	28.10%	0
2009	5.585887	7.191287	28.74%	0
2008*	10.000000	5.585887	-44.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.990655	12.903330	-0.67%	0
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.334346	10.134303	-1.94%	0
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.905266	12.078820	-6.40%	0
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.611837	13.816837	-5.44%	0
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.575643	-4.24%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.244781	10.099391	-1.42%	0
2014	10.348249	10.244781	-1.00%	0
2013	10.452043	10.348249	-0.99%	0
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	0
2009	8.906607	9.932110	11.51%	0
2008	10.455501	8.906607	-14.81%	0
2007	10.142483	10.455501	3.09%	0
2006	9.891322	10.142483	2.54%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.019094	19.607452	-2.06%	0
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	0
2006	11.842802	13.250742	11.89%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.201494	23.289459	4.90%	0
2014	21.328823	22.201494	4.09%	0
2013	15.939683	21.328823	33.81%	0
2012	13.911443	15.939683	14.58%	0
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
2008	17.048909	8.544230	-49.88%	0
2007	16.295740	17.048909	4.62%	0
2006	16.084619	16.295740	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.759462	18.164536	2.28%	1,533
2014	17.643816	17.759462	0.66%	1,769
2013	14.084525	17.643816	25.27%	623
2012	11.803936	14.084525	19.32%	623
2011	13.079901	11.803936	-9.76%	623
2010	11.462435	13.079901	14.11%	5,835
2009	8.334165	11.462435	37.54%	6,096
2008	14.161034	8.334165	-41.15%	6,096
2007	13.537128	14.161034	4.61%	6,096
2006	11.688662	13.537128	15.81%	6,678
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	21.273293	21.629631	1.68%	0
2014	19.528940	21.273293	8.93%	0
2013	15.060940	19.528940	29.67%	4,947
2012	13.096753	15.060940	15.00%	4,947
2011	13.311181	13.096753	-1.61%	4,947
2010	11.650774	13.311181	14.25%	2,877
2009	9.229598	11.650774	26.23%	2,877
2008	15.244535	9.229598	-39.46%	2,877
2007	14.837386	15.244535	2.74%	3,163
2006	13.108388	14.837386	13.19%	4,022

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.622395	15.391515	-7.40%	972
2014	15.091695	16.622395	10.14%	738
2013	10.876023	15.091695	38.76%	764
2012	9.368203	10.876023	16.10%	689
2011	9.735621	9.368203	-3.77%	782
2010	8.017245	9.735621	21.43%	811
2009	5.938698	8.017245	35.00%	811
2008	9.707899	5.938698	-38.83%	0
2007	9.987465	9.707899	-2.80%	0
2006*	10.000000	9.987465	-0.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.385207	11.226438	-1.39%	1,267
2014	11.484399	11.385207	-0.86%	2,424
2013	11.698304	11.484399	-1.83%	2,479
2012	11.242559	11.698304	4.05%	2,532
2011	11.310867	11.242559	-0.60%	2,585
2010	10.928078	11.310867	3.50%	0
2009*	10.000000	10.928078	9.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.177929	31.184755	10.67%	512
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	0
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.626125	12.343212	-2.24%	0
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	0
2012	11.263214	12.128803	7.69%	0
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	0
2007	10.388939	10.779264	3.76%	0
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	40.937936	39.833450	-2.70%	0
2014	40.420317	40.937936	1.28%	0
2013	45.016536	40.420317	-10.21%	0
2012	38.784080	45.016536	16.07%	0
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
2008	31.810375	26.613380	-16.34%	0
2007	30.348016	31.810375	4.82%	0
2006	27.832187	30.348016	9.04%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.209095	-17.91%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	54.505588	46.128489	-15.37%	0
2014	55.622802	54.505588	-2.01%	165
2013	50.461538	55.622802	10.23%	170
2012	39.507337	50.461538	27.73%	154
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	0
2009	20.649302	43.316130	109.77%	0
2008	59.585849	20.649302	-65.35%	0
2007	44.006397	59.585849	35.40%	0
2006	32.058974	44.006397	37.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	37.540671	24.584035	-34.51%	0
2014	47.161318	37.540671	-20.40%	0
2013	43.360592	47.161318	8.77%	0
2012	42.624120	43.360592	1.73%	150
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.171692	22.143667	-4.44%	345
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.397570	24.483675	-7.25%	45
2014	24.636453	26.397570	7.15%	45
2013	18.199975	24.636453	35.37%	45
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
2009	9.950179	13.960490	40.30%	0
2008	15.746345	9.950179	-36.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.145664	12.609643	-4.08%	0
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	3,233
2012	13.611707	14.375290	5.61%	3,690
2011	12.384804	13.611707	9.91%	4,254
2010	11.979304	12.384804	3.39%	20,284
2009	11.051399	11.979304	8.40%	24,477
2008	11.418201	11.051399	-3.21%	15,767
2007	10.604050	11.418201	7.68%	12,064
2006	10.612998	10.604050	-0.08%	15,089
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	21.296525	19.767858	-7.18%	5,398
2014	19.247220	21.296525	10.65%	5,593
2013	14.408594	19.247220	33.58%	9,010
2012	12.768265	14.408594	12.85%	9,329
2011	12.590202	12.768265	1.41%	9,504
2010	11.214752	12.590202	12.26%	9,666
2009	9.655567	11.214752	16.15%	18,051
2008	15.008913	9.655567	-35.67%	28,401
2007	15.272407	15.008913	-1.73%	24,482
2006	13.261766	15.272407	15.16%	28,033
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.352003	18.759978	-3.06%	65
2014	16.900973	19.352003	14.50%	694
2013	13.207044	16.900973	27.97%	729
2012	11.544189	13.207044	14.40%	694
2011	11.819444	11.544189	-2.33%	758
2010	10.077340	11.819444	17.29%	783
2009	7.885187	10.077340	27.80%	1,163
2008	10.598040	7.885187	-25.60%	4,221
2007	11.031146	10.598040	-3.93%	5,152
2006*	10.000000	11.031146	10.31%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.032422	14.636371	-2.63%	19,373
2014	14.994880	15.032422	0.25%	41,015
2013	13.325434	14.994880	12.53%	24,188
2012	12.321456	13.325434	8.15%	17,216
2011	13.000998	12.321456	-5.23%	15,382
2010	12.043434	13.000998	7.95%	12,713
2009*	10.000000	12.043434	20.43%	12,438
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.772198	-2.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.678662	11.663635	-8.01%	31
2014	12.205609	12.678662	3.88%	31
2013*	10.000000	12.205609	22.06%	31
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.863731	10.415622	-4.12%	1,270
2014*	10.000000	10.863731	8.64%	1,270
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.809805	22.871418	-3.94%	2,101
2014	23.029788	23.809805	3.39%	2,138
2013	16.640715	23.029788	38.39%	739
2012	14.619211	16.640715	13.83%	874
2011	14.780793	14.619211	-1.09%	927
2010	11.943809	14.780793	23.75%	1,018
2009	9.713315	11.943809	22.96%	1,206
2008	14.296006	9.713315	-32.06%	971
2007	14.633033	14.296006	-2.30%	936
2006	13.003864	14.633033	12.53%	2,178
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	17.629661	16.784834	-4.79%	393
2014	15.799893	17.629661	11.58%	393
2013	11.957972	15.799893	32.13%	2,117
2012	10.858741	11.957972	10.12%	369
2011	10.941923	10.858741	-0.76%	1,187
2010	9.689745	10.941923	12.92%	1,377
2009	7.365892	9.689745	31.55%	4,345
2008	11.421512	7.365892	-35.51%	4,639
2007	10.775260	11.421512	6.00%	7,848
2006	10.032485	10.775260	7.40%	9,895

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	20.708562	20.592346	-0.56%	17,716
2014	18.563872	20.708562	11.55%	16,933
2013	14.296365	18.563872	29.85%	20,265
2012	12.560075	14.296365	13.82%	20,776
2011	12.534993	12.560075	0.20%	21,805
2010	11.098333	12.534993	12.94%	22,423
2009	8.932279	11.098333	24.25%	27,730
2008	14.449022	8.932279	-38.18%	37,045
2007	13.959170	14.449022	3.51%	39,348
2006	12.288247	13.959170	13.60%	45,232
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	20.626571	19.785458	-4.08%	762
2014	19.402623	20.626571	6.31%	869
2013	16.290220	19.402623	19.11%	1,647
2012	14.999638	16.290220	8.60%	3,652
2011	13.989924	14.999638	7.22%	3,180
2010	12.335042	13.989924	13.42%	3,289
2009	10.233414	12.335042	20.54%	2,593
2008	14.770045	10.233414	-30.72%	17,475
2007	14.019259	14.770045	5.36%	24,493
2006	12.237382	14.019259	14.56%	28,697
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.888323	9.628675	-2.63%	1,877
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	17.046953	16.724858	-1.89%	16,182
2014	16.699511	17.046953	2.08%	26,397
2013	16.805740	16.699511	-0.63%	18,812
2012	15.574255	16.805740	7.91%	24,098
2011	15.482982	15.574255	0.59%	22,738
2010	14.508802	15.482982	6.71%	22,016
2009	12.249031	14.508802	18.45%	42,118
2008	13.433556	12.249031	-8.82%	8,933
2007	12.962295	13.433556	3.64%	5,080
2006	12.653506	12.962295	2.44%	7,046
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.782506	13.512821	-1.96%	19,485
2014	13.429615	13.782506	2.63%	19,485
2013	12.042126	13.429615	11.52%	8,270
2012	10.963498	12.042126	9.84%	5,619
2011	11.178791	10.963498	-1.93%	36,424
2010	10.082086	11.178791	10.88%	39,972
2009	8.256936	10.082086	22.10%	39,972
2008	11.205533	8.256936	-26.31%	42,264
2007	10.487792	11.205533	6.84%	0
2006*	10.000000	10.487792	4.88%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.656702	13.382146	-2.01%	0
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
2009	7.533560	9.541377	26.65%	0
2008	11.384028	7.533560	-33.82%	0
2007	10.507729	11.384028	8.34%	0
2006*	10.000000	10.507729	5.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
2009	7.011827	9.061840	29.24%	0
2008	11.513627	7.011827	-39.10%	0
2007	10.527827	11.513627	9.36%	0
2006*	10.000000	10.527827	5.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.280416	8.012607	-22.06%	122
2014	11.982777	10.280416	-14.21%	122
2013	9.814082	11.982777	22.10%	1,086
2012	9.528029	9.814082	3.00%	964
2011	10.218924	9.528029	-6.76%	4,715
2010	8.719783	10.218924	17.19%	964
2009	6.007924	8.719783	45.14%	2,575
2008	13.398310	6.007924	-55.16%	964
2007	9.354605	13.398310	43.23%	2,300
2006*	10.000000	9.354605	-6.45%	964
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	21.571362	20.347994	-5.67%	17,675
2014	20.187693	21.571362	6.85%	16,859
2013	16.034604	20.187693	25.90%	15,639
2012	13.912901	16.034604	15.25%	18,347
2011	14.025386	13.912901	-0.80%	22,350
2010	12.390959	14.025386	13.19%	24,736
2009	9.689103	12.390959	27.89%	29,224
2008	17.195174	9.689103	-43.65%	39,312
2007	17.240844	17.195174	-0.26%	77,618
2006	14.597980	17.240844	18.10%	73,262

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	19.810096	20.857321	5.29%	11,257
2014	18.115623	19.810096	9.35%	19,316
2013	13.523417	18.115623	33.96%	21,828
2012	12.004671	13.523417	12.65%	22,644
2011	12.188437	12.004671	-1.51%	21,862
2010	9.989586	12.188437	22.01%	21,598
2009	7.926138	9.989586	26.03%	29,366
2008	15.273930	7.926138	-48.11%	45,614
2007	12.242015	15.273930	24.77%	74,763
2006	11.661788	12.242015	4.98%	109,332
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	15.579805	14.747235	-5.34%	5,439
2014	15.672773	15.579805	-0.59%	5,033
2013	15.051592	15.672773	4.13%	5,151
2012	13.402132	15.051592	12.31%	5,285
2011	13.111684	13.402132	2.22%	5,371
2010	11.716151	13.111684	11.91%	7,123
2009	8.285591	11.716151	41.40%	8,609
2008	11.242436	8.285591	-26.30%	9,794
2007	11.136228	11.242436	0.95%	15,942
2006	10.184145	11.136228	9.35%	26,209
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.795662	13.472260	-2.34%	0
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	2,870
2012	13.214988	13.746171	4.02%	18,081
2011	12.532648	13.214988	5.44%	16,583
2010	11.834084	12.532648	5.90%	3,510
2009	10.402160	11.834084	13.77%	7,493
2008	10.942735	10.402160	-4.94%	7,740
2007	10.677621	10.942735	2.48%	4,386
2006	10.408697	10.677621	2.58%	2,559
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	16.040394	15.539098	-3.13%	19,652
2014	15.357892	16.040394	4.44%	32,952
2013	11.476643	15.357892	33.82%	43,098
2012	10.169563	11.476643	12.85%	65,551
2011	11.581012	10.169563	-12.19%	81,420
2010	9.149056	11.581012	26.58%	73,199
2009	6.643934	9.149056	37.71%	67,508
2008	11.167854	6.643934	-40.51%	49,633
2007	9.833348	11.167854	13.57%	37,571
2006*	10.000000	9.833348	-1.67%	12,651

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	17.250679	17.558211	1.78%	877
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
2009	11.168216	13.887863	24.35%	0
2008	20.229789	11.168216	-44.79%	0
2007	17.551030	20.229789	15.26%	0
2006	15.129373	17.551030	16.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.570322	20.566325	-4.65%	54
2014	20.556494	21.570322	4.93%	396
2013	16.022975	20.556494	28.29%	416
2012	12.818429	16.022975	25.00%	380
2011	14.298263	12.818429	-10.35%	88
2010	11.496555	14.298263	24.37%	91
2009	7.426726	11.496555	54.80%	95
2008	15.467034	7.426726	-51.98%	100
2007	14.893926	15.467034	3.85%	1,176
2006	13.032217	14.893926	14.29%	2,386
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.885982	13.607542	-8.59%	59,129
2014	14.467906	14.885982	2.89%	89,907
2013	12.910664	14.467906	12.06%	89,182
2012	11.653327	12.910664	10.79%	106,554
2011	11.572490	11.653327	0.70%	125,096
2010	10.443102	11.572490	10.81%	124,660
2009	7.830809	10.443102	33.36%	121,020
2008	11.319149	7.830809	-30.82%	30,243
2007	11.093323	11.319149	2.04%	16,550
2006*	10.000000	11.093323	10.93%	2,894

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.993919	13.657150	-8.92%	7,500
2014	15.158943	14.993919	-1.09%	7,377
2013	11.313360	15.158943	33.99%	11,082
2012	9.716856	11.313360	16.43%	2,120
2011	10.265572	9.716856	-5.35%	1,675
2010	8.140276	10.265572	26.11%	185
2009	6.408405	8.140276	27.02%	204
2008	9.728001	6.408405	-34.12%	3,896
2007	10.133296	9.728001	-4.00%	4,598
2006*	10.000000	10.133296	1.33%	1,697
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.637805	7.943667	-8.04%	0
2014*	10.000000	8.637805	-13.62%	1,430
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.973696	9.386840	-5.88%	23,393
2014*	10.000000	9.973696	-0.26%	49,036
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.826971	13.740486	-0.63%	389
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.463854	24.756157	-9.86%	52
2014	29.476705	27.463854	-6.83%	5,743
2013	23.951566	29.476705	23.07%	916
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
2009	17.034183	20.949286	22.98%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.762875	-2.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.238825	15.675585	10.09%	14,675
2014	13.347475	14.238825	6.68%	27,693
2013	10.368800	13.347475	28.73%	31,819
2012	8.512229	10.368800	21.81%	41,712
2011	9.300365	8.512229	-8.47%	43,066
2010	8.880893	9.300365	4.72%	69,317
2009	6.184179	8.880893	43.61%	112,232
2008	11.291345	6.184179	-45.23%	62,156
2007	8.403216	11.291345	34.37%	84,294
2006	7.830007	8.403216	7.32%	111,842
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.222380	7.433204	2.92%	3,974
2014	6.715779	7.222380	7.54%	3,974
2013	5.043466	6.715779	33.16%	6,260
2012	4.304075	5.043466	17.18%	6,592
2011	4.790931	4.304075	-10.16%	555
2010	3.915887	4.790931	22.35%	555
2009	2.537698	3.915887	54.31%	555
2008	4.605487	2.537698	-44.90%	555
2007	3.848176	4.605487	19.68%	555
2006	3.628519	3.848176	6.05%	1,700
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.935803	10.705242	-10.31%	11,316
2014	13.806972	11.935803	-13.55%	9,862
2013	12.284193	13.806972	12.40%	9,625
2012	11.036128	12.284193	11.31%	10,864
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
2009	7.658356	13.487751	76.12%	0
2008	16.301067	7.658356	-53.02%	4,159
2007	12.948047	16.301067	25.90%	4,159
2006	8.978130	12.948047	44.22%	7,876
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.601052	23.552649	-4.26%	4,690
2014	21.730830	24.601052	13.21%	7,822
2013	16.700709	21.730830	30.12%	16,109
2012	14.106981	16.700709	18.39%	12,348
2011	14.039775	14.106981	0.48%	18,240
2010	11.563093	14.039775	21.42%	8,975
2009	9.279686	11.563093	24.61%	151
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.234957	20.689497	-2.57%	19
2014	19.592324	21.234957	8.38%	19
2013	14.691344	19.592324	33.36%	637
2012	12.890980	14.691344	13.97%	618
2011	13.168233	12.890980	-2.11%	618
2010	12.038713	13.168233	9.38%	618
2009	9.996365	12.038713	20.43%	1,502
2008	15.112583	9.996365	-33.85%	5,091
2007	14.282895	15.112583	5.81%	1,908
2006	12.050714	14.282895	18.52%	618
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.748434	15.421840	4.57%	538
2014	14.827911	14.748434	-0.54%	50
2013	11.812291	14.827911	25.53%	50
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.338693	21.030740	-5.86%	5,611
2014	20.079314	22.338693	11.25%	5,327
2013	15.478551	20.079314	29.72%	5,383
2012	13.726207	15.478551	12.77%	6,112
2011	13.866343	13.726207	-1.01%	7,603
2010	12.425797	13.866343	11.59%	10,244
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.236307	14.139190	-0.68%	85,374
2014	13.787099	14.236307	3.26%	45,217
2013	11.370678	13.787099	21.25%	32,391
2012	9.991547	11.370678	13.80%	33,149
2011	10.065308	9.991547	-0.73%	33,444
2010	9.136156	10.065308	10.17%	33,546
2009	7.527012	9.136156	21.38%	38,627
2008	10.898553	7.527012	-30.94%	32,286
2007	10.441173	10.898553	4.38%	23,031
2006*	10.000000	10.441173	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	3,594
2012	11.187080	11.548489	3.23%	3,594
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
2009	9.356954	10.320671	10.30%	7,193
2008	10.556053	9.356954	-11.36%	6,326
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.057525	15.778035	4.79%	13,396
2014	15.034179	15.057525	0.16%	4,037
2013	11.882881	15.034179	26.52%	2,505
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	26,449
2010	10.136054	11.095465	9.47%	28,541
2009	7.278126	10.136054	39.27%	19,182
2008	12.060105	7.278126	-39.65%	15
2007	10.723164	12.060105	12.47%	23,411
2006*	10.000000	10.723164	7.23%	4,602
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.399082	15.071677	4.67%	24,151
2014	13.547789	14.399082	6.28%	41,989
2013	10.627978	13.547789	27.47%	43,191
2012	9.204869	10.627978	15.46%	62,768
2011	9.819331	9.204869	-6.26%	40,113
2010	8.447133	9.819331	16.24%	7,119
2009	6.188730	8.447133	36.49%	10,666
2008	11.280075	6.188730	-45.14%	2,171
2007	10.250695	11.280075	10.04%	0
2006*	10.000000	10.250695	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.119893	13.043631	-0.58%	32
2014	12.102238	13.119893	8.41%	5,305
2013	9.254218	12.102238	30.78%	32
2012	8.038264	9.254218	15.13%	4,664
2011	8.359747	8.038264	-3.85%	701
2010	7.659289	8.359747	9.15%	772
2009	5.958951	7.659289	28.53%	849
2008	9.782890	5.958951	-39.09%	19,410
2007*	10.000000	9.782890	-2.17%	4,708
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.677103	18.847818	-4.21%	2,518
2014	19.509651	19.677103	0.86%	2,156
2013	18.526694	19.509651	5.31%	2,128
2012	16.444472	18.526694	12.66%	2,138
2011	16.104864	16.444472	2.11%	2,149
2010	14.471327	16.104864	11.29%	3,848
2009	10.078138	14.471327	43.59%	3,935
2008	14.230330	10.078138	-29.18%	5,217
2007	14.030561	14.230330	1.42%	7,876
2006	12.897677	14.030561	8.78%	12,070

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	18.506738	17.054837	-7.85%	11,282
2014	17.236897	18.506738	7.37%	8,966
2013	12.920904	17.236897	33.40%	9,796
2012	11.090374	12.920904	16.51%	509
2011	11.544495	11.090374	-3.93%	522
2010	10.138888	11.544495	13.86%	981
2009	8.019511	10.138888	26.43%	991
2008	12.941561	8.019511	-38.03%	1,591
2007	13.458229	12.941561	-3.84%	13,903
2006	11.805622	13.458229	14.00%	31,672
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.153186	-8.47%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.351434	-6.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.995975	12.643529	-2.71%	2,924
2014	12.395937	12.995975	4.84%	3,792
2013	8.763596	12.395937	41.45%	5,512
2012	7.619990	8.763596	15.01%	5,103
2011	8.766116	7.619990	-13.07%	6,486
2010	7.709797	8.766116	13.70%	7,042
2009	5.124937	7.709797	50.44%	7,323
2008*	10.000000	5.124937	-48.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	7,413

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.393614	12.059987	-2.69%	6,579
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.684228	11.407105	-2.37%	6,656
2014	11.496666	11.684228	1.63%	6,656
2013	11.140023	11.496666	3.20%	6,656
2012	10.537207	11.140023	5.72%	6,656
2011	10.564529	10.537207	-0.26%	6,656
2010	10.057746	10.564529	5.04%	0
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
2009	7.537235	9.039810	19.94%	0
2008*	10.000000	7.537235	-24.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.216771	11.887203	-2.70%	606
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	0
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	0
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
2009	13.583195	21.817344	60.62%	0
2008	32.699975	13.583195	-58.46%	0
2007	22.840560	32.699975	43.17%	0
2006	16.985684	22.840560	34.47%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.269983	15.001687	-1.76%	7,924
2014	14.847745	15.269983	2.84%	8,595
2013	15.735000	14.847745	-5.64%	8,683
2012	15.525064	15.735000	1.35%	10,085
2011	14.717057	15.525064	5.49%	10,651
2010	14.281051	14.717057	3.05%	24,244
2009	14.140468	14.281051	0.99%	33,348
2008	13.347313	14.140468	5.94%	43,207
2007	12.665762	13.347313	5.38%	16,290
2006	12.461292	12.665762	1.64%	16,671
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.069787	12.461136	-4.66%	569
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
2009	8.030285	10.245196	27.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	168
2008	11.663775	6.528074	-44.03%	168
2007	10.842547	11.663775	7.57%	3,398
2006*	10.000000	10.842547	8.43%	175
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.496385	18.009603	-2.63%	0
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
2009	9.422814	11.788571	25.11%	3,204
2008	15.170486	9.422814	-37.89%	3,936
2007	14.558931	15.170486	4.20%	7,649
2006	12.665956	14.558931	14.95%	2,053

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.227773	14.950504	-1.82%	96
2014	14.804424	15.227773	2.86%	96
2013	13.271239	14.804424	11.55%	96
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.395140	17.017118	-2.17%	87
2014	16.810804	17.395140	3.48%	87
2013	14.304216	16.810804	17.52%	87
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.539235	13.351094	-1.39%	30,391
2014	13.250871	13.539235	2.18%	30,077
2013	12.852190	13.250871	3.10%	22,184
2012	12.425243	12.852190	3.44%	17,314
2011	12.273494	12.425243	1.24%	17,213
2010	11.784925	12.273494	4.15%	12,778
2009	10.984715	11.784925	7.28%	1,126
2008	11.884834	10.984715	-7.57%	14,057
2007	11.468184	11.884834	3.63%	20,997
2006	10.983058	11.468184	4.42%	5,362
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.566255	16.238382	-1.98%	60,515
2014	16.014452	16.566255	3.45%	54,434
2013	13.961615	16.014452	14.70%	70,892
2012	12.811240	13.961615	8.98%	78,102
2011	13.030994	12.811240	-1.69%	69,349
2010	11.945785	13.030994	9.08%	70,910
2009	10.195277	11.945785	17.17%	102,952
2008	13.497257	10.195277	-24.46%	297,116
2007	12.989787	13.497257	3.91%	226,681
2006	11.860570	12.989787	9.52%	196,549

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.830585	17.408387	-2.37%	13,145
2014	17.273480	17.830585	3.23%	13,687
2013	14.351642	17.273480	20.36%	16,468
2012	12.827832	14.351642	11.88%	18,649
2011	13.325997	12.827832	-3.74%	19,554
2010	12.008250	13.325997	10.97%	26,213
2009	9.815472	12.008250	22.34%	32,130
2008	14.546762	9.815472	-32.52%	38,433
2007	13.935085	14.546762	4.39%	60,247
2006	12.369589	13.935085	12.66%	85,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.313449	15.056168	-1.68%	20,964
2014	14.865813	15.313449	3.01%	24,419
2013	13.679526	14.865813	8.67%	25,767
2012	12.874464	13.679526	6.25%	27,475
2011	12.825438	12.874464	0.38%	23,592
2010	12.017093	12.825438	6.73%	24,562
2009	10.665626	12.017093	12.67%	5,398
2008	12.765018	10.665626	-16.45%	38,056
2007	12.261864	12.765018	4.10%	2,502
2006	11.498511	12.261864	6.64%	2,611
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.316302	23.065901	3.36%	11,085
2014	20.855456	22.316302	7.00%	18,768
2013	15.511833	20.855456	34.45%	19,218
2012	13.289460	15.511833	16.72%	21,934
2011	13.820663	13.289460	-3.84%	30,318
2010	12.915827	13.820663	7.01%	72,448
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	41.205435	39.498508	-4.14%	1,849
2014	38.289697	41.205435	7.61%	1,893
2013	29.261437	38.289697	30.85%	1,928
2012	25.327907	29.261437	15.53%	2,174
2011	26.424307	25.327907	-4.15%	2,195
2010	21.289110	26.424307	24.12%	1,907
2009	15.828437	21.289110	34.50%	3,684
2008	25.331025	15.828437	-37.51%	5,933
2007	23.947955	25.331025	5.78%	11,747
2006	22.157413	23.947955	8.08%	16,516

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.489064	10.315997	-1.65%	18,940
2014	10.665034	10.489064	-1.65%	19,413
2013	10.843956	10.665034	-1.65%	25,465
2012	11.026379	10.843956	-1.65%	35,528
2011	11.210847	11.026379	-1.65%	18,930
2010	11.398912	11.210847	-1.65%	61,583
2009	11.585286	11.398912	-1.61%	45,313
2008	11.542601	11.585286	0.37%	29,376
2007	11.200509	11.542601	3.05%	66,159
2006	10.894355	11.200509	2.81%	78,777
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	17.415410	16.632981	-4.49%	763
2014	17.045594	17.415410	2.17%	793
2013	17.528677	17.045594	-2.76%	755
2012	15.878371	17.528677	10.39%	772
2011	15.295503	15.878371	3.81%	851
2010	14.063112	15.295503	8.76%	1,075
2009	11.496194	14.063112	22.33%	1,134
2008	14.132859	11.496194	-18.66%	5,289
2007	13.735964	14.132859	2.89%	6,751
2006	13.321271	13.735964	3.11%	4,020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.810323	17.430349	-2.13%	285
2014	18.293580	17.810323	-2.64%	301
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.004606	8.402621	-6.69%	0
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.354615	14.602627	1.73%	769
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	1,773
2011	9.126546	8.715404	-4.50%	1,771
2010	8.033533	9.126546	13.61%	1,867
2009	6.294094	8.033533	27.64%	195
2008*	10.000000	6.294094	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.157176	15.389822	-4.75%	0
2014	14.864745	16.157176	8.69%	0
2013	11.159296	14.864745	33.21%	0
2012	9.631549	11.159296	15.86%	1,457
2011	10.399117	9.631549	-7.38%	1,509
2010*	10.000000	10.399117	3.99%	1,461

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
2009	6.278351	7.867363	25.31%	0
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.412852	14.148778	-1.83%	642
2014	14.086295	14.412852	2.32%	686
2013	10.308026	14.086295	36.65%	727
2012	9.121841	10.308026	13.00%	761
2011	9.684178	9.121841	-5.81%	798
2010	7.764221	9.684178	24.73%	844
2009	6.210174	7.764221	25.02%	880
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.161282	13.879452	-1.99%	8,792
2014	13.882497	14.161282	2.01%	8,909
2013	10.183767	13.882497	36.32%	11,166
2012	9.032284	10.183767	12.75%	12,027
2011	9.611325	9.032284	-6.02%	12,284
2010	7.727184	9.611325	24.38%	12,946
2009	6.200757	7.727184	24.62%	17,333
2008*	10.000000	6.200757	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.033591	16.269097	-4.49%	1,422
2014	14.800321	17.033591	15.09%	1,566
2013	11.091371	14.800321	33.44%	4,413
2012	9.693418	11.091371	14.42%	5,087
2011	10.089948	9.693418	-3.93%	5,274
2010	8.575528	10.089948	17.66%	5,831
2009	6.683090	8.575528	28.32%	7,277
2008*	10.000000	6.683090	-33.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	21.036305	20.845623	-0.91%	513
2014	20.804328	21.036305	1.12%	521
2013	14.660146	20.804328	41.91%	580
2012	13.140838	14.660146	11.56%	1,022
2011	13.448046	13.140838	-2.28%	1,062
2010	10.899692	13.448046	23.38%	1,317
2009	8.694850	10.899692	25.36%	5,243
2008	16.500572	8.694850	-47.31%	5,731
2007	15.288267	16.500572	7.93%	7,338
2006	15.061103	15.288267	1.51%	9,087

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	50.829279	46.979790	-7.57%	2,113
2014	48.290989	50.829279	5.26%	2,156
2013	34.971850	48.290989	38.09%	2,198
2012	29.523646	34.971850	18.45%	2,718
2011	31.621378	29.523646	-6.63%	3,253
2010	25.395119	31.621378	24.52%	7,425
2009	20.458082	25.395119	24.13%	12,046
2008	30.659723	20.458082	-33.27%	21,327
2007	33.485668	30.659723	-8.44%	27,123
2006	29.026186	33.485668	15.36%	30,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	39.136843	37.861612	-3.26%	1,065
2014	39.471739	39.136843	-0.85%	1,107
2013	28.482329	39.471739	38.58%	1,046
2012	25.074127	28.482329	13.59%	1,267
2011	26.994603	25.074127	-7.11%	1,902
2010	21.901665	26.994603	23.25%	2,351
2009	16.532129	21.901665	32.48%	6,894
2008	27.195852	16.532129	-39.21%	13,887
2007	27.077341	27.195852	0.44%	27,559
2006	24.572263	27.077341	10.19%	39,016
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	18.263843	18.130502	-0.73%	2,281
2014	16.558718	18.263843	10.30%	2,440
2013	12.842232	16.558718	28.94%	2,594
2012	11.433035	12.842232	12.33%	2,958
2011	11.563297	11.433035	-1.13%	3,303
2010	10.363320	11.563297	11.58%	5,877
2009	8.356437	10.363320	24.02%	7,817
2008	14.538377	8.356437	-42.52%	10,102
2007	13.665574	14.538377	6.39%	17,800
2006	12.227790	13.665574	11.76%	22,575
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.096552	13.121192	-6.92%	8,496
2014	11.120712	14.096552	26.76%	8,468
2013	10.973139	11.120712	1.34%	8,460
2012	9.636371	10.973139	13.87%	9,426
2011	9.199628	9.636371	4.75%	16,388
2010	7.185158	9.199628	28.04%	27,406
2009	5.583979	7.185158	28.67%	32,246
2008*	10.000000	5.583979	-44.16%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.979641	12.885837	-0.72%	2,606
2014	11.671121	12.979641	11.21%	2,679
2013*	10.000000	11.671121	16.71%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	299
2013	10.584447	10.420778	-1.55%	14,300
2012	10.396146	10.584447	1.81%	15,028
2011	10.434627	10.396146	-0.37%	15,446
2010	10.358995	10.434627	0.73%	17,613
2009	9.833644	10.358995	5.34%	17,783
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	243
2011	13.482517	11.612565	-13.87%	270
2010	12.890526	13.482517	4.59%	298
2009*	10.000000	12.890526	28.91%	327
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.574881	-4.25%	39
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.184191	10.034563	-1.47%	1,916
2014	10.292279	10.184191	-1.05%	3,991
2013	10.400788	10.292279	-1.04%	10,227
2012	10.110137	10.400788	2.87%	998
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	354
2009	8.880976	9.898494	11.46%	354
2008	10.430732	8.880976	-14.86%	0
2007	10.123616	10.430732	3.03%	1,748
2006	9.877916	10.123616	2.49%	2,655
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.910873	19.491551	-2.11%	21
2014	18.340796	19.910873	8.56%	21
2013	13.552243	18.340796	35.33%	620
2012	12.416826	13.552243	9.14%	600
2011	13.025977	12.416826	-4.68%	600
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	0
2007	13.232854	14.004101	5.83%	0
2006	11.832816	13.232854	11.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	22.018866	23.086149	4.85%	4,258
2014	21.164127	22.018866	4.04%	10,020
2013	15.824629	21.164127	33.74%	11,403
2012	13.818060	15.824629	14.52%	11,394
2011	13.897125	13.818060	-0.57%	12,929
2010	11.085415	13.897125	25.36%	15,284
2009	8.499807	11.085415	30.42%	17,443
2008	16.968927	8.499807	-49.91%	32,104
2007	16.227583	16.968927	4.57%	46,111
2006	16.025463	16.227583	1.26%	78,245
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.627536	18.020436	2.23%	4,889
2014	17.521645	17.627536	0.60%	8,758
2013	13.994104	17.521645	25.21%	2,793
2012	11.734129	13.994104	19.26%	3,016
2011	13.009145	11.734129	-9.80%	3,056
2010	11.406210	13.009145	14.05%	22,644
2009	8.297510	11.406210	37.47%	34,721
2008	14.105944	8.297510	-41.18%	62,904
2007	13.491361	14.105944	4.56%	75,118
2006	11.655041	13.491361	15.76%	90,001
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.012580	9.139166	1.40%	819
2014*	10.000000	9.012580	-9.87%	12,061
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	21.098313	21.440825	1.62%	538
2014	19.378158	21.098313	8.88%	563
2013	14.952247	19.378158	29.60%	573
2012	13.008854	14.952247	14.94%	3,326
2011	13.228552	13.008854	-1.66%	3,456
2010	11.584325	13.228552	14.19%	6,923
2009	9.181622	11.584325	26.17%	18,338
2008	15.173013	9.181622	-39.49%	20,742
2007	14.775327	15.173013	2.69%	26,515
2006	13.060178	14.775327	13.13%	31,446

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.549254	15.315998	-7.45%	6,187
2014	15.032932	16.549254	10.09%	16,431
2013	10.839177	15.032932	38.69%	29,968
2012	9.341222	10.839177	16.04%	8,206
2011	9.712507	9.341222	-3.82%	12,911
2010	8.002283	9.712507	21.37%	15,622
2009	5.930641	8.002283	34.93%	180
2008	9.699671	5.930641	-38.86%	180
2007	9.984100	9.699671	-2.85%	180
2006*	10.000000	9.984100	-0.16%	189
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	13
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	270
2011	11.665801	12.439490	6.63%	1,624
2010	10.845085	11.665801	7.57%	330
2009*	10.000000	10.845085	8.45%	363
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.352455	11.188458	-1.44%	455
2014	11.457181	11.352455	-0.91%	705
2013	11.676512	11.457181	-1.88%	724
2012	11.227334	11.676512	4.00%	5,645
2011	11.301282	11.227334	-0.65%	5,365
2010	10.924366	11.301282	3.45%	8,295
2009*	10.000000	10.924366	9.24%	5,789
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.111261	31.095173	10.61%	1,540
2014	21.781571	28.111261	29.06%	4,468
2013	14.714212	21.781571	48.03%	4,605
2012	11.421095	14.714212	28.83%	1,524
2011	10.519755	11.421095	8.57%	1,192
2010*	10.000000	10.519755	5.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.570645	12.282728	-2.29%	0
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
2009	9.511461	10.256771	7.84%	0
2008	10.770119	9.511461	-11.69%	3,651
2007	10.385438	10.770119	3.70%	3,651
2006*	10.000000	10.385438	3.85%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
2009	26.475117	33.904538	28.06%	0
2008	31.661206	26.475117	-16.38%	2,302
2007	30.221133	31.661206	4.77%	3,105
2006	27.729876	30.221133	8.98%	3,105
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.206307	-17.94%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	54.057269	45.725804	-15.41%	66
2014	55.193348	54.057269	-2.06%	66
2013	50.097390	55.193348	10.17%	654
2012	39.242213	50.097390	27.66%	671
2011	53.728614	39.242213	-26.96%	66
2010	43.069151	53.728614	24.75%	66
2009	20.541986	43.069151	109.66%	66
2008	59.306449	20.541986	-65.36%	66
2007	43.822423	59.306449	35.33%	954
2006	31.941114	43.822423	37.20%	1,466
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	37.231921	24.369415	-34.55%	74
2014	46.797274	37.231921	-20.44%	1,346
2013	43.047760	46.797274	8.71%	1,693
2012	42.338165	43.047760	1.68%	1,737
2011	51.523505	42.338165	-17.83%	35
2010	40.536170	51.523505	27.11%	36
2009	26.163298	40.536170	54.94%	38
2008	49.379822	26.163298	-47.02%	40
2007	34.544385	49.379822	42.95%	43
2006	28.212403	34.544385	22.44%	381

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.105049	22.068751	-4.49%	9,362
2014	23.942312	23.105049	-3.50%	14,900
2013	16.204260	23.942312	47.75%	20,720
2012	15.274494	16.204260	6.09%	40,740
2011	16.278538	15.274494	-6.17%	40,082
2010	13.055981	16.278538	24.68%	1,568
2009*	10.000000	13.055981	30.56%	1,705

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.228027	24.314054	-7.30%	0
2014	24.490673	26.228027	7.09%	0
2013	18.101473	24.490673	35.30%	0
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	0
2010	13.906134	17.304699	24.44%	0
2009	9.916493	13.906134	40.23%	0
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.067853	12.528627	-4.13%	0
2014	12.869199	13.067853	1.54%	0
2013	14.304737	12.869199	-10.04%	0
2012	13.551810	14.304737	5.56%	0
2011	12.336573	13.551810	9.85%	0
2010	11.938727	12.336573	3.33%	0
2009	11.019566	11.938727	8.34%	0
2008	11.391105	11.019566	-3.26%	2,795
2007	10.584296	11.391105	7.62%	4,187
2006	10.598601	10.584296	-0.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	15.871985	14.725199	-7.23%	0
2014	14.351957	15.871985	10.59%	0
2013	10.749429	14.351957	33.51%	0
2012	9.530529	10.749429	12.79%	0
2011	9.402390	9.530529	1.36%	0
2010	8.379453	9.402390	12.21%	0
2009	7.218139	8.379453	16.09%	0
2008	11.225835	7.218139	-35.70%	0
2007	11.428768	11.225835	-1.78%	0
2006	9.929177	11.428768	15.10%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.266913	18.667999	-3.11%	0
2014	16.835209	19.266913	14.44%	0
2013	13.162337	16.835209	27.90%	0
2012	11.510986	13.162337	14.35%	0
2011	11.791438	11.510986	-2.38%	0
2010	10.058556	11.791438	17.23%	0
2009	7.874490	10.058556	27.74%	0
2008	10.589059	7.874490	-25.64%	0
2007	11.027429	10.589059	-3.98%	0
2006*	10.000000	11.027429	10.27%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.989140	14.586794	-2.68%	0
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	0
2011	12.989971	12.304760	-5.27%	0
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.768885	-2.31%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.656880	22.712961	-3.99%	1,594
2014	22.893519	23.656880	3.33%	1,594
2013	16.550657	22.893519	38.32%	1,594
2012	14.547509	16.550657	13.77%	1,594
2011	14.715765	14.547509	-1.14%	1,594
2010	11.897305	14.715765	23.69%	1,594
2009	9.680413	11.897305	22.90%	1,594
2008	14.254844	9.680413	-32.09%	1,594
2007	14.598370	14.254844	-2.35%	1,594
2006	12.979641	14.598370	12.47%	2,975
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	12.712407	12.097066	-4.84%	0
2014	11.398795	12.712407	11.52%	0
2013	8.631440	11.398795	32.06%	0
2012	7.841992	8.631440	10.07%	0
2011	7.906074	7.841992	-0.81%	0
2010	7.004877	7.906074	12.87%	0
2009	5.327622	7.004877	31.48%	0
2008	8.265192	5.327622	-35.54%	0
2007	7.801519	8.265192	5.94%	0
2006	7.267419	7.801519	7.35%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	15.025305	14.933392	-0.61%	0
2014	13.476043	15.025305	11.50%	0
2013	10.383420	13.476043	29.78%	581
2012	9.127006	10.383420	13.77%	614
2011	9.113400	9.127006	0.15%	651
2010	8.072997	9.113400	12.89%	5,089
2009	6.500695	8.072997	24.19%	6,143
2008	10.521014	6.500695	-38.21%	10,482
2007	10.169522	10.521014	3.46%	9,468
2006	8.956764	10.169522	13.54%	9,462
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	15.370610	14.736326	-4.13%	0
2014	14.465897	15.370610	6.25%	0
2013	12.151577	14.465897	19.05%	0
2012	11.194577	12.151577	8.55%	0
2011	10.446304	11.194577	7.16%	0
2010	9.215280	10.446304	13.36%	0
2009	7.649085	9.215280	20.48%	0
2008	11.045665	7.649085	-30.75%	0
2007	10.489561	11.045665	5.30%	0
2006	9.160955	10.489561	14.50%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.884955	9.620496	-2.68%	0
2014*	10.000000	9.884955	-1.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	16.911708	16.583729	-1.94%	717
2014	16.575449	16.911708	2.03%	726
2013	16.689388	16.575449	-0.68%	735
2012	15.474309	16.689388	7.85%	745
2011	15.391419	15.474309	0.54%	754
2010	14.430333	15.391419	6.66%	763
2009	12.188974	14.430333	18.39%	28,783
2008	13.374489	12.188974	-8.86%	28,783
2007	12.911892	13.374489	3.58%	29,068
2006	12.610701	12.911892	2.39%	29,457
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.721899	13.446553	-2.01%	0
2014	13.377362	13.721899	2.58%	0
2013	12.001362	13.377362	11.47%	0
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
2007	10.484257	11.196038	6.79%	0
2006*	10.000000	10.484257	4.84%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.596588	13.316455	-2.06%	0
2014	13.215338	13.596588	2.88%	0
2013	11.594022	13.215338	13.98%	0
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0
2007	10.504183	11.374367	8.28%	0
2006*	10.000000	10.504183	5.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.786711	13.506795	-2.03%	0
2014	13.374945	13.786711	3.08%	0
2013	11.198787	13.374945	19.43%	0
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	0
2008	11.503856	7.002297	-39.13%	0
2007	10.524279	11.503856	9.31%	0
2006*	10.000000	10.524279	5.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.235156	7.973259	-22.10%	0
2014	11.936097	10.235156	-14.25%	0
2013	9.780820	11.936097	22.04%	0
2012	9.500586	9.780820	2.95%	0
2011	10.194669	9.500586	-6.81%	0
2010	8.703507	10.194669	17.13%	0
2009	5.999758	8.703507	45.06%	0
2008	13.386940	5.999758	-55.18%	0
2007	9.351449	13.386940	43.15%	0
2006*	10.000000	9.351449	-6.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	16.171429	15.246536	-5.72%	6,417
2014	15.141836	16.171429	6.80%	6,417
2013	12.032916	15.141836	25.84%	6,910
2012	10.446041	12.032916	15.19%	6,939
2011	10.535840	10.446041	-0.85%	6,970
2010	9.312785	10.535840	13.13%	9,891
2009	7.285831	9.312785	27.82%	10,744
2008	12.936709	7.285831	-43.68%	10,506
2007	12.977703	12.936709	-0.32%	11,376
2006	10.993905	12.977703	18.04%	14,537

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.911694	14.639668	5.23%	0
2014	12.728212	13.911694	9.30%	0
2013	9.506510	12.728212	33.89%	0
2012	8.443178	9.506510	12.59%	0
2011	8.576777	8.443178	-1.56%	0
2010	7.033050	8.576777	21.95%	0
2009	5.583142	7.033050	25.97%	1,173
2008	10.764399	5.583142	-48.13%	2,656
2007	8.632044	10.764399	24.70%	9,374
2006	8.227083	8.632044	4.92%	5,104
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	13.379613	12.658153	-5.39%	0
2014	13.466297	13.379613	-0.64%	0
2013	12.939146	13.466297	4.07%	0
2012	11.527067	12.939146	12.25%	0
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
2007	9.602576	9.689202	0.90%	0
2006	8.786070	9.602576	9.29%	4,178
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.714017	13.385717	-2.39%	4,827
2014	13.192094	13.714017	3.96%	4,827
2013	13.678721	13.192094	-3.56%	4,827
2012	13.156851	13.678721	3.97%	4,827
2011	12.483852	13.156851	5.39%	4,827
2010	11.794012	12.483852	5.85%	4,827
2009	10.372212	11.794012	13.71%	4,827
2008	10.916785	10.372212	-4.99%	0
2007	10.657751	10.916785	2.43%	0
2006	10.394591	10.657751	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.969821	15.462861	-3.17%	0
2014	15.298100	15.969821	4.39%	0
2013	11.437780	15.298100	33.75%	0
2012	10.140302	11.437780	12.80%	0
2011	11.553557	10.140302	-12.23%	0
2010	9.132006	11.553557	26.52%	0
2009	6.634926	9.132006	37.64%	2,283
2008	11.158385	6.634926	-40.54%	2,283
2007	9.830032	11.158385	13.51%	0
2006*	10.000000	9.830032	-1.70%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	13.110149	13.337069	1.73%	0
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	0
2010	10.581339	11.753048	11.07%	0
2009	8.513548	10.581339	24.29%	0
2008	15.429063	8.513548	-44.82%	0
2007	13.392845	15.429063	15.20%	0
2006	11.550783	13.392845	15.95%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.431765	20.423816	-4.70%	0
2014	20.434843	21.431765	4.88%	0
2013	15.936247	20.434843	28.23%	1,041
2012	12.755538	15.936247	24.94%	1,041
2011	14.235332	12.755538	-10.40%	1,041
2010	11.451772	14.235332	24.31%	1,041
2009	7.401564	11.451772	54.72%	1,041
2008	15.422507	7.401564	-52.01%	1,062
2007	14.858647	15.422507	3.79%	1,062
2006	13.007946	14.858647	14.23%	1,243
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.820474	13.540774	-8.63%	0
2014	14.411563	14.820474	2.84%	2,175
2013	12.866930	14.411563	12.00%	2,175
2012	11.619776	12.866930	10.73%	2,175
2011	11.545028	11.619776	0.65%	2,175
2010	10.423613	11.545028	10.76%	2,175
2009	7.820175	10.423613	33.29%	0
2008	11.309545	7.820175	-30.85%	0
2007	11.089575	11.309545	1.98%	1,113
2006*	10.000000	11.089575	10.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.927871	13.590076	-8.96%	0
2014	15.099867	14.927871	-1.14%	0
2013	11.275001	15.099867	33.92%	0
2012	9.688855	11.275001	16.37%	0
2011	10.241189	9.688855	-5.39%	0
2010	8.125063	10.241189	26.04%	0
2009	6.399697	8.125063	26.96%	2,427
2008	9.719744	6.399697	-34.16%	2,427
2007	10.129883	9.719744	-4.05%	0
2006*	10.000000	10.129883	1.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.634856	7.936915	-8.08%	0
2014*	10.000000	8.634856	-13.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.970295	9.378867	-5.93%	0
2014*	10.000000	9.970295	-0.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.696082	17.191840	2.97%	0
2014	15.702180	16.696082	6.33%	0
2013	11.426405	15.702180	37.42%	0
2012	10.251100	11.426405	11.47%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.267962	24.567069	-9.91%	0
2014	29.281351	27.267962	-6.88%	0
2013	23.804924	29.281351	23.01%	0
2012	20.320791	23.804924	17.15%	0
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.759554	-2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.131154	15.549142	10.03%	0
2014	13.253273	14.131154	6.62%	0
2013	10.300857	13.253273	28.66%	0
2012	8.460768	10.300857	21.75%	0
2011	9.248831	8.460768	-8.52%	0
2010	8.836160	9.248831	4.67%	0
2009	6.156160	8.836160	43.53%	2,335
2008	11.245915	6.156160	-45.26%	2,335
2007	8.373693	11.245915	34.30%	140
2006	7.806451	8.373693	7.27%	140
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.167719	7.373192	2.87%	0
2014	6.668337	7.167719	7.49%	0
2013	5.010391	6.668337	33.09%	0
2012	4.278021	5.010391	17.12%	0
2011	4.764356	4.278021	-10.21%	0
2010	3.896141	4.764356	22.28%	0
2009	2.526192	3.896141	54.23%	0
2008	4.586938	2.526192	-44.93%	0
2007	3.834638	4.586938	19.62%	0
2006	3.617587	3.834638	6.00%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.845523	10.618864	-10.36%	0
2014	13.709506	11.845523	-13.60%	0
2013	12.203674	13.709506	12.34%	0
2012	10.969394	12.203674	11.25%	0
2011	16.492218	10.969394	-33.49%	0
2010	13.419831	16.492218	22.89%	0
2009	7.623666	13.419831	76.03%	0
2008	16.235545	7.623666	-53.04%	0
2007	12.902589	16.235545	25.83%	0
2006	8.951137	12.902589	44.14%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.468141	23.413491	-4.31%	0
2014	21.624419	24.468141	13.15%	0
2013	16.627377	21.624419	30.05%	0
2012	14.052191	16.627377	18.33%	0
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.427617	7.408585	-21.42%	0
2014*	10.000000	9.427617	-5.72%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.098579	20.546185	-2.62%	0
2014	19.476386	21.098579	8.33%	0
2013	14.611837	19.476386	33.29%	0
2012	12.827754	14.611837	13.91%	0
2011	13.110285	12.827754	-2.16%	0
2010	11.991826	13.110285	9.33%	0
2009	9.962500	11.991826	20.37%	0
2008	15.069070	9.962500	-33.89%	0
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.713506	15.377499	4.51%	0
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	0
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.274419	20.959565	-5.90%	2,834
2014	20.031721	22.274419	11.20%	0
2013	15.449717	20.031721	29.66%	976
2012	13.707619	15.449717	12.71%	976
2011	13.854600	13.707619	-1.06%	976
2010	12.421582	13.854600	11.54%	976
2009*	10.000000	12.421582	24.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.173682	14.069845	-0.73%	0
2014	13.733446	14.173682	3.21%	0
2013	11.332197	13.733446	21.19%	0
2012	9.962813	11.332197	13.74%	0
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	0
2007	10.437649	10.889310	4.33%	0
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.991293	15.700635	4.73%	0
2014	14.975661	14.991293	0.10%	0
2013	11.842648	14.975661	26.46%	0
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	0
2007	10.719544	12.049870	12.41%	0
2006*	10.000000	10.719544	7.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.335786	14.997800	4.62%	0
2014	13.495092	14.335786	6.23%	0
2013	10.592016	13.495092	27.41%	0
2012	9.178394	10.592016	15.40%	0
2011	9.796069	9.178394	-6.31%	0
2010	8.431393	9.796069	16.19%	0
2009	6.180334	8.431393	36.42%	0
2008	11.270518	6.180334	-45.16%	0
2007	10.247234	11.270518	9.99%	0
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.032280	17.263531	-4.26%	880
2014	17.887929	18.032280	0.81%	892
2013	16.995311	17.887929	5.25%	903
2012	15.092896	16.995311	12.60%	914
2011	14.788691	15.092896	2.06%	925
2010	13.295414	14.788691	11.23%	936
2009	9.263916	13.295414	43.52%	947
2008	13.087309	9.263916	-29.21%	947
2007	12.910184	13.087309	1.37%	947
2006	11.873788	12.910184	8.73%	947

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	14.359950	13.226646	-7.89%	0
2014	13.381451	14.359950	7.31%	0
2013	10.035926	13.381451	33.34%	607
2012	8.618507	10.035926	16.45%	642
2011	8.975974	8.618507	-3.98%	680
2010	7.887116	8.975974	13.81%	727
2009	6.241606	7.887116	26.36%	767
2008	10.077576	6.241606	-38.06%	767
2007	10.485261	10.077576	-3.89%	767
2006	9.202382	10.485261	13.94%	767
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.150070	-8.50%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.348258	-6.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.951943	12.594285	-2.76%	9,442
2014	12.360222	12.951943	4.79%	5,818
2013	8.742790	12.360222	41.38%	5,818
2012	7.605763	8.742790	14.95%	5,818
2011	8.754195	7.605763	-13.12%	5,818
2010	7.703242	8.754195	13.64%	5,818
2009	5.123186	7.703242	50.36%	4,911
2008*	10.000000	5.123186	-48.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.842251	14.542676	-2.02%	0
2014	13.651492	14.842251	8.72%	0
2013	10.007801	13.651492	36.41%	0
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.482534	12.139533	-2.75%	0
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.228109	11.933651	-2.41%	0
2014	11.840976	12.228109	3.27%	0
2013	12.280514	11.840976	-3.58%	0
2012	11.594400	12.280514	5.92%	0
2011	11.064660	11.594400	4.79%	0
2010	10.514058	11.064660	5.24%	0
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	0
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	20.056786	16.561925	-17.42%	0
2014	21.592731	20.056786	-7.11%	0
2013	21.803596	21.592731	-0.97%	0
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	0
2010	21.714927	24.798986	14.20%	0
2009	13.526313	21.714927	60.54%	0
2008	32.579671	13.526313	-58.48%	0
2007	22.768148	32.579671	43.09%	0
2006	16.940420	22.768148	34.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.611402	15.329306	-1.81%	1,868
2014	15.187452	15.611402	2.79%	1,878
2013	16.103195	15.187452	-5.69%	1,887
2012	15.896446	16.103195	1.30%	1,896
2011	15.076750	15.896446	5.44%	1,905
2010	14.637532	15.076750	3.00%	1,915
2009	14.500804	14.637532	0.94%	29,439
2008	13.694396	14.500804	5.89%	30,628
2007	13.001762	13.694396	5.33%	28,557
2006	12.798374	13.001762	1.59%	28,557
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.975433	12.364880	-4.71%	0
2014	13.259310	12.975433	-2.14%	0
2013	11.447193	13.259310	15.83%	0
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
2008	11.653883	6.519215	-44.06%	0
2007	10.838892	11.653883	7.52%	0
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.375175	17.882483	-2.68%	0
2014	17.805290	18.375175	3.20%	0
2013	14.234546	17.805290	25.09%	0
2012	12.494276	14.234546	13.93%	5,285
2011	13.230055	12.494276	-5.56%	6,275
2010	11.741097	13.230055	12.68%	7,343
2009	9.389637	11.741097	25.04%	7,343
2008	15.124787	9.389637	-37.92%	7,343
2007	14.522502	15.124787	4.15%	18,257
2006	12.640673	14.522502	14.89%	18,257

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.450517	13.256865	-1.44%	0
2014	13.170736	13.450517	2.12%	0
2013	12.780965	13.170736	3.05%	0
2012	12.362690	12.780965	3.38%	0
2011	12.217905	12.362690	1.19%	0
2010	11.737507	12.217905	4.09%	0
2009	10.946084	11.737507	7.23%	0
2008	11.849056	10.946084	-7.62%	0
2007	11.439502	11.849056	3.58%	0
2006	10.961134	11.439502	4.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.457737	16.123802	-2.03%	0
2014	15.917643	16.457737	3.39%	0
2013	13.884263	15.917643	14.65%	0
2012	12.746759	13.884263	8.92%	0
2011	12.971979	12.746759	-1.74%	0
2010	11.897721	12.971979	9.03%	0
2009	10.159426	11.897721	17.11%	0
2008	13.456647	10.159426	-24.50%	0
2007	12.957311	13.456647	3.85%	949
2006	11.836907	12.957311	9.47%	4,067

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.713716	17.285489	-2.42%	0
2014	17.168984	17.713716	3.17%	0
2013	14.272068	17.168984	20.30%	0
2012	12.763211	14.272068	11.82%	0
2011	13.265593	12.763211	-3.79%	0
2010	11.959902	13.265593	10.92%	0
2009	9.780927	11.959902	22.28%	0
2008	14.502953	9.780927	-32.56%	0
2007	13.900226	14.502953	4.34%	0
2006	12.344896	13.900226	12.60%	7,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.213073	14.949873	-1.73%	0
2014	14.775872	15.213073	2.96%	0
2013	13.603676	14.775872	8.62%	0
2012	12.809616	13.603676	6.20%	0
2011	12.767323	12.809616	0.33%	0
2010	11.968718	12.767323	6.67%	0
2009	10.628096	11.968718	12.61%	0
2008	12.726582	10.628096	-16.49%	0
2007	12.231204	12.726582	4.05%	0
2006	11.475585	12.231204	6.58%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.252042	22.987792	3.31%	11,495
2014	20.805982	22.252042	6.95%	8,884
2013	15.482901	20.805982	34.38%	9,876
2012	13.271445	15.482901	16.66%	9,876
2011	13.808941	13.271445	-3.89%	9,876
2010	12.911434	13.808941	6.95%	12,058
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.166919	30.818736	-4.19%	1,873
2014	29.905966	32.166919	7.56%	1,237
2013	22.866113	29.905966	30.79%	2,309
2012	19.802381	22.866113	15.47%	2,329
2011	20.670084	19.802381	-4.20%	2,351
2010	16.661606	20.670084	24.06%	2,378
2009	12.394191	16.661606	34.43%	2,408
2008	19.845137	12.394191	-37.55%	3,383
2007	18.771190	19.845137	5.72%	2,525
2006	17.376513	18.771190	8.03%	4,667

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.222592	10.048810	-1.70%	5,915
2014	10.399379	10.222592	-1.70%	5,969
2013	10.579225	10.399379	-1.70%	6,020
2012	10.762685	10.579225	-1.70%	6,071
2011	10.948291	10.762685	-1.70%	6,122
2010	11.137615	10.948291	-1.70%	6,176
2009	11.325476	11.137615	-1.66%	6,228
2008	11.289488	11.325476	0.32%	6,228
2007	10.960502	11.289488	3.00%	7,143
2006	10.666317	10.960502	2.76%	2,802
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	16.739041	15.978877	-4.54%	0
2014	16.391919	16.739041	2.12%	0
2013	16.865045	16.391919	-2.81%	0
2012	15.285013	16.865045	10.34%	0
2011	14.731399	15.285013	3.76%	0
2010	13.551342	14.731399	8.71%	2,337
2009	11.083470	13.551342	22.27%	2,445
2008	13.632414	11.083470	-18.70%	3,145
2007	13.256349	13.632414	2.84%	3,451
2006	12.862646	13.256349	3.06%	3,202
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.759062	17.371351	-2.18%	0
2014	18.250211	17.759062	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	9.001464	8.395415	-6.73%	0
2014*	10.000000	9.001464	-9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.306041	14.545810	1.68%	0
2014	13.178191	14.306041	8.56%	0
2013	9.949455	13.178191	32.45%	521
2012	8.699185	9.949455	14.37%	551
2011	9.114191	8.699185	-4.55%	584
2010	8.026722	9.114191	13.55%	625
2009	6.291956	8.026722	27.57%	659
2008*	10.000000	6.291956	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.118844	15.345494	-4.80%	0
2014	14.837025	16.118844	8.64%	0
2013	11.144144	14.837025	33.14%	0
2012	9.623378	11.144144	15.80%	0
2011	10.395573	9.623378	-7.43%	0
2010*	10.000000	10.395573	3.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.371647	12.692602	-5.08%	0
2014	12.338983	13.371647	8.37%	0
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	0
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.364063	14.093718	-1.88%	0
2014	14.045755	14.364063	2.27%	0
2013	10.283578	14.045755	36.58%	0
2012	9.104851	10.283578	12.95%	0
2011	9.671044	9.104851	-5.85%	0
2010	7.757631	9.671044	24.66%	0
2009	6.208058	7.757631	24.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.113403	13.825497	-2.04%	0
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	2,194
2009	6.198650	7.720646	24.55%	2,276
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.975956	16.205808	-4.54%	0
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	20.869370	20.669676	-0.96%	0
2014	20.649738	20.869370	1.06%	0
2013	14.558599	20.649738	41.84%	0
2012	13.056468	14.558599	11.50%	0
2011	13.368487	13.056468	-2.33%	0
2010	10.840720	13.368487	23.32%	0
2009	8.652209	10.840720	25.29%	0
2008	16.428033	8.652209	-47.33%	0
2007	15.228839	16.428033	7.87%	313
2006	15.010175	15.228839	1.46%	476

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	36.249022	33.486712	-7.62%	482
2014	34.456357	36.249022	5.20%	488
2013	24.965632	34.456357	38.02%	494
2012	21.087024	24.965632	18.39%	499
2011	22.596774	21.087024	-6.68%	505
2010	18.156682	22.596774	24.45%	511
2009	14.634307	18.156682	24.07%	517
2008	21.943047	14.634307	-33.31%	517
2007	23.977837	21.943047	-8.49%	517
2006	20.795111	23.977837	15.31%	1,472
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	31.991732	30.933581	-3.31%	0
2014	32.281902	31.991732	-0.90%	0
2013	23.306065	32.281902	38.51%	0
2012	20.527706	23.306065	13.53%	0
2011	22.111198	20.527706	-7.16%	0
2010	17.948705	22.111198	23.19%	0
2009	13.555192	17.948705	32.41%	0
2008	22.310072	13.555192	-39.24%	0
2007	22.224214	22.310072	0.39%	1,522
2006	20.178364	22.224214	10.14%	1,522
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	14.175563	14.064919	-0.78%	904
2014	12.858667	14.175563	10.24%	916
2013	9.977706	12.858667	28.87%	927
2012	8.887367	9.977706	12.27%	938
2011	8.993192	8.887367	-1.18%	949
2010	8.064012	8.993192	11.52%	961
2009	6.505702	8.064012	23.95%	972
2008	11.324266	6.505702	-42.55%	972
2007	10.649866	11.324266	6.33%	972
2006	9.534200	10.649866	11.70%	972
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.048819	13.070114	-6.97%	0
2014	11.088679	14.048819	26.70%	0
2013	10.947092	11.088679	1.29%	0
2012	9.618410	10.947092	13.81%	0
2011	9.187145	9.618410	4.69%	0
2010	7.179054	9.187145	27.97%	1,052
2009	5.582069	7.179054	28.61%	1,301
2008*	10.000000	5.582069	-44.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.527845	13.723442	-5.54%	0
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.574122	-4.26%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.123960	9.970133	-1.52%	0
2014	10.236603	10.123960	-1.10%	0
2013	10.349803	10.236603	-1.09%	0
2012	10.065694	10.349803	2.82%	0
2011	10.209806	10.065694	-1.41%	0
2010	9.864986	10.209806	3.50%	0
2009	8.855412	9.864986	11.40%	0
2008	10.405989	8.855412	-14.90%	0
2007	10.104772	10.405989	2.98%	0
2006	9.864528	10.104772	2.44%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.803266	19.376359	-2.16%	0
2014	18.250934	19.803266	8.51%	1,860
2013	13.492695	18.250934	35.27%	1,860
2012	12.368567	13.492695	9.09%	1,860
2011	12.981945	12.368567	-4.72%	1,860
2010	10.749471	12.981945	20.77%	1,860
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	0
2007	13.215001	13.978067	5.77%	0
2006	11.822846	13.215001	11.78%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	14.761683	15.469328	4.79%	0
2014	14.195879	14.761683	3.99%	0
2013	10.619800	14.195879	33.67%	0
2012	9.277939	10.619800	14.46%	0
2011	9.335767	9.277939	-0.62%	0
2010	7.450703	9.335767	25.30%	0
2009	5.715778	7.450703	30.35%	0
2008	11.416738	5.715778	-49.94%	0
2007	10.923544	11.416738	4.51%	1,249
2006	10.792970	10.923544	1.21%	1,249
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.496588	17.877470	2.18%	1,869
2014	17.400337	17.496588	0.55%	1,869
2013	13.904285	17.400337	25.14%	1,869
2012	11.664761	13.904285	19.20%	1,869
2011	12.938807	11.664761	-9.85%	1,869
2010	11.350309	12.938807	14.00%	1,869
2009	8.261035	11.350309	37.40%	1,869
2008	14.051084	8.261035	-41.21%	1,869
2007	13.445762	14.051084	4.50%	1,869
2006	11.621530	13.445762	15.70%	1,869
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.071027	9.676020	-3.92%	0
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	15.307494	15.548087	1.57%	0
2014	14.066607	15.307494	8.82%	0
2013	10.859348	14.066607	29.53%	0
2012	9.452748	10.859348	14.88%	0
2011	9.617272	9.452748	-1.71%	0
2010	8.426197	9.617272	14.14%	0
2009	6.681916	8.426197	26.10%	0
2008	11.047780	6.681916	-39.52%	0
2007	10.763720	11.047780	2.64%	0
2006	9.519072	10.763720	13.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.476473	15.240888	-7.50%	0
2014	14.974433	16.476473	10.03%	0
2013	10.802480	14.974433	38.62%	0
2012	9.314329	10.802480	15.98%	0
2011	9.689461	9.314329	-3.87%	0
2010	7.987353	9.689461	21.31%	0
2009	5.922587	7.987353	34.86%	2,656
2008	9.691444	5.922587	-38.89%	2,656
2007	9.980733	9.691444	-2.90%	0
2006*	10.000000	9.980733	-0.19%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.674518	9.285115	-4.03%	0
2014*	10.000000	9.674518	-3.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.319791	11.150585	-1.49%	0
2014	11.430031	11.319791	-0.96%	0
2013	11.654767	11.430031	-1.93%	0
2012	11.212140	11.654767	3.95%	0
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.044718	31.005791	10.56%	0
2014	21.741054	28.044718	28.99%	0
2013	14.694301	21.741054	47.96%	0
2012	11.411460	14.694301	28.77%	0
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.515336	12.222466	-2.34%	0
2014	11.804501	12.515336	6.02%	0
2013	12.046847	11.804501	-2.01%	0
2012	11.198529	12.046847	7.58%	0
2011	10.782688	11.198529	3.86%	0
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	0
2007	10.381939	10.760988	3.65%	0
2006*	10.000000	10.381939	3.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	31.196080	30.323564	-2.80%	0
2014	30.832983	31.196080	1.18%	0
2013	34.373972	30.832983	-10.30%	0
2012	29.645142	34.373972	15.95%	0
2011	28.174937	29.645142	5.22%	0
2010	26.116941	28.174937	7.88%	0
2009	20.404365	26.116941	28.00%	0
2008	24.413707	20.404365	-16.42%	0
2007	23.315194	24.413707	4.71%	0
2006	21.404075	23.315194	8.93%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.203512	-17.96%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	33.665233	28.462153	-15.46%	0
2014	34.390254	33.665233	-2.11%	0
2013	31.230902	34.390254	10.12%	0
2012	24.476214	31.230902	27.60%	0
2011	33.528738	24.476214	-27.00%	0
2010	26.890464	33.528738	24.69%	0
2009	12.832010	26.890464	109.56%	0
2008	37.066048	12.832010	-65.38%	0
2007	27.402650	37.066048	35.26%	0
2006	19.983261	27.402650	37.13%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	31.306212	20.480409	-34.58%	0
2014	39.369222	31.306212	-20.48%	0
2013	36.233285	39.369222	8.65%	0
2012	35.654198	36.233285	1.62%	0
2011	43.411488	35.654198	-17.87%	0
2010	34.171384	43.411488	27.04%	0
2009	22.066487	34.171384	54.86%	0
2008	41.668880	22.066487	-47.04%	0
2007	29.164988	41.668880	42.87%	0
2006	23.831127	29.164988	22.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.038616	21.994105	-4.53%	0
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	0
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	0
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.059453	24.145489	-7.34%	0
2014	24.345651	26.059453	7.04%	0
2013	18.003433	24.345651	35.23%	0
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.990493	12.448122	-4.18%	3,565
2014	12.799525	12.990493	1.49%	4,734
2013	14.234545	12.799525	-10.08%	4,981
2012	13.492191	14.234545	5.50%	5,231
2011	12.288522	13.492191	9.80%	7,144
2010	11.898278	12.288522	3.28%	6,012
2009	10.987820	11.898278	8.29%	6,113
2008	11.364069	10.987820	-3.31%	6,271
2007	10.564578	11.364069	7.57%	4,265
2006	10.584226	10.564578	-0.19%	4,154
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	15.746012	14.600899	-7.27%	1,471
2014	14.245298	15.746012	10.53%	1,502
2013	10.674961	14.245298	33.45%	1,586
2012	9.469331	10.674961	12.73%	1,694
2011	9.346757	9.469331	1.31%	2,810
2010	8.334107	9.346757	12.15%	2,895
2009	7.182722	8.334107	16.03%	4,683
2008	11.176437	7.182722	-35.73%	4,688
2007	11.384294	11.176437	-1.83%	7,528
2006	9.895561	11.384294	15.04%	7,899
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.182068	18.576331	-3.16%	0
2014	16.769601	19.182068	14.39%	393
2013	13.117701	16.769601	27.84%	439
2012	11.477798	13.117701	14.29%	498
2011	11.763414	11.477798	-2.43%	514
2010	10.039771	11.763414	17.17%	554
2009	7.863789	10.039771	27.67%	655
2008	10.580065	7.863789	-25.67%	640
2007	11.023713	10.580065	-4.02%	0
2006*	10.000000	11.023713	10.24%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.945997	14.537422	-2.73%	7,740
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.765557	-2.34%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	0
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.504898	22.555557	-4.04%	0
2014	22.758010	23.504898	3.28%	0
2013	16.461052	22.758010	38.25%	0
2012	14.476115	16.461052	13.71%	0
2011	14.650990	14.476115	-1.19%	0
2010	11.850957	14.650990	23.63%	0
2009	9.647621	11.850957	22.84%	709
2008	14.213808	9.647621	-32.13%	709
2007	14.563792	14.213808	-2.40%	709
2006	12.955471	14.563792	12.41%	709
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	12.611513	11.994947	-4.89%	0
2014	11.314083	12.611513	11.47%	0
2013	8.571654	11.314083	31.99%	0
2012	7.791634	8.571654	10.01%	0
2011	7.859299	7.791634	-0.86%	0
2010	6.966964	7.859299	12.81%	0
2009	5.301486	6.966964	31.42%	0
2008	8.228838	5.301486	-35.57%	0
2007	7.771180	8.228838	5.89%	0
2006	7.242824	7.771180	7.29%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	14.906041	14.807326	-0.66%	1,271
2014	13.375886	14.906041	11.44%	1,322
2013	10.311488	13.375886	29.72%	1,384
2012	9.068395	10.311488	13.71%	1,590
2011	9.059475	9.068395	0.10%	1,657
2010	8.029310	9.059475	12.83%	1,721
2009	6.468806	8.029310	24.12%	2,300
2008	10.474745	6.468806	-38.24%	8,877
2007	10.129984	10.474745	3.40%	14,031
2006	8.926469	10.129984	13.48%	15,190
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	15.248560	14.611874	-4.18%	4,850
2014	14.358329	15.248560	6.20%	6,235
2013	12.067351	14.358329	18.98%	6,314
2012	11.122654	12.067351	8.49%	6,542
2011	10.384462	11.122654	7.11%	1,432
2010	9.165378	10.384462	13.30%	172
2009	7.611539	9.165378	20.41%	181
2008	10.997056	7.611539	-30.79%	193
2007	10.448742	10.997056	5.25%	205
2006	9.129937	10.448742	14.44%	216
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.881583	9.612323	-2.72%	0
2014*	10.000000	9.881583	-1.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	16.777442	16.443697	-1.99%	858
2014	16.452220	16.777442	1.98%	674
2013	16.573731	16.452220	-0.73%	706
2012	15.374912	16.573731	7.80%	709
2011	15.300326	15.374912	0.49%	178
2010	14.352224	15.300326	6.61%	194
2009	12.129179	14.352224	18.33%	196
2008	13.315654	12.129179	-8.91%	211
2007	12.861674	13.315654	3.53%	2,438
2006	12.568036	12.861674	2.34%	2,414
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.661484	13.380547	-2.06%	0
2014	13.325245	13.661484	2.52%	0
2013	11.960707	13.325245	11.41%	0
2012	10.900483	11.960707	9.73%	0
2011	11.125829	10.900483	-2.03%	0
2010	10.044514	11.125829	10.77%	0
2009	8.234540	10.044514	21.98%	0
2008	11.186527	8.234540	-26.39%	0
2007	10.480714	11.186527	6.73%	0
2006*	10.000000	10.480714	4.81%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.536787	13.251145	-2.11%	0
2014	13.163904	13.536787	2.83%	0
2013	11.554770	13.163904	13.93%	0
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0
2007	10.500643	11.364720	8.23%	0
2006*	10.000000	10.500643	5.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.726090	13.440570	-2.08%	0
2014	13.322901	13.726090	3.03%	0
2013	11.160872	13.322901	19.37%	0
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
2007	10.520727	11.494100	9.25%	0
2006*	10.000000	10.520727	5.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.190071	7.934096	-22.14%	0
2014	11.889582	10.190071	-14.29%	0
2013	9.747663	11.889582	21.97%	0
2012	9.473203	9.747663	2.90%	0
2011	10.170447	9.473203	-6.86%	0
2010	8.687244	10.170447	17.07%	0
2009	5.991605	8.687244	44.99%	0
2008	13.375568	5.991605	-55.20%	0
2007	9.348281	13.375568	43.08%	0
2006*	10.000000	9.348281	-6.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	16.043087	15.117839	-5.77%	3,612
2014	15.029312	16.043087	6.75%	2,699
2013	11.949572	15.029312	25.77%	2,716
2012	10.378979	11.949572	15.13%	2,750
2011	10.473510	10.378979	-0.90%	2,785
2010	9.262405	10.473510	13.08%	2,799
2009	7.250103	9.262405	27.76%	6,616
2008	12.879844	7.250103	-43.71%	13,538
2007	12.927267	12.879844	-0.37%	13,852
2006	10.956738	12.927267	17.98%	15,335

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.801244	14.516045	5.18%	7,007
2014	12.633587	13.801244	9.24%	7,027
2013	9.440633	12.633587	33.82%	7,054
2012	8.388942	9.440633	12.54%	7,216
2011	8.526012	8.388942	-1.61%	7,247
2010	6.994978	8.526012	21.89%	7,269
2009	5.555748	6.994978	25.91%	4,276
2008	10.717047	5.555748	-48.16%	4,291
2007	8.598464	10.717047	24.64%	10,156
2006	8.199242	8.598464	4.87%	17,716
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	13.273425	12.551320	-5.44%	225
2014	13.366217	13.273425	-0.69%	0
2013	12.849516	13.366217	4.02%	0
2012	11.453044	12.849516	12.19%	0
2011	11.216214	11.453044	2.11%	0
2010	10.032625	11.216214	11.80%	0
2009	7.102221	10.032625	41.26%	0
2008	9.646583	7.102221	-26.38%	0
2007	9.565232	9.646583	0.85%	0
2006	8.756341	9.565232	9.24%	430
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.632863	13.299745	-2.44%	1,581
2014	13.120712	13.632863	3.90%	4,034
2013	13.611631	13.120712	-3.61%	3,907
2012	13.098997	13.611631	3.91%	3,963
2011	12.435257	13.098997	5.34%	6,759
2010	11.754079	12.435257	5.80%	6,475
2009	10.342347	11.754079	13.65%	6,296
2008	10.890884	10.342347	-5.04%	2,955
2007	10.637906	10.890884	2.38%	0
2006	10.380507	10.637906	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.899529	15.386964	-3.22%	1,746
2014	15.238517	15.899529	4.34%	1,329
2013	11.399019	15.238517	33.68%	1,329
2012	10.111093	11.399019	12.74%	1,329
2011	11.526142	10.111093	-12.28%	1,329
2010	9.114962	11.526142	26.45%	1,329
2009	6.625909	9.114962	37.57%	1,256
2008	11.148913	6.625909	-40.57%	495
2007	9.826712	11.148913	13.46%	516
2006*	10.000000	9.826712	-1.73%	516

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	13.006034	13.224429	1.68%	0
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	2,324
2007	13.340733	15.361166	15.14%	2,324
2006	11.511681	13.340733	15.89%	2,324
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.294047	20.282246	-4.75%	978
2014	20.313861	21.294047	4.83%	983
2013	15.849950	20.313861	28.16%	992
2012	12.692939	15.849950	24.87%	1,015
2011	14.172684	12.692939	-10.44%	1,045
2010	11.407165	14.172684	24.24%	1,035
2009	7.376482	11.407165	54.64%	1,066
2008	15.378089	7.376482	-52.03%	1,136
2007	14.823438	15.378089	3.74%	1,396
2006	12.983709	14.823438	14.17%	1,415
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	1,320
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.755268	13.474340	-8.68%	0
2014	14.355460	14.755268	2.79%	13,635
2013	12.823360	14.355460	11.95%	13,635
2012	11.586341	12.823360	10.68%	15,485
2011	11.517649	11.586341	0.60%	16,466
2010	10.404178	11.517649	10.70%	14,119
2009	7.809563	10.404178	33.22%	14,133
2008	11.299943	7.809563	-30.89%	16,522
2007	11.085844	11.299943	1.93%	4,956
2006*	10.000000	11.085844	10.86%	1,170

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.862237	13.523439	-9.01%	2,821
2014	15.041117	14.862237	-1.19%	2,821
2013	11.236846	15.041117	33.86%	2,821
2012	9.660978	11.236846	16.31%	2,821
2011	10.216906	9.660978	-5.44%	2,916
2010	8.109914	10.216906	25.98%	3,990
2009	6.391007	8.109914	26.90%	4,185
2008	9.711503	6.391007	-34.19%	1,071
2007	10.126467	9.711503	-4.10%	0
2006*	10.000000	10.126467	1.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	6,085
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.631903	7.930166	-8.13%	0
2014*	10.000000	8.631903	-13.68%	1,713
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.966891	9.370899	-5.98%	2,409
2014*	10.000000	9.966891	-0.33%	11,583
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.588781	17.072662	2.92%	0
2014	15.609203	16.588781	6.28%	0
2013	11.364523	15.609203	37.35%	0
2012	10.200791	11.364523	11.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.789343	13.689158	-0.73%	0
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.073296	24.379274	-9.95%	3,096
2014	29.087115	27.073296	-6.92%	4,300
2013	23.659040	29.087115	22.94%	4,452
2012	20.206565	23.659040	17.09%	4,593
2011	22.162871	20.206565	-8.83%	4,730
2010	20.756661	22.162871	6.77%	4,874
2009	16.894710	20.756661	22.86%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.756238	-2.44%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.024236	15.423646	9.98%	0
2014	13.159690	14.024236	6.57%	0
2013	10.233324	13.159690	28.60%	0
2012	8.409579	10.233324	21.69%	0
2011	9.197534	8.409579	-8.57%	0
2010	8.791629	9.197534	4.62%	0
2009	6.128249	8.791629	43.46%	134
2008	11.200658	6.128249	-45.29%	154
2007	8.344255	11.200658	34.23%	169
2006	7.782962	8.344255	7.21%	181
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.113429	7.313629	2.81%	0
2014	6.621198	7.113429	7.43%	0
2013	4.977495	6.621198	33.02%	0
2012	4.252104	4.977495	17.06%	0
2011	4.737899	4.252104	-10.25%	0
2010	3.876473	4.737899	22.22%	0
2009	2.514722	3.876473	54.15%	0
2008	4.568463	2.514722	-44.95%	0
2007	3.821146	4.568463	19.56%	743
2006	3.606695	3.821146	5.95%	1,060
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.755857	10.533109	-10.40%	2,294
2014	13.612676	11.755857	-13.64%	6,764
2013	12.123651	13.612676	12.28%	6,801
2012	10.903031	12.123651	11.20%	6,838
2011	16.400788	10.903031	-33.52%	751
2010	13.352217	16.400788	22.83%	751
2009	7.589110	13.352217	75.94%	751
2008	16.170208	7.589110	-53.07%	751
2007	12.857245	16.170208	25.77%	2,666
2006	8.924201	12.857245	44.07%	3,185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.335724	23.274940	-4.36%	1,471
2014	21.518331	24.335724	13.09%	0
2013	16.554223	21.518331	29.99%	0
2012	13.997510	16.554223	18.27%	0
2011	13.944976	13.997510	0.38%	0
2010	11.496687	13.944976	21.30%	0
2009	9.235770	11.496687	24.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.424410	7.402289	-21.46%	0
2014*	10.000000	9.424410	-5.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.963037	20.403806	-2.67%	0
2014	19.361113	20.963037	8.27%	0
2013	14.532738	19.361113	33.22%	0
2012	12.764823	14.532738	13.85%	0
2011	13.052601	12.764823	-2.20%	0
2010	11.945131	13.052601	9.27%	0
2009	9.928761	11.945131	20.31%	0
2008	15.025703	9.928761	-33.92%	0
2007	14.215319	15.025703	5.70%	0
2006	12.005873	14.215319	18.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.678641	15.333259	4.46%	5,905
2014	14.772760	14.678641	-0.64%	4,612
2013	11.780323	14.772760	25.40%	4,651
2012	10.342861	11.780323	13.90%	4,690
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.210318	20.888610	-5.95%	580
2014	19.984230	22.210318	11.14%	580
2013	15.420914	19.984230	29.59%	580
2012	13.689049	15.420914	12.65%	580
2011	13.842853	13.689049	-1.11%	1,844
2010	12.417364	13.842853	11.48%	2,960
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.111333	14.000824	-0.78%	0
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	0
2008	10.880072	7.506594	-31.01%	2,656
2007	10.434128	10.880072	4.27%	4,265
2006*	10.000000	10.434128	4.34%	1,817
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.324564	11.100673	-1.98%	0
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
2010	10.282254	10.707494	4.14%	781
2009	9.331593	10.282254	10.19%	729
2008	10.538162	9.331593	-11.45%	659
2007	10.416259	10.538162	1.17%	878
2006*	10.000000	10.416259	4.16%	817

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.925333	15.623617	4.68%	0
2014	14.917365	14.925333	0.05%	5,806
2013	11.802543	14.917365	26.39%	5,806
2012	9.839907	11.802543	19.95%	5,806
2011	11.042898	9.839907	-10.89%	5,806
2010	10.098290	11.042898	9.35%	6,196
2009	7.258389	10.098290	39.13%	6,188
2008	12.039659	7.258389	-39.71%	6,231
2007	10.715931	12.039659	12.35%	374
2006*	10.000000	10.715931	7.16%	406
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	16,961
2013	10.556109	13.442503	27.34%	12,527
2012	9.151941	10.556109	15.34%	12,527
2011	9.772798	9.151941	-6.35%	12,527
2010	8.415640	9.772798	16.13%	14,513
2009	6.171929	8.415640	36.35%	14,593
2008	11.260943	6.171929	-45.19%	13,499
2007	10.243775	11.260943	9.93%	778
2006*	10.000000	10.243775	2.44%	837
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	732
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.889112	17.117751	-4.31%	0
2014	17.754942	17.889112	0.76%	0
2013	16.877537	17.754942	5.20%	0
2012	14.995954	16.877537	12.55%	0
2011	14.701168	14.995954	2.01%	0
2010	13.223456	14.701168	11.17%	0
2009	9.218454	13.223456	43.45%	0
2008	13.029721	9.218454	-29.25%	0
2007	12.859947	13.029721	1.32%	0
2006	11.833579	12.859947	8.67%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	14.245980	13.114994	-7.94%	0
2014	13.281997	14.245980	7.26%	1,017
2013	9.966401	13.281997	33.27%	1,145
2012	8.563167	9.966401	16.39%	1,308
2011	8.922867	8.563167	-4.03%	1,331
2010	7.844435	8.922867	13.75%	1,423
2009	6.210982	7.844435	26.30%	1,774
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.146956	-8.53%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.345079	-6.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.908105	12.545275	-2.81%	0
2014	12.324659	12.908105	4.73%	0
2013	8.722071	12.324659	41.30%	0
2012	7.591605	8.722071	14.89%	0
2011	8.742345	7.591605	-13.16%	0
2010	7.696717	8.742345	13.59%	0
2009	5.121447	7.696717	50.28%	0
2008*	10.000000	5.121447	-48.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.791962	14.486024	-2.07%	0
2014	13.612167	14.791962	8.67%	0
2013	9.984045	13.612167	36.34%	0
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.186709	11.887202	-2.46%	0
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.911920	16.433927	-17.47%	1,489
2014	21.447690	19.911920	-7.16%	1,489
2013	21.668162	21.447690	-1.02%	0
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
2007	22.695973	32.459799	43.02%	0
2006	16.895288	22.695973	34.33%	3,847

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.487538	15.199951	-1.86%	370
2014	15.074621	15.487538	2.74%	2,618
2013	15.991691	15.074621	-5.73%	2,378
2012	15.794425	15.991691	1.25%	2,255
2011	14.987582	15.794425	5.38%	6,911
2010	14.558360	14.987582	2.95%	7,677
2009	14.429707	14.558360	0.89%	7,202
2008	13.634178	14.429707	5.83%	5,172
2007	12.951217	13.634178	5.27%	5,168
2006	12.755077	12.951217	1.54%	4,868
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.881716	12.269330	-4.75%	1,371
2014	13.170243	12.881716	-2.19%	7,673
2013	11.376083	13.170243	15.77%	0
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.043166	17.550444	-2.73%	0
2014	17.492493	18.043166	3.15%	0
2013	13.991591	17.492493	25.02%	0
2012	12.287289	13.991591	13.87%	0
2011	13.017499	12.287289	-5.61%	0
2010	11.558347	13.017499	12.62%	0
2009	9.248197	11.558347	24.98%	0
2008	14.904562	9.248197	-37.95%	0
2007	14.318370	14.904562	4.09%	46,234
2006	12.469319	14.318370	14.83%	46,234

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.140265	14.849467	-1.92%	14,364
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.385126	13.185709	-1.49%	0
2014	13.113378	13.385126	2.07%	0
2013	12.731781	13.113378	3.00%	0
2012	12.321407	12.731781	3.33%	1,881
2011	12.183286	12.321407	1.13%	2,738
2010	11.710202	12.183286	4.04%	5,477
2009	10.926170	11.710202	7.18%	5,477
2008	11.833511	10.926170	-7.67%	5,477
2007	11.430348	11.833511	3.53%	5,477
2006	10.957934	11.430348	4.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.263231	15.925143	-2.08%	88,270
2014	15.737515	16.263231	3.34%	88,528
2013	13.734134	15.737515	14.59%	88,797
2012	12.615362	13.734134	8.87%	90,771
2011	12.844780	12.615362	-1.79%	89,285
2010	11.787050	12.844780	8.97%	91,229
2009	10.070044	11.787050	17.05%	92,071
2008	13.345056	10.070044	-24.54%	90,880
2007	12.856442	13.345056	3.80%	96,249
2006	11.750727	12.856442	9.41%	116,745

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.465928	17.035015	-2.47%	0
2014	16.937438	17.465928	3.12%	0
2013	14.086750	16.937438	20.24%	0
2012	12.603905	14.086750	11.76%	0
2011	13.106674	12.603905	-3.84%	0
2010	11.822636	13.106674	10.86%	0
2009	9.673596	11.822636	22.22%	0
2008	14.351116	9.673596	-32.59%	445
2007	13.761730	14.351116	4.28%	848
2006	12.228101	13.761730	12.54%	1,100
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.095010	14.826305	-1.78%	0
2014	14.668665	15.095010	2.91%	0
2013	13.511847	14.668665	8.56%	0
2012	12.729642	13.511847	6.14%	0
2011	12.694057	12.729642	0.28%	0
2010	11.906084	12.694057	6.62%	0
2009	10.577860	11.906084	12.56%	0
2008	12.672875	10.577860	-16.53%	0
2007	12.185802	12.672875	4.00%	0
2006	11.438776	12.185802	6.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.188069	22.910048	3.25%	6,251
2014	20.756719	22.188069	6.90%	5,760
2013	15.454095	20.756719	34.31%	5,882
2012	13.253496	15.454095	16.60%	6,137
2011	13.797260	13.253496	-3.94%	9,439
2010	12.907066	13.797260	6.90%	10,904
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.911560	30.558520	-4.24%	1,318
2014	29.683653	31.911560	7.51%	1,318
2013	22.707665	29.683653	30.72%	1,318
2012	19.675195	22.707665	15.41%	1,318
2011	20.547749	19.675195	-4.25%	1,318
2010	16.571411	20.547749	24.00%	1,582
2009	12.333374	16.571411	34.36%	2,145
2008	19.757849	12.333374	-37.58%	3,461
2007	18.698187	19.757849	5.67%	4,797
2006	17.317725	18.698187	7.97%	5,370

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.141408	9.963936	-1.75%	1,389
2014	10.322042	10.141408	-1.75%	1,475
2013	10.505892	10.322042	-1.75%	1,525
2012	10.693534	10.505892	-1.75%	1,538
2011	10.883466	10.693534	-1.75%	2,412
2010	11.077304	10.883466	-1.75%	1,644
2009	11.269880	11.077304	-1.71%	1,680
2008	11.239786	11.269880	0.27%	11,037
2007	10.917831	11.239786	2.95%	1,866
2006	10.630182	10.917831	2.71%	4,615
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	16.606176	15.843976	-4.59%	0
2014	16.270082	16.606176	2.07%	0
2013	16.748212	16.270082	-2.85%	0
2012	15.186866	16.748212	10.28%	0
2011	14.644228	15.186866	3.71%	0
2010	13.478009	14.644228	8.65%	0
2009	11.029104	13.478009	22.20%	0
2008	13.572447	11.029104	-18.74%	0
2007	13.204800	13.572447	2.78%	3,976
2006	12.819122	13.204800	3.01%	3,897
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.707951	17.312533	-2.23%	0
2014	18.206955	17.707951	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.998330	8.388218	-6.78%	0
2014*	10.000000	8.998330	-10.02%	1,009
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.257591	14.489176	1.62%	1,362
2014	13.140236	14.257591	8.50%	1,362
2013	9.925850	13.140236	32.38%	1,362
2012	8.682970	9.925850	14.31%	1,362
2011	9.101822	8.682970	-4.60%	1,362
2010	8.019906	9.101822	13.49%	1,362
2009	6.289817	8.019906	27.51%	1,362
2008*	10.000000	6.289817	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.080609	15.301300	-4.85%	0
2014	14.809357	16.080609	8.58%	0
2013	11.129017	14.809357	33.07%	0
2012	9.615209	11.129017	15.74%	0
2011	10.392031	9.615209	-7.48%	0
2010*	10.000000	10.392031	3.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.326338	12.643162	-5.13%	0
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	0
2009	6.274075	7.854021	25.18%	0
2008*	10.000000	6.274075	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.315398	14.038823	-1.93%	0
2014	14.005298	14.315398	2.21%	0
2013	10.259178	14.005298	36.51%	0
2012	9.087873	10.259178	12.89%	0
2011	9.657916	9.087873	-5.90%	0
2010	7.751047	9.657916	24.60%	0
2009	6.205947	7.751047	24.90%	1,544
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.065582	13.771644	-2.09%	0
2014	13.802708	14.065582	1.90%	1,019
2013	10.135533	13.802708	36.18%	1,153
2012	8.998670	10.135533	12.63%	1,189
2011	9.585284	8.998670	-6.12%	1,262
2010	7.714076	9.585284	24.26%	1,432
2009	6.196535	7.714076	24.49%	107
2008*	10.000000	6.196535	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.918435	16.142678	-4.59%	0
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
2010	8.560970	10.062592	17.54%	0
2009	6.678536	8.560970	28.19%	0
2008*	10.000000	6.678536	-33.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	20.703703	20.495168	-1.01%	0
2014	20.496234	20.703703	1.01%	0
2013	14.457727	20.496234	41.77%	0
2012	12.972612	14.457727	11.45%	0
2011	13.289367	12.972612	-2.38%	0
2010	10.782030	13.289367	23.25%	0
2009	8.609756	10.782030	25.23%	0
2008	16.355772	8.609756	-47.36%	0
2007	15.169611	16.355772	7.82%	0
2006	14.959391	15.169611	1.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	35.961220	33.203943	-7.67%	1,566
2014	34.200174	35.961220	5.15%	1,574
2013	24.792609	34.200174	37.95%	1,579
2012	20.951558	24.792609	18.33%	1,600
2011	22.463020	20.951558	-6.73%	2,128
2010	18.058391	22.463020	24.39%	2,129
2009	14.562495	18.058391	24.01%	2,334
2008	21.846505	14.562495	-33.34%	3,569
2007	23.884569	21.846505	-8.53%	5,141
2006	20.724738	23.884569	15.25%	5,046
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	31.737871	30.672499	-3.36%	0
2014	32.042038	31.737871	-0.95%	215
2013	23.144646	32.042038	38.44%	252
2012	20.395934	23.144646	13.48%	276
2011	21.980421	20.395934	-7.21%	271
2010	17.851607	21.980421	23.13%	308
2009	13.488714	17.851607	32.34%	375
2008	22.211989	13.488714	-39.27%	743
2007	22.137835	22.211989	0.33%	1,436
2006	20.110129	22.137835	10.08%	2,166
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	14.062983	13.946110	-0.83%	0
2014	12.763041	14.062983	10.19%	2,643
2013	9.908538	12.763041	28.81%	2,922
2012	8.830265	9.908538	12.21%	3,198
2011	8.939945	8.830265	-1.23%	3,341
2010	8.020350	8.939945	11.47%	3,510
2009	6.473769	8.020350	23.89%	4,010
2008	11.274443	6.473769	-42.58%	3,266
2007	10.608433	11.274443	6.28%	171
2006	9.501937	10.608433	11.64%	184
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	14.001209	13.019192	-7.01%	4,970
2014	11.056729	14.001209	26.63%	5,121
2013	10.921107	11.056729	1.24%	5,190
2012	9.600461	10.921107	13.76%	5,260
2011	9.174654	9.600461	4.64%	1,956
2010	7.172938	9.174654	27.91%	2,243
2009	5.580156	7.172938	28.54%	1,679
2008*	10.000000	5.580156	-44.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.486038	13.676995	-5.58%	0
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.573360	-4.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.063981	9.906027	-1.57%	0
2014	10.181143	10.063981	-1.15%	3,686
2013	10.298975	10.181143	-1.14%	3,398
2012	10.021374	10.298975	2.77%	3,293
2011	10.170023	10.021374	-1.46%	3,394
2010	9.831558	10.170023	3.44%	3,308
2009	8.829886	9.831558	11.34%	2,991
2008	10.381283	8.829886	-14.94%	3,612
2007	10.085950	10.381283	2.93%	0
2006	9.851160	10.085950	2.38%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.696124	19.261718	-2.21%	0
2014	18.161430	19.696124	8.45%	1,879
2013	13.433360	18.161430	35.20%	2,104
2012	12.320466	13.433360	9.03%	2,303
2011	12.938030	12.320466	-4.77%	2,277
2010	10.718556	12.938030	20.71%	2,576
2009	8.300816	10.718556	29.13%	2,900
2008	13.952052	8.300816	-40.50%	2,491
2007	13.197166	13.952052	5.72%	0
2006	11.812879	13.197166	11.72%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	14.644506	15.338734	4.74%	1,258
2014	14.090359	14.644506	3.93%	1,258
2013	10.546214	14.090359	33.61%	1,258
2012	9.218347	10.546214	14.40%	1,258
2011	9.280512	9.218347	-0.67%	1,258
2010	7.410380	9.280512	25.24%	1,258
2009	5.687744	7.410380	30.29%	1,322
2008	11.366549	5.687744	-49.96%	2,987
2007	10.881080	11.366549	4.46%	2,994
2006	10.756467	10.881080	1.16%	3,000
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.366492	17.735521	2.12%	4,883
2014	17.279742	17.366492	0.50%	4,132
2013	13.814949	17.279742	25.08%	1,076
2012	11.595718	13.814949	19.14%	1,076
2011	12.868770	11.595718	-9.89%	1,076
2010	11.294605	12.868770	13.94%	1,076
2009	8.224685	11.294605	37.33%	1,076
2008	13.996399	8.224685	-41.24%	1,076
2007	13.400279	13.996399	4.45%	1,076
2006	11.588105	13.400279	15.64%	1,076
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.059849	9.660359	-3.97%	0
2014	9.956410	10.059849	1.04%	0
2013	10.147191	9.956410	-1.88%	0
2012*	10.000000	10.147191	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	15.185963	15.416795	1.52%	1,003
2014	13.962030	15.185963	8.77%	3,193
2013	10.784102	13.962030	29.47%	3,478
2012	9.392031	10.784102	14.82%	3,585
2011	9.560353	9.392031	-1.76%	3,905
2010	8.380574	9.560353	14.08%	4,038
2009	6.649117	8.380574	26.04%	6,230
2008	10.999158	6.649117	-39.55%	5,831
2007	10.721832	10.999158	2.59%	5,974
2006	9.486847	10.721832	13.02%	6,530

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.403999	15.166118	-7.55%	5,153
2014	14.916140	16.403999	9.97%	6,003
2013	10.765896	14.916140	38.55%	6,210
2012	9.287529	10.765896	15.92%	6,396
2011	9.666488	9.287529	-3.92%	4,100
2010	7.972456	9.666488	21.25%	4,822
2009	5.914539	7.972456	34.79%	5,326
2008	9.683209	5.914539	-38.92%	1,983
2007	9.977364	9.683209	-2.95%	454
2006*	10.000000	9.977364	-0.23%	435
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.671216	9.277224	-4.07%	0
2014*	10.000000	9.671216	-3.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.287188	11.112815	-1.54%	8,506
2014	11.402909	11.287188	-1.01%	8,506
2013	11.633026	11.402909	-1.98%	8,506
2012	11.196933	11.633026	3.89%	8,506
2011	11.282116	11.196933	-0.76%	8,506
2010	10.916941	11.282116	3.35%	8,506
2009*	10.000000	10.916941	9.17%	8,506
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.978326	30.916649	10.50%	1,813
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.460272	12.162501	-2.39%	0
2014	11.758552	12.460272	5.97%	1,967
2013	12.006058	11.758552	-2.06%	1,844
2012	11.166290	12.006058	7.52%	1,855
2011	10.757106	11.166290	3.80%	2,039
2010	10.218571	10.757106	5.27%	2,045
2009	9.485673	10.218571	7.73%	1,777
2008	10.751862	9.485673	-11.78%	2,192
2007	10.378444	10.751862	3.60%	0
2006*	10.000000	10.378444	3.78%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	30.948548	30.067644	-2.85%	0
2014	30.603903	30.948548	1.13%	0
2013	34.135953	30.603903	-10.35%	0
2012	29.454889	34.135953	15.89%	0
2011	28.008321	29.454889	5.16%	0
2010	25.975701	28.008321	7.83%	0
2009	20.304342	25.975701	27.93%	0
2008	24.306399	20.304342	-16.47%	0
2007	23.224597	24.306399	4.66%	0
2006	21.331723	23.224597	8.87%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.200726	-17.99%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	33.398057	28.221889	-15.50%	0
2014	34.134686	33.398057	-2.16%	2,705
2013	31.014584	34.134686	10.06%	2,705
2012	24.319064	31.014584	27.53%	2,705
2011	33.330410	24.319064	-27.04%	0
2010	26.744986	33.330410	24.62%	0
2009	12.769075	26.744986	109.45%	0
2008	36.903113	12.769075	-65.40%	451
2007	27.296134	36.903113	35.20%	451
2006	19.915683	27.296134	37.06%	451
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	31.057654	20.307440	-34.61%	0
2014	39.076577	31.057654	-20.52%	207
2013	35.982254	39.076577	8.60%	1,732
2012	35.425248	35.982254	1.57%	1,744
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
2007	29.051620	41.485693	42.80%	0
2006	23.750531	29.051620	22.32%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.972247	21.919590	-4.58%	0
2014	23.828936	22.972247	-3.60%	0
2013	16.143913	23.828936	47.60%	0
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.891957	23.978080	-7.39%	0
2014	24.201489	25.891957	6.98%	0
2013	17.905929	24.201489	35.16%	0
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	0
2010	13.797970	17.152655	24.31%	0
2009	9.849380	13.797970	40.09%	0
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.913569	12.368114	-4.22%	10,356
2014	12.730209	12.913569	1.44%	11,566
2013	14.164666	12.730209	-10.13%	14,378
2012	13.432801	14.164666	5.45%	17,278
2011	12.240643	13.432801	9.74%	16,382
2010	11.857942	12.240643	3.23%	21,251
2009	10.956148	11.857942	8.23%	1,685
2008	11.337083	10.956148	-3.36%	2,570
2007	10.544885	11.337083	7.51%	576
2006	10.569860	10.544885	-0.24%	535
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	15.620915	14.477526	-7.32%	12,520
2014	14.139322	15.620915	10.48%	13,253
2013	10.600939	14.139322	33.38%	13,613
2012	9.408468	10.600939	12.67%	14,557
2011	9.291404	9.408468	1.26%	12,869
2010	8.288964	9.291404	12.09%	16,715
2009	7.147456	8.288964	15.97%	16,779
2008	11.127253	7.147456	-35.77%	17,291
2007	11.339995	11.127253	-1.88%	17,570
2006	9.862054	11.339995	14.99%	21,087
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.097665	18.485187	-3.21%	0
2014	16.704316	19.097665	14.33%	0
2013	13.073286	16.704316	27.77%	1,315
2012	11.444774	13.073286	14.23%	1,315
2011	11.735524	11.444774	-2.48%	1,315
2010	10.021054	11.735524	17.11%	1,315
2009	7.853122	10.021054	27.61%	1,315
2008	10.571090	7.853122	-25.71%	1,315
2007	11.019999	10.571090	-4.07%	1,315
2006*	10.000000	11.019999	10.20%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.762234	-2.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.353793	22.399151	-4.09%	185
2014	22.623222	23.353793	3.23%	196
2013	16.371879	22.623222	38.18%	208
2012	14.405049	16.371879	13.65%	286
2011	14.586471	14.405049	-1.24%	321
2010	11.804780	14.586471	23.56%	532
2009	9.614918	11.804780	22.78%	573
2008	14.172865	9.614918	-32.16%	588
2007	14.529282	14.172865	-2.45%	582
2006	12.931332	14.529282	12.36%	602
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	12.511330	11.893604	-4.94%	0
2014	11.229924	12.511330	11.41%	0
2013	8.512216	11.229924	31.93%	0
2012	7.741565	8.512216	9.95%	0
2011	7.812755	7.741565	-0.91%	0
2010	6.929234	7.812755	12.75%	0
2009	5.275457	6.929234	31.35%	0
2008	8.192611	5.275457	-35.61%	0
2007	7.740926	8.192611	5.84%	0
2006	7.218294	7.740926	7.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	14.787621	14.682217	-0.71%	5,855
2014	13.276376	14.787621	11.38%	6,270
2013	10.239975	13.276376	29.65%	6,385
2012	9.010109	10.239975	13.65%	6,521
2011	9.005817	9.010109	0.05%	7,957
2010	7.985805	9.005817	12.77%	8,887
2009	6.437029	7.985805	24.06%	29,976
2008	10.428608	6.437029	-38.28%	26,944
2007	10.090526	10.428608	3.35%	28,694
2006	8.896205	10.090526	13.43%	41,692
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	15.127459	14.488461	-4.22%	745
2014	14.251552	15.127459	6.15%	804
2013	11.983707	14.251552	18.92%	859
2012	11.051189	11.983707	8.44%	915
2011	10.322980	11.051189	7.05%	0
2010	9.115753	10.322980	13.24%	0
2009	7.574182	9.115753	20.35%	0
2008	10.948671	7.574182	-30.82%	0
2007	10.408105	10.948671	5.19%	0
2006	9.099044	10.408105	14.39%	7,655
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.878201	9.604149	-2.77%	0
2014*	10.000000	9.878201	-1.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	16.644322	16.304918	-2.04%	10,456
2014	16.329991	16.644322	1.92%	10,548
2013	16.458981	16.329991	-0.78%	7,602
2012	15.276254	16.458981	7.74%	7,690
2011	15.209865	15.276254	0.44%	7,713
2010	14.274621	15.209865	6.55%	4,477
2009	12.069728	14.274621	18.27%	4,526
2008	13.257135	12.069728	-8.96%	4,807
2007	12.811703	13.257135	3.48%	9,291
2006	12.525554	12.811703	2.28%	11,808
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.601369	13.314878	-2.11%	0
2014	13.273359	13.601369	2.47%	0
2013	11.920188	13.273359	11.35%	0
2012	10.869096	11.920188	9.67%	0
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
2009	8.223364	10.025789	21.92%	0
2008	11.177043	8.223364	-26.43%	0
2007	10.477185	11.177043	6.68%	0
2006*	10.000000	10.477185	4.77%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.477175	13.186077	-2.16%	0
2014	13.112611	13.477175	2.78%	0
2013	11.515609	13.112611	13.87%	0
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0
2009	7.502903	9.488059	26.46%	0
2008	11.355067	7.502903	-33.92%	0
2007	10.497095	11.355067	8.17%	0
2006*	10.000000	10.497095	4.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.665628	13.374549	-2.13%	0
2014	13.270970	13.665628	2.97%	0
2013	11.123029	13.270970	19.31%	0
2012	9.808751	11.123029	13.40%	0
2011	10.264947	9.808751	-4.44%	0
2010	9.011193	10.264947	13.91%	0
2009	6.983293	9.011193	29.04%	0
2008	11.484335	6.983293	-39.19%	0
2007	10.517174	11.484335	9.20%	0
2006*	10.000000	10.517174	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.145183	7.895121	-22.18%	0
2014	11.843248	10.145183	-14.34%	2,244
2013	9.714618	11.843248	21.91%	2,428
2012	9.445903	9.714618	2.84%	2,637
2011	10.146276	9.445903	-6.90%	2,951
2010	8.671008	10.146276	17.01%	3,270
2009	5.983448	8.671008	44.92%	3,716
2008	13.364194	5.983448	-55.23%	4,342
2007	9.345118	13.364194	43.01%	4,679
2006*	10.000000	9.345118	-6.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	15.915647	14.990120	-5.82%	11,259
2014	14.917510	15.915647	6.69%	15,009
2013	11.866714	14.917510	25.71%	15,092
2012	10.312273	11.866714	15.07%	15,961
2011	10.411498	10.312273	-0.95%	17,055
2010	9.212249	10.411498	13.02%	17,146
2009	7.214519	9.212249	27.69%	17,630
2008	12.823164	7.214519	-43.74%	18,985
2007	12.876979	12.823164	-0.42%	23,897
2006	10.919664	12.876979	17.92%	37,325

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.691579	14.393385	5.13%	8,462
2014	12.539586	13.691579	9.19%	9,686
2013	9.375162	12.539586	33.75%	10,076
2012	8.335019	9.375162	12.48%	10,497
2011	8.475516	8.335019	-1.66%	11,739
2010	6.957073	8.475516	21.83%	15,015
2009	5.528456	6.957073	25.84%	15,794
2008	10.669839	5.528456	-48.19%	17,664
2007	8.564968	10.669839	24.58%	17,982
2006	8.171451	8.564968	4.82%	32,671
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	13.168063	12.445346	-5.49%	4,383
2014	13.266866	13.168063	-0.74%	1,884
2013	12.760502	13.266866	3.97%	1,884
2012	11.379525	12.760502	12.14%	1,884
2011	11.149869	11.379525	2.06%	1,884
2010	9.978355	11.149869	11.74%	1,884
2009	7.067396	9.978355	41.19%	1,884
2008	9.604171	7.067396	-26.41%	1,884
2007	9.528048	9.604171	0.80%	2,506
2006	8.726729	9.528048	9.18%	3,963
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.552134	13.214255	-2.49%	12,100
2014	13.049653	13.552134	3.85%	12,100
2013	13.544812	13.049653	-3.66%	9,510
2012	13.041358	13.544812	3.86%	9,697
2011	12.386820	13.041358	5.28%	9,439
2010	11.714253	12.386820	5.74%	11,976
2009	10.312555	11.714253	13.59%	12,116
2008	10.865053	10.312555	-5.09%	19,590
2007	10.618101	10.865053	2.33%	22,393
2006	10.366426	10.618101	2.43%	21,360
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.829512	15.311403	-3.27%	0
2014	15.179140	15.829512	4.28%	0
2013	11.360376	15.179140	33.61%	1,491
2012	10.081964	11.360376	12.68%	1,491
2011	11.498770	10.081964	-12.32%	1,840
2010	9.097945	11.498770	26.39%	2,346
2009	6.616903	9.097945	37.50%	2,085
2008	11.139451	6.616903	-40.60%	1,472
2007	9.823392	11.139451	13.40%	1,472
2006*	10.000000	9.823392	-1.77%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	12.902709	13.112691	1.63%	851
2014	14.306840	12.902709	-9.81%	851
2013	11.174489	14.306840	28.03%	851
2012	9.440539	11.174489	18.37%	851
2011	11.614303	9.440539	-18.72%	851
2010	10.467057	11.614303	10.96%	851
2009	8.430171	10.467057	24.16%	851
2008	15.293567	8.430171	-44.88%	851
2007	13.288820	15.293567	15.09%	851
2006	11.472699	13.288820	15.83%	2,393
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.157060	20.141517	-4.80%	0
2014	20.193454	21.157060	4.77%	0
2013	15.764033	20.193454	28.10%	0
2012	12.630580	15.764033	24.81%	0
2011	14.110221	12.630580	-10.49%	0
2010	11.362675	14.110221	24.18%	0
2009	7.351459	11.362675	54.56%	0
2008	15.333778	7.351459	-52.06%	0
2007	14.788293	15.333778	3.69%	0
2006	12.959498	14.788293	14.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.690328	13.408196	-8.73%	0
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	0
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	201
2007	11.082100	11.290361	1.88%	1,175
2006*	10.000000	11.082100	10.82%	81

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.796668	13.456924	-9.05%	0
2014	14.982387	14.796668	-1.24%	0
2013	11.198664	14.982387	33.79%	1,622
2012	9.633078	11.198664	16.25%	1,622
2011	10.192590	9.633078	-5.49%	1,441
2010	8.094732	10.192590	25.92%	2,622
2009	6.382308	8.094732	26.83%	2,724
2008	9.703244	6.382308	-34.23%	1,441
2007	10.123035	9.703244	-4.15%	1,441
2006*	10.000000	10.123035	1.23%	156
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.314957	7.354013	-21.05%	0
2014*	10.000000	9.314957	-6.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.628951	7.923415	-8.18%	0
2014*	10.000000	8.628951	-13.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.963480	9.362928	-6.03%	13,314
2014*	10.000000	9.963480	-0.37%	13,388
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.482122	16.954262	2.86%	0
2014	15.516740	16.482122	6.22%	0
2013	11.302953	15.516740	37.28%	0
2012	10.150694	11.302953	11.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.770565	13.663554	-0.78%	967
2014	13.021428	13.770565	5.75%	967
2013	9.706928	13.021428	34.15%	967
2012*	10.000000	9.706928	-2.93%	654
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.880030	24.192910	-10.00%	0
2014	28.894204	26.880030	-6.97%	0
2013	23.514093	28.894204	22.88%	0
2012	20.093013	23.514093	17.03%	0
2011	22.049524	20.093013	-8.87%	0
2010	20.660999	22.049524	6.72%	0
2009	16.825408	20.660999	22.80%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.752917	-2.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	13.917982	15.299000	9.92%	12,633
2014	13.066652	13.917982	6.52%	12,695
2013	10.166150	13.066652	28.53%	12,752
2012	8.358639	10.166150	21.62%	13,091
2011	9.146474	8.358639	-8.61%	15,104
2010	8.747266	9.146474	4.56%	15,185
2009	6.100431	8.747266	43.39%	15,642
2008	11.155504	6.100431	-45.31%	16,012
2007	8.314866	11.155504	34.16%	18,330
2006	7.759494	8.314866	7.16%	35,348
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.059545	7.254525	2.76%	2,350
2014	6.574390	7.059545	7.38%	2,548
2013	4.944817	6.574390	32.96%	2,757
2012	4.226345	4.944817	17.00%	3,003
2011	4.711594	4.226345	-10.30%	3,192
2010	3.856916	4.711594	22.16%	3,192
2009	2.503305	3.856916	54.07%	3,192
2008	4.550037	2.503305	-44.98%	3,192
2007	3.807684	4.550037	19.50%	3,192
2006	3.595815	3.807684	5.89%	5,980
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.666843	10.448028	-10.45%	11,747
2014	13.516487	11.666843	-13.68%	11,870
2013	12.044112	13.516487	12.22%	12,047
2012	10.837024	12.044112	11.14%	12,149
2011	16.309798	10.837024	-33.56%	10,206
2010	13.284886	16.309798	22.77%	12,044
2009	7.554689	13.284886	75.85%	12,484
2008	16.105099	7.554689	-53.09%	12,893
2007	12.812019	16.105099	25.70%	14,124
2006	8.897329	12.812019	44.00%	29,148
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.204048	23.137210	-4.41%	0
2014	21.412792	24.204048	13.04%	0
2013	16.481411	21.412792	29.92%	0
2012	13.943047	16.481411	18.21%	0
2011	13.897772	13.943047	0.33%	0
2010	11.463604	13.897772	21.23%	0
2009	9.213885	11.463604	24.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.421191	7.395992	-21.50%	0
2014*	10.000000	9.421191	-5.79%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.828312	20.262354	-2.72%	5,629
2014	19.246483	20.828312	8.22%	5,629
2013	14.454038	19.246483	33.16%	5,629
2012	12.702176	14.454038	13.79%	5,629
2011	12.995137	12.702176	-2.25%	5,629
2010	11.898593	12.995137	9.22%	5,629
2009	9.895116	11.898593	20.25%	0
2008	14.982427	9.895116	-33.96%	146
2007	14.181624	14.982427	5.65%	198
2006	11.983493	14.181624	18.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	550
2012	10.334130	11.764382	13.84%	550
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.146378	20.817866	-6.00%	1,499
2014	19.936841	22.146378	11.08%	1,501
2013	15.392176	19.936841	29.53%	2,741
2012	13.670505	15.392176	12.59%	2,757
2011	13.831129	13.670505	-1.16%	2,567
2010	12.413156	13.831129	11.42%	4,547
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.049200	13.932083	-0.83%	1,822
2014	13.626690	14.049200	3.10%	1,989
2013	11.255546	13.626690	21.07%	2,168
2012	9.905519	11.255546	13.63%	2,335
2011	9.993847	9.905519	-0.88%	2,499
2010	9.085128	9.993847	10.00%	2,696
2009	7.496405	9.085128	21.19%	2,696
2008	10.870847	7.496405	-31.04%	6,450
2007	10.430613	10.870847	4.22%	7,411
2006*	10.000000	10.430613	4.31%	5,106
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.274673	11.046140	-2.03%	864
2014	10.936849	11.274673	3.09%	864
2013	11.431553	10.936849	-4.33%	864
2012	11.090766	11.431553	3.07%	864
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	422
2009	9.318922	10.263054	10.13%	422
2008	10.529215	9.318922	-11.49%	1,218
2007	10.412741	10.529215	1.12%	2,482
2006*	10.000000	10.412741	4.13%	1,122

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.859628	15.546905	4.63%	560
2014	14.859259	14.859628	0.00%	560
2013	11.762560	14.859259	26.33%	743
2012	9.811580	11.762560	19.88%	906
2011	11.016702	9.811580	-10.94%	346
2010	10.079451	11.016702	9.30%	346
2009	7.248531	10.079451	39.06%	559
2008	12.029430	7.248531	-39.74%	246
2007	10.712318	12.029430	12.30%	777
2006*	10.000000	10.712318	7.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.209820	14.850890	4.51%	0
2014	13.390128	14.209820	6.12%	0
2013	10.520324	13.390128	27.28%	221
2012	9.125578	10.520324	15.28%	417
2011	9.749596	9.125578	-6.40%	417
2010	8.399928	9.749596	16.07%	417
2009	6.163543	8.399928	36.28%	674
2008	11.251384	6.163543	-45.22%	376
2007	10.240314	11.251384	9.87%	442
2006*	10.000000	10.240314	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	246
2012	7.981188	9.174469	14.95%	465
2011	8.313029	7.981188	-3.99%	465
2010	7.628096	8.313029	8.98%	465
2009	5.943759	7.628096	28.34%	751
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.747090	16.973208	-4.36%	8,677
2014	17.622945	17.747090	0.70%	9,051
2013	16.760602	17.622945	5.15%	7,613
2012	14.899655	16.760602	12.49%	8,317
2011	14.614184	14.899655	1.95%	8,741
2010	13.151905	14.614184	11.12%	8,741
2009	9.173240	13.151905	43.37%	8,791
2008	12.972417	9.173240	-29.29%	10,650
2007	12.809951	12.972417	1.27%	10,703
2006	11.793567	12.809951	8.62%	13,907

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	14.132783	13.004154	-7.99%	502
2014	13.183176	14.132783	7.20%	502
2013	9.897285	13.183176	33.20%	502
2012	8.508124	9.897285	16.33%	502
2011	8.870012	8.508124	-4.08%	502
2010	7.801926	8.870012	13.69%	502
2009	6.180472	7.801926	26.24%	502
2008	9.989081	6.180472	-38.13%	502
2007	10.403832	9.989081	-3.99%	502
2006	9.140181	10.403832	13.83%	628
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.143840	-8.56%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.341892	-6.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.864322	12.496354	-2.86%	856
2014	12.289112	12.864322	4.68%	1,044
2013	8.701337	12.289112	41.23%	1,044
2012	7.577427	8.701337	14.83%	1,044
2011	8.730443	7.577427	-13.21%	1,052
2010	7.690153	8.730443	13.53%	1,670
2009	5.119697	7.690153	50.21%	1,788
2008*	10.000000	5.119697	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.741837	14.429596	-2.12%	0
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.145417	11.840894	-2.51%	0
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	1,183
2012	11.551242	12.222319	5.81%	1,183
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.767912	16.306755	-17.51%	202
2014	21.303428	19.767912	-7.21%	171
2013	21.533383	21.303428	-1.07%	0
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
2009	13.413179	21.511405	60.38%	0
2008	32.340229	13.413179	-58.52%	0
2007	22.623937	32.340229	42.95%	0
2006	16.850212	22.623937	34.26%	3,481

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.364519	15.071537	-1.91%	6,672
2014	14.962495	15.364519	2.69%	6,743
2013	15.880835	14.962495	-5.78%	6,801
2012	15.692945	15.880835	1.20%	7,223
2011	14.898852	15.692945	5.33%	7,951
2010	14.479540	14.898852	2.90%	12,276
2009	14.358898	14.479540	0.84%	12,447
2008	13.574184	14.358898	5.78%	12,694
2007	12.900827	13.574184	5.22%	12,743
2006	12.711905	12.900827	1.49%	14,211
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.788550	12.174390	-4.80%	2,381
2014	13.081647	12.788550	-2.24%	2,551
2013	11.305310	13.081647	15.71%	2,121
2012	9.958646	11.305310	13.52%	2,333
2011	11.238291	9.958646	-11.39%	2,496
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	120
2006*	10.000000	10.831580	8.32%	125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.134824	17.630621	-2.78%	0
2014	17.590296	18.134824	3.10%	0
2013	14.076979	17.590296	24.96%	0
2012	12.368585	14.076979	13.81%	6,481
2011	13.110280	12.368585	-5.66%	6,481
2010	11.646645	13.110280	12.57%	6,481
2009	9.323591	11.646645	24.92%	6,481
2008	15.033743	9.323591	-37.98%	6,481
2007	14.449858	15.033743	4.04%	5,696
2006	12.590217	14.449858	14.77%	5,696

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.274683	13.070247	-1.54%	12,577
2014	13.011797	13.274683	2.02%	1,523
2013	12.639579	13.011797	2.94%	1,523
2012	12.238415	12.639579	3.28%	1,523
2011	12.107364	12.238415	1.08%	1,692
2010	11.643153	12.107364	3.99%	1,702
2009	10.869146	11.643153	7.12%	1,712
2008	11.777759	10.869146	-7.71%	1,722
2007	11.382309	11.777759	3.47%	10,067
2006	10.917407	11.382309	4.26%	1,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.242561	15.896802	-2.13%	70,078
2014	15.725522	16.242561	3.29%	87,858
2013	13.730648	15.725522	14.53%	90,865
2012	12.618607	13.730648	8.81%	93,660
2011	12.854611	12.618607	-1.84%	97,080
2010	11.802072	12.854611	8.92%	104,957
2009	10.088008	11.802072	16.99%	117,340
2008	13.375677	10.088008	-24.58%	122,365
2007	12.892538	13.375677	3.75%	158,083
2006	11.789697	12.892538	9.35%	74,448

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.482120	17.042137	-2.52%	15,934
2014	16.961757	17.482120	3.07%	20,241
2013	14.114159	16.961757	20.18%	20,480
2012	12.634880	14.114159	11.71%	20,769
2011	13.145555	12.634880	-3.88%	25,001
2010	11.863738	13.145555	10.80%	29,155
2009	9.712156	11.863738	22.15%	30,217
2008	14.415677	9.712156	-32.63%	53,027
2007	13.830716	14.415677	4.23%	50,159
2006	12.295645	13.830716	12.48%	44,271
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.014196	14.739432	-1.83%	12,447
2014	14.597561	15.014196	2.85%	12,674
2013	13.453194	14.597561	8.51%	12,893
2012	12.680847	13.453194	6.09%	14,681
2011	12.651820	12.680847	0.23%	16,955
2010	11.872501	12.651820	6.56%	19,317
2009	10.553393	11.872501	12.50%	11,881
2008	12.650005	10.553393	-16.57%	11,900
2007	12.170043	12.650005	3.94%	12,180
2006	11.429780	12.170043	6.48%	33,537
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.124173	22.832449	3.20%	21,392
2014	20.707487	22.124173	6.84%	21,894
2013	15.425288	20.707487	34.24%	28,590
2012	13.235540	15.425288	16.54%	28,967
2011	13.785567	13.235540	-3.99%	31,322
2010	12.902691	13.785567	6.84%	35,532
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.658076	30.300353	-4.29%	3,742
2014	29.462863	31.658076	7.45%	3,742
2013	22.550232	29.462863	30.65%	3,742
2012	19.548751	22.550232	15.35%	3,742
2011	20.426087	19.548751	-4.30%	3,742
2010	16.481668	20.426087	23.93%	3,742
2009	12.272830	16.481668	34.29%	3,742
2008	19.670901	12.272830	-37.61%	3,886
2007	18.625430	19.670901	5.61%	3,864
2006	17.259099	18.625430	7.92%	5,044

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.060828	9.879737	-1.80%	13,651
2014	10.245240	10.060828	-1.80%	16,100
2013	10.433032	10.245240	-1.80%	20,437
2012	10.624795	10.433032	-1.80%	23,896
2011	10.819000	10.624795	-1.80%	26,378
2010	11.017294	10.819000	-1.80%	38,938
2009	11.214533	11.017294	-1.76%	46,504
2008	11.190282	11.214533	0.22%	79,178
2007	10.875311	11.190282	2.90%	57,729
2006	10.594160	10.875311	2.65%	27,926
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	16.474333	15.710186	-4.64%	4,901
2014	16.149129	16.474333	2.01%	5,146
2013	16.632177	16.149129	-2.90%	6,376
2012	15.089351	16.632177	10.22%	5,779
2011	14.557591	15.089351	3.65%	5,917
2010	13.405083	14.557591	8.60%	6,245
2009	10.975002	13.405083	22.14%	6,219
2008	13.512748	10.975002	-18.78%	6,303
2007	13.153432	13.512748	2.73%	7,462
2006	12.775749	13.153432	2.96%	5,517
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.656942	17.253867	-2.28%	4,933
2014	18.163761	17.656942	-2.79%	5,540
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.995185	8.381018	-6.83%	5,352
2014*	10.000000	8.995185	-10.05%	6,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.209290	14.432734	1.57%	6,831
2014	13.102383	14.209290	8.45%	7,132
2013	9.902284	13.102383	32.32%	7,173
2012	8.666770	9.902284	14.26%	7,224
2011	9.089459	8.666770	-4.65%	7,216
2010	8.013096	9.089459	13.43%	7,759
2009	6.287665	8.013096	27.44%	5,570
2008*	10.000000	6.287665	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.042381	15.257158	-4.89%	427
2014	14.781686	16.042381	8.53%	427
2013	11.113877	14.781686	33.00%	427
2012	9.607030	11.113877	15.68%	427
2011	10.388474	9.607030	-7.52%	427
2010*	10.000000	10.388474	3.88%	863

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.266888	13.984134	-1.98%	307
2014	13.964947	14.266888	2.16%	477
2013	10.234825	13.964947	36.45%	477
2012	9.070938	10.234825	12.83%	477
2011	9.644813	9.070938	-5.95%	477
2010	7.744457	9.644813	24.54%	477
2009	6.203827	7.744457	24.83%	477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.017936	13.718002	-2.14%	237
2014	13.762966	14.017936	1.85%	237
2013	10.111494	13.762966	36.11%	237
2012	8.981908	10.111494	12.58%	237
2011	9.572291	8.981908	-6.17%	390
2010	7.707532	9.572291	24.19%	1,131
2009	6.194427	7.707532	24.43%	1,140
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.861109	16.079785	-4.63%	1,974
2014	14.672824	16.861109	14.91%	1,991
2013	11.012612	14.672824	33.24%	2,007
2012	9.639322	11.012612	14.25%	2,007
2011	10.048939	9.639322	-4.08%	2,007
2010	8.553700	10.048939	17.48%	2,007
2009	6.676263	8.553700	28.12%	2,023
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	20.539213	20.321980	-1.06%	7,148
2014	20.343749	20.539213	0.96%	7,329
2013	14.357465	20.343749	41.69%	8,528
2012	12.889228	14.357465	11.39%	8,565
2011	13.210669	12.889228	-2.43%	7,125
2010	10.723635	13.210669	23.19%	7,142
2009	8.567481	10.723635	25.17%	7,173
2008	16.283784	8.567481	-47.39%	7,302
2007	15.110570	16.283784	7.76%	8,973
2006	14.908742	15.110570	1.35%	9,775

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	35.675579	32.923425	-7.71%	2,488
2014	33.945800	35.675579	5.10%	2,812
2013	24.620722	33.945800	37.87%	2,813
2012	20.816920	24.620722	18.27%	3,013
2011	22.330013	20.816920	-6.78%	3,175
2010	17.960595	22.330013	24.33%	3,190
2009	14.491008	17.960595	23.94%	4,224
2008	21.750368	14.491008	-33.38%	4,324
2007	23.791636	21.750368	-8.58%	5,773
2006	20.654581	23.791636	15.19%	8,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	31.485736	30.413340	-3.41%	4,390
2014	31.803674	31.485736	-1.00%	4,460
2013	22.984150	31.803674	38.37%	4,429
2012	20.264830	22.984150	13.42%	4,540
2011	21.850232	20.264830	-7.26%	5,294
2010	17.754900	21.850232	23.07%	5,302
2009	13.422488	17.754900	32.28%	5,506
2008	22.114229	13.422488	-39.30%	5,589
2007	22.051693	22.114229	0.28%	8,425
2006	20.042046	22.051693	10.03%	8,517
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.951298	13.828315	-0.88%	2,002
2014	12.668118	13.951298	10.13%	2,083
2013	9.839840	12.668118	28.74%	2,155
2012	8.773510	9.839840	12.15%	2,155
2011	8.886996	8.773510	-1.28%	2,155
2010	7.976905	8.886996	11.41%	2,155
2009	6.441991	7.976905	23.83%	2,229
2008	11.224821	6.441991	-42.61%	2,229
2007	10.567157	11.224821	6.22%	3,579
2006	9.469764	10.567157	11.59%	6,252
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.953774	12.968478	-7.06%	10,152
2014	11.024868	13.953774	26.57%	10,546
2013	10.895179	11.024868	1.19%	11,481
2012	9.582558	10.895179	13.70%	11,481
2011	9.162198	9.582558	4.59%	11,897
2010	7.166841	9.162198	27.84%	13,587
2009	5.578250	7.166841	28.48%	18,895
2008*	10.000000	5.578250	-44.22%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.946640	12.833474	-0.87%	0
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.572596	-4.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.004430	9.842388	-1.62%	0
2014	10.126042	10.004430	-1.20%	0
2013	10.248431	10.126042	-1.19%	0
2012	9.977287	10.248431	2.72%	0
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	0
2009	8.804455	9.798254	11.29%	0
2008	10.356657	8.804455	-14.99%	0
2007	10.067167	10.356657	2.88%	0
2006	9.837808	10.067167	2.33%	4,479
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.589512	19.147704	-2.26%	0
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
2007	13.179347	13.926091	5.67%	0
2006	11.802919	13.179347	11.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	14.528129	15.209092	4.69%	1,382
2014	13.985507	14.528129	3.88%	1,478
2013	10.473063	13.985507	33.54%	1,579
2012	9.159084	10.473063	14.35%	1,699
2011	9.225538	9.159084	-0.72%	1,405
2010	7.370223	9.225538	25.17%	2,150
2009	5.659790	7.370223	30.22%	2,150
2008	11.316465	5.659790	-49.99%	2,150
2007	10.838690	11.316465	4.41%	3,319
2006	10.720007	10.838690	1.11%	6,491
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.237286	17.594608	2.07%	18,539
2014	17.159915	17.237286	0.45%	18,680
2013	13.726126	17.159915	25.02%	15,959
2012	11.527041	13.726126	19.08%	15,959
2011	12.799061	11.527041	-9.94%	18,036
2010	11.239137	12.799061	13.88%	18,165
2009	8.188452	11.239137	37.26%	18,391
2008	13.941855	8.188452	-41.27%	18,513
2007	13.354899	13.941855	4.40%	19,309
2006	11.554717	13.354899	15.58%	39,581
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.048715	9.644758	-4.02%	0
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	15.065425	15.286640	1.47%	7,558
2014	13.858265	15.065425	8.71%	8,094
2013	10.709396	13.858265	29.40%	8,345
2012	9.331727	10.709396	14.76%	10,271
2011	9.503789	9.331727	-1.81%	12,318
2010	8.335233	9.503789	14.02%	12,442
2009	6.616510	8.335233	25.98%	14,397
2008	10.950812	6.616510	-39.58%	14,637
2007	10.680162	10.950812	2.53%	16,098
2006	9.454762	10.680162	12.96%	33,490

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.331712	15.091604	-7.59%	0
2014	14.857979	16.331712	9.92%	0
2013	10.729376	14.857979	38.48%	0
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	1,209
2009	5.906497	7.957552	34.73%	1,344
2008	9.674984	5.906497	-38.95%	0
2007	9.973994	9.674984	-3.00%	128
2006*	10.000000	9.973994	-0.26%	135
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.667911	9.269333	-4.12%	0
2014*	10.000000	9.667911	-3.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.254659	11.075154	-1.59%	15,764
2014	11.375834	11.254659	-1.07%	15,604
2013	11.611314	11.375834	-2.03%	15,446
2012	11.181746	11.611314	3.84%	15,288
2011	11.272539	11.181746	-0.81%	15,131
2010	10.913226	11.272539	3.29%	21,006
2009*	10.000000	10.913226	9.13%	6,868
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.912004	30.827671	10.45%	639
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.405411	12.102776	-2.44%	0
2014	11.712740	12.405411	5.91%	0
2013	11.965367	11.712740	-2.11%	0
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	968
2010	10.199504	10.731570	5.22%	968
2009	9.472787	10.199504	7.67%	968
2008	10.742730	9.472787	-11.82%	968
2007	10.374930	10.742730	3.55%	968
2006*	10.000000	10.374930	3.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	30.702838	29.813745	-2.90%	0
2014	30.376377	30.702838	1.07%	0
2013	33.899440	30.376377	-10.39%	0
2012	29.265733	33.899440	15.83%	0
2011	27.842587	29.265733	5.11%	0
2010	25.835133	27.842587	7.77%	0
2009	20.204745	25.835133	27.87%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.197927	-18.02%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	33.132693	27.983376	-15.54%	1,468
2014	33.880726	33.132693	-2.21%	1,454
2013	30.799519	33.880726	10.00%	1,425
2012	24.162755	30.799519	27.47%	1,379
2011	33.133041	24.162755	-27.07%	182
2010	26.600130	33.133041	24.56%	182
2009	12.706367	26.600130	109.34%	1,153
2008	36.740680	12.706367	-65.42%	1,153
2007	27.189894	36.740680	35.13%	1,153
2006	19.848229	27.189894	36.99%	1,153
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	30.810932	20.135828	-34.65%	2,043
2014	38.785938	30.810932	-20.56%	2,346
2013	35.732822	38.785938	8.54%	2,924
2012	35.197643	35.732822	1.52%	3,649
2011	42.899206	35.197643	-17.95%	0
2010	33.802479	42.899206	26.91%	0
2009	21.850504	33.802479	54.70%	0
2008	41.303184	21.850504	-47.10%	0
2007	28.938622	41.303184	42.73%	0
2006	23.670159	28.938622	22.26%	228

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.906072	21.845314	-4.63%	0
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	0
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.725425	23.811725	-7.44%	0
2014	24.058080	25.725425	6.93%	0
2013	17.808888	24.058080	35.09%	0
2012	15.316504	17.808888	16.27%	0
2011	17.077086	15.316504	-10.31%	0
2010	13.744163	17.077086	24.25%	0
2009	9.815977	13.744163	40.02%	0
2008	15.565714	9.815977	-36.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.837053	12.288568	-4.27%	5,561
2014	12.661225	12.837053	1.39%	5,790
2013	14.095090	12.661225	-10.17%	5,810
2012	13.373645	14.095090	5.39%	5,810
2011	12.192913	13.373645	9.68%	5,702
2010	11.817719	12.192913	3.17%	5,332
2009	10.924545	11.817719	8.18%	0
2008	11.310137	10.924545	-3.41%	0
2007	10.525212	11.310137	7.46%	0
2006	10.555501	10.525212	-0.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	15.496783	14.355163	-7.37%	0
2014	14.034102	15.496783	10.42%	0
2013	10.527407	14.034102	33.31%	0
2012	9.347985	10.527407	12.62%	670
2011	9.236366	9.347985	1.21%	1,735
2010	8.244060	9.236366	12.04%	1,757
2009	7.112360	8.244060	15.91%	5,045
2008	11.078262	7.112360	-35.80%	6,939
2007	11.295856	11.078262	-1.93%	7,932
2006	9.828663	11.295856	14.93%	8,128
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	19.013554	18.394396	-3.26%	116
2014	16.639213	19.013554	14.27%	122
2013	13.028959	16.639213	27.71%	128
2012	11.411788	13.028959	14.17%	133
2011	11.707662	11.411788	-2.53%	139
2010	10.002340	11.707662	17.05%	145
2009	7.842445	10.002340	27.54%	151
2008	10.562111	7.842445	-25.75%	156
2007	11.016278	10.562111	-4.12%	167
2006*	10.000000	11.016278	10.16%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.758916	-2.41%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.203622	22.243780	-4.14%	0
2014	22.489210	23.203622	3.18%	0
2013	16.283173	22.489210	38.11%	0
2012	14.334303	16.283173	13.60%	0
2011	14.522217	14.334303	-1.29%	0
2010	11.758756	14.522217	23.50%	0
2009	9.582316	11.758756	22.71%	765
2008	14.132023	9.582316	-32.19%	792
2007	14.494829	14.132023	-2.50%	735
2006	12.907223	14.494829	12.30%	897
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	12.411916	11.793089	-4.99%	545
2014	11.146357	12.411916	11.35%	545
2013	8.453173	11.146357	31.86%	545
2012	7.691798	8.453173	9.90%	545
2011	7.766478	7.691798	-0.96%	545
2010	6.891696	7.766478	12.69%	545
2009	5.249563	6.891696	31.28%	545
2008	8.156561	5.249563	-35.64%	545
2007	7.710805	8.156561	5.78%	545
2006	7.193852	7.710805	7.19%	774

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	14.670134	14.558144	-0.76%	1,118
2014	13.177607	14.670134	11.33%	1,118
2013	10.168970	13.177607	29.59%	1,118
2012	8.952189	10.168970	13.59%	1,118
2011	8.952472	8.952189	0.00%	5,701
2010	7.942550	8.952472	12.72%	5,758
2009	6.405432	7.942550	24.00%	6,168
2008	10.382725	6.405432	-38.31%	7,669
2007	10.051278	10.382725	3.30%	9,512
2006	8.866104	10.051278	13.37%	54,069
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	15.007364	14.366110	-4.27%	0
2014	14.145611	15.007364	6.09%	0
2013	11.900685	14.145611	18.86%	0
2012	10.980229	11.900685	8.38%	0
2011	10.261897	10.980229	7.00%	0
2010	9.066422	10.261897	13.19%	0
2009	7.537015	9.066422	20.29%	67
2008	10.900493	7.537015	-30.86%	67
2007	10.367598	10.900493	5.14%	759
2006	9.068240	10.367598	14.33%	904
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.874827	9.595982	-2.82%	0
2014*	10.000000	9.874827	-1.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	16.512067	16.167117	-2.09%	1,654
2014	16.208473	16.512067	1.87%	1,680
2013	16.344825	16.208473	-0.83%	1,691
2012	15.178046	16.344825	7.69%	1,648
2011	15.119760	15.178046	0.39%	1,659
2010	14.197285	15.119760	6.50%	13,988
2009	12.010447	14.197285	18.21%	17,988
2008	13.198743	12.010447	-9.00%	20,032
2007	12.761809	13.198743	3.42%	23,334
2006	12.483117	12.761809	2.23%	25,991
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.541439	13.249456	-2.16%	0
2014	13.221607	13.541439	2.42%	0
2013	11.879759	13.221607	11.30%	0
2012	10.837763	11.879759	9.61%	0
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
2009	8.212187	10.007057	21.86%	0
2008	11.167536	8.212187	-26.46%	0
2007	10.473636	11.167536	6.63%	0
2006*	10.000000	10.473636	4.74%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.417766	13.121255	-2.21%	0
2014	13.061459	13.417766	2.73%	0
2013	11.476534	13.061459	13.81%	0
2012	10.330906	11.476534	11.09%	0
2011	10.644945	10.330906	-2.95%	0
2010	9.470323	10.644945	12.40%	0
2009	7.492699	9.470323	26.39%	0
2008	11.345419	7.492699	-33.96%	0
2007	10.493549	11.345419	8.12%	0
2006*	10.000000	10.493549	4.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.605432	13.308856	-2.18%	0
2014	13.219249	13.605432	2.92%	0
2013	11.085319	13.219249	19.25%	0
2012	9.780500	11.085319	13.34%	0
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
2009	6.973800	8.994380	28.97%	0
2008	11.474582	6.973800	-39.22%	0
2007	10.513625	11.474582	9.14%	0
2006*	10.000000	10.513625	5.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.100423	7.856268	-22.22%	1,627
2014	11.797012	10.100423	-14.38%	1,627
2013	9.681615	11.797012	21.85%	1,627
2012	9.418631	9.681615	2.79%	1,627
2011	10.122138	9.418631	-6.95%	1,627
2010	8.654783	10.122138	16.95%	2,045
2009	5.975291	8.654783	44.84%	3,345
2008	13.352825	5.975291	-55.25%	2,927
2007	9.341954	13.352825	42.93%	3,164
2006*	10.000000	9.341954	-6.58%	1,627
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	15.789188	14.863433	-5.86%	1,483
2014	14.806522	15.789188	6.64%	1,509
2013	11.784411	14.806522	25.64%	1,602
2012	10.245970	11.784411	15.02%	2,206
2011	10.349822	10.245970	-1.00%	2,228
2010	9.162336	10.349822	12.96%	1,946
2009	7.179087	9.162336	27.63%	2,625
2008	12.766716	7.179087	-43.77%	6,239
2007	12.826841	12.766716	-0.47%	10,808
2006	10.882666	12.826841	17.86%	20,478

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.582804	14.271751	5.07%	773
2014	12.446301	13.582804	9.13%	773
2013	9.310151	12.446301	33.69%	773
2012	8.281449	9.310151	12.42%	2,756
2011	8.425317	8.281449	-1.71%	7,655
2010	6.919392	8.425317	21.76%	7,683
2009	5.501308	6.919392	25.78%	8,423
2008	10.622879	5.501308	-48.21%	9,643
2007	8.531643	10.622879	24.51%	9,330
2006	8.143786	8.531643	4.76%	10,287
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	13.063459	12.340197	-5.54%	461
2014	13.168178	13.063459	-0.80%	0
2013	12.672034	13.168178	3.92%	0
2012	11.306392	12.672034	12.08%	0
2011	11.083838	11.306392	2.01%	0
2010	9.924303	11.083838	11.68%	0
2009	7.032682	9.924303	41.12%	0
2008	9.561872	7.032682	-26.45%	0
2007	9.490940	9.561872	0.75%	198
2006	8.697158	9.490940	9.13%	864
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.471882	13.129314	-2.54%	682
2014	12.978996	13.471882	3.80%	682
2013	13.478330	12.978996	-3.70%	497
2012	12.983968	13.478330	3.81%	497
2011	12.338579	12.983968	5.23%	383
2010	11.674567	12.338579	5.69%	748
2009	10.282839	11.674567	13.53%	748
2008	10.839265	10.282839	-5.13%	0
2007	10.598317	10.839265	2.27%	0
2006	10.352376	10.598317	2.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.759762	15.236180	-3.32%	0
2014	15.119952	15.759762	4.23%	0
2013	11.321841	15.119952	33.55%	0
2012	10.052896	11.321841	12.62%	0
2011	11.471455	10.052896	-12.37%	0
2010	9.080948	11.471455	26.32%	0
2009	6.607911	9.080948	37.43%	4,221
2008	11.129989	6.607911	-40.63%	4,221
2007	9.820078	11.129989	13.34%	2,169
2006*	10.000000	9.820078	-1.80%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	12.800182	13.001866	1.58%	229
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	0
2010	10.410369	11.545522	10.90%	0
2009	8.388788	10.410369	24.10%	0
2008	15.226259	8.388788	-44.91%	0
2007	13.237106	15.226259	15.03%	0
2006	11.433861	13.237106	15.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	21.021082	20.001867	-4.85%	143
2014	20.073901	21.021082	4.72%	156
2013	15.678678	20.073901	28.03%	172
2012	12.568597	15.678678	24.74%	717
2011	14.048115	12.568597	-10.53%	746
2010	11.318404	14.048115	24.12%	770
2009	7.326550	11.318404	54.48%	800
2008	15.289625	7.326550	-52.08%	852
2007	14.753265	15.289625	3.64%	758
2006	12.935368	14.753265	14.05%	891
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.625625	13.342350	-8.77%	3,158
2014	14.243831	14.625625	2.68%	3,158
2013	12.736606	14.243831	11.83%	3,158
2012	11.519704	12.736606	10.56%	3,158
2011	11.463051	11.519704	0.49%	3,158
2010	10.365402	11.463051	10.59%	3,719
2009	7.788371	10.365402	33.09%	3,719
2008	11.280782	7.788371	-30.96%	3,879
2007	11.078363	11.280782	1.83%	27,720
2006*	10.000000	11.078363	10.78%	3,589

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.731542	13.390873	-9.10%	336
2014	14.924048	14.731542	-1.29%	355
2013	11.160735	14.924048	33.72%	372
2012	9.605346	11.160735	16.19%	387
2011	10.168416	9.605346	-5.54%	403
2010	8.079637	10.168416	25.85%	423
2009	6.373639	8.079637	26.77%	440
2008	9.695006	6.373639	-34.26%	454
2007	10.119630	9.695006	-4.20%	487
2006*	10.000000	10.119630	1.20%	2,700
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.626000	7.916666	-8.22%	0
2014*	10.000000	8.626000	-13.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.960078	9.354953	-6.08%	4,209
2014*	10.000000	9.960078	-0.40%	4,227
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.376133	16.836647	2.81%	0
2014	15.424805	16.376133	6.17%	0
2013	11.241710	15.424805	37.21%	0
2012	10.100863	11.241710	11.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.688023	24.007861	-10.04%	1,087
2014	28.702426	26.688023	-7.02%	1,087
2013	23.369911	28.702426	22.82%	1,087
2012	19.980000	23.369911	16.97%	1,087
2011	21.936664	19.980000	-8.92%	1,087
2010	20.565724	21.936664	6.67%	2,314
2009	16.756337	20.565724	22.73%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.749595	-2.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	13.812586	15.175416	9.87%	959
2014	12.974302	13.812586	6.46%	959
2013	10.099435	12.974302	28.47%	959
2012	8.308016	10.099435	21.56%	959
2011	9.095713	8.308016	-8.66%	959
2010	8.703155	9.095713	4.51%	959
2009	6.072758	8.703155	43.31%	959
2008	11.110577	6.072758	-45.34%	2,616
2007	8.285621	11.110577	34.09%	5,944
2006	7.736129	8.285621	7.10%	6,657
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.006116	7.195963	2.71%	0
2014	6.527954	7.006116	7.32%	0
2013	4.912389	6.527954	32.89%	0
2012	4.200773	4.912389	16.94%	0
2011	4.685473	4.200773	-10.34%	0
2010	3.837489	4.685473	22.10%	0
2009	2.491965	3.837489	53.99%	0
2008	4.531733	2.491965	-45.01%	0
2007	3.794312	4.531733	19.43%	0
2006	3.584998	3.794312	5.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.578459	10.363593	-10.49%	0
2014	13.420933	11.578459	-13.73%	0
2013	11.965049	13.420933	12.17%	0
2012	10.771388	11.965049	11.08%	0
2011	16.219259	10.771388	-33.59%	0
2010	13.217861	16.219259	22.71%	0
2009	7.520395	13.217861	75.76%	0
2008	16.040187	7.520395	-53.12%	0
2007	12.766913	16.040187	25.64%	0
2006	8.870508	12.766913	43.93%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	24.073026	23.000241	-4.46%	0
2014	21.307727	24.073026	12.98%	0
2013	16.408890	21.307727	29.85%	0
2012	13.888783	16.408890	18.14%	0
2011	13.850731	13.888783	0.27%	0
2010	11.430608	13.850731	21.17%	0
2009	9.192039	11.430608	24.35%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.417985	7.389700	-21.54%	0
2014*	10.000000	9.417985	-5.82%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.694390	20.121817	-2.77%	0
2014	19.132465	20.694390	8.16%	0
2013	14.375720	19.132465	33.09%	0
2012	12.639802	14.375720	13.73%	0
2011	12.937903	12.639802	-2.30%	0
2010	11.852225	12.937903	9.16%	0
2009	9.861580	11.852225	20.19%	0
2008	14.939269	9.861580	-33.99%	0
2007	14.148020	14.939269	5.59%	0
2006	11.961171	14.148020	18.28%	273
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.082572	20.747316	-6.05%	2,071
2014	19.889536	22.082572	11.03%	2,317
2013	15.363466	19.889536	29.46%	2,499
2012	13.651975	15.363466	12.54%	4,926
2011	13.819402	13.651975	-1.21%	5,012
2010	12.408940	13.819402	11.37%	5,126
2009*	10.000000	12.408940	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.987301	13.863636	-0.88%	3,829
2014	13.573557	13.987301	3.05%	3,829
2013	11.217368	13.573557	21.00%	3,829
2012	9.876964	11.217368	13.57%	3,829
2011	9.970101	9.876964	-0.93%	3,829
2010	9.068158	9.970101	9.95%	3,829
2009	7.486222	9.068158	21.13%	3,829
2008	10.861614	7.486222	-31.08%	3,829
2007	10.427094	10.861614	4.17%	3,829
2006*	10.000000	10.427094	4.27%	3,829
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
2010	10.243901	10.656705	4.03%	0
2009	9.306266	10.243901	10.08%	2,788
2008	10.520262	9.306266	-11.54%	2,788
2007	10.409221	10.520262	1.07%	2,767
2006*	10.000000	10.409221	4.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.794166	15.470543	4.57%	204
2014	14.801329	14.794166	-0.05%	204
2013	11.722659	14.801329	26.26%	236
2012	9.783291	11.722659	19.82%	236
2011	10.990536	9.783291	-10.98%	372
2010	10.060622	10.990536	9.24%	233
2009	7.238672	10.060622	38.98%	3,801
2008	12.019214	7.238672	-39.77%	4,041
2007	10.708700	12.019214	12.24%	7,674
2006*	10.000000	10.708700	7.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.147165	14.777877	4.46%	220
2014	13.337885	14.147165	6.07%	220
2013	10.484616	13.337885	27.21%	258
2012	9.099247	10.484616	15.23%	258
2011	9.726409	9.099247	-6.45%	406
2010	8.384221	9.726409	16.01%	278
2009	6.155155	8.384221	36.21%	278
2008	11.241811	6.155155	-45.25%	486
2007	10.236847	11.241811	9.82%	3,623
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.606123	16.829810	-4.41%	0
2014	17.491867	17.606123	0.65%	0
2013	16.644411	17.491867	5.09%	0
2012	14.803919	16.644411	12.43%	0
2011	14.527662	14.803919	1.90%	0
2010	13.080698	14.527662	11.06%	0
2009	9.128208	13.080698	43.30%	0
2008	12.915318	9.128208	-29.32%	0
2007	12.760089	12.915318	1.22%	0
2006	11.753622	12.760089	8.56%	2,943

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	14.020503	12.894276	-8.03%	135
2014	13.085104	14.020503	7.15%	135
2013	9.828666	13.085104	33.13%	135
2012	8.453447	9.828666	16.27%	447
2011	8.817508	8.453447	-4.13%	474
2010	7.759693	8.817508	13.63%	510
2009	6.150147	7.759693	26.17%	543
2008	9.945144	6.150147	-38.16%	572
2007	10.363376	9.945144	-4.04%	1,543
2006	9.109262	10.363376	13.77%	3,737
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.140726	-8.59%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.338701	-6.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.820717	12.447652	-2.91%	232
2014	12.253691	12.820717	4.63%	254
2013	8.680666	12.253691	41.16%	280
2012	7.563278	8.680666	14.77%	358
2011	8.718588	7.563278	-13.25%	374
2010	7.683622	8.718588	13.47%	4,504
2009	5.117943	7.683622	50.13%	4,502
2008*	10.000000	5.117943	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.691880	14.373374	-2.17%	0
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.052135	11.703158	-2.90%	4,664
2014	11.797690	12.052135	2.16%	4,963
2013	10.805629	11.797690	9.18%	5,264
2012	10.004897	10.805629	8.00%	5,583
2011	10.220701	10.004897	-2.11%	5,926
2010	9.550512	10.220701	7.02%	6,279
2009	8.268590	9.550512	15.50%	6,648
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.104240	11.794737	-2.56%	0
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	0
2010	10.487319	11.019685	5.08%	0
2009	9.822155	10.487319	6.77%	0
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.625099	16.180702	-17.55%	0
2014	21.160299	19.625099	-7.26%	0
2013	21.399607	21.160299	-1.12%	0
2012	18.601181	21.399607	15.04%	0
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
2009	13.357013	21.410437	60.29%	0
2008	32.221287	13.357013	-58.55%	0
2007	22.552260	32.221287	42.87%	0
2006	16.805347	22.552260	34.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.242506	14.944246	-1.96%	538
2014	14.851229	15.242506	2.63%	567
2013	15.770768	14.851229	-5.83%	575
2012	15.592143	15.770768	1.15%	3,742
2011	14.810669	15.592143	5.28%	3,736
2010	14.401164	14.810669	2.84%	3,810
2009	14.288448	14.401164	0.79%	6,586
2008	13.514461	14.288448	5.73%	6,627
2007	12.850643	13.514461	5.17%	9,853
2006	12.668885	12.850643	1.43%	10,732
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.696139	12.080263	-4.85%	908
2014	12.993734	12.696139	-2.29%	908
2013	11.235046	12.993734	15.65%	908
2012	9.901805	11.235046	13.46%	908
2011	11.179837	9.901805	-11.43%	908
2010	10.054098	11.179837	11.20%	908
2009	7.896558	10.054098	27.32%	908
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	53
2007	10.827926	11.624236	7.35%	80
2006*	10.000000	10.827926	8.28%	2,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.015799	17.505989	-2.83%	0
2014	17.483752	18.015799	3.04%	0
2013	13.998845	17.483752	24.89%	0
2012	12.306217	13.998845	13.75%	0
2011	13.050802	12.306217	-5.71%	0
2010	11.599698	13.050802	12.51%	0
2009	9.290738	11.599698	24.85%	0
2008	14.988421	9.290738	-38.01%	0
2007	14.413675	14.988421	3.99%	0
2006	12.565069	14.413675	14.71%	4,781

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.187532	12.977826	-1.59%	21,054
2014	12.932959	13.187532	1.97%	21,054
2013	12.569404	12.932959	2.89%	21,054
2012	12.176685	12.569404	3.23%	21,054
2011	12.052405	12.176685	1.03%	21,054
2010	11.596203	12.052405	3.93%	21,054
2009	10.830834	11.596203	7.07%	0
2008	11.742210	10.830834	-7.76%	0
2007	11.353767	11.742210	3.42%	0
2006	10.895571	11.353767	4.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.135911	15.784385	-2.18%	12,664
2014	15.630225	16.135911	3.24%	14,194
2013	13.654392	15.630225	14.47%	14,595
2012	12.554929	13.654392	8.76%	17,549
2011	12.796237	12.554929	-1.89%	18,096
2010	11.754457	12.796237	8.86%	28,780
2009	10.052421	11.754457	16.93%	57,132
2008	13.335296	10.052421	-24.62%	53,707
2007	12.860200	13.335296	3.69%	56,836
2006	11.766108	12.860200	9.30%	94,013

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.367346	16.921615	-2.57%	9,677
2014	16.858995	17.367346	3.02%	10,196
2013	14.035792	16.858995	20.11%	10,739
2012	12.571133	14.035792	11.65%	11,254
2011	13.085892	12.571133	-3.93%	11,782
2010	11.815900	13.085892	10.75%	12,323
2009	9.677928	11.815900	22.09%	12,868
2008	14.372204	9.677928	-32.66%	1,768
2007	13.796078	14.372204	4.18%	1,768
2006	12.271079	13.796078	12.43%	4,752
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.915639	14.635220	-1.88%	0
2014	14.509121	14.915639	2.80%	0
2013	13.378504	14.509121	8.45%	0
2012	12.616886	13.378504	6.04%	195
2011	12.594391	12.616886	0.18%	212
2010	11.824637	12.594391	6.51%	234
2009	10.516187	11.824637	12.44%	3,449
2008	12.611838	10.516187	-16.62%	4,075
2007	12.139543	12.611838	3.89%	4,129
2006	11.406930	12.139543	6.42%	10,102
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	22.060434	22.755064	3.15%	1,044
2014	20.658344	22.060434	6.79%	1,261
2013	15.396513	20.658344	34.18%	1,417
2012	13.217593	15.396513	16.48%	2,898
2011	13.773876	13.217593	-4.04%	2,984
2010	12.898308	13.773876	6.79%	3,686
2009*	10.000000	12.898308	28.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.406493	30.044259	-4.34%	498
2014	29.243613	31.406493	7.40%	507
2013	22.393819	29.243613	30.59%	518
2012	19.423073	22.393819	15.29%	541
2011	20.305090	19.423073	-4.34%	550
2010	16.392374	20.305090	23.87%	577
2009	12.212552	16.392374	34.23%	826
2008	19.584281	12.212552	-37.64%	1,594
2007	18.552905	19.584281	5.56%	1,615
2006	17.200627	18.552905	7.86%	1,759

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.980850	9.796208	-1.85%	8,682
2014	10.168976	9.980850	-1.85%	9,672
2013	10.360648	10.168976	-1.85%	9,728
2012	10.556466	10.360648	-1.85%	9,772
2011	10.754882	10.556466	-1.84%	9,817
2010	10.957581	10.754882	-1.85%	10,328
2009	11.159434	10.957581	-1.81%	16,118
2008	11.140973	11.159434	0.17%	21,570
2007	10.832935	11.140973	2.84%	16,401
2006	10.558239	10.832935	2.60%	37,608
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	16.343473	15.577461	-4.69%	1,345
2014	16.029013	16.343473	1.96%	1,364
2013	16.516878	16.029013	-2.95%	1,377
2012	14.992391	16.516878	10.17%	2,230
2011	14.471390	14.992391	3.60%	2,265
2010	13.332495	14.471390	8.54%	4,425
2009	10.921131	13.332495	22.08%	4,459
2008	13.453279	10.921131	-18.82%	4,570
2007	13.102255	13.453279	2.68%	5,491
2006	12.732503	13.102255	2.90%	5,787
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.606067	17.195384	-2.33%	104
2014	18.120643	17.606067	-2.84%	110
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.992054	8.373834	-6.88%	4,591
2014*	10.000000	8.992054	-10.08%	4,724
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.161094	14.376460	1.52%	0
2014	13.064607	14.161094	8.39%	0
2013	9.878767	13.064607	32.25%	0
2012	8.650602	9.878767	14.20%	0
2011	9.077124	8.650602	-4.70%	0
2010	8.006277	9.077124	13.38%	3,810
2009	6.285521	8.006277	27.38%	1,149
2008*	10.000000	6.285521	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	16.004294	15.213174	-4.94%	0
2014	14.754093	16.004294	8.47%	0
2013	11.098782	14.754093	32.93%	0
2012	9.598871	11.098782	15.63%	319
2011	10.384932	9.598871	-7.57%	346
2010*	10.000000	10.384932	3.85%	382

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	0
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.218537	13.929642	-2.03%	425
2014	13.924717	14.218537	2.11%	425
2013	10.210533	13.924717	36.38%	425
2012	9.054024	10.210533	12.77%	1,041
2011	9.631726	9.054024	-6.00%	1,077
2010	7.737878	9.631726	24.48%	1,077
2009	6.201706	7.737878	24.77%	2,162
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	1,828
2011	9.559284	8.965139	-6.22%	1,871
2010	7.700979	9.559284	24.13%	3,473
2009	6.192315	7.700979	24.36%	3,473
2008*	10.000000	6.192315	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	1,368
2008*	10.000000	6.673995	-33.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	20.375993	20.150218	-1.11%	0
2014	20.192366	20.375993	0.91%	0
2013	14.257872	20.192366	41.62%	0
2012	12.806356	14.257872	11.33%	587
2011	13.132397	12.806356	-2.48%	621
2010	10.665525	13.132397	23.13%	1,148
2009	8.525395	10.665525	25.10%	1,148
2008	16.212076	8.525395	-47.41%	1,148
2007	15.051736	16.212076	7.71%	1,148
2006	14.858243	15.051736	1.30%	1,148

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	35.392084	32.645168	-7.76%	1,756
2014	33.693212	35.392084	5.04%	1,920
2013	24.449958	33.693212	37.80%	2,032
2012	20.683084	24.449958	18.21%	3,053
2011	22.197735	20.683084	-6.82%	3,095
2010	17.863279	22.197735	24.26%	6,634
2009	14.419833	17.863279	23.88%	6,772
2008	21.654604	14.419833	-33.41%	6,765
2007	23.699036	21.654604	-8.63%	7,710
2006	20.584636	23.699036	15.13%	8,053
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	31.235554	30.156313	-3.46%	812
2014	31.567044	31.235554	-1.05%	823
2013	22.824756	31.567044	38.30%	827
2012	20.134577	22.824756	13.36%	853
2011	21.720827	20.134577	-7.30%	862
2010	17.658727	21.720827	23.00%	883
2009	13.356587	17.658727	32.21%	897
2008	22.016885	13.356587	-39.33%	1,588
2007	21.965869	22.016885	0.23%	1,982
2006	19.974193	21.965869	9.97%	2,126
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.840457	13.711465	-0.93%	710
2014	12.573871	13.840457	10.07%	710
2013	9.771612	12.573871	28.68%	710
2012	8.717134	9.771612	12.10%	980
2011	8.834382	8.717134	-1.33%	3,422
2010	7.933721	8.834382	11.35%	3,463
2009	6.410373	7.933721	23.76%	4,920
2008	11.175436	6.410373	-42.64%	6,179
2007	10.526050	11.175436	6.17%	5,535
2006	9.437717	10.526050	11.53%	8,687
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.906405	12.917878	-7.11%	237
2014	10.993038	13.906405	26.50%	242
2013	10.869257	10.993038	1.14%	299
2012	9.564646	10.869257	13.64%	1,542
2011	9.149723	9.564646	4.53%	1,608
2010	7.160718	9.149723	27.78%	6,194
2009	5.576334	7.160718	28.41%	8,290
2008*	10.000000	5.576334	-44.24%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.571834	-4.28%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.945145	9.779096	-1.67%	0
2014	10.071161	9.945145	-1.25%	0
2013	10.198092	10.071161	-1.24%	0
2012	9.933359	10.198092	2.67%	0
2011	10.090938	9.933359	-1.56%	0
2010	9.765040	10.090938	3.34%	1,009
2009	8.779082	9.765040	11.23%	0
2008	10.332070	8.779082	-15.03%	0
2007	10.048400	10.332070	2.82%	542
2006	9.824455	10.048400	2.28%	125
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.483414	19.034305	-2.31%	0
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	0
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	14.412673	15.080545	4.63%	2,264
2014	13.881431	14.412673	3.83%	2,264
2013	10.400416	13.881431	33.47%	2,264
2012	9.100185	10.400416	14.29%	2,264
2011	9.170866	9.100185	-0.77%	2,264
2010	7.330271	9.170866	25.11%	3,506
2009	5.631981	7.330271	30.15%	4,792
2008	11.266638	5.631981	-50.01%	5,353
2007	10.796490	11.266638	4.35%	5,426
2006	10.683690	10.796490	1.06%	5,639
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	17.108964	17.454728	2.02%	1,465
2014	17.040846	17.108964	0.40%	1,806
2013	13.637817	17.040846	24.95%	1,511
2012	11.458730	13.637817	19.02%	1,539
2011	12.729684	11.458730	-9.98%	1,576
2010	11.183906	12.729684	13.82%	2,415
2009	8.152366	11.183906	37.19%	6,077
2008	13.887498	8.152366	-41.30%	6,130
2007	13.309652	13.887498	4.34%	7,302
2006	11.521429	13.309652	15.52%	15,208
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.037539	9.629128	-4.07%	0
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	14.945702	15.157439	1.42%	956
2014	13.755142	14.945702	8.66%	1,240
2013	10.635118	13.755142	29.34%	1,426
2012	9.271732	10.635118	14.70%	3,378
2011	9.447496	9.271732	-1.86%	3,544
2010	8.290075	9.447496	13.96%	5,840
2009	6.584027	8.290075	25.91%	5,922
2008	10.902611	6.584027	-39.61%	7,362
2007	10.638593	10.902611	2.48%	8,278
2006	9.422741	10.638593	12.90%	10,854

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.259765	15.017468	-7.64%	1,704
2014	14.800060	16.259765	9.86%	1,704
2013	10.692986	14.800060	38.41%	1,704
2012	9.234044	10.692986	15.80%	1,704
2011	9.620594	9.234044	-4.02%	1,704
2010	7.942690	9.620594	21.13%	1,704
2009	5.898466	7.942690	34.66%	3,668
2008	9.666773	5.898466	-38.98%	3,725
2007	9.970628	9.666773	-3.05%	4,258
2006*	10.000000	9.970628	-0.29%	3,751
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.664615	9.261460	-4.17%	0
2014*	10.000000	9.664615	-3.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
2010	10.909511	11.262962	3.24%	1,062
2009*	10.000000	10.909511	9.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.350762	12.043336	-2.49%	0
2014	11.667084	12.350762	5.86%	0
2013	11.924807	11.667084	-2.16%	0
2012	11.102058	11.924807	7.41%	0
2011	10.706097	11.102058	3.70%	0
2010	10.180472	10.706097	5.16%	0
2009	9.459930	10.180472	7.62%	0
2008	10.733610	9.459930	-11.87%	0
2007	10.371430	10.733610	3.49%	0
2006*	10.000000	10.371430	3.71%	513
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	30.458926	29.561829	-2.95%	0
2014	30.150427	30.458926	1.02%	0
2013	33.664437	30.150427	-10.44%	0
2012	29.077685	33.664437	15.77%	0
2011	27.677743	29.077685	5.06%	0
2010	25.695244	27.677743	7.72%	0
2009	20.105566	25.695244	27.80%	93
2008	24.092986	20.105566	-16.55%	93
2007	23.044253	24.092986	4.55%	93
2006	21.187577	23.044253	8.76%	93
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.195129	-18.05%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	32.869440	27.746889	-15.58%	0
2014	33.628661	32.869440	-2.26%	0
2013	30.585939	33.628661	9.95%	0
2012	24.007444	30.585939	27.40%	0
2011	32.936839	24.007444	-27.11%	0
2010	26.456045	32.936839	24.50%	0
2009	12.643966	26.456045	109.24%	0
2008	36.578958	12.643966	-65.43%	0
2007	27.084066	36.578958	35.06%	0
2006	19.781013	27.084066	36.92%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	30.566075	19.965612	-34.68%	876
2014	38.497347	30.566075	-20.60%	915
2013	35.485013	38.497347	8.49%	915
2012	34.971406	35.485013	1.47%	915
2011	42.645158	34.971406	-17.99%	0
2010	33.619407	42.645158	26.85%	0
2009	21.743234	33.619407	54.62%	0
2008	41.121430	21.743234	-47.12%	0
2007	28.826028	41.121430	42.65%	0
2006	23.590040	28.826028	22.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.230100	5.361384	-34.86%	261
2014	10.396890	8.230100	-20.84%	261
2013	9.604073	10.396890	8.26%	273
2012*	10.000000	9.604073	-3.96%	273
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.840053	21.771254	-4.68%	0
2014	23.715980	22.840053	-3.69%	0
2013	16.083743	23.715980	47.45%	0
2012	15.191876	16.083743	5.87%	0
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.559951	23.646493	-7.49%	0
2014	23.915510	25.559951	6.88%	0
2013	17.712370	23.915510	35.02%	0
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.760911	12.209454	-4.32%	0
2014	12.592545	12.760911	1.34%	0
2013	14.025791	12.592545	-10.22%	0
2012	13.314697	14.025791	5.34%	0
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
2009	10.893024	11.777617	8.12%	0
2008	11.283253	10.893024	-3.46%	0
2007	10.505573	11.283253	7.40%	0
2006	10.541159	10.505573	-0.34%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	15.373614	14.233807	-7.41%	0
2014	13.929660	15.373614	10.37%	0
2013	10.454381	13.929660	33.24%	0
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0
2009	7.077429	8.199389	15.85%	0
2008	11.029475	7.077429	-35.83%	0
2007	11.251879	11.029475	-1.98%	0
2006	9.795363	11.251879	14.87%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	18.929658	18.303899	-3.31%	0
2014	16.574236	18.929658	14.21%	0
2013	12.984697	16.574236	27.64%	0
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
2007	11.012546	10.553118	-4.17%	0
2006*	10.000000	11.012546	10.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.755586	-2.44%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	23.054315	22.089395	-4.19%	0
2014	22.355883	23.054315	3.12%	0
2013	16.194893	22.355883	38.04%	0
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
2009	9.549798	11.712890	22.65%	0
2008	14.091258	9.549798	-32.23%	0
2007	14.460436	14.091258	-2.55%	0
2006	12.883144	14.460436	12.24%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	12.313142	11.693279	-5.03%	0
2014	11.063304	12.313142	11.30%	0
2013	8.394461	11.063304	31.79%	0
2012	7.642268	8.394461	9.84%	0
2011	7.720390	7.642268	-1.01%	0
2010	6.854289	7.720390	12.64%	0
2009	5.223731	6.854289	31.21%	0
2008	8.120576	5.223731	-35.67%	0
2007	7.680730	8.120576	5.73%	0
2006	7.169448	7.680730	7.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	14.553455	14.435002	-0.81%	0
2014	13.079455	14.553455	11.27%	0
2013	10.098368	13.079455	29.52%	0
2012	8.894582	10.098368	13.53%	0
2011	8.899390	8.894582	-0.05%	0
2010	7.899469	8.899390	12.66%	0
2009	6.373936	7.899469	23.93%	0
2008	10.336958	6.373936	-38.34%	0
2007	10.012097	10.336958	3.24%	0
2006	8.836043	10.012097	13.31%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	14.888015	14.244600	-4.32%	0
2014	14.040272	14.888015	6.04%	0
2013	11.818080	14.040272	18.80%	0
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	0
2009	7.499975	9.017260	20.23%	0
2008	10.852467	7.499975	-30.89%	0
2007	10.327216	10.852467	5.09%	0
2006	9.037512	10.327216	14.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.871455	9.587812	-2.87%	0
2014*	10.000000	9.871455	-1.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	16.380854	16.030487	-2.14%	0
2014	16.087872	16.380854	1.82%	0
2013	16.231486	16.087872	-0.88%	0
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
2009	11.951474	14.120397	18.15%	0
2008	13.140627	11.951474	-9.05%	0
2007	12.712125	13.140627	3.37%	0
2006	12.440839	12.712125	2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.481746	13.184335	-2.21%	0
2014	13.170035	13.481746	2.37%	0
2013	11.839457	13.170035	11.24%	0
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
2007	10.470111	11.158048	6.57%	0
2006*	10.000000	10.470111	4.70%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.358689	13.056833	-2.26%	0
2014	13.010584	13.358689	2.68%	0
2013	11.437640	13.010584	13.75%	0
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0
2007	10.490017	11.335796	8.06%	0
2006*	10.000000	10.490017	4.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.545444	13.243421	-2.23%	0
2014	13.167679	13.545444	2.87%	0
2013	11.047693	13.167679	19.19%	0
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
2007	10.510072	11.464839	9.08%	0
2006*	10.000000	10.510072	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	10.055881	7.817637	-22.26%	0
2014	11.750987	10.055881	-14.43%	0
2013	9.648755	11.750987	21.79%	0
2012	9.391460	9.648755	2.74%	0
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0
2009	5.967164	8.638600	44.77%	0
2008	13.341479	5.967164	-55.27%	0
2007	9.338796	13.341479	42.86%	0
2006*	10.000000	9.338796	-6.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	15.663612	14.737707	-5.91%	0
2014	14.696251	15.663612	6.58%	0
2013	11.702615	14.696251	25.58%	0
2012	10.180053	11.702615	14.96%	0
2011	10.288462	10.180053	-1.05%	0
2010	9.112646	10.288462	12.90%	0
2009	7.143796	9.112646	27.56%	0
2008	12.710451	7.143796	-43.80%	0
2007	12.776871	12.710451	-0.52%	0
2006	10.845777	12.776871	17.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.474820	14.151083	5.02%	0
2014	12.353638	13.474820	9.08%	0
2013	9.245553	12.353638	33.62%	0
2012	8.228190	9.245553	12.36%	0
2011	8.375392	8.228190	-1.76%	0
2010	6.881900	8.375392	21.70%	0
2009	5.474286	6.881900	25.71%	0
2008	10.576112	5.474286	-48.24%	0
2007	8.498425	10.576112	24.45%	0
2006	8.116211	8.498425	4.71%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	12.959613	12.235874	-5.58%	0
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.392023	13.044835	-2.59%	0
2014	12.908621	13.392023	3.74%	0
2013	13.412075	12.908621	-3.75%	0
2012	12.926747	13.412075	3.75%	0
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
2009	10.253173	11.634953	13.48%	0
2008	10.813491	10.253173	-5.18%	0
2007	10.578541	10.813491	2.22%	0
2006	10.338312	10.578541	2.32%	14,449
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.690251	15.161246	-3.37%	0
2014	15.060947	15.690251	4.18%	0
2013	11.283407	15.060947	33.48%	0
2012	10.023891	11.283407	12.57%	0
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
2009	6.598911	9.063967	37.36%	0
2008	11.120520	6.598911	-40.66%	0
2007	9.816752	11.120520	13.28%	0
2006*	10.000000	9.816752	-1.83%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	12.698348	12.891844	1.52%	0
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	20.885733	19.862960	-4.90%	0
2014	19.954810	20.885733	4.67%	0
2013	15.593588	19.954810	27.97%	0
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
2007	14.718228	15.245500	3.58%	0
2006	12.911205	14.718228	14.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.666579	13.325020	-9.15%	0
2014	14.865809	14.666579	-1.34%	0
2013	11.122841	14.865809	33.65%	0
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
2007	10.116204	9.686757	-4.25%	0
2006*	10.000000	10.116204	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.623043	7.909911	-8.27%	0
2014*	10.000000	8.623043	-13.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.956668	9.346977	-6.12%	0
2014*	10.000000	9.956668	-0.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	16.270747	16.719791	2.76%	0
2014	15.333365	16.270747	6.11%	0
2013	11.180748	15.333365	37.14%	0
2012	10.051210	11.180748	11.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.497225	23.824079	-10.09%	0
2014	28.511757	26.497225	-7.07%	0
2013	23.226486	28.511757	22.76%	0
2012	19.867525	23.226486	16.91%	0
2011	21.824273	19.867525	-8.97%	0
2010	20.470767	21.824273	6.61%	0
2009	16.687470	20.470767	22.67%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.746276	-2.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	13.707977	15.052817	9.81%	0
2014	12.882597	13.707977	6.41%	0
2013	10.033153	12.882597	28.40%	0
2012	8.257715	10.033153	21.50%	0
2011	9.045235	8.257715	-8.71%	0
2010	8.659259	9.045235	4.46%	0
2009	6.045206	8.659259	43.24%	0
2008	11.065813	6.045206	-45.37%	0
2007	8.256464	11.065813	34.03%	0
2006	7.712816	8.256464	7.05%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	6.952927	7.137696	2.66%	0
2014	6.481689	6.952927	7.27%	0
2013	4.880066	6.481689	32.82%	0
2012	4.175270	4.880066	16.88%	0
2011	4.659393	4.175270	-10.39%	0
2010	3.818065	4.659393	22.04%	0
2009	2.480613	3.818065	53.92%	0
2008	4.513409	2.480613	-45.04%	0
2007	3.780892	4.513409	19.37%	0
2006	3.574151	3.780892	5.78%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.490653	10.279749	-10.54%	0
2014	13.325951	11.490653	-13.77%	0
2013	11.886427	13.325951	12.11%	0
2012	10.706082	11.886427	11.02%	0
2011	16.129149	10.706082	-33.62%	0
2010	13.151115	16.129149	22.64%	0
2009	7.486238	13.151115	75.67%	0
2008	15.975500	7.486238	-53.14%	0
2007	12.721943	15.975500	25.57%	0
2006	8.843749	12.721943	43.85%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	23.942627	22.864003	-4.51%	0
2014	21.203104	23.942627	12.92%	0
2013	16.336632	21.203104	29.79%	0
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0
2009	9.170218	11.397658	24.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.414777	7.383412	-21.58%	0
2014*	10.000000	9.414777	-5.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.561208	19.982137	-2.82%	0
2014	19.019025	20.561208	8.11%	0
2013	14.297758	19.019025	33.02%	0
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
2007	14.114424	14.896162	5.54%	0
2006	11.938834	14.114424	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	22.018895	20.676952	-6.09%	0
2014	19.842280	22.018895	10.97%	0
2013	15.334773	19.842280	29.39%	0
2012	13.633442	15.334773	12.48%	0
2011	13.807665	13.633442	-1.26%	0
2010	12.404726	13.807665	11.31%	0
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	0
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.175554	10.937894	-2.13%	0
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	0
2009	9.293622	10.224777	10.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.466214	16.687564	-4.46%	0
2014	17.361709	17.466214	0.60%	0
2013	16.528976	17.361709	5.04%	0
2012	14.708749	16.528976	12.38%	0
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
2009	9.083381	13.009836	43.23%	0
2008	12.858453	9.083381	-29.36%	0
2007	12.710419	12.858453	1.16%	0
2006	11.713813	12.710419	8.51%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	13.909015	12.785218	-8.08%	0
2014	12.987672	13.909015	7.09%	0
2013	9.760448	12.987672	33.06%	0
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	0
2007	10.322987	9.901315	-4.08%	0
2006	9.078368	10.322987	13.71%	1,531

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.137601	-8.62%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.335532	-6.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.777207	12.399098	-2.96%	0
2014	12.218329	12.777207	4.57%	0
2013	8.660031	12.218329	41.09%	0
2012	7.549156	8.660031	14.72%	0
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
2009	5.116196	7.677086	50.05%	0
2008*	10.000000	5.116196	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.642017	14.317292	-2.22%	0
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	12.063204	11.748766	-2.61%	0
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.483080	16.055409	-17.59%	0
2014	21.017891	19.483080	-7.30%	0
2013	21.266429	21.017891	-1.17%	0
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
2007	22.480641	32.102532	42.80%	0
2006	16.760488	22.480641	34.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	15.121340	14.817881	-2.01%	0
2014	14.740682	15.121340	2.58%	0
2013	15.661367	14.740682	-5.88%	0
2012	15.491896	15.661367	1.09%	0
2011	14.722918	15.491896	5.22%	0
2010	14.323144	14.722918	2.79%	0
2009	14.218278	14.323144	0.74%	0
2008	13.454953	14.218278	5.67%	0
2007	12.800610	13.454953	5.11%	0
2006	12.625975	12.800610	1.38%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.604219	11.986695	-4.90%	0
2014	12.906236	12.604219	-2.34%	0
2013	11.165081	12.906236	15.59%	0
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	17.897470	17.382149	-2.88%	0
2014	17.377763	17.897470	2.99%	0
2013	13.921060	17.377763	24.83%	0
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	0
2007	14.377533	14.943186	3.93%	0
2006	12.539933	14.377533	14.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.100919	12.886023	-1.64%	0
2014	12.854567	13.100919	1.92%	0
2013	12.499580	12.854567	2.84%	0
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
2007	11.325309	11.706779	3.37%	0
2006	10.873772	11.325309	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.029934	15.672722	-2.23%	0
2014	15.535480	16.029934	3.18%	0
2013	13.578543	15.535480	14.41%	0
2012	12.491556	13.578543	8.70%	0
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
2009	10.016980	11.707035	16.87%	0
2008	13.295057	10.016980	-24.66%	0
2007	12.827968	13.295057	3.64%	0
2006	11.742570	12.827968	9.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.253281	16.801922	-2.62%	0
2014	16.756806	17.253281	2.96%	0
2013	13.957831	16.756806	20.05%	0
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	0
2010	11.768230	13.026476	10.69%	0
2009	9.643797	11.768230	22.03%	0
2008	14.328837	9.643797	-32.70%	0
2007	13.761487	14.328837	4.12%	0
2006	12.246540	13.761487	12.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.817665	14.531676	-1.93%	0
2014	14.421168	14.817665	2.75%	0
2013	13.304176	14.421168	8.40%	0
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
2007	12.109113	12.573775	3.84%	0
2006	11.384121	12.109113	6.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	21.996817	22.677892	3.10%	0
2014	20.609271	21.996817	6.73%	0
2013	15.367757	20.609271	34.11%	0
2012	13.199645	15.367757	16.43%	0
2011	13.762172	13.199645	-4.09%	0
2010	12.893924	13.762172	6.73%	0
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.156853	29.790265	-4.39%	0
2014	29.025953	31.156853	7.34%	0
2013	22.238454	29.025953	30.52%	0
2012	19.298173	22.238454	15.24%	0
2011	20.184783	19.298173	-4.39%	0
2010	16.303540	20.184783	23.81%	0
2009	12.152558	16.303540	34.16%	0
2008	19.498034	12.152558	-37.67%	0
2007	18.480673	19.498034	5.50%	0
2006	17.142369	18.480673	7.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.901453	9.713326	-1.90%	0
2014	10.093224	9.901453	-1.90%	0
2013	10.288708	10.093224	-1.90%	0
2012	10.488538	10.288708	-1.91%	0
2011	10.691108	10.488538	-1.89%	0
2010	10.898159	10.691108	-1.90%	0
2009	11.104573	10.898159	-1.86%	0
2008	11.091854	11.104573	0.11%	0
2007	10.790701	11.091854	2.79%	0
2006	10.522423	10.790701	2.55%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	16.213571	15.445772	-4.74%	0
2014	15.909705	16.213571	1.91%	0
2013	16.402290	15.909705	-3.00%	0
2012	14.895990	16.402290	10.11%	0
2011	14.385650	14.895990	3.55%	0
2010	13.260251	14.385650	8.49%	0
2009	10.867491	13.260251	22.02%	0
2008	13.394031	10.867491	-18.86%	0
2007	13.051225	13.394031	2.63%	0
2006	12.689357	13.051225	2.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.555326	17.137099	-2.38%	0
2014	18.077635	17.555326	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.988911	8.366637	-6.92%	0
2014*	10.000000	8.988911	-10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	14.113074	14.320405	1.47%	0
2014	13.026934	14.113074	8.34%	0
2013	9.855288	13.026934	32.18%	0
2012	8.634450	9.855288	14.14%	0
2011	9.064773	8.634450	-4.75%	0
2010	7.999467	9.064773	13.32%	0
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	15.966244	15.169279	-4.99%	0
2014	14.726526	15.966244	8.42%	0
2013	11.083684	14.726526	32.87%	0
2012	9.590721	11.083684	15.57%	0
2011	10.381386	9.590721	-7.62%	0
2010*	10.000000	10.381386	3.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.191264	12.495891	-5.27%	0
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.170266	13.875269	-2.08%	0
2014	13.884518	14.170266	2.06%	0
2013	10.186244	13.884518	36.31%	0
2012	9.037104	10.186244	12.72%	0
2011	9.618619	9.037104	-6.05%	0
2010	7.731295	9.618619	24.41%	0
2009	6.199597	7.731295	24.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.923002	13.611219	-2.24%	0
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	0
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.746957	15.954663	-4.73%	0
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	20.213965	19.979800	-1.16%	0
2014	20.042007	20.213965	0.86%	0
2013	14.158903	20.042007	41.55%	0
2012	12.723961	14.158903	11.28%	0
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	0
2009	8.483490	10.607693	25.04%	0
2008	16.140649	8.483490	-47.44%	0
2007	14.993105	16.140649	7.65%	0
2006	14.807889	14.993105	1.25%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	35.110753	32.369162	-7.81%	0
2014	33.442415	35.110753	4.99%	0
2013	24.280315	33.442415	37.73%	0
2012	20.550067	24.280315	18.15%	0
2011	22.066208	20.550067	-6.87%	0
2010	17.766470	22.066208	24.20%	0
2009	14.348992	17.766470	23.82%	0
2008	21.559228	14.348992	-33.44%	0
2007	23.606753	21.559228	-8.67%	0
2006	20.514908	23.606753	15.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	30.987250	29.901346	-3.50%	0
2014	31.332075	30.987250	-1.10%	0
2013	22.666394	31.332075	38.23%	0
2012	20.005094	22.666394	13.30%	0
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	0
2009	13.290967	17.563039	32.14%	0
2008	21.919930	13.290967	-39.37%	0
2007	21.880348	21.919930	0.18%	0
2006	19.906540	21.880348	9.92%	1,328
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.730381	13.595481	-0.98%	0
2014	12.480230	13.730381	10.02%	0
2013	9.703782	12.480230	28.61%	0
2012	8.661036	9.703782	12.04%	0
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
2009	6.378855	7.890688	23.70%	0
2008	11.126179	6.378855	-42.67%	0
2007	10.485028	11.126179	6.11%	0
2006	9.405708	10.485028	11.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.859212	12.867480	-7.16%	0
2014	10.961311	13.859212	26.44%	0
2013	10.843418	10.961311	1.09%	0
2012	9.546776	10.843418	13.58%	0
2011	9.137267	9.546776	4.48%	0
2010	7.154609	9.137267	27.71%	0
2009	5.574423	7.154609	28.35%	0
2008*	10.000000	5.574423	-44.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.571073	-4.29%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.886220	9.716208	-1.72%	0
2014	10.016594	9.886220	-1.30%	0
2013	10.148002	10.016594	-1.29%	0
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.377902	18.921578	-2.35%	0
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	14.298021	14.952952	4.58%	0
2014	13.778030	14.298021	3.77%	0
2013	10.328209	13.778030	33.40%	0
2012	9.041629	10.328209	14.23%	0
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	0
2009	5.604300	7.290523	30.09%	0
2008	11.216980	5.604300	-50.04%	0
2007	10.754411	11.216980	4.30%	0
2006	10.647470	10.754411	1.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	16.981577	17.315951	1.97%	0
2014	16.922599	16.981577	0.35%	0
2013	13.550085	16.922599	24.89%	0
2012	11.390831	13.550085	18.96%	0
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
2009	8.116450	11.128954	37.12%	0
2008	13.833378	8.116450	-41.33%	0
2007	13.264567	13.833378	4.29%	0
2006	11.488228	13.264567	15.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	10.026406	9.613540	-4.12%	0
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	14.826829	15.029232	1.37%	0
2014	13.652686	14.826829	8.60%	0
2013	10.561278	13.652686	29.27%	0
2012	9.212066	10.561278	14.65%	0
2011	9.391466	9.212066	-1.91%	0
2010	8.245107	9.391466	13.90%	0
2009	6.551646	8.245107	25.85%	0
2008	10.854537	6.551646	-39.64%	0
2007	10.597115	10.854537	2.43%	0
2006	9.390774	10.597115	12.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	16.188107	14.943665	-7.69%	0
2014	14.742344	16.188107	9.81%	0
2013	10.656707	14.742344	38.34%	0
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0
2007	9.967258	9.658559	-3.10%	0
2006*	10.000000	9.967258	-0.33%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.661305	9.253570	-4.22%	0
2014*	10.000000	9.661305	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.296354	11.984181	-2.54%	0
2014	11.621605	12.296354	5.81%	0
2013	11.884369	11.621605	-2.21%	0
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
2007	10.367933	10.724487	3.44%	0
2006*	10.000000	10.367933	3.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	30.216860	29.311942	-2.99%	0
2014	29.926054	30.216860	0.97%	0
2013	33.430958	29.926054	-10.48%	0
2012	28.890764	33.430958	15.72%	0
2011	27.513796	28.890764	5.00%	0
2010	25.556048	27.513796	7.66%	0
2009	20.006837	25.556048	27.74%	0
2008	23.986894	20.006837	-16.59%	0
2007	22.954535	23.986894	4.50%	0
2006	21.115803	22.954535	8.71%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.192336	-18.08%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	32.608079	27.512230	-15.63%	0
2014	33.378280	32.608079	-2.31%	0
2013	30.373686	33.378280	9.89%	0
2012	23.853013	30.373686	27.34%	0
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	0
2007	26.978611	36.417891	34.99%	0
2006	19.714010	26.978611	36.85%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	30.322955	19.796690	-34.71%	0
2014	38.210651	30.322955	-20.64%	0
2013	35.238709	38.210651	8.43%	0
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
2007	28.713761	40.940303	42.58%	0
2006	23.510115	28.713761	22.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.774250	21.697463	-4.73%	0
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.069211	23.157026	-7.63%	0
2014	23.492271	25.069211	6.71%	0
2013	17.425527	23.492271	34.82%	0
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
2009	9.683355	13.530846	39.73%	0
2008	15.386854	9.683355	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.535054	11.975000	-4.47%	0
2014	12.388608	12.535054	1.18%	0
2013	13.819776	12.388608	-10.36%	0
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
2007	10.446805	11.202885	7.24%	0
2006	10.498201	10.446805	-0.49%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	15.009538	13.875483	-7.56%	0
2014	13.620602	15.009538	10.20%	0
2013	10.238063	13.620602	33.04%	0
2012	9.109655	10.238063	12.39%	0
2011	9.019218	9.109655	1.00%	0
2010	8.066661	9.019218	11.81%	0
2009	6.973518	8.066661	15.68%	0
2008	10.884237	6.973518	-35.93%	0
2007	11.120804	10.884237	-2.13%	0
2006	9.696030	11.120804	14.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	18.680321	18.035184	-3.45%	0
2014	16.380956	18.680321	14.04%	0
2013	12.852911	16.380956	27.45%	0
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
2007	11.001395	10.526222	-4.32%	0
2006*	10.000000	11.001395	10.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.745609	-2.54%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	22.611732	21.632184	-4.33%	0
2014	21.960288	22.611732	2.97%	0
2013	15.932648	21.960288	37.83%	0
2012	14.054432	15.932648	13.36%	0
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
2009	9.452842	11.576230	22.46%	0
2008	13.969607	9.452842	-32.33%	0
2007	14.357676	13.969607	-2.70%	0
2006	12.811123	14.357676	12.07%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	12.021520	11.398878	-5.18%	1,524
2014	10.817816	12.021520	11.13%	1,524
2013	8.220749	10.817816	31.59%	1,524
2012	7.495619	8.220749	9.67%	1,524
2011	7.583811	7.495619	-1.16%	1,524
2010	6.743326	7.583811	12.46%	1,524
2009	5.147022	6.743326	31.01%	1,524
2008	8.013618	5.147022	-35.77%	1,524
2007	7.591231	8.013618	5.56%	1,524
2006	7.096725	7.591231	6.97%	1,524

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	14.208836	14.071634	-0.97%	0
2014	12.789300	14.208836	11.10%	0
2013	9.889451	12.789300	29.32%	0
2012	8.723932	9.889451	13.36%	0
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0
2009	6.280369	7.771615	23.74%	0
2008	10.200843	6.280369	-38.43%	0
2007	9.895472	10.200843	3.09%	0
2006	8.746439	9.895472	13.14%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	14.535446	13.886005	-4.47%	0
2014	13.728770	14.535446	5.88%	0
2013	11.573562	13.728770	18.62%	0
2012	10.700261	11.573562	8.16%	0
2011	10.020623	10.700261	6.78%	0
2010	8.871305	10.020623	12.96%	0
2009	7.389870	8.871305	20.05%	0
2008	10.709550	7.389870	-31.00%	0
2007	10.206902	10.709550	4.92%	0
2006	8.945861	10.206902	14.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.861315	9.563324	-3.02%	0
2014*	10.000000	9.861315	-1.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	15.992891	15.626887	-2.29%	0
2014	15.730915	15.992891	1.67%	0
2013	15.895644	15.730915	-1.04%	0
2012	14.791148	15.895644	7.47%	0
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	0
2009	11.776049	13.891864	17.97%	0
2008	12.967573	11.776049	-9.19%	0
2007	12.564026	12.967573	3.21%	0
2006	12.314679	12.564026	2.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.304107	12.990716	-2.36%	0
2014	13.016409	13.304107	2.21%	0
2013	11.719259	13.016409	11.07%	0
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
2007	10.459496	11.129603	6.41%	0
2006*	10.000000	10.459496	4.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.182640	12.865054	-2.41%	0
2014	12.858787	13.182640	2.52%	0
2013	11.321514	12.858787	13.58%	0
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0
2007	10.479370	11.306894	7.90%	0
2006*	10.000000	10.479370	4.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.366958	13.048919	-2.38%	0
2014	13.014059	13.366958	2.71%	0
2013	10.935522	13.014059	19.01%	0
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
2007	10.499414	11.435608	8.92%	0
2006*	10.000000	10.499414	4.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	9.923237	7.702689	-22.38%	0
2014	11.613773	9.923237	-14.56%	0
2013	9.550692	11.613773	21.60%	0
2012	9.310282	9.550692	2.58%	0
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0
2009	5.942793	8.590151	44.55%	0
2008	13.307433	5.942793	-55.34%	0
2007	9.329305	13.307433	42.64%	0
2006*	10.000000	9.329305	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	15.292619	14.366640	-6.06%	1,346
2014	14.370142	15.292619	6.42%	1,346
2013	11.460443	14.370142	25.39%	1,346
2012	9.984688	11.460443	14.78%	1,346
2011	10.106441	9.984688	-1.20%	1,346
2010	8.965123	10.106441	12.73%	1,346
2009	7.038920	8.965123	27.37%	1,346
2008	12.543105	7.038920	-43.88%	1,346
2007	12.628064	12.543105	-0.67%	1,346
2006	10.735822	12.628064	17.63%	1,346

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.155564	13.794682	4.86%	1,420
2014	12.079423	13.155564	8.91%	1,420
2013	9.054158	12.079423	33.41%	1,420
2012	8.070220	9.054158	12.19%	1,420
2011	8.227155	8.070220	-1.91%	1,420
2010	6.770438	8.227155	21.52%	1,420
2009	5.393870	6.770438	25.52%	1,420
2008	10.436772	5.393870	-48.32%	1,420
2007	8.399362	10.436772	24.26%	1,420
2006	8.033852	8.399362	4.55%	1,420
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	12.652744	11.927856	-5.73%	0
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	0
2006	8.579779	9.343831	8.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.155070	12.794427	-2.74%	0
2014	12.699635	13.155070	3.59%	0
2013	13.215157	12.699635	-3.90%	0
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
2009	10.164628	11.516854	13.30%	0
2008	10.736536	10.164628	-5.33%	0
2007	10.519427	10.736536	2.06%	0
2006	10.296235	10.519427	2.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.483544	14.938630	-3.52%	0
2014	14.885280	15.483544	4.02%	0
2013	11.168863	14.885280	33.27%	0
2012	9.937352	11.168863	12.39%	0
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
2009	6.572006	9.013215	37.15%	0
2008	11.092167	6.572006	-40.75%	0
2007	9.806795	11.092167	13.11%	0
2006*	10.000000	9.806795	-1.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	12.397539	12.567205	1.37%	1,497
2014	13.781792	12.397539	-10.04%	1,497
2013	10.791841	13.781792	27.71%	1,497
2012	9.140591	10.791841	18.07%	1,497
2011	11.273982	9.140591	-18.92%	1,497
2010	10.186256	11.273982	10.68%	1,497
2009	8.224965	10.186256	23.85%	1,497
2008	14.959481	8.224965	-45.02%	1,497
2007	13.031869	14.959481	14.79%	1,497
2006	11.279497	13.031869	15.54%	1,497
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	20.484733	19.451794	-5.04%	0
2014	19.601666	20.484733	4.51%	0
2013	15.341070	19.601666	27.77%	0
2012	12.323130	15.341070	24.49%	0
2011	13.801854	12.323130	-10.71%	0
2010	11.142679	13.801854	23.86%	0
2009	7.227523	11.142679	54.17%	0
2008	15.113887	7.227523	-52.18%	0
2007	14.613642	15.113887	3.42%	0
2006	12.839023	14.613642	13.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.473232	13.129247	-9.29%	0
2014	14.692318	14.473232	-1.49%	0
2013	11.009860	14.692318	33.45%	0
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
2007	10.105944	9.662049	-4.39%	0
2006*	10.000000	10.105944	1.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.614182	7.889697	-8.41%	0
2014*	10.000000	8.614182	-13.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.946456	9.323116	-6.27%	0
2014*	10.000000	9.946456	-0.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	15.958324	16.373670	2.60%	0
2014	15.061962	15.958324	5.95%	0
2013	10.999669	15.061962	36.93%	0
2012	9.903600	10.999669	11.07%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.432531	22.831798	-10.23%	0
2014	27.408051	25.432531	-7.21%	0
2013	22.361550	27.408051	22.57%	0
2012	19.157027	22.361550	16.73%	0
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
2009	16.164648	19.799131	22.48%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.736301	-2.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	13.398316	14.690281	9.64%	1,996
2014	12.610868	13.398316	6.24%	1,996
2013	9.836567	12.610868	28.20%	1,996
2012	8.108337	9.836567	21.31%	1,996
2011	8.895189	8.108337	-8.85%	1,996
2010	8.528645	8.895189	4.30%	1,996
2009	5.963137	8.528645	43.02%	1,996
2008	10.932359	5.963137	-45.45%	1,996
2007	8.169437	10.932359	33.82%	1,996
2006	7.643179	8.169437	6.89%	1,996
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	6.795856	6.965786	2.50%	0
2014	6.344970	6.795856	7.11%	0
2013	4.784436	6.344970	32.62%	0
2012	4.099734	4.784436	16.70%	0
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
2009	2.446926	3.760467	53.68%	0
2008	4.458950	2.446926	-45.12%	0
2007	3.741031	4.458950	19.19%	0
2006	3.541860	3.741031	5.62%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.231081	10.032148	-10.68%	0
2014	13.044888	11.231081	-13.90%	0
2013	11.653538	13.044888	11.94%	0
2012	10.512437	11.653538	10.85%	0
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0
2007	12.587891	15.782874	25.38%	0
2006	8.763918	12.587891	43.63%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	23.555202	22.459631	-4.65%	0
2014	20.891954	23.555202	12.75%	0
2013	16.121533	20.891954	29.59%	0
2012	13.673484	16.121533	17.90%	0
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0
2009	9.105024	11.299330	24.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.405156	7.364581	-21.70%	0
2014*	10.000000	9.405156	-5.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.166501	19.568577	-2.96%	0
2014	18.682485	20.166501	7.94%	0
2013	14.066259	18.682485	32.82%	0
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
2009	9.728326	11.668249	19.94%	0
2008	14.767554	9.728326	-34.12%	0
2007	14.014107	14.767554	5.38%	0
2006	11.872058	14.014107	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	21.828826	20.467119	-6.24%	0
2014	19.701122	21.828826	10.80%	0
2013	15.248983	19.701122	29.20%	0
2012	13.577979	15.248983	12.31%	0
2011	13.772513	13.577979	-1.41%	0
2010	12.392072	13.772513	11.14%	0
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.052625	16.267491	-4.60%	0
2014	16.976557	17.052625	0.45%	0
2013	16.187044	16.976557	4.88%	0
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
2009	8.950064	12.799312	43.01%	0
2008	12.689152	8.950064	-29.47%	0
2007	12.562376	12.689152	1.01%	0
2006	11.595056	12.562376	8.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	13.579486	12.463211	-8.22%	0
2014	12.699386	13.579486	6.93%	0
2013	9.558401	12.699386	32.86%	0
2012	8.237826	9.558401	16.03%	0
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
2009	6.030030	7.592639	25.91%	0
2008	9.770878	6.030030	-38.29%	0
2007	10.202686	9.770878	-4.23%	0
2006	8.986278	10.202686	13.54%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.128252	-8.72%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.325977	-6.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.647483	12.254441	-3.11%	0
2014	12.112806	12.647483	4.41%	0
2013	8.598365	12.112806	40.87%	0
2012	7.506907	8.598365	14.54%	0
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
2009	5.110953	7.657493	49.83%	0
2008*	10.000000	5.110953	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.493383	14.150282	-2.37%	0
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	11.940815	11.611783	-2.76%	0
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.062789	15.685007	-17.72%	0
2014	20.596006	19.062789	-7.44%	0
2013	20.871473	20.596006	-1.32%	0
2012	18.179246	20.871473	14.81%	0
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
2009	13.134099	21.010234	59.97%	0
2008	31.748546	13.134099	-58.63%	0
2007	22.266948	31.748546	42.58%	0
2006	16.626514	22.266948	33.92%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	14.763299	14.444904	-2.16%	0
2014	14.413705	14.763299	2.43%	0
2013	15.337419	14.413705	-6.02%	0
2012	15.194737	15.337419	0.94%	0
2011	14.462558	15.194737	5.06%	0
2010	14.091387	14.462558	2.63%	0
2009	14.009637	14.091387	0.58%	0
2008	13.277796	14.009637	5.51%	0
2007	12.651515	13.277796	4.95%	1,413
2006	12.497968	12.651515	1.23%	1,413
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.332347	11.710200	-5.04%	0
2014	12.647206	12.332347	-2.49%	0
2013	10.957748	12.647206	15.42%	0
2012	9.677159	10.957748	13.23%	0
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	17.546818	17.015533	-3.03%	0
2014	17.063392	17.546818	2.83%	0
2013	13.690148	17.063392	24.64%	0
2012	12.059466	13.690148	13.52%	0
2011	12.815201	12.059466	-5.90%	80
2010	11.413527	12.815201	12.28%	369
2009	9.160292	11.413527	24.60%	382
2008	14.808204	9.160292	-38.14%	426
2007	14.269599	14.808204	3.77%	347
2006	12.464792	14.269599	14.48%	681

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.844264	12.614257	-1.79%	0
2014	12.622035	12.844264	1.76%	0
2013	12.292258	12.622035	2.68%	0
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	41
2010	11.410125	11.834843	3.72%	190
2009	10.678782	11.410125	6.85%	186
2008	11.601017	10.678782	-7.95%	171
2007	11.240282	11.601017	3.21%	231
2006	10.808627	11.240282	3.99%	425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.715956	15.342241	-2.38%	1,093
2014	15.254510	15.715956	3.02%	1,093
2013	13.353368	15.254510	14.24%	1,093
2012	12.303264	13.353368	8.54%	1,093
2011	12.565287	12.303264	-2.09%	1,198
2010	11.565861	12.565287	8.64%	1,584
2009	9.911326	11.565861	16.69%	1,590
2008	13.174998	9.911326	-24.77%	507
2007	12.731689	13.174998	3.48%	531
2006	11.672236	12.731689	9.08%	1,009

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	16.915235	16.447528	-2.77%	0
2014	16.453643	16.915235	2.81%	0
2013	13.726285	16.453643	19.87%	0
2012	12.319077	13.726285	11.42%	0
2011	12.849654	12.319077	-4.13%	0
2010	11.626250	12.849654	10.52%	0
2009	9.542030	11.626250	21.84%	0
2008	14.199386	9.542030	-32.80%	0
2007	13.658165	14.199386	3.96%	0
2006	12.173144	13.658165	12.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.527364	14.225190	-2.08%	0
2014	14.160289	14.527364	2.59%	0
2013	13.083505	14.160289	8.23%	0
2012	12.363931	13.083505	5.82%	0
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
2009	10.368554	11.634865	12.21%	0
2008	12.460192	10.368554	-16.79%	0
2007	12.018192	12.460192	3.68%	0
2006	11.315902	12.018192	6.21%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	21.806947	22.447766	2.94%	0
2014	20.462668	21.806947	6.57%	0
2013	15.281794	20.462668	33.90%	0
2012	13.145948	15.281794	16.25%	0
2011	13.727135	13.145948	-4.23%	0
2010	12.880774	13.727135	6.57%	0
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.418837	29.040136	-4.53%	0
2014	28.381812	30.418837	7.18%	0
2013	21.778221	28.381812	30.32%	0
2012	18.927786	21.778221	15.06%	0
2011	19.827635	18.927786	-4.54%	0
2010	16.039558	19.827635	23.62%	0
2009	11.974103	16.039558	33.95%	0
2008	19.241216	11.974103	-37.77%	0
2007	18.265332	19.241216	5.34%	972
2006	16.968499	18.265332	7.64%	972

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.666856	9.468687	-2.05%	0
2014	9.869173	9.666856	-2.05%	0
2013	10.075720	9.869173	-2.05%	0
2012	10.287176	10.075720	-2.06%	0
2011	10.501875	10.287176	-2.04%	47
2010	10.721650	10.501875	-2.05%	213
2009	10.941452	10.721650	-2.01%	196
2008	10.945655	10.941452	-0.04%	160
2007	10.664869	10.945655	2.63%	128
2006	10.415600	10.664869	2.39%	201
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.829636	15.056953	-4.88%	0
2014	15.556762	15.829636	1.75%	0
2013	16.062989	15.556762	-3.15%	0
2012	14.610235	16.062989	9.94%	0
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	0
2009	10.707996	13.045682	21.83%	0
2008	13.217667	10.707996	-18.99%	0
2007	12.899216	13.217667	2.47%	0
2006	12.560707	12.899216	2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.403750	16.963143	-2.53%	0
2014	17.948997	17.403750	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.979492	8.345076	-7.07%	0
2014*	10.000000	8.979492	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	13.969811	14.153375	1.31%	0
2014	12.914443	13.969811	8.17%	0
2013	9.785137	12.914443	31.98%	0
2012	8.586148	9.785137	13.96%	0
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	15.852541	15.038212	-5.14%	0
2014	14.644033	15.852541	8.25%	0
2013	11.038460	14.644033	32.66%	0
2012	9.566242	11.038460	15.39%	0
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	14.026428	13.713414	-2.23%	0
2014	13.764629	14.026428	1.90%	0
2013	10.113736	13.764629	36.10%	0
2012	8.986549	10.113736	12.54%	0
2011	9.579435	8.986549	-6.19%	0
2010	7.711571	9.579435	24.22%	0
2009	6.193248	7.711571	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.781662	13.452434	-2.39%	1,707
2014	13.565524	13.781662	1.59%	1,707
2013	9.991851	13.565524	35.77%	1,707
2012	8.898342	9.991851	12.29%	1,707
2011	9.507383	8.898342	-6.41%	1,707
2010	7.674790	9.507383	23.88%	1,707
2009	6.183862	7.674790	24.11%	1,707
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.577025	15.768607	-4.88%	1,687
2014	14.462419	16.577025	14.62%	1,687
2013	10.882378	14.462419	32.90%	1,687
2012	9.549696	10.882378	13.96%	1,687
2011	9.980860	9.549696	-4.32%	1,687
2010	8.517404	9.980860	17.18%	1,687
2009	6.664890	8.517404	27.80%	1,687
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	19.735145	19.476695	-1.31%	888
2014	19.597230	19.735145	0.70%	888
2013	13.865866	19.597230	41.33%	888
2012	12.479738	13.865866	11.11%	888
2011	12.823545	12.479738	-2.68%	888
2010	10.435926	12.823545	22.88%	888
2009	8.358901	10.435926	24.85%	888
2008	15.928039	8.358901	-47.52%	888
2007	14.818391	15.928039	7.49%	888
2006	14.657700	14.818391	1.10%	888

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	34.279151	31.554154	-7.95%	0
2014	32.700337	34.279151	4.83%	0
2013	23.777854	32.700337	37.52%	0
2012	20.155678	23.777854	17.97%	0
2011	21.675806	20.155678	-7.01%	0
2010	17.478840	21.675806	24.01%	0
2009	14.138322	17.478840	23.63%	0
2008	21.275315	14.138322	-33.55%	0
2007	23.331781	21.275315	-8.81%	0
2006	20.306904	23.331781	14.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	30.253362	29.148519	-3.65%	911
2014	30.636873	30.253362	-1.25%	911
2013	22.197379	30.636873	38.02%	911
2012	19.621202	22.197379	13.13%	911
2011	21.210157	19.621202	-7.49%	911
2010	17.278718	21.210157	22.75%	911
2009	13.095835	17.278718	31.94%	911
2008	21.631279	13.095835	-39.46%	911
2007	21.625478	21.631279	0.03%	1,943
2006	19.704712	21.625478	9.75%	1,943
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.405143	13.253141	-1.13%	0
2014	12.203267	13.405143	9.85%	0
2013	9.502951	12.203267	28.42%	0
2012	8.494807	9.502951	11.87%	0
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	0
2009	6.285199	7.762951	23.51%	0
2008	10.979662	6.285199	-42.76%	0
2007	10.362878	10.979662	5.95%	0
2006	9.310319	10.362878	11.31%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.718511	12.717367	-7.30%	0
2014	10.866616	13.718511	26.24%	0
2013	10.766204	10.866616	0.93%	0
2012	9.493346	10.766204	13.41%	0
2011	9.099998	9.493346	4.32%	0
2010	7.136313	9.099998	27.52%	0
2009	5.568692	7.136313	28.15%	0
2008*	10.000000	5.568692	-44.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.568783	-4.31%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.711240	9.529629	-1.87%	0
2014	9.854374	9.711240	-1.45%	0
2013	9.998952	9.854374	-1.45%	0
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
2009	8.678151	9.633124	11.00%	0
2008	10.234147	8.678151	-15.20%	0
2007	9.973597	10.234147	2.61%	0
2006	9.771163	9.973597	2.07%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.064307	18.586902	-2.50%	0
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	13.959342	14.576438	4.42%	0
2014	13.472276	13.959342	3.62%	0
2013	10.114458	13.472276	33.20%	0
2012	8.868096	10.114458	14.05%	0
2011	8.955185	8.868096	-0.97%	0
2010	7.172474	8.955185	24.85%	0
2009	5.521991	7.172474	29.89%	0
2008	11.069241	5.521991	-50.11%	0
2007	10.629106	11.069241	4.14%	0
2006	10.539493	10.629106	0.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	16.604675	16.905720	1.81%	0
2014	16.572342	16.604675	0.20%	0
2013	13.289926	16.572342	24.70%	0
2012	11.189271	13.289926	18.77%	0
2011	12.455685	11.189271	-10.17%	0
2010	10.965494	12.455685	13.59%	0
2009	8.009483	10.965494	36.91%	0
2008	13.672032	8.009483	-41.42%	0
2007	13.130042	13.672032	4.13%	2,349
2006	11.389082	13.130042	15.29%	2,349
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	9.993000	9.566855	-4.26%	0
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	14.475662	14.650824	1.21%	0
2014	13.349743	14.475662	8.43%	0
2013	10.342737	13.349743	29.07%	0
2012	9.035285	10.342737	14.47%	0
2011	9.225324	9.035285	-2.06%	0
2010	8.111630	9.225324	13.73%	0
2009	6.455455	8.111630	25.66%	0
2008	10.711597	6.455455	-39.73%	0
2007	10.473670	10.711597	2.27%	0
2006	9.295556	10.473670	12.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	15.974701	14.724117	-7.83%	0
2014	14.570276	15.974701	9.64%	0
2013	10.548433	14.570276	38.13%	0
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0
2007	9.957149	9.633917	-3.25%	0
2006*	10.000000	9.957149	-0.43%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.651383	9.229934	-4.37%	0
2014*	10.000000	9.651383	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.134388	11.808232	-2.69%	0
2014	11.486080	12.134388	5.64%	0
2013	11.763771	11.486080	-2.36%	0
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
2007	10.357423	10.697155	3.28%	0
2006*	10.000000	10.357423	3.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	29.501388	28.574123	-3.14%	0
2014	29.262227	29.501388	0.82%	0
2013	32.739470	29.262227	-10.62%	0
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
2009	19.713247	25.142559	27.54%	0
2008	23.671112	19.713247	-16.72%	0
2007	22.687213	23.671112	4.34%	0
2006	20.901775	22.687213	8.54%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.183952	-18.16%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	31.835602	26.819340	-15.76%	0
2014	32.637499	31.835602	-2.46%	0
2013	29.745060	32.637499	9.72%	0
2012	23.395184	29.745060	27.14%	0
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
2009	12.397051	25.886642	108.81%	0
2008	35.938253	12.397051	-65.50%	0
2007	26.664251	35.938253	34.78%	0
2006	19.514028	26.664251	36.64%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	29.604697	19.298125	-34.81%	0
2014	37.362816	29.604697	-20.76%	0
2013	34.509576	37.362816	8.27%	0
2012	34.079728	34.509576	1.26%	0
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
2009	21.318828	32.895991	54.30%	0
2008	40.401384	21.318828	-47.23%	0
2007	28.379415	40.401384	42.36%	0
2006	23.271834	28.379415	21.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.577634	21.477240	-4.87%	0
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	24.907532	22.995928	-7.67%	0
2014	23.352692	24.907532	6.66%	0
2013	17.330840	23.352692	34.75%	0
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	0
2010	13.477943	16.703707	23.93%	0
2009	9.650424	13.477943	39.66%	0
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.460591	11.897792	-4.52%	0
2014	12.321305	12.460591	1.13%	0
2013	13.751713	12.321305	-10.40%	0
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	4,431
2009	10.767674	11.618354	7.90%	4,488
2008	11.176197	10.767674	-3.66%	4,559
2007	10.427272	11.176197	7.18%	4,609
2006	10.483909	10.427272	-0.54%	5,324
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	14.889905	13.757858	-7.60%	0
2014	13.518936	14.889905	10.14%	0
2013	10.166829	13.518936	32.97%	0
2012	9.050902	10.166829	12.33%	0
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	2,270
2009	6.939169	8.022810	15.62%	2,299
2008	10.836164	6.939169	-35.96%	2,336
2007	11.077381	10.836164	-2.18%	2,361
2006	9.663109	11.077381	14.64%	1,886
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	18.597759	17.946299	-3.50%	0
2014	16.316884	18.597759	13.98%	0
2013	12.809172	16.316884	27.38%	0
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	0
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	0
2007	10.997667	10.517249	-4.37%	0
2006*	10.000000	10.997667	9.98%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.742291	-2.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	22.465848	21.481660	-4.38%	0
2014	21.829758	22.465848	2.91%	0
2013	15.846025	21.829758	37.76%	0
2012	13.985180	15.846025	13.31%	0
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
2007	14.323491	13.929190	-2.75%	0
2006	12.787130	14.323491	12.01%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	11.925706	11.302257	-5.23%	0
2014	10.737079	11.925706	11.07%	0
2013	8.163563	10.737079	31.52%	0
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
2007	7.561602	7.978229	5.51%	0
2006	7.072621	7.561602	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	14.095586	13.952360	-1.02%	0
2014	12.693842	14.095586	11.04%	0
2013	9.820647	12.693842	29.26%	0
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0
2007	9.856846	10.155803	3.03%	0
2006	8.716741	9.856846	13.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	14.419653	13.768341	-4.52%	0
2014	13.626353	14.419653	5.82%	0
2013	11.493095	13.626353	18.56%	0
2012	10.631310	11.493095	8.11%	0
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	1,804
2009	7.353512	8.823129	19.99%	1,827
2008	10.662306	7.353512	-31.03%	1,856
2007	10.167097	10.662306	4.87%	1,877
2006	8.915498	10.167097	14.04%	3,896
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.857932	9.555164	-3.07%	0
2014*	10.000000	9.857932	-1.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	15.865537	15.494532	-2.34%	0
2014	15.613611	15.865537	1.61%	0
2013	15.785166	15.613611	-1.09%	0
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
2007	12.514992	12.910334	3.16%	0
2006	12.272872	12.514992	1.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.245391	12.926782	-2.41%	0
2014	12.965579	13.245391	2.16%	0
2013	11.679458	12.965579	11.01%	0
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
2007	10.455955	11.120134	6.35%	0
2006*	10.000000	10.455955	4.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	13.124427	12.801712	-2.46%	0
2014	12.808541	13.124427	2.47%	0
2013	11.283023	12.808541	13.52%	0
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0
2007	10.475826	11.297277	7.84%	0
2006*	10.000000	10.475826	4.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.307871	12.984611	-2.43%	0
2014	12.963158	13.307871	2.66%	0
2013	10.898317	12.963158	18.95%	0
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
2007	10.495859	11.425874	8.86%	0
2006*	10.000000	10.495859	4.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	9.879416	7.664755	-22.42%	0
2014	11.568403	9.879416	-14.60%	0
2013	9.518232	11.568403	21.54%	0
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	0
2010	8.574068	10.002226	16.66%	0
2009	5.934691	8.574068	44.47%	0
2008	13.296094	5.934691	-55.37%	0
2007	9.326138	13.296094	42.57%	0
2006*	10.000000	9.326138	-6.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	15.170816	14.244927	-6.10%	0
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	0
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	13.050785	13.677826	4.80%	0
2014	11.989332	13.050785	8.85%	0
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	12.551919	11.826768	-5.78%	0
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	13.076877	12.711884	-2.79%	0
2014	12.630608	13.076877	3.53%	0
2013	13.150047	12.630608	-3.95%	0
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	5,240
2009	10.135231	11.477678	13.25%	5,307
2008	10.710950	10.135231	-5.38%	5,391
2007	10.499745	10.710950	2.01%	5,451
2006	10.282213	10.499745	2.12%	3,844
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.415114	14.865009	-3.57%	0
2014	14.827069	15.415114	3.97%	0
2013	11.130861	14.827069	33.21%	0
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	0
2010	8.996320	11.335641	26.00%	0
2009	6.563035	8.996320	37.08%	0
2008	11.082712	6.563035	-40.78%	0
2007	9.803474	11.082712	13.05%	0
2006*	10.000000	9.803474	-1.97%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	12.298818	12.460766	1.32%	0
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	20.352578	19.316441	-5.09%	0
2014	19.485150	20.352578	4.45%	0
2013	15.257667	19.485150	27.71%	0
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
2007	14.578869	15.070195	3.37%	0
2006	12.815008	14.578869	13.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	0
2009	7.735514	10.268844	32.75%	0
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	14.409307	13.064586	-9.33%	0
2014	14.634902	14.409307	-1.54%	0
2013	10.972430	14.634902	33.38%	0
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	0
2007	10.102516	9.653812	-4.44%	0
2006*	10.000000	10.102516	1.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.611226	7.882964	-8.46%	0
2014*	10.000000	8.611226	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.943041	9.315148	-6.31%	0
2014*	10.000000	9.943041	-0.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	15.855505	16.259863	2.55%	0
2014	14.972556	15.855505	5.90%	0
2013	10.939942	14.972556	36.86%	0
2012	9.854865	10.939942	11.01%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.251561	22.657757	-10.27%	0
2014	27.226929	25.251561	-7.26%	0
2013	22.225107	27.226929	22.51%	0
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	0
2010	19.708466	20.968773	6.39%	0
2009	16.098843	19.708466	22.42%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.732986	-2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	13.296585	14.571299	9.59%	0
2014	12.521506	13.296585	6.19%	0
2013	9.771847	12.521506	28.14%	0
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	0
2009	5.936001	8.485500	42.95%	0
2008	10.888188	5.936001	-45.48%	0
2007	8.140610	10.888188	33.75%	0
2006	7.620090	8.140610	6.83%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	6.744261	6.909362	2.45%	0
2014	6.300016	6.744261	7.05%	0
2013	4.752960	6.300016	32.55%	0
2012	4.074849	4.752960	16.64%	0
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
2007	3.727828	4.440934	19.13%	0
2006	3.531163	3.727828	5.57%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.145776	9.950859	-10.72%	0
2014	12.952426	11.145776	-13.95%	0
2013	11.576847	12.952426	11.88%	0
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0
2007	12.543482	15.719127	25.32%	0
2006	8.737444	12.543482	43.56%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	23.427332	22.326293	-4.70%	0
2014	20.789143	23.427332	12.69%	0
2013	16.050384	20.789143	29.52%	0
2012	13.620097	16.050384	17.84%	0
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0
2009	9.083373	11.266703	24.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.401933	7.358277	-21.74%	0
2014*	10.000000	9.401933	-5.98%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.036408	19.432417	-3.01%	0
2014	18.571448	20.036408	7.89%	0
2013	13.989788	18.571448	32.75%	0
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	0
2007	13.980746	14.724838	5.32%	0
2006	11.849834	13.980746	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	21.765763	20.397560	-6.29%	0
2014	19.654235	21.765763	10.74%	0
2013	15.220447	19.654235	29.13%	0
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.681474	13.525972	-1.14%	0
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	0
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	16.916780	16.129657	-4.65%	0
2014	16.849918	16.916780	0.40%	0
2013	16.074489	16.849918	4.82%	0
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0
2007	12.513336	12.633128	0.96%	0
2006	11.555665	12.513336	8.29%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	13.471297	12.357613	-8.27%	0
2014	12.604644	13.471297	6.88%	0
2013	9.491927	12.604644	32.79%	0
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	0
2010	7.551387	8.558961	13.34%	3,764
2009	6.000337	7.551387	25.85%	3,812
2008	9.727744	6.000337	-38.32%	3,873
2007	10.162857	9.727744	-4.28%	3,916
2006	8.955757	10.162857	13.48%	2,078
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.125140	-8.75%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.322795	-6.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.604451	12.206506	-3.16%	0
2014	12.077767	12.604451	4.36%	0
2013	8.577867	12.077767	40.80%	0
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.444093	14.094970	-2.42%	0
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	11.900236	11.566411	-2.81%	0
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	18.924578	15.563329	-17.76%	0
2014	20.457130	18.924578	-7.49%	0
2013	20.741327	20.457130	-1.37%	0
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
2007	22.196097	31.631293	42.51%	0
2006	16.582052	22.196097	33.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	14.645677	14.322516	-2.21%	0
2014	14.306163	14.645677	2.37%	0
2013	15.230769	14.306163	-6.07%	0
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	0
2009	13.940684	14.014873	0.53%	0
2008	13.219192	13.940684	5.46%	9
2007	12.602135	13.219192	4.90%	9
2006	12.455530	12.602135	1.18%	9
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	12.243028	11.619441	-5.09%	0
2014	12.562005	12.243028	-2.54%	0
2013	10.889479	12.562005	15.36%	0
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	17.431295	16.894873	-3.08%	0
2014	16.959706	17.431295	2.78%	0
2013	13.613905	16.959706	24.58%	0
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
2007	14.233770	14.763434	3.72%	0
2006	12.439821	14.233770	14.42%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.759715	12.524829	-1.84%	0
2014	12.545365	12.759715	1.71%	0
2013	12.223839	12.545365	2.63%	0
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
2007	11.212035	11.565930	3.16%	0
2006	10.786946	11.212035	3.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.612506	15.233471	-2.43%	0
2014	15.161841	15.612506	2.97%	0
2013	13.279033	15.161841	14.18%	0
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
2007	12.699711	13.135149	3.43%	0
2006	11.648839	12.699711	9.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	16.803902	16.330928	-2.81%	0
2014	16.353703	16.803902	2.75%	0
2013	13.649868	16.353703	19.81%	0
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0
2007	13.623857	14.156450	3.91%	0
2006	12.148749	13.623857	12.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.431805	14.124407	-2.13%	0
2014	14.074326	14.431805	2.54%	0
2013	13.010715	14.074326	8.17%	0
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
2007	11.988026	12.422545	3.62%	0
2006	11.293234	11.988026	6.15%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	21.743957	22.371500	2.89%	0
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	0
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.176496	28.794074	-4.58%	1,556
2014	28.170076	30.176496	7.12%	1,556
2013	21.626789	28.170076	30.26%	1,556
2012	18.805798	21.626789	15.00%	1,556
2011	19.709896	18.805798	-4.59%	1,556
2010	15.952449	19.709896	23.55%	2,130
2009	11.915159	15.952449	33.88%	2,137
2008	19.156302	11.915159	-37.80%	2,726
2007	18.194066	19.156302	5.29%	2,833
2006	16.910913	18.194066	7.59%	4,393

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.589813	9.388433	-2.10%	0
2014	9.795516	9.589813	-2.10%	0
2013	10.005629	9.795516	-2.10%	0
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	916
2009	10.887553	10.663389	-2.06%	3,499
2008	10.897300	10.887553	-0.09%	942
2007	10.623206	10.897300	2.58%	952
2006	10.380196	10.623206	2.34%	1,897
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.703604	14.929448	-4.93%	0
2014	15.440777	15.703604	1.70%	0
2013	15.951367	15.440777	-3.20%	0
2012	14.516142	15.951367	9.89%	0
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
2007	12.848901	13.159351	2.42%	0
2006	12.518094	12.848901	2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.353490	16.905521	-2.58%	0
2014	17.906309	17.353490	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.976347	8.337898	-7.11%	0
2014*	10.000000	8.976347	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	13.922367	14.098104	1.26%	0
2014	12.877156	13.922367	8.12%	0
2013	9.761866	12.877156	31.91%	0
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	2,989
2009	6.274804	7.972276	27.05%	3,027
2008*	10.000000	6.274804	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	15.814772	14.994719	-5.19%	0
2014	14.616612	15.814772	8.20%	0
2013	11.023405	14.616612	32.60%	0
2012	9.558087	11.023405	15.33%	0
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	13.978731	13.659809	-2.28%	0
2014	13.724828	13.978731	1.85%	0
2013	10.089645	13.724828	36.03%	0
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	1,946
2009	6.191135	7.704994	24.45%	1,971
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.734813	13.399857	-2.44%	2,916
2014	13.526317	13.734813	1.54%	2,916
2013	9.968046	13.526317	35.70%	2,916
2012	8.881687	9.968046	12.23%	2,916
2011	9.494444	8.881687	-6.45%	2,916
2010	7.668251	9.494444	23.81%	2,916
2009	6.181744	7.668251	24.05%	2,916
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	19.577893	19.311643	-1.36%	0
2014	19.451012	19.577893	0.65%	0
2013	13.769426	19.451012	41.26%	0
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0
2007	14.760544	15.857723	7.43%	0
2006	14.607915	14.760544	1.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	34.006093	31.286813	-8.00%	0
2014	32.456415	34.006093	4.77%	0
2013	23.612536	32.456415	37.45%	0
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
2007	23.240748	21.181424	-8.86%	0
2006	20.237978	23.240748	14.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	30.012248	28.901441	-3.70%	0
2014	30.408235	30.012248	-1.30%	0
2013	22.042961	30.408235	37.95%	0
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	335
2009	13.031335	17.184831	31.87%	339
2008	21.535769	13.031335	-39.49%	345
2007	21.541052	21.535769	-0.02%	349
2006	19.637782	21.541052	9.69%	1,002
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.298344	13.140841	-1.18%	2,384
2014	12.112212	13.298344	9.79%	2,384
2013	9.436856	12.112212	28.35%	2,384
2012	8.440043	9.436856	11.81%	2,384
2011	8.575366	8.440043	-1.58%	2,384
2010	7.720756	8.575366	11.07%	2,384
2009	6.254228	7.720756	23.45%	2,384
2008	10.931147	6.254228	-42.79%	2,384
2007	10.322396	10.931147	5.90%	2,538
2006	9.278688	10.322396	11.25%	2,698
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.671809	12.667600	-7.35%	0
2014	10.835152	13.671809	26.18%	0
2013	10.740512	10.835152	0.88%	0
2012	9.475533	10.740512	13.35%	0
2011	9.087555	9.475533	4.27%	0
2010	7.130197	9.087555	27.45%	1,088
2009	5.566771	7.130197	28.08%	1,102
2008*	10.000000	5.566771	-44.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.568016	-4.32%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.653574	9.468210	-1.92%	0
2014	9.800861	9.653574	-1.50%	0
2013	9.949728	9.800861	-1.50%	0
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	3,489
2009	8.653074	9.600383	10.95%	3,534
2008	10.209798	8.653074	-15.25%	3,590
2007	9.954980	10.209798	2.56%	3,629
2006	9.757891	9.954980	2.02%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	18.960804	18.476559	-2.55%	0
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	0
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	13.848146	14.452957	4.37%	0
2014	13.371796	13.848146	3.56%	0
2013	10.044152	13.371796	33.13%	0
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	890
2007	10.587644	11.020395	4.09%	890
2006	10.503716	10.587644	0.80%	890
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	16.480733	16.770975	1.76%	2,491
2014	16.457039	16.480733	0.14%	2,491
2013	13.204197	16.457039	24.63%	2,369
2012	11.122788	13.204197	18.71%	2,369
2011	12.388006	11.122788	-10.21%	2,369
2010	10.911468	12.388006	13.53%	2,369
2009	7.974083	10.911468	36.84%	2,369
2008	13.618564	7.974083	-41.45%	2,369
2007	13.085416	13.618564	4.07%	2,522
2006	11.356156	13.085416	15.23%	2,681
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	9.981882	9.551335	-4.31%	0
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	14.360340	14.526689	1.16%	0
2014	13.250154	14.360340	8.38%	0
2013	10.270817	13.250154	29.01%	0
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
2007	10.432775	10.664296	2.22%	0
2006	9.263984	10.432775	12.62%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	15.904134	14.651582	-7.88%	0
2014	14.513322	15.904134	9.58%	0
2013	10.512565	14.513322	38.06%	0
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0
2007	9.953774	9.625704	-3.30%	0
2006*	10.000000	9.953774	-0.46%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.648079	9.222063	-4.42%	0
2014*	10.000000	9.648079	-3.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	12.080770	11.750057	-2.74%	0
2014	11.441161	12.080770	5.59%	0
2013	11.723759	11.441161	-2.41%	0
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
2007	10.353910	10.688043	3.23%	0
2006*	10.000000	10.353910	3.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	29.266443	28.332087	-3.19%	0
2014	29.044001	29.266443	0.77%	0
2013	32.511918	29.044001	-10.67%	0
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	420
2007	22.598697	23.566661	4.28%	420
2006	20.830834	22.598697	8.49%	420
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.181152	-18.19%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	31.582040	26.592131	-15.80%	0
2014	32.394086	31.582040	-2.51%	0
2013	29.538293	32.394086	9.67%	0
2012	23.244444	29.538293	27.08%	0
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
2007	26.560240	35.779705	34.71%	0
2006	19.447799	26.560240	36.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	29.368821	19.134559	-34.85%	0
2014	37.084104	29.368821	-20.80%	0
2013	34.269654	37.084104	8.21%	0
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
2007	28.268718	40.223141	42.29%	0
2006	23.192864	28.268718	21.89%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.512423	21.404279	-4.92%	0
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	24.428328	22.518925	-7.82%	0
2014	22.938552	24.428328	6.49%	0
2013	17.049594	22.938552	34.54%	0
2012	14.723614	17.049594	15.80%	0
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
2009	9.552223	13.320343	39.45%	0
2008	15.209622	9.552223	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.239591	11.668860	-4.66%	0
2014	12.121345	12.239591	0.98%	0
2013	13.549305	12.121345	-10.54%	0
2012	12.908526	13.549305	4.96%	0
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
2009	10.674445	11.500113	7.73%	0
2008	11.096433	10.674445	-3.80%	0
2007	10.368826	11.096433	7.02%	0
2006	10.441102	10.368826	-0.69%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	13.771530	12.705006	-7.74%	0
2014	12.522711	13.771530	9.97%	0
2013	9.432069	12.522711	32.77%	0
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	18.352210	17.682208	-3.65%	0
2014	16.126142	18.352210	13.80%	0
2013	12.678846	16.126142	27.19%	0
2012	11.150678	12.678846	13.70%	0
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
2009	7.757379	9.853515	27.02%	0
2008	10.490382	7.757379	-26.05%	0
2007	10.986503	10.490382	-4.52%	0
2006*	10.000000	10.986503	9.87%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.732303	-2.68%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	22.033685	21.036137	-4.53%	0
2014	21.442684	22.033685	2.76%	0
2013	15.588913	21.442684	37.55%	0
2012	13.779417	15.588913	13.13%	0
2011	14.017079	13.779417	-1.70%	0
2010	11.396127	14.017079	23.00%	0
2009	9.324820	11.396127	22.21%	0
2008	13.808682	9.324820	-32.47%	0
2007	14.221505	13.808682	-2.90%	0
2006	12.715512	14.221505	11.84%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	9.976901	9.440838	-5.37%	0
2014	8.996288	9.976901	10.90%	0
2013	6.850509	8.996288	31.32%	0
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	0
2009	4.324325	5.653903	30.75%	0
2008	6.746523	4.324325	-35.90%	0
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	13.057314	12.904832	-1.17%	0
2014	11.776854	13.057314	10.87%	0
2013	9.125191	11.776854	29.06%	0
2012	8.066253	9.125191	13.13%	0
2011	8.099441	8.066253	-0.41%	0
2010	7.215119	8.099441	12.26%	0
2009	5.842587	7.215119	23.49%	0
2008	9.509256	5.842587	-38.56%	0
2007	9.243565	9.509256	2.87%	0
2006	8.186900	9.243565	12.91%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	13.934526	13.284742	-4.66%	0
2014	13.188128	13.934526	5.66%	0
2013	11.140524	13.188128	18.38%	0
2012	10.321021	11.140524	7.94%	0
2011	9.685194	10.321021	6.56%	0
2010	8.591886	9.685194	12.72%	0
2009	7.171759	8.591886	19.80%	0
2008	10.414758	7.171759	-31.14%	0
2007	9.946363	10.414758	4.71%	0
2006	8.735295	9.946363	13.86%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.847796	9.530714	-3.22%	0
2014*	10.000000	9.847796	-1.52%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	16.052357	15.652957	-2.49%	0
2014	15.821691	16.052357	1.46%	0
2013	16.020079	15.821691	-1.24%	158
2012	14.937513	16.020079	7.25%	158
2011	14.940862	14.937513	-0.02%	158
2010	14.086697	14.940862	6.06%	158
2009	11.965619	14.086697	17.73%	158
2008	13.203298	11.965619	-9.37%	158
2007	12.818721	13.203298	3.00%	158
2006	12.589947	12.818721	1.82%	158
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	13.070419	12.736468	-2.56%	0
2014	12.813948	13.070419	2.00%	0
2013	11.560576	12.813948	10.84%	0
2012	10.589835	11.560576	9.17%	0
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
2009	8.123128	9.858204	21.36%	0
2008	11.091718	8.123128	-26.76%	0
2007	10.445326	11.091718	6.19%	0
2006*	10.000000	10.445326	4.45%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	12.951132	12.613305	-2.61%	0
2014	12.658807	12.951132	2.31%	0
2013	11.168229	12.658807	13.35%	0
2012	10.094610	11.168229	10.64%	0
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
2009	7.411458	9.329477	25.88%	0
2008	11.268405	7.411458	-34.23%	0
2007	10.465181	11.268405	7.68%	0
2006*	10.000000	10.465181	4.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	13.132170	12.793546	-2.58%	0
2014	12.811636	13.132170	2.50%	0
2013	10.787447	12.811636	18.76%	0
2012	9.556718	10.787447	12.88%	0
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
2009	6.898157	8.860551	28.45%	0
2008	11.396683	6.898157	-39.47%	0
2007	10.485193	11.396683	8.69%	0
2006*	10.000000	10.485193	4.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2015	9.748848	7.551840	-22.54%	0
2014	11.433054	9.748848	-14.73%	0
2013	9.421309	11.433054	21.35%	0
2012	9.202992	9.421309	2.37%	0
2011	9.930805	9.202992	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	16.563278	15.528580	-6.25%	0
2014	15.595993	16.563278	6.20%	0
2013	12.463509	15.595993	25.13%	0
2012	10.880856	12.463509	14.55%	0
2011	11.036037	10.880856	-1.41%	0
2010	9.809757	11.036037	12.50%	0
2009	7.717828	9.809757	27.11%	0
2008	13.781135	7.717828	-44.00%	0
2007	13.903021	13.781135	-0.88%	0
2006	11.843841	13.903021	17.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	10.223864	10.698665	4.64%	0
2014	9.406737	10.223864	8.69%	0
2013	7.065251	9.406737	33.14%	0
2012	6.310368	7.065251	11.96%	0
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
2009	4.243553	5.315668	25.26%	0
2008	8.227831	4.243553	-48.42%	0
2007	6.635254	8.227831	24.00%	0
2006	6.359482	6.635254	4.34%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	12.939205	12.172994	-5.92%	0
2014	13.096312	12.939205	-1.20%	0
2013	12.654432	13.096312	3.49%	0
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	12.845008	12.467349	-2.94%	0
2014	12.425685	12.845008	3.37%	0
2013	12.956551	12.425685	-4.10%	0
2012	12.532532	12.956551	3.38%	0
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
2009	10.047525	11.360925	13.07%	0
2008	10.634552	10.047525	-5.52%	0
2007	10.440933	10.634552	1.85%	0
2006	10.240260	10.440933	1.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	15.211527	14.646204	-3.72%	0
2014	14.653708	15.211527	3.81%	0
2013	11.017583	14.653708	33.00%	0
2012	9.822863	11.017583	12.16%	0
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
2009	6.536210	8.945832	36.87%	0
2008	11.054388	6.536210	-40.87%	0
2007	9.793498	11.054388	12.87%	0
2006*	10.000000	9.793498	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	9.671626	9.783963	1.16%	0
2014	10.773535	9.671626	-10.23%	0
2013	8.453465	10.773535	27.45%	0
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	19.960999	18.915760	-5.24%	0
2014	19.139589	19.960999	4.29%	0
2013	15.010058	19.139589	27.51%	0
2012	12.081950	15.010058	24.24%	0
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
2009	7.129621	10.969289	53.86%	0
2008	14.939812	7.129621	-52.28%	0
2007	14.475045	14.939812	3.21%	0
2006	12.743211	14.475045	13.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	205
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - NQ
2015	14.218935	12.872222	-9.47%	0
2014	14.463720	14.218935	-1.69%	0
2013	10.860714	14.463720	33.17%	0
2012	9.385469	10.860714	15.72%	0
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
2009	6.304461	7.959335	26.25%	0
2008	9.629129	6.304461	-34.53%	0
2007	10.092246	9.629129	-4.59%	0
2006*	10.000000	10.092246	0.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q
2015	17.797027	16.111421	-9.47%	0
2014	18.103408	17.797027	-1.69%	0
2013	13.593737	18.103408	33.17%	0
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2015	8.602359	7.862768	-8.60%	0
2014*	10.000000	8.602359	-13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2015	12.877778	11.770595	-8.60%	0
2014	14.824586	12.877778	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.932813	9.291306	-6.46%	0
2014*	10.000000	9.932813	-0.67%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	15.550408	15.922545	2.39%	0
2014	14.706995	15.550408	5.73%	0
2013	10.762399	14.706995	36.65%	0
2012	9.709845	10.762399	10.84%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.715567	22.142812	-10.41%	0
2014	26.689945	24.715567	-7.40%	0
2013	21.820188	26.689945	22.32%	0
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009	15.902747	19.438614	22.23%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.723014	-2.77%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	12.995594	14.219630	9.42%	0
2014	12.256846	12.995594	6.03%	0
2013	9.579968	12.256846	27.94%	0
2012	7.913008	9.579968	21.07%	0
2011	8.698640	7.913008	-9.03%	0
2010	8.357247	8.698640	4.08%	0
2009	5.855251	8.357247	42.73%	0
2008	10.756603	5.855251	-45.57%	0
2007	8.054624	10.756603	33.55%	0
2006	7.551143	8.054624	6.67%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	6.591529	6.742545	2.29%	0
2014	6.166785	6.591529	6.89%	0
2013	4.659576	6.166785	32.35%	0
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	10.893419	9.710637	-10.86%	0
2014	12.678606	10.893419	-14.08%	0
2013	11.349489	12.678606	11.71%	0
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	23.047524	21.930691	-4.85%	0
2014	20.483490	23.047524	12.52%	0
2013	15.838652	20.483490	29.33%	0
2012	13.461102	15.838652	17.66%	0
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
2009	9.018677	11.169317	23.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.392295	7.339458	-21.86%	0
2014*	10.000000	9.392295	-6.08%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	19.650994	19.029421	-3.16%	0
2014	18.242159	19.650994	7.72%	0
2013	13.762809	18.242159	32.55%	0
2012	12.150524	13.762809	13.27%	0
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
2009	9.596586	11.486745	19.70%	0
2008	14.597459	9.596586	-34.26%	0
2007	13.881187	14.597459	5.16%	0
2006	11.783442	13.881187	17.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	21.577510	20.190147	-6.43%	0
2014	19.514139	21.577510	10.57%	0
2013	15.135135	19.514139	28.93%	362
2012	13.504241	15.135135	12.08%	362
2011	13.725695	13.504241	-1.61%	362
2010	12.375183	13.725695	10.91%	362
2009*	10.000000	12.375183	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.500802	13.326893	-1.29%	0
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.834683	10.566422	-2.48%	0
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.518367	12.369650	-1.19%	0
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.390832	16.556238	-4.80%	0
2014	17.348678	17.390832	0.24%	0
2013	16.575707	17.348678	4.66%	0
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	11.936200	10.932637	-8.41%	0
2014	11.185447	11.936200	6.71%	0
2013	8.436121	11.185447	32.59%	0
2012	7.285500	8.436121	15.79%	0
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
2009	5.365695	6.742362	25.66%	0
2008	8.712249	5.365695	-38.41%	0
2007	9.115994	8.712249	-4.43%	0
2006	8.045521	9.115994	13.31%	364
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.115780	-8.84%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.313240	-6.87%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.476200	12.063790	-3.31%	0
2014	11.973208	12.476200	4.20%	0
2013	8.516641	11.973208	40.59%	0
2012	7.450809	8.516641	14.30%	0
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	0
2009	5.103952	7.631379	49.52%	0
2008*	10.000000	5.103952	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	14.297208	13.930248	-2.57%	0
2014	13.224168	14.297208	8.11%	0
2013	9.749030	13.224168	35.65%	0
2012	8.945341	9.749030	8.98%	0
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
2009	6.085016	7.823806	28.57%	0
2008*	10.000000	6.085016	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	11.779230	11.431257	-2.95%	0
2014	11.470486	11.779230	2.69%	0
2013	11.963215	11.470486	-4.12%	0
2012	11.358538	11.963215	5.32%	0
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
2009	9.795461	10.416211	6.34%	0
2008*	10.000000	9.795461	-2.05%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	18.515520	15.203558	-17.89%	0
2014	20.045678	18.515520	-7.63%	0
2013	20.355369	20.045678	-1.52%	0
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	14.816205	14.467063	-2.36%	0
2014	14.494946	14.816205	2.22%	0
2013	15.455427	14.494946	-6.21%	0
2012	15.343062	15.455427	0.73%	0
2011	14.633524	15.343062	4.85%	0
2010	14.287140	14.633524	2.42%	0
2009	14.233310	14.287140	0.38%	0
2008	13.517369	14.233310	5.30%	0
2007	12.906278	13.517369	4.73%	2,479
2006	12.775650	12.906278	1.02%	2,316
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	11.978324	11.350785	-5.24%	0
2014	12.309276	11.978324	-2.69%	0
2013	10.686762	12.309276	15.18%	0
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	316
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	17.089053	16.537782	-3.23%	0
2014	16.652249	17.089053	2.62%	0
2013	13.387602	16.652249	24.39%	0
2012	11.817147	13.387602	13.29%	0
2011	12.583341	11.817147	-6.09%	0
2010	11.229930	12.583341	12.05%	0
2009	9.031394	11.229930	24.34%	0
2008	14.629797	9.031394	-38.27%	0
2007	14.126678	14.629797	3.56%	0
2006	12.365120	14.126678	14.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.509216	12.260126	-1.99%	0
2014	12.317933	12.509216	1.55%	0
2013	12.020658	12.317933	2.47%	0
2012	11.692852	12.020658	2.80%	0
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
2009	10.528544	11.226634	6.63%	0
2008	11.461211	10.528544	-8.14%	0
2007	11.127671	11.461211	3.00%	0
2006	10.722170	11.127671	3.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.305981	14.911502	-2.58%	0
2014	14.886968	15.305981	2.81%	0
2013	13.058282	14.886968	14.00%	0
2012	12.056058	13.058282	8.31%	0
2011	12.337950	12.056058	-2.28%	0
2010	11.379824	12.337950	8.42%	0
2009	9.771858	11.379824	16.46%	0
2008	13.016218	9.771858	-24.93%	0
2007	12.604126	13.016218	3.27%	0
2006	11.578857	12.604126	8.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	16.473995	15.985768	-2.96%	0
2014	16.057228	16.473995	2.60%	0
2013	13.422973	16.057228	19.62%	0
2012	12.071574	13.422973	11.19%	0
2011	12.617200	12.071574	-4.32%	0
2010	11.439275	12.617200	10.30%	0
2009	9.407785	11.439275	21.59%	0
2008	14.028309	9.407785	-32.94%	0
2007	13.521373	14.028309	3.75%	0
2006	12.075809	13.521373	11.97%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.148450	13.825873	-2.28%	0
2014	13.819172	14.148450	2.38%	0
2013	12.794433	13.819172	8.01%	0
2012	12.115555	12.794433	5.60%	0
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
2009	10.222697	11.447776	11.98%	0
2008	12.310070	10.222697	-16.96%	0
2007	11.897824	12.310070	3.46%	0
2006	11.225416	11.897824	5.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	21.555898	22.144035	2.73%	0
2014	20.268477	21.555898	6.35%	0
2013	15.167716	20.268477	33.63%	378
2012	13.074566	15.167716	16.01%	378
2011	13.680470	13.074566	-4.43%	378
2010	12.863233	13.680470	6.35%	378
2009*	10.000000	12.863233	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	25.390115	24.189825	-4.73%	0
2014	23.738314	25.390115	6.96%	0
2013	18.252366	23.738314	30.06%	0
2012	15.895943	18.252366	14.82%	0
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	0
2009	10.117884	13.525433	33.68%	0
2008	16.291811	10.117884	-37.90%	0
2007	15.497335	16.291811	5.13%	0
2006	14.426404	15.497335	7.42%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.204679	8.997580	-2.25%	0
2014	9.416547	9.204679	-2.25%	0
2013	9.633292	9.416547	-2.25%	123
2012	9.855639	9.633292	-2.26%	123
2011	10.081859	9.855639	-2.24%	123
2010	10.313905	10.081859	-2.25%	123
2009	10.546883	10.313905	-2.21%	123
2008	10.572523	10.546883	-0.24%	123
2007	10.322500	10.572523	2.42%	123
2006	10.101803	10.322500	2.18%	2,766

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.667956	14.872718	-5.08%	0
2014	15.429370	15.667956	1.55%	0
2013	15.964041	15.429370	-3.35%	0
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	17.203330	16.733547	-2.73%	0
2014	17.778617	17.203330	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.966923	8.316372	-7.26%	0
2014*	10.000000	8.966923	-10.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	13.780721	13.933285	1.11%	0
2014	12.765691	13.780721	7.95%	0
2013	9.692208	12.765691	31.71%	0
2012	8.522037	9.692208	13.73%	0
2011	8.978726	8.522037	-5.09%	0
2010	7.951875	8.978726	12.91%	0
2009	6.268363	7.951875	26.86%	0
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	15.701915	14.864879	-5.33%	0
2014	14.534572	15.701915	8.03%	0
2013	10.978345	14.534572	32.39%	0
2012	9.533651	10.978345	15.15%	0
2011	10.356508	9.533651	-7.95%	0
2010*	10.000000	10.356508	3.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	13.836579	13.500181	-2.43%	0
2014	13.606104	13.836579	1.69%	0
2013	10.017701	13.606104	35.82%	0
2012	8.919474	10.017701	12.31%	0
2011	9.527355	8.919474	-6.38%	0
2010	7.685308	9.527355	23.97%	0
2009	6.184777	7.685308	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.595138	13.243266	-2.59%	0
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	0
2009	6.175408	7.648661	23.86%	0
2008*	10.000000	6.175408	-38.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	0
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	8.931924	8.796952	-1.51%	0
2014	8.887660	8.931924	0.50%	0
2013	6.301248	8.887660	41.05%	0
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	28.791684	26.448778	-8.14%	0
2014	27.521796	28.791684	4.61%	0
2013	20.053215	27.521796	37.24%	0
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	0
2009	12.021534	14.831548	23.37%	0
2008	18.127074	12.021534	-33.68%	0
2007	19.920154	18.127074	-9.00%	0
2006	17.372951	19.920154	14.66%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	19.623615	18.868346	-3.85%	0
2014	19.913044	19.623615	-1.45%	0
2013	14.457113	19.913044	37.74%	0
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	0
2009	8.599322	11.322815	31.67%	0
2008	14.233228	8.599322	-39.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.643217	13.460971	-1.34%	0
2014	12.445398	13.643217	9.62%	0
2013	9.711318	12.445398	28.15%	0
2012	8.698871	9.711318	11.64%	0
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
2009	6.475718	7.981931	23.26%	0
2008	11.335692	6.475718	-42.87%	0
2007	10.720914	11.335692	5.73%	0
2006	9.651649	10.720914	11.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.532714	12.519496	-7.49%	0
2014	10.741354	13.532714	25.99%	0
2013	10.663875	10.741354	0.73%	562
2012	9.422383	10.663875	13.18%	562
2011	9.050421	9.422383	4.11%	562
2010	7.111931	9.050421	27.26%	562
2009	5.561032	7.111931	27.89%	562
2008*	10.000000	5.561032	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.073141	13.219475	-6.07%	0
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.565724	-4.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.482390	9.286055	-2.07%	0
2014	9.641839	9.482390	-1.65%	0
2013	9.803310	9.641839	-1.65%	0
2012	9.588009	9.803310	2.25%	0
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
2009	8.578190	9.502722	10.78%	0
2008	10.136974	8.578190	-15.38%	0
2007	9.899222	10.136974	2.40%	0
2006	9.718098	9.899222	1.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	18.653314	18.149068	-2.70%	0
2014	17.287846	18.653314	7.90%	0
2013	12.852555	17.287846	34.51%	0
2012	11.848214	12.852555	8.48%	0
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
2009	8.105646	10.413252	28.47%	0
2008	13.693921	8.105646	-40.81%	0
2007	13.019610	13.693921	5.18%	0
2006	11.713378	13.019610	11.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	7.412653	7.724543	4.21%	0
2014	7.168656	7.412653	3.40%	0
2013	5.392950	7.168656	32.93%	0
2012	4.738094	5.392950	13.82%	0
2011	4.794398	4.738094	-1.17%	0
2010	3.847818	4.794398	24.60%	0
2009	2.968443	3.847818	29.62%	0
2008	5.962681	2.968443	-50.22%	0
2007	5.737368	5.962681	3.93%	0
2006	5.700607	5.737368	0.64%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	16.114173	16.372826	1.61%	0
2014	16.115703	16.114173	-0.01%	0
2013	12.950164	16.115703	24.44%	0
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	0
2009	7.868788	10.750875	36.63%	0
2008	13.459419	7.868788	-41.54%	0
2007	12.952450	13.459419	3.91%	0
2006	11.257951	12.952450	15.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	9.948563	9.504863	-4.46%	0
2014	9.896633	9.948563	0.52%	0
2013	10.137866	9.896633	-2.38%	0
2012*	10.000000	10.137866	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	13.113132	13.244715	1.00%	0
2014	12.117918	13.113132	8.21%	0
2013	9.407559	12.117918	28.81%	0
2012	8.235164	9.407559	14.24%	0
2011	8.425534	8.235164	-2.26%	0
2010	7.423529	8.425534	13.50%	0
2009	5.919937	7.423529	25.40%	0
2008	9.843152	5.919937	-39.86%	0
2007	9.644314	9.843152	2.06%	0
2006	8.576947	9.644314	12.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	15.694096	14.435923	-8.02%	0
2014	14.343626	15.694096	9.42%	0
2013	10.405576	14.343626	37.85%	0
2012	9.022692	10.405576	15.33%	0
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
2009	5.834455	7.824453	34.11%	0
2008	9.601104	5.834455	-39.23%	0
2007	9.943652	9.601104	-3.44%	0
2006*	10.000000	9.943652	-0.56%	340
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.638157	9.198460	-4.56%	0
2014*	10.000000	9.638157	-3.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.965417	10.741077	-2.05%	0
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	11.921300	11.577180	-2.89%	0
2014	11.307457	11.921300	5.43%	0
2013	11.604532	11.307457	-2.56%	0
2012	10.848194	11.604532	6.97%	0
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
2009	9.357413	10.029132	7.18%	0
2008	10.660749	9.357413	-12.23%	0
2007	10.343397	10.660749	3.07%	0
2006*	10.000000	10.343397	3.43%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	25.651512	24.794511	-3.34%	0
2014	25.495625	25.651512	0.61%	0
2013	28.583678	25.495625	-10.80%	0
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.172749	-18.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	19.647414	16.517771	-15.93%	0
2014	20.183542	19.647414	-2.66%	0
2013	18.432443	20.183542	9.50%	0
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	28.566485	18.583215	-34.95%	0
2014	36.126471	28.566485	-20.93%	0
2013	33.435924	36.126471	8.05%	200
2012	33.087192	33.435924	1.05%	200
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.317651	21.186568	-5.07%	0
2014	23.268417	22.317651	-4.09%	0
2013	15.844694	23.268417	46.85%	0
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.459556	10.863699	-5.20%	0
2014	11.413061	11.459556	0.41%	0
2013	12.829804	11.413061	-11.04%	0
2012	12.292390	12.829804	4.37%	0
2011	11.316305	12.292390	8.63%	0
2010	11.075263	11.316305	2.18%	0
2009	10.338268	11.075263	7.13%	0
2008	10.807779	10.338268	-4.34%	0
2007	10.156560	10.807779	6.41%	0
2006	10.285066	10.156560	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015	14.438337	13.245216	-8.26%	0
2014	13.203330	14.438337	9.35%	0
2013	10.000921	13.203330	32.02%	0
2012	8.967462	10.000921	11.52%	0
2011	8.946801	8.967462	0.23%	0
2010	8.063572	8.946801	10.95%	0
2009	7.024654	8.063572	14.79%	0
2008	11.048864	7.024654	-36.42%	0
2007	11.376616	11.048864	-2.88%	0
2006	9.995371	11.376616	13.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2015	17.476169	16.743397	-4.19%	0
2014	15.443229	17.476169	13.16%	0
2013	12.210580	15.443229	26.47%	0
2012	10.799757	12.210580	13.06%	0
2011	11.187844	10.799757	-3.47%	0
2010	9.651560	11.187844	15.92%	0
2009	7.641367	9.651560	26.31%	0
2008	10.392087	7.641367	-26.47%	0
2007	10.945504	10.392087	-5.06%	0
2006*	10.000000	10.945504	9.46%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.695667	-3.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	20.513599	19.474653	-5.06%	0
2014	20.076342	20.513599	2.18%	0
2013	14.678076	20.076342	36.78%	0
2012	13.047872	14.678076	12.49%	0
2011	13.347872	13.047872	-2.25%	0
2010	10.913380	13.347872	22.31%	0
2009	8.980381	10.913380	21.52%	0
2008	13.374065	8.980381	-32.85%	0
2007	13.852287	13.374065	-3.45%	0
2006	12.455279	13.852287	11.22%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2015	11.457471	10.780844	-5.91%	0
2014	10.389787	11.457471	10.28%	0
2013	7.956359	10.389787	30.58%	0
2012	7.310660	7.956359	8.83%	0
2011	7.453633	7.310660	-1.92%	0
2010	6.678660	7.453633	11.60%	0
2009	5.136997	6.678660	30.01%	0
2008	8.059862	5.136997	-36.26%	0
2007	7.694269	8.059862	4.75%	0
2006	7.248388	7.694269	6.15%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2015	13.995756	13.754472	-1.72%	0
2014	12.694690	13.995756	10.25%	0
2013	9.891981	12.694690	28.33%	0
2012	8.793647	9.891981	12.49%	0
2011	8.879689	8.793647	-0.97%	0
2010	7.954894	8.879689	11.63%	0
2009	6.478090	7.954894	22.80%	0
2008	10.603414	6.478090	-38.91%	0
2007	10.365796	10.603414	2.29%	0
2006	9.232631	10.365796	12.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2015	13.654503	12.944525	-5.20%	0
2014	12.996223	13.654503	5.07%	0
2013	11.040513	12.996223	17.71%	0
2012	10.286369	11.040513	7.33%	0
2011	9.707156	10.286369	5.97%	0
2010	8.660039	9.707156	12.09%	0
2009	7.269545	8.660039	19.13%	0
2008	10.616604	7.269545	-31.53%	0
2007	10.196819	10.616604	4.12%	0
2006	9.005763	10.196819	13.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2015	13.385955	12.979455	-3.04%	0
2014	13.268264	13.385955	0.89%	0
2013	13.510663	13.268264	-1.79%	0
2012	12.669128	13.510663	6.64%	0
2011	12.743469	12.669128	-0.58%	0
2010	12.082892	12.743469	5.47%	0
2009	10.321568	12.082892	17.06%	0
2008	11.453642	10.321568	-9.88%	0
2007	11.183290	11.453642	2.42%	0
2006	11.045689	11.183290	1.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2015	12.446517	12.060246	-3.10%	0
2014	12.271328	12.446517	1.43%	0
2013	11.133657	12.271328	10.22%	0
2012	10.256609	11.133657	8.55%	0
2011	10.581476	10.256609	-3.07%	0
2010	9.656190	10.581476	9.58%	0
2009	8.001673	9.656190	20.68%	0
2008	10.987795	8.001673	-27.18%	0
2007	10.406328	10.987795	5.59%	0
2006*	10.000000	10.406328	4.06%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2015	12.332845	11.943561	-3.16%	0
2014	12.122699	12.332845	1.73%	0
2013	10.755752	12.122699	12.71%	0
2012	9.776925	10.755752	10.01%	0
2011	10.172379	9.776925	-3.89%	0
2010	9.138264	10.172379	11.32%	0
2009	7.300625	9.138264	25.17%	0
2008	11.162831	7.300625	-34.60%	0
2007	10.426103	11.162831	7.07%	0
2006*	10.000000	10.426103	4.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2015	12.505231	12.114196	-3.13%	0
2014	12.269044	12.505231	1.93%	0
2013	10.388999	12.269044	18.10%	0
2012	9.255916	10.388999	12.24%	0
2011	9.785865	9.255916	-5.42%	0
2010	8.678912	9.785865	12.75%	0
2009	6.794969	8.678912	27.73%	0
2008	11.289897	6.794969	-39.81%	0
2007	10.446041	11.289897	8.08%	0
2006*	10.000000	10.446041	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	9.283086	7.150495	-22.97%	0
2014	10.948546	9.283086	-15.21%	0
2013	9.073083	10.948546	20.67%	0
2012	8.913122	9.073083	1.79%	0
2011	9.672351	8.913122	-7.85%	0
2010	8.350939	9.672351	15.82%	0
2009	5.821893	8.350939	43.44%	0
2008	13.137711	5.821893	-55.69%	0
2007	9.281768	13.137711	41.54%	0
2006*	10.000000	9.281768	-7.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2015	14.030547	13.080028	-6.77%	0
2014	13.285928	14.030547	5.60%	0
2013	10.677453	13.285928	24.43%	0
2012	9.374462	10.677453	13.90%	0
2011	9.561855	9.374462	-1.96%	0
2010	8.547432	9.561855	11.87%	0
2009	6.762759	8.547432	26.39%	0
2008	12.144305	6.762759	-44.31%	0
2007	12.321441	12.144305	-1.44%	0
2006	10.555716	12.321441	16.73%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2015	11.869069	12.350391	4.06%	0
2014	10.982243	11.869069	8.08%	0
2013	8.295234	10.982243	32.39%	0
2012	7.450934	8.295234	11.33%	0
2011	7.654311	7.450934	-2.66%	0
2010	6.347556	7.654311	20.59%	0
2009	5.095996	6.347556	24.56%	0
2008	9.936765	5.095996	-48.72%	0
2007	8.058978	9.936765	23.30%	0
2006	7.767612	8.058978	3.75%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2015	16.198241	15.153263	-6.45%	0
2014	16.487680	16.198241	-1.76%	0
2013	16.021499	16.487680	2.91%	0
2012	14.434928	16.021499	10.99%	0
2011	14.288717	14.434928	1.02%	0
2010	12.918876	14.288717	10.60%	0
2009	9.244095	12.918876	39.75%	0
2008	12.691556	9.244095	-27.16%	0
2007	12.721185	12.691556	-0.23%	0
2006	11.770806	12.721185	8.07%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2015	12.026621	11.607337	-3.49%	0
2014	11.699839	12.026621	2.79%	0
2013	12.268733	11.699839	-4.64%	0
2012	11.934549	12.268733	2.80%	0
2011	11.451833	11.934549	4.22%	0
2010	10.941422	11.451833	4.66%	0
2009	9.731239	10.941422	12.44%	0
2008	10.358069	9.731239	-6.05%	0
2007	10.227336	10.358069	1.28%	0
2006	10.087380	10.227336	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2015	14.485293	13.868466	-4.26%	0
2014	14.033081	14.485293	3.22%	0
2013	10.610607	14.033081	32.26%	0
2012	9.513668	10.610607	11.53%	0
2011	10.962106	9.513668	-13.21%	0
2010	8.762439	10.962106	25.10%	0
2009	6.438424	8.762439	36.10%	0
2008	10.950780	6.438424	-41.21%	0
2007	9.756903	10.950780	12.24%	0
2006*	10.000000	9.756903	-2.43%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2015	11.209427	11.275794	0.59%	0
2014	12.557233	11.209427	-10.73%	0
2013	9.908744	12.557233	26.73%	0
2012	8.457495	9.908744	17.16%	0
2011	10.511918	8.457495	-19.54%	0
2010	9.570889	10.511918	9.83%	0
2009	7.787736	9.570889	22.90%	0
2008	14.273871	7.787736	-45.44%	0
2007	12.531063	14.273871	13.91%	0
2006	10.929475	12.531063	14.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2015	18.583766	17.511523	-5.77%	0
2014	17.919877	18.583766	3.70%	0
2013	14.132977	17.919877	26.79%	0
2012	11.440478	14.132977	23.53%	0
2011	12.912043	11.440478	-11.40%	0
2010	10.504629	12.912043	22.92%	0
2009	6.866244	10.504629	52.99%	0
2008	14.469677	6.866244	-52.55%	0
2007	14.099296	14.469677	2.63%	0
2006	12.482441	14.099296	12.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	13.539982	12.188571	-9.98%	0
2014	13.851053	13.539982	-2.25%	0
2013	10.459478	13.851053	32.43%	0
2012	9.089988	10.459478	15.07%	0
2011	9.716735	9.089988	-6.45%	0
2010	7.796103	9.716735	24.64%	0
2009	6.210129	7.796103	25.54%	0
2008	9.538874	6.210129	-34.90%	0
2007	10.054554	9.538874	-5.13%	0
2006*	10.000000	10.054554	0.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	8.569806	7.788890	-9.11%	0
2014*	10.000000	8.569806	-14.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	19.104702	19.451805	1.82%	0
2014	18.170751	19.104702	5.14%	0
2013	13.372305	18.170751	35.88%	0
2012	12.132933	13.372305	10.21%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.293015	21.641709	-10.91%	0
2014	26.382184	24.293015	-7.92%	0
2013	21.690550	26.382184	21.63%	0
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.686401	-3.14%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	16.164744	17.587781	8.80%	0
2014	15.332084	16.164744	5.43%	0
2013	12.051344	15.332084	27.22%	0
2012	10.010772	12.051344	20.38%	0
2011	11.066831	10.010772	-9.54%	0
2010	10.692615	11.066831	3.50%	0
2009	7.533825	10.692615	41.93%	0
2008	13.918876	7.533825	-45.87%	0
2007	10.481825	13.918876	32.79%	0
2006	9.882088	10.481825	6.07%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	11.424262	11.620251	1.72%	0
2014	10.748570	11.424262	6.29%	0
2013	8.167452	10.748570	31.60%	0
2012	7.052719	8.167452	15.81%	0
2011	7.943237	7.052719	-11.21%	0
2010	6.569138	7.943237	20.92%	0
2009	4.307514	6.569138	52.50%	0
2008	7.910212	4.307514	-45.54%	0
2007	6.688093	7.910212	18.27%	0
2006	6.380763	6.688093	4.82%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	13.775507	12.210620	-11.36%	0
2014	16.123831	13.775507	-14.56%	0
2013	14.515186	16.123831	11.08%	0
2012	13.195199	14.515186	10.00%	0
2011	20.063172	13.195199	-34.23%	0
2010	16.509985	20.063172	21.52%	0
2009	9.485235	16.509985	74.06%	0
2008	20.429517	9.485235	-53.57%	0
2007	16.420222	20.429517	24.42%	0
2006	11.519963	16.420222	42.54%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2015	21.702029	20.534173	-5.38%	0
2014	19.396799	21.702029	11.88%	0
2013	15.083191	19.396799	28.60%	0
2012	12.891730	15.083191	17.00%	0
2011	12.981794	12.891730	-0.69%	0
2010	10.818077	12.981794	20.00%	0
2009	8.784492	10.818077	23.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
2010	13.337878	14.418845	8.10%	0
2009	11.206165	13.337878	19.02%	0
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2015	20.898667	19.444886	-6.96%	0
2014	19.007140	20.898667	9.95%	0
2013	14.825253	19.007140	28.21%	0
2012	13.302773	14.825253	11.44%	0
2011	13.597268	13.302773	-2.17%	0
2010	12.328706	13.597268	10.29%	0
2009*	10.000000	12.328706	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.103931	16.191440	-5.33%	0
2014	17.159027	17.103931	-0.32%	0
2013	16.487257	17.159027	4.07%	0
2012	14.807799	16.487257	11.34%	0
2011	14.673117	14.807799	0.92%	0
2010	13.340729	14.673117	9.99%	0
2009	9.400540	13.340729	41.91%	0
2008	13.430772	9.400540	-30.01%	0
2007	13.399738	13.430772	0.23%	0
2006	12.463071	13.399738	7.52%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2015	13.627373	12.411351	-8.92%	0
2014	12.842511	13.627373	6.11%	0
2013	9.740640	12.842511	31.84%	0
2012	8.459791	9.740640	15.14%	0
2011	8.910210	8.459791	-5.06%	0
2010	7.917841	8.910210	12.53%	0
2009	6.336820	7.917841	24.95%	0
2008	10.347466	6.336820	-38.76%	0
2007	10.888605	10.347466	-4.97%	0
2006	9.664193	10.888605	12.67%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.081422	-9.19%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.278148	-7.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2015	12.015445	11.552888	-3.85%	0
2014	11.596296	12.015445	3.61%	0
2013	8.295171	11.596296	39.80%	0
2012	7.298207	8.295171	13.66%	0
2011	8.495147	7.298207	-14.09%	0
2010	7.559816	8.495147	12.37%	0
2009	5.084689	7.559816	48.68%	0
2008*	10.000000	5.084689	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2015	13.769253	13.340351	-3.11%	0
2014	12.807892	13.769253	7.51%	0
2013	9.495529	12.807892	34.88%	0
2012	8.762149	9.495529	8.37%	0
2011	9.310111	8.762149	-5.89%	0
2010	7.750430	9.310111	20.12%	0
2009	6.062056	7.750430	27.85%	0
2008*	10.000000	6.062056	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2015	11.344452	10.947374	-3.50%	0
2014	11.109608	11.344452	2.11%	0
2013	11.652403	11.109608	-4.66%	0
2012	11.126194	11.652403	4.73%	0
2011	10.737632	11.126194	3.62%	0
2010	10.318745	10.737632	4.06%	0
2009	9.758691	10.318745	5.74%	0
2008*	10.000000	9.758691	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	19.169910	15.652206	-18.35%	0
2014	20.871677	19.169910	-8.15%	0
2013	21.314084	20.871677	-2.08%	0
2012	18.708337	21.314084	13.93%	0
2011	24.794479	18.708337	-24.55%	0
2010	21.956290	24.794479	12.93%	0
2009	13.831355	21.956290	58.74%	0
2008	33.693189	13.831355	-58.95%	0
2007	23.813945	33.693189	41.49%	0
2006	17.918416	23.813945	32.90%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.259307	11.903059	-2.91%	0
2014	12.061356	12.259307	1.64%	0
2013	12.933376	12.061356	-6.74%	0
2012	12.912182	12.933376	0.16%	0
2011	12.384534	12.912182	4.26%	0
2010	12.159802	12.384534	1.85%	0
2009	12.182521	12.159802	-0.19%	0
2008	11.635178	12.182521	4.70%	0
2007	11.172362	11.635178	4.14%	0
2006	11.121681	11.172362	0.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2015	13.382811	12.610296	-5.77%	0
2014	13.830412	13.382811	-3.24%	0
2013	12.075311	13.830412	14.53%	0
2012	10.746577	12.075311	12.36%	0
2011	12.252101	10.746577	-12.29%	0
2010	11.125937	12.252101	10.12%	0
2009	8.823813	11.125937	26.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	15.886473	15.287470	-3.77%	0
2014	15.568011	15.886473	2.05%	0
2013	12.586691	15.568011	23.69%	0
2012	11.173181	12.586691	12.65%	0
2011	11.964834	11.173181	-6.62%	0
2010	10.738307	11.964834	11.42%	0
2009	8.684887	10.738307	23.64%	0
2008	14.148318	8.684887	-38.62%	0
2007	13.739493	14.148318	2.98%	0
2006	12.094067	13.739493	13.61%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.629024	11.333328	-2.54%	0
2014	11.515999	11.629024	0.98%	0
2013	11.301659	11.515999	1.90%	0
2012	11.055827	11.301659	2.22%	0
2011	11.049669	11.055827	0.06%	0
2010	10.735313	11.049669	2.93%	0
2009	10.124734	10.735313	6.03%	0
2008	11.084019	10.124734	-8.65%	0
2007	10.822672	11.084019	2.41%	0
2006	10.487114	10.822672	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	14.228950	13.784217	-3.13%	0
2014	13.917737	14.228950	2.24%	0
2013	12.277167	13.917737	13.36%	0
2012	11.399184	12.277167	7.70%	0
2011	11.731588	11.399184	-2.83%	0
2010	10.881725	11.731588	7.81%	0
2009	9.397013	10.881725	15.80%	0
2008	12.587849	9.397013	-25.35%	0
2007	12.258669	12.587849	2.69%	0
2006	11.325043	12.258669	8.24%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	15.314781	14.777275	-3.51%	0
2014	15.011812	15.314781	2.02%	0
2013	12.620018	15.011812	18.95%	0
2012	11.413816	12.620018	10.57%	0
2011	11.997088	11.413816	-4.86%	0
2010	10.938546	11.997088	9.68%	0
2009	9.046885	10.938546	20.91%	0
2008	13.566652	9.046885	-33.32%	0
2007	13.150794	13.566652	3.16%	0
2006	11.811103	13.150794	11.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.152912	12.780704	-2.83%	0
2014	12.919494	13.152912	1.81%	0
2013	12.029153	12.919494	7.40%	0
2012	11.455494	12.029153	5.01%	0
2011	11.546560	11.455494	-0.79%	0
2010	10.946741	11.546560	5.48%	0
2009	9.830579	10.946741	11.35%	0
2008	11.904923	9.830579	-17.42%	0
2007	11.571698	11.904923	2.88%	0
2006	10.979319	11.571698	5.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2015	20.877733	21.326702	2.15%	0
2014	19.741893	20.877733	5.75%	0
2013	14.857195	19.741893	32.88%	0
2012	12.879503	14.857195	15.36%	0
2011	13.552476	12.879503	-4.97%	0
2010	12.814927	13.552476	5.76%	0
2009*	10.000000	12.814927	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	21.454587	20.325326	-5.26%	0
2014	20.172330	21.454587	6.36%	0
2013	15.598185	20.172330	29.32%	0
2012	13.661457	15.598185	14.18%	0
2011	14.421186	13.661457	-5.27%	0
2010	11.755908	14.421186	22.67%	0
2009	8.843928	11.755908	32.93%	0
2008	14.321306	8.843928	-38.25%	0
2007	13.700429	14.321306	4.53%	0
2006	12.825652	13.700429	6.82%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.147471	7.919344	-2.80%	0
2014	8.382165	8.147471	-2.80%	0
2013	8.623628	8.382165	-2.80%	0
2012	8.872732	8.623628	-2.81%	0
2011	9.127609	8.872732	-2.79%	0
2010	9.390532	9.127609	-2.80%	0
2009	9.656987	9.390532	-2.76%	0
2008	9.735239	9.656987	-0.80%	0
2007	9.559098	9.735239	1.84%	0
2006	9.407511	9.559098	1.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.911839	13.131420	-5.61%	0
2014	13.777511	13.911839	0.97%	0
2013	14.335624	13.777511	-3.89%	0
2012	13.139948	14.335624	9.10%	0
2011	12.806930	13.139948	2.60%	0
2010	11.914299	12.806930	7.49%	0
2009	9.854736	11.914299	20.90%	0
2008	12.258317	9.854736	-19.61%	0
2007	12.055767	12.258317	1.68%	0
2006	11.829718	12.055767	1.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2015	16.662010	16.115774	-3.28%	0
2014	17.316655	16.662010	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2015	8.932297	8.237602	-7.78%	0
2014*	10.000000	8.932297	-10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2015	13.271949	13.343371	0.54%	0
2014	12.363965	13.271949	7.34%	0
2013	9.440268	12.363965	30.97%	0
2012	8.347581	9.440268	13.09%	0
2011	8.844581	8.347581	-5.62%	0
2010	7.877347	8.844581	12.28%	0
2009	6.244736	7.877347	26.14%	0
2008*	10.000000	6.244736	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2015	15.293471	14.396721	-5.86%	0
2014	14.236597	15.293471	7.42%	0
2013	10.814070	14.236597	31.65%	0
2012	9.444264	10.814070	14.50%	0
2011	10.317367	9.444264	-8.46%	0
2010*	10.000000	10.317367	3.17%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	13.325641	12.928480	-2.98%	0
2014	13.177852	13.325641	1.12%	0
2013	9.757245	13.177852	35.06%	0
2012	8.736839	9.757245	11.68%	0
2011	9.384987	8.736839	-6.91%	0
2010	7.613254	9.384987	23.27%	0
2009	6.161456	7.613254	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
2010	7.576931	9.314391	22.93%	0
2009	6.152116	7.576931	23.16%	0
2008*	10.000000	6.152116	-38.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
2010	8.408810	9.778223	16.29%	0
2009	6.630696	8.408810	26.82%	0
2008*	10.000000	6.630696	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.789987	11.546476	-2.07%	0
2014	11.797949	11.789987	-0.07%	0
2013	8.411881	11.797949	40.25%	0
2012	7.629523	8.411881	10.25%	0
2011	7.900091	7.629523	-3.42%	0
2010	6.478729	7.900091	21.94%	0
2009	5.229333	6.478729	23.89%	0
2008	10.041738	5.229333	-47.92%	0
2007	9.414637	10.041738	6.66%	0
2006	9.384246	9.414637	0.32%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	18.672455	17.056432	-8.65%	0
2014	17.949884	18.672455	4.03%	0
2013	13.152752	17.949884	36.47%	0
2012	11.235337	13.152752	17.07%	0
2011	12.175792	11.235337	-7.72%	0
2010	9.893930	12.175792	23.06%	0
2009	8.064801	9.893930	22.68%	0
2008	12.229773	8.064801	-34.06%	0
2007	13.516037	12.229773	-9.52%	0
2006	11.854253	13.516037	14.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	18.956008	18.123853	-4.39%	0
2014	19.344469	18.956008	-2.01%	0
2013	14.123711	19.344469	36.96%	0
2012	12.581103	14.123711	12.26%	0
2011	13.704719	12.581103	-8.20%	0
2010	11.250488	13.704719	21.81%	0
2009	8.592740	11.250488	30.93%	0
2008	14.303051	8.592740	-39.92%	0
2007	14.410196	14.303051	-0.74%	0
2006	13.231327	14.410196	8.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	13.706635	13.447448	-1.89%	0
2014	12.574000	13.706635	9.01%	0
2013	9.867147	12.574000	27.43%	0
2012	8.888578	9.867147	11.01%	0
2011	9.096005	8.888578	-2.28%	0
2010	8.248436	9.096005	10.28%	0
2009	6.729807	8.248436	22.57%	0
2008	11.847340	6.729807	-43.20%	0
2007	11.268563	11.847340	5.14%	0
2006	10.201905	11.268563	10.46%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2015	13.032743	11.989107	-8.01%	0
2014	10.402982	13.032743	25.28%	0
2013	10.386398	10.402982	0.16%	0
2012	9.229249	10.386398	12.54%	0
2011	8.914948	9.229249	3.53%	0
2010	7.045037	8.914948	26.54%	0
2009	5.539956	7.045037	27.17%	0
2008*	10.000000	5.539956	-44.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
2010	12.789798	13.220877	3.37%	0
2009*	10.000000	12.789798	27.90%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015*	10.000000	9.557292	-4.43%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	0
2008	9.873439	8.308151	-15.85%	0
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	17.564203	16.993244	-3.25%	0
2014	16.370562	17.564203	7.29%	0
2013	12.239414	16.370562	33.75%	0
2012	11.346989	12.239414	7.86%	0
2011	12.044243	11.346989	-5.79%	0
2010	10.085747	12.044243	19.42%	0
2009	7.895143	10.085747	27.75%	0
2008	13.413996	7.895143	-41.14%	0
2007	12.826024	13.413996	4.58%	0
2006	11.604312	12.826024	10.53%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2015	11.773812	12.200162	3.62%	0
2014	11.450708	11.773812	2.82%	0
2013	8.663035	11.450708	32.18%	0
2012	7.654261	8.663035	13.18%	0
2011	7.788949	7.654261	-1.73%	0
2010	6.286480	7.788949	23.90%	0
2009	4.877209	6.286480	28.90%	0
2008	9.852451	4.877209	-50.50%	0
2007	9.534100	9.852451	3.34%	0
2006	9.526496	9.534100	0.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2015	16.989382	17.164939	1.03%	0
2014	17.087154	16.989382	-0.57%	0
2013	13.808431	17.087154	23.74%	0
2012	11.715709	13.808431	17.86%	0
2011	13.142222	11.715709	-10.85%	0
2010	11.659063	13.142222	12.72%	0
2009	8.581803	11.659063	35.86%	0
2008	14.762294	8.581803	-41.87%	0
2007	14.287084	14.762294	3.33%	0
2006	12.488041	14.287084	14.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2015	9.826905	9.335789	-5.00%	0
2014	9.830931	9.826905	-0.04%	0
2013	10.127559	9.830931	-2.93%	0
2012*	10.000000	10.127559	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2015	14.059644	14.120815	0.44%	0
2014	13.066116	14.059644	7.60%	0
2013	10.201029	13.066116	28.09%	0
2012	8.980389	10.201029	13.59%	0
2011	9.239885	8.980389	-2.81%	0
2010	8.187059	9.239885	12.86%	0
2009	6.565778	8.187059	24.69%	0
2008	10.978937	6.565778	-40.20%	0
2007	10.818360	10.978937	1.48%	0
2006	9.675327	10.818360	11.81%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2015	14.944730	13.669258	-8.53%	0
2014	13.736021	14.944730	8.80%	0
2013	10.021114	13.736021	37.07%	0
2012	8.738607	10.021114	14.68%	0
2011	9.193247	8.738607	-4.95%	0
2010	7.663967	9.193247	19.95%	0
2009	5.747137	7.663967	33.35%	0
2008	9.511102	5.747137	-39.57%	0
2007	9.906509	9.511102	-3.99%	0
2006*	10.000000	9.906509	-0.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
2010	10.838809	11.081664	2.24%	0
2009*	10.000000	10.838809	8.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2015	11.352307	10.962562	-3.43%	0
2014	10.828683	11.352307	4.84%	0
2013	11.176070	10.828683	-3.11%	0
2012	10.506918	11.176070	6.37%	0
2011	10.230911	10.506918	2.70%	0
2010	9.823676	10.230911	4.15%	0
2009	9.217569	9.823676	6.58%	0
2008	10.560867	9.217569	-12.72%	0
2007	10.304780	10.560867	2.49%	0
2006*	10.000000	10.304780	3.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2015	21.915733	21.064298	-3.89%	0
2014	21.905826	21.915733	0.05%	0
2013	24.698135	21.905826	-11.31%	0
2012	21.541984	24.698135	14.65%	0
2011	20.704699	21.541984	4.04%	0
2010	19.409428	20.704699	6.67%	0
2009	15.335483	19.409428	26.57%	0
2008	18.556578	15.335483	-17.36%	0
2007	17.923217	18.556578	3.53%	0
2006	16.639741	17.923217	7.71%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.141933	-18.58%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2015	32.184096	26.905048	-16.40%	0
2014	33.249519	32.184096	-3.20%	0
2013	30.536617	33.249519	8.88%	0
2012	24.203432	30.536617	26.17%	0
2011	33.530198	24.203432	-27.82%	0
2010	27.195437	33.530198	23.29%	0
2009	13.124124	27.195437	107.22%	0
2008	38.341062	13.124124	-65.77%	0
2007	28.667512	38.341062	33.74%	0
2006	21.141424	28.667512	35.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	24.248718	15.685389	-35.31%	0
2014	30.839934	24.248718	-21.37%	0
2013	28.704629	30.839934	7.44%	0
2012	28.566428	28.704629	0.48%	0
2011	35.174908	28.566428	-18.79%	0
2010	28.000916	35.174908	25.62%	0
2009	18.286568	28.000916	53.12%	0
2008	34.923264	18.286568	-47.64%	0
2007	24.721668	34.923264	41.27%	0
2006	20.428335	24.721668	21.02%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.615413	20.404409	-5.60%	0
2014	22.663860	21.615413	-4.63%	0
2013	15.520235	22.663860	46.03%	0
2012	14.803292	15.520235	4.84%	0
2011	15.962720	14.803292	-7.26%	0
2010	12.953957	15.962720	23.23%	0
2009*	10.000000	12.953957	29.54%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	29.286860	26.520300	-9.45%	95,395
2014	31.290052	29.286860	-6.40%	123,870
2013	25.309292	31.290052	23.63%	142,116
2012	21.495425	25.309292	17.74%	151,310
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
2008	24.107427	17.674192	-26.69%	3,340
2007	16.932234	24.107427	42.38%	3,269
2006	14.263441	16.932234	18.71%	1,604
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	20.641481	20.327450	-1.52%	59
2014	19.421080	20.641481	6.28%	63
2013	15.891071	19.421080	22.21%	5
2012	14.393951	15.891071	10.40%	5
2011	14.101184	14.393951	2.08%	106
2010	12.187343	14.101184	15.70%	180
2009	10.894499	12.187343	11.87%	270
2008	13.957586	10.894499	-21.95%	117
2007	12.429399	13.957586	12.29%	147
2006	11.311806	12.429399	9.88%	413
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	16.195487	16.033257	-1.00%	144
2014	15.710820	16.195487	3.08%	152
2013	16.241128	15.710820	-3.27%	223
2012	15.540629	16.241128	4.51%	223
2011	14.657750	15.540629	6.02%	306
2010	13.990719	14.657750	4.77%	1,900
2009	13.214006	13.990719	5.88%	1,832
2008	13.332908	13.214006	-0.89%	1,832
2007	12.771687	13.332908	4.39%	1,614
2006	12.400171	12.771687	3.00%	762
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	18.565151	18.215096	-1.89%	141
2014	17.132500	18.565151	8.36%	148
2013	12.988199	17.132500	31.91%	20
2012	11.084368	12.988199	17.18%	20
2011	11.035256	11.084368	0.45%	20
2010	9.238765	11.035256	19.45%	2,163
2009	7.539773	9.238765	22.53%	2,504
2008	11.699359	7.539773	-35.55%	1,918
2007	10.385371	11.699359	12.65%	2,019
2006	8.984926	10.385371	15.59%	1,965

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.925169	19.281403	-3.23%	115
2014	18.360605	19.925169	8.52%	119
2013	14.337669	18.360605	28.06%	254
2012	12.822563	14.337669	11.82%	254
2011	13.616581	12.822563	-5.83%	254
2010	11.842989	13.616581	14.98%	1,630
2009	10.168397	11.842989	16.47%	1,630
2008	16.059891	10.168397	-36.68%	1,630
2007	13.927831	16.059891	15.31%	1,376
2006	12.161212	13.927831	14.53%	628
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.338595	9.490970	-23.08%	104
2014	13.963246	12.338595	-11.64%	85
2013	11.062212	13.963246	26.22%	0
2012	11.044965	11.062212	0.16%	0
2011	12.295281	11.044965	-10.17%	0
2010	10.204060	12.295281	20.49%	0
2009	7.351862	10.204060	38.80%	0
2008	13.817893	7.351862	-46.79%	0
2007	9.244437	13.817893	49.47%	0
2006*	10.000000	9.244437	-7.56%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.317165	9.922740	-3.82%	0
2014	10.423272	10.317165	-1.02%	0
2013	10.369002	10.423272	0.52%	0
2012	9.862979	10.369002	5.13%	0
2011*	10.000000	9.862979	-1.37%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.729705	15.046864	2.15%	12
2014	14.767543	14.729705	-0.26%	12
2013	12.536555	14.767543	17.80%	12
2012	10.748764	12.536555	16.63%	12
2011	11.738553	10.748764	-8.43%	12
2010	10.350505	11.738553	13.41%	190
2009	8.256069	10.350505	25.37%	404
2008	14.444150	8.256069	-42.84%	37
2007	12.053681	14.444150	19.83%	101
2006	10.083529	12.053681	19.54%	680

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.649201	8.931744	-23.33%	112
2014	13.558311	11.649201	-14.08%	91
2013	12.729840	13.558311	6.51%	91
2012	12.646540	12.729840	0.66%	91
2011	16.294435	12.646540	-22.39%	91
2010	14.088146	16.294435	15.66%	91
2009	8.211874	14.088146	71.56%	91
2008	21.567268	8.211874	-61.92%	91
2007	15.212637	21.567268	41.77%	0
2006	12.269102	15.212637	23.99%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.245005	18.259484	5.88%	0
2014	15.610640	17.245005	10.47%	0
2013	11.578714	15.610640	34.82%	178
2012	10.394903	11.578714	11.39%	178
2011	10.302143	10.394903	0.90%	240
2010	9.262002	10.302143	11.23%	240
2009	7.377185	9.262002	25.55%	240
2008	11.447833	11.717152	21.44%	62
2007	9.426908	11.447833	21.44%	62
2006	9.083547	9.426908	3.78%	160
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	25.994052	24.011499	-7.63%	89
2014	25.818009	25.994052	0.68%	90
2013	23.648612	25.818009	9.17%	0
2012	20.175574	23.648612	17.21%	0
2011	19.399657	20.175574	4.00%	0
2010	17.095068	19.399657	13.48%	0
2009	11.817089	17.095068	44.66%	0
2008	15.298564	11.817089	-22.76%	1,462
2007	14.909699	15.298564	2.61%	1,462
2006	13.685516	14.909699	8.95%	31
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.671408	18.274406	-2.13%	0
2014	18.629315	18.671408	0.23%	0
2013	15.094965	18.629315	23.41%	0
2012	13.481959	15.094965	11.96%	0
2011	15.845652	13.481959	-14.92%	0
2010	14.056891	15.845652	12.73%	1,162
2009	10.387686	14.056891	35.32%	1,162
2008	18.209601	10.387686	-42.95%	1,162
2007	16.774794	18.209601	8.55%	1,162
2006	13.098654	16.774794	28.07%	535

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.145385	10.111031	-0.34%	0
2014	10.169461	10.145385	-0.24%	0
2013	10.348631	10.169461	-1.73%	0
2012	10.132959	10.348631	2.13%	0
2011*	10.000000	10.132959	1.33%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.811231	21.370332	-10.25%	0
2014	24.527379	23.811231	-2.92%	0
2013	15.783676	24.527379	55.40%	0
2012	14.284267	15.783676	10.50%	0
2011	15.547749	14.284267	-8.13%	0
2010	11.171963	15.547749	39.17%	0
2009	8.003237	11.171963	39.59%	0
2008	15.588775	8.003237	-48.66%	0
2007	14.817761	15.588775	5.20%	0
2006	13.358941	14.817761	10.92%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	24.227587	22.553302	-6.91%	49
2014	22.732884	24.227587	6.58%	49
2013	17.707638	22.732884	28.38%	0
2012	15.783008	17.707638	12.19%	0
2011	16.064261	15.783008	-1.75%	0
2010	12.359027	16.064261	29.98%	0
2009	8.529179	12.359027	44.90%	0
2008	13.537212	8.529179	-36.99%	0
2007	12.167455	13.537212	11.26%	0
2006	11.344145	12.167455	7.26%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.396627	10.273921	-1.18%	109
2014	10.520791	10.396627	-1.18%	114
2013	10.646444	10.520791	-1.18%	262
2012	10.773953	10.646444	-1.18%	262
2011	10.902264	10.773953	-1.18%	262
2010	11.026382	10.902264	-1.13%	262
2009	11.047768	11.026382	-0.19%	262
2008	10.942913	11.047768	0.96%	262
2007	10.587809	10.942913	3.35%	0
2006	10.272515	10.587809	3.07%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.959231	22.733545	3.53%	57
2014	17.074909	21.959231	28.61%	62
2013	17.089164	17.074909	-0.08%	6
2012	14.693830	17.089164	16.30%	6
2011	14.162571	14.693830	3.75%	6
2010	11.154422	14.162571	26.97%	90
2009	9.132678	11.154422	22.14%	191
2008	14.451912	9.132678	-36.81%	14
2007	17.428504	14.451912	-17.08%	35
2006	13.559914	17.428504	28.53%	237
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.198275	26.098089	-4.05%	54
2014	26.750044	27.198275	1.68%	56
2013	17.312708	26.750044	54.51%	12
2012	13.708353	17.312708	26.29%	12
2011	14.723734	13.708353	-6.90%	42
2010	13.216844	14.723734	11.40%	208
2009	9.300091	13.216844	42.12%	407
2008	14.238658	9.300091	-34.68%	74
2007	11.588637	14.238658	22.87%	151
2006	10.873008	11.588637	6.58%	923
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	19.716204	19.846317	0.66%	7
2014	19.642550	19.716204	0.37%	7
2013	13.867849	19.642550	41.64%	7
2012	13.347348	13.867849	3.90%	7
2011	15.111435	13.347348	-11.67%	31
2010	11.870403	15.111435	27.30%	124
2009	8.918006	11.870403	33.11%	236
2008	14.840515	8.918006	-39.91%	44
2007	13.233103	14.840515	12.15%	77
2006	12.749111	13.233103	3.80%	447
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.740716	19.347281	-6.72%	6
2014	19.610731	20.740716	5.76%	6
2013	14.864808	19.610731	31.93%	168
2012	12.682597	14.864808	17.21%	168
2011	14.718680	12.682597	-13.83%	168
2010	11.784563	14.718680	24.90%	248
2009	9.235729	11.784563	27.60%	343
2008	12.655021	9.235729	-27.02%	179
2007	13.361412	12.655021	-5.29%	46
2006	11.573723	13.361412	15.45%	310

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	22.186851	21.062413	-5.07%	0
2014	20.241130	22.186851	9.61%	0
2013	15.137716	20.241130	33.71%	0
2012	12.888532	15.137716	17.45%	0
2011	14.074640	12.888532	-8.43%	96
2010	12.000501	14.074640	17.28%	96
2009	9.591048	12.000501	25.12%	96
2008	14.667394	9.591048	-34.61%	96
2007	14.570214	14.667394	0.67%	96
2006	12.616841	14.570214	15.48%	96

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.872336	26.118452	-9.54%	38,629
2014	30.878453	28.872336	-6.50%	41,794
2013	25.001652	30.878453	23.51%	39,282
2012	21.255696	25.001652	17.62%	35,337
2011	23.207443	21.255696	-8.41%	34,861
2010	21.635967	23.207443	7.26%	49,454
2009	17.530208	21.635967	23.42%	30,881
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	20.349264	20.019400	-1.62%	0
2014	19.165545	20.349264	6.18%	0
2013	15.697866	19.165545	22.09%	0
2012	14.233388	15.697866	10.29%	0
2011	13.957983	14.233388	1.97%	0
2010	12.075777	13.957983	15.59%	0
2009	10.805705	12.075777	11.75%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.966224	15.790288	-1.10%	0
2014	15.504102	15.966224	2.98%	0
2013	16.043671	15.504102	-3.36%	0
2012	15.367275	16.043671	4.40%	0
2011	14.508882	15.367275	5.92%	0
2010	13.862661	14.508882	4.66%	0
2009	13.106322	13.862661	5.77%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	18.302273	17.938997	-1.98%	0
2014	16.907026	18.302273	8.25%	0
2013	12.830235	16.907026	31.77%	0
2012	10.960674	12.830235	17.06%	0
2011	10.923138	10.960674	0.34%	0
2010	9.154142	10.923138	19.32%	0
2009	7.478280	9.154142	22.41%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.711237	19.055075	-3.33%	0
2014	18.181867	19.711237	8.41%	0
2013	14.212481	18.181867	27.93%	0
2012	12.723510	14.212481	11.70%	0
2011	13.525052	12.723510	-5.93%	0
2010	11.775283	13.525052	14.86%	0
2009	10.120509	11.775283	16.35%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.230732	9.398458	-23.16%	0
2014	13.855228	12.230732	-11.72%	0
2013	10.987757	13.855228	26.10%	0
2012	10.981767	10.987757	0.05%	0
2011	12.237289	10.981767	-10.26%	0
2010	10.166203	12.237289	20.37%	0
2009	7.332010	10.166203	38.66%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.278942	9.875969	-3.92%	0
2014	10.395182	10.278942	-1.12%	0
2013	10.351532	10.395182	0.42%	0
2012	9.856361	10.351532	5.02%	0
2011*	10.000000	9.856361	-1.44%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.521094	14.818743	2.05%	0
2014	14.573152	14.521094	-0.36%	0
2013	12.384060	14.573152	17.68%	0
2012	10.628804	12.384060	16.51%	0
2011	11.619294	10.628804	-8.52%	0
2010	10.255711	11.619294	13.30%	0
2009	8.188744	10.255711	25.24%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.536588	8.836438	-23.41%	0
2014	13.440861	11.536588	-14.17%	0
2013	12.632368	13.440861	6.40%	0
2012	12.562453	12.632368	0.56%	0
2011	16.202496	12.562453	-22.47%	0
2010	14.022839	16.202496	15.54%	0
2009	8.182088	14.022839	71.38%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.000869	17.982766	5.78%	0
2014	15.405226	17.000869	10.36%	0
2013	11.437928	15.405226	34.69%	0
2012	10.278930	11.437928	11.28%	0
2011	10.197493	10.278930	0.80%	0
2010	9.177195	10.197493	11.12%	0
2009	7.317036	9.177195	25.42%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	25.626099	23.647638	-7.72%	0
2014	25.478339	25.626099	0.58%	0
2013	23.361117	25.478339	9.06%	0
2012	19.950532	23.361117	17.10%	0
2011	19.202657	19.950532	3.89%	0
2010	16.938603	19.202657	13.37%	0
2009	11.720781	16.938603	44.52%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.470908	18.059861	-2.23%	0
2014	18.447944	18.470908	0.12%	0
2013	14.963130	18.447944	23.29%	0
2012	13.377786	14.963130	11.85%	0
2011	15.739132	13.377786	-15.00%	0
2010	13.976506	15.739132	12.61%	0
2009	10.338765	13.976506	35.19%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.107796	10.063372	-0.44%	0
2014	10.142048	10.107796	-0.34%	0
2013	10.331195	10.142048	-1.83%	0
2012	10.126160	10.331195	2.02%	0
2011*	10.000000	10.126160	1.26%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.555491	21.119394	-10.34%	0
2014	24.288563	23.555491	-3.02%	0
2013	15.645804	24.288563	55.24%	0
2012	14.173890	15.645804	10.38%	0
2011	15.443225	14.173890	-8.22%	0
2010	11.108080	15.443225	39.03%	0
2009	7.965527	11.108080	39.45%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.993590	22.312856	-7.00%	0
2014	22.536144	23.993590	6.47%	0
2013	17.572163	22.536144	28.25%	0
2012	15.678162	17.572163	12.08%	0
2011	15.973683	15.678162	-1.85%	0
2010	12.301781	15.973683	29.85%	0
2009	8.498265	12.301781	44.76%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.249427	10.118204	-1.28%	0
2014	10.382344	10.249427	-1.28%	0
2013	10.516984	10.382344	-1.28%	0
2012	10.653751	10.516984	-1.28%	0
2011	10.791524	10.653751	-1.28%	0
2010	10.925440	10.791524	-1.23%	0
2009	10.957721	10.925440	-0.29%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.728923	22.472355	3.42%	0
2014	16.912915	21.728923	28.48%	0
2013	16.944182	16.912915	-0.18%	0
2012	14.583961	16.944182	16.18%	0
2011	14.070885	14.583961	3.65%	0
2010	11.093411	14.070885	26.84%	0
2009	9.091936	11.093411	22.01%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.813064	25.702413	-4.14%	0
2014	26.397919	26.813064	1.57%	0
2013	17.102099	26.397919	54.35%	0
2012	13.555336	17.102099	26.17%	0
2011	14.574112	13.555336	-6.99%	0
2010	13.095777	14.574112	11.29%	0
2009	9.224232	13.095777	41.97%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	19.436956	19.545418	0.56%	0
2014	19.383984	19.436956	0.27%	0
2013	13.699146	19.383984	41.50%	0
2012	13.198373	13.699146	3.79%	0
2011	14.957887	13.198373	-11.76%	0
2010	11.761678	14.957887	27.17%	0
2009	8.845278	11.761678	32.97%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.517953	19.120106	-6.81%	0
2014	19.419759	20.517953	5.66%	0
2013	14.734945	19.419759	31.79%	0
2012	12.584556	14.734945	17.09%	0
2011	14.619695	12.584556	-13.92%	0
2010	11.717157	14.619695	24.77%	0
2009	9.192206	11.717157	27.47%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	21.881900	20.751881	-5.16%	0
2014	19.983141	21.881900	9.50%	0
2013	14.959904	19.983141	33.58%	0
2012	12.750071	14.959904	17.33%	0
2011	13.937519	12.750071	-8.52%	0
2010	11.895605	13.937519	17.17%	0
2009	9.516843	11.895605	25.00%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.667098	25.919646	-9.58%	50,509
2014	30.674498	28.667098	-6.54%	47,725
2013	24.849103	30.674498	23.44%	47,988
2012	21.136731	24.849103	17.56%	38,876
2011	23.089227	21.136731	-8.46%	22,878
2010	21.536641	23.089227	7.21%	36,868
2009	17.458570	21.536641	23.36%	27,860
2008	23.849566	17.458570	-26.80%	0
2007	16.776691	23.849566	42.16%	0
2006	14.153834	16.776691	18.53%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	20.204590	19.866992	-1.67%	0
2014	19.038921	20.204590	6.12%	0
2013	15.602048	19.038921	22.03%	0
2012	14.153707	15.602048	10.23%	0
2011	13.886852	14.153707	1.92%	0
2010	12.020317	13.886852	15.53%	0
2009	10.761534	12.020317	11.70%	0
2008	13.808231	10.761534	-22.06%	0
2007	12.315181	13.808231	12.12%	0
2006	11.224846	12.315181	9.71%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.852732	15.670112	-1.15%	0
2014	15.401696	15.852732	2.93%	0
2013	15.945775	15.401696	-3.41%	0
2012	15.281270	15.945775	4.35%	0
2011	14.434968	15.281270	5.86%	0
2010	13.799018	14.434968	4.61%	0
2009	13.052756	13.799018	5.72%	0
2008	13.190241	13.052756	-1.04%	0
2007	12.654334	13.190241	4.23%	0
2006	12.304866	12.654334	2.84%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	18.172181	17.802456	-2.03%	0
2014	16.795350	18.172181	8.20%	0
2013	12.751950	16.795350	31.71%	0
2012	10.899331	12.751950	17.00%	0
2011	10.867496	10.899331	0.29%	0
2010	9.112126	10.867496	19.26%	0
2009	7.447726	9.112126	22.35%	0
2008	11.574141	7.447726	-35.65%	0
2007	10.289913	11.574141	12.48%	0
2006	8.915827	10.289913	15.41%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.604991	18.942758	-3.38%	0
2014	18.093047	19.604991	8.36%	0
2013	14.150220	18.093047	27.86%	0
2012	12.674199	14.150220	11.65%	0
2011	13.479459	12.674199	-5.97%	0
2010	11.741533	13.479459	14.80%	0
2009	10.096623	11.741533	16.29%	0
2008	15.970821	10.096623	-36.78%	0
2007	13.871751	15.970821	15.13%	0
2006	12.130615	13.871751	14.35%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.177109	9.352502	-23.20%	0
2014	13.801481	12.177109	-11.77%	0
2013	10.950671	13.801481	26.03%	0
2012	10.950257	10.950671	0.00%	0
2011	12.208363	10.950257	-10.31%	0
2010	10.147310	12.208363	20.31%	0
2009	7.322087	10.147310	38.58%	0
2008	13.782912	7.322087	-46.88%	0
2007	9.235115	13.782912	49.24%	0
2006*	10.000000	9.235115	-7.65%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.259851	9.852629	-3.97%	0
2014	10.381136	10.259851	-1.17%	0
2013	10.342796	10.381136	0.37%	0
2012	9.853047	10.342796	4.97%	0
2011*	10.000000	9.853047	-1.47%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.417851	14.705934	2.00%	0
2014	14.476881	14.417851	-0.41%	0
2013	12.308472	14.476881	17.62%	0
2012	10.569288	12.308472	16.46%	0
2011	11.560074	10.569288	-8.57%	0
2010	10.208611	11.560074	13.24%	0
2009	8.155274	10.208611	25.18%	0
2008	14.289549	8.155274	-42.93%	0
2007	11.942881	14.289549	19.65%	0
2006	10.005986	11.942881	19.36%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.480675	8.789146	-23.44%	0
2014	13.382514	11.480675	-14.21%	0
2013	12.583906	13.382514	6.35%	0
2012	12.520623	12.583906	0.51%	0
2011	16.156723	12.520623	-22.51%	0
2010	13.990288	16.156723	15.49%	0
2009	8.167233	13.990288	71.30%	0
2008	21.482800	8.167233	-61.98%	0
2007	15.176222	21.482800	41.56%	0
2006	12.258287	15.176222	23.80%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.879887	17.845751	5.72%	0
2014	15.303355	16.879887	10.30%	0
2013	11.368044	15.303355	34.62%	0
2012	10.221319	11.368044	11.22%	0
2011	10.145480	10.221319	0.75%	0
2010	9.135013	10.145480	11.06%	0
2009	7.287096	9.135013	25.36%	0
2008	11.325270	11.591708	21.25%	0
2007	9.340232	11.325270	21.25%	0
2006	9.013667	9.340232	3.62%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	25.443931	23.467644	-7.77%	0
2014	25.310047	25.443931	0.53%	0
2013	23.218567	25.310047	9.01%	0
2012	19.838867	23.218567	17.04%	0
2011	19.104821	19.838867	3.84%	0
2010	16.860828	19.104821	13.31%	0
2009	11.672865	16.860828	44.44%	0
2008	15.134858	11.672865	-22.87%	0
2007	14.772705	15.134858	2.45%	0
2006	13.580319	14.772705	8.78%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.371413	17.953469	-2.27%	0
2014	18.357870	18.371413	0.07%	0
2013	14.897618	18.357870	23.23%	0
2012	13.325980	14.897618	11.79%	0
2011	15.686119	13.325980	-15.05%	0
2010	13.936483	15.686119	12.55%	0
2009	10.314372	13.936483	35.12%	0
2008	18.108636	10.314372	-43.04%	0
2007	16.707281	18.108636	8.39%	0
2006	13.065701	16.707281	27.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.089049	10.039624	-0.49%	0
2014	10.128362	10.089049	-0.39%	0
2013	10.322486	10.128362	-1.88%	0
2012	10.122762	10.322486	1.97%	0
2011*	10.000000	10.122762	1.23%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.428575	20.994962	-10.39%	0
2014	24.169939	23.428575	-3.07%	0
2013	15.577280	24.169939	55.16%	0
2012	14.118967	15.577280	10.33%	0
2011	15.391166	14.118967	-8.27%	0
2010	11.076239	15.391166	38.96%	0
2009	7.946718	11.076239	39.38%	0
2008	15.502319	7.946718	-48.74%	0
2007	14.758110	15.502319	5.04%	0
2006	13.325346	14.758110	10.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.877356	22.193504	-7.05%	0
2014	22.438337	23.877356	6.41%	0
2013	17.504752	22.438337	28.18%	0
2012	15.625954	17.504752	12.02%	0
2011	15.928539	15.625954	-1.90%	0
2010	12.273217	15.928539	29.78%	0
2009	8.482834	12.273217	44.68%	0
2008	13.484181	8.482834	-37.09%	0
2007	12.138313	13.484181	11.09%	0
2006	11.334146	12.138313	7.10%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.176548	10.041170	-1.33%	2,096
2014	10.313747	10.176548	-1.33%	2,096
2013	10.452792	10.313747	-1.33%	2,096
2012	10.594104	10.452792	-1.33%	2,096
2011	10.736537	10.594104	-1.33%	2,096
2010	10.875279	10.736537	-1.28%	2,096
2009	10.912941	10.875279	-0.35%	2,096
2008	10.825801	10.912941	0.80%	2,096
2007	10.490512	10.825801	3.20%	2,096
2006	10.193550	10.490512	2.91%	2,096

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.614470	22.342669	3.37%	0
2014	16.832345	21.614470	28.41%	0
2013	16.872012	16.832345	-0.24%	0
2012	14.529223	16.872012	16.12%	0
2011	14.025164	14.529223	3.59%	0
2010	11.062968	14.025164	26.78%	0
2009	9.071602	11.062968	21.95%	0
2008	14.377204	9.071602	-36.90%	0
2007	17.364934	14.377204	-17.21%	0
2006	13.530925	17.364934	28.34%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.622467	25.506776	-4.19%	0
2014	26.223562	26.622467	1.52%	0
2013	16.997738	26.223562	54.28%	0
2012	13.479462	16.997738	26.10%	0
2011	14.499873	13.479462	-7.04%	0
2010	13.035669	14.499873	11.23%	0
2009	9.186540	13.035669	41.90%	0
2008	14.086239	9.186540	-34.78%	0
2007	11.482107	14.086239	22.68%	0
2006	10.789405	11.482107	6.42%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	19.298693	19.396549	0.51%	0
2014	19.255857	19.298693	0.22%	0
2013	13.615484	19.255857	41.43%	0
2012	13.124429	13.615484	3.74%	0
2011	14.881623	13.124429	-11.81%	0
2010	11.707629	14.881623	27.11%	0
2009	8.809091	11.707629	32.90%	0
2008	14.681628	8.809091	-40.00%	0
2007	13.111434	14.681628	11.98%	0
2006	12.651061	13.111434	3.64%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.407384	19.007431	-6.86%	0
2014	19.324897	20.407384	5.60%	0
2013	14.670400	19.324897	31.73%	0
2012	12.535804	14.670400	17.03%	0
2011	14.570436	12.535804	-13.96%	0
2010	11.683591	14.570436	24.71%	0
2009	9.170527	11.683591	27.40%	0
2008	12.584829	9.170527	-27.13%	0
2007	13.307620	12.584829	-5.43%	0
2006	11.544597	13.307620	15.27%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	21.730847	20.598178	-5.21%	0
2014	19.855264	21.730847	9.45%	0
2013	14.871697	19.855264	33.51%	0
2012	12.681333	14.871697	17.27%	0
2011	13.869405	12.681333	-8.57%	0
2010	11.843457	13.869405	17.11%	0
2009	9.479928	11.843457	24.93%	0
2008	14.519552	9.479928	-34.71%	0
2007	14.445411	14.519552	0.51%	0
2006	12.527720	14.445411	15.31%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.463271	25.722300	-9.63%	8,375
2014	30.471856	28.463271	-6.59%	11,558
2013	24.697448	30.471856	23.38%	15,748
2012	21.018406	24.697448	17.50%	15,346
2011	22.971594	21.018406	-8.50%	16,731
2010	21.437776	22.971594	7.15%	15,105
2009	17.387222	21.437776	23.30%	11,501
2008	23.764165	17.387222	-26.83%	0
2007	16.725131	23.764165	42.09%	0
2006	14.117463	16.725131	18.47%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	20.060855	19.715661	-1.72%	0
2014	18.913066	20.060855	6.07%	0
2013	15.506763	18.913066	21.97%	0
2012	14.074404	15.506763	10.18%	0
2011	13.816023	14.074404	1.87%	0
2010	11.965071	13.816023	15.47%	0
2009	10.717497	11.965071	11.64%	0
2008	13.758704	10.717497	-22.10%	0
2007	12.277275	13.758704	12.07%	0
2006	11.195965	12.277275	9.66%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.739977	15.550771	-1.20%	0
2014	15.299914	15.739977	2.88%	0
2013	15.848427	15.299914	-3.46%	0
2012	15.195699	15.848427	4.30%	0
2011	14.361399	15.195699	5.81%	0
2010	13.735645	14.361399	4.56%	0
2009	12.999393	13.735645	5.66%	0
2008	13.142968	12.999393	-1.09%	0
2007	12.615409	13.142968	4.18%	0
2006	12.273207	12.615409	2.79%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	18.042864	17.666805	-2.08%	0
2014	16.684299	18.042864	8.14%	0
2013	12.674050	16.684299	31.64%	0
2012	10.838252	12.674050	16.94%	0
2011	10.812068	10.838252	0.24%	0
2010	9.070232	10.812068	19.20%	0
2009	7.417242	9.070232	22.29%	0
2008	11.532634	7.417242	-35.68%	0
2007	10.258238	11.532634	12.42%	0
2006	8.892873	10.258238	15.35%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.499357	18.831149	-3.43%	0
2014	18.004669	19.499357	8.30%	0
2013	14.088229	18.004669	27.80%	0
2012	12.625095	14.088229	11.59%	0
2011	13.434029	12.625095	-6.02%	0
2010	11.707896	13.434029	14.74%	0
2009	10.072796	11.707896	16.23%	0
2008	15.941224	10.072796	-36.81%	0
2007	13.853107	15.941224	15.07%	0
2006	12.120427	13.853107	14.30%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.123629	9.306695	-23.24%	0
2014	13.747846	12.123629	-11.81%	0
2013	10.913655	13.747846	25.97%	0
2012	10.918797	10.913655	-0.05%	0
2011	12.179450	10.918797	-10.35%	0
2010	10.128417	12.179450	20.25%	0
2009	7.312172	10.128417	38.51%	0
2008	13.771261	7.312172	-46.90%	0
2007	9.232018	13.771261	49.17%	0
2006*	10.000000	9.232018	-7.68%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.240807	9.829354	-4.02%	0
2014	10.367130	10.240807	-1.22%	0
2013	10.334073	10.367130	0.32%	0
2012	9.849740	10.334073	4.92%	0
2011*	10.000000	9.849740	-1.50%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.315326	14.593962	1.95%	0
2014	14.381221	14.315326	-0.46%	0
2013	12.233348	14.381221	17.56%	0
2012	10.510111	12.233348	16.40%	0
2011	11.501171	10.510111	-8.62%	0
2010	10.161734	11.501171	13.18%	0
2009	8.121931	10.161734	25.11%	0
2008	14.238353	8.121931	-42.96%	0
2007	11.906157	14.238353	19.59%	0
2006	9.980259	11.906157	19.30%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.424981	8.742070	-23.48%	0
2014	13.324367	11.424981	-14.25%	0
2013	12.535592	13.324367	6.29%	0
2012	12.478898	12.535592	0.45%	0
2011	16.111040	12.478898	-22.54%	0
2010	13.957798	16.111040	15.43%	0
2009	8.152394	13.957798	71.21%	0
2008	21.454694	8.152394	-62.00%	0
2007	15.164090	21.454694	41.48%	0
2006	12.254682	15.164090	23.74%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.759851	17.709864	5.67%	1,601
2014	15.202226	16.759851	10.25%	1,601
2013	11.298641	15.202226	34.55%	1,601
2012	10.164078	11.298641	11.16%	1,601
2011	10.093765	10.164078	0.70%	1,601
2010	9.093046	10.093765	11.01%	1,601
2009	7.257296	9.093046	25.30%	1,601
2008	11.284674	11.550158	21.19%	1,601
2007	9.311491	11.284674	21.19%	1,601
2006	8.990484	9.311491	3.57%	1,601
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	25.262976	23.288925	-7.81%	0
2014	25.142776	25.262976	0.48%	0
2013	23.076815	25.142776	8.95%	0
2012	19.727767	23.076815	16.98%	0
2011	19.007440	19.727767	3.79%	0
2010	16.783392	19.007440	13.25%	0
2009	11.625141	16.783392	44.37%	0
2008	15.080637	11.625141	-22.91%	0
2007	14.727288	15.080637	2.40%	0
2006	13.545407	14.727288	8.73%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.272357	17.847615	-2.32%	0
2014	18.268154	18.272357	0.02%	0
2013	14.832316	18.268154	23.16%	0
2012	13.274307	14.832316	11.74%	0
2011	15.633218	13.274307	-15.09%	0
2010	13.896517	15.633218	12.50%	0
2009	10.290009	13.896517	35.05%	0
2008	18.075056	10.290009	-43.07%	0
2007	16.684799	18.075056	8.33%	0
2006	13.054725	16.684799	27.81%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.070303	10.015885	-0.54%	0
2014	10.114675	10.070303	-0.44%	0
2013	10.313766	10.114675	-1.93%	0
2012	10.119360	10.313766	1.92%	0
2011*	10.000000	10.119360	1.19%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.302249	20.871164	-10.43%	0
2014	24.051813	23.302249	-3.12%	0
2013	15.508993	24.051813	55.08%	0
2012	14.064224	15.508993	10.27%	0
2011	15.339259	14.064224	-8.31%	0
2010	11.044474	15.339259	38.89%	0
2009	7.927952	11.044474	39.31%	0
2008	15.473577	7.927952	-48.76%	0
2007	14.738266	15.473577	4.99%	0
2006	13.314163	14.738266	10.70%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.761658	22.074757	-7.10%	0
2014	22.340925	23.761658	6.36%	0
2013	17.437595	22.340925	28.12%	0
2012	15.573917	17.437595	11.97%	0
2011	15.883535	15.573917	-1.95%	0
2010	12.244733	15.883535	29.72%	0
2009	8.467438	12.244733	44.61%	0
2008	13.466549	8.467438	-37.12%	0
2007	12.128625	13.466549	11.03%	0
2006	11.330819	12.128625	7.04%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.104159	9.964688	-1.38%	0
2014	10.245572	10.104159	-1.38%	0
2013	10.388961	10.245572	-1.38%	0
2012	10.534767	10.388961	-1.38%	0
2011	10.681798	10.534767	-1.38%	0
2010	10.825323	10.681798	-1.33%	0
2009	10.868319	10.825323	-0.40%	0
2008	10.787001	10.868319	0.75%	0
2007	10.458245	10.787001	3.14%	0
2006	10.167335	10.458245	2.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.500706	22.213811	3.32%	0
2014	16.752237	21.500706	28.35%	0
2013	16.800233	16.752237	-0.29%	0
2012	14.474764	16.800233	16.07%	0
2011	13.979662	14.474764	3.54%	0
2010	11.032647	13.979662	26.71%	0
2009	9.051323	11.032647	21.89%	0
2008	14.352365	9.051323	-36.93%	0
2007	17.343772	14.352365	-17.25%	0
2006	13.521259	17.343772	28.27%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.432953	25.312370	-4.24%	0
2014	26.050088	26.432953	1.47%	0
2013	16.893851	26.050088	54.20%	0
2012	13.403892	16.893851	26.04%	0
2011	14.425883	13.403892	-7.08%	0
2010	12.975718	14.425883	11.18%	0
2009	9.148931	12.975718	41.83%	0
2008	14.035701	9.148931	-34.82%	0
2007	11.446744	14.035701	22.62%	0
2006	10.761615	11.446744	6.37%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	19.161391	19.248783	0.46%	0
2014	19.128554	19.161391	0.17%	0
2013	13.532324	19.128554	41.35%	0
2012	13.050898	13.532324	3.69%	0
2011	14.805737	13.050898	-11.85%	0
2010	11.653828	14.805737	27.05%	0
2009	8.773057	11.653828	32.84%	0
2008	14.629001	8.773057	-40.03%	0
2007	13.071098	14.629001	11.92%	0
2006	12.618519	13.071098	3.59%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.297378	18.895380	-6.91%	0
2014	19.230467	20.297378	5.55%	0
2013	14.606108	19.230467	31.66%	0
2012	12.487204	14.606108	16.97%	0
2011	14.521283	12.487204	-14.01%	0
2010	11.650080	14.521283	24.65%	0
2009	9.148852	11.650080	27.34%	0
2008	12.561482	9.148852	-27.17%	0
2007	13.289727	12.561482	-5.48%	0
2006	11.534902	13.289727	15.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	21.580807	20.445594	-5.26%	0
2014	19.728171	21.580807	9.39%	0
2013	14.783989	19.728171	33.44%	0
2012	12.612951	14.783989	17.21%	0
2011	13.801594	12.612951	-8.61%	0
2010	11.791530	13.801594	17.05%	0
2009	9.443149	11.791530	24.87%	0
2008	14.470565	9.443149	-34.74%	0
2007	14.404009	14.470565	0.46%	0
2006	12.498129	14.404009	15.25%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.260758	25.526333	-9.68%	1,071
2014	30.270409	28.260758	-6.64%	1,778
2013	24.546613	30.270409	23.32%	1,778
2012	20.900660	24.546613	17.44%	1,778
2011	22.854476	20.900660	-8.55%	1,558
2010	21.339290	22.854476	7.10%	1,558
2009	17.316121	21.339290	23.23%	1,068
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.918062	19.565397	-1.77%	0
2014	18.787972	19.918062	6.01%	0
2013	15.412023	18.787972	21.90%	0
2012	13.995530	15.412023	10.12%	0
2011	13.745560	13.995530	1.82%	0
2010	11.910088	13.745560	15.41%	0
2009	10.673658	11.910088	11.58%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.628036	15.432334	-1.25%	0
2014	15.198793	15.628036	2.82%	0
2013	15.751679	15.198793	-3.51%	0
2012	15.110604	15.751679	4.24%	0
2011	14.288186	15.110604	5.76%	0
2010	13.672558	14.288186	4.50%	0
2009	12.946253	13.672558	5.61%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.914440	17.532155	-2.13%	0
2014	16.573946	17.914440	8.09%	0
2013	12.596607	16.573946	31.57%	0
2012	10.777496	12.596607	16.88%	0
2011	10.756905	10.777496	0.19%	0
2010	9.028535	10.756905	19.14%	0
2009	7.386893	9.028535	22.22%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.394194	18.720089	-3.48%	0
2014	17.916651	19.394194	8.25%	0
2013	14.026468	17.916651	27.73%	0
2012	12.576143	14.026468	11.53%	0
2011	13.388716	12.576143	-6.07%	0
2010	11.674312	13.388716	14.69%	0
2009	10.048999	11.674312	16.17%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.070428	9.261143	-23.27%	0
2014	13.694481	12.070428	-11.86%	0
2013	10.876792	13.694481	25.91%	0
2012	10.887452	10.876792	-0.10%	0
2011	12.150640	10.887452	-10.40%	0
2010	10.109575	12.150640	20.19%	0
2009	7.302270	10.109575	38.44%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.221787	9.806123	-4.07%	0
2014	10.353117	10.221787	-1.27%	0
2013	10.325349	10.353117	0.27%	0
2012	9.846420	10.325349	4.86%	0
2011*	10.000000	9.846420	-1.54%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.213337	14.482624	1.89%	0
2014	14.286017	14.213337	-0.51%	0
2013	12.158521	14.286017	17.50%	0
2012	10.451139	12.158521	16.34%	0
2011	11.442428	10.451139	-8.66%	0
2010	10.114961	11.442428	13.12%	0
2009	8.088650	10.114961	25.05%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.369552	8.695233	-23.52%	0
2014	13.266454	11.369552	-14.30%	0
2013	12.487431	13.266454	6.24%	0
2012	12.437288	12.487431	0.40%	0
2011	16.065455	12.437288	-22.58%	0
2010	13.925363	16.065455	15.37%	0
2009	8.137576	13.925363	71.12%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.640486	17.574818	5.61%	0
2014	15.101619	16.640486	10.19%	0
2013	11.229559	15.101619	34.48%	0
2012	10.107079	11.229559	11.11%	0
2011	10.042237	10.107079	0.65%	0
2010	9.051220	10.042237	10.95%	0
2009	7.227579	9.051220	25.23%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	25.083245	23.111513	-7.86%	0
2014	24.976564	25.083245	0.43%	0
2013	22.935881	24.976564	8.90%	0
2012	19.617255	22.935881	16.92%	0
2011	18.910527	19.617255	3.74%	0
2010	16.706287	18.910527	13.19%	0
2009	11.577595	16.706287	44.30%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.173852	17.742401	-2.37%	0
2014	18.178886	18.173852	-0.03%	0
2013	14.767325	18.178886	23.10%	0
2012	13.222863	14.767325	11.68%	0
2011	15.580528	13.222863	-15.13%	0
2010	13.856693	15.580528	12.44%	0
2009	10.265731	13.856693	34.98%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.051594	9.992215	-0.59%	0
2014	10.101008	10.051594	-0.49%	0
2013	10.305056	10.101008	-1.98%	0
2012	10.115957	10.305056	1.87%	0
2011*	10.000000	10.115957	1.16%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.176551	20.748044	-10.48%	0
2014	23.934225	23.176551	-3.17%	0
2013	15.440983	23.934225	55.00%	0
2012	14.009674	15.440983	10.22%	0
2011	15.287512	14.009674	-8.36%	0
2010	11.012783	15.287512	38.82%	0
2009	7.909214	11.012783	39.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.646416	21.956563	-7.15%	0
2014	22.243862	23.646416	6.31%	0
2013	17.370636	22.243862	28.05%	0
2012	15.522004	17.370636	11.91%	0
2011	15.838607	15.522004	-2.00%	0
2010	12.216300	15.838607	29.65%	0
2009	8.452058	12.216300	44.54%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.032240	9.888748	-1.43%	0
2014	10.177804	10.032240	-1.43%	0
2013	10.325483	10.177804	-1.43%	0
2012	10.475726	10.325483	-1.43%	0
2011	10.627308	10.475726	-1.43%	0
2010	10.775566	10.627308	-1.38%	0
2009	10.823855	10.775566	-0.45%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.387408	22.085557	3.26%	0
2014	16.672403	21.387408	28.28%	0
2013	16.728664	16.672403	-0.34%	0
2012	14.420424	16.728664	16.01%	0
2011	13.934228	14.420424	3.49%	0
2010	11.002362	13.934228	26.65%	0
2009	9.031064	11.002362	21.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.244884	25.119519	-4.29%	0
2014	25.877875	26.244884	1.42%	0
2013	16.790665	25.877875	54.12%	0
2012	13.328794	16.790665	25.97%	0
2011	14.352317	13.328794	-7.13%	0
2010	12.916083	14.352317	11.12%	0
2009	9.111503	12.916083	41.76%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	19.025002	19.102087	0.41%	0
2014	19.002043	19.025002	0.12%	0
2013	13.449633	19.002043	41.28%	0
2012	12.977747	13.449633	3.64%	0
2011	14.730215	12.977747	-11.90%	0
2010	11.600255	14.730215	26.98%	0
2009	8.737149	11.600255	32.77%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.187891	18.783927	-6.95%	0
2014	19.136451	20.187891	5.49%	0
2013	14.542065	19.136451	31.59%	0
2012	12.438778	14.542065	16.91%	0
2011	14.472308	12.438778	-14.05%	0
2010	11.616664	14.472308	24.58%	0
2009	9.127238	11.616664	27.27%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	21.431654	20.293980	-5.31%	0
2014	19.601767	21.431654	9.34%	0
2013	14.696713	19.601767	33.38%	0
2012	12.544862	14.696713	17.15%	0
2011	13.734047	12.544862	-8.66%	0
2010	11.739761	13.734047	16.99%	0
2009	9.406465	11.739761	24.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	28.059565	25.331730	-9.72%	614
2014	30.070173	28.059565	-6.69%	1,386
2013	24.396615	30.070173	23.26%	600
2012	20.783511	24.396615	17.38%	2,894
2011	22.737900	20.783511	-8.60%	2,923
2010	21.241206	22.737900	7.05%	3,123
2009	17.245268	21.241206	23.17%	2,754
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.776318	19.416304	-1.82%	0
2014	18.663740	19.776318	5.96%	0
2013	15.317873	18.663740	21.84%	0
2012	13.917116	15.317873	10.06%	0
2011	13.675472	13.917116	1.77%	0
2010	11.855361	13.675472	15.35%	0
2009	10.630008	11.855361	11.53%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.516722	15.314646	-1.30%	0
2014	15.098201	15.516722	2.77%	0
2013	15.655361	15.098201	-3.56%	0
2012	15.025856	15.655361	4.19%	0
2011	14.215248	15.025856	5.70%	0
2010	13.609656	14.215248	4.45%	0
2009	12.893227	13.609656	5.56%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.786902	17.398511	-2.18%	0
2014	16.464305	17.786902	8.03%	0
2013	12.519625	16.464305	31.51%	0
2012	10.717085	12.519625	16.82%	0
2011	10.702011	10.717085	0.14%	0
2010	8.987013	10.702011	19.08%	0
2009	7.356649	8.987013	22.16%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.289530	18.609609	-3.52%	0
2014	17.829013	19.289530	8.19%	0
2013	13.964936	17.829013	27.67%	0
2012	12.527339	13.964936	11.48%	0
2011	13.343524	12.527339	-6.12%	0
2010	11.640805	13.343524	14.63%	0
2009	10.025248	11.640805	16.11%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.017428	9.215791	-23.31%	0
2014	13.641281	12.017428	-11.90%	0
2013	10.840037	13.641281	25.84%	0
2012	10.856184	10.840037	-0.15%	0
2011	12.121889	10.856184	-10.44%	0
2010	10.090761	12.121889	20.13%	0
2009	7.292379	10.090761	38.37%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.202796	9.782928	-4.12%	0
2014	10.339128	10.202796	-1.32%	0
2013	10.316621	10.339128	0.22%	0
2012	9.843111	10.316621	4.81%	0
2011*	10.000000	9.843111	-1.57%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.112195	14.372281	1.84%	0
2014	14.191551	14.112195	-0.56%	0
2013	12.084250	14.191551	17.44%	0
2012	10.392587	12.084250	16.28%	0
2011	11.384104	10.392587	-8.71%	0
2010	10.068497	11.384104	13.07%	0
2009	8.055580	10.068497	24.99%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.314338	8.648612	-23.56%	0
2014	13.208740	11.314338	-14.34%	0
2013	12.439432	13.208740	6.18%	0
2012	12.395779	12.439432	0.35%	0
2011	16.019968	12.395779	-22.62%	0
2010	13.892971	16.019968	15.31%	0
2009	8.122768	13.892971	71.04%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.522034	17.440859	5.56%	0
2014	15.001724	16.522034	10.13%	0
2013	11.160934	15.001724	34.41%	0
2012	10.050414	11.160934	11.05%	0
2011	9.990997	10.050414	0.59%	0
2010	9.009596	9.990997	10.89%	0
2009	7.197988	9.009596	25.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	24.904659	22.935318	-7.91%	0
2014	24.811322	24.904659	0.38%	0
2013	22.795703	24.811322	8.84%	0
2012	19.507277	22.795703	16.86%	0
2011	18.814028	19.507277	3.68%	0
2010	16.629468	18.814028	13.14%	0
2009	11.530197	16.629468	44.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	18.075772	17.637694	-2.42%	0
2014	18.089964	18.075772	-0.08%	0
2013	14.702544	18.089964	23.04%	0
2012	13.171560	14.702544	11.62%	0
2011	15.527959	13.171560	-15.18%	0
2010	13.816939	15.527959	12.38%	0
2009	10.241473	13.816939	34.91%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.032926	9.968602	-0.64%	0
2014	10.087359	10.032926	-0.54%	0
2013	10.296350	10.087359	-2.03%	0
2012	10.112554	10.296350	1.82%	0
2011*	10.000000	10.112554	1.13%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	23.051478	20.625596	-10.52%	0
2014	23.817151	23.051478	-3.21%	0
2013	15.373241	23.817151	54.93%	0
2012	13.955314	15.373241	10.16%	0
2011	15.235905	13.955314	-8.41%	0
2010	10.981172	15.235905	38.75%	0
2009	7.890513	10.981172	39.17%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.531700	21.838948	-7.19%	0
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
2011	15.793798	15.470246	-2.05%	0
2010	12.187896	15.793798	29.59%	0
2009	8.436686	12.187896	44.46%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.960803	9.813357	-1.48%	0
2014	10.110462	9.960803	-1.48%	0
2013	10.262376	10.110462	-1.48%	0
2012	10.417000	10.262376	-1.48%	0
2011	10.573080	10.417000	-1.48%	0
2010	10.726018	10.573080	-1.43%	0
2009	10.779554	10.726018	-0.50%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.274697	21.958015	3.21%	0
2014	16.592943	21.274697	28.22%	0
2013	16.657383	16.592943	-0.39%	0
2012	14.366281	16.657383	15.95%	0
2011	13.888934	14.366281	3.44%	0
2010	10.972156	13.888934	26.58%	0
2009	9.010845	10.972156	21.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.058004	24.927989	-4.34%	0
2014	25.706645	26.058004	1.37%	0
2013	16.688020	25.706645	54.04%	0
2012	13.254050	16.688020	25.91%	0
2011	14.279070	13.254050	-7.18%	0
2010	12.856680	14.279070	11.06%	0
2009	9.074204	12.856680	41.68%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.889513	18.956422	0.35%	0
2014	18.876294	18.889513	0.07%	0
2013	13.367405	18.876294	41.21%	0
2012	12.904972	13.367405	3.58%	0
2011	14.655031	12.904972	-11.94%	0
2010	11.546893	14.655031	26.92%	0
2009	8.701372	11.546893	32.70%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	20.078955	18.673084	-7.00%	0
2014	19.042853	20.078955	5.44%	0
2013	14.478279	19.042853	31.53%	0
2012	12.390514	14.478279	16.85%	0
2011	14.423459	12.390514	-14.09%	0
2010	11.583328	14.423459	24.52%	0
2009	9.105666	11.583328	27.21%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	21.283520	20.143489	-5.36%	0
2014	19.476159	21.283520	9.28%	0
2013	14.609939	19.476159	33.31%	0
2012	12.477137	14.609939	17.09%	0
2011	13.666821	12.477137	-8.70%	0
2010	11.688226	13.666821	16.93%	0
2009	9.369914	11.688226	24.74%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.463854	24.756157	-9.86%	52
2014	29.476705	27.463854	-6.83%	5,743
2013	23.951566	29.476705	23.07%	916
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.356422	18.975104	-1.97%	0
2014	18.295332	19.356422	5.80%	0
2013	15.038402	18.295332	21.66%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.187306	14.966704	-1.45%	0
2014	14.800213	15.187306	2.62%	0
2013	15.369790	14.800213	-3.71%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.409101	17.003015	-2.33%	0
2014	16.139186	17.409101	7.87%	0
2013	12.291107	16.139186	31.31%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.978663	18.281816	-3.67%	0
2014	17.568439	18.978663	8.03%	0
2013	13.781814	17.568439	27.48%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.859608	9.080880	-23.43%	0
2014	13.482698	11.859608	-12.04%	0
2013	10.730355	13.482698	25.65%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.145957	9.713626	-4.26%	0
2014	10.297206	10.145957	-1.47%	0
2013	10.290468	10.297206	0.07%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	13.812551	14.045691	1.69%	0
2014	13.911410	13.812551	-0.71%	0
2013	11.863754	13.911410	17.26%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.150195	8.510126	-23.68%	0
2014	13.037011	11.150195	-14.47%	0
2013	12.296424	13.037011	6.02%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.171206	17.044523	5.40%	0
2014	14.705572	16.171206	9.97%	0
2013	10.957286	14.705572	34.21%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	24.376083	22.414337	-8.05%	0
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.784421	17.326958	-2.57%	0
2014	17.825541	17.784421	-0.23%	0
2013	14.509716	17.825541	22.85%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.977046	9.897975	-0.79%	0
2014	10.046472	9.977046	-0.69%	0
2013	10.270259	10.046472	-2.18%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	22.679943	20.262245	-10.66%	0
2014	23.469025	22.679943	-3.36%	0
2013	15.171610	23.469025	54.69%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.749311	9.590364	-1.63%	0
2014	9.910884	9.749311	-1.63%	0
2013	10.075144	9.910884	-1.63%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.939737	21.579397	3.05%	0
2014	16.356576	20.939737	28.02%	0
2013	16.445147	16.356576	-0.54%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	25.504756	24.361569	-4.48%	0
2014	25.199249	25.504756	1.21%	0
2013	16.383544	25.199249	53.81%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.488255	18.525490	0.20%	0
2014	18.503512	18.488255	-0.08%	0
2013	13.123376	18.503512	41.00%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.755360	18.344150	-7.14%	0
2014	18.764525	19.755360	5.28%	0
2013	14.288400	18.764525	31.33%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	20.844751	19.698153	-5.50%	0
2014	19.103748	20.844751	9.11%	0
2013	14.352411	19.103748	33.10%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.267962	24.567069	-9.91%	0
2014	29.281351	27.267962	-6.88%	0
2013	23.804924	29.281351	23.01%	0
2012	20.320791	23.804924	17.15%	0
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
2008	23.257023	16.964338	-27.06%	0
2007	16.418374	23.257023	41.65%	120
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.218297	18.830125	-2.02%	0
2014	18.174015	19.218297	5.75%	0
2013	14.946277	18.174015	21.60%	0
2012	13.607189	14.946277	9.84%	0
2011	13.398066	13.607189	1.56%	0
2010	11.638487	13.398066	15.12%	0
2009	10.456774	11.638487	11.30%	0
2008	13.465010	10.456774	-22.34%	0
2007	12.052049	13.465010	11.72%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	15.078982	14.852388	-1.50%	0
2014	14.702117	15.078982	2.56%	0
2013	15.275686	14.702117	-3.75%	0
2012	14.691356	15.275686	3.98%	0
2011	13.926979	14.691356	5.49%	0
2010	13.360796	13.926979	4.24%	0
2009	12.683211	13.360796	5.34%	0
2008	12.862422	12.683211	-1.39%	0
2007	12.383989	12.862422	3.86%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.284928	16.873147	-2.38%	0
2014	16.032211	17.284928	7.81%	0
2013	12.215844	16.032211	31.24%	0
2012	10.478367	12.215844	16.58%	0
2011	10.484885	10.478367	-0.06%	0
2010	8.822581	10.484885	18.84%	0
2009	7.236741	8.822581	21.91%	0
2008	11.286404	7.236741	-35.88%	0
2007	10.070006	11.286404	12.08%	113

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.876027	18.173701	-3.72%	0
2014	17.482319	18.876027	7.97%	0
2013	13.721231	17.482319	27.41%	0
2012	12.333812	13.721231	11.25%	0
2011	13.164071	12.333812	-6.31%	0
2010	11.507593	13.164071	14.39%	0
2009	9.930690	11.507593	15.88%	0
2008	15.764411	9.930690	-37.01%	0
2007	13.741488	15.764411	14.72%	102
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.807397	9.036295	-23.47%	0
2014	13.430179	11.807397	-12.08%	0
2013	10.693989	13.430179	25.59%	0
2012	10.731773	10.693989	-0.35%	0
2011	12.007318	10.731773	-10.62%	0
2010	10.015701	12.007318	19.88%	0
2009	7.252869	10.015701	38.09%	0
2008	13.701387	7.252869	-47.06%	0
2007	9.213342	13.701387	48.71%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.127062	9.690596	-4.31%	0
2014	10.283264	10.127062	-1.52%	0
2013	10.281762	10.283264	0.01%	0
2012	9.829856	10.281762	4.60%	0
2011*	10.000000	9.829856	-1.70%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	13.713964	13.938347	1.64%	0
2014	13.819157	13.713964	-0.76%	0
2013	11.791059	13.819157	17.20%	0
2012	10.161106	11.791059	16.04%	0
2011	11.153154	10.161106	-8.89%	0
2010	9.884276	11.153154	12.84%	0
2009	7.924271	9.884276	24.73%	0
2008	13.934345	7.924271	-43.13%	0
2007	11.687682	13.934345	19.22%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.095924	8.464392	-23.72%	0
2014	12.980153	11.095924	-14.52%	0
2013	12.249033	12.980153	5.97%	0
2012	12.230970	12.249033	0.15%	0
2011	15.839098	12.230970	-22.78%	0
2010	13.764038	15.839098	15.08%	0
2009	8.063765	13.764038	70.69%	0
2008	21.286548	8.063765	-62.12%	0
2007	15.091398	21.286548	41.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.055739	16.914214	5.35%	0
2014	14.608002	16.055739	9.91%	0
2013	10.890108	14.608002	34.14%	0
2012	9.826532	10.890108	10.82%	0
2011	9.788265	9.826532	0.39%	0
2010	8.844736	9.788265	10.67%	0
2009	7.080651	8.844736	24.91%	0
2008	11.043691	11.303512	20.82%	124
2007	9.140601	11.043691	20.82%	124
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	24.202213	22.243143	-8.09%	0
2014	24.160569	24.202213	0.17%	0
2013	22.242962	24.160569	8.62%	0
2012	19.073074	22.242962	16.62%	0
2011	18.432572	19.073074	3.47%	0
2010	16.325432	18.432572	12.91%	0
2009	11.342388	16.325432	43.93%	0
2008	14.758773	11.342388	-23.15%	0
2007	14.457179	14.758773	2.09%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.688281	17.224529	-2.62%	0
2014	17.738204	17.688281	-0.28%	0
2013	14.445957	17.738204	22.79%	0
2012	12.968072	14.445957	11.40%	0
2011	15.319156	12.968072	-15.35%	0
2010	13.658835	15.319156	12.16%	0
2009	10.144879	13.658835	34.64%	0
2008	17.874630	10.144879	-43.24%	0
2007	16.550400	17.874630	8.00%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.958454	9.874492	-0.84%	0
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	22.557328	20.142440	-10.71%	0
2014	23.354029	22.557328	-3.41%	0
2013	15.104940	23.354029	54.61%	0
2012	13.739714	15.104940	9.94%	0
2011	15.031011	13.739714	-8.59%	0
2010	10.855496	15.031011	38.46%	0
2009	7.816076	10.855496	38.89%	0
2008	15.301934	7.816076	-48.92%	0
2007	14.619514	15.301934	4.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.077743	21.374137	-7.38%	0
2014	21.764143	23.077743	6.04%	0
2013	17.039202	21.764143	27.73%	0
2012	15.264667	17.039202	11.63%	0
2011	15.615560	15.264667	-2.25%	0
2010	12.074847	15.615560	29.32%	0
2009	8.375425	12.074847	44.17%	0
2008	13.360973	8.375425	-37.31%	0
2007	12.070453	13.360973	10.69%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.679760	9.517112	-1.68%	0
2014	9.845186	9.679760	-1.68%	0
2013	10.013443	9.845186	-1.68%	0
2012	10.185049	10.013443	-1.68%	0
2011	10.358628	10.185049	-1.68%	0
2010	10.529841	10.358628	-1.63%	0
2009	10.603928	10.529841	-0.70%	0
2008	10.556708	10.603928	0.45%	0
2007	10.266377	10.556708	2.83%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.829077	21.454445	3.00%	0
2014	16.278411	20.829077	27.96%	0
2013	16.374889	16.278411	-0.59%	0
2012	14.151433	16.374889	15.71%	0
2011	13.708993	14.151433	3.23%	0
2010	10.851996	13.708993	26.33%	0
2009	8.930324	10.851996	21.52%	0
2008	14.203946	8.930324	-37.13%	0
2007	17.217135	14.203946	-17.50%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	25.322686	24.175350	-4.53%	0
2014	25.032085	25.322686	1.16%	0
2013	16.283129	25.032085	53.73%	0
2012	12.958832	16.283129	25.65%	0
2011	13.989390	12.958832	-7.37%	0
2010	12.621457	13.989390	10.84%	0
2009	8.926298	12.621457	41.40%	0
2008	13.736038	8.926298	-35.02%	0
2007	11.236701	13.736038	22.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.356328	18.383945	0.15%	0
2014	18.380837	18.356328	-0.13%	0
2013	13.042999	18.380837	40.92%	0
2012	12.617469	13.042999	3.37%	0
2011	14.357661	12.617469	-12.12%	0
2010	11.335587	14.357661	26.66%	0
2009	8.559510	11.335587	32.43%	0
2008	14.316607	8.559510	-40.21%	0
2007	12.831230	14.316607	11.58%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.648471	18.235624	-7.19%	0
2014	18.672504	19.648471	5.23%	0
2013	14.225564	18.672504	31.26%	0
2012	12.199060	14.225564	16.61%	0
2011	14.229454	12.199060	-14.27%	0
2010	11.450753	14.229454	24.27%	0
2009	9.019763	11.450753	26.95%	0
2008	12.422115	9.019763	-27.39%	0
2007	13.182617	12.422115	-5.77%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	20.700389	19.551795	-5.55%	0
2014	18.981090	20.700389	9.06%	0
2013	14.267498	18.981090	33.04%	0
2012	12.209529	14.267498	16.86%	0
2011	13.400873	12.209529	-8.89%	0
2010	11.484061	13.400873	16.69%	0
2009	9.224987	11.484061	24.49%	0
2008	14.179523	9.224987	-34.94%	0
2007	14.157624	14.179523	0.15%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.073296	24.379274	-9.95%	3,096
2014	29.087115	27.073296	-6.92%	4,300
2013	23.659040	29.087115	22.94%	4,452
2012	20.206565	23.659040	17.09%	4,593
2011	22.162871	20.206565	-8.83%	4,730
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.081119	18.686195	-2.07%	0
2014	18.053475	19.081119	5.69%	0
2013	14.854692	18.053475	21.53%	0
2012	13.530699	14.854692	9.79%	0
2011	13.329507	13.530699	1.51%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	14.971368	14.738887	-1.55%	0
2014	14.604615	14.971368	2.51%	0
2013	15.182102	14.604615	-3.80%	0
2012	14.608796	15.182102	3.92%	0
2011	13.855740	14.608796	5.43%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.161495	16.744129	-2.43%	0
2014	15.925823	17.161495	7.76%	0
2013	12.140956	15.925823	31.17%	0
2012	10.419439	12.140956	16.52%	0
2011	10.431224	10.419439	-0.11%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.773960	18.066236	-3.77%	0
2014	17.396641	18.773960	7.92%	0
2013	13.660919	17.396641	27.35%	0
2012	12.285867	13.660919	11.19%	0
2011	13.119557	12.285867	-6.35%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.755380	8.991907	-23.51%	0
2014	13.377836	11.755380	-12.13%	0
2013	10.657731	13.377836	25.52%	0
2012	10.700849	10.657731	-0.40%	0
2011	11.978810	10.700849	-10.67%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.108190	9.667619	-4.36%	0
2014	10.269334	10.108190	-1.57%	0
2013	10.273054	10.269334	-0.04%	0
2012	9.826537	10.273054	4.54%	0
2011*	10.000000	9.826537	-1.73%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	13.616013	13.831743	1.58%	0
2014	13.727436	13.616013	-0.81%	0
2013	11.718772	13.727436	17.14%	0
2012	10.103951	11.718772	15.98%	0
2011	11.096056	10.103951	-8.94%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.041941	8.418919	-23.76%	0
2014	12.923595	11.041941	-14.56%	0
2013	12.201866	12.923595	5.91%	0
2012	12.190087	12.201866	0.10%	0
2011	15.794187	12.190087	-22.82%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	15.941147	16.784968	5.29%	0
2014	14.511125	15.941147	9.85%	0
2013	10.823385	14.511125	34.07%	0
2012	9.771310	10.823385	10.77%	0
2011	9.738203	9.771310	0.34%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	24.029430	22.073105	-8.14%	0
2014	24.000294	24.029430	0.12%	0
2013	22.106645	24.000294	8.57%	0
2012	18.965857	22.106645	16.56%	0
2011	18.338264	18.965857	3.42%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.592582	17.122620	-2.67%	0
2014	17.651210	17.592582	-0.33%	0
2013	14.382417	17.651210	22.73%	0
2012	12.917625	14.382417	11.34%	0
2011	15.267323	12.917625	-15.39%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.939909	9.851092	-0.89%	0
2014	10.019265	9.939909	-0.79%	0
2013	10.252867	10.019265	-2.28%	0
2012	10.095534	10.252867	1.56%	0
2011*	10.000000	10.095534	0.96%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	22.435211	20.023204	-10.75%	0
2014	23.239435	22.435211	-3.46%	0
2013	15.038455	23.239435	54.53%	0
2012	13.686220	15.038455	9.88%	0
2011	14.980106	13.686220	-8.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.965484	21.259340	-7.43%	0
2014	21.669290	22.965484	5.98%	0
2013	16.973576	21.669290	27.66%	0
2012	15.213627	16.973576	11.57%	0
2011	15.571250	15.213627	-2.30%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.610656	9.444352	-1.73%	0
2014	9.779877	9.610656	-1.73%	0
2013	9.952077	9.779877	-1.73%	0
2012	10.127790	9.952077	-1.73%	0
2011	10.305626	10.127790	-1.73%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.719016	21.330230	2.95%	0
2014	16.200615	20.719016	27.89%	0
2013	16.304929	16.200615	-0.64%	0
2012	14.098154	16.304929	15.65%	0
2011	13.664319	14.098154	3.17%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	25.142002	23.990648	-4.58%	0
2014	24.866123	25.142002	1.11%	0
2013	16.183392	24.866123	53.65%	0
2012	12.886024	16.183392	25.59%	0
2011	13.917861	12.886024	-7.41%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.225213	18.243332	0.10%	0
2014	18.258839	18.225213	-0.18%	0
2013	12.963013	18.258839	40.85%	0
2012	12.546492	12.963013	3.32%	0
2011	14.284151	12.546492	-12.16%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.542163	18.127727	-7.24%	0
2014	18.580930	19.542163	5.17%	0
2013	14.163001	18.580930	31.19%	0
2012	12.151602	14.163001	16.55%	0
2011	14.181297	12.151602	-14.31%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	20.556879	19.406360	-5.60%	0
2014	18.859100	20.556879	9.00%	0
2013	14.183027	18.859100	32.97%	0
2012	12.143433	14.183027	16.80%	0
2011	13.335088	12.143433	-8.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.688023	24.007861	-10.04%	1,087
2014	28.702426	26.688023	-7.02%	1,087
2013	23.369911	28.702426	22.82%	1,087
2012	19.980000	23.369911	16.97%	1,087
2011	21.936664	19.980000	-8.92%	1,087
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.809462	18.401420	-2.17%	0
2014	17.814576	18.809462	5.58%	0
2013	14.673056	17.814576	21.41%	0
2012	13.378906	14.673056	9.67%	0
2011	13.193376	13.378906	1.41%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	14.758225	14.514275	-1.65%	0
2014	14.411356	14.758225	2.41%	0
2013	14.996464	14.411356	-3.90%	0
2012	14.444907	14.996464	3.82%	0
2011	13.714218	14.444907	5.33%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	16.917177	16.488952	-2.53%	0
2014	15.715091	16.917177	7.65%	0
2013	11.992501	15.715091	31.04%	0
2012	10.302532	11.992501	16.40%	0
2011	10.324672	10.302532	-0.21%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.571212	17.852923	-3.87%	0
2014	17.226297	18.571212	7.81%	0
2013	13.540931	17.226297	27.22%	0
2012	12.190398	13.540931	11.08%	0
2011	13.030848	12.190398	-6.45%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.652032	8.903759	-23.59%	0
2014	13.273755	11.652032	-12.22%	0
2013	10.585577	13.273755	25.39%	0
2012	10.639249	10.585577	-0.50%	0
2011	11.921965	10.639249	-10.76%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.070529	9.621791	-4.46%	0
2014	10.241491	10.070529	-1.67%	0
2013	10.255638	10.241491	-0.14%	0
2012	9.819903	10.255638	4.44%	0
2011*	10.000000	9.819903	-1.80%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	13.422102	13.620876	1.48%	0
2014	13.545729	13.422102	-0.91%	0
2013	11.575430	13.545729	17.02%	0
2012	9.990559	11.575430	15.86%	0
2011	10.982697	9.990559	-9.03%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.934639	8.328604	-23.83%	0
2014	12.811075	10.934639	-14.65%	0
2013	12.107960	12.811075	5.81%	0
2012	12.108624	12.107960	-0.01%	0
2011	15.704601	12.108624	-22.90%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	15.714173	16.529130	5.19%	0
2014	14.319079	15.714173	9.74%	0
2013	10.691020	14.319079	33.94%	0
2012	9.661666	10.691020	10.65%	0
2011	9.638719	9.661666	0.24%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	23.687461	21.736828	-8.23%	0
2014	23.682833	23.687461	0.02%	0
2013	21.836451	23.682833	8.46%	0
2012	18.753171	21.836451	16.44%	0
2011	18.151041	18.753171	3.32%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.402621	16.920478	-2.77%	0
2014	17.478408	17.402621	-0.43%	0
2013	14.256119	17.478408	22.60%	0
2012	12.817265	14.256119	11.23%	0
2011	15.164134	12.817265	-15.48%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.902864	9.804400	-0.99%	0
2014	9.992089	9.902864	-0.89%	0
2013	10.235488	9.992089	-2.38%	0
2012	10.088710	10.235488	1.45%	0
2011*	10.000000	10.088710	0.89%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	22.192946	19.786815	-10.84%	0
2014	23.011926	22.192946	-3.56%	0
2013	14.906390	23.011926	54.38%	0
2012	13.579882	14.906390	9.77%	0
2011	14.878845	13.579882	-8.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.742475	21.031456	-7.52%	0
2014	21.480723	22.742475	5.87%	0
2013	16.842999	21.480723	27.54%	0
2012	15.112000	16.842999	11.45%	0
2011	15.482961	15.112000	-2.40%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.473805	9.300398	-1.83%	0
2014	9.650443	9.473805	-1.83%	0
2013	9.830371	9.650443	-1.83%	0
2012	10.014170	9.830371	-1.84%	0
2011	10.200359	10.014170	-1.83%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.500478	21.083770	2.85%	0
2014	16.046056	20.500478	27.76%	0
2013	16.165831	16.046056	-0.74%	0
2012	13.992152	16.165831	15.53%	0
2011	13.575358	13.992152	3.07%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	24.783938	23.624906	-4.68%	0
2014	24.536964	24.783938	1.01%	0
2013	15.985412	24.536964	53.50%	0
2012	12.741379	15.985412	25.46%	0
2011	13.775633	12.741379	-7.51%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.965643	17.965196	0.00%	0
2014	18.017136	17.965643	-0.29%	0
2013	12.804436	18.017136	40.71%	0
2012	12.405676	12.804436	3.21%	0
2011	14.138201	12.405676	-12.25%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.331101	17.913681	-7.33%	0
2014	18.398982	19.331101	5.07%	0
2013	14.038582	18.398982	31.06%	0
2012	12.057151	14.038582	16.43%	0
2011	14.085391	12.057151	-14.40%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	20.272768	19.118663	-5.69%	0
2014	18.617404	20.272768	8.89%	0
2013	14.015497	18.617404	32.83%	0
2012	12.012249	14.015497	16.68%	0
2011	13.204456	12.012249	-9.03%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.293015	21.641709	-10.91%	0
2014	26.382184	24.293015	-7.92%	0
2013	21.690550	26.382184	21.63%	0
2012	18.725865	21.690550	15.83%	0
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
2008	22.417819	16.168989	-27.87%	0
2007	16.005782	22.417819	40.06%	0
2006	13.704227	16.005782	16.79%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	16.500532	15.986293	-3.12%	0
2014	15.780525	16.500532	4.56%	0
2013	13.124667	15.780525	20.24%	0
2012	12.084311	13.124667	8.61%	0
2011	12.032915	12.084311	0.43%	0
2010	10.570796	12.032915	13.83%	0
2009	9.604960	10.570796	10.06%	0
2008	12.508307	9.604960	-23.21%	0
2007	11.323087	12.508307	10.47%	0
2006	10.474097	11.323087	8.11%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.462956	12.138308	-2.60%	0
2014	12.288969	12.462956	1.42%	0
2013	12.912917	12.288969	-4.83%	0
2012	12.559860	12.912917	2.81%	0
2011	12.040709	12.559860	4.31%	0
2010	11.681880	12.040709	3.07%	0
2009	11.214898	11.681880	4.16%	0
2008	11.502043	11.214898	-2.50%	0
2007	11.200188	11.502043	2.70%	0
2006	11.052868	11.200188	1.33%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	15.647327	15.103581	-3.48%	0
2014	14.677554	15.647327	6.61%	0
2013	11.310140	14.677554	29.77%	0
2012	9.811496	11.310140	15.27%	0
2011	9.928474	9.811496	-1.18%	0
2010	8.448798	9.928474	17.51%	0
2009	7.008546	8.448798	20.55%	0
2008	11.054510	7.008546	-36.60%	0
2007	9.975291	11.054510	10.82%	0
2006	8.771760	9.975291	13.72%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	16.741978	15.938623	-4.80%	0
2014	15.681313	16.741978	6.76%	0
2013	12.446879	15.681313	25.99%	0
2012	11.315218	12.446879	10.00%	0
2011	12.213336	11.315218	-7.35%	0
2010	10.797206	12.213336	13.12%	0
2009	9.423117	10.797206	14.58%	0
2008	15.128349	9.423117	-37.71%	0
2007	13.337066	15.128349	13.43%	0
2006	11.836465	13.337066	12.68%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.709293	8.103983	-24.33%	0
2014	12.319247	10.709293	-13.07%	0
2013	9.920355	12.319247	24.18%	0
2012	10.068369	9.920355	-1.47%	0
2011	11.392391	10.068369	-11.62%	0
2010	9.610222	11.392391	18.54%	0
2009	7.038022	9.610222	36.55%	0
2008	13.446447	7.038022	-47.66%	0
2007	9.144739	13.446447	47.04%	0
2006*	10.000000	9.144739	-8.55%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.717821	9.194902	-5.38%	0
2014	9.979392	9.717821	-2.62%	0
2013	10.090842	9.979392	-1.10%	0
2012	9.756787	10.090842	3.42%	0
2011*	10.000000	9.756787	-2.43%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	12.604622	12.667471	0.50%	0
2014	12.845085	12.604622	-1.87%	0
2013	11.083902	12.845085	15.89%	0
2012	9.660011	11.083902	14.74%	0
2011	10.723001	9.660011	-9.91%	0
2010	9.610451	10.723001	11.58%	0
2009	7.791929	9.610451	23.34%	0
2008	13.857069	7.791929	-43.77%	0
2007	11.755038	13.857069	17.88%	0
2006	9.995073	11.755038	17.61%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	9.960782	7.513268	-24.57%	0
2014	11.784349	9.960782	-15.47%	0
2013	11.246488	11.784349	4.78%	0
2012	11.357378	11.246488	-0.98%	0
2011	14.874127	11.357378	-23.64%	0
2010	13.071587	14.874127	13.79%	0
2009	7.744754	13.071587	68.78%	0
2008	20.676931	7.744754	-62.54%	0
2007	14.825960	20.676931	39.46%	0
2006	12.153472	14.825960	21.99%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	14.753025	15.367929	4.17%	0
2014	13.574641	14.753025	8.68%	0
2013	10.234198	13.574641	32.64%	0
2012	9.339422	10.234198	9.58%	0
2011	9.408117	9.339422	-0.73%	0
2010	8.597336	9.408117	9.43%	0
2009	6.960452	8.597336	23.52%	0
2008	10.979339	11.237671	19.46%	0
2007	9.190708	10.979339	19.46%	0
2006	9.001334	9.190708	2.10%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.514869	17.734456	-9.12%	0
2014	19.701728	19.514869	-0.95%	0
2013	18.343203	19.701728	7.41%	0
2012	15.907452	18.343203	15.31%	0
2011	15.546743	15.907452	2.32%	0
2010	13.925222	15.546743	11.64%	0
2009	9.784136	13.925222	42.32%	0
2008	12.875368	9.784136	-24.01%	0
2007	12.755755	12.875368	0.94%	0
2006	11.900546	12.755755	7.19%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.688369	15.106014	-3.71%	0
2014	15.910735	15.688369	-1.40%	0
2013	13.104183	15.910735	21.42%	0
2012	11.897000	13.104183	10.15%	0
2011	14.212861	11.897000	-16.29%	0
2010	12.815641	14.212861	10.90%	0
2009	9.626346	12.815641	33.13%	0
2008	17.153451	9.626346	-43.88%	0
2007	16.063325	17.153451	6.79%	0
2006	12.748863	16.063325	26.00%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.556023	9.369435	-1.95%	0
2014	9.736367	9.556023	-1.85%	0
2013	10.071015	9.736367	-3.32%	0
2012	10.023879	10.071015	0.47%	0
2011*	10.000000	10.023879	0.24%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.006596	17.664730	-11.71%	0
2014	20.947761	20.006596	-4.49%	0
2013	13.701710	20.947761	52.88%	0
2012	12.604701	13.701710	8.70%	0
2011	13.945237	12.604701	-9.61%	0
2010	10.185138	13.945237	36.92%	0
2009	7.416376	10.185138	37.33%	0
2008	14.684333	7.416376	-49.49%	0
2007	14.189117	14.684333	3.49%	0
2006	13.002256	14.189117	9.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	20.718385	18.974108	-8.42%	0
2014	19.760219	20.718385	4.85%	0
2013	15.645266	19.760219	26.30%	0
2012	14.174905	15.645266	10.37%	0
2011	14.664542	14.174905	-3.34%	0
2010	11.467602	14.664542	27.88%	0
2009	8.044204	11.467602	42.56%	0
2008	12.978190	8.044204	-38.02%	0
2007	11.858028	12.978190	9.45%	0
2006	11.237173	11.858028	5.53%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.183314	7.955780	-2.78%	0
2014	8.417360	8.183314	-2.78%	0
2013	8.658101	8.417360	-2.78%	0
2012	8.906424	8.658101	-2.79%	0
2011	9.160439	8.906424	-2.77%	0
2010	9.417230	9.160439	-2.73%	0
2009	9.590812	9.417230	-1.81%	0
2008	9.656159	9.590812	-0.68%	0
2007	9.497453	9.656159	1.67%	0
2006	9.365891	9.497453	1.40%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	18.525549	18.868296	1.85%	0
2014	14.641807	18.525549	26.53%	0
2013	14.895315	14.641807	-1.70%	0
2012	13.018733	14.895315	14.41%	0
2011	12.754096	13.018733	2.07%	0
2010	10.210136	12.754096	24.92%	0
2009	8.497343	10.210136	20.16%	0
2008	13.669019	8.497343	-37.84%	0
2007	16.757405	13.669019	-18.43%	0
2006	13.251580	16.757405	26.46%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	24.826620	23.436417	-5.60%	0
2014	24.819517	24.826620	0.03%	0
2013	16.327302	24.819517	52.01%	0
2012	13.141340	16.327302	24.24%	0
2011	14.346713	13.141340	-8.40%	0
2010	13.090188	14.346713	9.60%	0
2009	9.362521	13.090188	39.81%	0
2008	14.570724	9.362521	-35.74%	0
2007	12.055072	14.570724	20.87%	0
2006	11.496340	12.055072	4.86%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	15.934468	15.779824	-0.97%	0
2014	16.136418	15.934468	-1.25%	0
2013	11.579790	16.136418	39.35%	0
2012	11.329111	11.579790	2.21%	0
2011	13.037331	11.329111	-13.10%	0
2010	10.409485	13.037331	25.24%	0
2009	7.949149	10.409485	30.95%	0
2008	13.446624	7.949149	-40.88%	0
2007	12.188637	13.446624	10.32%	0
2006	11.935708	12.188637	2.12%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.426807	15.992621	-8.23%	0
2014	16.748635	17.426807	4.05%	0
2013	12.904157	16.748635	29.79%	0
2012	11.191394	12.904157	15.30%	0
2011	13.201648	11.191394	-15.23%	0
2010	10.743728	13.201648	22.88%	0
2009	8.558615	10.743728	25.53%	0
2008	11.920731	8.558615	-28.20%	0
2007	12.794570	11.920731	-6.83%	0
2006	11.264615	12.794570	13.58%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.749023	16.576514	-6.61%	0
2014	16.459056	17.749023	7.84%	0
2013	12.511644	16.459056	31.55%	0
2012	10.828361	12.511644	15.55%	0
2011	12.019229	10.828361	-9.91%	0
2010	10.416479	12.019229	15.39%	0
2009	8.462112	10.416479	23.10%	0
2008	13.154524	8.462112	-35.67%	0
2007	13.283672	13.154524	-0.97%	0
2006	11.691521	13.283672	13.62%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
41,401 shares (cost $472,112)	$465,760
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
25,498 shares (cost $181,936)	172,368
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
38,730 shares (cost $453,196)	448,103
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
18,995 shares (cost $202,419)	190,520
Global Allocation V.I. Fund - Class III (MLVGA3)
2,734,498 shares (cost $39,930,246)	35,657,851
VIP Small Cap Value Series: Service Class (DWVSVS)
60,103 shares (cost $2,309,252)	2,018,244
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,870,827 shares (cost $204,014,690)	298,331,304
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
981,806 shares (cost $30,024,542)	37,858,447
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,676 shares (cost $57,405)	63,993
Floating-Rate Income Fund (ETVFR)
364,811 shares (cost $3,337,642)	3,210,336
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
17,339 shares (cost $202,680)	188,650
VA Situs Fund (HVSIT)
23,784 shares (cost $510,379)	412,406
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
28,795 shares (cost $401,962)	342,950
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
269,994 shares (cost $1,516,026)	1,439,065
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,838,961 shares (cost $16,691,770)	18,739,008
Balanced Portfolio: Service Shares (JABS)
2,429 shares (cost $66,168)	76,796
Flexible Bond Portfolio: Service Shares (JAFBS)
69,875 shares (cost $899,566)	884,621
Forty Portfolio: Service Shares (JACAS)
2,636,624 shares (cost $91,035,751)	92,492,786
Global Technology Portfolio: Service Shares (JAGTS)
3,636,467 shares (cost $24,935,171)	28,182,619
Overseas Portfolio: Service Shares (JAIGS)
1,837,267 shares (cost $70,929,716)	51,149,514
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
75,610 shares (cost $1,480,523)	1,187,080
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
10,336 shares (cost $181,030)	167,654
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
123,138 shares (cost $709,154)	966,630

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

New Discovery Series - Service Class (MNDSC)
111,921 shares (cost $1,817,770)	$1,617,255
Value Series - Service Class (MVFSC)
1,908,430 shares (cost $28,619,903)	34,580,753
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
868,492 shares (cost $18,308,239)	19,219,722
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
10,340 shares (cost $81,291)	72,896
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,339 shares (cost $4,439,394)	4,277,727
Core Plus Fixed Income Portfolio - Class II (MSVF2)
58,150 shares (cost $587,188)	594,294
Emerging Markets Debt Portfolio - Class I (MSEM)
737,666 shares (cost $5,673,887)	5,495,614
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
4,141 shares (cost $45,319)	41,534
U.S. Real Estate Portfolio - Class I (MSVRE)
49,098 shares (cost $546,465)	995,703
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
56,886 shares (cost $582,341)	511,406
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,967 shares (cost $187,675)	177,527
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,746,788 shares (cost $116,904,561)	119,377,997
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
132,781 shares (cost $2,021,358)	2,035,536
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,089,445 shares (cost $41,698,776)	49,310,908
American Funds NVIT Bond Fund - Class II (GVABD2)
1,197,813 shares (cost $13,449,617)	13,583,200
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
743,448 shares (cost $18,029,829)	21,916,841
American Funds NVIT Growth Fund - Class II (GVAGR2)
392,310 shares (cost $22,806,341)	33,860,257
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
385,460 shares (cost $17,459,987)	21,127,085
Federated NVIT High Income Bond Fund - Class I (HIBF)
6,100,518 shares (cost $41,641,976)	36,908,136
NVIT Emerging Markets Fund - Class I (GEM)
1,494,201 shares (cost $17,019,209)	13,686,885
NVIT Emerging Markets Fund - Class II (GEM2)
32,393 shares (cost $370,529)	293,153
NVIT International Equity Fund - Class I (GIG)
2,027,808 shares (cost $21,607,719)	19,345,291
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
7,020 shares (cost $69,550)	66,477
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,533,699 shares (cost $57,795,762)	59,129,974
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
302,647 shares (cost $4,103,226)	4,052,440

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
341,693 shares (cost $3,356,498)	$3,259,750
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
886,095 shares (cost $9,834,905)	9,720,465
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
596,244 shares (cost $6,554,295)	6,397,701
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
789,582 shares (cost $8,553,753)	7,919,504
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,705,076 shares (cost $18,710,666)	18,500,072
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
805,773 shares (cost $8,427,703)	7,670,957
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
669,242 shares (cost $7,235,602)	7,100,661
NVIT Core Bond Fund - Class I (NVCBD1)
553,078 shares (cost $6,085,248)	5,785,194
NVIT Core Bond Fund - Class II (NVCBD2)
59,402 shares (cost $647,480)	619,567
NVIT Core Plus Bond Fund - Class II (NVLCP2)
416,304 shares (cost $4,819,390)	4,620,976
NVIT Nationwide Fund - Class I (TRF)
7,030,576 shares (cost $70,486,070)	102,435,496
NVIT Nationwide Fund - Class II (TRF2)
21,342 shares (cost $199,658)	309,677
NVIT Government Bond Fund - Class I (GBF)
10,679,423 shares (cost $124,284,252)	115,978,533
NVIT Government Bond Fund - Class II (GBF2)
199,974 shares (cost $2,307,973)	2,165,718
American Century NVIT Growth Fund - Class I (CAF)
1,365,908 shares (cost $21,335,734)	27,727,932
NVIT International Index Fund - Class VIII (GVIX8)
443,700 shares (cost $4,092,221)	3,842,444
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,826,381 shares (cost $28,942,832)	35,640,663
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
515,671 shares (cost $7,433,261)	7,652,563
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
110,241 shares (cost $1,895,712)	1,849,852
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,137,654 shares (cost $32,403,139)	31,125,528
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
13,548,208 shares (cost $129,243,375)	169,894,532
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,293,163 shares (cost $65,627,655)	83,636,142
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
4,318,156 shares (cost $43,726,402)	47,845,173
NVIT Mid Cap Index Fund - Class I (MCIF)
3,878,890 shares (cost $72,248,713)	87,081,077
NVIT Money Market Fund - Class I (SAM)
175,550,992 shares (cost $175,550,992)	175,550,992

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
3,809,631 shares (cost $45,290,182)	$39,086,816
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
622,405 shares (cost $6,947,235)	5,875,505
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
36,429 shares (cost $403,016)	341,344
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,752,166 shares (cost $21,428,968)	22,112,331
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
27,331 shares (cost $262,863)	342,457
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
755,713 shares (cost $8,810,805)	7,526,903
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
273,562 shares (cost $2,512,917)	2,710,999
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,746,687 shares (cost $68,125,967)	72,526,884
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
548,504 shares (cost $5,923,320)	5,731,863
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,031,547 shares (cost $61,764,778)	60,677,362
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,225,337 shares (cost $25,282,437)	22,497,179
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
16,365 shares (cost $294,966)	286,543
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,408,593 shares (cost $69,787,649)	84,465,252
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
55,176 shares (cost $608,907)	712,876
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,970,438 shares (cost $68,197,687)	81,751,317
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
57,035 shares (cost $984,729)	1,129,299
NVIT Multi-Sector Bond Fund - Class I (MSBF)
4,621,782 shares (cost $40,843,749)	40,117,066
NVIT Short Term Bond Fund - Class II (NVSTB2)
819,047 shares (cost $8,551,288)	8,321,513
NVIT Large Cap Growth Fund - Class I (NVOLG1)
17,886,216 shares (cost $299,372,318)	357,545,457
NVIT Large Cap Growth Fund - Class II (NVOLG2)
372,871 shares (cost $6,399,965)	7,423,859
Templeton NVIT International Value Fund - Class III (NVTIV3)
243,222 shares (cost $3,140,662)	2,646,256
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,563,321 shares (cost $19,480,092)	23,934,437
NVIT Real Estate Fund - Class I (NVRE1)
12,067,494 shares (cost $96,996,393)	78,318,036
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
6,982 shares (cost $82,979)	76,943
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
111,319 shares (cost $1,196,419)	1,087,585

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
24,003 shares (cost $243,029)	$235,954
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
29,468 shares (cost $311,443)	295,563
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
6,717 shares (cost $71,571)	67,710
NVIT Small Cap Index Fund Class II (NVSIX2)
127,794 shares (cost $1,728,022)	1,527,135
NVIT S&P 500 Index Fund Class II (GVEX2)
720,262 shares (cost $10,167,192)	10,033,253
VPS Growth and Income Portfolio - Class B (ALVGIB)
34,821 shares (cost $643,407)	1,036,972
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
15,077 shares (cost $399,704)	720,209
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
330,211 shares (cost $6,984,587)	5,663,125
VP Income & Growth Fund - Class I (ACVIG)
6,302,727 shares (cost $43,448,610)	54,014,371
VP Income & Growth Fund - Class II (ACVIG2)
59,610 shares (cost $393,793)	510,856
VP Inflation Protection Fund - Class II (ACVIP2)
2,854,661 shares (cost $32,576,386)	28,375,329
VP International Fund - Class I (ACVI)
154,326 shares (cost $1,252,820)	1,546,344
VP Mid Cap Value Fund - Class I (ACVMV1)
784,654 shares (cost $13,459,147)	14,429,795
VP Mid Cap Value Fund - Class II (ACVMV2)
25,748 shares (cost $367,844)	473,760
VP Ultra(R) Fund - Class I (ACVU1)
1,360 shares (cost $14,989)	21,046
VP Value Fund - Class I (ACVV)
215,611 shares (cost $1,307,825)	1,908,156
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
67,503 shares (cost $1,470,229)	1,274,463
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,333,720 shares (cost $18,762,926)	22,286,457
Appreciation Portfolio - Initial Shares (DCAP)
1,117,908 shares (cost $41,565,143)	50,562,972
Appreciation Portfolio - Service Shares (DCAPS)
19,113 shares (cost $728,766)	859,329
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
587 shares (cost $23,974)	27,007
International Value Portfolio - Initial Shares (DVIV)
184 shares (cost $1,852)	1,845
Managed Tail Risk Fund II: Service Shares (FCA2S)
40,309 shares (cost $238,352)	205,576
High Income Bond Fund II - Service Shares (FHIBS)
240,310 shares (cost $1,612,584)	1,521,159
Quality Bond Fund II - Primary Shares (FQB)
6,382,054 shares (cost $68,691,108)	70,011,127

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Quality Bond Fund II - Service Shares (FQBS)
242,814 shares (cost $2,694,309)	$2,653,961
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
23,941 shares (cost $224,306)	350,501
VIP Contrafund(R) Portfolio - Service Class (FCS)
391,353 shares (cost $10,351,457)	13,223,803
VIP Energy Portfolio - Service Class 2 (FNRS2)
610,308 shares (cost $13,158,371)	9,465,884
VIP Equity-Income Portfolio - Service Class (FEIS)
8,985,709 shares (cost $191,983,294)	183,038,898
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
193,094 shares (cost $3,758,136)	3,869,614
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
667,865 shares (cost $7,645,076)	8,107,876
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
3,694 shares (cost $41,188)	44,627
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
933,879 shares (cost $11,240,471)	11,589,437
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,979 shares (cost $91,525)	123,546
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
557,328 shares (cost $6,850,053)	7,055,779
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
21,565 shares (cost $224,509)	272,154
VIP Growth Opportunities Portfolio - Service Class (FGOS)
35,467 shares (cost $828,511)	1,124,297
VIP Growth Portfolio - Service Class (FGS)
2,610,255 shares (cost $99,989,127)	171,154,443
VIP Growth Portfolio - Service Class 2 (FG2)
37,273 shares (cost $1,560,294)	2,423,111
VIP High Income Portfolio - Service Class (FHIS)
9,951,012 shares (cost $56,232,115)	48,958,977
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,871,797 shares (cost $37,067,155)	35,150,800
VIP Mid Cap Portfolio - Service Class (FMCS)
839,878 shares (cost $27,937,708)	27,220,431
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
153,335 shares (cost $4,565,905)	4,880,664
VIP Overseas Portfolio - Service Class (FOS)
1,698,825 shares (cost $33,378,423)	32,277,683
VIP Overseas Portfolio - Service Class 2 (FO2)
84,831 shares (cost $1,718,807)	1,604,156
VIP Value Strategies Portfolio - Service Class (FVSS)
625,544 shares (cost $7,277,698)	9,082,897
Franklin Income Securities Fund - Class 2 (FTVIS2)
2,953,039 shares (cost $45,071,644)	41,933,152
Rising Dividends Securities Fund - Class 2 (FTVRD2)
25,159 shares (cost $538,407)	621,926
Small Cap Value Securities Fund - Class 2 (FTVSV2)
517,104 shares (cost $9,704,938)	9,142,401

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
487,896 shares (cost $4,583,571)	$3,083,500
Templeton Foreign Securities Fund - Class 2 (TIF2)
405,742 shares (cost $6,932,406)	5,355,797
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,884,155 shares (cost $34,710,540)	29,769,645
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
938,147 shares (cost $6,945,732)	6,332,495
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,596,386 shares (cost $17,265,190)	16,793,977
Guardian Portfolio - I Class Shares (AMGP)
12,275 shares (cost $204,471)	204,988
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
9,581 shares (cost $231,913)	217,777
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
56,645 shares (cost $1,259,033)	1,209,369
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,315 shares (cost $40,153)	43,720
Socially Responsive Portfolio - I Class Shares (AMSRS)
407,148 shares (cost $7,202,673)	8,737,405
International Growth Fund/VA - Service Shares (OVIGS)
289,486 shares (cost $708,662)	662,924
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
65,376 shares (cost $2,997,169)	3,627,722
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,871,060 shares (cost $109,671,709)	109,100,261
Global Securities Fund/VA - Service Class (OVGSS)
32,525 shares (cost $890,525)	1,222,598
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,997,832 shares (cost $68,640,769)	87,656,607
Main Street Fund(R)/VA - Service Class (OVGIS)
64,478 shares (cost $1,433,102)	1,868,583
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
429,948 shares (cost $10,832,742)	9,166,485
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
7,134 shares (cost $128,747)	150,175
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
702,656 shares (cost $40,203,434)	53,999,121
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
883,872 shares (cost $4,703,502)	4,313,296
Global Strategic Income Fund/VA: Service Shares (OVSBS)
413,656 shares (cost $2,286,203)	2,068,280
All Asset Portfolio - Advisor Class (PMVAAD)
518,161 shares (cost $5,769,776)	4,761,903
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
229,113 shares (cost $2,379,855)	2,201,779
Low Duration Portfolio - Advisor Class (PMVLAD)
3,586,577 shares (cost $38,038,642)	36,762,414
Real Return Portfolio - Administrative Class (PMVRRA)
69,358 shares (cost $958,170)	827,438

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Total Return Portfolio - Administrative Class (PMVTRA)
123,442 shares (cost $1,392,886)	$1,306,015
Total Return Portfolio - Advisor Class (PMVTRD)
1,218,461 shares (cost $13,721,065)	12,891,320
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
30,155 shares (cost $381,347)	352,809
VT Growth & Income Fund: Class IB (PVGIB)
481 shares (cost $8,824)	11,415
VI American Franchise Fund - Series II Shares (ACEG2)
40,429 shares (cost $2,119,448)	2,257,975
VI Comstock Fund - Series II Shares (ACC2)
213,470 shares (cost $2,541,526)	3,737,863
VI American Franchise Fund - Series I Shares (ACEG)
384 shares (cost $15,100)	22,027
VI Core Equity Fund - Series I Shares (AVGI)
86 shares (cost $3,032)	2,914
VI Core Equity Fund - Series II Shares (AVCE2)
14,526 shares (cost $384,888)	485,175
VI Equity and Income Fund - Series I Shares (IVKEI1)
14,501 shares (cost $240,210)	235,356
VI Global Health Care Fund - Series I Shares (IVHS)
13,660 shares (cost $413,869)	433,709
VI Global Real Estate Fund - Series I Shares (IVRE)
14,557 shares (cost $232,770)	238,153
Diversified Stock Fund Class A Shares (VYDS)
215,815 shares (cost $2,277,702)	2,751,636
Micro-Cap Portfolio - Investment Class (ROCMC)
42,708 shares (cost $477,410)	398,894
Variable Fund - Multi-Hedge Strategies (RVARS)
48,523 shares (cost $1,156,840)	1,168,911
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
15,895 shares (cost $160,486)	192,647
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
3,676 shares (cost $133,435)	165,950
Series N (Managed Asset Allocation Series) (SBLN)
9,191 shares (cost $241,890)	252,119
Series O (All Cap Value Series) (SBLO)
6,668 shares (cost $171,146)	195,384
Series P (High Yield Series) (SBLP)
8,780 shares (cost $280,659)	251,447
Series Q (Small Cap Value Series) (SBLQ)
15,080 shares (cost $635,015)	598,839
Series V (Mid Cap Value Series) (SBLV)
25,107 shares (cost $1,571,695)	1,650,278
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
6,408 shares (cost $192,423)	198,854
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
16,450 shares (cost $239,307)	248,566
Health Sciences Portfolio - II (TRHS2)
1,617,221 shares (cost $53,468,970)	60,920,713

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
188,650 shares (cost $5,293,433)	$3,084,423
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,499,551 shares (cost $19,106,623)	15,745,282
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
547,586 shares (cost $16,511,036)	9,243,259
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,057,061 shares (cost $119,305,173)	108,423,220
Variable Insurance Portfolios - Balanced (WRBP)
5,310,725 shares (cost $48,253,991)	46,519,298
Variable Insurance Portfolios - Bond (WRBDP)
10,298,330 shares (cost $56,642,896)	53,541,018
Variable Insurance Portfolios - Core Equity (WRCEP)
8,226,131 shares (cost $98,326,968)	96,666,090
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,687,891 shares (cost $11,984,378)	13,193,232
Variable Insurance Portfolios - Energy (WRENG)
735,994 shares (cost $4,943,593)	3,709,632
Variable Insurance Portfolios - Global Bond (WRGBP)
744,846 shares (cost $3,810,742)	3,527,665
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
1,660,716 shares (cost $8,542,438)	6,083,867
Variable Insurance Portfolios - Growth (WRGP)
9,191,136 shares (cost $91,248,666)	104,941,638
Variable Insurance Portfolios - High Income (WRHIP)
18,071,416 shares (cost $67,659,000)	60,562,737
Variable Insurance Portfolios - International Growth (WRIP)
2,687,450 shares (cost $20,199,914)	23,321,422
Variable Insurance Portfolios - International Core Equity (WRI2P)
664,214 shares (cost $10,903,953)	10,313,182
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,061,175 shares (cost $5,193,054)	5,167,076
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
139,659 shares (cost $3,342,147)	2,879,640
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,581,375 shares (cost $14,852,150)	14,899,561
Variable Insurance Portfolios - Money Market (WRMMP)
12,647,914 shares (cost $12,647,914)	12,647,914
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
853,784 shares (cost $6,792,323)	7,665,954
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,741,166 shares (cost $47,108,147)	62,925,102
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,926,561 shares (cost $39,590,247)	41,640,393
Variable Insurance Portfolios - Small Cap Value (WRSCV)
304,558 shares (cost $5,055,727)	4,767,946
Variable Insurance Portfolios - Value (WRVP)
6,153,020 shares (cost $37,571,053)	37,854,608
Advantage VT Opportunity Fund - Class 2 (SVOF)
7,390 shares (cost $141,396)	185,108

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
733,217 shares (cost $7,579,754)	$6,276,341

Total Investments	$5,058,375,934

Accounts Receivable - VP Value Fund - Class I (ACVV)	625
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	13
Accounts Receivable - VI Core Equity Fund - Series I Shares (AVGI)	8
Accounts Receivable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	12
Accounts Receivable - Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	23
Accounts Receivable - International Value Portfolio - Initial Shares (DVIV)	11
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	1,343
Accounts Receivable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	42,254
Accounts Receivable - VI Global Health Care Fund - Series I Shares (IVHS)	187
Accounts Receivable - VI Global Real Estate Fund - Series I Shares (IVRE)	161
Accounts Receivable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	701
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	185
Accounts Receivable - Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	76
Accounts Receivable - Series N (Managed Asset Allocation Series) (SBLN)	51
Accounts Receivable - Series O (All Cap Value Series) (SBLO)	310
Accounts Receivable - Series Q (Small Cap Value Series) (SBLQ)	272
Accounts Receivable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	65
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	44,380
Accounts Payable - VP International Fund - Class I (ACVI)	(4,259)
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(14)
Accounts Payable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	(759)
Accounts Payable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	(667)
Accounts Payable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	(609)
Accounts Payable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	(5,298)
Accounts Payable - NVIT Cardinal Conservative Fund - Class II (NVCCN2)	(2,784)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(1,669)
Accounts Payable - Series V (Mid Cap Value Series) (SBLV)	(420)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(2,113)
Accounts Payable - Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	(2,610)
Accounts Payable - Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	(11,446)
Accounts Payable - NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	(48)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	(156)
Other Accounts Payable	(153,332)

$5,058,280,427

Contract Owners’ Equity:
Accumulation units	4,989,857,883
Contracts in payout (annuitization) period (note 1f)	68,422,544

Total Contract Owners’ Equity (note 5)	$5,058,280,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 `

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAB	BRVHY3	BRVTR3	BRVED3	MLVGA3	DWVSVS	DSIF
Reinvested dividends	$78,586,074	$3,851	$3,794	$1,851	$1,198	$396,847	$10,214	$5,688,129
Mortality and expense risk charges (note 2)	(62,681,841)	(6,830)	(848)	(1,284)	(592)	(457,653)	(25,411)	(3,485,962)

Net investment income (loss)	15,904,233	(2,979)	2,946	567	606	(60,806)	(15,197)	2,202,167

Realized gain (loss) on investments	162,160,643	3,270	(5,323)	(2,662)	(611)	(68,648)	(56,408)	13,430,722
Change in unrealized gain (loss) on investments	(645,516,089)	(25,520)	(9,568)	(5,093)	(11,899)	(2,892,362)	(311,292)	(24,293,610)

Net gain (loss) on investments	(483,355,446)	(22,250)	(14,891)	(7,755)	(12,510)	(2,961,010)	(367,700)	(10,862,888)

Reinvested capital gains	390,621,544	10,179	1,172	-	9,918	2,226,219	229,215	8,924,776

Net increase (decrease) in contract owners’ equity resulting from operations	$(76,829,669)	$(15,050)	$(10,773)	$(7,188)	$(1,986)	$(795,597)	$(153,682)	$264,055

Investment Activity:	DSRG	DSRGS	ETVFR	GVGMNS	HVSIT	IVMCC2	IVKMG2	JPMMV1
Reinvested dividends	$439,448	$665	$98,693	$166	$3,302	$382	$-	$204,285
Mortality and expense risk charges (note 2)	(450,219)	(1,296)	(34,181)	(2,601)	(5,724)	(4,030)	(18,098)	(227,551)

Net investment income (loss)	(10,771)	(631)	64,512	(2,435)	(2,422)	(3,648)	(18,098)	(23,266)

Realized gain (loss) on investments	2,277,602	6,666	(157,473)	5,684	(36,609)	(157)	139,695	1,431,240
Change in unrealized gain (loss) on investments	(9,476,722)	(20,249)	57,448	(21,062)	(89,800)	(51,022)	(293,247)	(3,700,789)

Net gain (loss) on investments	(7,199,120)	(13,583)	(100,025)	(15,378)	(126,409)	(51,179)	(153,552)	(2,269,549)

Reinvested capital gains	5,512,813	10,722	-	4,109	82,956	34,840	132,698	1,560,906

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,697,078)	$(3,492)	$(35,513)	$(13,704)	$(45,875)	$(19,987)	$(38,952)	$(731,909)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MMCGSC
Reinvested dividends	$1,316	$10,265	$1,120,556	$226,486	$300,638	$14,420	$820	$-
Mortality and expense risk charges (note 2)	(1,015)	(3,092)	(1,049,687)	(324,038)	(669,798)	(12,459)	(1,706)	(19,551)

Net investment income (loss)	301	7,173	70,869	(97,552)	(369,160)	1,961	(886)	(19,551)

Realized gain (loss) on investments	1,233	(2,757)	(783,801)	1,458,954	(3,283,406)	(143,793)	(837)	55,327
Change in unrealized gain (loss) on investments	(4,649)	(14,945)	(7,717,091)	(4,271,363)	(3,833,257)	(136,073)	(13,376)	(112,321)

Net gain (loss) on investments	(3,416)	(17,702)	(8,500,892)	(2,812,409)	(7,116,663)	(279,866)	(14,213)	(56,994)

Reinvested capital gains	2,400	1,118	17,828,857	3,849,829	1,803,819	2,890	10,360	106,163

Net increase (decrease) in contract owners’ equity resulting from operations	$(715)	$(9,411)	$9,398,834	$939,868	$(5,682,004)	$(275,015)	$(4,739)	$29,618

Investment Activity:	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG
Reinvested dividends	$-	$778,842	$311,827	$511	$148,928	$28,168	$318,613	$-
Mortality and expense risk charges (note 2)	(24,759)	(430,908)	(203,897)	(175)	(61,798)	(15,387)	(68,104)	(885)

Net investment income (loss)	(24,759)	347,934	107,930	336	87,130	12,781	250,509	(885)

Realized gain (loss) on investments	(297,595)	2,434,553	1,094,157	(357)	1,073	7,839	(19,679)	834
Change in unrealized gain (loss) on investments	197,817	(5,751,314)	(619,692)	(8,395)	(189,770)	(42,366)	(351,296)	(10,967)

Net gain (loss) on investments	(99,778)	(3,316,761)	474,465	(8,752)	(188,697)	(34,527)	(370,975)	(10,133)

Reinvested capital gains	61,185	2,195,612	178,432	3,386	-	-	-	7,516

Net increase (decrease) in contract owners’ equity resulting from operations	$(63,352)	$(773,215)	$760,827	$(5,030)	$(101,567)	$(21,746)	$(120,466)	$(3,502)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVRE	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$13,732	$10,293	$3,062	$3,080,183	$48,354	$699,824	$182,851	$148,348
Mortality and expense risk charges (note 2)	(16,455)	(2,404)	(1,367)	(1,497,639)	(41,904)	(589,682)	(156,008)	(258,920)

Net investment income (loss)	(2,723)	7,889	1,695	1,582,544	6,450	110,142	26,843	(110,572)

Realized gain (loss) on investments	55,099	(255)	(245)	4,177,625	97,567	3,924,591	187,235	1,547,504
Change in unrealized gain (loss) on investments	(47,788)	(70,778)	(9,598)	(29,124,810)	(517,265)	(6,346,629)	(402,667)	(2,399,955)

Net gain (loss) on investments	7,311	(71,033)	(9,843)	(24,947,185)	(419,698)	(2,422,038)	(215,432)	(852,451)

Reinvested capital gains	-	47,522	3,053	16,185,822	270,526	2,171,802	5,615	2,059,092

Net increase (decrease) in contract owners’ equity resulting from operations	$4,588	$(15,622)	$(5,095)	$(7,178,819)	$(142,722)	$(140,094)	$(182,974)	$1,096,069

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1
Reinvested dividends	$266,902	$186,299	$2,112,925	$135,552	$1,655	$104,870	$195	$483,623
Mortality and expense risk charges (note 2)	(437,000)	(253,280)	(465,722)	(194,499)	(6,532)	(241,725)	(936)	(708,042)

Net investment income (loss)	(170,098)	(66,981)	1,647,203	(58,947)	(4,877)	(136,855)	(741)	(224,419)

Realized gain (loss) on investments	4,834,081	1,483,545	(311,522)	(282,498)	(8,183)	262,626	4,110	2,228,489
Change in unrealized gain (loss) on investments	(3,761,432)	(2,937,427)	(3,145,003)	(2,572,436)	(59,736)	(1,715,283)	(11,082)	(8,795,739)

Net gain (loss) on investments	1,072,649	(1,453,882)	(3,456,525)	(2,854,934)	(67,919)	(1,452,657)	(6,972)	(6,567,250)

Reinvested capital gains	981,967	1,503,950	374,237	-	-	782,796	2,687	5,525,836

Net increase (decrease) in contract owners’ equity resulting from operations	$1,884,518	$(16,913)	$(1,435,085)	$(2,913,881)	$(72,796)	$(806,716)	$(5,026)	$(1,265,833)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$36,416	$90,820	$266,931	$195,263	$171,575	$559,423	$251,568	$181,518
Mortality and expense risk charges (note 2)	(49,810)	(37,498)	(115,957)	(74,187)	(103,052)	(241,931)	(110,706)	(85,817)

Net investment income (loss)	(13,394)	53,322	150,974	121,076	68,523	317,492	140,862	95,701

Realized gain (loss) on investments	213,793	120,187	225,057	138,611	4,965	464,228	213,574	131,453
Change in unrealized gain (loss) on investments	(987,827)	(522,378)	(973,320)	(853,620)	(482,347)	(2,343,335)	(1,350,041)	(667,327)

Net gain (loss) on investments	(774,034)	(402,191)	(748,263)	(715,009)	(477,382)	(1,879,107)	(1,136,467)	(535,874)

Reinvested capital gains	727,300	266,246	372,701	434,238	252,734	1,137,485	798,592	285,489

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,128)	$(82,623)	$(224,588)	$(159,695)	$(156,125)	$(424,130)	$(197,013)	$(154,684)

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	CAF
Reinvested dividends	$178,977	$17,575	$74,199	$1,294,817	$3,060	$2,103,603	$33,873	$100,605
Mortality and expense risk charges (note 2)	(72,364)	(12,230)	(57,913)	(1,168,507)	(5,827)	(1,387,683)	(44,814)	(329,091)

Net investment income (loss)	106,613	5,345	16,286	126,310	(2,767)	715,920	(10,941)	(228,486)

Realized gain (loss) on investments	(67,405)	1,406	(56,718)	2,619,032	14,706	(2,061,520)	(54,966)	3,350,917
Change in unrealized gain (loss) on investments	(173,566)	(27,325)	(84,128)	(2,613,952)	(15,045)	(96,049)	17,726	(5,654,950)

Net gain (loss) on investments	(240,971)	(25,919)	(140,846)	5,080	(339)	(2,157,569)	(37,240)	(2,304,033)

Reinvested capital gains	28,777	2,916	41,197	-	-	-	-	3,727,423

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,581)	$(17,658)	$(83,363)	$131,390	$(3,106)	$(1,441,649)	$(48,181)	$1,194,904

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$81,107	$525,138	$130,499	$29,718	$552,020	$2,832,687	$1,286,064	$824,443
Mortality and expense risk charges (note 2)	(47,800)	(462,362)	(82,572)	(22,898)	(377,744)	(2,238,797)	(1,159,853)	(652,079)

Net investment income (loss)	33,307	62,776	47,927	6,820	174,276	593,890	126,211	172,364

Realized gain (loss) on investments	168,644	3,866,731	135,344	63,720	311,868	6,841,573	453,988	693,625
Change in unrealized gain (loss) on investments	(332,721)	(4,652,413)	(459,932)	(178,035)	(1,770,503)	(17,234,253)	(3,888,725)	(4,080,284)

Net gain (loss) on investments	(164,077)	(785,682)	(324,588)	(114,315)	(1,458,635)	(10,392,680)	(3,434,737)	(3,386,659)

Reinvested capital gains	-	-	163,059	71,074	1,026,610	7,386,224	1,684,172	2,622,469

Net increase (decrease) in contract owners’ equity resulting from operations	$(130,770)	$(722,906)	$(113,602)	$(36,421)	$(257,749)	$(2,412,566)	$(1,624,354)	$(591,826)

Investment Activity:	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$1,019,160	$-	$298,285	$85,936	$3,882	$105,665	$783	$102,891
Mortality and expense risk charges (note 2)	(1,097,868)	(1,926,992)	(476,800)	(81,947)	(6,176)	(284,179)	(6,938)	(97,084)

Net investment income (loss)	(78,708)	(1,926,992)	(178,515)	3,989	(2,294)	(178,514)	(6,155)	5,807

Realized gain (loss) on investments	3,078,644	-	(503,221)	(200,779)	(4,663)	2,294,977	25,289	42,852
Change in unrealized gain (loss) on investments	(12,516,999)	-	(2,330,626)	(213,244)	(15,015)	(3,655,159)	(43,692)	(1,291,693)

Net gain (loss) on investments	(9,438,355)	-	(2,833,847)	(414,023)	(19,678)	(1,360,182)	(18,403)	(1,248,841)

Reinvested capital gains	6,404,445	-	2,481,480	-	-	2,010,924	29,184	892,910

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,112,618)	$(1,926,992)	$(530,882)	$(410,034)	$(21,972)	$472,228	$4,626	$(350,124)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$29,128	$-	$-	$766,580	$-	$-	$630,763	$3,562
Mortality and expense risk charges (note 2)	(47,683)	(912,697)	(82,564)	(775,549)	(287,283)	(5,902)	(1,055,327)	(13,682)

Net investment income (loss)	(18,555)	(912,697)	(82,564)	(8,969)	(287,283)	(5,902)	(424,564)	(10,120)

Realized gain (loss) on investments	170,231	5,836,767	571,240	2,977,692	1,637,631	41,882	4,555,261	19,037
Change in unrealized gain (loss) on investments	(624,267)	(17,045,336)	(1,437,153)	(12,566,686)	(4,753,481)	(86,438)	(20,296,164)	(150,420)

Net gain (loss) on investments	(454,036)	(11,208,569)	(865,913)	(9,588,994)	(3,115,850)	(44,556)	(15,740,903)	(131,383)

Reinvested capital gains	326,500	11,563,439	910,070	7,115,590	3,332,172	44,938	9,510,112	80,004

Net increase (decrease) in contract owners’ equity resulting from operations	$(146,091)	$(557,827)	$(38,407)	$(2,482,373)	$(70,961)	$(5,520)	$(6,655,355)	$(61,499)

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF
Reinvested dividends	$328,700	$1,716	$852,706	$141,175	$2,312,338	$28,666	$53,136	$412,484
Mortality and expense risk charges (note 2)	(997,947)	(26,186)	(505,981)	(84,100)	(4,214,752)	(143,149)	(30,642)	(309,162)

Net investment income (loss)	(669,247)	(24,470)	346,725	57,075	(1,902,414)	(114,483)	22,494	103,322

Realized gain (loss) on investments	2,212,759	149,898	672,951	(18,641)	17,702,648	605,627	83,973	2,983,358
Change in unrealized gain (loss) on investments	(12,626,826)	(304,652)	(2,725,657)	(150,964)	(57,057,316)	(1,407,322)	(352,928)	(5,075,950)

Net gain (loss) on investments	(10,414,067)	(154,754)	(2,052,706)	(169,605)	(39,354,668)	(801,695)	(268,955)	(2,092,592)

Reinvested capital gains	8,928,544	131,786	-	-	56,309,141	1,166,735	133,104	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,154,770)	$(47,438)	$(1,705,981)	$(112,530)	$15,052,059	$250,557	$(113,357)	$(1,989,270)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVRE1	NVLM2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$2,243,547	$1,320	$12,445	$2,914	$4,887	$1,052	$17,639	$162,231
Mortality and expense risk charges (note 2)	(982,393)	(381)	(11,803)	(2,828)	(3,054)	(811)	(20,744)	(96,823)

Net investment income (loss)	1,261,154	939	642	86	1,833	241	(3,105)	65,408

Realized gain (loss) on investments	3,219,253	(84)	(3,621)	109	478	1,206	(28,774)	312,146
Change in unrealized gain (loss) on investments	(22,852,113)	(6,036)	(66,070)	(13,638)	(17,868)	(4,278)	(211,660)	(525,625)

Net gain (loss) on investments	(19,632,860)	(6,120)	(69,691)	(13,529)	(17,390)	(3,072)	(240,434)	(213,479)

Reinvested capital gains	12,536,269	1,035	-	-	-	-	135,408	133,012

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,835,437)	$(4,146)	$(69,049)	$(13,443)	$(15,557)	$(2,831)	$(108,131)	$(15,059)

Investment Activity:	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$12,226	$-	$32,330	$1,246,974	$10,264	$639,658	$6,014	$272,165
Mortality and expense risk charges (note 2)	(20,061)	(15,131)	(91,368)	(673,579)	(10,590)	(365,550)	(18,192)	(182,383)

Net investment income (loss)	(7,835)	(15,131)	(59,038)	573,395	(326)	274,108	(12,178)	89,782

Realized gain (loss) on investments	80,650	219,263	26,739	1,168,123	60,536	(773,130)	42,286	1,332,289
Change in unrealized gain (loss) on investments	(76,529)	(194,573)	(1,383,730)	(11,052,373)	(152,671)	(597,010)	(35,121)	(2,632,688)

Net gain (loss) on investments	4,121	24,690	(1,356,991)	(9,884,250)	(92,135)	(1,370,140)	7,165	(1,300,399)

Reinvested capital gains	-	72,876	994,676	5,209,093	49,755	-	-	794,897

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,714)	$82,435	$(421,353)	$(4,101,762)	$(42,706)	$(1,096,032)	$(5,013)	$(415,720)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVMV2	ACVU1	ACVV	DVMCSS	DVSCS	DCAP	DCAPS	DSC
Reinvested dividends	$7,589	$92	$43,718	$5,627	$187,996	$944,922	$13,963	$-
Mortality and expense risk charges (note 2)	(8,466)	(371)	(22,644)	(15,551)	(285,448)	(621,001)	(18,750)	(325)

Net investment income (loss)	(877)	(279)	21,074	(9,924)	(97,452)	323,921	(4,787)	(325)

Realized gain (loss) on investments	30,535	123	167,334	(24,687)	2,069,796	4,298,841	73,594	185
Change in unrealized gain (loss) on investments	(69,054)	(926)	(290,277)	(212,519)	(4,420,391)	(9,284,167)	(162,921)	(733)

Net gain (loss) on investments	(38,519)	(803)	(122,943)	(237,206)	(2,350,595)	(4,985,326)	(89,327)	(548)

Reinvested capital gains	23,088	1,973	-	200,825	1,675,969	2,731,452	47,426	412

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,308)	$891	$(101,869)	$(46,305)	$(772,078)	$(1,929,953)	$(46,688)	$(461)

Investment Activity:	DVIV	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2
Reinvested dividends	$120	$3,346	$86,842	$2,962,336	$105,321	$3,304	$128,178	$112,908
Mortality and expense risk charges (note 2)	(40)	(4,196)	(31,204)	(870,999)	(54,829)	(7,706)	(155,299)	(140,583)

Net investment income (loss)	80	(850)	55,638	2,091,337	50,492	(4,402)	(27,121)	(27,675)

Realized gain (loss) on investments	304	(643)	13,951	(294,077)	90,198	64,266	143,166	(639,383)
Change in unrealized gain (loss) on investments	(182)	(17,165)	(140,161)	(2,729,739)	(202,444)	(75,857)	(1,445,577)	(2,573,561)

Net gain (loss) on investments	122	(17,808)	(126,210)	(3,023,816)	(112,246)	(11,591)	(1,302,411)	(3,212,944)

Reinvested capital gains	-	307	-	-	-	327	1,268,782	398,190

Net increase (decrease) in contract owners’ equity resulting from operations	$202	$(18,351)	$(70,572)	$(932,479)	$(61,754)	$(15,666)	$(60,750)	$(2,842,429)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$6,021,273	$121,502	$139,757	$727	$210,409	$2,036	$119,976	$4,125
Mortality and expense risk charges (note 2)	(2,278,103)	(78,565)	(102,350)	(952)	(140,482)	(2,507)	(85,899)	(4,649)

Net investment income (loss)	3,743,170	42,937	37,407	(225)	69,927	(471)	34,077	(524)

Realized gain (loss) on investments	(5,337,442)	(68,319)	302,822	2,403	449,297	5,695	570,068	7,883
Change in unrealized gain (loss) on investments	(28,471,833)	(656,453)	(472,350)	(3,315)	(769,353)	(8,591)	(768,833)	(13,679)

Net gain (loss) on investments	(33,809,275)	(724,772)	(169,528)	(912)	(320,056)	(2,896)	(198,765)	(5,796)

Reinvested capital gains	19,617,857	425,676	23,642	133	51,721	555	38,856	1,517

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,448,248)	$(256,159)	$(108,479)	$(1,004)	$(198,408)	$(2,812)	$(125,832)	$(4,803)

Investment Activity:	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$677	$276,566	$784	$3,430,695	$918,482	$116,457	$13,040	$429,069
Mortality and expense risk charges (note 2)	(12,444)	(1,883,534)	(44,127)	(581,543)	(438,824)	(351,580)	(103,732)	(303,132)

Net investment income (loss)	(11,767)	(1,606,968)	(43,343)	2,849,152	479,658	(235,123)	(90,692)	125,937

Realized gain (loss) on investments	60,048	13,496,400	118,071	3,155,524	1,353	1,018,737	237,029	(481,184)
Change in unrealized gain (loss) on investments	(115,562)	(7,378,154)	(28,688)	(9,839,573)	(1,178,397)	(5,281,147)	(1,016,671)	(720,432)

Net gain (loss) on investments	(55,514)	6,118,246	89,383	(6,684,049)	(1,177,044)	(4,262,410)	(779,642)	(1,201,616)

Reinvested capital gains	112,571	5,428,542	77,674	-	31,866	3,855,353	702,723	33,785

Net increase (decrease) in contract owners’ equity resulting from operations	$45,290	$9,939,820	$123,714	$(3,834,897)	$(665,520)	$(642,180)	$(167,611)	$(1,041,894)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FO2	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$19,082	$102,611	$2,570,985	$9,566	$67,626	$83,030	$245,191	$2,701,515
Mortality and expense risk charges (note 2)	(22,555)	(120,247)	(627,544)	(9,879)	(117,813)	(45,117)	(79,104)	(376,188)

Net investment income (loss)	(3,473)	(17,636)	1,943,441	(313)	(50,187)	37,913	166,087	2,325,327

Realized gain (loss) on investments	(22,877)	954,175	1,363,436	34,382	419,180	(279,778)	(558,887)	(916,185)
Change in unrealized gain (loss) on investments	(114,651)	(1,318,050)	(7,620,564)	(138,602)	(2,825,441)	(1,163,727)	(329,915)	(3,413,498)

Net gain (loss) on investments	(137,528)	(363,875)	(6,257,128)	(104,220)	(2,406,261)	(1,443,505)	(888,802)	(4,329,683)

Reinvested capital gains	1,689	8,610	-	70,797	1,555,308	528,747	250,433	175,461

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,312)	$(372,901)	$(4,313,687)	$(33,736)	$(901,140)	$(876,845)	$(472,282)	$(1,828,895)

Investment Activity:	FTVFA2	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS
Reinvested dividends	$227,245	$254,011	$1,553	$-	$-	$370	$54,662	$9,137
Mortality and expense risk charges (note 2)	(85,271)	(229,240)	(3,997)	(3,885)	(2,422)	(804)	(109,291)	(8,518)

Net investment income (loss)	141,974	24,771	(2,444)	(3,885)	(2,422)	(434)	(54,629)	619

Realized gain (loss) on investments	(221,012)	(207,965)	10,904	52	(1,936)	751	880,093	(52,680)
Change in unrealized gain (loss) on investments	(490,057)	10,345	(78,664)	(17,326)	(49,663)	(10,578)	(1,823,134)	(26,958)

Net gain (loss) on investments	(711,069)	(197,620)	(67,760)	(17,274)	(51,599)	(9,827)	(943,041)	(79,638)

Reinvested capital gains	12,426	-	54,205	18,935	-	3,737	864,198	69,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(556,669)	$(172,849)	$(15,999)	$(2,224)	$(54,021)	$(6,524)	$(133,472)	$(10,014)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$3,268	$1,541,205	$13,763	$867,414	$14,399	$94,229	$1,070	$-
Mortality and expense risk charges (note 2)	(40,045)	(1,379,619)	(24,081)	(1,039,749)	(38,640)	(119,037)	(2,108)	(636,436)

Net investment income (loss)	(36,777)	161,586	(10,318)	(172,335)	(24,241)	(24,808)	(1,038)	(636,436)

Realized gain (loss) on investments	103,077	3,721,385	17,909	6,301,605	195,443	160,100	6,226	3,397,189
Change in unrealized gain (loss) on investments	(617,423)	(7,956,757)	(66,327)	(18,210,360)	(473,153)	(2,401,923)	(42,001)	(4,658,750)

Net gain (loss) on investments	(514,346)	(4,235,372)	(48,418)	(11,908,755)	(277,710)	(2,241,823)	(35,775)	(1,261,561)

Reinvested capital gains	625,520	7,683,518	84,783	14,163,361	336,829	1,555,305	24,791	5,092,435

Net increase (decrease) in contract owners’ equity resulting from operations	$74,397	$3,609,732	$26,047	$2,082,271	$34,878	$(711,326)	$(12,022)	$3,194,438

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD
Reinvested dividends	$317,756	$130,306	$171,882	$48,330	$1,162,811	$35,810	$67,295	$699,080
Mortality and expense risk charges (note 2)	(57,822)	(42,784)	(59,912)	(39,768)	(377,969)	(10,021)	(15,245)	(164,922)

Net investment income (loss)	259,934	87,522	111,970	8,562	784,842	25,789	52,050	534,158

Realized gain (loss) on investments	(239,468)	16,771	(145,451)	(580,079)	63,463	(16,018)	122	(264,646)
Change in unrealized gain (loss) on investments	(194,672)	(191,885)	(519,674)	255,914	(1,140,123)	(46,190)	(73,773)	(511,359)

Net gain (loss) on investments	(434,140)	(175,114)	(665,125)	(324,165)	(1,076,660)	(62,208)	(73,651)	(776,005)

Reinvested capital gains	-	-	-	6,003	-	-	14,178	137,559

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,206)	$(87,592)	$(553,155)	$(309,600)	$(291,818)	$(36,419)	$(7,423)	$(104,288)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVEBD	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1
Reinvested dividends	$17,777	$242	$-	$70,256	$-	$143	$4,806	$6,403
Mortality and expense risk charges (note 2)	(3,772)	(163)	(36,447)	(80,401)	(269)	(179)	(10,244)	(3,322)

Net investment income (loss)	14,005	79	(36,447)	(10,145)	(269)	(36)	(5,438)	3,081

Realized gain (loss) on investments	(17,667)	(75)	117,481	401,222	1,967	4,055	19,749	22,084
Change in unrealized gain (loss) on investments	(15,778)	(1,217)	(39,199)	(740,639)	(933)	(6,082)	(110,507)	(56,765)

Net gain (loss) on investments	(33,445)	(1,292)	78,282	(339,417)	1,034	(2,027)	(90,758)	(34,681)

Reinvested capital gains	1,900	-	11,383	11,603	118	1,303	54,900	22,192

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,540)	$(1,213)	$53,218	$(337,959)	$883	$(760)	$(41,296)	$(9,408)

Investment Activity:	IVHS	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN
Reinvested dividends	$-	$9,082	$17,261	$-	$3,877	$7,924	$1,936	$3,414
Mortality and expense risk charges (note 2)	(5,447)	(3,204)	(35,217)	(5,348)	(7,690)	(2,615)	(1,830)	(3,559)

Net investment income (loss)	(5,447)	5,878	(17,956)	(5,348)	(3,813)	5,309	106	(145)

Realized gain (loss) on investments	58,631	20,682	88,525	8,136	18,830	26,531	14,060	20,543
Change in unrealized gain (loss) on investments	(93,148)	(35,147)	(548,452)	(95,103)	(9,654)	(34,976)	(28,803)	(24,905)

Net gain (loss) on investments	(34,517)	(14,465)	(459,927)	(86,967)	9,176	(8,445)	(14,743)	(4,362)

Reinvested capital gains	44,058	-	352,788	24,349	-	-	12,508	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,094	$(8,587)	$(125,095)	$(67,966)	$5,363	$(3,136)	$(2,129)	$(4,507)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS
Reinvested dividends	$2,923	$27,384	$-	$10,974	$1,292	$366	$-	$1,240
Mortality and expense risk charges (note 2)	(3,215)	(3,031)	(7,665)	(20,179)	(1,986)	(1,122)	(724,742)	(44,376)

Net investment income (loss)	(292)	24,353	(7,665)	(9,205)	(694)	(756)	(724,742)	(43,136)

Realized gain (loss) on investments	52,102	3,443	69,043	146,814	35,085	3,348	7,395,387	(390,207)
Change in unrealized gain (loss) on investments	(106,891)	(46,883)	(240,081)	(564,930)	(40,522)	188	(5,168,434)	(1,180,167)

Net gain (loss) on investments	(54,789)	(43,440)	(171,038)	(418,116)	(5,437)	3,536	2,226,953	(1,570,374)

Reinvested capital gains	38,381	5,420	124,624	286,408	465	2,494	4,603,878	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,700)	$(13,667)	$(54,079)	$(140,913)	$(5,666)	$5,274	$6,106,089	$(1,613,510)

Investment Activity:	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG
Reinvested dividends	$114,584	$4,536	$474,161	$458,048	$1,727,039	$380,010	$193,074	$2,973
Mortality and expense risk charges (note 2)	(222,001)	(153,570)	(1,459,384)	(554,668)	(660,667)	(1,170,836)	(163,731)	(55,778)

Net investment income (loss)	(107,417)	(149,034)	(985,223)	(96,620)	1,066,372	(790,826)	29,343	(52,805)

Realized gain (loss) on investments	(151,962)	(761,280)	(3,189,319)	1,463,572	(50,197)	497,139	260,856	(58,428)
Change in unrealized gain (loss) on investments	(3,728,621)	(4,097,063)	(30,528,224)	(8,762,334)	(1,490,165)	(19,185,842)	(2,408,563)	(1,092,718)

Net gain (loss) on investments	(3,880,583)	(4,858,343)	(33,717,543)	(7,298,762)	(1,540,362)	(18,688,703)	(2,147,707)	(1,151,146)

Reinvested capital gains	1,130,671	-	22,768,385	6,735,130	-	17,782,343	1,652,605	26,926

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,857,329)	$(5,007,377)	$(11,934,381)	$(660,252)	$(473,990)	$(1,697,186)	$(465,759)	$(1,177,025)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC
Reinvested dividends	$150,421	$8,065	$118,093	$4,692,594	$103,194	$143,617	$79,562	$-
Mortality and expense risk charges (note 2)	(44,774)	(92,163)	(1,212,838)	(810,388)	(274,084)	(123,879)	(59,939)	(38,589)

Net investment income (loss)	105,647	(84,098)	(1,094,745)	3,882,206	(170,890)	19,738	19,623	(38,589)

Realized gain (loss) on investments	(39,805)	(143,061)	4,380,579	2,859,942	(556,030)	602,442	(9,551)	184,083
Change in unrealized gain (loss) on investments	(212,721)	(1,711,577)	(9,855,243)	(12,472,167)	129,515	(2,268,949)	(23,032)	(1,030,799)

Net gain (loss) on investments	(252,526)	(1,854,638)	(5,474,664)	(9,612,225)	(426,515)	(1,666,507)	(32,583)	(846,716)

Reinvested capital gains	-	-	13,057,921	796,743	1,196,042	1,418,784	-	562,283

Net increase (decrease) in contract owners’ equity resulting from operations	$(146,879)	$(1,938,736)	$6,488,512	$(4,933,276)	$598,637	$(227,985)	$(12,960)	$(323,022)

Investment Activity:	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF
Reinvested dividends	$-	$2,724	$83,403	$-	$-	$4,999	$335,805	$252
Mortality and expense risk charges (note 2)	(182,574)	(147,500)	(89,567)	(781,294)	(516,077)	(62,970)	(480,962)	(3,294)

Net investment income (loss)	(182,574)	(144,776)	(6,164)	(781,294)	(516,077)	(57,971)	(145,157)	(3,042)

Realized gain (loss) on investments	707,610	-	1,456,237	2,911,229	1,182,965	181,882	206,048	4,682
Change in unrealized gain (loss) on investments	(2,944,679)	-	(2,006,953)	(8,858,962)	(7,046,972)	(935,477)	(7,778,661)	(30,921)

Net gain (loss) on investments	(2,237,069)	-	(550,716)	(5,947,733)	(5,864,007)	(753,595)	(7,572,613)	(26,239)

Reinvested capital gains	1,357,324	-	796,375	4,209,494	7,065,145	456,902	5,603,492	20,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,062,319)	$(144,776)	$239,495	$(2,519,533)	$685,061	$(354,664)	$(2,114,278)	$(9,106)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WFVSCG	HVIE	MIGSC	FHISR	FO2R	FOSR	BBGI	ACVI3
Reinvested dividends	$-	$846	$997	$133,844	$-	$-	$637	$253
Mortality and expense risk charges (note 2)	(91,307)	(117)	(557)	(178,003)	(12,429)	(81,312)	(1,716)	(708)

Net investment income (loss)	(91,307)	729	440	(44,159)	(12,429)	(81,312)	(1,079)	(455)

Realized gain (loss) on investments	(60,236)	(8,381)	48,222	249,512	466,165	3,765,027	123,150	20,210
Change in unrealized gain (loss) on investments	(1,274,634)	434	(63,337)	1,973,115	(276,211)	(1,767,147)	(110,366)	(15,373)

Net gain (loss) on investments	(1,334,870)	(7,947)	(15,115)	2,222,627	189,954	1,997,880	12,784	4,837

Reinvested capital gains	1,050,019	9,544	16,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(376,158)	$2,326	$1,790	$2,178,468	$177,525	$1,916,568	$11,705	$4,382

Investment Activity:	AMFAS
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(18,847)

Net investment income (loss)	(18,847)

Realized gain (loss) on investments	(247,794)
Change in unrealized gain (loss) on investments	71,024

Net gain (loss) on investments	(176,770)

Reinvested capital gains	187,149

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,468)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAB		BRVHY3		BRVTR3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$15,904,233	$20,291,106	$(2,979)	$(4,325)	$2,946	$-	$567	$-
Realized gain (loss) on investments	162,160,643	271,486,668	3,270	782	(5,323)	-	(2,662)	-
Change in unrealized gain (loss) on investments	(645,516,089)	(332,256,435)	(25,520)	(843)	(9,568)	-	(5,093)	-
Reinvested capital gains	390,621,544	334,411,958	10,179	19,842	1,172	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,829,669)	293,933,297	(15,050)	15,456	(10,773)	-	(7,188)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	99,454,003	107,575,365	6,477	39,098	334	-	334	-
Transfers between subaccounts (including fixed account), net (note 3)	(978,991)	(1,282,911)	13,272	138,672	191,946	-	733,127	-
Redemptions (note 2)	(759,136,500)	(806,924,782)	(131,764)	(4,339)	(8,371)	-	(277,513)	-
Annuity benefits	(4,982,108)	(5,159,817)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(129,212)	(135,417)	(7)	(7)	-	-	-	-
Contingent deferred sales charges (note 2)	(482,038)	(580,569)	-	-	-	-	-	-
Adjustments to maintain reserves	(54,627)	(284,854)	(12)	(7)	(9)	-	10	-

Net equity transactions	(666,309,473)	(706,792,985)	(112,034)	173,417	183,900	-	455,958	-

Net change in contract owners’ equity	(743,139,142)	(412,859,688)	(127,084)	188,873	173,127	-	448,770	-
Contract owners’ equity beginning of period	5,801,419,569	6,214,279,257	592,854	403,981	-	-	-	-

Contract owners’ equity end of period	$5,058,280,427	$5,801,419,569	$465,770	$592,854	$173,127	$-	$448,770	$-

CHANGES IN UNITS:
Beginning units	309,152,623	343,259,653	51,236	35,956	-	-	-	-
Units purchased	50,698,059	64,766,123	2,576	15,658	36,901	-	78,403	-
Units redeemed	(85,425,209)	(98,873,153)	(12,518)	(378)	(18,145)	-	(32,642)	-

Ending units	274,425,473	309,152,623	41,294	51,236	18,756	-	45,761	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVED3		MLVGA3		DWVSVS		DSIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$606	$-	$(60,806)	$421,798	$(15,197)	$(12,408)	$2,202,167	$2,080,854
Realized gain (loss) on investments	(611)	-	(68,648)	1,109,147	(56,408)	10,576	13,430,722	13,506,090
Change in unrealized gain (loss) on investments	(11,899)	-	(2,892,362)	(4,792,397)	(311,292)	(23,600)	(24,293,610)	17,914,901
Reinvested capital gains	9,918	-	2,226,219	3,601,912	229,215	74,599	8,924,776	3,793,428

Net increase (decrease) in contract owners’ equity resulting from operations	(1,986)	-	(795,597)	340,460	(153,682)	49,167	264,055	37,295,273

Equity transactions:
Purchase payments received from contract owners (note 3)	90	-	1,057,140	830,282	26,095	222,680	5,715,705	3,536,874
Transfers between subaccounts (including fixed account), net (note 3)	193,847	-	(129,735)	56,029	274,836	1,352,612	(3,011,130)	(4,008,451)
Redemptions (note 2)	(1,431)	-	(5,595,440)	(5,236,790)	(165,217)	(77,628)	(35,564,708)	(34,117,412)
Annuity benefits	-	-	(11,016)	(20,907)	-	-	(192,365)	(187,582)
Contract maintenance charges (note 2)	-	-	(294)	(315)	(8)	(20)	(6,854)	(6,740)
Contingent deferred sales charges (note 2)	-	-	(3,394)	(1,878)	(72)	(271)	(23,931)	(37,873)
Adjustments to maintain reserves	1	-	(225)	(168)	(60)	(135)	(1,050)	484

Net equity transactions	192,507	-	(4,682,964)	(4,373,747)	135,574	1,497,238	(33,084,333)	(34,820,700)

Net change in contract owners’ equity	190,521	-	(5,478,561)	(4,033,287)	(18,108)	1,546,405	(32,820,278)	2,474,573
Contract owners’ equity beginning of period	-	-	41,136,302	45,169,589	2,036,318	489,913	331,148,740	328,674,167

Contract owners’ equity end of period	$190,521	$-	$35,657,741	$41,136,302	$2,018,210	$2,036,318	$298,328,462	$331,148,740

CHANGES IN UNITS:
Beginning units	-	-	2,646,248	2,928,689	159,355	40,006	14,157,172	15,756,466
Units purchased	20,768	-	275,104	288,382	68,486	143,630	663,877	680,286
Units redeemed	(1,282)	-	(578,121)	(570,823)	(57,124)	(24,281)	(2,051,457)	(2,279,580)

Ending units	19,486	-	2,343,231	2,646,248	170,717	159,355	12,769,592	14,157,172

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSRG		DSRGS		ETVFR		GVGMNS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(10,771)	$(8,840)	$(631)	$(567)	$64,512	$77,254	$(2,435)	$(2,429)
Realized gain (loss) on investments	2,277,602	2,273,591	6,666	8,308	(157,473)	(7,677)	5,684	1,936
Change in unrealized gain (loss) on investments	(9,476,722)	(293,526)	(20,249)	(6,105)	57,448	(184,754)	(21,062)	5,095
Reinvested capital gains	5,512,813	3,023,764	10,722	5,661	-	-	4,109	1,835

Net increase (decrease) in contract owners’ equity resulting from operations	(1,697,078)	4,994,989	(3,492)	7,297	(35,513)	(115,177)	(13,704)	6,437

Equity transactions:
Purchase payments received from contract owners (note 3)	647,646	614,888	-	-	16,302	9,612	10,719	7,958
Transfers between subaccounts (including fixed account), net (note 3)	(964,559)	(35,456)	(15,647)	15,579	(4,596,753)	8,386,110	(22,077)	23,708
Redemptions (note 2)	(4,599,651)	(4,470,857)	(654)	(18,453)	(240,050)	(214,155)	(14,847)	(3,888)
Annuity benefits	(4,102)	(4,556)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,113)	(2,352)	-	-	(1)	-	(7)	(1)
Contingent deferred sales charges (note 2)	(8,617)	(9,111)	-	-	(38)	-	-	-
Adjustments to maintain reserves	(9)	(1,151)	(19)	(15)	(31)	30	(6)	3

Net equity transactions	(4,931,405)	(3,908,595)	(16,320)	(2,889)	(4,820,571)	8,181,597	(26,218)	27,780

Net change in contract owners’ equity	(6,628,483)	1,086,394	(19,812)	4,408	(4,856,084)	8,066,420	(39,922)	34,217
Contract owners’ equity beginning of period	44,486,490	43,400,096	83,782	79,374	8,066,420	-	228,557	194,340

Contract owners’ equity end of period	$37,858,007	$44,486,490	$63,970	$83,782	$3,210,336	$8,066,420	$188,635	$228,557

CHANGES IN UNITS:
Beginning units	2,276,820	2,492,466	4,991	5,273	812,642	-	19,341	16,917
Units purchased	58,366	102,630	-	901	370,758	856,783	12,135	6,618
Units redeemed	(310,642)	(318,276)	(949)	(1,183)	(852,466)	(44,141)	(14,348)	(4,194)

Ending units	2,024,544	2,276,820	4,042	4,991	330,934	812,642	17,128	19,341

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HVSIT		IVMCC2		IVKMG2		JPMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,422)	$(5,194)	$(3,648)	$(4,134)	$(18,098)	$(17,103)	$(23,266)	$(70,072)
Realized gain (loss) on investments	(36,609)	105,136	(157)	8,689	139,695	178,341	1,431,240	2,154,744
Change in unrealized gain (loss) on investments	(89,800)	(201,845)	(51,022)	(33,787)	(293,247)	(82,678)	(3,700,789)	(491,500)
Reinvested capital gains	82,956	60,589	34,840	40,515	132,698	-	1,560,906	1,122,272

Net increase (decrease) in contract owners’ equity resulting from operations	(45,875)	(41,314)	(19,987)	11,283	(38,952)	78,560	(731,909)	2,715,444

Equity transactions:
Purchase payments received from contract owners (note 3)	4,490	171,307	-	4,016	268,005	41,457	379,761	244,657
Transfers between subaccounts (including fixed account), net (note 3)	(43,826)	(744,639)	13,242	(1,262)	320,549	39,045	110,000	384,700
Redemptions (note 2)	(101,581)	(39,854)	(5,795)	(2,919)	(387,108)	(269,278)	(2,182,988)	(2,073,316)
Annuity benefits	-	-	-	-	(7,998)	(6,708)	(2,450)	(4,004)
Contract maintenance charges (note 2)	-	-	(10)	(4)	(30)	(28)	(379)	(396)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(235)	(1,586)	(906)
Adjustments to maintain reserves	(32)	(24)	(37)	(16)	(72)	27	(380)	(275)

Net equity transactions	(140,949)	(613,210)	7,400	(185)	193,346	(195,720)	(1,698,022)	(1,449,540)

Net change in contract owners’ equity	(186,824)	(654,524)	(12,587)	11,098	154,394	(117,160)	(2,429,931)	1,265,904
Contract owners’ equity beginning of period	599,234	1,253,758	355,494	344,396	1,284,632	1,401,792	21,168,793	19,902,889

Contract owners’ equity end of period	$412,410	$599,234	$342,907	$355,494	$1,439,026	$1,284,632	$18,738,862	$21,168,793

CHANGES IN UNITS:
Beginning units	35,280	71,516	27,245	27,191	83,158	98,422	812,154	870,361
Units purchased	7,964	21,655	1,378	4,752	52,565	32,571	99,269	154,663
Units redeemed	(16,886)	(57,891)	(843)	(4,698)	(40,799)	(47,835)	(165,313)	(212,870)

Ending units	26,358	35,280	27,780	27,245	94,924	83,158	746,110	812,154

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JABS		JAFBS		JACAS		JAGTS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$301	$214	$7,173	$-	$70,869	$(993,575)	$(97,552)	$(333,443)
Realized gain (loss) on investments	1,233	1,072	(2,757)	-	(783,801)	1,114,634	1,458,954	4,362,126
Change in unrealized gain (loss) on investments	(4,649)	1,941	(14,945)	-	(7,717,091)	(21,898,474)	(4,271,363)	(3,622,962)
Reinvested capital gains	2,400	2,106	1,118	-	17,828,857	27,917,156	3,849,829	1,908,925

Net increase (decrease) in contract owners’ equity resulting from operations	(715)	5,333	(9,411)	-	9,398,834	6,139,741	939,868	2,314,646

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	72	-	1,377,263	870,825	642,465	315,668
Transfers between subaccounts (including fixed account), net (note 3)	-	364	1,061,587	-	1,739,021	(1,961,670)	688,191	(1,532,430)
Redemptions (note 2)	(5,296)	(5,275)	(167,620)	-	(10,687,097)	(10,943,107)	(3,280,825)	(3,998,741)
Annuity benefits	(515)	(512)	-	-	(58,550)	(50,470)	(1,587)	(4,025)
Contract maintenance charges (note 2)	-	-	(7)	-	(1,833)	(1,832)	(640)	(674)
Contingent deferred sales charges (note 2)	-	-	-	-	(6,683)	(5,718)	(1,422)	(4,945)
Adjustments to maintain reserves	-	1	8	-	(3,255)	(5,041)	(511)	(740)

Net equity transactions	(5,811)	(5,426)	894,040	-	(7,641,134)	(12,097,013)	(1,954,329)	(5,225,887)

Net change in contract owners’ equity	(6,526)	(93)	884,629	-	1,757,700	(5,957,272)	(1,014,461)	(2,911,241)
Contract owners’ equity beginning of period	83,322	83,415	-	-	90,735,180	96,692,452	29,196,235	32,107,476

Contract owners’ equity end of period	$76,796	$83,322	$884,629	$-	$92,492,880	$90,735,180	$28,181,774	$29,196,235

CHANGES IN UNITS:
Beginning units	3,847	4,117	-	-	5,834,092	6,674,039	3,717,902	4,420,916
Units purchased	-	54	112,972	-	506,170	207,888	567,636	413,113
Units redeemed	(3,847)	(324)	(22,694)	-	(967,130)	(1,047,835)	(816,724)	(1,116,127)

Ending units	-	3,847	90,278	-	5,373,132	5,834,092	3,468,814	3,717,902

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAIGS		LZREMS		M2IGSS		MMCGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(369,160)	$3,632,061	$1,961	$15,689	$(886)	$-	$(19,551)	$(21,542)
Realized gain (loss) on investments	(3,283,406)	(1,793,034)	(143,793)	(22,603)	(837)	-	55,327	43,603
Change in unrealized gain (loss) on investments	(3,833,257)	(17,591,726)	(136,073)	(157,370)	(13,376)	-	(112,321)	(75,884)
Reinvested capital gains	1,803,819	5,737,577	2,890	8,183	10,360	-	106,163	125,955

Net increase (decrease) in contract owners’ equity resulting from operations	(5,682,004)	(10,015,122)	(275,015)	(156,101)	(4,739)	-	29,618	72,132

Equity transactions:
Purchase payments received from contract owners (note 3)	833,643	880,900	10,006	26,243	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,354,893)	(3,182,474)	495,866	1,327,904	181,262	-	(46,204)	(5,059)
Redemptions (note 2)	(7,388,736)	(9,484,042)	(170,931)	(70,838)	(5,269)	-	(139,418)	(200,015)
Annuity benefits	(16,571)	(18,720)	-	-	(3,589)	-	-	-
Contract maintenance charges (note 2)	(1,659)	(1,955)	(1)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,952)	(10,681)	(17)	-	-	-	-	-
Adjustments to maintain reserves	8,857	(33,078)	(32)	(18)	-	-	(28)	(44)

Net equity transactions	(7,926,311)	(11,850,050)	334,891	1,283,291	172,404	-	(185,650)	(205,118)

Net change in contract owners’ equity	(13,608,315)	(21,865,172)	59,876	1,127,190	167,665	-	(156,032)	(132,986)
Contract owners’ equity beginning of period	64,765,791	86,630,963	1,127,190	-	-	-	1,122,629	1,255,615

Contract owners’ equity end of period	$51,157,476	$64,765,791	$1,187,066	$1,127,190	$167,665	$-	$966,597	$1,122,629

CHANGES IN UNITS:
Beginning units	4,980,693	5,797,336	119,098	-	-	-	76,594	91,207
Units purchased	271,855	225,119	118,861	154,534	-	-	1,791	2,772
Units redeemed	(888,354)	(1,041,762)	(79,555)	(35,436)	-	-	(14,086)	(17,385)

Ending units	4,364,194	4,980,693	158,404	119,098	-	-	64,299	76,594

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDSC		MVFSC		MVIVSC		MSGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,759)	$(40,458)	$347,934	$70,060	$107,930	$100,346	$336	$-
Realized gain (loss) on investments	(297,595)	101,403	2,434,553	2,891,744	1,094,157	897,694	(357)	-
Change in unrealized gain (loss) on investments	197,817	(1,065,439)	(5,751,314)	(840,062)	(619,692)	(1,060,395)	(8,395)	-
Reinvested capital gains	61,185	643,119	2,195,612	1,226,563	178,432	-	3,386	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,352)	(361,375)	(773,215)	3,348,305	760,827	(62,355)	(5,030)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	144,824	155,901	555,070	689,363	312,003	231,945	108	-
Transfers between subaccounts (including fixed account), net (note 3)	(143,516)	(1,268,156)	169,154	(1,434,408)	4,300,017	3,341,590	77,817	-
Redemptions (note 2)	(315,551)	(501,585)	(4,468,445)	(4,504,688)	(2,003,741)	(1,372,242)	-	-
Annuity benefits	-	-	(37,973)	(35,896)	(2,505)	(2,322)	-	-
Contract maintenance charges (note 2)	(47)	(39)	(746)	(771)	(99)	(73)	-	-
Contingent deferred sales charges (note 2)	(26)	(90)	(1,705)	(3,883)	(1,142)	(1,100)	-	-
Adjustments to maintain reserves	(99)	(94)	(361)	(523)	(165)	863	2	-

Net equity transactions	(314,415)	(1,614,063)	(3,785,006)	(5,290,806)	2,604,368	2,198,661	77,927	-

Net change in contract owners’ equity	(377,767)	(1,975,438)	(4,558,221)	(1,942,501)	3,365,195	2,136,306	72,897	-
Contract owners’ equity beginning of period	1,994,989	3,970,427	39,138,780	41,081,281	15,854,456	13,718,150	-	-

Contract owners’ equity end of period	$1,617,222	$1,994,989	$34,580,559	$39,138,780	$19,219,651	$15,854,456	$72,897	$-

CHANGES IN UNITS:
Beginning units	137,537	254,247	2,197,403	2,507,162	1,049,003	907,244	-	-
Units purchased	58,145	88,587	230,349	177,046	511,846	380,643	8,961	-
Units redeemed	(79,695)	(205,297)	(446,669)	(486,805)	(352,470)	(238,884)	(116)	-

Ending units	115,987	137,537	1,981,083	2,197,403	1,208,379	1,049,003	8,845	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVFI		MSVF2		MSEM		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$87,130	$83,996	$12,781	$7,480	$250,509	$298,027	$(885)	$(906)
Realized gain (loss) on investments	1,073	(11,889)	7,839	(4,192)	(19,679)	17,848	834	926
Change in unrealized gain (loss) on investments	(189,770)	123,522	(42,366)	41,200	(351,296)	(215,411)	(10,967)	(6,300)
Reinvested capital gains	-	-	-	-	-	51,873	7,516	6,265

Net increase (decrease) in contract owners’ equity resulting from operations	(101,567)	195,629	(21,746)	44,488	(120,466)	152,337	(3,502)	(15)

Equity transactions:
Purchase payments received from contract owners (note 3)	164,638	162,523	(1)	-	9,905	9,463	17	-
Transfers between subaccounts (including fixed account), net (note 3)	805,324	2,226,631	34,311	42,842	(42,310)	(151,932)	9	(33)
Redemptions (note 2)	(894,898)	(289,516)	(282,159)	(14,064)	(677,858)	(1,002,034)	(761)	(783)
Annuity benefits	-	-	(8,422)	(8,620)	(7,321)	(8,535)	(617)	(640)
Contract maintenance charges (note 2)	(58)	(60)	-	-	25	(167)	(4)	(4)
Contingent deferred sales charges (note 2)	(209)	(38)	-	-	(212)	(521)	-	-
Adjustments to maintain reserves	(120)	(81)	(25)	-	(425)	(6)	(336)	115

Net equity transactions	74,677	2,099,459	(256,296)	20,158	(718,196)	(1,153,732)	(1,692)	(1,345)

Net change in contract owners’ equity	(26,890)	2,295,088	(278,042)	64,646	(838,662)	(1,001,395)	(5,194)	(1,360)
Contract owners’ equity beginning of period	4,304,578	2,009,490	872,299	807,653	6,334,014	7,335,409	52,026	53,386

Contract owners’ equity end of period	$4,277,688	$4,304,578	$594,257	$872,299	$5,495,352	$6,334,014	$46,832	$52,026

CHANGES IN UNITS:
Beginning units	330,800	163,990	61,442	58,862	180,466	213,062	3,677	3,737
Units purchased	250,760	401,368	4,735	3,408	1,517	1,589	1	-
Units redeemed	(244,955)	(234,558)	(24,647)	(828)	(22,833)	(34,185)	(56)	(60)

Ending units	336,605	330,800	41,530	61,442	159,150	180,466	3,622	3,677

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVRE		NAMGI2		NAMAA2		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,723)	$(1,678)	$7,889	$841	$1,695	$784	$1,582,544	$1,192,140
Realized gain (loss) on investments	55,099	80,875	(255)	119	(245)	(1)	4,177,625	6,484,330
Change in unrealized gain (loss) on investments	(47,788)	163,943	(70,778)	(157)	(9,598)	(550)	(29,124,810)	(7,321,112)
Reinvested capital gains	-	-	47,522	-	3,053	-	16,185,822	15,684,724

Net increase (decrease) in contract owners’ equity resulting from operations	4,588	243,140	(15,622)	803	(5,095)	233	(7,178,819)	16,040,082

Equity transactions:
Purchase payments received from contract owners (note 3)	1,526	353	(26)	5	3,731	-	1,267,753	1,141,546
Transfers between subaccounts (including fixed account), net (note 3)	(34,531)	37,133	459,362	93,391	94,767	88,564	(2,733,925)	(2,817,712)
Redemptions (note 2)	(29,704)	(113,468)	(21,861)	(4,626)	(4,653)	-	(15,105,279)	(17,082,608)
Annuity benefits	(9,594)	(8,823)	-	-	-	-	(123,326)	(128,970)
Contract maintenance charges (note 2)	(78)	(82)	-	-	-	-	(2,714)	(2,881)
Contingent deferred sales charges (note 2)	-	-	(20)	-	(20)	-	(8,885)	(8,744)
Adjustments to maintain reserves	74	27	(29)	1	(5)	1	4,386	(9,104)

Net equity transactions	(72,307)	(84,860)	437,426	88,771	93,820	88,565	(16,701,990)	(18,908,473)

Net change in contract owners’ equity	(67,719)	158,280	421,804	89,574	88,725	88,798	(23,880,809)	(2,868,391)
Contract owners’ equity beginning of period	1,063,437	905,157	89,574	-	88,798	-	143,260,059	146,128,450

Contract owners’ equity end of period	$995,718	$1,063,437	$511,378	$89,574	$177,523	$88,798	$119,379,250	$143,260,059

CHANGES IN UNITS:
Beginning units	22,531	24,549	8,825	-	8,915	-	6,143,389	7,014,850
Units purchased	512	1,208	49,642	9,590	11,676	8,915	161,563	255,474
Units redeemed	(1,928)	(3,226)	(7,629)	(765)	(2,168)	-	(897,070)	(1,126,935)

Ending units	21,115	22,531	50,838	8,825	18,423	8,915	5,407,882	6,143,389

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,450	$(2,629)	$110,142	$(118,152)	$26,843	$10,592	$(110,572)	$(103,961)
Realized gain (loss) on investments	97,567	162,204	3,924,591	1,435,983	187,235	243,437	1,547,504	1,952,241
Change in unrealized gain (loss) on investments	(517,265)	(167,038)	(6,346,629)	431,203	(402,667)	172,353	(2,399,955)	(1,751,365)
Reinvested capital gains	270,526	274,908	2,171,802	78,052	5,615	125,779	2,059,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	(142,722)	267,445	(140,094)	1,827,086	(182,974)	552,161	1,096,069	96,915

Equity transactions:
Purchase payments received from contract owners (note 3)	-	638	905,930	1,319,680	239,129	186,293	316,041	436,255
Transfers between subaccounts (including fixed account), net (note 3)	(46,150)	(17,332)	4,640,364	3,401,228	857,730	(465,778)	798,964	(570,471)
Redemptions (note 2)	(237,383)	(454,076)	(7,162,430)	(4,595,590)	(1,577,005)	(1,586,762)	(2,192,080)	(3,118,400)
Annuity benefits	-	-	(84,693)	(93,128)	(14,200)	(15,541)	(16,673)	(18,635)
Contract maintenance charges (note 2)	-	-	(1,151)	(1,054)	(204)	(207)	(566)	(614)
Contingent deferred sales charges (note 2)	-	-	(4,542)	(3,946)	(311)	(2,521)	(1,037)	(2,077)
Adjustments to maintain reserves	10	(106)	(242)	(283)	(223)	(239)	(342)	(255)

Net equity transactions	(283,523)	(470,876)	(1,706,764)	26,907	(495,084)	(1,884,755)	(1,095,693)	(3,274,197)

Net change in contract owners’ equity	(426,245)	(203,431)	(1,846,858)	1,853,993	(678,058)	(1,332,594)	376	(3,177,282)
Contract owners’ equity beginning of period	2,461,761	2,665,192	51,157,719	49,303,726	14,261,184	15,593,778	21,916,357	25,093,639

Contract owners’ equity end of period	$2,035,516	$2,461,761	$49,310,861	$51,157,719	$13,583,126	$14,261,184	$21,916,733	$21,916,357

CHANGES IN UNITS:
Beginning units	112,628	135,281	3,245,900	3,225,592	1,158,387	1,315,739	1,373,880	1,583,720
Units purchased	4,516	1,726	594,776	544,340	189,118	79,973	251,034	147,318
Units redeemed	(17,807)	(24,379)	(703,434)	(524,032)	(227,339)	(237,325)	(319,252)	(357,158)

Ending units	99,337	112,628	3,137,242	3,245,900	1,120,166	1,158,387	1,305,662	1,373,880

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(170,098)	$(295,244)	$(66,981)	$(71,549)	$1,647,203	$1,725,486	$(58,947)	$20,226
Realized gain (loss) on investments	4,834,081	4,870,327	1,483,545	1,090,224	(311,522)	685,221	(282,498)	147,918
Change in unrealized gain (loss) on investments	(3,761,432)	(1,832,072)	(2,937,427)	568,754	(3,145,003)	(2,391,239)	(2,572,436)	(817,074)
Reinvested capital gains	981,967	-	1,503,950	190,795	374,237	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,884,518	2,743,011	(16,913)	1,778,224	(1,435,085)	19,468	(2,913,881)	(648,930)

Equity transactions:
Purchase payments received from contract owners (note 3)	609,547	1,001,801	434,315	524,843	413,085	144,032	376,869	217,136
Transfers between subaccounts (including fixed account), net (note 3)	(986,012)	(3,823,224)	1,226,390	1,825,948	2,079,444	22,764,359	(1,829,050)	21,625,991
Redemptions (note 2)	(6,921,061)	(5,424,339)	(2,263,827)	(1,849,712)	(5,245,440)	(4,592,608)	(1,956,750)	(2,119,594)
Annuity benefits	(53,433)	(51,131)	(54,340)	(53,646)	(52,715)	(36,427)	(14,787)	(12,404)
Contract maintenance charges (note 2)	(1,165)	(1,201)	(303)	(286)	(485)	(402)	(1,110)	(803)
Contingent deferred sales charges (note 2)	(3,223)	(6,880)	(2,874)	(1,144)	(2,249)	(2,053)	(1,937)	(1,124)
Adjustments to maintain reserves	(208)	(340)	(163)	(274)	(1,525)	(445)	(209)	456

Net equity transactions	(7,355,555)	(8,305,314)	(660,802)	445,729	(2,809,885)	18,276,456	(3,426,974)	19,709,658

Net change in contract owners’ equity	(5,471,037)	(5,562,303)	(677,715)	2,223,953	(4,244,970)	18,295,924	(6,340,855)	19,060,728
Contract owners’ equity beginning of period	39,331,274	44,893,577	21,804,720	19,580,767	41,152,217	22,856,293	20,027,626	966,898

Contract owners’ equity end of period	$33,860,237	$39,331,274	$21,127,005	$21,804,720	$36,907,247	$41,152,217	$13,686,771	$20,027,626

CHANGES IN UNITS:
Beginning units	2,547,233	3,111,350	1,516,576	1,473,478	1,849,112	1,046,197	911,864	38,605
Units purchased	269,437	226,060	246,597	292,103	564,743	1,362,040	74,579	1,046,779
Units redeemed	(738,762)	(790,177)	(286,879)	(249,005)	(694,833)	(559,125)	(237,583)	(173,520)

Ending units	2,077,908	2,547,233	1,476,294	1,516,576	1,719,022	1,849,112	748,860	911,864

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		GIG		NVIE6		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,877)	$(1,585)	$(136,855)	$337,807	$(741)	$1,614	$(224,419)	$(160,290)
Realized gain (loss) on investments	(8,183)	4,426	262,626	541,307	4,110	1,327	2,228,489	3,925,545
Change in unrealized gain (loss) on investments	(59,736)	(17,639)	(1,715,283)	(1,511,737)	(11,082)	(3,858)	(8,795,739)	(11,244,473)
Reinvested capital gains	-	-	782,796	-	2,687	-	5,525,836	11,222,364

Net increase (decrease) in contract owners’ equity resulting from operations	(72,796)	(14,798)	(806,716)	(632,623)	(5,026)	(917)	(1,265,833)	3,743,146

Equity transactions:
Purchase payments received from contract owners (note 3)	3,137	23,333	293,612	372,003	-	-	387,645	729,622
Transfers between subaccounts (including fixed account), net (note 3)	66,375	392,982	(121,264)	19,116,718	39,477	-	(1,512,488)	(2,795,909)
Redemptions (note 2)	(46,866)	(58,170)	(2,363,347)	(2,066,876)	(24,012)	(2,473)	(7,275,129)	(8,328,265)
Annuity benefits	-	-	(4,445)	(4,584)	(2,412)	(2,569)	(17,821)	(19,989)
Contract maintenance charges (note 2)	-	-	(498)	(332)	27	-	(1,087)	(1,127)
Contingent deferred sales charges (note 2)	-	-	(718)	(2,244)	-	-	(2,520)	(4,652)
Adjustments to maintain reserves	(2)	(54)	2,493	(45,147)	(2)	(1)	579	919

Net equity transactions	22,644	358,091	(2,194,167)	17,369,538	13,078	(5,043)	(8,420,821)	(10,419,401)

Net change in contract owners’ equity	(50,152)	343,293	(3,000,883)	16,736,915	8,052	(5,960)	(9,686,654)	(6,676,255)
Contract owners’ equity beginning of period	343,293	-	22,346,860	5,609,945	58,424	64,384	68,817,123	75,493,378

Contract owners’ equity end of period	$293,141	$343,293	$19,345,977	$22,346,860	$66,476	$58,424	$59,130,469	$68,817,123

CHANGES IN UNITS:
Beginning units	35,753	-	1,577,345	388,288	6,515	7,039	5,084,112	5,881,810
Units purchased	8,461	43,634	119,973	1,440,581	-	130	157,357	266,412
Units redeemed	(7,058)	(7,881)	(271,434)	(251,524)	(6,515)	(654)	(776,233)	(1,064,110)

Ending units	37,156	35,753	1,425,884	1,577,345	-	6,515	4,465,236	5,084,112

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(13,394)	$(15,885)	$53,322	$34,604	$150,974	$123,135	$121,076	$82,739
Realized gain (loss) on investments	213,793	749,733	120,187	57,284	225,057	342,775	138,611	377,093
Change in unrealized gain (loss) on investments	(987,827)	(271,736)	(522,378)	(148,573)	(973,320)	(405,338)	(853,620)	(452,252)
Reinvested capital gains	727,300	-	266,246	170,355	372,701	269,962	434,238	213,725

Net increase (decrease) in contract owners’ equity resulting from operations	(60,128)	462,112	(82,623)	113,670	(224,588)	330,534	(159,695)	221,305

Equity transactions:
Purchase payments received from contract owners (note 3)	68,200	130,570	321,307	139,496	361,648	92,366	191,230	81,124
Transfers between subaccounts (including fixed account), net (note 3)	(24,702)	(1,393,735)	106,111	127,607	622,218	130,795	525,921	318,230
Redemptions (note 2)	(465,896)	(633,610)	(663,743)	(109,296)	(1,782,599)	(1,261,451)	(667,480)	(884,060)
Annuity benefits	(4,050)	(1,920)	-	-	(501)	(513)	(1,169)	(1,182)
Contract maintenance charges (note 2)	(414)	(459)	(704)	(715)	(217)	(219)	(320)	(401)
Contingent deferred sales charges (note 2)	(665)	(1,128)	(701)	(1,308)	(892)	(872)	(1,624)	(963)
Adjustments to maintain reserves	(199)	(134)	(49)	(64)	(142)	(107)	(56)	(56)

Net equity transactions	(427,726)	(1,900,416)	(237,779)	155,720	(800,485)	(1,040,001)	46,502	(487,308)

Net change in contract owners’ equity	(487,854)	(1,438,304)	(320,402)	269,390	(1,025,073)	(709,467)	(113,193)	(266,003)
Contract owners’ equity beginning of period	4,540,236	5,978,540	3,580,129	3,310,739	10,745,478	11,454,945	6,510,877	6,776,880

Contract owners’ equity end of period	$4,052,382	$4,540,236	$3,259,727	$3,580,129	$9,720,405	$10,745,478	$6,397,684	$6,510,877

CHANGES IN UNITS:
Beginning units	290,579	419,199	274,908	262,726	804,875	884,824	485,410	523,330
Units purchased	40,391	48,210	48,727	30,057	117,487	101,725	60,091	88,053
Units redeemed	(68,760)	(176,830)	(66,005)	(17,875)	(177,793)	(181,674)	(55,134)	(125,973)

Ending units	262,210	290,579	257,630	274,908	744,569	804,875	490,367	485,410

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$68,523	$84,486	$317,492	$252,020	$140,862	$109,640	$95,701	$97,849
Realized gain (loss) on investments	4,965	239,499	464,228	954,033	213,574	310,270	131,453	252,575
Change in unrealized gain (loss) on investments	(482,347)	(401,790)	(2,343,335)	(1,015,479)	(1,350,041)	(895,055)	(667,327)	(320,629)
Reinvested capital gains	252,734	265,373	1,137,485	519,601	798,592	748,417	285,489	221,233

Net increase (decrease) in contract owners’ equity resulting from operations	(156,125)	187,568	(424,130)	710,175	(197,013)	273,272	(154,684)	251,028

Equity transactions:
Purchase payments received from contract owners (note 3)	126,083	97,916	535,858	628,978	267,082	239,283	62,943	119,874
Transfers between subaccounts (including fixed account), net (note 3)	320,460	1,566,015	571,186	241,457	(766,186)	737,683	(152,856)	(293,049)
Redemptions (note 2)	(891,917)	(1,242,920)	(3,369,715)	(3,378,946)	(822,055)	(763,869)	(738,558)	(764,931)
Annuity benefits	(31,416)	(32,301)	(55,773)	(56,959)	(91,519)	(92,820)	(1,538)	(1,570)
Contract maintenance charges (note 2)	(416)	(461)	(1,359)	(1,545)	(962)	(962)	(236)	(313)
Contingent deferred sales charges (note 2)	(975)	(2,401)	(3,547)	(7,981)	(2,805)	(6,151)	(4,590)	(751)
Adjustments to maintain reserves	8,913	8,825	(153)	(191)	(102)	(109)	(118)	(83)

Net equity transactions	(469,268)	394,673	(2,323,503)	(2,575,187)	(1,416,547)	113,055	(834,953)	(940,823)

Net change in contract owners’ equity	(625,393)	582,241	(2,747,633)	(1,865,012)	(1,613,560)	386,327	(989,637)	(689,795)
Contract owners’ equity beginning of period	8,547,681	7,965,440	21,247,660	23,112,672	9,284,473	8,898,146	8,090,255	8,780,050

Contract owners’ equity end of period	$7,922,288	$8,547,681	$18,500,027	$21,247,660	$7,670,913	$9,284,473	$7,100,618	$8,090,255

CHANGES IN UNITS:
Beginning units	666,519	626,630	1,539,548	1,734,862	598,430	583,495	631,852	706,326
Units purchased	96,584	341,135	114,165	176,567	56,910	115,348	21,981	62,867
Units redeemed	(132,711)	(301,246)	(286,296)	(371,881)	(156,720)	(100,413)	(87,079)	(137,341)

Ending units	630,392	666,519	1,367,417	1,539,548	498,620	598,430	566,754	631,852

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCBD1		NVCBD2		NVLCP2		TRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,613	$108,501	$5,345	$2,927	$16,286	$51,903	$126,310	$112,461
Realized gain (loss) on investments	(67,405)	(86,289)	1,406	5,776	(56,718)	11,078	2,619,032	3,507,036
Change in unrealized gain (loss) on investments	(173,566)	223,067	(27,325)	9,712	(84,128)	125,202	(2,613,952)	8,393,890
Reinvested capital gains	28,777	-	2,916	-	41,197	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,581)	245,279	(17,658)	18,415	(83,363)	188,183	131,390	12,013,387

Equity transactions:
Purchase payments received from contract owners (note 3)	66,465	136,949	-	-	131,324	76,514	937,244	1,059,185
Transfers between subaccounts (including fixed account), net (note 3)	(125,056)	1,740,682	26,515	(44,917)	(345,983)	471,407	(1,550,748)	(984,905)
Redemptions (note 2)	(724,267)	(1,203,701)	(18,324)	(35,266)	(359,989)	(655,891)	(13,253,094)	(11,589,135)
Annuity benefits	(6,641)	(4,853)	-	-	(4,774)	(4,849)	(105,620)	(107,231)
Contract maintenance charges (note 2)	(195)	(229)	-	-	(60)	(77)	(4,955)	(5,327)
Contingent deferred sales charges (note 2)	(930)	(3,812)	-	-	(94)	(331)	(9,510)	(8,564)
Adjustments to maintain reserves	(112)	(843)	(27)	(35)	(110)	(117)	(44,149)	(5,208)

Net equity transactions	(790,736)	664,193	8,164	(80,218)	(579,686)	(113,344)	(14,030,832)	(11,641,185)

Net change in contract owners’ equity	(896,317)	909,472	(9,494)	(61,803)	(663,049)	74,839	(13,899,442)	372,202
Contract owners’ equity beginning of period	6,681,450	5,771,978	629,055	690,858	5,283,998	5,209,159	116,290,558	115,918,356

Contract owners’ equity end of period	$5,785,133	$6,681,450	$619,561	$629,055	$4,620,949	$5,283,998	$102,391,116	$116,290,558

CHANGES IN UNITS:
Beginning units	517,257	465,087	53,208	60,013	382,835	390,927	5,723,696	6,330,688
Units purchased	95,471	252,677	2,238	-	71,834	130,520	122,554	137,058
Units redeemed	(156,309)	(200,507)	(1,545)	(6,805)	(115,027)	(138,612)	(801,846)	(744,050)

Ending units	456,419	517,257	53,901	53,208	339,642	382,835	5,044,404	5,723,696

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF2		GBF		GBF2		CAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,767)	$(3,685)	$715,920	$1,169,305	$(10,941)	$(3,457)	$(228,486)	$(213,426)
Realized gain (loss) on investments	14,706	105,614	(2,061,520)	(2,346,237)	(54,966)	(51,681)	3,350,917	2,516,465
Change in unrealized gain (loss) on investments	(15,045)	(65,064)	(96,049)	6,008,049	17,726	135,340	(5,654,950)	730,380
Reinvested capital gains	-	-	-	-	-	-	3,727,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,106)	36,865	(1,441,649)	4,831,117	(48,181)	80,202	1,194,904	3,033,419

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800	-	1,527,363	1,296,050	16,870	109,422	346,331	375,519
Transfers between subaccounts (including fixed account), net (note 3)	21,941	(26,358)	(1,003,390)	(2,706,428)	(261,427)	(27,167)	(2,146,271)	2,459,959
Redemptions (note 2)	(22,452)	(167,568)	(15,281,355)	(18,810,225)	(462,632)	(700,816)	(4,755,794)	(4,155,058)
Annuity benefits	-	-	(115,242)	(115,402)	(602)	(620)	(2,272)	(5,894)
Contract maintenance charges (note 2)	-	-	(2,569)	(2,759)	-	-	(1,800)	(1,987)
Contingent deferred sales charges (note 2)	-	-	(13,072)	(9,959)	-	-	(5,774)	(3,349)
Adjustments to maintain reserves	(36)	(18)	971	(1,531)	125	33	(453)	(778)

Net equity transactions	1,253	(193,944)	(14,887,294)	(20,350,254)	(707,666)	(619,148)	(6,566,033)	(1,331,588)

Net change in contract owners’ equity	(1,853)	(157,079)	(16,328,943)	(15,519,137)	(755,847)	(538,946)	(5,371,129)	1,701,831
Contract owners’ equity beginning of period	311,516	468,595	132,307,715	147,826,852	2,921,573	3,460,519	33,098,548	31,396,717

Contract owners’ equity end of period	$309,663	$311,516	$115,978,772	$132,307,715	$2,165,726	$2,921,573	$27,727,419	$33,098,548

CHANGES IN UNITS:
Beginning units	19,202	31,548	7,386,998	8,535,517	224,490	273,240	2,472,698	2,583,222
Units purchased	1,641	1,626	1,028,198	848,790	2,668	16,252	95,396	312,851
Units redeemed	(1,445)	(13,972)	(1,853,619)	(1,997,309)	(56,455)	(65,002)	(565,849)	(423,375)

Ending units	19,398	19,202	6,561,577	7,386,998	170,703	224,490	2,002,245	2,472,698

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,307	$81,231	$62,776	$182,521	$47,927	$44,229	$6,820	$13,633
Realized gain (loss) on investments	168,644	45,201	3,866,731	3,441,125	135,344	264,668	63,720	95,144
Change in unrealized gain (loss) on investments	(332,721)	(455,808)	(4,652,413)	(2,020,693)	(459,932)	(113,478)	(178,035)	(60,169)
Reinvested capital gains	-	-	-	-	163,059	25,471	71,074	22,838

Net increase (decrease) in contract owners’ equity resulting from operations	(130,770)	(329,376)	(722,906)	1,602,953	(113,602)	220,890	(36,421)	71,446

Equity transactions:
Purchase payments received from contract owners (note 3)	136,273	173,729	644,720	1,319,700	99,700	340,939	41,208	199,105
Transfers between subaccounts (including fixed account), net (note 3)	107,588	432,556	(1,036,489)	(805,207)	1,214,421	1,009,627	66,097	411,906
Redemptions (note 2)	(409,320)	(333,945)	(5,698,038)	(5,951,909)	(645,103)	(886,425)	(220,966)	(371,737)
Annuity benefits	-	-	(138,443)	(140,062)	(1,945)	(1,979)	(1,733)	(1,762)
Contract maintenance charges (note 2)	(73)	(65)	(5,594)	(5,530)	(222)	(195)	(132)	(122)
Contingent deferred sales charges (note 2)	(613)	(472)	(11,351)	(16,002)	(677)	(116)	(887)	(354)
Adjustments to maintain reserves	(80)	(124)	(266)	(236)	(97)	(131)	(53)	(51)

Net equity transactions	(166,225)	271,679	(6,245,461)	(5,599,246)	666,077	461,720	(116,466)	236,985

Net change in contract owners’ equity	(296,995)	(57,697)	(6,968,367)	(3,996,293)	552,475	682,610	(152,887)	308,431
Contract owners’ equity beginning of period	4,139,415	4,197,112	42,608,945	46,605,238	7,100,018	6,417,408	2,002,743	1,694,312

Contract owners’ equity end of period	$3,842,420	$4,139,415	$35,640,578	$42,608,945	$7,652,493	$7,100,018	$1,849,856	$2,002,743

CHANGES IN UNITS:
Beginning units	412,989	387,529	2,070,090	2,356,559	449,613	420,303	107,897	94,238
Units purchased	139,712	92,387	120,385	252,589	91,823	109,583	13,397	38,582
Units redeemed	(159,208)	(66,927)	(432,738)	(539,058)	(49,722)	(80,273)	(19,734)	(24,923)

Ending units	393,493	412,989	1,757,737	2,070,090	491,714	449,613	101,560	107,897

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$174,276	$193,231	$593,890	$885,518	$126,211	$393,109	$172,364	$292,000
Realized gain (loss) on investments	311,868	1,093,296	6,841,573	2,133,601	453,988	185,755	693,625	492,870
Change in unrealized gain (loss) on investments	(1,770,503)	(1,406,513)	(17,234,253)	4,802,885	(3,888,725)	3,075,786	(4,080,284)	122,892
Reinvested capital gains	1,026,610	1,043,998	7,386,224	-	1,684,172	-	2,622,469	1,074,640

Net increase (decrease) in contract owners’ equity resulting from operations	(257,749)	924,012	(2,412,566)	7,822,004	(1,624,354)	3,654,650	(591,826)	1,982,402

Equity transactions:
Purchase payments received from contract owners (note 3)	350,486	458,273	2,013,571	2,383,400	1,949,125	2,351,951	407,853	656,285
Transfers between subaccounts (including fixed account), net (note 3)	2,246,611	(717,909)	(2,455,468)	(2,337,203)	(2,844,184)	(955,397)	(781,114)	(209,463)
Redemptions (note 2)	(4,140,710)	(5,432,404)	(21,694,508)	(24,672,385)	(11,909,270)	(14,120,619)	(6,911,927)	(7,303,008)
Annuity benefits	(33,050)	(33,618)	(563,387)	(604,035)	(326,642)	(348,845)	(127,503)	(143,929)
Contract maintenance charges (note 2)	(1,057)	(1,046)	(9,019)	(9,616)	(10,620)	(11,118)	(2,414)	(2,583)
Contingent deferred sales charges (note 2)	(1,586)	(4,117)	(26,779)	(24,701)	(21,114)	(17,464)	(2,634)	(10,954)
Adjustments to maintain reserves	(336)	(330)	(44,205)	(114,679)	3,233	3,048	(42,159)	78

Net equity transactions	(1,579,642)	(5,731,151)	(22,779,795)	(25,379,219)	(13,159,472)	(13,098,444)	(7,459,898)	(7,013,574)

Net change in contract owners’ equity	(1,837,391)	(4,807,139)	(25,192,361)	(17,557,215)	(14,783,826)	(9,443,794)	(8,051,724)	(5,031,172)
Contract owners’ equity beginning of period	32,962,811	37,769,950	195,050,722	212,607,937	98,420,839	107,864,633	55,854,643	60,885,815

Contract owners’ equity end of period	$31,125,420	$32,962,811	$169,858,361	$195,050,722	$83,637,013	$98,420,839	$47,802,919	$55,854,643

CHANGES IN UNITS:
Beginning units	2,251,040	2,653,700	10,464,725	11,870,761	4,924,918	5,587,916	3,283,505	3,709,734
Units purchased	325,995	176,351	295,660	355,810	158,816	198,285	97,212	127,582
Units redeemed	(429,768)	(579,011)	(1,516,356)	(1,761,846)	(833,053)	(861,283)	(539,283)	(553,811)

Ending units	2,147,267	2,251,040	9,244,029	10,464,725	4,250,681	4,924,918	2,841,434	3,283,505

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MCIF		SAM		NVMIG1		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,708)	$(107,789)	$(1,926,992)	$(2,089,745)	$(178,515)	$151,855	$3,989	$83,518
Realized gain (loss) on investments	3,078,644	4,565,685	-	3	(503,221)	(49,885)	(200,779)	(26,177)
Change in unrealized gain (loss) on investments	(12,516,999)	(1,732,879)	-	(2)	(2,330,626)	(3,895,790)	(213,244)	(858,486)
Reinvested capital gains	6,404,445	5,258,128	-	-	2,481,480	2,536,266	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,112,618)	7,983,145	(1,926,992)	(2,089,744)	(530,882)	(1,257,554)	(410,034)	(801,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,311,363	1,355,315	25,821,334	23,306,433	337,110	398,078	203,440	47,156
Transfers between subaccounts (including fixed account), net (note 3)	(1,097,447)	(2,882,622)	55,277,502	76,804,455	(1,548,311)	49,436,630	(177,434)	9,112,019
Redemptions (note 2)	(11,267,824)	(11,252,763)	(93,329,805)	(89,075,744)	(4,164,724)	(3,759,593)	(1,102,783)	(993,603)
Annuity benefits	(68,648)	(76,622)	(173,186)	(184,740)	(7,301)	(5,278)	-	-
Contract maintenance charges (note 2)	(1,998)	(2,173)	(2,780)	(2,970)	(926)	(610)	(384)	(218)
Contingent deferred sales charges (note 2)	(5,805)	(8,752)	(20,540)	(20,997)	(1,556)	(1,703)	(745)	(360)
Adjustments to maintain reserves	(1,160)	(11,031)	(318)	(199)	(440)	(397)	(261)	(241)

Net equity transactions	(11,131,519)	(12,878,648)	(12,427,793)	10,826,238	(5,386,148)	46,067,127	(1,078,167)	8,164,753

Net change in contract owners’ equity	(14,244,137)	(4,895,503)	(14,354,785)	8,736,494	(5,917,030)	44,809,573	(1,488,201)	7,363,608
Contract owners’ equity beginning of period	101,324,483	106,219,986	189,905,642	181,169,148	45,003,691	194,118	7,363,608	-

Contract owners’ equity end of period	$87,080,346	$101,324,483	$175,550,857	$189,905,642	$39,086,661	$45,003,691	$5,875,407	$7,363,608

CHANGES IN UNITS:
Beginning units	2,362,695	2,680,803	16,141,538	15,167,273	2,436,877	10,333	814,889	-
Units purchased	140,342	120,965	16,801,857	15,439,158	60,207	2,708,766	82,271	953,767
Units redeemed	(395,204)	(439,073)	(17,861,593)	(14,464,893)	(347,062)	(282,222)	(203,917)	(138,878)

Ending units	2,107,833	2,362,695	15,081,802	16,141,538	2,150,022	2,436,877	693,243	814,889

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV2		NVMLG1		NVMLG2		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,294)	$2,993	$(178,514)	$(164,671)	$(6,155)	$(7,106)	$5,807	$(967)
Realized gain (loss) on investments	(4,663)	(764)	2,294,977	2,647,046	25,289	47,336	42,852	1,347,116
Change in unrealized gain (loss) on investments	(15,015)	(46,657)	(3,655,159)	(2,035,531)	(43,692)	(36,269)	(1,291,693)	(1,430,894)
Reinvested capital gains	-	-	2,010,924	1,698,446	29,184	28,677	892,910	953,224

Net increase (decrease) in contract owners’ equity resulting from operations	(21,972)	(44,428)	472,228	2,145,290	4,626	32,638	(350,124)	868,479

Equity transactions:
Purchase payments received from contract owners (note 3)	(10,814)	(2)	272,157	796,114	229	-	118,648	188,880
Transfers between subaccounts (including fixed account), net (note 3)	29,220	465,905	(2,230,001)	(768,853)	(157)	(6,083)	(486,826)	(35,078)
Redemptions (note 2)	(47,449)	(14,917)	(2,758,179)	(3,519,451)	(51,683)	(96,927)	(1,212,498)	(1,341,468)
Annuity benefits	(7,605)	(6,578)	(33,840)	(32,630)	-	-	(150)	(150)
Contract maintenance charges (note 2)	-	-	(1,097)	(1,114)	-	-	(104)	(136)
Contingent deferred sales charges (note 2)	-	-	(1,531)	(3,060)	-	-	(2,713)	(2,525)
Adjustments to maintain reserves	(13)	(31)	(506)	(382)	(19)	(23)	(185)	(344)

Net equity transactions	(36,661)	444,377	(4,752,997)	(3,529,376)	(51,630)	(103,033)	(1,583,828)	(1,190,821)

Net change in contract owners’ equity	(58,633)	399,949	(4,280,769)	(1,384,086)	(47,004)	(70,395)	(1,933,952)	(322,342)
Contract owners’ equity beginning of period	399,949	-	26,392,989	27,777,075	389,438	459,833	9,460,782	9,783,124

Contract owners’ equity end of period	$341,316	$399,949	$22,112,220	$26,392,989	$342,434	$389,438	$7,526,830	$9,460,782

CHANGES IN UNITS:
Beginning units	30,589	-	1,758,923	2,019,933	28,077	35,708	570,339	644,126
Units purchased	2,972	32,435	220,814	400,532	16	-	58,493	298,828
Units redeemed	(5,668)	(1,846)	(537,620)	(661,542)	(3,679)	(7,631)	(155,395)	(372,615)

Ending units	27,893	30,589	1,442,117	1,758,923	24,414	28,077	473,437	570,339

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,555)	$(21,774)	$(912,697)	$(964,849)	$(82,564)	$(86,419)	$(8,969)	$146,859
Realized gain (loss) on investments	170,231	240,257	5,836,767	7,754,528	571,240	587,744	2,977,692	3,515,720
Change in unrealized gain (loss) on investments	(624,267)	(274,636)	(17,045,336)	(15,101,697)	(1,437,153)	(1,218,685)	(12,566,686)	(9,308,447)
Reinvested capital gains	326,500	352,609	11,563,439	10,517,339	910,070	842,389	7,115,590	15,691,179

Net increase (decrease) in contract owners’ equity resulting from operations	(146,091)	296,456	(557,827)	2,205,321	(38,407)	125,029	(2,482,373)	10,045,311

Equity transactions:
Purchase payments received from contract owners (note 3)	2,906	132	893,518	927,151	103,657	80,332	445,027	765,203
Transfers between subaccounts (including fixed account), net (note 3)	(66,012)	(53,551)	(2,652,553)	(1,427,431)	(586,634)	(139,788)	(1,585,685)	495,569
Redemptions (note 2)	(399,091)	(527,828)	(9,639,820)	(12,345,348)	(413,822)	(786,709)	(7,233,874)	(8,083,173)
Annuity benefits	(10,493)	(10,777)	(80,362)	(77,277)	-	-	(23,453)	(23,201)
Contract maintenance charges (note 2)	(11)	(11)	(2,383)	(2,523)	-	-	(1,066)	(1,083)
Contingent deferred sales charges (note 2)	(7)	(30)	(6,368)	(15,160)	-	-	(2,671)	(5,575)
Adjustments to maintain reserves	(13)	(163)	(41)	(462)	(72)	(32)	(402)	(646)

Net equity transactions	(472,721)	(592,228)	(11,488,009)	(12,941,050)	(896,871)	(846,197)	(8,402,124)	(6,852,906)

Net change in contract owners’ equity	(618,812)	(295,772)	(12,045,836)	(10,735,729)	(935,278)	(721,168)	(10,884,497)	3,192,405
Contract owners’ equity beginning of period	3,329,796	3,625,568	84,573,216	95,308,945	6,667,108	7,388,276	71,560,663	68,368,258

Contract owners’ equity end of period	$2,710,984	$3,329,796	$72,527,380	$84,573,216	$5,731,830	$6,667,108	$60,676,166	$71,560,663

CHANGES IN UNITS:
Beginning units	224,762	267,804	5,597,305	6,491,418	459,141	521,017	4,045,766	4,472,473
Units purchased	521	1,396	246,140	425,394	31,139	36,874	145,394	264,358
Units redeemed	(34,038)	(44,438)	(982,828)	(1,319,507)	(88,819)	(98,750)	(617,387)	(691,065)

Ending units	191,245	224,762	4,860,617	5,597,305	401,461	459,141	3,573,773	4,045,766

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF		SCGF2		SCVF		SCVF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(287,283)	$(291,340)	$(5,902)	$(5,912)	$(424,564)	$(631,920)	$(10,120)	$(12,101)
Realized gain (loss) on investments	1,637,631	5,430,864	41,882	30,881	4,555,261	3,661,221	19,037	104,620
Change in unrealized gain (loss) on investments	(4,753,481)	(8,436,681)	(86,438)	(68,322)	(20,296,164)	(7,152,768)	(150,420)	(127,673)
Reinvested capital gains	3,332,172	3,555,977	44,938	45,608	9,510,112	9,771,942	80,004	70,802

Net increase (decrease) in contract owners’ equity resulting from operations	(70,961)	258,820	(5,520)	2,255	(6,655,355)	5,648,475	(61,499)	35,648

Equity transactions:
Purchase payments received from contract owners (note 3)	250,363	280,637	6,250	8,750	1,239,527	1,062,851	6,285	10,231
Transfers between subaccounts (including fixed account), net (note 3)	717,616	(1,918,748)	3,599	(3,937)	(2,890,628)	(4,493,103)	43,929	(56,038)
Redemptions (note 2)	(2,807,214)	(3,200,413)	(36,128)	(36,466)	(10,564,885)	(12,864,030)	(18,319)	(129,782)
Annuity benefits	(8,407)	(9,113)	(44)	(42)	(48,113)	(49,951)	(121)	(123)
Contract maintenance charges (note 2)	(621)	(671)	-	-	(1,854)	(2,071)	-	-
Contingent deferred sales charges (note 2)	(1,534)	(1,912)	-	-	(7,181)	(10,182)	-	-
Adjustments to maintain reserves	(541)	(391)	(30)	(8)	(1,647)	(429)	5	(76)

Net equity transactions	(1,850,338)	(4,850,611)	(26,353)	(31,703)	(12,274,781)	(16,356,915)	31,779	(175,788)

Net change in contract owners’ equity	(1,921,299)	(4,591,791)	(31,873)	(29,448)	(18,930,136)	(10,708,440)	(29,720)	(140,140)
Contract owners’ equity beginning of period	24,418,270	29,010,061	318,426	347,874	103,394,646	114,103,086	742,568	882,708

Contract owners’ equity end of period	$22,496,971	$24,418,270	$286,553	$318,426	$84,464,510	$103,394,646	$712,848	$742,568

CHANGES IN UNITS:
Beginning units	1,063,211	1,285,895	21,402	23,563	2,196,959	2,567,355	34,791	43,328
Units purchased	193,175	232,601	3,296	3,224	54,597	64,073	2,545	804
Units redeemed	(272,391)	(455,285)	(5,208)	(5,385)	(317,904)	(434,469)	(1,036)	(9,341)

Ending units	983,995	1,063,211	19,490	21,402	1,933,652	2,196,959	36,300	34,791

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF		SCF2		MSBF		NVSTB2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(669,247)	$(926,571)	$(24,470)	$(30,423)	$346,725	$957,026	$57,075	$(21,341)
Realized gain (loss) on investments	2,212,759	1,298,227	149,898	131,935	672,951	734,367	(18,641)	38,654
Change in unrealized gain (loss) on investments	(12,626,826)	(15,851,710)	(304,652)	(385,476)	(2,725,657)	(335,155)	(150,964)	(64,228)
Reinvested capital gains	8,928,544	14,845,685	131,786	253,951	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,154,770)	(634,369)	(47,438)	(30,013)	(1,705,981)	1,356,238	(112,530)	(46,915)

Equity transactions:
Purchase payments received from contract owners (note 3)	854,823	963,070	1,145	1,418	776,491	706,509	92,307	509,308
Transfers between subaccounts (including fixed account), net (note 3)	(3,622,964)	(2,311,138)	(42,180)	63,202	(1,711,682)	1,509,352	1,983,408	532,979
Redemptions (note 2)	(9,401,425)	(11,450,358)	(375,958)	(289,305)	(5,476,847)	(5,345,461)	(1,072,865)	(2,309,885)
Annuity benefits	(44,413)	(46,735)	-	-	(37,496)	(40,584)	(37,746)	(39,699)
Contract maintenance charges (note 2)	(2,075)	(2,219)	-	-	(343)	(403)	(64)	(58)
Contingent deferred sales charges (note 2)	(5,803)	(8,572)	-	-	(975)	(3,370)	(464)	(2,363)
Adjustments to maintain reserves	(684)	(377)	(47)	(93)	2,557	(3,006)	(131)	(195)

Net equity transactions	(12,222,541)	(12,856,329)	(417,040)	(224,778)	(6,448,295)	(3,176,963)	964,445	(1,309,913)

Net change in contract owners’ equity	(14,377,311)	(13,490,698)	(464,478)	(254,791)	(8,154,276)	(1,820,725)	851,915	(1,356,828)
Contract owners’ equity beginning of period	96,127,813	109,618,511	1,593,743	1,848,534	48,271,978	50,092,703	7,469,546	8,826,374

Contract owners’ equity end of period	$81,750,502	$96,127,813	$1,129,265	$1,593,743	$40,117,702	$48,271,978	$8,321,461	$7,469,546

CHANGES IN UNITS:
Beginning units	2,531,314	2,883,522	75,243	86,298	2,511,214	2,677,616	669,211	788,215
Units purchased	60,900	113,450	1,031	4,652	120,681	254,721	348,066	450,828
Units redeemed	(375,645)	(465,658)	(20,512)	(15,707)	(462,362)	(421,123)	(253,173)	(569,832)

Ending units	2,216,569	2,531,314	55,762	75,243	2,169,533	2,511,214	764,104	669,211

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVOLG1		NVOLG2		NVTIV3		EIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,902,414)	$(1,647,957)	$(114,483)	$(120,652)	$22,494	$70,470	$103,322	$166,619
Realized gain (loss) on investments	17,702,648	21,635,908	605,627	653,387	83,973	163,468	2,983,358	4,745,217
Change in unrealized gain (loss) on investments	(57,057,316)	(32,388,882)	(1,407,322)	(869,310)	(352,928)	(612,403)	(5,075,950)	(2,418,674)
Reinvested capital gains	56,309,141	41,629,299	1,166,735	908,519	133,104	109,195	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,052,059	29,228,368	250,557	571,944	(113,357)	(269,270)	(1,989,270)	2,493,162

Equity transactions:
Purchase payments received from contract owners (note 3)	3,333,127	3,398,687	342,112	32,047	83,785	137,923	369,313	587,488
Transfers between subaccounts (including fixed account), net (note 3)	(9,180,484)	(10,530,148)	(141,197)	(40,048)	582,652	53,973	(1,706,408)	(1,235,626)
Redemptions (note 2)	(43,777,555)	(48,815,103)	(1,458,149)	(1,517,061)	(442,592)	(502,755)	(3,193,116)	(3,716,780)
Annuity benefits	(413,783)	(412,148)	(10,245)	(9,890)	-	-	(32,726)	(40,269)
Contract maintenance charges (note 2)	(11,117)	(10,735)	-	-	(393)	(456)	(761)	(911)
Contingent deferred sales charges (note 2)	(16,004)	(24,617)	-	-	(1,132)	(1,188)	(729)	(5,342)
Adjustments to maintain reserves	1,988	(9,302)	39	149	(138)	(143)	(400)	(474)

Net equity transactions	(50,063,828)	(56,403,366)	(1,267,440)	(1,534,803)	222,182	(312,646)	(4,564,827)	(4,411,914)

Net change in contract owners’ equity	(35,011,769)	(27,174,998)	(1,016,883)	(962,859)	108,825	(581,916)	(6,554,097)	(1,918,752)
Contract owners’ equity beginning of period	392,557,787	419,732,785	8,440,611	9,403,470	2,537,408	3,119,324	30,488,617	32,407,369

Contract owners’ equity end of period	$357,546,018	$392,557,787	$7,423,728	$8,440,611	$2,646,233	$2,537,408	$23,934,520	$30,488,617

CHANGES IN UNITS:
Beginning units	16,797,856	19,341,164	383,627	455,761	169,031	188,729	1,504,917	1,734,014
Units purchased	276,893	341,661	17,980	9,173	91,790	51,101	96,478	293,438
Units redeemed	(2,353,780)	(2,884,969)	(74,231)	(81,307)	(75,561)	(70,799)	(326,952)	(522,535)

Ending units	14,720,969	16,797,856	327,376	383,627	185,260	169,031	1,274,443	1,504,917

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		NVLM2		NCPG2		NCPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,261,154	$1,614,691	$939	$-	$642	$24,375	$86	$2,673
Realized gain (loss) on investments	3,219,253	4,177,412	(84)	-	(3,621)	5,017	109	199
Change in unrealized gain (loss) on investments	(22,852,113)	(6,439,415)	(6,036)	-	(66,070)	(43,745)	(13,638)	(4,446)
Reinvested capital gains	12,536,269	22,253,638	1,035	-	-	15,585	-	3,932

Net increase (decrease) in contract owners’ equity resulting from operations	(5,835,437)	21,606,326	(4,146)	-	(69,049)	1,232	(13,443)	2,358

Equity transactions:
Purchase payments received from contract owners (note 3)	882,178	1,628,709	11,473	-	6,278	15,973	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(4,375,167)	2,612,290	70,809	-	72,644	1,015,809	19,927	-
Redemptions (note 2)	(8,973,325)	(10,865,819)	(1,192)	-	(45,396)	(97,420)	-	-
Annuity benefits	(53,914)	(45,023)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,281)	(2,325)	-	-	(23)	-	-	-
Contingent deferred sales charges (note 2)	(8,225)	(6,819)	-	-	-	-	-	-
Adjustments to maintain reserves	1,012	(387)	1	-	(3)	(23)	-	(3)

Net equity transactions	(12,529,722)	(6,679,374)	81,091	-	33,500	934,339	19,927	(3)

Net change in contract owners’ equity	(18,365,159)	14,926,952	76,945	-	(35,549)	935,571	6,484	2,355
Contract owners’ equity beginning of period	96,683,230	81,756,278	-	-	1,123,108	187,537	229,468	227,113

Contract owners’ equity end of period	$78,318,071	$96,683,230	$76,945	$-	$1,087,559	$1,123,108	$235,952	$229,468

CHANGES IN UNITS:
Beginning units	6,557,623	7,066,545	-	-	102,255	17,065	20,964	20,964
Units purchased	534,959	889,310	8,318	-	8,445	114,426	1,820	-
Units redeemed	(1,421,770)	(1,398,232)	(125)	-	(5,530)	(29,236)	-	-

Ending units	5,670,812	6,557,623	8,193	-	105,170	102,255	22,784	20,964

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,833	$695	$241	$400	$(3,105)	$(4,423)	$65,408	$71,641
Realized gain (loss) on investments	478	3,094	1,206	905	(28,774)	7,617	312,146	133,264
Change in unrealized gain (loss) on investments	(17,868)	(2,715)	(4,278)	(341)	(211,660)	(24,908)	(525,625)	271,613
Reinvested capital gains	-	766	-	240	135,408	65,554	133,012	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,557)	1,840	(2,831)	1,204	(108,131)	43,840	(15,059)	476,518

Equity transactions:
Purchase payments received from contract owners (note 3)	20,427	30,419	9,574	27,830	53,586	147,185	173,119	525,573
Transfers between subaccounts (including fixed account), net (note 3)	57,891	120,588	(7,966)	41,481	436,536	435,006	3,213,082	4,784,282
Redemptions (note 2)	(8,867)	(38,071)	(18,039)	(16,504)	(257,805)	(88,047)	(655,922)	(348,721)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(15)	(4)	(4)	(17)	(16)	(146)	(56)
Contingent deferred sales charges (note 2)	-	-	-	-	(233)	(12)	(759)	(275)
Adjustments to maintain reserves	(15)	(11)	(3)	-	(76)	(55)	(87)	(66)

Net equity transactions	69,417	112,910	(16,438)	52,803	231,991	494,061	2,729,287	4,960,737

Net change in contract owners’ equity	53,860	114,750	(19,269)	54,007	123,860	537,901	2,714,228	5,437,255
Contract owners’ equity beginning of period	241,686	126,936	86,987	32,980	1,403,244	865,343	7,319,004	1,881,749

Contract owners’ equity end of period	$295,546	$241,686	$67,718	$86,987	$1,527,104	$1,403,244	$10,033,232	$7,319,004

CHANGES IN UNITS:
Beginning units	22,298	11,790	8,031	3,087	108,080	68,726	558,765	160,648
Units purchased	7,246	13,965	892	6,466	69,830	104,485	450,912	487,371
Units redeemed	(826)	(3,457)	(2,388)	(1,522)	(52,829)	(65,131)	(242,607)	(89,254)

Ending units	28,718	22,298	6,535	8,031	125,081	108,080	767,070	558,765

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVGIB		ALVPGB		ALVSVB		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,835)	$(8,801)	$(15,131)	$(18,230)	$(59,038)	$(72,666)	$573,395	$585,492
Realized gain (loss) on investments	80,650	43,139	219,263	60,984	26,739	1,061,720	1,168,123	2,329,866
Change in unrealized gain (loss) on investments	(76,529)	47,810	(194,573)	69,877	(1,383,730)	(1,314,370)	(11,052,373)	3,938,613
Reinvested capital gains	-	-	72,876	-	994,676	866,807	5,209,093	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,714)	82,148	82,435	112,631	(421,353)	541,491	(4,101,762)	6,853,971

Equity transactions:
Purchase payments received from contract owners (note 3)	22	1,152	-	-	84,361	245,181	646,670	543,387
Transfers between subaccounts (including fixed account), net (note 3)	57,709	6,572	(45,084)	(31,322)	(152,953)	(1,287,364)	(1,848,783)	1,737,986
Redemptions (note 2)	(209,509)	(117,239)	(360,476)	(105,655)	(527,194)	(1,006,913)	(6,301,898)	(7,616,423)
Annuity benefits	-	-	-	-	(32,576)	(36,015)	(28,577)	(29,524)
Contract maintenance charges (note 2)	-	-	-	-	(60)	(44)	(1,175)	(1,293)
Contingent deferred sales charges (note 2)	-	(75)	-	(73)	(419)	(550)	(5,483)	(6,627)
Adjustments to maintain reserves	(22)	(29)	(70)	(9)	(138)	(276)	(1,211)	(308)

Net equity transactions	(151,800)	(109,619)	(405,630)	(137,059)	(628,979)	(2,085,981)	(7,540,457)	(5,372,802)

Net change in contract owners’ equity	(155,514)	(27,471)	(323,195)	(24,428)	(1,050,332)	(1,544,490)	(11,642,219)	1,481,169
Contract owners’ equity beginning of period	1,192,470	1,219,941	1,043,412	1,067,840	6,713,417	8,257,907	65,655,499	64,174,330

Contract owners’ equity end of period	$1,036,956	$1,192,470	$720,217	$1,043,412	$5,663,085	$6,713,417	$54,013,280	$65,655,499

CHANGES IN UNITS:
Beginning units	67,370	74,021	60,218	68,946	317,042	431,348	2,789,911	3,010,407
Units purchased	3,477	1,609	2,061	33	30,318	197,743	137,386	313,005
Units redeemed	(12,103)	(8,260)	(24,182)	(8,761)	(60,316)	(312,049)	(479,181)	(533,501)

Ending units	58,744	67,370	38,097	60,218	287,044	317,042	2,448,116	2,789,911

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(326)	$(1,013)	$274,108	$50,090	$(12,178)	$10,980	$89,782	$12,601
Realized gain (loss) on investments	60,536	195,386	(773,130)	(470,102)	42,286	11,865	1,332,289	1,064,726
Change in unrealized gain (loss) on investments	(152,671)	(127,698)	(597,010)	371,532	(35,121)	(137,775)	(2,632,688)	158,087
Reinvested capital gains	49,755	-	-	1,016,429	-	-	794,897	1,025,922

Net increase (decrease) in contract owners’ equity resulting from operations	(42,706)	66,675	(1,096,032)	967,949	(5,013)	(114,930)	(415,720)	2,261,336

Equity transactions:
Purchase payments received from contract owners (note 3)	675	2,876	542,102	686,296	35,230	38,114	329,359	344,450
Transfers between subaccounts (including fixed account), net (note 3)	43,839	(332,241)	(3,305,794)	(3,159,833)	26,480	4,982	(1,438,625)	1,985,550
Redemptions (note 2)	(88,218)	(312,136)	(3,274,551)	(5,540,244)	(111,474)	(206,650)	(2,403,488)	(1,949,694)
Annuity benefits	(531)	(542)	(89,959)	(112,421)	(1,479)	(1,581)	-	-
Contract maintenance charges (note 2)	-	-	(318)	(355)	-	-	(371)	(374)
Contingent deferred sales charges (note 2)	-	(161)	(1,338)	(3,476)	(707)	(1,034)	(2,234)	(2,467)
Adjustments to maintain reserves	92	84	(359)	(2,534)	9,113	(193)	(236)	(271)

Net equity transactions	(44,143)	(642,120)	(6,130,217)	(8,132,567)	(42,837)	(166,362)	(3,515,595)	377,194

Net change in contract owners’ equity	(86,849)	(575,445)	(7,226,249)	(7,164,618)	(47,850)	(281,292)	(3,931,315)	2,638,530
Contract owners’ equity beginning of period	597,736	1,173,181	35,601,425	42,766,043	1,598,453	1,879,745	18,361,036	15,722,506

Contract owners’ equity end of period	$510,887	$597,736	$28,375,176	$35,601,425	$1,550,603	$1,598,453	$14,429,721	$18,361,036

CHANGES IN UNITS:
Beginning units	32,813	71,691	2,451,935	3,014,960	83,742	91,893	903,966	892,688
Units purchased	2,716	375	97,718	293,125	8,896	6,154	104,994	273,886
Units redeemed	(5,057)	(39,253)	(532,728)	(856,150)	(10,191)	(14,305)	(279,706)	(262,608)

Ending units	30,472	32,813	2,016,925	2,451,935	82,447	83,742	729,254	903,966

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV2		ACVU1		ACVV		DVMCSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(877)	$(3,027)	$(279)	$(266)	$21,074	$9,251	$(9,924)	$(2,313)
Realized gain (loss) on investments	30,535	27,407	123	103	167,334	203,531	(24,687)	4,764
Change in unrealized gain (loss) on investments	(69,054)	10,645	(926)	1,668	(290,277)	29,045	(212,519)	16,753
Reinvested capital gains	23,088	31,124	1,973	-	-	-	200,825	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,308)	66,149	891	1,505	(101,869)	241,827	(46,305)	19,204

Equity transactions:
Purchase payments received from contract owners (note 3)	(10)	1	-	(4)	26,915	30,804	47,105	4
Transfers between subaccounts (including fixed account), net (note 3)	(4,858)	24,568	-	4	59,695	(22,727)	865,523	614,696
Redemptions (note 2)	(8,978)	(9,636)	-	(7)	(252,477)	(330,517)	(215,789)	(9,740)
Annuity benefits	(28,198)	(25,173)	-	-	-	-	-	-
Contract maintenance charges (note 2)	9	-	-	-	-	-	(11)	-
Contingent deferred sales charges (note 2)	-	-	-	7	(1,171)	(777)	(129)	(56)
Adjustments to maintain reserves	(2)	3	(1)	1	374	190	(47)	(18)

Net equity transactions	(42,037)	(10,237)	(1)	1	(166,664)	(323,027)	696,652	604,886

Net change in contract owners’ equity	(58,345)	55,912	890	1,506	(268,533)	(81,200)	650,347	624,090
Contract owners’ equity beginning of period	532,106	476,194	20,170	18,664	2,176,064	2,257,264	624,090	-

Contract owners’ equity end of period	$473,761	$532,106	$21,060	$20,170	$1,907,531	$2,176,064	$1,274,437	$624,090

CHANGES IN UNITS:
Beginning units	23,273	23,740	1,197	1,197	66,415	77,138	57,261	-
Units purchased	-	1,836	-	6	6,255	3,777	127,273	74,244
Units redeemed	(23,273)	(2,303)	-	(6)	(11,484)	(14,500)	(63,098)	(16,983)

Ending units	-	23,273	1,197	1,197	61,186	66,415	121,436	57,261

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVSCS		DCAP		DCAPS		DSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(97,452)	$(147,040)	$323,921	$457,349	$(4,787)	$(3,756)	$(325)	$(330)
Realized gain (loss) on investments	2,069,796	2,700,622	4,298,841	4,306,380	73,594	108,656	185	7,316
Change in unrealized gain (loss) on investments	(4,420,391)	(3,183,024)	(9,284,167)	(2,353,440)	(162,921)	(74,700)	(733)	(8,347)
Reinvested capital gains	1,675,969	1,566,948	2,731,452	1,733,148	47,426	30,415	412	-

Net increase (decrease) in contract owners’ equity resulting from operations	(772,078)	937,506	(1,929,953)	4,143,437	(46,688)	60,615	(461)	(1,361)

Equity transactions:
Purchase payments received from contract owners (note 3)	506,584	264,455	743,804	788,549	41	3,204	15,542	1,237
Transfers between subaccounts (including fixed account), net (note 3)	(1,204,843)	(2,628,436)	(2,426,994)	(4,068,030)	27,804	(84,700)	-	-
Redemptions (note 2)	(3,017,716)	(2,595,011)	(6,539,855)	(7,128,971)	(137,660)	(97,815)	(206)	(23,445)
Annuity benefits	(38,904)	(42,117)	(48,457)	(46,754)	-	-	-	-
Contract maintenance charges (note 2)	(1,332)	(1,051)	(909)	(1,023)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,975)	(3,978)	(5,735)	(4,933)	(21)	-	-	-
Adjustments to maintain reserves	(2,346)	(3,167)	(1,479)	(618)	(55)	(42)	2	3

Net equity transactions	(3,761,532)	(5,009,305)	(8,279,625)	(10,461,780)	(109,891)	(179,353)	15,338	(22,205)

Net change in contract owners’ equity	(4,533,610)	(4,071,799)	(10,209,578)	(6,318,343)	(156,579)	(118,738)	14,877	(23,566)
Contract owners’ equity beginning of period	26,819,491	30,891,290	60,772,153	67,090,496	1,015,902	1,134,640	12,118	35,684

Contract owners’ equity end of period	$22,285,881	$26,819,491	$50,562,575	$60,772,153	$859,323	$1,015,902	$26,995	$12,118

CHANGES IN UNITS:
Beginning units	1,036,355	1,241,395	2,602,296	3,076,919	61,065	72,014	697	2,139
Units purchased	66,267	68,497	56,220	142,302	1,841	2,385	962	74
Units redeemed	(210,145)	(273,537)	(418,733)	(616,925)	(8,676)	(13,334)	(11)	(1,516)

Ending units	892,477	1,036,355	2,239,783	2,602,296	54,230	61,065	1,648	697

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVIV		FCA2S		FHIBS		FQB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$80	$50	$(850)	$(221)	$55,638	$77,925	$2,091,337	$2,336,354
Realized gain (loss) on investments	304	256	(643)	(1,256)	13,951	49,884	(294,077)	518,296
Change in unrealized gain (loss) on investments	(182)	(882)	(17,165)	(55,950)	(140,161)	(112,599)	(2,729,739)	(499,638)
Reinvested capital gains	-	-	307	50,071	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	202	(576)	(18,351)	(7,356)	(70,572)	15,210	(932,479)	2,355,012

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	675	673	-	4,739	720,520	620,709
Transfers between subaccounts (including fixed account), net (note 3)	-	-	1,560	(2,400)	15,463	31,677	(1,421,951)	(591,182)
Redemptions (note 2)	(3,631)	(3,493)	(3,038)	(32,882)	(162,086)	(266,193)	(9,438,135)	(11,633,180)
Annuity benefits	-	-	-	-	(209)	(218)	(68,346)	(66,788)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(839)	(920)
Contingent deferred sales charges (note 2)	-	-	-	-	(7)	-	(1,240)	(5,890)
Adjustments to maintain reserves	(7)	(3)	(31)	32	(66)	10	403	255

Net equity transactions	(3,638)	(3,496)	(834)	(34,577)	(146,905)	(229,985)	(10,209,588)	(11,676,996)

Net change in contract owners’ equity	(3,436)	(4,072)	(19,185)	(41,933)	(217,477)	(214,775)	(11,142,067)	(9,321,984)
Contract owners’ equity beginning of period	5,270	9,342	224,746	266,679	1,738,589	1,953,364	81,152,559	90,474,543

Contract owners’ equity end of period	$1,834	$5,270	$205,561	$224,746	$1,521,112	$1,738,589	$70,010,492	$81,152,559

CHANGES IN UNITS:
Beginning units	342	536	19,014	21,807	86,163	97,338	4,354,125	4,981,035
Units purchased	-	-	198	136	3,631	4,406	165,751	281,609
Units redeemed	(220)	(194)	(261)	(2,929)	(10,690)	(15,581)	(717,308)	(908,519)

Ending units	122	342	18,951	19,014	79,104	86,163	3,802,568	4,354,125

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQBS		FVSS2		FCS		FNRS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$50,492	$59,925	$(4,402)	$(5,935)	$(27,121)	$(36,604)	$(27,675)	$(95,419)
Realized gain (loss) on investments	90,198	86,115	64,266	147,948	143,166	183,976	(639,383)	966,333
Change in unrealized gain (loss) on investments	(202,444)	(85,178)	(75,857)	(119,572)	(1,445,577)	998,788	(2,573,561)	(3,343,099)
Reinvested capital gains	-	-	327	-	1,268,782	284,498	398,190	187,960

Net increase (decrease) in contract owners’ equity resulting from operations	(61,754)	60,862	(15,666)	22,441	(60,750)	1,430,658	(2,842,429)	(2,284,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,790	47,927	1,674	3,972	260,347	265,784	313,836	736,846
Transfers between subaccounts (including fixed account), net (note 3)	20,780	20,903	(5,604)	(193,977)	(28,051)	(243,872)	(121,697)	505,488
Redemptions (note 2)	(421,586)	(649,231)	(78,450)	(63,271)	(1,486,960)	(1,143,921)	(1,510,703)	(2,438,755)
Annuity benefits	(946)	(975)	-	-	-	-	(19,133)	(28,254)
Contract maintenance charges (note 2)	-	-	-	-	(15)	(15)	(669)	(821)
Contingent deferred sales charges (note 2)	(44)	-	-	-	(8,222)	(9,473)	(2,217)	(2,180)
Adjustments to maintain reserves	187	54	14	(78)	(1,391)	17	(249)	(1,388)

Net equity transactions	(384,819)	(581,322)	(82,366)	(253,354)	(1,264,292)	(1,131,480)	(1,340,832)	(1,229,064)

Net change in contract owners’ equity	(446,573)	(520,460)	(98,032)	(230,913)	(1,325,042)	299,178	(4,183,261)	(3,513,289)
Contract owners’ equity beginning of period	3,100,581	3,621,041	448,550	679,463	14,547,502	14,248,324	13,649,077	17,162,366

Contract owners’ equity end of period	$2,654,008	$3,100,581	$350,518	$448,550	$13,222,460	$14,547,502	$9,465,816	$13,649,077

CHANGES IN UNITS:
Beginning units	218,149	259,067	21,779	34,351	429,643	465,436	1,251,643	1,355,265
Units purchased	15,623	7,501	104	1,494	16,612	15,706	302,438	457,058
Units redeemed	(42,255)	(48,419)	(3,909)	(14,066)	(53,526)	(51,499)	(445,606)	(560,680)

Ending units	191,517	218,149	17,974	21,779	392,729	429,643	1,108,475	1,251,643

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIS		FEI2		FF10S		FF10S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,743,170	$3,453,444	$42,937	$34,456	$37,407	$33,423	$(225)	$(417)
Realized gain (loss) on investments	(5,337,442)	(1,775,773)	(68,319)	(47,059)	302,822	320,017	2,403	3,515
Change in unrealized gain (loss) on investments	(28,471,833)	11,448,702	(656,453)	256,260	(472,350)	(199,002)	(3,315)	(2,829)
Reinvested capital gains	19,617,857	3,077,469	425,676	67,598	23,642	161,276	133	958

Net increase (decrease) in contract owners’ equity resulting from operations	(10,448,248)	16,203,842	(256,159)	311,255	(108,479)	315,714	(1,004)	1,227

Equity transactions:
Purchase payments received from contract owners (note 3)	2,353,406	2,859,636	6,823	18,402	104,973	173,170	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(2,716,225)	(4,868,960)	(129,731)	(99,426)	(32,519)	185,880	-	-
Redemptions (note 2)	(25,219,569)	(26,060,065)	(463,870)	(570,595)	(1,441,829)	(1,741,287)	(3,245)	(5,076)
Annuity benefits	(195,444)	(185,291)	(326)	(320)	-	(5,279)	(5,621)	(6,185)
Contract maintenance charges (note 2)	(2,782)	(2,975)	-	-	(53)	(75)	-	9
Contingent deferred sales charges (note 2)	(8,942)	(11,552)	(21)	-	(396)	(1,408)	(124)	(81)
Adjustments to maintain reserves	2,062	3,738	(68)	(113)	(63)	41	(1)	101

Net equity transactions	(25,787,494)	(28,265,469)	(587,193)	(652,052)	(1,369,887)	(1,388,958)	(8,991)	(11,232)

Net change in contract owners’ equity	(36,235,742)	(12,061,627)	(843,352)	(340,797)	(1,478,366)	(1,073,244)	(9,995)	(10,005)
Contract owners’ equity beginning of period	219,275,307	231,336,934	4,712,934	5,053,731	9,586,214	10,659,458	54,621	64,626

Contract owners’ equity end of period	$183,039,565	$219,275,307	$3,869,582	$4,712,934	$8,107,848	$9,586,214	$44,626	$54,621

CHANGES IN UNITS:
Beginning units	9,377,426	10,635,351	277,879	317,752	663,828	760,965	3,770	4,548
Units purchased	267,601	357,341	3,861	3,293	48,882	77,215	-	51
Units redeemed	(1,397,350)	(1,615,266)	(39,023)	(43,166)	(142,938)	(174,352)	(3,770)	(829)

Ending units	8,247,677	9,377,426	242,717	277,879	569,772	663,828	-	3,770

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF20S2		FF30S		FF30S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$69,927	$59,416	$(471)	$(726)	$34,077	$32,984	$(524)	$(863)
Realized gain (loss) on investments	449,297	657,397	5,695	2,851	570,068	351,174	7,883	7,238
Change in unrealized gain (loss) on investments	(769,353)	(514,119)	(8,591)	(971)	(768,833)	(271,225)	(13,679)	(2,639)
Reinvested capital gains	51,721	224,025	555	2,527	38,856	157,574	1,517	6,341

Net increase (decrease) in contract owners’ equity resulting from operations	(198,408)	426,719	(2,812)	3,681	(125,832)	270,507	(4,803)	10,077

Equity transactions:
Purchase payments received from contract owners (note 3)	194,621	437,017	-	-	446,997	330,447	-	-
Transfers between subaccounts (including fixed account), net (note 3)	892,029	1,451,863	-	-	(385,445)	180,075	-	-
Redemptions (note 2)	(1,860,933)	(2,066,814)	(1,536)	(1,647)	(1,032,307)	(785,462)	(21,868)	(21,416)
Annuity benefits	-	-	(9,146)	(9,325)	(2,092)	-	(11,014)	(11,130)
Contract maintenance charges (note 2)	(753)	(805)	-	-	(1,508)	(1,444)	18	-
Contingent deferred sales charges (note 2)	(3,550)	(3,579)	-	-	(7,823)	(2,714)	-	-
Adjustments to maintain reserves	(192)	(2,488)	(2)	1	(213)	(256)	(1)	(1)

Net equity transactions	(778,778)	(184,806)	(10,684)	(10,971)	(982,391)	(279,354)	(32,865)	(32,547)

Net change in contract owners’ equity	(977,186)	241,913	(13,496)	(7,290)	(1,108,223)	(8,847)	(37,668)	(22,470)
Contract owners’ equity beginning of period	12,566,546	12,324,633	137,042	144,332	8,163,977	8,172,824	309,821	332,291

Contract owners’ equity end of period	$11,589,360	$12,566,546	$123,546	$137,042	$7,055,754	$8,163,977	$272,153	$309,821

CHANGES IN UNITS:
Beginning units	877,056	889,747	9,056	9,789	561,359	582,494	19,002	21,000
Units purchased	139,539	198,590	-	80	127,277	131,291	-	204
Units redeemed	(195,767)	(211,281)	(9,056)	(813)	(197,627)	(152,426)	(19,002)	(2,202)

Ending units	820,828	877,056	-	9,056	491,009	561,359	-	19,002

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGOS		FGS		FG2		FHIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(11,767)	$(10,830)	$(1,606,968)	$(1,797,534)	$(43,343)	$(47,872)	$2,849,152	$1,620,751
Realized gain (loss) on investments	60,048	143,623	13,496,400	13,945,847	118,071	259,627	3,155,524	(80,799)
Change in unrealized gain (loss) on investments	(115,562)	(25,967)	(7,378,154)	4,501,200	(28,688)	18,312	(9,839,573)	(1,444,257)
Reinvested capital gains	112,571	1,037	5,428,542	-	77,674	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,290	107,863	9,939,820	16,649,513	123,714	230,067	(3,834,897)	95,695

Equity transactions:
Purchase payments received from contract owners (note 3)	17,353	17,074	2,392,050	1,952,750	43,131	79,331	645,321	73,112
Transfers between subaccounts (including fixed account), net (note 3)	19,231	(113,214)	5,207,271	3,582,655	8,152	(14,044)	24,487,046	(1,118,647)
Redemptions (note 2)	(70,914)	(69,114)	(22,062,607)	(21,330,021)	(272,355)	(446,960)	(6,921,228)	(3,711,688)
Annuity benefits	-	-	(82,442)	(75,510)	(286)	(277)	(31,214)	(24,729)
Contract maintenance charges (note 2)	-	-	(5,248)	(5,644)	-	-	(446)	(356)
Contingent deferred sales charges (note 2)	(544)	(744)	(13,579)	(16,054)	-	-	(2,566)	(1,269)
Adjustments to maintain reserves	93	(130)	(623)	1,619	(25)	(104)	2,021	977

Net equity transactions	(34,781)	(166,128)	(14,565,178)	(15,890,205)	(221,383)	(382,054)	18,178,934	(4,782,600)

Net change in contract owners’ equity	10,509	(58,265)	(4,625,358)	759,308	(97,669)	(151,987)	14,344,037	(4,686,905)
Contract owners’ equity beginning of period	1,114,397	1,172,662	175,778,796	175,019,488	2,520,786	2,672,773	34,615,590	39,302,495

Contract owners’ equity end of period	$1,124,906	$1,114,397	$171,153,438	$175,778,796	$2,423,117	$2,520,786	$48,959,627	$34,615,590

CHANGES IN UNITS:
Beginning units	62,685	73,114	7,796,816	8,522,611	150,437	174,860	2,134,772	2,423,871
Units purchased	3,915	4,533	664,956	959,942	9,285	13,833	3,627,565	7,613
Units redeemed	(5,944)	(14,962)	(1,311,664)	(1,685,737)	(21,966)	(38,256)	(2,598,557)	(296,712)

Ending units	60,656	62,685	7,150,108	7,796,816	137,756	150,437	3,163,780	2,134,772

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIGBS		FMCS		FMC2		FOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$479,658	$389,470	$(235,123)	$(337,135)	$(90,692)	$(113,597)	$125,937	$15,336
Realized gain (loss) on investments	1,353	(52,155)	1,018,737	2,224,589	237,029	230,179	(481,184)	65,714
Change in unrealized gain (loss) on investments	(1,178,397)	1,543,851	(5,281,147)	(1,085,184)	(1,016,671)	(20,054)	(720,432)	(1,504,376)
Reinvested capital gains	31,866	16,943	3,855,353	828,181	702,723	148,339	33,785	3,926

Net increase (decrease) in contract owners’ equity resulting from operations	(665,520)	1,898,109	(642,180)	1,630,451	(167,611)	244,867	(1,041,894)	(1,419,400)

Equity transactions:
Purchase payments received from contract owners (note 3)	864,192	421,328	485,252	645,538	175,773	87,677	199,544	13,061
Transfers between subaccounts (including fixed account), net (note 3)	790,479	165,718	(1,770,914)	(2,081,123)	(64,122)	(46,893)	22,940,795	(562,043)
Redemptions (note 2)	(6,172,389)	(5,707,190)	(4,003,354)	(3,737,003)	(919,151)	(805,296)	(2,921,623)	(1,312,458)
Annuity benefits	(78,250)	(72,659)	(500)	(491)	(93,078)	(94,621)	(38,661)	(7,758)
Contract maintenance charges (note 2)	(1,008)	(1,046)	(889)	(919)	23	31	(529)	(76)
Contingent deferred sales charges (note 2)	(2,670)	(5,321)	(4,847)	(4,443)	(8)	-	(960)	(462)
Adjustments to maintain reserves	(20)	(1,870)	(311)	406	(113)	175	7,966	(1,745)

Net equity transactions	(4,599,666)	(5,201,040)	(5,295,563)	(5,178,035)	(900,676)	(858,927)	20,186,532	(1,871,481)

Net change in contract owners’ equity	(5,265,186)	(3,302,931)	(5,937,743)	(3,547,584)	(1,068,287)	(614,060)	19,144,638	(3,290,881)
Contract owners’ equity beginning of period	40,415,890	43,718,821	33,158,113	36,705,697	5,948,921	6,562,981	13,132,934	16,423,815

Contract owners’ equity end of period	$35,150,704	$40,415,890	$27,220,370	$33,158,113	$4,880,634	$5,948,921	$32,277,572	$13,132,934

CHANGES IN UNITS:
Beginning units	2,667,673	3,020,099	1,970,607	2,291,393	159,648	185,686	745,111	847,048
Units purchased	315,466	343,072	136,414	255,909	7,805	8,047	1,258,565	3,487
Units redeemed	(621,993)	(695,498)	(445,595)	(576,695)	(34,278)	(34,085)	(228,920)	(105,424)

Ending units	2,361,146	2,667,673	1,661,426	1,970,607	133,175	159,648	1,774,756	745,111

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FO2		FVSS		FTVIS2		FTVRD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,473)	$-	$(17,636)	$(39,566)	$1,943,441	$2,416,709	$(313)	$(1,201)
Realized gain (loss) on investments	(22,877)	-	954,175	1,909,394	1,363,436	2,138,423	34,382	37,047
Change in unrealized gain (loss) on investments	(114,651)	-	(1,318,050)	(1,194,380)	(7,620,564)	(2,600,761)	(138,602)	59
Reinvested capital gains	1,689	-	8,610	-	-	-	70,797	14,351

Net increase (decrease) in contract owners’ equity resulting from operations	(139,312)	-	(372,901)	675,448	(4,313,687)	1,954,371	(33,736)	50,256

Equity transactions:
Purchase payments received from contract owners (note 3)	1,145	-	70,121	74,143	743,373	1,151,448	(3)	-
Transfers between subaccounts (including fixed account), net (note 3)	2,113,514	-	(847,792)	(710,427)	(8,559,216)	4,492,626	(23,188)	(6,794)
Redemptions (note 2)	(372,139)	-	(1,220,834)	(1,366,578)	(7,525,883)	(6,454,523)	(11,155)	(29,941)
Annuity benefits	(116)	-	(14,185)	(14,045)	(53,435)	(62,625)	(51,775)	(58,321)
Contract maintenance charges (note 2)	-	-	(365)	(395)	(427)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	(945)	(1,240)	(4,129)	(3,948)	-	-
Adjustments to maintain reserves	1,060	-	(67)	(1,870)	(215)	(404)	(1)	2

Net equity transactions	1,743,464	-	(2,014,067)	(2,020,412)	(15,399,932)	(877,876)	(86,122)	(95,054)

Net change in contract owners’ equity	1,604,152	-	(2,386,968)	(1,344,964)	(19,713,619)	1,076,495	(119,858)	(44,798)
Contract owners’ equity beginning of period	-	-	11,470,024	12,814,988	61,646,675	60,570,180	741,786	786,584

Contract owners’ equity end of period	$1,604,152	$-	$9,083,056	$11,470,024	$41,933,056	$61,646,675	$621,928	$741,786

CHANGES IN UNITS:
Beginning units	-	-	490,540	579,506	3,904,594	3,963,678	38,167	43,332
Units purchased	214,867	-	13,370	108,980	321,872	749,665	-	655
Units redeemed	(43,293)	-	(100,540)	(197,946)	(1,343,390)	(808,749)	(38,167)	(5,820)

Ending units	171,574	-	403,370	490,540	2,883,076	3,904,594	-	38,167

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVSV2		FTVDM2		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(50,187)	$(68,975)	$37,913	$37,809	$166,087	$108,914	$2,325,327	$1,724,787
Realized gain (loss) on investments	419,180	1,032,681	(279,778)	17,252	(558,887)	(73,400)	(916,185)	(124,626)
Change in unrealized gain (loss) on investments	(2,825,441)	(2,055,205)	(1,163,727)	(336,344)	(329,915)	(1,251,657)	(3,413,498)	(1,527,397)
Reinvested capital gains	1,555,308	994,098	528,747	-	250,433	-	175,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	(901,140)	(97,401)	(876,845)	(281,283)	(472,282)	(1,216,143)	(1,828,895)	72,764

Equity transactions:
Purchase payments received from contract owners (note 3)	184,207	272,101	80,530	12,004	135,492	295,874	759,397	315,664
Transfers between subaccounts (including fixed account), net (note 3)	(733,110)	(1,497,368)	22,213	5,169,505	(143,068)	9,106,855	(1,810,219)	40,336,631
Redemptions (note 2)	(1,510,097)	(1,680,954)	(525,861)	(491,995)	(1,908,951)	(444,238)	(4,682,084)	(3,355,550)
Annuity benefits	(25,197)	(27,902)	(12,242)	(11,607)	(12,593)	(11,030)	(17,258)	(15,721)
Contract maintenance charges (note 2)	(395)	(424)	(140)	(101)	(90)	(48)	(291)	(192)
Contingent deferred sales charges (note 2)	(981)	(1,214)	(250)	(181)	(1,404)	(134)	(1,561)	(1,918)
Adjustments to maintain reserves	(295)	(279)	(180)	(115)	(195)	(100)	(271)	(947)

Net equity transactions	(2,085,868)	(2,936,040)	(435,930)	4,677,510	(1,930,809)	8,947,179	(5,752,287)	37,277,967

Net change in contract owners’ equity	(2,987,008)	(3,033,441)	(1,312,775)	4,396,227	(2,403,091)	7,731,036	(7,581,182)	37,350,731
Contract owners’ equity beginning of period	12,129,325	15,162,766	4,396,227	-	7,758,817	27,781	37,350,731	-

Contract owners’ equity end of period	$9,142,317	$12,129,325	$3,083,452	$4,396,227	$5,355,726	$7,758,817	$29,769,549	$37,350,731

CHANGES IN UNITS:
Beginning units	741,947	924,905	453,033	-	866,682	1,399	3,710,891	-
Units purchased	34,652	63,904	55,111	634,814	65,455	1,045,441	296,672	4,311,254
Units redeemed	(169,571)	(246,862)	(108,233)	(181,781)	(289,367)	(180,158)	(882,396)	(600,363)

Ending units	607,028	741,947	399,911	453,033	642,770	866,682	3,125,167	3,710,891

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		AMTB		AMGP		AMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$141,974	$116,840	$24,771	$64,627	$(2,444)	$(2,971)	$(3,885)	$(4,719)
Realized gain (loss) on investments	(221,012)	(107,666)	(207,965)	(372,606)	10,904	3,059	52	35,210
Change in unrealized gain (loss) on investments	(490,057)	70,662	10,345	199,728	(78,664)	(21,086)	(17,326)	(126,998)
Reinvested capital gains	12,426	6,021	-	-	54,205	37,361	18,935	108,557

Net increase (decrease) in contract owners’ equity resulting from operations	(556,669)	85,857	(172,849)	(108,251)	(15,999)	16,363	(2,224)	12,050

Equity transactions:
Purchase payments received from contract owners (note 3)	131,245	604,074	123,598	345,191	(2,009)	3	5	(8)
Transfers between subaccounts (including fixed account), net (note 3)	(246,355)	1,787,537	1,482,146	(4,303,774)	(6,561)	(2,584)	24,730	(5,773)
Redemptions (note 2)	(730,297)	(797,661)	(3,495,264)	(3,249,707)	(15,629)	-	(20,944)	(94,753)
Annuity benefits	(2,633)	(2,809)	(19,492)	(21,657)	-	-	(1,109)	(1,029)
Contract maintenance charges (note 2)	(100)	(127)	(328)	(353)	(4)	(9)	(21)	(33)
Contingent deferred sales charges (note 2)	(83)	(688)	(3,192)	(734)	-	-	-	3
Adjustments to maintain reserves	(84)	(142)	(256)	(259)	22	(16)	266	228

Net equity transactions	(848,307)	1,590,184	(1,912,788)	(7,231,293)	(24,181)	(2,606)	2,927	(101,365)

Net change in contract owners’ equity	(1,404,976)	1,676,041	(2,085,637)	(7,339,544)	(40,180)	13,757	703	(89,315)
Contract owners’ equity beginning of period	7,737,448	6,061,407	18,879,539	26,219,083	245,173	231,416	217,122	306,437

Contract owners’ equity end of period	$6,332,472	$7,737,448	$16,793,902	$18,879,539	$204,993	$245,173	$217,825	$217,122

CHANGES IN UNITS:
Beginning units	601,402	478,758	1,702,995	2,364,681	12,744	12,897	8,785	13,643
Units purchased	36,587	250,655	567,711	289,877	1,879	3	1,409	18
Units redeemed	(107,082)	(128,011)	(739,863)	(951,563)	(3,261)	(156)	(1,265)	(4,876)

Ending units	530,907	601,402	1,530,843	1,702,995	11,362	12,744	8,929	8,785

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMMCGS		AMTP		AMSRS		OVIGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,422)	$-	$(434)	$(445)	$(54,629)	$(77,938)	$619	$(1,064)
Realized gain (loss) on investments	(1,936)	-	751	1,102	880,093	729,024	(52,680)	(228)
Change in unrealized gain (loss) on investments	(49,663)	-	(10,578)	2,749	(1,823,134)	251,606	(26,958)	(18,781)
Reinvested capital gains	-	-	3,737	-	864,198	-	69,005	2,610

Net increase (decrease) in contract owners’ equity resulting from operations	(54,021)	-	(6,524)	3,406	(133,472)	902,692	(10,014)	(17,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	183	-	6	(83)	43,349	76,379	3,144	5,106
Transfers between subaccounts (including fixed account), net (note 3)	1,271,099	-	4,517	(2,176)	(955,514)	(803,469)	187,694	505,899
Redemptions (note 2)	(7,409)	-	(913)	(700)	(1,055,121)	(645,483)	(10,987)	(424)
Annuity benefits	(473)	-	-	-	(4,652)	(4,571)	-	-
Contract maintenance charges (note 2)	-	-	(11)	(8)	(176)	(199)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(589)	(338)	-	-
Adjustments to maintain reserves	(7)	-	2	(38)	(181)	(152)	(13)	(24)

Net equity transactions	1,263,393	-	3,601	(3,005)	(1,972,884)	(1,377,833)	179,838	510,557

Net change in contract owners’ equity	1,209,372	-	(2,923)	401	(2,106,356)	(475,141)	169,824	493,094
Contract owners’ equity beginning of period	-	-	46,630	46,229	10,843,660	11,318,801	493,094	-

Contract owners’ equity end of period	$1,209,372	$-	$43,707	$46,630	$8,737,304	$10,843,660	$662,918	$493,094

CHANGES IN UNITS:
Beginning units	-	-	2,502	2,653	509,600	582,312	54,549	-
Units purchased	129,008	-	220	13	18,204	33,932	100,540	55,106
Units redeemed	(5,563)	-	(45)	(164)	(111,678)	(106,644)	(83,293)	(557)

Ending units	123,445	-	2,677	2,502	416,126	509,600	71,796	54,549

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGR		OVGS		OVGSS		OVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(36,777)	$(22,328)	$161,586	$246,353	$(10,318)	$(13,319)	$(172,335)	$(277,980)
Realized gain (loss) on investments	103,077	136,818	3,721,385	2,805,807	17,909	44,154	6,301,605	6,118,417
Change in unrealized gain (loss) on investments	(617,423)	250,558	(7,956,757)	(7,114,580)	(66,327)	(89,105)	(18,210,360)	1,183,607
Reinvested capital gains	625,520	81,146	7,683,518	5,725,545	84,783	65,235	14,163,361	2,026,398

Net increase (decrease) in contract owners’ equity resulting from operations	74,397	446,194	3,609,732	1,663,125	26,047	6,965	2,082,271	9,050,442

Equity transactions:
Purchase payments received from contract owners (note 3)	89,259	55,931	1,715,336	818,733	-	-	990,126	1,025,059
Transfers between subaccounts (including fixed account), net (note 3)	255,698	(44,502)	(581,190)	78,182,131	(12,036)	(3,475)	(2,929,282)	(2,080,864)
Redemptions (note 2)	(273,817)	(299,386)	(13,856,827)	(12,002,324)	(69,281)	(244,879)	(11,376,691)	(11,688,021)
Annuity benefits	-	-	(70,635)	(65,403)	(3,976)	(3,911)	(52,978)	(55,036)
Contract maintenance charges (note 2)	-	-	(2,448)	(1,682)	-	-	(1,790)	(1,971)
Contingent deferred sales charges (note 2)	(2,393)	(1,978)	(7,137)	(6,587)	-	-	(6,369)	(11,219)
Adjustments to maintain reserves	174	353	(5)	10,688	(84)	(34)	(1,352)	(1,621)

Net equity transactions	68,921	(289,582)	(12,802,906)	66,935,556	(85,377)	(252,299)	(13,378,336)	(12,813,673)

Net change in contract owners’ equity	143,318	156,612	(9,193,174)	68,598,681	(59,330)	(245,334)	(11,296,065)	(3,763,231)
Contract owners’ equity beginning of period	3,483,703	3,327,091	118,293,203	49,694,522	1,281,842	1,527,176	98,952,751	102,715,982

Contract owners’ equity end of period	$3,627,021	$3,483,703	$109,100,029	$118,293,203	$1,222,512	$1,281,842	$87,656,686	$98,952,751

CHANGES IN UNITS:
Beginning units	133,056	145,166	6,168,087	2,608,469	61,526	73,423	4,629,367	5,261,993
Units purchased	18,354	4,116	297,093	4,433,718	-	166	87,676	128,800
Units redeemed	(16,184)	(16,226)	(926,684)	(874,100)	(3,694)	(12,063)	(706,987)	(761,426)

Ending units	135,226	133,056	5,538,496	6,168,087	57,832	61,526	4,010,056	4,629,367

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGIS		OVSC		OVSCS		OVAG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,241)	$(29,981)	$(24,808)	$(22,425)	$(1,038)	$(1,065)	$(636,436)	$(652,414)
Realized gain (loss) on investments	195,443	115,560	160,100	315,082	6,226	5,402	3,397,189	4,684,749
Change in unrealized gain (loss) on investments	(473,153)	73,617	(2,401,923)	(813,854)	(42,001)	(11,984)	(4,658,750)	(1,588,935)
Reinvested capital gains	336,829	52,018	1,555,305	1,604,321	24,791	24,235	5,092,435	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,878	211,214	(711,326)	1,083,124	(12,022)	16,588	3,194,438	2,443,400

Equity transactions:
Purchase payments received from contract owners (note 3)	12,344	43,373	189,972	377,136	-	3	1,088,723	714,803
Transfers between subaccounts (including fixed account), net (note 3)	(229,101)	(6,938)	(315,690)	5,954	-	(112)	(1,063,486)	(990,426)
Redemptions (note 2)	(571,309)	(302,343)	(1,387,457)	(933,934)	(2,518)	(3,591)	(6,329,716)	(7,626,556)
Annuity benefits	-	-	(1,892)	(1,676)	(11,339)	(11,182)	(3,431)	(3,312)
Contract maintenance charges (note 2)	-	-	(173)	(181)	-	-	(2,588)	(2,777)
Contingent deferred sales charges (note 2)	-	-	(1,112)	(595)	-	-	(5,656)	(7,936)
Adjustments to maintain reserves	(68)	(42)	(196)	(340)	-	1	(1,261)	(531)

Net equity transactions	(788,134)	(265,950)	(1,516,548)	(553,636)	(13,857)	(14,881)	(6,317,415)	(7,916,735)

Net change in contract owners’ equity	(753,256)	(54,736)	(2,227,874)	529,488	(25,879)	1,707	(3,122,977)	(5,473,335)
Contract owners’ equity beginning of period	2,621,809	2,676,545	11,394,254	10,864,766	176,054	174,347	57,121,925	62,595,260

Contract owners’ equity end of period	$1,868,553	$2,621,809	$9,166,380	$11,394,254	$150,175	$176,054	$53,998,948	$57,121,925

CHANGES IN UNITS:
Beginning units	149,873	166,445	656,479	693,994	7,048	7,696	2,660,881	3,051,357
Units purchased	952	4,188	179,989	251,673	-	103	216,846	260,388
Units redeemed	(45,212)	(20,760)	(269,031)	(289,188)	(7,048)	(751)	(492,208)	(650,864)

Ending units	105,613	149,873	567,437	656,479	-	7,048	2,385,519	2,660,881

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSB		OVSBS		PMVAAD		PMVFAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$259,934	$161,389	$87,522	$62,452	$111,970	$241,384	$8,562	$40,375
Realized gain (loss) on investments	(239,468)	(108,643)	16,771	10,541	(145,451)	(23,114)	(580,079)	(230,691)
Change in unrealized gain (loss) on investments	(194,672)	34,676	(191,885)	(49,594)	(519,674)	(258,476)	255,914	154,451
Reinvested capital gains	-	-	-	-	-	-	6,003	12,054

Net increase (decrease) in contract owners’ equity resulting from operations	(174,206)	87,422	(87,592)	23,399	(553,155)	(40,206)	(309,600)	(23,811)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,727	59,597	810	4,688	96,502	471,468	50,020	32,556
Transfers between subaccounts (including fixed account), net (note 3)	200,617	497,400	(158,408)	14,653	(276,818)	633,453	(234,850)	(680,222)
Redemptions (note 2)	(564,669)	(485,772)	(471,098)	(310,962)	(462,312)	(606,996)	(1,397,559)	(369,733)
Annuity benefits	-	-	(2,542)	(2,697)	-	-	-	-
Contract maintenance charges (note 2)	(26)	(30)	(1)	-	(46)	(54)	(15)	(31)
Contingent deferred sales charges (note 2)	(56)	(916)	-	-	(1,485)	(243)	(29)	(114)
Adjustments to maintain reserves	(141)	(104)	(39)	(43)	(99)	(128)	(214)	(85)

Net equity transactions	(346,548)	70,175	(631,278)	(294,361)	(644,258)	497,500	(1,582,647)	(1,017,629)

Net change in contract owners’ equity	(520,754)	157,597	(718,870)	(270,962)	(1,197,413)	457,294	(1,892,247)	(1,041,440)
Contract owners’ equity beginning of period	4,834,025	4,676,428	2,787,171	3,058,133	5,959,274	5,501,980	4,093,660	5,135,100

Contract owners’ equity end of period	$4,313,271	$4,834,025	$2,068,301	$2,787,171	$4,761,861	$5,959,274	$2,201,413	$4,093,660

CHANGES IN UNITS:
Beginning units	474,125	466,186	161,421	178,348	569,310	522,258	340,373	423,279
Units purchased	129,801	167,410	2,107	3,204	40,949	179,554	98,704	56,120
Units redeemed	(166,477)	(159,471)	(38,538)	(20,131)	(103,885)	(132,502)	(240,440)	(139,026)

Ending units	437,449	474,125	124,990	161,421	506,374	569,310	198,637	340,373

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVLAD		PMVRRA		PMVTRA		PMVTRD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$784,842	$(50,832)	$25,789	$2,753	$52,050	$16,216	$534,158	$149,393
Realized gain (loss) on investments	63,463	160,222	(16,018)	(14,704)	122	414	(264,646)	(157,929)
Change in unrealized gain (loss) on investments	(1,140,123)	(228,770)	(46,190)	31,323	(73,773)	31,521	(511,359)	504,032
Reinvested capital gains	-	-	-	-	14,178	-	137,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	(291,818)	(119,380)	(36,419)	19,372	(7,423)	48,151	(104,288)	495,496

Equity transactions:
Purchase payments received from contract owners (note 3)	505,730	476,083	23,061	22,924	31,967	36,715	283,050	441,679
Transfers between subaccounts (including fixed account), net (note 3)	8,035,452	(2,018,621)	118,360	4,156	(85,666)	49,864	532,683	(2,512,698)
Redemptions (note 2)	(4,494,610)	(4,446,713)	(121,931)	(118,082)	(66,553)	(245,211)	(1,510,693)	(2,240,763)
Annuity benefits	(27,933)	(29,722)	-	-	-	-	(4,072)	(1,852)
Contract maintenance charges (note 2)	(250)	(276)	-	-	-	-	(142)	(215)
Contingent deferred sales charges (note 2)	(2,970)	(3,200)	(821)	(552)	(248)	(438)	(317)	(2,427)
Adjustments to maintain reserves	(2,065)	(960)	(200)	129	95	113	(1,929)	(1,080)

Net equity transactions	4,013,354	(6,023,409)	18,469	(91,425)	(120,405)	(158,957)	(701,420)	(4,317,356)

Net change in contract owners’ equity	3,721,536	(6,142,789)	(17,950)	(72,053)	(127,828)	(110,806)	(805,708)	(3,821,860)
Contract owners’ equity beginning of period	33,037,435	39,180,224	845,404	917,457	1,435,512	1,546,318	13,694,406	17,516,266

Contract owners’ equity end of period	$36,758,971	$33,037,435	$827,454	$845,404	$1,307,684	$1,435,512	$12,888,698	$13,694,406

CHANGES IN UNITS:
Beginning units	2,805,641	3,315,426	60,865	67,335	92,939	103,230	1,262,722	1,666,977
Units purchased	1,078,757	706,869	11,395	6,409	11,324	19,894	456,035	301,394
Units redeemed	(729,748)	(1,216,654)	(10,338)	(12,879)	(19,043)	(30,185)	(522,526)	(705,649)

Ending units	3,154,650	2,805,641	61,922	60,865	85,220	92,939	1,196,231	1,262,722

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVEBD		PVGIB		ACEG2		ACC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$14,005	$5,140	$79	$11	$(36,447)	$(41,454)	$(10,145)	$(42,234)
Realized gain (loss) on investments	(17,667)	(15,781)	(75)	43	117,481	628,390	401,222	402,412
Change in unrealized gain (loss) on investments	(15,778)	(12,760)	(1,217)	1,217	(39,199)	(426,426)	(740,639)	26,699
Reinvested capital gains	1,900	5,298	-	-	11,383	-	11,603	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,540)	(18,103)	(1,213)	1,271	53,218	160,510	(337,959)	386,877

Equity transactions:
Purchase payments received from contract owners (note 3)	789	5,810	-	-	77,710	46,028	233,528	59,162
Transfers between subaccounts (including fixed account), net (note 3)	248,443	200,098	-	-	113,811	(951,337)	(315,528)	(224,995)
Redemptions (note 2)	(31,547)	(35,140)	(1,031)	(1,185)	(236,267)	(295,101)	(965,862)	(1,295,878)
Annuity benefits	-	-	-	-	(736)	(716)	(7,276)	(7,342)
Contract maintenance charges (note 2)	(1)	-	-	-	(16)	(14)	-	-
Contingent deferred sales charges (note 2)	49	(49)	-	-	-	(52)	-	(172)
Adjustments to maintain reserves	(154)	(31)	(1)	1	(42)	(144)	12	(567)

Net equity transactions	217,579	170,688	(1,032)	(1,184)	(45,540)	(1,201,336)	(1,055,126)	(1,469,792)

Net change in contract owners’ equity	200,039	152,585	(2,245)	87	7,678	(1,040,826)	(1,393,085)	(1,082,915)
Contract owners’ equity beginning of period	152,585	-	13,660	13,573	2,250,297	3,291,123	5,130,840	6,213,755

Contract owners’ equity end of period	$352,624	$152,585	$11,415	$13,660	$2,257,975	$2,250,297	$3,737,755	$5,130,840

CHANGES IN UNITS:
Beginning units	15,712	-	744	808	142,833	228,562	264,718	343,323
Units purchased	39,570	66,889	-	14	56,817	104,506	16,106	4,831
Units redeemed	(17,725)	(51,177)	(744)	(78)	(59,647)	(190,235)	(71,346)	(83,436)

Ending units	37,557	15,712	-	744	140,003	142,833	209,478	264,718

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACEG		AVGI		AVCE2		IVKEI1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(269)	$(401)	$(36)	$(319)	$(5,438)	$(7,764)	$3,081	$1,910
Realized gain (loss) on investments	1,967	10,552	4,055	14,505	19,749	66,686	22,084	1,708
Change in unrealized gain (loss) on investments	(933)	(7,732)	(6,082)	(11,529)	(110,507)	(26,555)	(56,765)	4,937
Reinvested capital gains	118	-	1,303	180	54,900	2,653	22,192	16,360

Net increase (decrease) in contract owners’ equity resulting from operations	883	2,419	(760)	2,837	(41,296)	35,020	(9,408)	24,915

Equity transactions:
Purchase payments received from contract owners (note 3)	648	653	70	172	-	3,204	533	533
Transfers between subaccounts (including fixed account), net (note 3)	(552)	(1,050)	-	-	498	(14,111)	40	35
Redemptions (note 2)	(5,067)	(34,943)	(16,292)	(42,395)	(27,151)	(87,716)	(102,863)	(4,060)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	-	-	-	-	-
Adjustments to maintain reserves	7	5	(3)	1	(36)	(4)	(21)	(14)

Net equity transactions	(4,964)	(35,360)	(16,225)	(42,222)	(26,689)	(98,627)	(102,311)	(3,506)

Net change in contract owners’ equity	(4,081)	(32,941)	(16,985)	(39,385)	(67,985)	(63,607)	(111,719)	21,409
Contract owners’ equity beginning of period	26,109	59,050	19,891	59,276	553,146	616,753	347,063	325,654

Contract owners’ equity end of period	$22,028	$26,109	$2,906	$19,891	$485,161	$553,146	$235,344	$347,063

CHANGES IN UNITS:
Beginning units	1,817	4,408	986	3,228	36,293	42,811	25,674	25,948
Units purchased	44	48	3	9	382	2,775	43	44
Units redeemed	(383)	(2,639)	(832)	(2,251)	(2,159)	(9,293)	(7,638)	(318)

Ending units	1,478	1,817	157	986	34,516	36,293	18,079	25,674

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVHS		IVRE		VYDS		ROCMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,447)	$(4,043)	$5,878	$1,406	$(17,956)	$(9,319)	$(5,348)	$(6,763)
Realized gain (loss) on investments	58,631	20,597	20,682	8,828	88,525	55,881	8,136	49,208
Change in unrealized gain (loss) on investments	(93,148)	31,449	(35,147)	24,268	(548,452)	241,167	(95,103)	(117,198)
Reinvested capital gains	44,058	13,827	-	-	352,788	-	24,349	44,129

Net increase (decrease) in contract owners’ equity resulting from operations	4,094	61,830	(8,587)	34,502	(125,095)	287,729	(67,966)	(30,624)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,400	15,817	6,640	9,244	52,298	62,196	10,450	12,493
Transfers between subaccounts (including fixed account), net (note 3)	63,396	83,231	(11,857)	5,790	(80,651)	(141,013)	(44,839)	(43,888)
Redemptions (note 2)	(98,495)	(29,574)	(43,736)	(25,154)	(406,475)	(665,863)	(58,262)	(84,433)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(443)	(61)	(429)	(133)	-	-	(458)	(367)
Adjustments to maintain reserves	(5)	(125)	(66)	19	(120)	(21)	28	112

Net equity transactions	(17,147)	69,288	(49,448)	(10,234)	(434,948)	(744,701)	(93,081)	(116,083)

Net change in contract owners’ equity	(13,053)	131,118	(58,035)	24,268	(560,043)	(456,972)	(161,047)	(146,707)
Contract owners’ equity beginning of period	446,575	315,457	296,027	271,759	3,311,651	3,768,623	559,848	706,555

Contract owners’ equity end of period	$433,522	$446,575	$237,992	$296,027	$2,751,608	$3,311,651	$398,801	$559,848

CHANGES IN UNITS:
Beginning units	20,201	16,890	22,119	23,003	180,037	223,117	41,683	50,157
Units purchased	5,945	6,434	2,579	3,735	3,030	4,171	1,681	2,583
Units redeemed	(6,906)	(3,123)	(6,444)	(4,619)	(26,812)	(47,251)	(9,058)	(11,057)

Ending units	19,240	20,201	18,254	22,119	156,255	180,037	34,306	41,683

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVARS		SBLD		SBLJ		SBLN
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,813)	$(4,271)	$5,309	$(2,788)	$106	$(1,778)	$(145)	$(2,889)
Realized gain (loss) on investments	18,830	120	26,531	12,550	14,060	12,896	20,543	17,636
Change in unrealized gain (loss) on investments	(9,654)	21,080	(34,976)	(1,143)	(28,803)	6,895	(24,905)	(2,815)
Reinvested capital gains	-	-	-	-	12,508	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,363	16,929	(3,136)	8,619	(2,129)	18,013	(4,507)	11,932

Equity transactions:
Purchase payments received from contract owners (note 3)	11,501	11,604	5,376	6,014	3,611	3,517	2,114	2,185
Transfers between subaccounts (including fixed account), net (note 3)	691,901	294,256	(19,289)	31,794	16,395	(7,031)	27,141	25,764
Redemptions (note 2)	(74,061)	(20,539)	(43,926)	(17,734)	(14,265)	(10,546)	(63,802)	(27,686)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(178)	(124)	(197)	(79)	(53)	(71)	(352)	(80)
Adjustments to maintain reserves	(28)	(103)	18	(21)	45	(34)	(45)	56

Net equity transactions	629,133	285,094	(58,018)	19,974	5,733	(14,165)	(34,959)	224

Net change in contract owners’ equity	634,496	302,023	(61,154)	28,593	3,604	3,848	(39,466)	12,156
Contract owners’ equity beginning of period	534,409	232,386	253,773	225,180	162,270	158,422	291,534	279,378

Contract owners’ equity end of period	$1,168,905	$534,409	$192,619	$253,773	$165,874	$162,270	$252,068	$291,534

CHANGES IN UNITS:
Beginning units	52,064	23,432	20,950	19,296	10,981	11,982	19,429	19,651
Units purchased	94,058	33,898	702	3,641	2,486	1,471	5,892	6,578
Units redeemed	(33,197)	(5,266)	(5,475)	(1,987)	(2,139)	(2,472)	(8,351)	(6,800)

Ending units	112,925	52,064	16,177	20,950	11,328	10,981	16,970	19,429

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBLO		SBLP		SBLQ		SBLV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(292)	$(3,994)	$24,353	$(3,148)	$(7,665)	$(9,552)	$(9,205)	$(23,275)
Realized gain (loss) on investments	52,102	5,342	3,443	16,503	69,043	75,940	146,814	242,666
Change in unrealized gain (loss) on investments	(106,891)	20,642	(46,883)	(9,187)	(240,081)	(89,416)	(564,930)	(226,083)
Reinvested capital gains	38,381	-	5,420	-	124,624	-	286,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,700)	21,990	(13,667)	4,168	(54,079)	(23,028)	(140,913)	(6,692)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,788	2,504	7,428	7,026	17,345	15,422	47,765	56,083
Transfers between subaccounts (including fixed account), net (note 3)	(22,955)	743	9,248	(6,870)	(13,030)	3,212	56,993	(91,092)
Redemptions (note 2)	(131,044)	(14,820)	(29,984)	(20,699)	(162,719)	(132,344)	(282,405)	(249,723)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(91)	(88)	(61)	(51)	(561)	(516)	(1,240)	(936)
Adjustments to maintain reserves	58	(116)	(38)	(35)	(12)	88	376	18

Net equity transactions	(152,244)	(11,777)	(13,407)	(20,629)	(158,977)	(114,138)	(178,511)	(285,650)

Net change in contract owners’ equity	(168,944)	10,213	(27,074)	(16,461)	(213,056)	(137,166)	(319,424)	(292,342)
Contract owners’ equity beginning of period	364,018	353,805	278,530	294,991	811,623	948,789	1,970,122	2,262,464

Contract owners’ equity end of period	$195,074	$364,018	$251,456	$278,530	$598,567	$811,623	$1,650,698	$1,970,122

CHANGES IN UNITS:
Beginning units	22,526	23,292	15,960	17,128	41,661	47,503	111,561	127,816
Units purchased	155	291	2,440	4,461	3,517	7,326	13,509	8,818
Units redeemed	(9,917)	(1,057)	(3,230)	(5,629)	(11,921)	(13,168)	(23,676)	(25,073)

Ending units	12,764	22,526	15,170	15,960	33,257	41,661	101,394	111,561

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBLX		SBLY		TRHS2		VWHAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(694)	$(2,201)	$(756)	$(414)	$(724,742)	$(536,795)	$(43,136)	$(59,085)
Realized gain (loss) on investments	35,085	21,446	3,348	4,710	7,395,387	5,800,632	(390,207)	77,817
Change in unrealized gain (loss) on investments	(40,522)	(7,571)	188	613	(5,168,434)	3,099,814	(1,180,167)	(1,257,235)
Reinvested capital gains	465	-	2,494	-	4,603,878	4,080,536	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,666)	11,674	5,274	4,909	6,106,089	12,444,187	(1,613,510)	(1,238,503)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,405	2,855	2,580	2,016	1,808,642	1,266,316	248,725	283,780
Transfers between subaccounts (including fixed account), net (note 3)	3,343	(1,621)	218,852	(12,641)	1,832,537	4,467,865	480,230	1,457,051
Redemptions (note 2)	(41,228)	-	(9,799)	-	(6,129,591)	(4,445,804)	(338,815)	(595,615)
Annuity benefits	-	-	-	-	(44,755)	(14,019)	(324)	(461)
Contract maintenance charges (note 2)	-	-	-	-	(963)	(635)	(78)	(104)
Contingent deferred sales charges (note 2)	(24)	(20)	(42)	-	(12,207)	(2,176)	(608)	(1,270)
Adjustments to maintain reserves	(6)	(1)	(12)	(16)	15,818	(391)	(107)	(2,952)

Net equity transactions	(35,510)	1,213	211,579	(10,641)	(2,530,519)	1,271,156	389,023	1,140,429

Net change in contract owners’ equity	(41,176)	12,887	216,853	(5,732)	3,575,570	13,715,343	(1,224,487)	(98,074)
Contract owners’ equity beginning of period	239,965	227,078	31,659	37,391	57,345,927	43,630,584	4,308,889	4,406,963

Contract owners’ equity end of period	$198,789	$239,965	$248,512	$31,659	$60,921,497	$57,345,927	$3,084,402	$4,308,889

CHANGES IN UNITS:
Beginning units	15,412	15,693	2,232	2,998	1,982,157	1,957,164	512,477	418,215
Units purchased	3,692	4,476	15,271	283	639,289	865,545	292,493	426,564
Units redeemed	(6,028)	(4,757)	(738)	(1,049)	(735,646)	(840,552)	(246,295)	(332,302)

Ending units	13,076	15,412	16,765	2,232	1,885,800	1,982,157	558,675	512,477

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWEM		VWHA		WRASP		WRBP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(107,417)	$(145,835)	$(149,034)	$(234,133)	$(985,223)	$(1,048,482)	$(96,620)	$(91,184)
Realized gain (loss) on investments	(151,962)	538,515	(761,280)	197,369	(3,189,319)	3,723,545	1,463,572	1,762,423
Change in unrealized gain (loss) on investments	(3,728,621)	(3,705,511)	(4,097,063)	(4,148,147)	(30,528,224)	(34,879,366)	(8,762,334)	(2,811,930)
Reinvested capital gains	1,130,671	2,941,343	-	-	22,768,385	21,525,900	6,735,130	4,285,522

Net increase (decrease) in contract owners’ equity resulting from operations	(2,857,329)	(371,488)	(5,007,377)	(4,184,911)	(11,934,381)	(10,678,403)	(660,252)	3,144,831

Equity transactions:
Purchase payments received from contract owners (note 3)	206,710	349,259	14,221	21,971	1,417,496	2,082,876	201,011	903,772
Transfers between subaccounts (including fixed account), net (note 3)	(1,214,362)	(1,229,714)	(1,061,568)	(2,432,363)	(9,670,967)	(5,921,602)	2,434,705	2,011,073
Redemptions (note 2)	(2,516,015)	(2,660,618)	(1,317,902)	(2,273,045)	(17,093,737)	(22,337,762)	(6,686,455)	(5,903,835)
Annuity benefits	(165)	(184)	(6,663)	(9,515)	(29,690)	(33,999)	(7,024)	(10,565)
Contract maintenance charges (note 2)	(253)	(277)	(170)	(219)	(434)	(482)	-	-
Contingent deferred sales charges (note 2)	(1,833)	(4,188)	(747)	(2,196)	(10,575)	(12,778)	(1,495)	(1,821)
Adjustments to maintain reserves	365	(180)	343	2,867	(741)	(348)	(2,256)	65

Net equity transactions	(3,525,553)	(3,545,902)	(2,372,486)	(4,692,500)	(25,388,648)	(26,224,095)	(4,061,514)	(3,001,311)

Net change in contract owners’ equity	(6,382,882)	(3,917,390)	(7,379,863)	(8,877,411)	(37,323,029)	(36,902,498)	(4,721,766)	143,520
Contract owners’ equity beginning of period	22,127,908	26,045,298	16,623,019	25,500,430	145,746,185	182,648,683	51,241,255	51,097,735

Contract owners’ equity end of period	$15,745,026	$22,127,908	$9,243,156	$16,623,019	$108,423,156	$145,746,185	$46,519,489	$51,241,255

CHANGES IN UNITS:
Beginning units	596,764	703,220	532,270	656,630	4,909,748	5,765,187	2,447,647	2,598,391
Units purchased	49,353	99,338	1,700	1,271	165,691	264,254	236,240	270,228
Units redeemed	(136,310)	(205,794)	(84,197)	(125,631)	(1,043,748)	(1,119,693)	(428,052)	(420,972)

Ending units	509,807	596,764	449,773	532,270	4,031,691	4,909,748	2,255,835	2,447,647

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRBDP		WRCEP		WRDIV		WRENG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,066,372	$1,789,703	$(790,826)	$(709,863)	$29,343	$7,977	$(52,805)	$(77,915)
Realized gain (loss) on investments	(50,197)	150,466	497,139	5,823,507	260,856	407,868	(58,428)	510,057
Change in unrealized gain (loss) on investments	(1,490,165)	(1,817,817)	(19,185,842)	(11,823,796)	(2,408,563)	(343,860)	(1,092,718)	(1,405,981)
Reinvested capital gains	-	1,999,026	17,782,343	16,075,448	1,652,605	1,285,513	26,926	220,856

Net increase (decrease) in contract owners’ equity resulting from operations	(473,990)	2,121,378	(1,697,186)	9,365,296	(465,759)	1,357,498	(1,177,025)	(752,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,116	813,114	486,275	1,556,141	75,668	87,100	27,724	65,017
Transfers between subaccounts (including fixed account), net (note 3)	(1,565,156)	(813,610)	(1,544,908)	(1,039,537)	(836,647)	(331,964)	(38,086)	823,227
Redemptions (note 2)	(8,121,078)	(8,564,765)	(13,708,204)	(15,629,679)	(1,673,262)	(2,295,396)	(688,675)	(1,131,504)
Annuity benefits	(7,823)	(8,660)	(9,792)	(12,857)	(624)	(620)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,973)	(1,436)	(7,697)	(4,789)	(686)	(2,743)	(170)	(1,774)
Adjustments to maintain reserves	197	205	(1,199)	374	(48)	5	(64)	(54)

Net equity transactions	(9,387,717)	(8,575,152)	(14,785,525)	(15,130,347)	(2,435,599)	(2,543,618)	(699,271)	(245,088)

Net change in contract owners’ equity	(9,861,707)	(6,453,774)	(16,482,711)	(5,765,051)	(2,901,358)	(1,186,120)	(1,876,296)	(998,071)
Contract owners’ equity beginning of period	63,402,739	69,856,513	113,148,940	118,913,991	16,094,548	17,280,668	5,585,927	6,583,998

Contract owners’ equity end of period	$53,541,032	$63,402,739	$96,666,229	$113,148,940	$13,193,190	$16,094,548	$3,709,631	$5,585,927

CHANGES IN UNITS:
Beginning units	3,864,467	4,392,785	6,005,339	6,849,960	798,548	932,175	449,790	469,042
Units purchased	221,847	300,990	204,329	305,965	51,874	65,561	83,587	119,335
Units redeemed	(792,085)	(829,308)	(984,097)	(1,150,586)	(174,357)	(199,188)	(145,770)	(138,587)

Ending units	3,294,229	3,864,467	5,225,571	6,005,339	676,065	798,548	387,607	449,790

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGBP		WRGNR		WRGP		WRHIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$105,647	$48,278	$(84,098)	$(137,805)	$(1,094,745)	$(785,192)	$3,882,206	$3,394,577
Realized gain (loss) on investments	(39,805)	28,414	(143,061)	852,307	4,380,579	6,138,572	2,859,942	6,506,002
Change in unrealized gain (loss) on investments	(212,721)	(129,645)	(1,711,577)	(2,204,441)	(9,855,243)	(14,381,211)	(12,472,167)	(9,644,270)
Reinvested capital gains	-	-	-	-	13,057,921	20,154,960	796,743	660,509

Net increase (decrease) in contract owners’ equity resulting from operations	(146,879)	(52,953)	(1,938,736)	(1,489,939)	6,488,512	11,127,129	(4,933,276)	916,818

Equity transactions:
Purchase payments received from contract owners (note 3)	32,254	32,877	57,749	118,124	510,966	1,091,278	1,099,564	1,455,486
Transfers between subaccounts (including fixed account), net (note 3)	(372,827)	1,127,262	(460,691)	(380,934)	(463,891)	(2,129,373)	(4,146,882)	(868,951)
Redemptions (note 2)	(609,082)	(334,632)	(1,071,164)	(1,925,004)	(12,180,219)	(15,073,131)	(11,085,616)	(12,071,238)
Annuity benefits	-	-	(472)	(612)	(4,667)	(8,060)	(9,791)	(11,434)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(154)	(124)
Contingent deferred sales charges (note 2)	(84)	(69)	(509)	(1,656)	(8,856)	(7,084)	(6,551)	(5,281)
Adjustments to maintain reserves	(54)	(32)	(32)	(99)	172	155	489	562

Net equity transactions	(949,793)	825,406	(1,475,119)	(2,190,181)	(12,146,495)	(16,126,215)	(14,148,941)	(11,500,980)

Net change in contract owners’ equity	(1,096,672)	772,453	(3,413,855)	(3,680,120)	(5,657,983)	(4,999,086)	(19,082,217)	(10,584,162)
Contract owners’ equity beginning of period	4,624,307	3,851,854	9,497,716	13,177,836	110,599,617	115,598,703	79,645,032	90,229,194

Contract owners’ equity end of period	$3,527,635	$4,624,307	$6,083,861	$9,497,716	$104,941,634	$110,599,617	$60,562,815	$79,645,032

CHANGES IN UNITS:
Beginning units	446,528	368,482	808,834	965,476	6,325,193	7,313,103	3,019,321	3,444,773
Units purchased	55,551	148,880	86,443	68,430	289,277	235,330	354,857	657,244
Units redeemed	(148,039)	(70,834)	(219,611)	(225,072)	(952,070)	(1,223,240)	(892,326)	(1,082,696)

Ending units	354,040	446,528	675,666	808,834	5,662,400	6,325,193	2,481,852	3,019,321

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRIP		WRI2P		WRLTBP		WRMIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(170,890)	$278,606	$19,738	$170,024	$19,623	$(31,722)	$(38,589)	$(51,040)
Realized gain (loss) on investments	(556,030)	(510,668)	602,442	423,074	(9,551)	(65,633)	184,083	555,012
Change in unrealized gain (loss) on investments	129,515	(2,136,452)	(2,268,949)	(1,458,622)	(23,032)	78,732	(1,030,799)	(1,340,492)
Reinvested capital gains	1,196,042	2,373,312	1,418,784	935,211	-	7,106	562,283	647,516

Net increase (decrease) in contract owners’ equity resulting from operations	598,637	4,798	(227,985)	69,687	(12,960)	(11,517)	(323,022)	(189,004)

Equity transactions:
Purchase payments received from contract owners (note 3)	156,695	234,678	131,427	156,797	25,595	55,000	14,702	11,752
Transfers between subaccounts (including fixed account), net (note 3)	411,820	(165,253)	782,979	302,930	659,482	540,683	(179,758)	(355,484)
Redemptions (note 2)	(2,742,095)	(4,125,517)	(1,401,396)	(1,580,276)	(751,516)	(588,764)	(680,635)	(718,391)
Annuity benefits	(1,053)	(1,066)	(1,235)	(1,255)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(831)	(719)	(781)	(296)	(108)	-	(423)	(2,205)
Adjustments to maintain reserves	(25)	(64)	93	54	(38)	(66)	(19)	(74)

Net equity transactions	(2,175,489)	(4,057,941)	(488,913)	(1,122,046)	(66,585)	6,853	(846,133)	(1,064,402)

Net change in contract owners’ equity	(1,576,852)	(4,053,143)	(716,898)	(1,052,359)	(79,545)	(4,664)	(1,169,155)	(1,253,406)
Contract owners’ equity beginning of period	24,898,229	28,951,372	11,030,090	12,082,449	5,246,609	5,251,273	4,048,750	5,302,156

Contract owners’ equity end of period	$23,321,377	$24,898,229	$10,313,192	$11,030,090	$5,167,064	$5,246,609	$2,879,595	$4,048,750

CHANGES IN UNITS:
Beginning units	1,669,710	1,937,503	583,553	641,781	515,682	515,731	168,210	214,062
Units purchased	105,006	66,016	91,728	64,919	115,229	125,270	12,081	17,349
Units redeemed	(245,275)	(333,809)	(118,224)	(123,147)	(121,754)	(125,319)	(47,031)	(63,201)

Ending units	1,529,441	1,669,710	557,057	583,553	509,157	515,682	133,260	168,210

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMCG		WRMMP		WRRESP		WRSTP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(182,574)	$(186,544)	$(144,776)	$(170,141)	$(6,164)	$(5,584)	$(781,294)	$(862,683)
Realized gain (loss) on investments	707,610	1,102,531	-	-	1,456,237	502,765	2,911,229	3,922,285
Change in unrealized gain (loss) on investments	(2,944,679)	(867,135)	-	-	(2,006,953)	947,694	(8,858,962)	(8,068,684)
Reinvested capital gains	1,357,324	1,025,211	-	-	796,375	447,950	4,209,494	6,367,733

Net increase (decrease) in contract owners’ equity resulting from operations	(1,062,319)	1,074,063	(144,776)	(170,141)	239,495	1,892,825	(2,519,533)	1,358,651

Equity transactions:
Purchase payments received from contract owners (note 3)	194,595	489,841	4,625,710	6,172,830	61,727	74,046	752,352	839,491
Transfers between subaccounts (including fixed account), net (note 3)	1,576,224	536,688	9,604,324	6,147,330	223,062	364,969	762,447	(1,762,624)
Redemptions (note 2)	(2,448,218)	(2,284,319)	(16,056,673)	(14,137,605)	(1,189,383)	(796,516)	(9,377,919)	(10,556,409)
Annuity benefits	(660)	(1,062)	(3,058)	(8,304)	(2,413)	(2,204)	(2,850)	(2,867)
Contract maintenance charges (note 2)	(39)	(40)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(916)	(2,414)	(202)	(702)	(107)	(239)	(7,073)	(5,763)
Adjustments to maintain reserves	2,307	(121)	3,100	(2,275)	44	26	802	879

Net equity transactions	(676,707)	(1,261,427)	(1,826,799)	(1,828,726)	(907,070)	(359,918)	(7,872,241)	(11,487,293)

Net change in contract owners’ equity	(1,739,026)	(187,364)	(1,971,575)	(1,998,867)	(667,575)	1,532,907	(10,391,774)	(10,128,642)
Contract owners’ equity beginning of period	16,638,343	16,825,707	14,619,641	16,618,508	8,333,511	6,800,604	73,317,047	83,445,689

Contract owners’ equity end of period	$14,899,317	$16,638,343	$12,648,066	$14,619,641	$7,665,936	$8,333,511	$62,925,273	$73,317,047

CHANGES IN UNITS:
Beginning units	680,684	734,887	1,377,912	1,555,209	374,416	393,521	2,659,452	3,080,205
Units purchased	126,003	97,368	1,842,527	1,764,703	83,873	61,183	179,910	124,606
Units redeemed	(152,647)	(151,571)	(2,017,174)	(1,942,000)	(125,763)	(80,288)	(462,832)	(545,359)

Ending units	654,040	680,684	1,203,265	1,377,912	332,526	374,416	2,376,530	2,659,452

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRSCP		WRSCV		WRVP		SVOF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(516,077)	$(536,775)	$(57,971)	$(68,359)	$(145,157)	$(24,990)	$(3,042)	$(3,567)
Realized gain (loss) on investments	1,182,965	1,213,750	181,882	781,833	206,048	1,423,774	4,682	18,005
Change in unrealized gain (loss) on investments	(7,046,972)	(6,477,064)	(935,477)	(1,371,001)	(7,778,661)	(3,406,715)	(30,921)	3,630
Reinvested capital gains	7,065,145	5,893,168	456,902	1,029,769	5,603,492	6,326,675	20,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	685,061	93,079	(354,664)	372,242	(2,114,278)	4,318,744	(9,106)	18,068

Equity transactions:
Purchase payments received from contract owners (note 3)	279,701	487,937	9,276	4,607	223,284	329,593	66	37
Transfers between subaccounts (including fixed account), net (note 3)	(833,367)	(1,226,692)	(249,989)	(491,722)	(1,846,403)	(163,279)	(44)	(1,146)
Redemptions (note 2)	(4,916,949)	(6,309,731)	(662,321)	(978,499)	(5,084,296)	(6,186,645)	(3,118)	(40,606)
Annuity benefits	(1,326)	(1,239)	(472)	(474)	(9,129)	(9,146)	(2,880)	(2,867)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(23)	(23)
Contingent deferred sales charges (note 2)	(6,163)	(3,522)	(644)	(2,818)	(1,274)	(2,235)	-	3
Adjustments to maintain reserves	35	27	50	(50)	(112)	(155)	497	781

Net equity transactions	(5,478,069)	(7,053,220)	(904,100)	(1,468,956)	(6,717,930)	(6,031,867)	(5,502)	(43,821)

Net change in contract owners’ equity	(4,793,008)	(6,960,141)	(1,258,764)	(1,096,714)	(8,832,208)	(1,713,123)	(14,608)	(25,753)
Contract owners’ equity beginning of period	46,433,387	53,393,528	6,026,743	7,123,457	46,686,917	48,400,040	201,829	227,582

Contract owners’ equity end of period	$41,640,379	$46,433,387	$4,767,979	$6,026,743	$37,854,709	$46,686,917	$187,221	$201,829

CHANGES IN UNITS:
Beginning units	2,321,746	2,683,021	287,890	359,957	2,083,026	2,370,208	8,810	11,012
Units purchased	109,001	87,040	19,867	16,633	66,694	154,514	-	5
Units redeemed	(364,567)	(448,315)	(63,722)	(88,700)	(370,583)	(441,696)	(163)	(2,207)

Ending units	2,066,180	2,321,746	244,035	287,890	1,779,137	2,083,026	8,647	8,810

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		OVGS3		HVIE		JAIGS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(91,307)	$(91,187)	$-	$(314,327)	$729	$768	$-	$-
Realized gain (loss) on investments	(60,236)	462,946	-	23,648,462	(8,381)	6,377	-	-
Change in unrealized gain (loss) on investments	(1,274,634)	(1,529,111)	-	(23,498,048)	434	(15,181)	-	-
Reinvested capital gains	1,050,019	726,228	-	-	9,544	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(376,158)	(431,124)	-	(163,913)	2,326	(8,036)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	86,807	349,769	8,525	726,437	-	-	56	-
Transfers between subaccounts (including fixed account), net (note 3)	(264,753)	(697,491)	(5,127)	(81,961,590)	(89,063)	346	(56)	-
Redemptions (note 2)	(950,711)	(752,869)	(3,380)	(3,073,219)	(25)	(35,392)	(27,563)	-
Annuity benefits	(805)	(4,111)	-	(12,385)	-	-	-	-
Contract maintenance charges (note 2)	(63)	(91)	(19)	(985)	-	-	-	-
Contingent deferred sales charges (note 2)	(584)	(1,136)	-	(2,268)	-	(53)	(510)	-
Adjustments to maintain reserves	(181)	(280)	7,147	(18,071)	(1)	(4)	30,683	-

Net equity transactions	(1,130,290)	(1,106,209)	7,146	(84,342,081)	(89,089)	(35,103)	2,610	-

Net change in contract owners’ equity	(1,506,448)	(1,537,333)	7,146	(84,505,994)	(86,763)	(43,139)	2,610	-
Contract owners’ equity beginning of period	7,782,699	9,320,032	-	84,505,994	86,763	129,902	-	-

Contract owners’ equity end of period	$6,276,251	$7,782,699	$7,146	$-	$-	$86,763	$2,610	$-

CHANGES IN UNITS:
Beginning units	321,420	373,905	-	2,825,641	7,583	10,484	-	-
Units purchased	110,356	111,537	1,114	54,282	-	1,329	-	-
Units redeemed	(161,513)	(164,022)	(1,114)	(2,879,923)	(7,583)	(4,230)	-	-

Ending units	270,263	321,420	-	-	-	7,583	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		TIF3		FTVGI3		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(22,984)	$-	$(34,478)	$-	$(151,622)	$440	$(1,866)
Realized gain (loss) on investments	-	(159,030)	-	1,763,033	-	463,299	48,222	12,077
Change in unrealized gain (loss) on investments	-	(16,193)	-	(1,587,692)	-	(113,917)	(63,337)	(3,659)
Reinvested capital gains	-	-	-	-	-	-	16,465	10,846

Net increase (decrease) in contract owners’ equity resulting from operations	-	(198,207)	-	140,863	-	197,760	1,790	17,398

Equity transactions:
Purchase payments received from contract owners (note 3)	-	11,634	-	23,848	-	107,812	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(5,418,059)	-	(9,521,223)	-	(41,746,990)	(184,969)	-
Redemptions (note 2)	-	(597,883)	-	(230,975)	-	(1,457,344)	(3,019)	(20,223)
Annuity benefits	-	(3,917)	-	(3,774)	-	(6,905)	(1,294)	(7,192)
Contract maintenance charges (note 2)	-	(94)	-	(51)	-	(160)	-	-
Contingent deferred sales charges (note 2)	-	(118)	-	(57)	-	(523)	-	-
Adjustments to maintain reserves	277	(342)	327	(423)	-	(159)	10	(1)

Net equity transactions	277	(6,008,779)	327	(9,732,655)	-	(43,104,269)	(189,272)	(27,416)

Net change in contract owners’ equity	277	(6,206,986)	327	(9,591,792)	-	(42,906,509)	(187,482)	(10,018)
Contract owners’ equity beginning of period	-	6,206,986	-	9,591,792	-	42,906,509	187,482	197,500

Contract owners’ equity end of period	$277	$-	$327	$-	$-	$-	$-	$187,482

CHANGES IN UNITS:
Beginning units	-	521,050	-	698,073	-	2,377,530	9,428	10,895
Units purchased	-	102,237	-	97,490	-	44,319	-	81
Units redeemed	-	(623,287)	-	(795,563)	-	(2,421,849)	(9,428)	(1,548)

Ending units	-	-	-	-	-	-	-	9,428

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HIBF3		FHISR		GEM3		GIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$518,981	$(44,159)	$1,020,247	$-	$23,647	$-	$327,875
Realized gain (loss) on investments	-	402,620	249,512	146,216	-	1,401,217	-	4,666,702
Change in unrealized gain (loss) on investments	-	(100,832)	1,973,115	(650,123)	-	(2,287,369)	-	(4,701,175)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	820,769	2,178,468	516,340	-	(862,505)	-	293,402

Equity transactions:
Purchase payments received from contract owners (note 3)	-	186,319	138,567	917,195	-	91,369	-	77,840
Transfers between subaccounts (including fixed account), net (note 3)	-	(28,210,171)	(27,043,731)	(25,341,733)	-	(23,163,258)	-	(19,059,275)
Redemptions (note 2)	-	(1,134,108)	(1,279,840)	(3,561,969)	-	(761,440)	-	(718,424)
Annuity benefits	-	(8,700)	-	-	-	(5,228)	-	(1,183)
Contract maintenance charges (note 2)	-	(93)	(96)	(250)	-	(511)	-	(182)
Contingent deferred sales charges (note 2)	-	(917)	(2,115)	(3,095)	-	(517)	-	(705)
Adjustments to maintain reserves	11,446	(11,528)	224	(454)	-	(7,209)	-	(2,003)

Net equity transactions	11,446	(29,179,198)	(28,186,991)	(27,990,306)	-	(23,846,794)	-	(19,703,932)

Net change in contract owners’ equity	11,446	(28,358,429)	(26,008,523)	(27,473,966)	-	(24,709,299)	-	(19,410,530)
Contract owners’ equity beginning of period	-	28,358,429	26,008,523	53,482,489	-	24,709,299	-	19,410,530

Contract owners’ equity end of period	$11,446	$-	$-	$26,008,523	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	1,692,213	1,838,763	3,786,746	-	958,212	-	848,759
Units purchased	-	91,026	1,998,468	436,697	-	22,900	-	17,102
Units redeemed	-	(1,783,239)	(3,837,231)	(2,384,680)	-	(981,112)	-	(865,861)

Ending units	-	-	-	1,838,763	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FO2R		FOSR		NVMIG3		GVDIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,429)	$(19,497)	$(81,312)	$8,266	$-	$388,414	$-	$184,716
Realized gain (loss) on investments	466,165	(8,365)	3,765,027	(493,030)	-	18,075,947	-	1,328,450
Change in unrealized gain (loss) on investments	(276,211)	(219,363)	(1,767,147)	(1,908,825)	-	(18,126,238)	-	(1,609,187)
Reinvested capital gains	-	672	-	6,658	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,525	(246,553)	1,916,568	(2,386,931)	-	338,123	-	(96,021)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,339	16,819	98,246	373,600	-	192,792	-	49,743
Transfers between subaccounts (including fixed account), net (note 3)	(2,124,924)	18,403	(22,848,894)	(866,116)	-	(49,625,613)	-	(9,165,595)
Redemptions (note 2)	(99,538)	(513,056)	(850,111)	(3,106,072)	-	(2,257,783)	-	(306,023)
Annuity benefits	(353)	(527)	(13,326)	(48,093)	-	(2,511)	-	-
Contract maintenance charges (note 2)	-	-	(260)	(690)	-	(507)	-	(159)
Contingent deferred sales charges (note 2)	-	-	(2,400)	(3,784)	-	(940)	-	(297)
Adjustments to maintain reserves	(1,074)	(45)	(8,604)	8	-	(159)	-	(56)

Net equity transactions	(2,221,550)	(478,406)	(23,625,349)	(3,651,147)	-	(51,694,721)	-	(9,422,387)

Net change in contract owners’ equity	(2,044,025)	(724,959)	(21,708,781)	(6,038,078)	-	(51,356,598)	-	(9,518,408)
Contract owners’ equity beginning of period	2,044,025	2,768,984	21,708,781	27,746,859	-	51,356,598	-	9,518,408

Contract owners’ equity end of period	$-	$2,044,025	$-	$21,708,781	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	130,763	160,369	1,234,531	1,432,190	-	4,472,594	-	515,192
Units purchased	4,748	6,416	35,618	125,473	-	52,816	-	6,944
Units redeemed	(135,511)	(36,022)	(1,270,149)	(323,132)	-	(4,525,410)	-	(522,136)

Ending units	-	130,763	-	1,234,531	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BBGI		SGRF		ACVI3		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,079)	$4,262	$-	$-	$(455)	$27	$(18,847)	$(22,475)
Realized gain (loss) on investments	123,150	4,849	-	-	20,210	6,994	(247,794)	340,163
Change in unrealized gain (loss) on investments	(110,366)	4,701	-	-	(15,373)	(13,601)	71,024	(511,271)
Reinvested capital gains	-	-	-	-	-	-	187,149	125,053

Net increase (decrease) in contract owners’ equity resulting from operations	11,705	13,812	-	-	4,382	(6,580)	(8,468)	(68,530)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,212	10,633	29	-	6	-	71	70,530
Transfers between subaccounts (including fixed account), net (note 3)	(465,731)	395	(29)	-	(65,383)	1,014	(1,273,246)	61,774
Redemptions (note 2)	(38,477)	(18,511)	-	-	(7,330)	(23,004)	(193,013)	(322,620)
Annuity benefits	-	-	-	-	(448)	(722)	(1,771)	(2,184)
Contract maintenance charges (note 2)	-	-	-	-	(10)	(11)	(13)	(14)
Contingent deferred sales charges (note 2)	-	2	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	(48)	48	-	(4,685)	170	(25)	(109)

Net equity transactions	(501,010)	(7,529)	48	-	(77,850)	(22,553)	(1,467,997)	(192,623)

Net change in contract owners’ equity	(489,305)	6,283	48	-	(73,468)	(29,133)	(1,476,465)	(261,153)
Contract owners’ equity beginning of period	489,305	483,022	-	-	73,468	102,601	1,476,465	1,737,618

Contract owners’ equity end of period	$-	$489,305	$48	$-	$-	$73,468	$-	$1,476,465

CHANGES IN UNITS:
Beginning units	36,540	37,098	-	-	4,143	5,476	101,866	124,086
Units purchased	791	969	-	-	2,811	61	84,886	110,692
Units redeemed	(37,331)	(1,527)	-	-	(6,954)	(1,394)	(186,752)	(132,912)

Ending units	-	36,540	-	-	-	4,143	-	101,866

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM6		GVDIV6
	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(697)	$-	$8,596
Realized gain (loss) on investments	-	825	-	73,177
Change in unrealized gain (loss) on investments	-	(17,328)	-	(86,954)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(17,200)	-	(5,181)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,000	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(418,848)	-	(440,847)
Redemptions (note 2)	-	(7,648)	-	(22,427)
Annuity benefits	-	-	-	(2,294)
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(11)	156	(184)

Net equity transactions	-	(406,507)	156	(465,752)

Net change in contract owners’ equity	-	(423,707)	156	(470,933)
Contract owners’ equity beginning of period	-	423,707	-	470,933

Contract owners’ equity end of period	$-	$-	$156	$-

CHANGES IN UNITS:
Beginning units	-	22,478	-	25,684
Units purchased	-	2,038	-	2,046
Units redeemed	-	(24,516)	-	(27,730)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Socially Responsible Growth Fund Inc - Service Shares (DSRGS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)*

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

“The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class  I” (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)*

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)*

VT International Equity Fund: Class IB (PVTIGB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

*    At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charge - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%(11)	-	0.15%(11)	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.1%(19)	-	0.1%(18)	-
In addition to standard 10% CDSC-free withdrawal privilege
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k))
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
One-Year Enhanced	0.15%(5)(15)	0.15%(5)(15)	-	-
One-Year Step Up	0.05%(6)(16)	0.10%(6)(16)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)(15)	0.20%(5)(15)	-	0.15%
5% Enhanced	0.10%(7)(17)	0.15%(7)(17)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Extra Value Option (EV)	0.45%(12)	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force

Beneficiary Protector Option	0.4%(13)	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.5%(14)	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - 9 Options, Continued	BOA Choice(4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(11) Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7.00%	6.00%	4.00%	2.00%	0%

(12) Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.

(13) The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.

(14) The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(15) This option may not be elected with another death benefit option.

(16) This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

(17) This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both optionsa re elected, the death benefit will be the greater of the two options.

(18) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of: 15% of all purchase payments made to the contract or any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

(19) If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	ALVDAB	BRVHY3	BRVTR3	BRVED3	MLVGA3	DWVSVS	DSIF

0.95%	$16,635,138	$602	$276	$207	$79	$92,824	$6,501	$983,232
1%	5,805,475	25	-	79	39	32,945	1,388	483,125
1.05%	1,165,466	346	-	-	-	6,945	53	95,752
1.1%	9,392,465	352	230	143	2	36,931	1,358	410,193
1.15%	4,461,303	502	-	19	325	31,560	1,127	202,477
1.2%	10,445,576	2,847	190	736	139	142,133	7,270	704,569
1.25%	1,863,385	-	-	100	8	11,328	335	106,449
1.3%	1,720,776	9	78	-	-	17,731	3,174	91,339
1.35%	2,271,312	2,147	-	-	-	26,598	-	130,240
1.4%	2,382,966	-	19	-	-	20,334	3,820	100,410
1.45%	358,812	-	-	-	-	3,594	-	16,556
1.5%	882,877	-	-	-	-	3,437	4	23,213
1.55%	638,089	-	55	-	-	4,747	31	13,428
1.6%	915,093	-	-	-	-	3,087	-	37,358
1.65%	908,934	-	-	-	-	8,627	14	24,784
1.7%	114,982	-	-	-	-	541	-	12,599
1.75%	514,042	-	-	-	-	1,818	4	13,770
1.8%	354,547	-	-	-	-	3,387	-	4,946
1.85%	123,980	-	-	-	-	226	118	3,915
1.9%	61,683	-	-	-	-	7,122	-	552
1.95%	280,455	-	-	-	-	867	183	3,948
2%	52,375	-	-	-	-	-	-	164
2.05%	220,079	-	-	-	-	32	-	1,139
2.1%	171,792	-	-	-	-	-	27	441
2.15%	47,653	-	-	-	-	-	-	-
2.2%	204,081	-	-	-	-	839	4	4,903
2.25%	578,433	-	-	-	-	-	-	16,460
2.35%	20,036	-	-	-	-	-	-	-
2.4%	107	-	-	-	-	-	-	-
2.45%	17,393	-	-	-	-	-	-	-
2.5%	13,653	-	-	-	-	-	-	-
2.6%	58,883	-	-	-	-	-	-	-

Totals	$62,681,841	$6,830	$848	$1,284	$592	$457,653	$25,411	$3,485,962

	DSRG	DSRGS	ETVFR	GVGMNS	HVSIT	IVMCC2	IVKMG2	JPMMV1

0.95%	$131,109	$-	$3,644	$673	$3,172	$126	$5,429	$60,209
1%	60,772	-	4,276	11	594	-	312	31,157
1.05%	14,249	-	-	5	-	-	96	3,145
1.1%	91,374	-	8,913	998	507	2,775	1,631	18,663
1.15%	27,308	-	793	-	-	898	306	13,464
1.2%	67,500	-	6,961	599	367	93	2,714	59,587
1.25%	10,893	-	473	143	7	-	1,219	5,144
1.3%	7,845	-	1,878	-	-	-	36	13,023
1.35%	12,517	-	5,918	172	48	20	241	8,727
1.4%	11,608	-	775	-	315	-	565	4,134
1.45%	1,094	-	117	-	101	-	-	641
1.5%	5,464	620	283	-	125	-	1,079	1,813
1.55%	2,321	-	-	-	329	-	-	843
1.6%	931	34	29	-	149	97	315	1,757
1.65%	1,918	75	121	-	-	-	663	2,658
1.7%	275	-	-	-	-	10	-	132
1.75%	1,550	-	-	-	10	11	50	518
1.8%	109	-	-	-	-	-	283	784
1.85%	128	-	-	-	-	-	-	195
1.9%	271	-	-	-	-	-	20	-
1.95%	-	1	-	-	-	-	509	229
2%	101	-	-	-	-	-	-	-
2.05%	378	-	-	-	-	-	1,268	375
2.1%	-	562	-	-	-	-	52	27
2.15%	-	-	-	-	-	-	-	-
2.2%	504	-	-	-	-	-	549	326
2.25%	-	-	-	-	-	-	661	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	100	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	4	-	-	-	-	-	-

	$450,219	$1,296	$34,181	$2,601	$5,724	$4,030	$18,098	$227,551

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MMCGSC

0.95%	$-	$1,648	$253,600	$84,738	$166,618	$6,202	$-	$-
1%	-	84	155,392	49,558	90,904	844	-	-
1.05%	-	129	20,713	8,224	15,804	73	-	-
1.1%	-	10	110,540	29,647	83,354	744	-	-
1.15%	-	334	45,857	17,021	38,580	232	-	-
1.2%	-	645	218,413	68,115	151,648	1,152	-	-
1.25%	1,015	33	33,134	14,425	22,280	38	1,671	-
1.3%	-	32	51,937	10,652	19,262	448	-	-
1.35%	-	74	39,420	19,236	22,740	97	-	-
1.4%	-	-	36,915	9,017	22,248	2,148	-	-
1.45%	-	-	5,811	1,443	4,292	-	-	-
1.5%	-	-	17,090	1,296	7,194	-	-	3,218
1.55%	-	-	10,565	1,074	3,292	481	-	-
1.6%	-	103	10,403	1,640	3,863	-	-	434
1.65%	-	-	15,750	2,021	6,299	-	-	2,644
1.7%	-	-	2,693	81	524	-	-	-
1.75%	-	-	3,220	1,440	5,310	-	-	935
1.8%	-	-	3,822	768	2,714	-	-	996
1.85%	-	-	520	922	646	-	-	-
1.9%	-	-	332	303	131	-	-	818
1.95%	-	-	1,921	1,628	502	-	-	3,418
2%	-	-	566	-	57	-	-	-
2.05%	-	-	1,725	301	469	-	-	3,950
2.1%	-	-	-	222	-	-	-	1,835
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	277	266	1,067	-	-	732
2.25%	-	-	9,071	-	-	-	35	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	571

	$1,015	$3,092	$1,049,687	$324,038	$669,798	$12,459	$1,706	$19,551

	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG

0.95%	$5,144	$144,736	$63,117	$144	$12,146	$-	$20,218	$-
1%	737	33,406	18,897	3	3,524	-	8,800	-
1.05%	277	7,455	2,941	9	63	-	684	-
1.1%	2,307	39,681	13,587	-	3,029	-	6,797	-
1.15%	2,292	22,126	8,524	-	3,601	-	2,637	-
1.2%	2,556	77,894	41,580	19	5,751	-	11,159	5
1.25%	43	7,110	1,803	-	2,029	234	1,967	-
1.3%	-	13,241	10,632	-	1,364	-	1,188	-
1.35%	93	13,828	7,945	-	1,251	-	807	-
1.4%	246	13,207	5,828	-	2,522	-	1,934	-
1.45%	163	2,113	40	-	162	-	629	-
1.5%	838	7,173	2,844	-	2,021	593	156	-
1.55%	70	1,181	2,366	-	6,817	-	796	-
1.6%	1,147	3,125	2,411	-	-	-	7,795	45
1.65%	401	6,773	3,732	-	716	1,830	1,266	-
1.7%	13	142	657	-	1,572	-	21	-
1.75%	4	5,292	2,260	-	5,195	1,728	1,046	835
1.8%	75	2,478	638	-	-	-	127	-
1.85%	-	288	1,728	-	2,439	-	62	-
1.9%	20	284	590	-	-	-	11	-
1.95%	2,029	2,363	6,805	-	6,890	7,923	-	-
2%	-	3,204	399	-	-	-	-	-
2.05%	3,596	5,066	641	-	-	-	-	-
2.1%	848	2,214	1,270	-	668	-	-	-
2.15%	-	4,634	-	-	-	-	4	-
2.2%	1,793	3,923	1,778	-	38	404	-	-
2.25%	-	7,045	12	-	-	1,930	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	67	130	124	-	-	-	-	-
2.5%	-	611	-	-	-	-	-	-
2.6%	-	185	748	-	-	745	-	-

	$24,759	$430,908	$203,897	$175	$61,798	$15,387	$68,104	$885

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	MSVRE	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.95%	$-	$263	$777	$380,228	$-	$97,338	$40,213	$49,695
1%	-	557	255	134,233	-	58,532	10,609	18,904
1.05%	-	-	-	22,440	-	16,089	3,290	6,294
1.1%	-	914	9	189,750	-	53,297	10,715	28,334
1.15%	-	-	-	98,606	-	31,007	8,729	19,462
1.2%	429	293	-	307,787	-	143,383	52,142	66,156
1.25%	123	-	-	52,220	-	21,522	4,105	10,356
1.3%	-	-	-	51,366	-	38,461	6,527	21,983
1.35%	-	-	-	65,095	-	28,114	7,396	12,000
1.4%	-	363	326	75,454	-	26,709	3,253	15,964
1.45%	-	-	-	8,700	-	4,516	-	166
1.5%	39	-	-	16,599	7,705	4,918	1,394	774
1.55%	-	14	-	9,924	-	4,868	79	1,916
1.6%	12,888	-	-	26,091	426	431	413	2,739
1.65%	-	-	-	16,068	4,051	15,208	162	1,888
1.7%	-	-	-	3,744	-	36	-	65
1.75%	2,976	-	-	7,540	1,709	75	369	1,019
1.8%	-	-	-	6,321	4,589	1,555	1,231	1,061
1.85%	-	-	-	3,610	-	999	64	107
1.9%	-	-	-	695	2,352	-	-	-
1.95%	-	-	-	2,393	4,732	53	-	37
2%	-	-	-	1,338	796	-	-	-
2.05%	-	-	-	4,211	5,526	543	-	-
2.1%	-	-	-	218	1,437	-	-	-
2.15%	-	-	-	12	1,737	-	-	-
2.2%	-	-	-	4,222	3,604	5,732	-	-
2.25%	-	-	-	8,774	-	36,296	5,317	-
2.35%	-	-	-	-	2,700	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	255	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	285	-	-	-

	$16,455	$2,404	$1,367	$1,497,639	$41,904	$589,682	$156,008	$258,920

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1

0.95%	$110,427	$55,472	$130,537	$49,528	$-	$71,349	$-	$218,536
1%	30,274	25,162	48,063	13,786	-	31,123	-	107,111
1.05%	7,604	6,257	13,199	2,923	-	6,494	-	28,795
1.1%	40,201	23,676	50,369	27,367	-	26,094	-	93,982
1.15%	30,221	17,280	25,573	19,836	-	11,672	-	34,751
1.2%	88,244	72,617	77,796	41,122	-	47,772	-	97,046
1.25%	16,653	7,749	18,369	5,881	-	6,312	936	16,852
1.3%	40,623	7,954	25,283	4,188	-	8,687	-	28,566
1.35%	15,316	5,392	22,467	11,389	-	9,568	-	27,151
1.4%	19,793	9,278	17,303	6,652	-	7,044	-	20,849
1.45%	2,055	446	2,057	526	-	967	-	3,562
1.5%	3,945	2,345	2,905	1,687	620	1,226	-	4,343
1.55%	851	1,360	4,618	2,058	-	2,156	-	5,949
1.6%	2,901	802	7,289	2,532	720	2,917	-	6,580
1.65%	7,822	721	5,549	952	944	1,306	-	4,028
1.7%	165	-	685	89	-	58	-	1,948
1.75%	2,497	-	5,567	2,383	391	1,391	-	205
1.8%	636	-	4,839	312	25	1,050	-	2,317
1.85%	420	-	865	298	-	1,212	-	622
1.9%	-	-	-	-	-	-	-	1,977
1.95%	435	-	1,982	701	1,093	1,657	-	-
2%	-	-	-	67	-	-	-	-
2.05%	1,492	-	1	222	819	867	-	1,746
2.1%	-	-	216	-	414	217	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	25	190	-	1,067	586	-	538
2.25%	14,425	16,744	-	-	-	-	-	588
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	251	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	188	-	-	-

	$437,000	$253,280	$465,722	$194,499	$6,532	$241,725	$936	$708,042

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.95%	$15,219	$11,321	$28,128	$19,764	$17,671	$37,135	$20,222	$20,561
1%	3,153	2,441	14,390	4,541	8,665	37,805	8,692	9,353
1.05%	620	-	3,200	929	775	864	-	3,471
1.1%	6,946	6,858	14,939	11,793	4,717	37,145	17,858	10,122
1.15%	3,684	1,729	3,538	878	972	16,334	3,720	6,095
1.2%	10,139	9,861	21,518	4,789	18,488	39,735	17,703	18,693
1.25%	2,577	1,836	7,208	6,118	8,982	13,338	8,949	2,739
1.3%	148	424	4,531	12,015	6,361	4,392	2,324	4,273
1.35%	2,449	1,353	4,596	5,117	1,453	14,066	2,702	4,216
1.4%	1,385	25	6,147	906	2,006	5,525	15	3,630
1.45%	92	-	500	-	97	1,338	-	-
1.5%	578	-	307	-	19,655	-	228	343
1.55%	293	-	1,148	517	3,740	511	-	-
1.6%	29	-	282	-	1,965	2,036	-	-
1.65%	856	777	650	56	1,339	4,109	-	49
1.7%	141	-	-	-	-	-	-	-
1.75%	201	814	-	-	-	-	-	-
1.8%	-	-	-	3,162	178	2,692	-	-
1.85%	-	-	-	-	-	-	-	1,147
1.9%	224	-	730	-	-	-	1,479	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,076	59	4,145	3,602	5,988	24,906	26,814	1,125
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$49,810	$37,498	$115,957	$74,187	$103,052	$241,931	$110,706	$85,817

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	CAF

0.95%	$15,786	$-	$19,619	$460,798	$-	$413,655	$-	$139,397
1%	4,563	-	4,150	242,633	-	161,365	-	57,271
1.05%	1,235	-	1,565	37,375	-	32,959	-	15,319
1.1%	9,362	-	2,315	127,552	-	171,675	-	30,597
1.15%	4,216	-	3,486	38,792	-	75,865	-	14,118
1.2%	20,797	-	11,832	122,213	-	237,368	-	38,620
1.25%	1,179	-	649	26,329	-	32,798	-	4,669
1.3%	1,831	-	7,340	19,572	-	43,339	-	9,497
1.35%	5,113	-	636	17,889	-	50,996	-	3,777
1.4%	1,124	-	1,827	24,961	-	64,846	-	5,653
1.45%	334	-	-	6,499	-	4,116	-	381
1.5%	254	2,010	592	8,181	893	9,397	10,140	3,139
1.55%	205	-	55	1,315	-	11,677	-	1,732
1.6%	2,795	287	1,860	7,243	162	25,717	1,310	1,045
1.65%	643	188	42	5,202	576	13,696	7,895	1,200
1.7%	1	-	-	2,253	-	3,247	-	423
1.75%	549	331	-	3,602	569	9,357	4,469	1,906
1.8%	10	96	18	2,286	307	6,517	718	243
1.85%	-	-	-	639	-	1,498	-	-
1.9%	-	-	-	70	-	84	330	-
1.95%	-	1,375	-	65	584	-	6,143	-
2%	-	-	-	-	-	328	5	54
2.05%	-	6,322	-	114	460	1,878	4,113	50
2.1%	-	64	-	677	1,119	-	4,195	-
2.15%	-	-	-	-	120	335	-	-
2.2%	-	795	-	426	359	1,018	3,414	-
2.25%	2,367	-	1,927	11,821	-	13,952	-	-
2.35%	-	-	-	-	-	-	160	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	518	-	-	-	-	671	-
2.5%	-	244	-	-	542	-	114	-
2.6%	-	-	-	-	136	-	1,137	-

	$72,364	$12,230	$57,913	$1,168,507	$5,827	$1,387,683	$44,814	$329,091

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.95%	$19,181	$108,817	$23,679	$6,166	$81,024	$412,223	$166,307	$122,227
1%	1,640	10,359	10,493	1,060	17,468	120,406	36,572	31,661
1.05%	672	6,926	3,280	906	4,623	45,426	10,413	5,639
1.1%	3,380	72,770	9,793	1,556	52,648	316,044	200,013	85,841
1.15%	3,102	29,465	7,537	263	25,725	184,986	103,147	36,238
1.2%	11,409	67,841	13,145	7,623	63,725	306,735	156,408	94,501
1.25%	1,619	42,458	175	451	11,871	136,130	73,855	38,081
1.3%	821	4,425	3,392	646	7,077	43,435	6,579	9,861
1.35%	427	26,025	2,280	1,412	21,085	67,753	54,387	25,626
1.4%	911	13,252	3,206	418	21,794	131,827	63,429	34,564
1.45%	2	748	88	271	1,696	17,780	3,484	5,665
1.5%	25	11,709	-	359	9,029	42,638	23,081	25,023
1.55%	107	5,575	1,404	-	6,917	23,592	49,552	3,009
1.6%	4,325	9,093	279	-	10,403	72,471	30,535	14,722
1.65%	103	5,388	23	80	11,705	54,227	41,048	22,304
1.7%	-	250	-	-	34	8,482	4,267	4,247
1.75%	-	2,894	3,135	22	7,474	68,127	18,357	18,101
1.8%	21	6,739	101	-	1,992	34,653	9,033	9,018
1.85%	55	2,821	-	262	5,209	7,861	7,197	1,502
1.9%	-	-	-	-	1	2,334	1,621	4,956
1.95%	-	6,348	-	-	3,921	14,192	8,614	3,158
2%	-	-	-	-	-	1,073	-	1,749
2.05%	-	6,502	-	-	1,605	11,829	6,424	6,682
2.1%	-	3,115	-	-	2,347	15,653	19,525	7,889
2.15%	-	1,185	-	-	2,156	3,038	7,033	5,090
2.2%	-	4,397	-	-	602	11,551	6,416	17,959
2.25%	-	3,056	562	1,403	3,380	72,270	45,073	9,030
2.35%	-	-	-	-	229	5,948	1,483	267
2.4%	-	-	-	-	-	-	103	-
2.45%	-	-	-	-	-	1,612	2,496	953
2.5%	-	-	-	-	642	2,687	1,412	3,287
2.6%	-	10,204	-	-	1,362	1,814	1,989	3,229

	$47,800	$462,362	$82,572	$22,898	$377,744	$2,238,797	$1,159,853	$652,079

	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.95%	$264,555	$534,833	$145,898	$17,859	$-	$55,284	$-	$23,111
1%	122,009	189,930	70,789	3,247	-	23,301	-	10,433
1.05%	18,896	52,040	11,846	3,117	-	2,538	-	2,591
1.1%	152,128	168,171	40,152	8,103	-	39,161	-	12,691
1.15%	74,394	67,601	15,549	7,398	-	30,116	-	9,082
1.2%	208,744	557,554	98,588	22,538	-	56,558	-	14,172
1.25%	29,809	48,231	17,647	1,368	1,544	9,584	-	1,620
1.3%	54,951	52,593	17,439	8,528	-	7,120	-	3,395
1.35%	55,952	74,705	15,996	2,487	-	11,416	-	2,157
1.4%	38,377	63,826	17,665	1,763	-	7,147	-	4,598
1.45%	6,745	2,003	2,757	162	-	1,265	-	31
1.5%	11,676	23,680	11,161	233	1,114	4,441	927	826
1.55%	6,177	5,843	1,031	564	-	1,119	-	575
1.6%	12,429	9,088	1,408	939	1	8,185	123	6,279
1.65%	10,396	29,023	3,518	539	1,494	6,210	727	464
1.7%	1,536	1,567	422	78	-	727	-	153
1.75%	11,789	15,658	930	362	45	3,981	-	2,123
1.8%	4,805	7,709	2,264	1,205	-	3,068	-	1,982
1.85%	1,391	2,354	262	827	-	116	-	214
1.9%	429	718	98	-	-	261	-	152
1.95%	90	1,557	935	15	337	1,643	2,066	185
2%	600	208	14	42	-	449	-	186
2.05%	3,655	1,472	50	89	591	1,962	-	14
2.1%	1,004	3,342	-	-	269	843	517	27
2.15%	-	1,392	-	-	-	12	-	19
2.2%	3,774	2,391	335	484	745	2,159	2,530	4
2.25%	1,557	8,283	46	-	-	4,298	-	-
2.35%	-	557	-	-	25	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	11	-	-	-	131	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	652	-	-	11	1,084	48	-

	$1,097,868	$1,926,992	$476,800	$81,947	$6,176	$284,179	$6,938	$97,084

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$3,496	$259,119	$-	$181,571	$72,514	$-	$324,544	$-
1%	-	124,408	-	40,126	25,410	-	99,926	-
1.05%	569	19,680	-	8,343	4,468	-	14,636	-
1.1%	1,050	130,528	-	113,133	37,591	-	144,460	-
1.15%	1,141	51,036	-	64,076	15,024	-	60,978	-
1.2%	2,300	157,861	38,307	174,615	65,561	-	188,411	-
1.25%	3,287	34,678	-	20,942	9,470	-	31,980	-
1.3%	157	12,646	18,150	17,807	10,392	-	24,529	-
1.35%	134	27,324	14,552	39,795	15,745	-	43,379	-
1.4%	4,070	27,984	7,046	50,376	11,226	-	39,828	-
1.45%	-	3,811	-	3,402	635	-	4,870	-
1.5%	4,270	10,196	777	11,059	1,683	917	8,948	2,496
1.55%	-	6,360	-	8,879	1,539	-	5,365	-
1.6%	1,473	7,784	24	7,543	3,127	456	24,307	904
1.65%	4,167	16,379	2,181	13,491	2,208	375	11,430	2,919
1.7%	-	1,759	-	2,250	517	-	3,491	-
1.75%	1,719	3,230	74	3,963	3,162	418	10,625	790
1.8%	952	2,747	62	5,124	3,784	253	6,323	239
1.85%	-	794	-	1,563	181	-	2,087	-
1.9%	1,161	972	-	702	53	246	550	467
1.95%	6,845	997	-	2,021	-	1,618	91	850
2%	-	182	-	143	-	37	348	144
2.05%	1,176	2,874	507	2,657	1,603	679	1,422	622
2.1%	2,076	-	884	217	-	492	-	2,257
2.15%	298	-	-	8	-	-	16	-
2.2%	2,269	5,231	-	1,004	1,390	329	2,782	1,071
2.25%	1,272	4,117	-	739	-	-	-	-
2.35%	-	-	-	-	-	-	-	128
2.4%	-	-	-	-	-	-	1	-
2.45%	-	-	-	-	-	35	-	36
2.5%	-	-	-	-	-	-	-	-
2.6%	3,801	-	-	-	-	47	-	759

	$47,683	$912,697	$82,564	$775,549	$287,283	$5,902	$1,055,327	$13,682

	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$318,104	$-	$141,849	$33,121	$1,274,817	$-	$6,000	$60,285
1%	128,304	-	57,489	10,775	567,858	-	3,009	45,069
1.05%	17,486	-	12,231	1,406	109,215	-	832	9,526
1.1%	115,854	-	39,601	5,204	442,862	-	4,620	26,388
1.15%	45,786	-	24,160	3,664	217,172	-	4,181	35,157
1.2%	180,635	-	104,805	13,443	725,946	-	5,169	60,826
1.25%	30,705	-	10,916	1,472	136,943	-	1,410	10,768
1.3%	28,785	-	20,982	2,458	101,760	-	1,916	7,670
1.35%	33,683	-	23,581	2,539	164,583	-	1,221	17,586
1.4%	47,349	-	14,905	4,488	173,612	-	1,305	12,165
1.45%	3,079	-	869	-	26,604	-	83	1,192
1.5%	10,837	4,138	10,833	-	36,118	36,042	11	2,411
1.55%	4,733	-	1,180	101	24,336	-	56	738
1.6%	9,897	3,246	4,559	22	43,904	4,469	96	3,362
1.65%	8,824	1,700	6,709	73	40,484	25,713	530	8,133
1.7%	859	-	930	-	10,237	-	129	689
1.75%	3,971	1,371	4,740	-	21,060	12,434	74	2,629
1.8%	6,070	2,303	2,554	-	19,548	6,329	-	1,100
1.85%	1,007	-	823	-	3,426	-	-	384
1.9%	384	1,190	413	-	2,775	1,918	-	-
1.95%	42	2,637	1,608	-	1,393	16,179	-	-
2%	177	414	14	-	1,231	2,512	-	51
2.05%	1,132	2,305	10,837	-	5,463	8,374	-	787
2.1%	-	2,098	3,949	-	-	8,286	-	-
2.15%	-	858	4	-	15	192	-	-
2.2%	244	2,092	3,267	-	4,560	14,569	-	119
2.25%	-	-	-	5,334	58,829	-	-	2,127
2.35%	-	-	-	-	-	4,031	-	-
2.4%	-	-	-	-	1	-	-	-
2.45%	-	483	465	-	-	892	-	-
2.5%	-	562	-	-	-	262	-	-
2.6%	-	789	1,708	-	-	947	-	-

	$997,947	$26,186	$505,981	$84,100	$4,214,752	$143,149	$30,642	$309,162

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVRE1	NVLM2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.95%	$324,565	$274	$8,094	$89	$454	$187	$3,696	$32,787
1%	96,308	-	-	46	782	-	1,717	5,691
1.05%	12,979	-	-	-	-	269	-	1,008
1.1%	108,018	-	1,352	-	611	355	1,582	6,512
1.15%	57,425	-	13	-	645	-	1,654	8,069
1.2%	169,486	107	171	2,693	562	-	3,932	24,415
1.25%	20,996	-	168	-	-	-	174	985
1.3%	20,940	-	1,649	-	-	-	-	1,875
1.35%	41,445	-	356	-	-	-	1,505	2,091
1.4%	29,282	-	-	-	-	-	574	3,703
1.45%	5,128	-	-	-	-	-	202	-
1.5%	14,060	-	-	-	-	-	-	494
1.55%	8,014	-	-	-	-	-	402	2,097
1.6%	20,290	-	-	-	-	-	5,245	5,233
1.65%	14,256	-	-	-	-	-	41	1,830
1.7%	1,422	-	-	-	-	-	-	-
1.75%	5,969	-	-	-	-	-	-	-
1.8%	5,727	-	-	-	-	-	20	33
1.85%	2,465	-	-	-	-	-	-	-
1.9%	777	-	-	-	-	-	-	-
1.95%	5,568	-	-	-	-	-	-	-
2%	685	-	-	-	-	-	-	-
2.05%	2,374	-	-	-	-	-	-	-
2.1%	6,536	-	-	-	-	-	-	-
2.15%	17	-	-	-	-	-	-	-
2.2%	4,491	-	-	-	-	-	-	-
2.25%	54	-	-	-	-	-	-	-
2.35%	1,609	-	-	-	-	-	-	-
2.4%	1	-	-	-	-	-	-	-
2.45%	144	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	1,362	-	-	-	-	-	-	-

	$982,393	$381	$11,803	$2,828	$3,054	$811	$20,744	$96,823

	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1

0.95%	$-	$-	$10,608	$195,865	$-	$116,257	$1,442	$58,774
1%	-	-	3,381	66,013	-	23,039	89	13,706
1.05%	-	-	423	13,816	-	5,410	-	1,673
1.1%	-	-	3,920	86,715	-	24,355	9,754	20,668
1.15%	-	-	2,966	36,311	-	23,241	5,494	8,989
1.2%	-	-	13,696	121,161	-	72,337	430	50,354
1.25%	177	-	856	16,940	-	15,168	120	1,855
1.3%	-	-	1,430	24,479	-	7,796	273	3,921
1.35%	-	-	4,029	24,120	-	20,241	-	5,804
1.4%	-	-	2,782	23,251	-	10,496	-	8,224
1.45%	-	-	-	2,877	-	949	-	171
1.5%	2,687	1,656	5,964	8,726	1,840	3,362	-	953
1.55%	-	-	43	9,278	-	7,131	-	2,955
1.6%	406	1,178	1,108	7,728	365	6,207	-	2,244
1.65%	4,841	4,979	6,103	12,862	642	2,372	-	988
1.7%	-	-	76	1,217	-	43	-	-
1.75%	563	626	1,957	3,878	1,266	2,325	590	50
1.8%	419	341	1,277	7,451	529	3,662	-	-
1.85%	-	-	112	2,393	-	2,121	-	41
1.9%	-	20	632	-	-	-	-	-
1.95%	4,168	4,263	8,595	5,069	1,299	1,037	-	75
2%	-	-	35	166	8	-	-	144
2.05%	2,897	758	2,029	2,495	811	-	-	22
2.1%	1,785	534	1,101	546	1,803	472	-	-
2.15%	-	-	78	-	-	2,035	-	-
2.2%	1,337	621	4,240	222	275	1,788	-	772
2.25%	-	-	13,063	-	-	13,174	-	-
2.35%	-	-	-	-	863	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	209	-	-	-	77	235	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	572	155	864	-	812	297	-	-

	$20,061	$15,131	$91,368	$673,579	$10,590	$365,550	$18,192	$182,383

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACVMV2	ACVU1	ACVV	DVMCSS	DVSCS	DCAP	DCAPS	DSC

0.95%	$-	$-	$2,216	$5,079	$70,082	$178,989	$-	$40
1%	-	-	1	1,089	24,438	78,311	-	-
1.05%	-	-	-	-	2,282	18,626	-	-
1.1%	-	-	12,758	290	35,211	70,644	-	91
1.15%	-	-	6,133	850	19,060	37,380	-	-
1.2%	-	-	488	1,377	56,055	129,133	-	-
1.25%	3,803	-	247	162	10,353	15,277	-	-
1.3%	-	-	801	295	7,125	18,652	-	-
1.35%	-	-	-	787	27,817	21,296	-	-
1.4%	-	-	-	230	13,541	19,508	-	194
1.45%	-	-	-	30	3,978	1,998	-	-
1.5%	-	-	-	163	782	5,490	2,012	-
1.55%	-	-	-	1,353	1,388	3,967	-	-
1.6%	-	-	-	-	4,317	5,580	400	-
1.65%	-	-	-	302	2,663	5,810	3,245	-
1.7%	-	-	-	295	722	1,471	-	-
1.75%	-	371	-	-	1,843	3,043	765	-
1.8%	-	-	-	-	533	2,327	25	-
1.85%	-	-	-	750	875	74	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	2,224	-	-	1,170	-
2%	-	-	-	-	-	267	-	-
2.05%	-	-	-	-	1,558	570	3,081	-
2.1%	-	-	-	251	-	-	4,198	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	24	817	147	825	-
2.25%	4,663	-	-	-	8	2,441	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,133	-
2.5%	-	-	-	-	-	-	178	-
2.6%	-	-	-	-	-	-	1,718	-

	$8,466	$371	$22,644	$15,551	$285,448	$621,001	$18,750	$325

	DVIV	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2

0.95%	$4	$-	$-	$225,955	$-	$-	$12,133	$31,363
1%	-	-	-	60,142	-	-	1,264	15,547
1.05%	-	-	-	14,670	-	-	-	2,668
1.1%	8	-	-	106,649	-	-	94,833	18,714
1.15%	12	-	-	52,697	-	-	39,563	8,084
1.2%	-	-	-	165,413	-	-	3,565	32,675
1.25%	-	-	-	27,676	-	-	1,609	4,142
1.3%	-	-	-	38,718	-	-	2,332	4,960
1.35%	-	-	-	38,307	-	-	-	7,989
1.4%	16	-	-	45,932	-	-	-	5,021
1.45%	-	-	-	4,981	-	-	-	547
1.5%	-	457	4,010	7,139	7,984	520	-	854
1.55%	-	-	-	9,792	-	-	-	1,652
1.6%	-	959	1,512	24,691	2,558	338	-	693
1.65%	-	-	2,712	13,946	6,993	737	-	1,327
1.7%	-	-	-	3,670	-	-	-	6
1.75%	-	-	1,502	18,288	3,048	1,574	-	1,746
1.8%	-	69	484	6,871	593	15	-	1,433
1.85%	-	-	-	2,086	-	-	-	466
1.9%	-	-	-	-	1,651	-	-	82
1.95%	-	397	3,723	265	8,355	1,292	-	493
2%	-	-	390	403	486	74	-	35
2.05%	-	251	7,600	1,170	11,107	1,413	-	86
2.1%	-	63	6,955	28	3,836	86	-	-
2.15%	-	148	-	86	5,040	-	-	-
2.2%	-	1,718	757	168	1,957	806	-	-
2.25%	-	-	-	1,256	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	691	-	115	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	134	868	-	1,106	851	-	-

	$40	$4,196	$31,204	$870,999	$54,829	$7,706	$155,299	$140,583

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$625,779	$-	$31,708	$-	$35,701	$-	$18,289	$-
1%	295,656	-	8,656	-	17,040	-	16,016	-
1.05%	61,311	-	214	-	5,647	-	2,663	-
1.1%	279,644	-	8,806	-	18,373	-	14,077	-
1.15%	119,637	-	9,117	-	8,507	-	4,852	-
1.2%	407,969	-	16,903	-	27,192	-	13,698	-
1.25%	64,857	-	87	198	611	624	6,589	2,579
1.3%	67,642	-	14,296	-	7,420	-	5,967	-
1.35%	97,740	-	1,199	-	7,332	-	1,985	-
1.4%	95,446	-	3,158	-	7,594	-	1,041	-
1.45%	8,599	-	-	-	173	-	-	-
1.5%	21,003	16,934	272	-	1,817	-	320	-
1.55%	15,597	-	-	-	1,997	-	-	-
1.6%	31,287	3,550	306	-	-	-	-	-
1.65%	27,987	12,681	5,667	-	360	-	-	-
1.7%	4,244	-	24	-	-	-	-	-
1.75%	18,084	4,340	1,902	-	-	-	-	-
1.8%	11,442	5,325	-	-	-	-	15	-
1.85%	3,310	-	-	-	718	-	-	-
1.9%	698	3,200	-	-	-	-	-	-
1.95%	36	8,959	35	-	-	-	-	-
2%	422	124	-	-	-	-	-	-
2.05%	2,099	5,544	-	-	-	-	387	-
2.1%	-	4,477	-	-	-	-	-	-
2.15%	11	-	-	-	-	-	-	-
2.2%	1,222	6,456	-	-	-	-	-	-
2.25%	16,381	-	-	754	-	1,883	-	2,070
2.35%	-	290	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	834	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	5,851	-	-	-	-	-	-

	$2,278,103	$78,565	$102,350	$952	$140,482	$2,507	$85,899	$4,649

	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS

0.95%	$303	$552,513	$-	$165,422	$130,092	$105,698	$-	$93,316
1%	-	299,538	-	71,248	33,171	32,487	-	41,459
1.05%	-	55,152	-	18,976	8,108	5,704	-	10,868
1.1%	9,995	217,907	-	51,690	31,692	44,721	-	29,644
1.15%	2,058	89,944	-	21,827	20,375	19,071	-	13,160
1.2%	12	355,919	-	149,831	96,550	75,382	-	59,471
1.25%	-	56,322	-	11,119	15,457	4,265	5,951	9,482
1.3%	76	61,813	-	25,252	22,823	13,551	-	8,320
1.35%	-	57,435	-	26,978	12,437	13,760	-	7,986
1.4%	-	45,931	-	14,120	14,718	16,370	-	13,347
1.45%	-	6,412	-	2,059	658	1,165	-	1,641
1.5%	-	20,100	9,123	4,971	2,977	2,559	13,301	2,990
1.55%	-	7,899	-	2,318	7,293	1,459	-	1,946
1.6%	-	11,584	2,119	3,807	4,563	4,896	2,876	1,120
1.65%	-	16,292	7,463	5,380	1,209	8,242	14,686	2,913
1.7%	-	3,238	-	329	2,100	61	-	109
1.75%	-	8,083	4,459	3,638	6,705	559	4,716	1,965
1.8%	-	5,612	1,490	1,415	3,830	527	1,278	1,085
1.85%	-	2,092	-	337	1,367	297	-	411
1.9%	-	639	1,138	-	-	126	506	-
1.95%	-	460	2,826	11	3,566	474	7,466	18
2%	-	174	978	9	-	32	4,665	-
2.05%	-	3,505	4,147	-	-	-	8,518	690
2.1%	-	55	3,971	-	431	-	13,363	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	484	3,443	806	-	174	3,134	1,191
2.25%	-	4,431	-	-	18,702	-	18,514	-
2.35%	-	-	-	-	-	-	126	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,161	-	-	-	1,647	-
2.5%	-	-	204	-	-	-	1,464	-
2.6%	-	-	1,605	-	-	-	1,521	-

	$12,444	$1,883,534	$44,127	$581,543	$438,824	$351,580	$103,732	$303,132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FO2	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2

0.95%	$-	$34,226	$114,617	$-	$31,302	$10,683	$23,115	$121,937
1%	-	8,957	59,646	-	10,106	4,763	7,833	35,297
1.05%	-	3,371	11,463	-	2,056	536	943	5,789
1.1%	-	15,577	65,404	-	14,794	3,783	6,413	31,318
1.15%	-	7,907	21,498	-	9,253	2,696	5,184	21,399
1.2%	-	19,481	174,354	-	26,492	8,630	11,054	84,058
1.25%	-	3,751	13,289	6,784	6,922	2,625	3,321	5,366
1.3%	-	4,464	47,966	-	2,394	959	10,060	14,741
1.35%	-	4,505	36,670	-	4,321	2,149	1,683	19,284
1.4%	-	6,554	29,272	-	3,388	2,222	5,479	12,384
1.45%	-	587	2,873	-	625	831	-	644
1.5%	3,149	99	5,321	-	644	264	717	1,388
1.55%	-	175	1,019	-	512	571	73	2,326
1.6%	1,739	5,989	7,939	-	1,856	2,648	2,551	2,430
1.65%	5,021	1,600	16,815	-	1,777	566	36	7,019
1.7%	-	152	543	-	100	-	-	717
1.75%	844	1,175	3,456	-	749	676	77	4,202
1.8%	304	203	5,674	-	303	22	-	2,534
1.85%	-	273	1,673	-	219	125	111	1,398
1.9%	322	-	-	-	-	65	-	-
1.95%	5,298	186	802	-	-	21	454	1,252
2%	1,023	-	-	-	-	38	-	-
2.05%	1,130	481	53	-	-	244	-	-
2.1%	1,225	27	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	1,977	4	716	-	-	-	-	705
2.25%	-	503	6,481	3,095	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	155	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	368	-	-	-	-	-	-	-

	$22,555	$120,247	$627,544	$9,879	$117,813	$45,117	$79,104	$376,188

	FTVFA2	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS

0.95%	$24,129	$40,481	$-	$21	$403	$-	$33,676	$2,774
1%	3,756	14,857	-	-	76	-	14,683	248
1.05%	5,775	3,714	-	-	95	-	6,306	-
1.1%	3,460	28,418	-	-	38	-	9,336	1,389
1.15%	2,421	20,862	-	-	82	-	3,132	447
1.2%	23,094	78,091	-	99	203	-	34,930	732
1.25%	2,251	5,691	-	3	118	-	1,400	130
1.3%	5,023	4,212	-	-	31	-	806	545
1.35%	3,097	11,284	-	-	183	-	61	31
1.4%	3,092	3,784	-	-	86	-	784	269
1.45%	630	394	-	-	-	-	-	-
1.5%	-	3,530	-	-	118	-	85	144
1.55%	42	364	-	-	-	-	816	-
1.6%	7,595	961	672	1,150	191	434	1,062	-
1.65%	-	2,846	-	-	146	-	204	1,809
1.7%	-	41	-	-	-	-	471	-
1.75%	-	848	3,325	2,612	94	370	317	-
1.8%	122	1,474	-	-	-	-	44	-
1.85%	259	106	-	-	-	-	-	-
1.9%	-	4	-	-	301	-	1	-
1.95%	493	1,085	-	-	75	-	432	-
2%	-	188	-	-	-	-	-	-
2.05%	32	283	-	-	37	-	-	-
2.1%	-	607	-	-	-	-	-	-
2.15%	-	-	-	-	111	-	-	-
2.2%	-	688	-	-	27	-	-	-
2.25%	-	4,413	-	-	-	-	745	-
2.35%	-	14	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	7	-	-	-

	$85,271	$229,240	$3,997	$3,885	$2,422	$804	$109,291	$8,518

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$3,199	$337,868	$-	$282,806	$-	$34,983	$-	$177,239
1%	390	85,467	-	159,871	-	12,516	-	80,631
1.05%	-	17,345	-	22,626	-	2,024	-	15,150
1.1%	21,759	175,396	-	116,896	-	10,241	-	89,383
1.15%	13,503	76,575	-	58,149	-	5,085	-	40,308
1.2%	579	295,722	-	182,547	-	26,810	-	115,095
1.25%	296	44,446	-	34,963	-	1,624	2,108	30,725
1.3%	154	40,191	-	29,688	-	3,743	-	12,862
1.35%	165	71,713	-	46,726	-	7,689	-	23,276
1.4%	-	74,331	-	36,486	-	2,007	-	22,670
1.45%	-	5,198	-	7,913	-	693	-	3,319
1.5%	-	18,776	3,995	11,243	7,646	830	-	4,574
1.55%	-	10,792	-	7,943	-	2,081	-	1,316
1.6%	-	33,565	724	5,694	1,674	588	-	2,940
1.65%	-	22,642	2,015	13,149	12,978	2,740	-	7,923
1.7%	-	2,182	-	1,521	-	360	-	912
1.75%	-	14,385	3,001	7,170	6,189	1,916	-	1,601
1.8%	-	12,893	2,076	6,039	991	161	-	2,995
1.85%	-	1,756	-	637	-	1,149	-	778
1.9%	-	2,954	-	1,079	1,364	-	-	1,477
1.95%	-	4,770	4,422	80	2,583	1,570	-	69
2%	-	4,975	-	305	58	-	-	-
2.05%	-	9,896	1,033	185	849	-	-	19
2.1%	-	3,842	2,387	-	2,713	216	-	-
2.15%	-	1,559	1,391	-	-	-	-	-
2.2%	-	7,463	1,865	1,443	1,165	11	-	1,174
2.25%	-	-	-	4,590	-	-	-	-
2.35%	-	-	1,172	-	-	-	-	-
2.4%	-	1	-	-	-	-	-	-
2.45%	-	126	-	-	-	-	-	-
2.5%	-	292	-	-	-	-	-	-
2.6%	-	2,498	-	-	430	-	-	-

	$40,045	$1,379,619	$24,081	$1,039,749	$38,640	$119,037	$2,108	$636,436

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD

0.95%	$19,010	$-	$21,509	$7,192	$79,740	$946	$983	$52,780
1%	2,294	-	2,880	2,718	26,487	21	33	13,242
1.05%	489	-	1,064	1,138	11,319	-	-	2,712
1.1%	4,352	-	6,132	1,534	43,785	5,327	9,847	32,882
1.15%	1,038	-	2,362	2,619	15,992	3,021	3,834	15,161
1.2%	14,971	-	18,499	10,536	123,839	133	405	27,002
1.25%	628	194	548	383	4,276	61	-	1,885
1.3%	2,292	-	1,402	9,064	15,915	512	143	3,037
1.35%	7,502	-	2,591	2,294	17,621	-	-	4,261
1.4%	2,055	-	1,783	1,072	10,808	-	-	6,806
1.45%	742	-	534	-	260	-	-	-
1.5%	630	4,745	184	12	2,909	-	-	417
1.55%	109	-	155	497	1,419	-	-	1,406
1.6%	-	1,657	219	405	8,443	-	-	2,353
1.65%	52	16,316	-	259	2,100	-	-	802
1.7%	-	-	-	-	40	-	-	-
1.75%	644	2,835	-	-	2,108	-	-	176
1.8%	-	322	-	45	4,499	-	-	-
1.85%	-	-	-	-	756	-	-	-
1.9%	-	96	-	-	8	-	-	-
1.95%	-	6,005	50	-	609	-	-	-
2%	-	111	-	-	-	-	-	-
2.05%	30	1,533	-	-	92	-	-	-
2.1%	-	5,060	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	984	1,954	-	-	412	-	-	-
2.25%	-	237	-	-	4,532	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	246	-	-	-	-	-	-
2.5%	-	713	-	-	-	-	-	-
2.6%	-	760	-	-	-	-	-	-

	$57,822	$42,784	$59,912	$39,768	$377,969	$10,021	$15,245	$164,922

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PMVEBD	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1

0.95%	$1,265	$-	$772	$-	$42	$22	$-	$650
1%	290	-	730	-	-	-	-	-
1.05%	71	-	1,227	-	-	-	-	-
1.1%	167	-	1,145	-	89	20	-	162
1.15%	141	-	201	-	-	-	-	367
1.2%	970	-	1,830	-	-	-	-	-
1.25%	15	163	80	-	-	-	-	173
1.3%	-	-	-	-	138	-	-	126
1.35%	775	-	117	-	-	115	-	36
1.4%	50	-	8	-	-	-	-	1,153
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	5,907	16,948	-	-	1,641	-
1.55%	28	-	4	-	-	22	-	19
1.6%	-	-	262	3,605	-	-	160	-
1.65%	-	-	1,900	11,003	-	-	447	-
1.7%	-	-	-	-	-	-	-	636
1.75%	-	-	1,872	7,538	-	-	207	-
1.8%	-	-	706	2,094	-	-	25	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	119	572	-	-	848	-
1.95%	-	-	5,397	12,874	-	-	1,756	-
2%	-	-	1,201	1,915	-	-	-	-
2.05%	-	-	3,349	4,398	-	-	2,080	-
2.1%	-	-	1,457	6,884	-	-	1,598	-
2.15%	-	-	3,334	4,008	-	-	-	-
2.2%	-	-	3,904	5,202	-	-	367	-
2.25%	-	-	71	-	-	-	-	-
2.35%	-	-	277	157	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	127	-	-	-	934	-
2.5%	-	-	-	258	-	-	181	-
2.6%	-	-	450	2,945	-	-	-	-

	$3,772	$163	$36,447	$80,401	$269	$179	$10,244	$3,322

	IVHS	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN

0.95%	$498	$129	$2,354	$10	$2,206	$-	$64	$9
1%	-	-	5,751	14	590	-	-	-
1.05%	-	-	499	-	70	-	-	-
1.1%	3,910	1,269	9,954	2,706	1,369	1,313	1,537	2,774
1.15%	935	1,793	1,112	2,527	92	1,228	200	482
1.2%	104	6	7,391	43	1,784	67	-	42
1.25%	-	-	1,823	48	53	-	-	78
1.3%	-	7	1,432	-	310	7	29	174
1.35%	-	-	358	-	969	-	-	-
1.4%	-	-	1,123	-	23	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	310	-	149	-	-	-
1.55%	-	-	647	-	75	-	-	-
1.6%	-	-	2,325	-	-	-	-	-
1.65%	-	-	138	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$5,447	$3,204	$35,217	$5,348	$7,690	$2,615	$1,830	$3,559

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS

0.95%	$412	$124	$220	$808	$10	$38	$243,950	$15,552
1%	25	-	16	29	-	-	95,858	5,501
1.05%	-	-	-	-	-	-	12,188	958
1.1%	1,678	1,892	4,398	10,170	1,971	475	59,711	4,042
1.15%	539	990	2,919	8,324	5	432	48,776	1,737
1.2%	561	-	15	489	-	-	108,815	10,537
1.25%	-	-	24	273	-	177	20,553	1,335
1.3%	-	25	73	86	-	-	17,981	239
1.35%	-	-	-	-	-	-	42,092	1,871
1.4%	-	-	-	-	-	-	21,324	907
1.45%	-	-	-	-	-	-	2,045	-
1.5%	-	-	-	-	-	-	3,431	293
1.55%	-	-	-	-	-	-	11,628	29
1.6%	-	-	-	-	-	-	6,998	645
1.65%	-	-	-	-	-	-	6,073	203
1.7%	-	-	-	-	-	-	764	-
1.75%	-	-	-	-	-	-	8,282	-
1.8%	-	-	-	-	-	-	2,155	51
1.85%	-	-	-	-	-	-	839	35
1.9%	-	-	-	-	-	-	666	-
1.95%	-	-	-	-	-	-	5,431	-
2%	-	-	-	-	-	-	381	-
2.05%	-	-	-	-	-	-	885	108
2.1%	-	-	-	-	-	-	2,054	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	857	333
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	91	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	914	-

	$3,215	$3,031	$7,665	$20,179	$1,986	$1,122	$724,742	$44,376

	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$65,305	$49,074	$377,780	$165,231	$190,914	$341,327	$49,262	$13,047
1%	24,384	18,499	32,153	4,794	8,768	14,519	2,587	876
1.05%	8,077	4,629	7,228	834	1,671	1,609	69	19
1.1%	23,177	12,235	436,718	178,103	233,541	420,984	54,539	22,117
1.15%	8,973	7,592	217,007	101,778	99,097	189,932	31,153	9,054
1.2%	48,654	29,168	103,772	7,037	6,125	12,825	1,693	1,031
1.25%	4,570	3,549	27,664	8,758	13,600	21,363	2,739	1,376
1.3%	12,847	4,335	19,396	1,924	1,884	3,583	662	27
1.35%	8,775	7,928	40,669	6,646	5,568	15,906	3,997	407
1.4%	3,510	8,926	65,231	31,453	29,148	46,758	3,859	1,193
1.45%	716	101	19,569	10,098	9,220	18,149	2,620	903
1.5%	5,469	1,567	15,262	1,850	14,572	16,473	1,175	73
1.55%	1,088	993	41,904	12,775	13,023	29,768	3,619	2,510
1.6%	886	1,146	20,330	11,537	14,645	17,485	4,109	1,314
1.65%	1,269	709	13,437	2,916	6,206	5,738	294	125
1.7%	47	28	1,752	460	1,750	740	356	30
1.75%	1,389	465	2,911	1,281	1,999	515	-	-
1.8%	1,345	1,729	4,030	1,886	2,448	4,356	862	912
1.85%	28	488	3,479	2,688	659	3,642	92	388
1.9%	-	-	19	-	101	122	-	-
1.95%	41	81	4,437	447	1,139	793	-	-
2%	-	-	1,583	1,869	1,783	2,604	-	-
2.05%	350	46	67	1	4	1	3	79
2.1%	-	-	101	57	60	99	-	296
2.15%	-	-	-	111	512	-	-	-
2.2%	1,093	153	662	-	-	-	-	-
2.25%	8	-	2,223	134	2,230	1,545	41	1
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	129	-	-	-	-	-	-

	$222,001	$153,570	$1,459,384	$554,668	$660,667	$1,170,836	$163,731	$55,778

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$14,188	$23,734	$351,912	$234,452	$80,312	$38,306	$15,500	$11,197
1%	230	303	13,011	15,917	2,112	492	562	283
1.05%	-	146	664	1,873	533	32	-	134
1.1%	14,068	35,202	431,746	303,475	101,118	43,270	22,291	12,708
1.15%	6,713	10,722	190,445	112,680	37,201	20,152	8,395	7,202
1.2%	762	1,912	15,479	22,288	4,169	2,611	13	1,444
1.25%	1,261	2,050	18,080	14,202	2,896	1,876	260	409
1.3%	25	165	4,523	1,762	1	-	326	214
1.35%	15	851	18,585	6,858	2,499	1,951	1,263	728
1.4%	1,813	4,817	50,522	24,662	10,947	3,784	4,729	1,528
1.45%	1,186	1,583	22,543	10,936	4,222	934	117	280
1.5%	2,401	1,943	18,137	10,305	3,897	3,351	202	98
1.55%	1,591	4,628	30,128	20,034	8,535	3,857	4,915	708
1.6%	81	1,494	19,651	18,818	4,880	1,515	466	925
1.65%	77	567	11,427	2,653	1,338	702	-	15
1.7%	324	305	2,026	823	565	267	-	68
1.75%	-	-	2,373	84	-	24	-	-
1.8%	-	795	4,227	1,857	768	531	-	-
1.85%	-	132	3,841	1,608	1,509	7	294	597
1.9%	-	4	124	11	20	-	-	-
1.95%	-	82	330	1,317	781	111	606	51
2%	-	173	886	2,406	1,403	105	-	-
2.05%	-	-	-	4	1	1	-	-
2.1%	-	37	54	55	-	-	-	-
2.15%	-	-	170	-	-	-	-	-
2.2%	-	-	-	6	-	-	-	-
2.25%	39	518	1,954	1,302	4,377	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$44,774	$92,163	$1,212,838	$810,388	$274,084	$123,879	$59,939	$38,589

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$50,758	$60,296	$25,979	$228,115	$154,975	$13,892	$111,126	$-
1%	1,380	2,602	1,260	5,344	2,238	1,261	1,003	1
1.05%	477	628	14	1,045	603	11	368	-
1.1%	62,507	40,397	32,133	295,101	190,049	23,459	175,994	-
1.15%	28,321	22,231	13,256	106,217	78,501	9,847	96,007	-
1.2%	6,520	876	1,883	13,000	9,366	840	5,128	352
1.25%	2,383	1,510	1,038	7,190	6,434	1,149	6,113	-
1.3%	1,018	166	325	2,432	889	220	160	-
1.35%	2,425	1,194	4,649	13,890	8,917	3,502	6,181	-
1.4%	8,552	4,540	3,568	34,770	20,691	3,509	24,467	-
1.45%	2,630	1,172	171	8,531	4,571	861	7,347	-
1.5%	3,340	1,015	188	5,722	5,466	358	11,229	-
1.55%	4,457	2,045	2,930	27,421	13,472	1,784	11,881	-
1.6%	2,815	952	773	17,814	6,951	1,411	10,224	433
1.65%	766	482	756	3,816	2,692	385	4,945	-
1.7%	851	20	-	253	445	181	1,262	-
1.75%	37	48	-	599	61	-	567	2,508
1.8%	763	5,380	239	4,322	3,710	53	2,143	-
1.85%	1,149	284	10	3,930	3,793	168	1,794	-
1.9%	4	22	-	-	11	-	8	-
1.95%	69	184	105	279	304	-	817	-
2%	340	43	-	1,098	638	-	763	-
2.05%	1	-	-	1	1	1	1	-
2.1%	-	-	-	109	55	-	77	-
2.15%	-	-	-	103	-	-	113	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,011	1,413	290	192	1,244	78	1,244	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$182,574	$147,500	$89,567	$781,294	$516,077	$62,970	$480,962	$3,294

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WFVSCG	HVIE	MIGSC	FHISR	FO2R	FOSR	BBGI	ACVI3

0.95%	$18,579	$53	$-	$33,476	$-	$22,781	$368	$40
1%	7,009	-	-	8,114	-	6,266	-	-
1.05%	3,098	-	-	1,883	-	1,845	-	-
1.1%	7,179	7	-	7,406	-	9,697	212	-
1.15%	8,907	18	-	4,549	-	4,481	411	-
1.2%	26,399	39	-	103,232	-	17,432	-	-
1.25%	2,322	-	545	1,781	-	2,748	-	-
1.3%	886	-	-	5,453	-	2,452	575	-
1.35%	5,510	-	-	5,979	-	2,855	48	-
1.4%	2,388	-	-	2,436	-	5,952	94	-
1.45%	88	-	-	741	-	317	-	-
1.5%	283	-	-	623	1,649	434	-	-
1.55%	343	-	-	97	-	694	8	-
1.6%	2,131	-	-	720	1,660	509	-	3
1.65%	5,479	-	-	729	2,675	918	-	-
1.7%	38	-	-	144	-	42	-	-
1.75%	4	-	-	79	412	758	-	665
1.8%	207	-	-	384	148	576	-	-
1.85%	101	-	-	65	-	201	-	-
1.9%	133	-	-	-	155	-	-	-
1.95%	-	-	-	-	2,603	9	-	-
2%	101	-	-	5	482	14	-	-
2.05%	122	-	-	-	584	143	-	-
2.1%	-	-	-	-	716	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	107	929	188	-	-
2.25%	-	-	12	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	238	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	178	-	-	-

	$91,307	$117	$557	$178,003	$12,429	$81,312	$1,716	$708

	AMFAS

0.95%	$4,014
1%	851
1.05%	616
1.1%	1,132
1.15%	474
1.2%	1,934
1.25%	743
1.3%	221
1.35%	1,238
1.4%	506
1.45%	-
1.5%	840
1.55%	98
1.6%	1,145
1.65%	876
1.7%	-
1.75%	565
1.8%	48
1.85%	-
1.9%	1,808
1.95%	503
2%	134
2.05%	222
2.1%	2
2.15%	668
2.2%	164
2.25%	-
2.35%	-
2.4%	-
2.45%	-
2.5%	-
2.6%	45

	$18,847

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $19,389,118 and $23,919,648, respectively, and total transfers from the Account to the fixed account were $64,773,427 and $69,196,597, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $5,001,687 and $3,231,775 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,058,375,934	$-	$-	$5,058,375,934

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$43,535	$148,389
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	361,010	173,750
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	769,711	313,853
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	215,748	12,718
Global Allocation V.I. Fund - Class III (MLVGA3)	5,289,176	7,806,831
VIP Small Cap Value Series: Service Class (DWVSVS)	1,057,237	707,663
Stock Index Fund, Inc. - Initial Shares (DSIF)	20,390,612	42,345,414
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	6,346,323	5,776,609
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	11,386	17,598
Floating-Rate Income Fund (ETVFR)	3,564,278	8,320,307
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	141,539	166,076
VA Situs Fund (HVSIT)	219,666	280,105
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	53,507	14,878
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	861,849	553,881
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,363,736	3,524,061
Balanced Portfolio: Service Shares (JABS)	4,430	7,540
Flexible Bond Portfolio: Service Shares (JAFBS)	1,070,056	167,733
Forty Portfolio: Service Shares (JACAS)	23,008,762	12,755,084
Global Technology Portfolio: Service Shares (JAGTS)	7,004,365	5,206,320
Overseas Portfolio: Service Shares (JAIGS)	2,624,883	9,129,356
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	991,115	651,375
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	196,980	15,113
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)	134,057	233,124
New Discovery Series - Service Class (MNDSC)	775,659	1,053,680
Value Series - Service Class (MVFSC)	5,363,889	6,605,316
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	6,655,594	3,764,838
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	82,734	1,086
Core Plus Fixed Income Portfolio - Class I (MSVFI)	2,324,449	2,162,657
Core Plus Fixed Income Portfolio - Class II (MSVF2)	78,246	321,734
Emerging Markets Debt Portfolio - Class I (MSEM)	376,079	843,584
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	8,314	2,947
U.S. Real Estate Portfolio - Class I (MSVRE)	19,251	94,366
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	571,619	78,754
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	120,682	22,110
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	20,088,378	19,026,189
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	410,230	416,861
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	8,915,392	8,340,295
American Funds NVIT Bond Fund - Class II (GVABD2)	2,035,480	2,498,113
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	4,905,615	4,052,769
American Funds NVIT Growth Fund - Class II (GVAGR2)	3,373,337	9,917,163
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,195,077	3,418,971
Federated NVIT High Income Bond Fund - Class I (HIBF)	13,649,926	14,437,724
NVIT Emerging Markets Fund - Class I (GEM)	852,177	4,338,831
NVIT Emerging Markets Fund - Class II (GEM2)	84,266	66,540
NVIT International Equity Fund - Class I (GIG)	1,839,490	3,385,476
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	43,547	28,522
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	6,545,154	9,664,482
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,232,443	946,223
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	794,215	712,455
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,927,172	2,203,973
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,391,084	789,311

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Cardinal Conservative Fund - Class II (NVCCN2)	$1,510,940	$1,658,096
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,652,357	3,520,902
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,621,212	2,098,333
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	687,136	1,140,891
NVIT Core Bond Fund - Class I (NVCBD1)	1,250,688	1,906,122
NVIT Core Bond Fund - Class II (NVCBD2)	47,175	30,750
NVIT Core Plus Bond Fund - Class II (NVLCP2)	870,538	1,392,760
NVIT Nationwide Fund - Class I (TRF)	2,271,271	16,131,507
NVIT Nationwide Fund - Class II (TRF2)	27,815	29,324
NVIT Government Bond Fund - Class I (GBF)	14,513,666	28,685,095
NVIT Government Bond Fund - Class II (GBF2)	43,689	762,317
American Century NVIT Growth Fund - Class I (CAF)	4,633,393	7,700,766
NVIT International Index Fund - Class VIII (GVIX8)	1,821,807	1,954,756
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,347,215	8,529,908
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,642,897	765,844
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	329,640	368,247
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,556,229	5,935,021
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	12,346,728	27,112,292
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,651,332	15,000,122
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,353,424	8,976,226
NVIT Mid Cap Index Fund - Class I (MCIF)	9,690,037	14,498,707
NVIT Money Market Fund - Class I (SAM)	88,889,095	103,243,756
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	2,927,927	6,011,168
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	614,828	1,689,029
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	28,245	67,188
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	4,466,833	7,387,383
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	29,968	58,550
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,636,101	2,321,290
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	359,260	524,118
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	13,468,195	14,305,791
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,286,960	1,356,333
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	8,938,917	10,234,292
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	6,835,650	5,641,024
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	95,853	83,176
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	11,278,844	14,467,728
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	133,344	31,687
NVIT Multi-Manager Small Company Fund - Class I (SCF)	9,846,152	13,809,075
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	147,006	456,767
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,875,815	7,977,316
NVIT Short Term Bond Fund - Class II (NVSTB2)	3,678,339	2,656,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)	59,193,820	54,856,657
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,564,903	1,780,006
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,442,076	1,064,324
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,473,349	5,934,880
NVIT Real Estate Fund - Class I (NVRE1)	18,053,701	16,786,765
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	84,632	1,569
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	103,520	69,376
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	22,794	2,782
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	80,541	9,279
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	28,811	45,010
NVIT Small Cap Index Fund Class II (NVSIX2)	1,041,528	677,228
NVIT S&P 500 Index Fund Class II (GVEX2)	5,378,120	2,450,440
VPS Growth and Income Portfolio - Class B (ALVGIB)	68,848	228,516
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	109,834	457,705
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	1,514,297	1,207,736
VP Income & Growth Fund - Class I (ACVIG)	7,386,942	9,143,917
VP Income & Growth Fund - Class II (ACVIG2)	103,557	98,264
VP Inflation Protection Fund - Class II (ACVIP2)	1,128,146	6,986,350
VP International Fund - Class I (ACVI)	134,366	193,571
VP Mid Cap Value Fund - Class I (ACVMV1)	2,420,442	5,051,393
VP Mid Cap Value Fund - Class II (ACVMV2)	37,985	57,809
VP Ultra(R) Fund - Class I (ACVU1)	2,064	370
VP Value Fund - Class I (ACVV)	178,946	323,625
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	1,396,415	508,855
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,940,131	5,125,399
Appreciation Portfolio - Initial Shares (DCAP)	4,076,321	9,300,415
Appreciation Portfolio - Service Shares (DCAPS)	88,280	155,534
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	15,932	509
International Value Portfolio - Initial Shares (DVIV)	120	3,670
Managed Tail Risk Fund II: Service Shares (FCA2S)	5,567	6,913
High Income Bond Fund II - Service Shares (FHIBS)	162,299	253,501
Quality Bond Fund II - Primary Shares (FQB)	3,961,216	12,079,437
Quality Bond Fund II - Service Shares (FQBS)	324,752	659,144
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	4,991	91,482
VIP Contrafund(R) Portfolio - Service Class (FCS)	1,592,449	1,613,296
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,688,233	3,658,563
VIP Equity-Income Portfolio - Service Class (FEIS)	27,003,216	29,432,376
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	580,045	698,641
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	803,049	2,111,954
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,525	10,581
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,067,283	2,724,400
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	3,581	14,179
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,621,699	2,531,175
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	9,078	40,949
VIP Growth Opportunities Portfolio - Service Class (FGOS)	173,058	107,128
VIP Growth Portfolio - Service Class (FGS)	14,239,705	24,982,240

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Growth Portfolio - Service Class 2 (FG2)	$209,536	$396,628
VIP High Income Portfolio - Service Class (FHIS)	64,125,538	43,097,336
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	3,498,100	7,587,929
VIP Mid Cap Portfolio - Service Class (FMCS)	5,245,949	6,921,313
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	938,135	1,226,712
VIP Overseas Portfolio - Service Class (FOS)	24,234,333	3,890,003
VIP Overseas Portfolio - Service Class 2 (FO2)	2,169,831	428,147
VIP Value Strategies Portfolio - Service Class (FVSS)	311,959	2,337,527
Franklin Income Securities Fund - Class 2 (FTVIS2)	4,528,827	17,985,402
Rising Dividends Securities Fund - Class 2 (FTVRD2)	96,365	112,002
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,931,077	2,511,825
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,014,082	883,346
Templeton Foreign Securities Fund - Class 2 (TIF2)	929,195	2,443,463
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	4,305,871	7,557,473
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	650,864	1,344,830
Short Duration Bond Portfolio - I Class Shares (AMTB)	5,869,199	7,757,251
Guardian Portfolio - I Class Shares (AMGP)	56,408	28,849
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	53,968	35,954
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	1,316,339	55,371
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	9,259	2,358
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,213,720	2,377,014
International Growth Fund/VA - Service Shares (OVIGS)	1,024,169	774,726
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	959,306	301,669
Global Securities Fund/VA - Non-Service Shares (OVGS)	11,111,079	16,068,735
Global Securities Fund/VA - Service Class (OVGSS)	98,546	109,377
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	15,336,588	14,724,294
Main Street Fund(R)/VA - Service Class (OVGIS)	355,809	831,345
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	3,110,595	3,096,676
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	28,571	18,673
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	6,925,795	8,787,241
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,491,990	1,578,591
Global Strategic Income Fund/VA: Service Shares (OVSBS)	160,570	704,361
All Asset Portfolio - Advisor Class (PMVAAD)	481,493	1,013,793
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,139,257	2,707,227
Low Duration Portfolio - Advisor Class (PMVLAD)	12,111,794	7,311,835
Total Return Portfolio - Advisor Class (PMVTRD)	5,359,745	5,387,819
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	387,574	153,936
VT Growth & Income Fund: Class IB (PVGIB)	432	1,385
VI American Franchise Fund - Series II Shares (ACEG2)	773,748	844,411
VI Comstock Fund - Series II Shares (ACC2)	374,926	1,428,618
VI American Franchise Fund - Series I Shares (ACEG)	742	5,865
VI Core Equity Fund - Series I Shares (AVGI)	1,508	16,463
VI Core Equity Fund - Series II Shares (AVCE2)	65,527	42,717
VI Equity and Income Fund - Series I Shares (IVKEI1)	28,855	105,898
Diversified Stock Fund Class A Shares (VYDS)	374,692	474,764
Variable Fund - Multi-Hedge Strategies (RVARS)	948,164	322,859
Series N (Managed Asset Allocation Series) (SBLN)	90,432	125,493
Health Sciences Portfolio - II (TRHS2)	17,799,226	16,451,496
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	1,636,043	1,290,201
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,479,791	4,982,040
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	49,613	2,571,171
Variable Insurance Portfolios - Asset Strategy (WRASP)	23,928,006	27,533,586
Variable Insurance Portfolios - Balanced (WRBP)	9,681,403	7,104,557
Variable Insurance Portfolios - Bond (WRBDP)	3,199,538	11,520,848
Variable Insurance Portfolios - Core Equity (WRCEP)	19,005,669	16,799,684
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,448,727	3,202,288
Variable Insurance Portfolios - Energy (WRENG)	734,909	1,460,061
Variable Insurance Portfolios - Global Bond (WRGBP)	559,700	1,403,850
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	501,802	2,061,069
Variable Insurance Portfolios - Growth (WRGP)	14,479,089	14,662,399
Variable Insurance Portfolios - High Income (WRHIP)	10,473,777	19,943,768
Variable Insurance Portfolios - International Growth (WRIP)	2,268,014	3,418,356
Variable Insurance Portfolios - International Core Equity (WRI2P)	2,912,720	1,963,130
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	1,105,369	1,152,350
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	785,918	1,108,419
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	3,610,398	3,112,152
Variable Insurance Portfolios - Money Market (WRMMP)	9,843,697	11,815,245
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	2,369,878	2,486,745
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,590,197	11,034,036
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	7,947,035	6,876,029
Variable Insurance Portfolios - Small Cap Value (WRSCV)	744,466	1,249,687
Variable Insurance Portfolios - Value (WRVP)	6,481,514	7,741,116
Advantage VT Opportunity Fund - Class 2 (SVOF)	24,165	12,364
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	3,452,041	3,623,631
VA International Equity Fund (obsolete) (HVIE)	10,390	89,211
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)	17,833	190,200
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)	27,717,418	55,948,789
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)	70,741	2,304,719
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	357,991	24,064,822
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)	3,501	505,604
VP International Fund - Class III (obsolete) (ACVI3)	253	78,494
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	1,172,630	2,472,409
Guggenheim VIF World Equity Income (SBLD)	14,139	66,866
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	49,901	31,598

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Guggenheim VIF All Cap Value - Series O (SBLO)	$42,590	$156,805
Guggenheim VIF High Yield - Series P (SBLP)	72,608	56,204
Guggenheim VIF Mid Cap Value - Series V (SBLV)	489,265	390,948
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	60,797	96,530
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	223,927	10,598
Guggenheim VIF Small Cap Value - Series Q (SBLQ)	181,586	223,591
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	38,336	81,840
Invesco V.I. Global Health Care - Series I (IVHS)	163,667	142,199
PIMCO VIT Real Return Portfolio - Admin (PMVRRA)	176,721	132,263
PIMCO VIT Total Return Portfolio - Admin (PMVTRA)	230,801	285,073
Royce Capital Micro-Cap Inv (ROCMC)	39,989	114,097

Total	$931,800,399	$1,175,642,146

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2015	0.95%	to	1.35%	41,294	$11.39	to	$11.22	$465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
2013	0.95%	to	1.35%	35,956	11.28	to	11.21	403,981	0.42%	10.87%	to	10.42%
2012	0.95%	to	1.25%	2,307	10.18	to	10.16	23,439	0.10%	1.78%	to	1.58%	****
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
2013	0.95%	to	2.20%	2,928,689	15.50	to	14.61	44,950,725	1.11%	13.33%	to	11.90%
2012	0.95%	to	2.20%	2,743,720	13.68	to	13.05	37,242,186	1.47%	8.92%	to	7.54%
2011	0.95%	to	2.20%	2,904,957	12.56	to	12.14	36,272,862	2.51%	-4.55%	to	-5.76%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
2013	0.95%	to	1.75%	40,006	12.26	to	12.20	489,913	0.00%	22.64%	to	21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
2013	0.95%	to	2.25%	15,756,466	21.79	to	11.78	325,787,636	1.83%	30.77%	to	29.06%
2012	0.95%	to	2.25%	18,017,028	16.66	to	9.13	285,760,237	2.02%	14.64%	to	13.13%
2011	0.95%	to	2.25%	21,028,413	14.54	to	8.07	291,539,265	1.79%	0.91%	to	-0.41%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
2013	0.95%	to	2.05%	2,492,466	17.94	to	10.82	43,320,669	1.27%	33.07%	to	31.59%
2012	0.95%	to	2.05%	2,809,210	13.48	to	8.22	36,750,060	0.84%	10.91%	to	9.67%
2011	0.95%	to	2.05%	3,319,842	12.16	to	7.50	39,202,256	0.90%	-0.06%	to	-1.16%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
2013	1.50%	to	2.60%	5,273	15.48	to	13.58	79,374	1.08%	31.99%	to	30.51%
2012	1.50%	to	2.60%	5,926	11.73	to	10.41	67,889	0.54%	10.02%	to	8.79%
2011	1.50%	to	2.60%	7,281	10.66	to	9.57	75,087	0.69%	-0.86%	to	-1.96%
Floating-Rate Income Fund (ETVFR)
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
2013	0.95%	to	1.35%	16,917	11.53	to	11.45	194,340	0.06%	12.49%	to	12.03%
2012	0.95%	to	1.35%	212	10.25	to	10.22	2,167	0.00%	2.47%	to	2.19%	****
VA Situs Fund (HVSIT)
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
2013	0.95%	to	1.75%	71,516	17.60	to	17.15	1,253,758	0.30%	30.67%	to	29.61%
2012	0.95%	to	1.60%	49,252	13.47	to	13.28	660,955	0.00%	21.46%	to	20.66%
2011	0.95%	to	1.60%	35,238	11.09	to	11.00	390,053	0.02%	-1.85%	to	-2.49%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
2013	0.95%	to	1.75%	27,191	12.70	to	12.53	344,396	0.69%	27.24%	to	26.22%
2012	0.95%	to	1.20%	1,240	9.98	to	9.97	12,360	0.00%	-0.18%	to	-0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%
2013	0.95%	to	2.20%	98,422	13.21	to	12.93	1,293,616	0.24%	35.31%	to	33.60%
2012	0.95%	to	2.20%	116,100	9.76	to	9.68	1,131,369	0.00%	-2.36%	to	-3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
2013	0.95%	to	2.20%	870,361	23.27	to	20.58	19,889,406	1.04%	31.04%	to	29.39%
2012	0.95%	to	2.20%	865,697	17.76	to	15.91	15,095,036	1.01%	19.23%	to	17.72%
2011	0.95%	to	2.20%	724,335	14.89	to	13.51	10,633,454	1.29%	1.19%	to	-0.08%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Balanced Portfolio: Service Shares (JABS)
2014			1.25%	3,847			$21.66	$83,322	1.51%			6.89%
2013			1.25%	4,117			20.26	83,415	2.06%			18.31%
2012			1.25%	4,547			17.13	77,878	2.53%			11.95%
2011			1.25%	4,875			15.23	74,580	2.33%			0.09%
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
2013	0.95%	to	2.25%	6,674,039	14.73	to	12.26	96,052,947	0.59%	29.64%	to	27.94%
2012	0.95%	to	2.25%	8,117,046	16.58	to	9.58	90,254,217	0.56%	22.68%	to	21.07%
2011	0.95%	to	2.25%	9,423,318	9.26	to	7.91	85,603,175	0.24%	-7.86%	to	-9.03%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
2013	0.95%	to	2.20%	4,420,916	7.41	to	6.21	32,082,981	0.00%	34.10%	to	32.41%
2012	0.95%	to	2.20%	5,219,721	5.53	to	4.69	28,306,341	0.00%	18.01%	to	16.52%
2011	0.95%	to	2.20%	3,262,667	4.68	to	4.03	15,067,549	0.00%	-9.62%	to	-10.66%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
2013	0.95%	to	2.20%	5,797,336	15.24	to	12.77	86,421,163	3.05%	13.20%	to	11.77%
2012	0.95%	to	2.20%	7,024,388	13.46	to	11.42	92,636,043	0.75%	12.10%	to	10.68%
2011	0.95%	to	2.20%	3,758,384	12.01	to	10.32	44,427,214	0.37%	-32.98%	to	-33.83%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
2013	1.25%	to	2.25%	10,895	18.15	to	16.32	197,500	0.42%	28.43%	to	27.13%
2012	1.25%	to	2.25%	12,260	14.13	to	12.84	173,051	0.23%	15.22%	to	14.05%
2011	1.25%	to	2.25%	13,950	12.27	to	11.26	170,920	0.26%	-1.88%	to	-0.88%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
2013	1.50%	to	2.60%	91,207	14.33	to	12.57	1,255,615	0.00%	35.16%	to	33.65%
2012	1.50%	to	2.60%	110,539	10.60	to	9.40	1,128,495	0.00%	14.67%	to	13.39%
2011	1.50%	to	2.60%	135,789	9.24	to	8.29	1,214,048	0.00%	-7.57%	to	-8.60%
New Discovery Series - Service Class (MNDSC)
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
2013	0.95%	to	2.45%	254,247	14.34	to	19.87	3,970,427	0.00%	39.88%	to	37.76%
2012	0.95%	to	2.20%	102,754	10.25	to	14.82	1,380,983	0.00%	2.52%	to	18.23%	****
2011	1.50%	to	2.60%	58,141	13.43	to	12.05	750,462	0.00%	-11.83%	to	-12.82%
Value Series - Service Class (MVFSC)
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
2013	0.95%	to	2.60%	2,507,162	15.99	to	17.49	40,457,138	1.00%	34.31%	to	32.07%
2012	0.95%	to	2.60%	2,700,096	11.90	to	13.25	32,507,119	1.44%	14.78%	to	12.86%
2011	0.95%	to	2.60%	2,989,414	10.37	to	11.74	31,521,123	1.26%	-1.41%	to	-3.05%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
2013	0.95%	to	2.60%	907,244	15.22	to	14.31	13,708,791	1.42%	26.42%	to	24.32%
2012	0.95%	to	2.60%	627,398	12.04	to	11.51	7,513,001	1.42%	14.83%	to	12.91%
2011	0.95%	to	2.60%	491,546	10.48	to	10.19	5,136,625	0.94%	-2.71%	to	-4.33%
UIF, Inc. - Global Infrastructure Portfolio-Class II (MSGI2)
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
2013	0.95%	to	1.85%	163,990	12.51	to	11.67	2,009,490	3.80%	-1.26%	to	-2.16%
2012	0.95%	to	1.95%	207,420	12.67	to	11.84	2,585,027	4.70%	8.40%	to	7.30%
2011	0.95%	to	1.95%	274,506	11.69	to	11.04	3,167,075	3.46%	4.65%	to	3.59%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13	to	11.41	764,445	2.81%	5.95%	to	4.77%
2013	1.50%	to	2.60%	58,862	12.27	to	10.89	693,444	3.46%	-2.07%	to	-3.17%
2012	1.50%	to	2.60%	59,721	12.53	to	11.24	721,725	4.41%	7.55%	to	6.35%
2011	1.50%	to	2.60%	62,432	11.65	to	10.57	704,601	3.47%	3.83%	to	2.67%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.95%	to	2.15%	159,150	$28.95	to	$28.09	$5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
2013	0.95%	to	2.15%	213,062	28.99	to	28.83	7,231,044	4.01%	-9.62%	to	-10.71%
2012	0.95%	to	2.15%	259,118	32.08	to	32.29	9,825,853	2.85%	16.84%	to	15.42%
2011	0.95%	to	2.15%	306,681	27.45	to	27.97	9,974,415	3.54%	6.02%	to	4.74%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I (MSVMG)
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
2013	1.60%	to	1.75%	3,737	14.20	to	13.91	52,021	0.37%	35.29%	to	35.08%
2012	1.60%	to	1.75%	4,783	10.50	to	10.30	49,287	0.00%	6.95%	to	6.78%
2011	1.60%	to	1.75%	4,859	9.82	to	9.64	46,886	0.28%	-8.60%	to	-8.74%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	1.60%	to	1.75%	21,115			47.83	951,516	1.36%			0.79%
2014	1.60%	to	1.75%	22,531	45.81	to	40.8	1,010,087	1.47%	27.65%	to	27.45%
2013	1.60%	to	1.75%	24,549	35.89	to	32.01	855,806	1.19%	0.42%	to	0.27%
2012	1.60%	to	1.75%	27,707	35.74	to	31.93	953,958	0.86%	13.98%	to	13.80%
2011	1.60%	to	1.75%	29,336	31.36	to	28.06	884,976	0.83%	4.23%	to	4.07%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915	9.96	to	9.96	88,798	1.67%	-0.39%	to	-0.41%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
2013	0.95%	to	2.25%	7,014,850	20.75	to	19.51	144,368,536	1.82%	30.65%	to	28.93%
2012	0.95%	to	2.25%	8,204,277	15.89	to	15.14	129,473,465	0.94%	13.57%	to	12.08%
2011	0.95%	to	2.25%	9,880,961	13.99	to	13.50	137,560,150	1.55%	-0.31%	to	-1.61%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
2013	1.50%	to	2.60%	135,281	20.04	to	19.02	2,665,192	1.63%	29.70%	to	28.25%
2012	1.50%	to	2.60%	159,591	15.45	to	14.83	2,435,163	0.77%	12.73%	to	11.46%
2011	1.50%	to	2.60%	202,068	13.71	to	13.30	2,747,398	1.38%	-1.02%	to	-2.12%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
2013	0.95%	to	2.20%	3,225,592	14.56	to	13.21	46,246,667	1.35%	22.11%	to	20.57%
2012	0.95%	to	2.20%	2,681,096	11.92	to	10.95	31,513,005	1.27%	14.61%	to	13.17%
2011	0.95%	to	2.20%	2,662,323	10.40	to	9.68	27,380,159	1.39%	-0.03%	to	-1.29%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
2013	0.95%	to	1.85%	1,315,739	11.68	to	10.89	15,176,840	1.59%	-3.50%	to	-4.38%
2012	0.95%	to	1.90%	1,768,019	12.11	to	11.35	21,163,670	2.18%	3.97%	to	2.97%
2011	0.95%	to	2.00%	2,054,466	11.65	to	10.96	23,692,513	2.32%	4.72%	to	3.62%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
2013	0.95%	to	1.95%	1,583,720	15.87	to	14.69	24,775,951	0.38%	27.42%	to	26.13%
2012	0.95%	to	2.20%	1,659,885	12.46	to	11.45	20,435,727	0.84%	20.92%	to	19.40%
2011	0.95%	to	2.20%	1,877,500	10.30	to	9.59	19,135,209	0.98%	-10.17%	to	-11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.9	38,381,085	0.45%	7.04%	to	5.85%
2013	0.95%	to	2.05%	3,111,350	14.31	to	13.13	43,904,661	0.32%	28.38%	to	26.95%
2012	0.95%	to	2.05%	3,321,520	11.14	to	10.34	36,582,883	0.22%	16.28%	to	14.99%
2011	0.95%	to	2.05%	3,807,910	9.58	to	8.99	36,141,690	0.27%	-5.59%	to	-6.64%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
2013	0.95%	to	2.20%	1,473,478	12.69	to	11.66	18,495,773	1.07%	31.71%	to	30.04%
2012	0.95%	to	2.20%	1,267,595	9.63	to	8.96	12,103,085	1.03%	15.95%	to	14.48%
2011	0.95%	to	2.20%	1,374,546	8.31	to	7.83	11,339,347	0.99%	-3.16%	to	-4.38%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
2013	0.95%	to	2.20%	1,046,197	22.49	to	16.60	22,597,680	6.10%	6.06%	to	4.72%
2012	0.95%	to	2.20%	1,281,408	21.21	to	15.85	26,114,165	7.81%	13.47%	to	12.03%
2011	0.95%	to	2.20%	1,499,037	18.69	to	14.15	26,996,076	8.19%	2.83%	to	1.54%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.95%	to	2.05%	748,860	$18.60	to	$15.69	$13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
2013	0.95%	to	2.05%	38,605	23.88	to	20.60	906,322	1.15%	-0.21%	to	-1.32%
2012	0.95%	to	2.05%	45,909	23.93	to	20.87	1,081,590	0.49%	16.10%	to	14.81%
2011	0.95%	to	2.05%	53,088	20.61	to	18.18	1,074,164	0.64%	-23.11%	to	-23.96%
NVIT Emerging Markets Fund - Class II (GEM2)
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NVIT International Equity Fund - Class I (GIG)
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
2013	0.95%	to	2.05%	388,288	14.66	to	12.65	5,598,112	0.51%	16.71%	to	15.42%
2012	0.95%	to	2.20%	475,976	12.56	to	10.75	5,887,748	0.86%	14.51%	to	13.06%
2011	0.95%	to	2.20%	523,208	10.97	to	9.51	5,662,385	1.69%	-10.62%	to	-11.75%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014			1.25%	6,515			8.97	58,424	3.79%			1.96%
2013			1.25%	7,039			9.15	64,384	0.45%			16.09%
2012			1.25%	13,008			7.88	102,496	0.62%			13.78%
2011			1.25%	12,973			6.92	89,837	1.20%			-11.12%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
2013	0.95%	to	2.20%	5,881,810	12.90	to	12.01	75,315,730	0.99%	42.45%	to	40.66%
2012	0.95%	to	2.20%	6,918,204	9.06	to	8.54	62,260,709	1.39%	15.83%	to	14.36%
2011	0.95%	to	2.20%	8,487,495	7.82	to	7.46	66,039,952	0.56%	-12.46%	to	-13.56%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
2013	0.95%	to	1.75%	419,199	14.25	to	13.61	5,930,267	0.77%	37.45%	to	36.34%
2012	0.95%	to	1.75%	432,385	10.37	to	9.98	4,460,561	1.30%	10.44%	to	9.54%
2011	0.95%	to	1.75%	381,863	9.39	to	9.11	3,567,543	0.70%	-4.10%	to	-4.87%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%
2013	0.95%	to	1.75%	262,726	12.70	to	12.13	3,307,973	1.30%	28.25%	to	27.21%
2012	0.95%	to	1.65%	228,694	9.91	to	9.58	2,250,854	0.91%	15.05%	to	14.23%
2011	0.95%	to	1.65%	306,028	8.61	to	8.39	2,622,892	1.96%	-7.27%	to	-7.92%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
2013	0.95%	to	1.90%	884,824	12.58	to	11.91	11,034,496	1.66%	13.57%	to	12.48%
2012	0.95%	to	1.90%	860,739	11.08	to	10.59	9,459,005	1.50%	10%	to	8.95%
2011	0.95%	to	1.90%	806,397	10.07	to	9.72	8,066,520	2.42%	-2.28%	to	-3.22%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.5	6,351,578	2.40%	3.70%	to	2.81%
2013	0.95%	to	1.80%	523,330	12.77	to	12.16	6,608,536	1.56%	20.09%	to	19.06%
2012	0.95%	to	1.80%	550,198	10.63	to	10.21	5,798,672	1.28%	12.56%	to	11.59%
2011	0.95%	to	1.80%	581,248	9.45	to	9.15	5,454,426	2.27%	-4.36%	to	-5.18%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
2013	0.95%	to	1.80%	626,630	11.97	to	11.41	7,404,662	1.79%	3.94%	to	3.07%
2012	0.95%	to	1.80%	684,120	11.51	to	11.06	7,789,099	1.62%	6.48%	to	5.56%
2011	0.95%	to	1.80%	876,996	10.82	to	10.48	9,416,711	2.39%	0.45%	to	-0.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.4	19,978,803	2.32%	3.58%	to	2.69%
2013	0.95%	to	1.80%	1,734,862	12.68	to	12.07	21,785,350	1.63%	16.69%	to	15.68%
2012	0.95%	to	1.80%	1,704,961	10.87	to	10.44	18,383,499	1.39%	11.30%	to	10.34%
2011	0.95%	to	1.80%	1,828,979	9.76	to	9.46	17,749,205	2.32%	-3.26%	to	-4.09%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
2013	0.95%	to	1.60%	583,495	12.72	to	12.25	7,357,270	1.46%	23.10%	to	22.29%
2012	0.95%	to	1.60%	627,883	10.33	to	10.02	6,443,680	1.13%	13.49%	to	12.75%
2011	0.95%	to	2.00%	715,736	9.10	to	8.75	6,476,071	2.34%	-5.58%	to	-6.57%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.95%	to	1.85%	566,754	$12.55	to	$11.70	$7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
2013	0.95%	to	1.85%	706,326	12.42	to	11.80	8,694,013	1.68%	10.18%	to	9.18%
2012	0.95%	to	1.85%	771,585	11.28	to	10.81	8,633,970	1.57%	9.00%	to	8.00%
2011	0.95%	to	1.95%	824,921	10.35	to	9.97	8,482,686	2.57%	-1.22%	to	-2.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
2013	0.95%	to	1.95%	465,087	12.36	to	11.67	5,694,245	1.94%	-2.84%	to	-3.82%
2012	0.95%	to	1.95%	720,113	12.72	to	12.14	9,086,612	3.11%	6.73%	to	5.65%
2011	0.95%	to	1.85%	766,295	11.92	to	11.53	9,086,373	3.14%	5.58%	to	4.63%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
2013	1.50%	to	2.50%	60,013	11.80	to	11.14	690,858	2.07%	-3.60%	to	-4.58%
2012	1.50%	to	2.50%	76,022	12.24	to	11.67	913,159	2.73%	5.87%	to	4.79%
2011	1.50%	to	2.50%	79,379	11.57	to	11.14	904,698	2.90%	4.65%	to	3.59%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
2013	0.95%	to	1.65%	390,927	13.18	to	12.66	5,102,318	1.46%	-2.98%	to	-3.67%
2012	0.95%	to	2.20%	468,113	13.58	to	12.80	6,304,056	2.12%	6.10%	to	4.76%
2011	0.95%	to	2.20%	463,061	12.80	to	12.22	5,887,019	2.49%	5.04%	to	3.72%
NVIT Nationwide Fund - Class I (TRF)
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%
2013	0.95%	to	2.20%	6,330,688	18.42	to	11.93	114,704,338	1.31%	29.86%	to	28.22%
2012	0.95%	to	2.20%	7,146,201	14.19	to	9.31	99,844,793	1.38%	13.13%	to	11.70%
2011	0.95%	to	2.20%	8,372,529	12.54	to	8.33	103,533,162	1.12%	-0.42%	to	-1.68%
NVIT Nationwide Fund - Class II (TRF2)
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
2013	1.50%	to	2.60%	31,548	15.48	to	13.58	468,595	1.03%	28.83%	to	27.39%
2012	1.50%	to	2.60%	35,483	12.02	to	10.66	410,807	1.15%	12.14%	to	10.88%
2011	1.50%	to	2.60%	45,677	10.72	to	9.61	475,742	0.86%	-1.12%	to	-2.23%
NVIT Government Bond Fund - Class I (GBF)
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
2013	0.95%	to	2.25%	8,535,517	18.36	to	14.49	146,192,451	1.82%	-4.97%	to	-6.21%
2012	0.95%	to	2.25%	10,447,542	19.32	to	15.46	188,677,693	2.07%	2.08%	to	0.73%
2011	0.95%	to	2.25%	12,293,357	18.93	to	15.34	217,827,584	2.89%	6.24%	to	4.85%
NVIT Government Bond Fund - Class II (GBF2)
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
2013	1.50%	to	2.60%	273,240	13.10	to	11.49	3,454,451	1.56%	-5.69%	to	-6.75%
2012	1.50%	to	2.60%	336,649	13.89	to	12.32	4,533,019	1.73%	1.22%	to	0.09%
2011	1.50%	to	2.60%	438,421	13.72	to	12.31	5,851,405	2.55%	5.40%	to	4.23%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
2013	0.95%	to	2.05%	2,583,222	12.64	to	7.58	31,350,253	0.66%	28.51%	to	27.08%
2012	0.95%	to	2.05%	2,932,172	9.84	to	5.97	27,746,329	0.55%	12.94%	to	11.68%
2011	0.95%	to	2.05%	3,261,287	8.71	to	5.34	27,405,056	0.57%	-1.63%	to	-2.72%
NVIT International Index Fund - Class VIII (GVIX8)
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
2013	0.95%	to	1.85%	387,529	10.92	to	10.18	4,197,112	2.79%	19.86%	to	18.77%
2012	0.95%	to	1.85%	360,461	9.11	to	8.57	3,263,744	2.29%	17.09%	to	16.02%
2011	0.95%	to	1.85%	701,900	7.78	to	7.39	5,423,730	2.82%	-13.68%	to	-14.46%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
2013	0.95%	to	2.60%	2,356,559	19.50	to	15.95	44,506,142	1.62%	26.04%	to	23.94%
2012	0.95%	to	2.60%	2,595,098	15.47	to	12.87	38,966,073	1.51%	14.80%	to	12.88%
2011	0.95%	to	2.60%	2,902,862	13.47	to	11.40	38,059,017	1.80%	-4.84%	to	-6.42%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.1	7,074,372	1.75%	3.59%	to	2.70%
2013	0.95%	to	1.80%	420,303	15.30	to	14.70	6,390,506	1.79%			12.35%
2012	0.95%	to	1.80%	377,590	13.62	to	13.20	5,119,938	1.82%	8.34%	to	7.41%
2011	0.95%	to	1.60%	349,250	12.57	to	12.35	4,375,034	2.15%	-0.07%	to	-0.73%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Capital Appreciation Fund -Class II (NVDCA2)
2015	0.95%	to	1.85%	101,560	$17.84	to	$16.79	$1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.2	1,937,760	1.91%	4.21%	to	3.27%
2013	0.95%	to	1.75%	94,238	17.38	to	16.73	1,626,597	1.96%	18.36%	to	17.40%
2012	0.95%	to	1.40%	70,337	14.68	to	14.44	1,029,188	1.65%	11.18%	to	10.67%
2011	0.95%	to	1.35%	73,171	13.21	to	13.06	963,988	1.97%	-1.87%	to	-2.27%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
2013	0.95%	to	2.60%	2,653,700	14.42	to	11.80	37,164,122	1.58%	3.84%	to	2.11%
2012	0.95%	to	2.60%	3,409,144	13.89	to	11.56	45,991,163	1.70%	4.17%	to	2.43%
2011	0.95%	to	2.60%	3,695,621	13.33	to	11.28	47,923,219	2.43%	1.95%	to	0.26%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%
2013	0.95%	to	2.60%	11,870,761	17.43	to	14.26	200,837,375	1.62%	15.52%	to	13.60%
2012	0.95%	to	2.60%	13,526,513	15.09	to	12.56	198,495,540	1.57%	9.76%	to	7.92%
2011	0.95%	to	2.60%	15,869,278	12.27	to	11.63	212,855,992	2.11%	-0.99%	to	-2.63%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
2013	0.95%	to	2.60%	5,587,916	18.80	to	15.38	101,518,872	1.64%	21.22%	to	19.20%
2012	0.95%	to	2.60%	6,299,513	15.51	to	12.91	94,676,446	1.54%	12.68%	to	10.80%
2011	0.95%	to	2.60%	7,590,233	13.76	to	11.65	101,570,285	2.00%	-3.05%	to	-4.67%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
2013	0.95%	to	2.60%	3,709,734	16.18	to	13.24	58,032,917	1.67%	9.45%	to	7.62%
2012	0.95%	to	2.60%	4,348,864	14.78	to	12.30	62,377,300	1.63%	7.01%	to	5.22%
2011	0.95%	to	2.60%	4,970,184	13.81	to	11.69	66,830,206	2.30%	1.09%	to	-0.59%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.7	100,523,919	1.02%	8.38%	to	7.01%
2013	0.95%	to	2.20%	2,680,803	38.00	to	27.75	105,294,643	1.09%	31.78%	to	30.12%
2012	0.95%	to	2.20%	3,063,218	28.84	to	21.33	91,420,368	1.03%	16.35%	to	14.88%
2011	0.95%	to	2.20%	3,748,165	24.78	to	18.56	96,212,301	0.76%	-3.47%	to	-4.68%
NVIT Money Market Fund - Class I (SAM)
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
2013	0.95%	to	2.60%	15,167,273	12.36	to	8.96	179,273,814	0.00%	-0.95%	to	-2.60%
2012	0.95%	to	2.60%	17,342,803	12.48	to	9.19	207,045,415	0.00%	0.95%	to	-2.61%
2011	0.95%	to	2.60%	21,235,532	12.60	to	9.44	256,646,827	0.00%	-0.95%	to	-2.59%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.8	44,798,766	1.54%	-1.95%	to	-3.24%
2013	0.95%	to	1.25%	10,333	18.91	to	18.64	194,118	1.71%	20.21%	to	19.85%
2012	1.10%	to	1.10%	4,488	15.64	to	15.64	70,192	1.18%	14.58%	to	14.58%
2011	1.10%	to	1.15%	870	13.65	to	13.63	11,874	1.32%	-10.32%	to	-10.33%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	****
2012			1.25%	179			11.79	2,112	0.12%			15.58%
2011			1.25%	195			10.20	1,990	1.53%			-17.46%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
2013	0.95%	to	2.60%	2,019,933	13.76	to	12.51	27,247,280	0.79%	33.46%	to	31.24%
2012	0.95%	to	2.60%	2,143,624	10.31	to	9.53	21,714,092	0.47%	15.25%	to	13.32%
2011	0.95%	to	2.60%	2,538,927	8.94	to	8.41	22,413,289	0.01%	-3.83%	to	-5.43%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
2013	1.50%	to	2.60%	35,708	13.16	to	12.35	459,833	0.46%	32.40%	to	30.92%
2012	1.50%	to	2.60%	47,902	9.94	to	9.43	467,975	0.20%	14.39%	to	13.11%
2011	1.50%	to	2.60%	62,261	8.69	to	8.34	533,955	0.00%	-4.68%	to	-5.74%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.95%	to	2.15%	473,437	$16.02	to	$14.95	$7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%
2013	0.95%	to	2.25%	644,126	15.26	to	14.53	9,756,439	1.48%	34.15%	to	32.39%
2012	0.95%	to	2.25%	701,373	11.37	to	10.98	7,935,795	1.35%	16.69%	to	15.15%
2011	0.95%	to	2.25%	806,019	9.75	to	9.53	7,833,141	1.06%	-6.72%	to	-7.95%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
2013	0.95%	to	2.60%	267,804	12.88	to	11.71	3,327,237	1.15%	33.74%	to	31.52%
2012	0.95%	to	2.60%	307,809	9.63	to	8.91	2,878,555	1.02%	16.47%	to	14.53%
2011	0.95%	to	2.60%	390,315	8.27	to	7.78	3,151,706	0.80%	-6.98%	to	-8.53%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
2013	0.95%	to	2.25%	6,491,418	14.66	to	13.61	94,365,577	0.00%	37.63%	to	35.82%
2012	0.95%	to	2.25%	7,505,685	10.66	to	10.02	79,409,521	0.00%	13.81%	to	12.31%
2011	0.95%	to	2.25%	9,057,308	9.36	to	8.92	84,331,712	0.00%	-5.14%	to	-6.38%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
2013	1.20%	to	2.10%	521,017	14.25	to	13.53	7,388,276	0.00%	36.94%	to	35.70%
2012	1.20%	to	2.10%	549,050	10.40	to	9.97	5,689,561	0.00%	13.27%	to	12.23%
2011	1.20%	to	2.10%	641,306	9.18	to	8.88	5,872,533	0.00%	-5.60%	to	-6.45%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
2013	0.95%	to	2.20%	4,472,473	15.41	to	14.34	68,139,925	1.16%	34.39%	to	32.69%
2012	0.95%	to	2.20%	5,061,320	11.46	to	10.80	57,485,284	1.08%	15.24%	to	13.78%
2011	0.95%	to	2.20%	6,072,780	9.95	to	9.50	59,973,772	0.78%	-3.25%	to	-4.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
2013	0.95%	to	2.20%	1,285,895	23.08	to	19.16	28,872,405	0.00%	42.92%	to	41.12%
2012	0.95%	to	2.20%	1,396,829	16.15	to	13.58	22,006,733	0.00%	12.36%	to	10.94%
2011	0.95%	to	2.20%	1,683,899	14.38	to	12.24	23,650,834	0.00%	-1.60%	to	-2.83%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
2013	1.50%	to	2.60%	23,563	15.40	to	13.50	347,438	0.00%	41.79%	to	40.21%
2012	1.50%	to	2.60%	30,452	10.86	to	9.63	317,793	0.00%	11.39%	to	10.15%
2011	1.50%	to	2.60%	39,878	9.75	to	8.74	374,304	0.00%	-2.35%	to	-3.43%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
2013	0.95%	to	2.40%	2,567,355	39.13	to	26.94	113,265,857	0.81%	39.07%	to	37.03%
2012	0.95%	to	2.40%	2,933,718	36.38	to	19.66	93,120,074	0.81%	19.30%	to	17.55%
2011	0.95%	to	2.40%	3,501,538	23.59	to	16.72	93,191,567	0.44%	-5.97%	to	-7.34%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
2013	1.50%	to	2.60%	43,328	21.11	to	18.52	881,477	0.61%	37.92%	to	36.39%
2012	1.50%	to	2.60%	51,758	15.31	to	13.58	765,755	0.51%	18.50%	to	17.17%
2011	1.50%	to	2.60%	67,112	12.92	to	11.59	839,424	0.34%	-6.87%	to	-7.91%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.4%
2013	0.95%	to	2.20%	2,883,522	34.88	to	29.96	108,877,931	0.13%	39.58%	to	37.81%
2012	0.95%	to	2.20%	3,336,881	24.99	to	21.74	90,428,333	0.15%	14.40%	to	12.96%
2011	0.95%	to	2.20%	3,983,163	21.84	to	19.24	94,371,306	0.53%	-6.45%	to	-7.63%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
2013	1.50%	to	2.60%	86,298	22.29	to	19.55	1,848,534	0.13%	38.44%	to	36.90%
2012	1.50%	to	2.60%	107,261	16.10	to	14.28	1,667,793	0.00%	13.49%	to	12.22%
2011	1.50%	to	2.60%	123,033	14.19	to	12.73	1,690,573	0.48%	-7.21%	to	-8.25%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.95%	to	2.60%	2,169,533	$18.80	to	$14.05	$39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
2013	0.95%	to	2.60%	2,677,616	19.00	to	14.68	49,520,067	3.22%	-2.06%	to	-3.70%
2012	0.95%	to	2.60%	3,260,113	19.40	to	15.24	61,682,321	2.50%	11.18%	to	9.32%
2011	0.95%	to	2.60%	3,529,900	17.45	to	13.94	60,182,019	4.23%	4.55%	to	2.81%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.8	to	10.3	7,170,123	0.89%	-0.46%	to	-1.16%
2013	0.95%	to	1.65%	788,215	10.85	to	10.42	8,479,754	1.14%	-0.85%	to	-1.55%
2012	0.95%	to	1.65%	782,664	10.94	to	10.58	8,502,399	1.23%	2.54%	to	1.81%
2011	0.95%	to	1.65%	998,649	10.67	to	10.40	10,598,447	1.53%	0.34%	to	-0.37%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
2013	0.95%	to	2.40%	19,341,164	21.56	to	20.12	414,023,136	0.76%	35.40%	to	33.42%
2012	0.95%	to	2.40%	22,889,891	15.92	to	15.08	362,380,774	0.68%	17.56%	to	15.83%
2011	0.95%	to	2.40%	27,561,260	13.54	to	13.02	371,745,104	0.66%	-3.16%	to	-4.58%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
2013	1.50%	to	2.60%	455,761	20.75	to	19.69	9,330,319	0.52%	34.24%	to	32.74%
2012	1.50%	to	2.60%	541,918	15.46	to	14.83	8,285,284	0.41%	16.64%	to	15.34%
2011	1.50%	to	2.60%	708,208	13.25	to	12.86	9,306,722	0.40%	-3.95%	to	-5.03%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
2013	0.95%	to	1.75%	188,729	16.67	to	16.05	3,119,324	1.77%	18.95%	to	17.99%
2012	0.95%	to	2.20%	294,124	14.01	to	13.38	4,099,498	2.75%	18.43%	to	16.93%
2011	0.95%	to	2.20%	266,383	11.83	to	11.44	3,140,657	2.73%	-13.26%	to	-14.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
2013	0.95%	to	2.20%	1,734,014	18.78	to	12.42	31,894,766	0.00%	34.35%	to	32.66%
2012	0.95%	to	2.20%	1,643,914	13.98	to	9.36	22,623,622	1.21%	17.34%	to	15.85%
2011	0.95%	to	2.20%	1,921,900	11.91	to	8.08	22,292,576	1.29%	-3.25%	to	-4.47%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
2013	0.95%	to	2.60%	7,066,545	11.58	to	10.53	81,041,231	1.43%	2.12%	to	0.37%
2012	0.95%	to	2.60%	8,144,479	11.34	to	10.49	91,656,539	1.03%	14.68%	to	12.77%
2011	0.95%	to	2.60%	9,422,684	9.89	to	9.30	92,615,775	0.85%	5.49%	to	3.74%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
2013	0.95%	to	1.35%	17,065	10.99	to	10.96	187,537	0.04%	9.90%	to	9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
2013	1.00%	to	1.20%	20,964	10.85	to	10.83	227,113	1.91%	8.48%	to	8.33%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
2013	1.00%	to	1.20%	11,790	10.77	to	10.76	126,936	2.25%	7.71%	to	7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
2013	0.95%	to	1.05%	3,087	10.69	to	10.68	32,980	1.79%	6.86%	to	6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
2013	0.95%	to	1.65%	68,726	12.60	to	12.54	865,343	2.18%	25.99%	to	25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
2013	0.95%	to	1.60%	160,648	11.73	to	11.68	1,881,749	2.51%	17.27%	to	16.75%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	1.50%	to	2.60%	58,744	$18.23	to	$15.64	$1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
2013	1.50%	to	2.60%	74,021	16.95	to	14.87	1,203,601	1.14%	32.57%	to	31.10%
2012	1.50%	to	2.60%	102,976	12.79	to	11.34	1,263,347	1.35%	15.48%	to	14.19%
2011	1.50%	to	2.60%	118,845	11.07	to	9.93	1,270,742	1.10%	4.48%	to	3.32%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
2013	1.50%	to	2.60%	68,946	16.01	to	14.04	1,067,840	0.00%	34.94%	to	33.44%
2012	1.50%	to	2.60%	85,005	11.86	to	10.52	979,227	0.03%	14.38%	to	13.10%
2011	1.50%	to	2.60%	104,755	10.32	to	9.26	1,049,090	0.09%	-5.19%	to	-6.25%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
2013	0.95%	to	2.60%	431,348	15.94	to	22.00	7,621,229	0.42%	36.33%	to	34.06%
2012	0.95%	to	2.60%	498,580	11.69	to	16.41	6,446,196	0.29%	17.34%	to	15.38%
2011	0.95%	to	2.60%	630,824	9.97	to	14.22	7,161,370	0.28%	-9.49%	to	-10.99%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
2013	0.95%	to	2.20%	3,010,407	22.41	to	13.32	63,780,641	2.21%	34.53%	to	32.84%
2012	0.95%	to	2.20%	3,486,389	16.65	to	10.03	54,588,819	2.07%	13.65%	to	12.21%
2011	0.95%	to	2.20%	4,001,635	14.65	to	8.93	55,628,696	1.52%	2.13%	to	0.85%
VP Income & Growth Fund - Class II (ACVIG2)
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
2013	1.50%	to	2.60%	71,691	17.13	to	15.03	1,168,018	1.97%	33.45%	to	31.96%
2012	1.50%	to	2.60%	81,372	12.84	to	11.39	999,407	1.82%	12.74%	to	11.47%
2011	1.50%	to	2.60%	97,513	11.39	to	10.22	1,068,862	1.26%	1.32%	to	0.19%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
2013	0.95%	to	2.60%	3,014,960	13.96	to	11.67	41,310,100	1.64%	-9.35%	to	-10.86%
2012	0.95%	to	2.60%	4,443,914	15.40	to	13.09	67,281,061	2.41%	6.36%	to	4.59%
2011	0.95%	to	2.60%	4,977,859	14.47	to	12.51	70,999,847	3.96%	10.69%	to	8.85%
VP International Fund - Class I (ACVI)
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%
2013	0.95%	to	1.75%	91,893	20.65	to	14.63	1,869,497	1.64%	21.26%	to	20.27%
2012	0.95%	to	1.75%	89,644	17.03	to	12.17	1,506,233	0.91%	20.01%	to	19.04%
2011	0.95%	to	1.75%	111,870	14.19	to	10.22	1,570,384	1.36%	-12.88%	to	-13.58%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
2013	0.95%	to	2.20%	892,688	17.85	to	16.19	15,722,506	1.22%	28.88%	to	27.25%
2012	0.95%	to	2.20%	851,917	13.85	to	12.72	11,680,827	1.99%	15.22%	to	13.76%
2011	0.95%	to	2.20%	958,698	12.02	to	11.18	11,406,526	1.35%	-1.63%	to	-2.87%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.6	532,106	1.02%	14.79%	to	13.62%
2013	1.25%	to	2.25%	23,740	20.76	to	19.01	476,194	1.06%	28.28%	to	26.98%
2012	1.25%	to	2.25%	28,445	16.18	to	14.97	445,290	1.85%	14.77%	to	13.61%
2011	1.25%	to	2.25%	33,862	13.17	to	14.10	461,157	1.16%	-2.07%	to	-3.06%
VP Ultra(R) Fund - Class I (ACVU1)
2015			1.75%	1,197			17.59	21,060	0.44%			4.41%
2014			1.75%	1,197			16.85	20,170	0.37%			8.07%
2013			1.75%	1,197			15.59	18,664	0.52%			34.68%
2012			1.75%	1,197			11.58	13,858	0.00%			11.93%
2011			1.75%	22,767			10.34	235,497	0.00%			-0.70%
VP Value Fund - Class I (ACVV)
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61$
2013	0.95%	to	1.30%	77,138	28.30	to	28.86	2,239,005	1.64%	30.48%	to	30.01%
2012	0.95%	to	1.30%	92,264	21.69	to	22.19	2,056,297	1.92%	13.50%	to	13.04%
2011	0.95%	to	1.65%	108,358	19.11	to	18.37	2,127,340	2.00%	0.05%	to	-0.65%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.95%	to	2.25%	892,477	$25.20	to	$21.04	$21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
2013	0.95%	to	2.25%	1,241,395	25.02	to	21.44	30,398,885	1.10%	39.38%	to	37.55%
2012	0.95%	to	2.25%	1,365,131	17.95	to	15.59	24,024,025	0.44%	14.64%	to	13.13%
2011	0.95%	to	2.25%	1,559,234	15.66	to	13.78	23,990,069	0.63%	-0.39%	to	-1.70%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
2013	0.95%	to	2.25%	3,076,919	23.06	to	13.19	66,538,642	1.95%	19.95%	to	18.38%
2012	0.95%	to	2.25%	3,631,658	19.22	to	11.14	65,335,071	3.66%	9.38%	to	7.94%
2011	0.95%	to	2.25%	3,822,632	17.57	to	10.32	63,435,211	1.64%	7.98%	to	6.56%
Appreciation Portfolio - Service Shares (DCAPS)
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
2013	1.50%	to	2.60%	72,014	16.58	to	14.54	1,134,640	1.70%	19.01%	to	17.68%
2012	1.50%	to	2.60%	88,355	13.93	to	12.35	1,180,325	3.20%	8.48%	to	7.27%
2011	1.50%	to	2.60%	111,004	12.84	to	11.52	1,372,470	1.60%	7.11%	to	5.92%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
2013	0.95%	to	1.55%	2,139	17.53	to	16.28	35,684	0.00%	47.14%	to	46.25%
2012	0.95%	to	1.55%	2,740	11.91	to	11.13	31,378	0.00%	19.42%	to	18.69%
2011	0.95%	to	1.55%	4,774	9.98	to	9.38	46,165	0.39%	-14.66%	to	-15.18%
International Value Portfolio - Initial Shares (DVIV)
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
2013	0.95%	to	1.40%	536	17.82	to	16.86	9,342	2.32%	21.83%	to	21.27%
2012	0.95%	to	1.40%	4,058	14.62	to	13.90	59,124	3.45%	11.59%	to	11.09%
2011	0.95%	to	1.55%	6,452	13.10	to	12.32	83,013	2.09%	-19.25%	to	-19.74%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
2013	1.50%	to	2.60%	21,807	12.83	to	11.25	266,679	0.80%	14.37%	to	13.10%
2012	1.50%	to	2.60%	30,241	11.21	to	9.95	325,343	0.26%	8.37%	to	7.16%
2011	1.50%	to	2.60%	50,099	10.35	to	9.28	496,562	0.47%	-6.92%	to	-7.96%
High Income Bond Fund II - Service Shares (FHIBS)
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
2013	1.50%	to	2.60%	97,338	21.00	to	18.42	1,951,238	6.86%	5.13%	to	3.95%
2012	1.50%	to	2.60%	113,545	19.98	to	17.72	2,178,864	7.11%	12.59%	to	11.33%
2011	1.50%	to	2.60%	131,217	17.74	to	15.92	2,240,961	8.87%	3.35%	to	2.20%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
2013	0.95%	to	2.25%	4,981,035	18.53	to	15.82	89,634,995	4.37%	0.08%	to	-1.24%
2012	0.95%	to	2.25%	5,823,950	18.52	to	16.02	104,920,544	4.21%	8.68%	to	7.25%
2011	0.95%	to	2.25%	6,746,552	17.04	to	14.94	112,074,014	5.41%	1.29%	to	-0.02%
Quality Bond Fund II - Service Shares (FQBS)
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
2013	1.50%	to	2.60%	259,067	14.56	to	12.77	3,614,276	4.09%	-0.76%	to	-1.87%
2012	1.50%	to	2.60%	284,778	14.67	to	13.01	4,020,956	3.90%	7.80%	to	6.59%
2011	1.50%	to	2.60%	345,820	13.61	to	12.21	4,539,246	5.21%	0.46%	to	-0.65%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
2013	1.50%	to	2.60%	34,351	20.69	to	18.15	679,463	0.65%	28.23%	to	26.80%
2012	1.50%	to	2.60%	42,219	16.14	to	14.31	656,663	0.33%	25.15%	to	23.75%
2011	1.50%	to	2.60%	61,512	12.89	to	11.57	769,295	0.67%	-10.40%	to	-11.40%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
2013	0.95%	to	1.35%	465,436	31.35	to	29.45	14,229,522	0.97%	29.90%	to	29.38%
2012	0.95%	to	1.35%	507,700	24.13	to	22.76	11,968,609	1.26%	15.20%	to	-14.72%
2011	0.95%	to	1.35%	545,334	20.95	to	19.84	11,175,941	0.87%	-3.56%	to	-3.92%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
2013	0.95%	to	2.05%	1,355,265	12.65	to	11.61	17,002,586	0.67%	22.97%	to	21.60%
2012	0.95%	to	2.20%	1,612,415	10.29	to	9.45	16,496,248	0.67%	3.74%	to	2.42%
2011	0.95%	to	2.20%	2,263,082	9.92	to	9.23	22,325,584	0.76%	-6.10%	to	-7.28%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.95%	to	2.20%	8,247,677	$22.23	to	$14.00	$180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
2013	0.95%	to	2.25%	10,635,351	21.75	to	15.60	228,824,899	2.33%	26.80%	to	25.13%
2012	0.95%	to	2.25%	12,322,376	17.15	to	12.46	209,206,883	2.88%	16.07%	to	14.55%
2011	0.95%	to	2.25%	14,580,614	14.78	to	10.88	213,749,641	2.23%	-0.10%	to	-1.41%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%
2013	1.50%	to	2.60%	317,752	16.52	to	14.49	5,053,731	2.19%	25.91%	to	24.51%
2012	1.50%	to	2.60%	368,868	13.12	to	11.64	4,675,223	2.73%	15.30%	to	14.01%
2011	1.50%	to	2.60%	459,405	11.38	to	10.21	5,066,400	2.05%	-0.85%	to	-1.96%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
2013	0.95%	to	1.95%	760,965	14.18	to	13.12	10,654,276	1.56%	12.32%	to	11.18%
2012	0.95%	to	1.80%	805,672	12.63	to	11.92	10,064,363	1.67%	10.62%	to	9.67%
2011	0.95%	to	1.80%	915,875	11.41	to	10.87	10,333,207	2.19%	-1.23%	to	-2.08%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
2013	1.25%	to	2.25%	4,548	15.10	to	13.83	64,626	1.40%	11.78%	to	10.65%
2012	1.25%	to	2.25%	4,864	13.51	to	12.50	62,155	1.74%	10.19%		9.07%
2011	1.25%	to	2.25%	4,823	12.26	to	11.46	56,041	1.71%	-1.67%	to	-2.66%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
2013	0.95%	to	1.85%	889,747	14.01	to	13.06	12,324,633	1.81%	14.85%	to	13.81%
2012	0.95%	to	1.95%	836,539	12.20	to	11.40	10,106,278	2.05%	12.11%	to	10.98%
2011	0.95%	to	1.95%	763,176	10.88	to	10.27	8,229,065	1.99%	-2.06%	to	-3.05%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.6	137,042	1.38%	3.29%	to	2,24%
2013	1.25%	to	2.25%	9,789	15.60	to	14.28	144,332	1.53%	14.19%	to	13.03%
2012	1.25%	to	2.25%	10,554	13.66	to	12.64	137,177	1.75%	11.65%	to	10.52%
2011	1.25%	to	2.25%	11,497	12.23	to	11.43	134,787	1.82%	-2.47%	to	-3.45%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
2013	0.95%	to	1.80%	582,494	14.18	to	13.27	8,172,824	1.74%	20.34%	to	19.31%
2012	0.95%	to	1.80%	569,456	11.78	to	11.12	6,650,619	1.97%	14.38%	to	13.40%
2011	0.95%	to	1.80%	605,991	10.30	to	9.81	6,195,674	2.16%	-3.62%	to	-4.44%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	16.82	to	15.24	309,821	1.29%	3.43%	to	2.39%
2013	1.25%	to	2.25%	21,000	16.26	to	14.88	332,291	1.46%	19.89%	to	18.68%
2012	1.25%	to	2.25%	23,092	13.56	to	12.54	305,870	1.83%	13.74%	to	12.58%
2011	1.25%	to	2.25%	26,670	11.92	to	11.13	311,288	1.97%	-4.04%	to	-5.01%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
2013	0.95%	to	1.30%	73,114	17.09	to	15.69	1,172,662	0.19%	36.50%	to	35.99%
2012	0.95%	to	1.30%	83,048	12.52	to	11.53	977,697	0.34%	18.34%	to	17.86%
2011	0.95%	to	1.20%	65,159	10.58	to	9.92	650,728	0.05%	1.24%	to	1.02%
VIP Growth Portfolio - Service Class (FGS)
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
2013	0.95%	to	2.20%	8,522,611	21.64	to	11.81	174,182,549	0.19%	34.91%	to	33.21%
2012	0.95%	to	2.20%	9,695,757	16.04	to	8.87	147,152,178	0.47%	13.45%	to	12.02%
2011	0.95%	to	2.20%	11,526,597	14.14	to	7.92	154,239,022	0.24%	-0.81%	to	-2.06%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
2013	1.50%	to	2.60%	174,860	15.93	to	13.97	2,672,773	0.05%	33.96%	to	32.47%
2012	1.50%	to	2.60%	189,748	11.89	to	10.55	2,176,630	0.33%	12.68%	to	11.42%
2011	1.50%	to	2.60%	224,696	10.55	to	9.47	2,294,256	0.12%	-1.53%	to	-2.63%
VIP High Income Portfolio - Service Class (FHIS)
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
2013	0.95%	to	2.20%	2,423,871	15.89	to	12.50	39,104,663	5.44%	4.87%	to	3.54%
2012	0.95%	to	2.20%	2,889,322	15.15	to	12.07	44,514,658	5.45%	13.11%	to	11.68%
2011	0.95%	to	2.20%	3,441,039	13.40	to	10.81	46,947,223	6.15%	2.94%	to	1.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.95%	to	2.10%	2,361,146	$14.74	to	$12.71	$34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%
2013	0.95%	to	2.20%	3,020,099	14.31	to	12.49	42,470,243	2.06%	-2.82%	to	-4.05%
2012	0.95%	to	2.20%	3,975,975	14.72	to	13.02	57,606,006	2.14%	4.76%	to	3.44%
2011	0.95%	to	2.05%	4,529,810	14.05	to	12.77	62,756,257	3.03%	6.19%	to	5.02%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.6	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
2013	0.95%	to	2.20%	2,291,393	16.22	to	14.71	36,702,772	0.39%	34.77%	to	33.07%
2012	0.95%	to	2.20%	2,847,168	16.07	to	11.06	33,890,768	0.48%	13.66%	to	12.22%
2011	0.95%	to	2.20%	3,553,566	10.59	to	9.85	37,259,289	0.13%	-11.56%	to	-12.68%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.1	4,596,858	0.02%	4.44%	to	3.27%
2013	1.50%	to	2.60%	185,686	28.81	to	25.27	5,132,066	0.27%	33.83%	to	32.34%
2012	1.50%	to	2.60%	225,619	21.53	to	19.10	4,685,563	0.38%	12.84%	to	11.58%
2011	1.50%	to	2.60%	257,566	19.08	to	17.12	4,757,756	0.02%	-12.19%	to	-13.17%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
2013	0.95%	to	2.20%	847,048	19.28	to	13.48	16,317,408	1.25%	29.14%	to	27.51%
2012	0.95%	to	2.20%	979,779	14.93	to	10.57	14,631,223	1.78%	19.39%	to	17.88%
2011	0.95%	to	2.20%	1,153,475	12.51	to	8.96	14,432,905	1.18%	-18.01%	to	-19.05%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.6	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
2013	0.95%	to	2.20%	579,506	22.33	to	19.25	12,648,432	0.79%	29.21%	to	27.58%
2012	0.95%	to	2.05%	680,153	17.28	to	15.34	11,549,104	0.50%	25.89%	to	24.49%
2011	0.95%	to	2.05%	774,871	13.73	to	12.32	10,470,435	0.80%	-9.71%	to	-10.71%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	2.31
2013	0.95%	to	2.20%	3,963,678	15.28	to	13.86	59,562,946	6.38%	12.86%	to	11.44%
2012	0.95%	to	2.20%	3,981,931	13.54	to	12.44	53,095,603	6.44%	11.58%	to	10.17%
2011	0.95%	to	2.20%	4,067,800	12.13	to	11.29	48,728,371	5.83%	1.41%	to	0.14%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
2013	1.25%	to	2.25%	43,332	18.78	to	16.11	786,584	1.51%	28.07%	to	26.77%
2012	1.25%	to	2.25%	47,724	14.66	to	12.71	676,912	1.62%	10.56%	to	9.44%
2011	1.25%	to	2.25%	55,911	13.26	to	11.61	717,755	1.48%	4.67%	to	3.62%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
2013	0.95%	to	2.20%	924,905	16.01	to	14.52	14,759,707	1.28%	34.94%	to	33.24%
2012	0.95%	to	2.20%	1,017,605	11.86	to	10.90	12,077,628	0.77%	17.26%	to	15.78%
2011	0.95%	to	1.85%	1,387,527	10.12	to	9.61	14,108,091	0.68%	-4.67%	to	-5.54%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
2013			1.25%	1,399			19.86	27,781	2.29%			21.43%
2012			1.25%	1,524			16.35	24,909	2.94%			16.75%
2011			1.25%	1,784			14.00	24,991	1.65%			-11.75%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
2013	0.95%	to	2.05%	478,758	12.73	to	11.95	6,019,658	12.55%	22.59%	to	21.23%
2012	0.95%	to	1.95%	345,064	10.38	to	9.90	3,546,176	3.07%	14.23%	to	13.08%
2011	0.95%	to	1.95%	452,981	9.09	to	8.76	4,084,106	0.01%	-2.48%	to	-3.46%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***				Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.95%	to	2.20%	1,530,843	$10.98	to	$9.35	$16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
2013	0.95%	to	2.35%	2,364,681	11.10	to	9.54	25,702,062	2.57%	-0.34%	to	-1.75%
2012	0.95%	to	2.35%	1,803,378	11.14	to	9.71	19,676,659	2.89%	3.61%	to	2.14%
2011	0.95%	to	2.35%	2,113,398	10.75	to	9.50	22,278,758	3.64%	-0.66%	to	-2.06%
Guardian Portfolio - I Class Shares (AMGP)
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
2013	1.60%	to	1.75%	12,897	25.21	to	16.89	231,416	0.83%	36.60%	to	36.39%
2012	1.60%	to	1.75%	13,209	18.45	to	12.39	173,493	0.26%	10.92%	to	10.75%
2011	1.60%	to	1.75%	15,702	16.64	to	11.18	184,483	0.47%	-4.49%	to	-4.64%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%
2013	1.60%	to	1.75%	13,643	28.72	to	20.15	295,847	0.00%	30.49%	to	30.29%
2012	1.60%	to	1.75%	14,902	22.01	to	15.46	248,502	0.00%	10.61%	to	10.44%
2011	1.60%	to	1.75%	17,132	19.90	to	14.00	264,073	0.00%	-1.13%	to	-1.28%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%		****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
2013	1.60%	to	1.75%	2,653	20.10	to	14.94	46,229	1.16%	29.04%	to	28.84%
2012	1.60%	to	1.75%	4,405	15.57	to	11.59	55,896	0.45%	14.73%	to	14.55%
2011	1.60%	to	1.75%	4,144	13.58	to	10.12	46,304	0.00%	-12.77%	to	-12.91%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011			1.25%	244			11.39	2,783	0.35%			-7.87%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
2013	0.95%	to	2.20%	582,312	19.64	to	17.37	11,268,503	0.73%	36.30%	to	34.58%
2012	0.95%	to	2.10%	537,817	14.41	to	13.02	7,663,164	0.23%	9.92%	to	8.64%
2011	0.95%	to	2.45%	634,052	13.11	to	11.66	8,224,270	0.31%	-4.00%	to	-5.45%
International Growth Fund/VA- Service Shares (OVIGS)
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%
2013	0.95%	to	1.35%	145,166	21.61	to	22.31	3,322,094	0.99%	28.51%	to	27.99%
2012	0.95%	to	1.35%	156,559	16.82	to	17.43	2,791,859	0.66%	13.03%	to	-12.60%
2011	0.95%	to	1.35%	178,265	14.88	to	15.48	2,815,319	0.37%	-2.09%	to	-2.46%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
2013	0.95%	to	2.40%	2,608,469	19.31	to	15.78	49,006,436	1.39%	26.13%	to	24.25%
2012	0.95%	to	2.40%	3,050,182	22.92	to	12.70	45,550,676	2.16%	20.11%	to	18.35%
2011	0.95%	to	2.40%	3,666,878	12.75	to	10.73	45,704,064	1.34%	-9.16%	to	-10.49%
Global Securities Fund/VA - Service Class (OVGSS)
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
2013	1.50%	to	2.60%	73,423	21.24	to	18.63	1,498,522	1.22%	25.09%	to	23.69%
2012	1.50%	to	2.60%	85,619	16.98	to	15.06	1,402,134	1.90%	19.13%	to	17.80%
2011	1.50%	to	2.60%	125,525	14.25	to	12.79	1,737,120	1.14%	-9.90%	to	-10.90%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.4	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
2013	0.95%	to	2.25%	5,261,993	18.61	to	12.12	101,913,976	1.15%	30.52%	to	28.81%
2012	0.95%	to	2.25%	6,117,718	14.26	to	9.41	90,848,370	0.98%	15.76%	to	14.24%
2011	0.95%	to	2.25%	7,294,295	12.32	to	8.24	93,789,052	0.88%	-0.97%	to	-2.26%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
2013	1.50%	to	2.60%	166,445	16.52	to	14.49	2,676,545	0.86%	29.47%	to	28.02%
2012	1.50%	to	2.60%	197,383	12.76	to	11.32	2,448,732	0.66%	14.86%	to	13.57%
2011	1.50%	to	2.60%	233,999	11.11	to	9.96	2,533,407	0.61%	-1.81%	to	-2.90%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.95%	to	2.20%	567,437	$16.40	to	$14.51	$9,153,753	0.90%	-6.79%	to	-7.97%
2014	0.95%	to	1.85%	656,479	17.60	to	16.26	11,378,849	0.91%	10.87%	to	9.86%
2013	0.95%	to	1.85%	693,994	15.87	to	14.80	10,863,061	0.85%	39.68%	to	38.41%
2012	0.95%	to	1.85%	1,043,075	11.36	to	10.69	11,787,120	0.43%	16.86%	to	15.80%
2011	0.95%	to	1.85%	1,204,457	9.72	to	9.23	11,651,166	0.57%	-3.14%	to	-4.02%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014			1.25%	7,048			24.98	176,054	0.63%			10.26%
2013			1.25%	7,696			22.66	174,347	0.67%			38.87%
2012			1.25%	10,227			16.31	166,865	0.33%			16.20%
2011			1.25%	11,138			14.04	156,394	0.41%			-3.60%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
2013	0.95%	to	2.25%	3,051,357	18.96	to	7.17	62,518,687	0.01%	34.69%	to	32.93%
2012	0.95%	to	2.25%	3,506,895	14.08	to	5.39	53,390,563	0.00%	15.34%	to	13.82%
2011	0.95%	to	2.25%	4,099,641	12.20	to	4.74	54,135,465	0.00%	0.08%	to	-1.17%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
2013	0.95%	to	2.20%	466,186	10.05	to	9.90	4,676,428	5.83%	-1.08%	to	-2.33%
2012	0.95%	to	1.75%	125,636	10.16	to	10.15	1,276,369	0.00%	1.62%	to	1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
2013	1.50%	to	2.60%	178,348	17.55	to	15.39	3,027,647	4.65%	-1.86%	to	-2.96%
2012	1.50%	to	2.60%	199,380	17.88	to	15.86	3,458,755	5.83%	11.45%	to	10.20%
2011	1.50%	to	2.60%	235,323	16.04	to	14.39	3,665,294	2.78%	-0.86%	to	-1.96%
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
2013	0.95%	to	1.95%	522,258	10.56	to	10.38	5,501,980	4.99%	-0.84%	to	-1.84%
2012	0.95%	to	2.10%	345,476	10.65	to	10.57	3,675,070	5.57%	6.50%	to	5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
2013	0.95%	to	1.65%	423,279	12.23	to	11.83	5,126,025	1.67%	-7.45%	to	-8.11%
2012	0.95%	to	1.85%	586,111	13.21	to	12.78	7,693,194	5.33%	4.23%	to	3.28%
2011	0.95%	to	2.20%	790,240	12.68	to	12.25	9,964,732	1.92%	7.39%	to	6.04%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11	32,790,936	1.02%	-0.21%	to	-1.47%
2013	0.95%	to	2.20%	3,315,426	11.84	to	11.16	38,898,969	1.37%	-1.18%	to	-2.43%
2012	0.95%	to	2.20%	3,531,011	11.98	to	11.44	42,000,403	1.80%	4.74%	to	3.42%
2011	0.95%	to	2.20%	3,301,266	11.44	to	11.06	37,584,910	1.58%	0.05%	to	-1.21%
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
2013	0.95%	to	1.30%	67,335	13.79	to	13.42	917,457	1.62%	-10.08%	to	-10.40%
2012	0.95%	to	1.30%	79,167	15.33	to	14.98	1,201,582	1.05%	-7.73%	to	-7.31%
2011	0.95%	to	1.30%	86,160	14.23	to	13.96	1,216,314	1.96%	10.57%	to	10.27%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
2013	0.95%	to	1.30%	103,230	15.16	to	14.76	1,546,318	2.14%	-2.89%	to	-3.23%
2012	0.95%	to	1.30%	184,087	15.61	to	15.25	2,846,766	2.57%	-8.55%	to	-8.16%
2011	0.95%	to	1.30%	189,504	14.38	to	14.10	2,705,068	2.62%	2.64%	to	2.25%
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%
2013	0.95%	to	2.20%	1,666,977	10.55	to	10.20	17,516,266	2.11%	-2.98%	to	-4.21%
2012	0.95%	to	2.20%	1,553,315	10.88	to	10.65	16,852,755	2.46%	8.46%	to	7.09%
2011	0.95%	to	2.10%	619,895	10.03	to	9.95	6,207,984	1.64%	0.28%	to	-0.50%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014			1.25%	744			18.36	13,660	1.34%			9.35%
2013			1.25%	808			16.79	13,573	1.67%			33.98%
2012			1.25%	877			12.53	10,993	1.72%			17.64%
2011			1.25%	950			10.65	10,123	1.25%			-5.83%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.95%	to	2.60%	140,003	$14.88	to	$15.16	$2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%
2013	0.95%	to	2.60%	228,562	13.39	to	14.10	3,279,415	0.22%	38.47%	to	36.16%
2012	0.95%	to	2.60%	188,672	9.67	to	10.36	2,031,028	0.00%	-3.31%	to	10.44%	****
2011	1.50%	to	2.60%	113,135	10.45	to	9.38	1,140,716	0.00%	-7.79%	to	-8.82%
VI Comstock Fund - Series II Shares (ACC2)
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
2013	1.50%	to	2.60%	343,323	18.59	to	16.31	6,163,839	1.43%	33.62%	to	32.13%
2012	1.50%	to	2.60%	412,036	13.92	to	12.34	5,548,327	1.42%	17.14%	to	15.83%
2011	1.50%	to	2.60%	512,532	11.88	to	10.66	5,900,442	1.36%	-3.57%	to	-4.65%
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
2013	0.95%	to	1.40%	4,408	13.45	to	13.34	59,050	0.44%	38.81%	to	38.18%
2012	0.95%	to	1.40%	4,630	9.69	to	9.66	44,799	0.00%	-3.13%	to	-3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011			1.25%	6,785			9.47	64,249	0.61%			-4.60%
VI Core Equity Fund - Series I Shares (AVGI)
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
2013	0.95%	to	1.55%	3,228	19.49	to	18.10	59,276	1.29%	28.02%	to	27.25%
2012	0.95%	to	1.55%	4,438	15.22	to	14.23	64,665	0.74%	12.80%	to	12.11%
2011	0.95%	to	1.55%	11,470	13.50	to	12.69	147,542	0.49%	-1.01%	to	-1.61%
VI Core Equity Fund - Series II Shares (AVCE2)
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
2013	1.50%	to	2.50%	42,811	14.90	to	13.78	616,753	1.26%	27.00%	to	25.71%
2012	1.50%	to	2.50%	51,171	11.73	to	10.96	584,210	0.84%	11.91%	to	10.77%
2011	1.50%	to	2.50%	63,040	10.48	to	9.89	645,547	0.74%	-1.79%	to	-2.78%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
2013	0.95%	to	1.70%	25,948	12.65	to	12.39	325,654	1.77%	23.99%	to	23.06%
2012	0.95%	to	1.55%	23,707	10.20	to	10.10	241,404	1.84%	11.50%	to	10.83%
2011	0.95%	to	1.55%	26,106	9.15	to	9.11	238,623	0.28%	-8.52%	to	-8.89%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
2013	0.95%	to	1.20%	16,890	18.88	to	18.53	315,457	0.75%	39.21%	to	38.86%
2012	0.95%	to	1.25%	13,126	13.57	to	13.30	176,151	0.00%	19.77%	to	19.39%
2011	0.95%	to	1.25%	7,570	11.33	to	11.14	84,962	0.00%	3.00%	to	2.67%
VI Global Real Estate Fund - Series I Shares (IVRE)
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
2013	0.95%	to	1.30%	23,003	11.96	to	11.65	271,759	3.07%	1.74%	to	1.38%
2012	0.95%	to	1.30%	32,559	11.76	to	11.49	378,685	0.57%	26.86%	to	26.40%
2011	0.95%	to	1.30%	31,564	9.27	to	9.09	289,925	3.29%	-7.39%	to	-7.72%
Diversified Stock Fund Class A Shares (VYDS)
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
2013	0.95%	to	1.65%	223,117	17.41	to	15.63	3,768,623	0.62%	32.66%	to	31.72%
2012	0.95%	to	1.65%	248,424	13.13	to	11.87	3,167,471	0.95%	15.17%	to	14.36%
2011	0.95%	to	1.65%	294,187	11.40	to	10.38	3,264,930	0.64%	-7.71%	to	-8.36%
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
2013	0.95%	to	1.25%	50,157	14.28	to	13.95	706,555	0.45%	19.84%	to	19.47%
2012	0.95%	to	1.25%	67,539	11.91	to	11.68	795,615	0.00%	6.53%	to	6.28%
2011	0.95%	to	1.25%	75,757	11.18	to	10.99	838,766	2.27%	-12.93%	to	-13.19%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
2013	0.95%	to	1.35%	23,432	9.93	to	9.91	232,386	0.00%	-0.68%	to	-0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
2013	1.10%	to	1.30%	19,296	11.69	to	11.51	225,180	0.00%	17.97%	to	17.73%
2012	1.10%	to	1.30%	17,262	9.91	to	9.78	170,809	0.00%	15.23%	to	15.06%
2011	1.10%	to	1.30%	26,678	8.60	to	8.50	228,895	0.00%	-16.67%	to	-16.91%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2015	0.95%	to	1.30%	11,328	$14.83	to	$14.34	$165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
2013	1.10%	to	1.30%	11,982	13.23	to	13.03	158,422	0.00%	29.08%	to	28.82%
2012	1.10%	to	1.30%	12,558	10.25	to	10.12	128,481	0.00%	14.53%	to	14.35%
2011	0.95%	to	1.30%	15,074	9.03	to	8.85	134,874	0.00%	-5.25%	to	-5.55%
Series N (Managed Asset Allocation Series) (SBLN)
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
2013	0.95%	to	1.30%	19,651	14.40	to	14.02	279,378	0.00%	13.24%	to	12.84%
2012	0.95%	to	1.30%	14,756	12.72	to	12.43	185,513	0.00%	12.02%	to	11.64%
2011	1.10%	to	1.25%	8,621	11.24	to	11.14	96,775	0.00%	-0.44%	to	-0.63%
Series O (All Cap Value Series) (SBLO)
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%
2013	0.95%	to	1.20%	23,292	15.37	to	15.08	353,805	0.00%	31.95%	to	31.61%
2012	0.95%	to	1.20%	24,139	11.65	to	11.46	278,378	0.00%	14.44%	to	14.14%
2011	0.95%	to	1.20%	76,596	10.18	to	10.04	774,297	0.00%	-5.30%	to	-5.55%
Series P (High Yield Series) (SBLP)
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
2013	0.95%	to	1.30%	17,128	17.43	to	16.96	294,991	0.00%	6.36%	to	5.99%
2012	0.95%	to	1.30%	29,664	16.38	to	16.01	481,279	0.00%	13.75%	to	13.39%
2011	0.95%	to	1.30%	29,110	14.40	to	14.12	416,021	0.00%	-0.96%	to	-1.33%
Series Q (Small Cap Value Series) (SBLQ)
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
2013	0.95%	to	1.30%	47,503	20.23	to	19.70	948,789	0.00%	35.49%	to	35.02%
2012	0.95%	to	1.30%	58,150	14.93	to	14.59	858,607	0.00%	18.30%	to	17.95%
2011	0.95%	to	1.30%	73,734	12.62	to	12.37	921,474	0.00%	-5.47%	to	-5.86%
Series V (Mid Cap Value Series) (SBLV)
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
2013	0.95%	to	1.30%	127,816	17.93	to	17.45	2,262,464	0.00%	32.06%	to	31.59%
2012	0.95%	to	1.30%	161,868	13.58	to	13.26	2,173,908	0.00%	16.07%	to	15.61%
2011	0.95%	to	1.30%	165,613	11.70	to	11.47	1,920,046	0.00%	-8.38%	to	-8.75%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014			1.10%	15,412			15.57	239,965	0.00%			7.60%
2013			1.10%	15,693			14.47	227,078	0.00%			39.78%
2012	1.10%	to	1.15%	8,905	10.35	to	10.32	92,155	0.00%	10.34%	to	10.26%
2011	1.10%	to	1.15%	8,735	9.38	to	9.36	81,932	0.00%	-3.10%	to	-3.01%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
2013	1.10%	to	1.25%	2,998	12.51	to	12.37	37,391	0.00%	26.86%	to	26.67%
2012	1.10%	to	1.25%	2,881	9.86	to	9.76	28,340	0.00%	9.43%	to	9.29%
2011	1.10%	to	1.25%	1,849	9.01	to	8.93	16,622	0.00%	-5.36%	to	-5.50%
Health Sciences Portfolio - II (TRHS2)
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
2013	0.95%	to	2.60%	1,957,164	22.35	to	21.02	43,531,343	0.00%	49.08%	to	46.60%
2012	0.95%	to	2.60%	1,447,320	14.99	to	14.34	21,622,699	0.00%	29.75%	to	27.59%
2011	0.95%	to	2.60%	674,188	11.56	to	11.24	7,772,836	0.00%	9.34%	to	7.52%
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
2013	0.95%	to	2.20%	418,215	10.56	to	10.34	4,403,224	0.54%	9.25%	to	7.87%
2012	0.95%	to	2.20%	327,050	9.66	to	9.58	3,156,795	1.06%	-3.37%	to	-4.19%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
2013	0.95%	to	2.20%	703,220	27.98	to	31.91	26,019,673	1.67%	10.96%	to	9.56%
2012	0.95%	to	2.20%	905,469	25.22	to	29.13	30,746,409	0.00%	28.57%	to	26.95%
2011	0.95%	to	2.20%	475,910	19.62	to	22.95	11,979,501	1.09%	-26.44%	to	-27.37%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%
2013	0.95%	to	2.60%	656,630	32.26	to	34.36	25,424,540	0.77%	9.48%	to	7.66%
2012	0.95%	to	2.60%	900,815	29.47	to	31.92	32,107,037	0.77%	2.40%	to	0.69%
2011	0.95%	to	2.05%	354,656	28.78	to	34.08	11,990,469	1.22%	-17.24%	to	-18.16%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.95%	to	2.25%	4,031,691	$27.55	to	$22.14	$108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
2013	0.95%	to	2.25%	5,765,187	32.34	to	26.69	182,232,052	1.30%	23.94%	to	22.32%
2012	0.95%	to	2.25%	6,695,505	26.09	to	21.82	170,977,693	1.16%	18.04%	to	16.49%
2011	0.95%	to	2.25%	8,197,211	22.11	to	18.73	177,547,335	1.05%	-8.09%	to	-9.29%
Variable Insurance Portfolios - Balanced (WRBP)
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
2013	0.95%	to	2.25%	2,598,391	20.07	to	16.63	51,059,224	1.46%	22.52%	to	20.92%
2012	0.95%	to	2.25%	2,832,072	16.38	to	13.76	45,485,972	1.50%	10.68%	to	9.23%
2011	0.95%	to	2.25%	3,231,584	14.80	to	12.59	46,983,411	1.52%	2.33%	to	0.99%
Variable Insurance Portfolios - Bond (WRBDP)
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
2013	0.95%	to	2.25%	4,392,785	16.24	to	13.26	69,801,032	3.56%	-3.02%	to	-4.29%
2012	0.95%	to	2.25%	5,653,755	16.74	to	13.85	92,655,701	3.12%	4.77%	to	3.39%
2011	0.95%	to	2.25%	6,157,959	15.98	to	13.40	96,552,451	2.68%	6.29%	to	4.90%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
2013	0.95%	to	2.25%	6,849,960	17.71	to	14.96	118,818,034	0.55%	32.24%	to	30.51%
2012	0.95%	to	2.25%	7,924,937	13.39	to	11.46	104,114,930	0.59%	17.47%	to	15.93%
2011	0.95%	to	2.25%	9,558,169	11.40	to	9.89	107,010,691	0.36%	0.70%	to	-0.62%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
2013	0.95%	to	2.25%	932,175	18.81	to	16.56	17,272,541	1.62%	28.38%	to	26.70%
2012	0.95%	to	2.25%	1,093,997	14.65	to	13.07	15,813,876	1.10%	12.10%	to	10.63%
2011	0.95%	to	2.25%	1,359,638	13.07	to	11.81	17,548,996	1.05%	-5.59%	to	-6.83%
Variable Insurance Portfolios - Energy (WRENG)
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
2013	0.95%	to	2.25%	469,042	14.24	to	12.86	6,583,998	0.00%	26.54%	to	24.88%
2012	0.95%	to	2.25%	580,041	11.25	to	10.30	6,448,904	0.00%	0.41%	to	-0.91%
2011	0.95%	to	2.25%	805,071	11.20	to	10.40	8,933,064	0.00%	-9.94%	to	-11.12%
Variable Insurance Portfolios - Global Bond (WRGBP)
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
2013	0.95%	to	2.25%	368,482	10.49	to	10.13	3,851,854	0.00%	0.78%	to	-0.54%
2012	0.95%	to	2.25%	258,003	10.41	to	10.19	2,680,726	3.42%	5.40%	to	4.01%
2011	0.95%	to	2.25%	138,156	9.88	to	9.79	1,364,034	2.16%	-1.20%	to	-2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
2013	0.95%	to	2.25%	965,476	13.86	to	12.37	13,170,383	0.00%	6.78%	to	5.38%
2012	0.95%	to	2.25%	1,371,424	12.98	to	11.74	17,549,749	0.00%	0.91%	to	-0.41%
2011	0.95%	to	2.25%	1,820,540	12.86	to	11.79	23,104,191	0.00%	-22.19%	to	-23.21%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
2013	0.95%	to	2.25%	7,313,103	16.14	to	13.93	115,513,677	0.43%	35.16%	to	33.39%
2012	0.95%	to	2.25%	8,850,476	11.94	to	10.45	103,583,897	0.06%	11.67%	to	10.20%
2011	0.95%	to	2.25%	10,732,698	10.69	to	9.48	112,624,107	0.40%	1.16%	to	-0.17%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%
2013	0.95%	to	2.25%	3,444,773	26.69	to	22.29	90,092,893	4.89%	9.45%	to	8.01%
2012	0.95%	to	2.25%	3,437,628	24.38	to	20.63	82,139,540	6.30%	17.51%	to	15.97%
2011	0.95%	to	2.25%	3,451,947	20.75	to	17.79	70,365,113	7.33%	4.26%	to	2.90%
Variable Insurance Portfolios - International Growth (WRIP)
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
2013	0.95%	to	2.25%	1,937,503	15.26	to	12.71	28,929,728	0.91%	18.09%	to	16.54%
2012	0.95%	to	2.25%	2,396,608	12.93	to	10.91	30,361,361	1.97%	16.93%	to	15.39%
2011	0.95%	to	2.25%	2,824,384	11.05	to	9.45	30,636,295	0.42%	-8.20%	to	-9.40%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
2013	0.95%	to	2.05%	641,781	19.09	to	17.14	12,068,034	1.67%	23.73%	to	22.35%
2012	0.95%	to	2.25%	780,139	15.43	to	13.76	11,877,621	2.39%	12.25%	to	10.77%
2011	0.95%	to	2.05%	988,441	13.75	to	12.62	13,427,910	1.56%	-14.70%	to	-15.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2015	0.95%	to	1.95%	509,157	$10.23	to	$9.76	$5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
2013	0.95%	to	2.00%	515,731	10.24	to	9.95	5,251,273	0.00%	-1.48%	to	-2.53%
2012	0.95%	to	2.00%	494,224	10.39	to	10.21	5,120,924	4.09%	2.39%	to	1.30%
2011	0.95%	to	1.60%	233,219	10.15	to	10.11	2,364,729	2.12%	1.50%	to	1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
2013	0.95%	to	1.95%	214,062	25.13	to	22.79	5,302,156	0.00%	55.79%	to	54.22%
2012	0.95%	to	1.85%	237,238	16.13	to	14.91	3,779,957	0.00%	10.78%	to	9.77%
2011	0.95%	to	1.85%	269,527	14.56	to	13.58	3,876,651	0.00%	-7.89%	to	-8.73%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
2013	0.95%	to	2.25%	734,887	23.23	to	20.74	16,818,109	0.00%	28.70%	to	27.02%
2012	0.95%	to	2.25%	799,639	18.05	to	16.33	14,247,875	0.00%	12.48%	to	11.00%
2011	0.95%	to	2.25%	849,997	16.05	to	14.71	13,490,037	0.01%	-1.50%	to	-2.79%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
2013	0.95%	to	2.25%	1,555,209	10.87	to	9.12	16,597,987	0.02%	-0.93%	to	-2.23%
2012	0.95%	to	2.25%	1,805,265	10.98	to	9.33	19,441,214	0.02%	-0.93%	to	-2.24%
2011	0.95%	to	2.25%	2,452,513	11.08	to	9.54	26,589,991	0.02%	-0.93%	to	-2.22%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
2013	0.95%	to	2.25%	393,521	17.49	to	15.44	6,779,587	1.15%	0.17%	to	-1.15%
2012	0.95%	to	2.25%	462,722	17.46	to	15.62	7,968,210	0.73%	16.60%	to	15.06%
2011	0.95%	to	2.25%	565,907	14.97	to	13.57	8,362,297	0.76%	4.01%	to	2.65%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
2013	0.95%	to	2.25%	3,080,205	27.65	to	25.31	83,423,314	0.00%	54.90%	to	52.87%
2012	0.95%	to	2.25%	3,672,810	17.85	to	16.55	64,303,289	0.00%	26.61%	to	24.95%
2011	0.95%	to	2.25%	4,392,183	14.10	to	13.25	60,775,633	0.00%	-6.66%	to	-7.88%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
2013	0.95%	to	2.25%	2,683,021	20.30	to	17.74	53,369,884	0.00%	42.00%	to	40.14%
2012	0.95%	to	2.25%	3,296,538	14.30	to	12.66	46,267,768	0.00%	4.16%	to	2.79%
2011	0.95%	to	2.25%	3,922,926	13.73	to	12.31	52,916,173	0.00%	-11.45%	to	-12.61%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%
2013	0.95%	to	2.25%	359,957	20.10	to	17.69	7,117,138	0.85%	32.26%	to	30.53%
2012	0.95%	to	2.05%	400,259	15.19	to	13.79	5,996,555	0.46%	17.50%	to	16.20%
2011	0.95%	to	2.05%	531,829	12.93	to	11.87	6,794,860	0.49%	-13.62%	to	-14.57%
Variable Insurance Portfolios - Value (WRVP)
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
2013	0.95%	to	2.25%	2,370,208	20.90	to	17.68	48,380,049	0.80%	34.05%	to	32.29%
2012	0.95%	to	2.25%	2,815,525	15.59	to	13.36	42,943,614	1.34%	17.75%	to	16.20%
2011	0.95%	to	2.25%	3,517,161	13.24	to	11.50	45,648,129	0.75%	-8.20%	to	-9.40%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
2013	1.60%	to	1.75%	11,012	18.24	to	17.86	197,425	0.27%	28.59%	to	28.39%
2012	1.60%	to	1.75%	12,979	14.18	to	13.91	181,078	0.10%	13.67%	to	13.50%
2011	1.60%	to	1.75%	20,470	12.48	to	12.26	252,377	0.14%	-7.03%	to	-7.17%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
2013	0.95%	to	2.05%	373,905	24.75	to	23.49	9,169,342	0.00%	48.80%	to	47.15%
2012	0.95%	to	2.05%	300,349	16.63	to	15.96	4,949,232	0.00%	6.84%	to	5.65%
2011	0.95%	to	2.05%	412,796	15.57	to	15.11	6,387,695	0.00%	-5.50%	to	-6.55%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	2.60%	2,825,641	30.34	to	25.36	83,835,381	1.38%	26.13%	to	24.03%
2012	0.95%	to	2.60%	3,103,349	24.05	to	20.45	73,128,193	2.16%	20.07%	to	18.07%
2011	0.95%	to	2.60%	3,682,904	20.03	to	17.32	72,453,662	1.30%	-9.14%	to	-10.65%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95%	to	2.20%	816,960	14.17	to	12.54	11,363,182	0.00%	-9.67%	to	-10.81%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VA International Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	$11.49	to	$11.37	$86,763	1.79%	-7.57%	to	-7.81%
2013	0.95%	to	1.20%	10,484	12.43	to	12.33	129,902	1.35%	21.74%	to	21.43%
2012	0.95%	to	1.20%	9,241	10.21	to	10.16	94,163	1.52%	12.95%	to	12.66%
2011	0.95%	to	1.20%	7,372	9.04	to	9.01	66,604	1.12%	-12.39%	to	-12.61%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95%	to	2.20%	2,777,451	20.42	to	18.06	55,745,574	0.37%	-32.98%	to	-33.82%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95%	to	2.05%	521,050	11.65	to	10.70	6,009,116	1.69%	-1.91%	to	-3.00%
2012	0.95%	to	2.15%	878,045	17.34	to	10.95	10,359,629	1.46%	12.08%	to	10.72%
2011	0.95%	to	2.15%	715,467	10.60	to	9.89	7,517,269	0.95%	-16.66%	to	-17.67%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.95%	698,073	13.54	to	12.53	9,344,201	2.25%	21.81%	to	20.58%
2012	0.95%	to	2.15%	799,025	11.11	to	10.25	8,809,472	2.93%	17.18%	to	15.75%
2011	0.95%	to	2.15%	745,150	9.49	to	8.85	7,018,430	1.69%	-11.53%	to	-12.60%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95%	to	2.20%	2,377,530	18.19	to	16.50	42,672,358	4.72%	0.67%	to	-0.60%
2012	0.95%	to	2.20%	2,803,406	18.07	to	16.60	50,081,035	6.30%	13.97%	to	12.52%
2011	0.95%	to	2.20%	3,466,837	15.85	to	14.75	54,408,865	5.60%	-1.77%	to	-3.01%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	2.20%	1,692,213	16.76	to	15.01	27,925,404	6.39%	5.92%	to	4.58%
2012	0.95%	to	2.20%	1,969,531	15.82	to	14.35	30,763,762	7.77%	13.62%	to	12.18%
2011	0.95%	to	2.20%	2,286,315	13.93	to	12.80	31,488,000	7.96%	2.82%	to	1.53%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
2013	0.95%	to	2.20%	3,786,746	14.31	to	13.15	53,482,489	6.16%	4.92%	to	3.59%
2012	0.95%	to	2.20%	4,789,971	13.64	to	12.69	64,630,282	6.17%	13.01%	to	11.58%
2011	0.95%	to	2.00%	4,959,858	12.07	to	11.48	59,333,297	7.93%	3.01%	to	1.92%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	to	2.05%	958,212	26.19	to	22.99	24,572,794	1.12%	-0.21%	to	-1.31%
2012	0.95%	to	2.20%	1,117,157	26.24	to	22.92	28,762,555	0.44%	16.12%	to	14.65%
2011	0.95%	to	2.20%	1,447,881	22.60	to	19.99	32,179,315	0.66%	-23.13%	to	-24.10%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50%	to	2.60%	22,478	19.52	to	17.51	423,707	0.91%	-1.06%	to	-2.16%
2012	1.50%	to	2.60%	28,770	19.73	to	17.90	549,863	0.24%	15.16%	to	13.87%
2011	1.50%	to	2.60%	35,349	17.13	to	15.72	588,811	0.43%	-23.75%	to	-24.60%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.95%	to	2.20%	848,759	23.25	to	20.04	19,360,340	0.52%	16.69%	to	15.22%
2012	0.95%	to	2.20%	975,577	19.92	to	17.40	19,096,114	0.80%	14.48%	to	13.03%
2011	0.95%	to	2.20%	1,215,140	17.40	to	15.39	20,803,714	1.25%	-10.62%	to	-11.75%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
2013	1.50%	to	2.60%	160,369	17.93	to	15.73	2,767,075	1.13%	28.20%	to	26.77%
2012	1.50%	to	2.60%	197,646	13.98	to	12.40	2,673,230	1.67%	18.64%	to	17.31%
2011	1.50%	to	2.60%	239,221	11.79	to	10.57	2,734,899	1.10%	-18.63%	to	-19.54%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
2013	0.95%	to	2.20%	1,432,190	19.45	to	16.77	27,301,447	1.28%	29.06%	to	27.44%
2012	0.95%	to	2.20%	1,616,873	15.07	to	13.16	23,901,516	1.78%	19.52%	to	18.01%
2011	0.95%	to	2.20%	1,944,416	12.61	to	11.15	24,106,625	1.18%	-18.09%	to	-19.12%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95%	to	1.40%	4,899	9.39	to	8.97	45,091	0.12%	-8.78%	to	-9.20%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95%	to	2.60%	123,477	7.73	to	8.05	1,014,201	0.00%	-8.99%	to	-10.50%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95%	to	2.20%	125,245	8.77	to	10.87	1,137,977	0.00%	-8.25%	to	-9.41%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.95%	to	2.05%	606,157	21.22	to	19.48	12,704,561	1.14%	-26.46%	to	-27.28%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95%	to	2.60%	1,173,183	29.47	to	25.91	34,128,221	1.21%	-17.19%	to	-18.57%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	to	2.25%	4,472,594	11.53	to	10.69	51,124,329	1.23%	20.19%	to	18.61%
2012	0.95%	to	2.25%	5,166,488	9.59	to	9.02	49,202,731	0.57%	14.68%	to	13.17%
2011	0.95%	to	2.25%	6,118,224	8.36	to	7.97	50,889,122	1.26%	-10.23%	to	-11.40%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95%	to	2.20%	515,192	18.89	to	16.49	9,518,408	2.21%	20.27%	to	18.75%
2012	0.95%	to	2.20%	603,932	15.70	to	13.89	9,296,209	0.40%	16.12%	to	14.65%
2011	0.95%	to	2.20%	712,738	13.52	to	12.11	9,469,953	1.72%	-16.91%	to	-17.96%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50%	to	2.60%	25,684	12.23	to	10.97	307,543	2.23%	19.28%	to	17.95%
2012	1.50%	to	2.60%	30,450	10.25	to	9.30	306,774	0.16%	15.19%	to	13.90%
2011	1.50%	to	2.60%	32,579	8.90	to	8.17	284,539	1.58%	-17.65%	to	-18.57%
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95%	to	1.70%	37,711	11.96	to	10.99	435,345	0.86%	12.33%	to	11.48%
2011	0.95%	to	1.70%	50,679	10.65	to	9.86	517,872	0.76%	-8.20%	to	-8.89%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	$13.75	to	$12.69	$489,305	2.02%	3.09%	to	2.47%
2013	0.95%	to	1.55%	37,098	13.33	to	12.39	483,022	1.12%	16.63%	to	15.92%
2012	0.95%	to	1.55%	67,944	11.43	to	10.69	759,483	0.99%	13.19%	to	12.51%
2011	0.95%	to	1.55%	78,794	10.10	to	9.50	779,932	1.01%	-4.94%	to	-5.52%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95%	to	1.85%	347,539	2.78	to	2.67	956,113	12.28%	-2.81%	to	-3.69%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95%	to	1.55%	21,860	3.01	to	2.91	64,938	11.64%	-3.26%	to	-3.85%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011			1.25%	6,674			3.39	22,593	8.94%			-3.77%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
2013	1.60%	to	1.75%	5,476	17.54	to	17.23	94,478	2.07%	20.45%	to	20.27%
2012	1.60%	to	1.75%	7,644	14.56	to	14.33	109,611	0.90%	19.22%	to	19.04%
2011	1.60%	to	1.75%	9,402	12.22	to	12.04	113,260	1.38%	-13.45%	to	-13.58%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%
2013	0.95%	to	2.60%	124,086	12.80	to	15.50	1,704,978	0.00%	44.45%	to	42.05%
2012	0.95%	to	2.60%	102,750	8.86	to	10.91	1,014,871	0.00%	7.78%	to	5.99%
2011	0.95%	to	2.60%	137,510	8.22	to	10.30	1,253,000	0.00%	-2.00%	to	-3.63%

2015	Reserves for annuity contracts in payout phase:							68,422,544
2015	Contract owners equity:							$5,058,291,034
2014	Reserves for annuity contracts in payout phase:							73,875,757
2014	Contract owners equity:							$5,801,419,569
2013	Reserves for annuity contracts in payout phase:							78,089,833
2013	Contract owners equity:							$6,214,279,257
2012	Reserves for annuity contracts in payout phase:							73,557,624
2012	Contract owners equity:							$5,859,299,538
2011	Reserves for annuity contracts in payout phase:							73,413,778
2011	Contract owners equity:							$6,061,567,903
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.
(4)	The form of the variable annuity contract Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(5)	Variable Annuity Application Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"
(10)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm"
(15)	Fund Participation Agreement with Black Rock (formerly FAM Distributors, Inc. and FAM Variable Series Fund, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"
(16)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, under document "waddellreedfpa.htm"
(17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated, dated December 31, 2002, as amended, as document "lordabbettfpa.htm"

(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm"
(19)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm"
(20)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm"
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 1,791 and 2,994 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Accumulative Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Asset Strategy Fund	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Bond Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Advisors Government Securities Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors Global Growth Fund	Ivy Funds VIP Global Growth Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP Money Market Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Pathfinder Aggressive Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Pathfinder Conservative Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
InvestEd Portfolios	Ivy Funds VIP Pathfinder Moderate Portfolio
InvestEd Conservative Portfolio	Ivy Funds VIP Pathfinder Moderate – Managed Volatility
InvestEd Balanced Portfolio	Ivy Funds VIP Pathfinder Moderately Aggressive – Managed Volatility
InvestEd Growth Portfolio	Ivy Funds VIP Pathfinder Moderately Conservative – Managed Volatility
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and Chief Executive Officer
Derek D. Burke	Director, President and Chief Operating Officer
Henry J. Herrmann	Director
Shawn M. Mihal	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Kenneth M. Cherrier	Senior Vice President and Chief Supervisory Officer
Wendy J. Hills	Senior Vice President and General Counsel
Brent K. Bloss	Director, Senior Vice President and Treasurer
Benjamin R. Clouse	Vice President, Controller, Principal Accounting Officer and Principal Financial Officer
James D. Hughes	Assistant Vice President and Secretary
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact